UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

200 W Front Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606
(Name and address of agent for service)

800-208-5212

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Innovator Buffer Step-Up Strategy ETF®
BSTP (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Buffer Step-Up Strategy ETF® for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSTP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Buffer Step-Up Strategy ETF®	$95	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.
Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.
The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Buffer Step-Up Strategy ETF®	PAGE 1	TSR-AR-45783Y731

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2022)
Innovator Buffer Step-Up Strategy ETF NAV	13.26	10.59
S&P 500 TR	21.45	16.00
S&P 500	19.89	14.28
Visit https://www.innovatoretfs.com/etf/?ticker=BSTP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$57,036,951
Number of Holdings	4
Net Advisory Fee	$556,537
Portfolio Turnover	0%
30-Day SEC Yield	-0.86%
30-Day SEC Yield Unsubsidized	-0.86%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.74	100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.26	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $769.82 (Short)	-2.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.26 (Short)	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BSTP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Buffer Step-Up Strategy ETF®	PAGE 2	TSR-AR-45783Y731

Innovator Deepwater Frontier Tech ETF
LOUP (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Deepwater Frontier Tech ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOUP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Deepwater Frontier Tech ETF	$92	0.70%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
Over this same period, LOUP outperformed the Nasdaq-100, largely attributable to security selection within Industrials and Information Technology.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/24/2018)
Innovator Deepwater Frontier Tech ETF NAV	63.99	16.88	17.64
S&P 500 TR	21.45	17.64	14.81
Dow Jones Global Index TR	22.43	14.46	11.21
Deepwater Frontier Tech Index Total Return	65.25	17.70	18.44
Visit https://www.innovatoretfs.com/etf/?ticker=LOUP for more recent performance information.
Innovator Deepwater Frontier Tech ETF	PAGE 1	TSR-AR-45782C862

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$166,957,162
Number of Holdings	31
Net Advisory Fee	$620,943
Portfolio Turnover	117%
30-Day SEC Yield	-0.53%
30-Day SEC Yield Unsubsidized	-0.53%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	49.8%
Industrial	17.6%
Communications	15.0%
Consumer, Non-cyclical	5.3%
Basic Materials	3.4%
Energy	3.3%
Financial	3.0%
Utilities	2.6%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LOUP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Deepwater Frontier Tech ETF	PAGE 2	TSR-AR-45782C862

Innovator Equity Autocallable Income Strategy ETF
ACEI (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Autocallable Income Strategy ETF for the period of September 24, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=ACEI. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Autocallable Income Strategy ETF	$8	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator Equity Autocallable Income Strategy ETF is designed to offer investors a single-ticker solution to pursue a high rate of monthly income through exposure to a laddered portfolio of autocallables. As opposed to income derived from interest-rate risk, ACEI’s income is connected to equity market performance. ACEI’s strategy is built around a 10-stock autocallable structure. The Fund’s income and potential for an early “autocall” are contingent on the individual performance of the 10 largest market-cap stocks in the S&P 500. The ETF holds 10 autocallables, one on each stock.
Since its inception on September 24, 2025, through October 31, 2025, ACEI generated a total return of 0.68%, with no distributions paid yet. Over the same period, the S&P 500 returned 3.13%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2025)
Innovator Equity Autocallable Income Strategy ETF NAV	-0.53
S&P 500 TR	3.13
S&P 500	3.05
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=ACEI for more recent performance information.
Innovator Equity Autocallable Income Strategy ETF	PAGE 1	TSR-AR-45784N593

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,351,777
Number of Holdings	11
Net Advisory Fee	$2,023
Portfolio Turnover	0%
30-Day SEC Yield	3.51%
30-Day SEC Yield Unsubsidized	3.51%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	100.3%
NVDA AUTOCALL 11-30-28	0.2%
TSLA AUTOCALL 9-29-28	0.1%
GOOG AUTOCALL 10-31-28	0.1%
AAPL AUTOCALL 9-29-28	0.0%
AVGO AUTOCALL 10-31-28	0.0%
AMZN AUTOCALL 11-30-28	0.0%
MSFT AUTOCALL 11-30-28	-0.1%
BRK/B AUTOCALL 11-30-28	-0.1%
ORCL AUTOCALL 10-31-28	-0.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=ACEI.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Autocallable Income Strategy ETF	PAGE 2	TSR-AR-45784N593

Innovator Equity Managed 100 Buffer ETF™
BFRZ (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Managed 100 Buffer ETF™ for the period of May 12, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=BFRZ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Managed 100 Buffer ETF™	$44	0.89%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since its inception on May 12, 2025, through October 31, 2025, BFRZ generated a total return of 7.73%. Over the same period, the S&P 500 Index returned 17.74%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a loss of 0.26%, while the puts contributed a loss of 8.22%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/12/2025)
Innovator Equity Managed 100 Buffer ETF NAV	7.76
S&P 500 TR	17.74
S&P 500	17.04
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=BFRZ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Equity Managed 100 Buffer ETF™	PAGE 1	TSR-AR-45784N619

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$73,995,106
Number of Holdings	202
Net Advisory Fee	$149,166
Portfolio Turnover	7%
30-Day SEC Yield	0.32%
30-Day SEC Yield Unsubsidized	0.32%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	32.5%
Communications	15.6%
Financial	12.5%
Consumer, Non-cyclical	11.7%
Consumer, Cyclical	8.9%
Industrial	7.2%
Finance and Insurance	3.6%
Energy	2.8%
Utilities	2.1%
Cash & Other	3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=BFRZ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Managed 100 Buffer ETF™	PAGE 2	TSR-AR-45784N619

Innovator Equity Managed Floor ETF®
SFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Managed Floor ETF® for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Managed Floor ETF®	$96	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the 12 months ended October 31, 2025, SFLR generated a total return of 16.63%. Over the same period, the S&P 500 Index returned 21.45%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). Both components detracted from the fund’s return, with the calls generating a 0.49% loss and the puts contributing a 3.09% loss.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/08/2022)
Innovator Equity Managed Floor ETF NAV	16.66	18.24
S&P 500 TR	21.45	23.32
S&P 500	19.89	21.52
Solactive GBS United States 500 Index TR	22.32	24.02
Visit https://www.innovatoretfs.com/etf/?ticker=SFLR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Equity Managed Floor ETF®	PAGE 1	TSR-AR-45783Y673

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,227,650,527
Number of Holdings	209
Net Advisory Fee	$7,153,335
Portfolio Turnover	10%
30-Day SEC Yield	0.28%
30-Day SEC Yield Unsubsidized	0.28%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	34.0%
Communications	16.8%
Financial	13.4%
Consumer, Non-cyclical	11.9%
Consumer, Cyclical	7.8%
Industrial	7.1%
Energy	2.9%
Utilities	2.3%
Basic Materials	1.5%
Cash & Other	2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=SFLR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Managed Floor ETF®	PAGE 2	TSR-AR-45783Y673

Innovator Equity Premium Income - Daily Putwrite ETF
SPUT (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Premium Income - Daily Putwrite ETF for the period of March 13, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SPUT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Premium Income - Daily Putwrite ETF	$54	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund combines the potential for capital appreciation with income generated from the daily sale of put options on the S&P 500. Through its portfolio construction, the Fund is designed to provide compelling levels of income with meaningful upside return potential, seeking to offer market-like returns, monthly distributions, a low-volatility profile, and a shallower drawdown profile.
Since its inception on March 13, 2025, through October 31, 2025, SPUT generated a total return of 13.17%. Over the same period, the S&P 500 returned 24.85%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/13/2025)
Innovator Equity Premium Income - Daily Putwrite ETF NAV	13.17
S&P 500 TR	24.85
S&P 500	23.88
Visit https://www.innovatoretfs.com/etf/?ticker=SPUT for more recent performance information.
Innovator Equity Premium Income - Daily Putwrite ETF	PAGE 1	TSR-AR-45784N403

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,164,991
Number of Holdings	507
Net Advisory Fee	$32,575
Portfolio Turnover	46%
30-Day SEC Yield	5.34%
30-Day SEC Yield Unsubsidized	1.15%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Financial	26.0%
Technology	17.8%
Communications	8.9%
Consumer, Non-cyclical	7.1%
Consumer, Cyclical	4.1%
Industrial	3.8%
Energy	1.4%
Utilities	1.1%
Basic Materials	0.8%
Cash & Other	29.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=SPUT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Premium Income - Daily Putwrite ETF	PAGE 2	TSR-AR-45784N403

Innovator Gradient Tactical Rotation Strategy ETF
IGTR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Gradient Tactical Rotation Strategy ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IGTR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Gradient Tactical Rotation Strategy ETF	$83	0.80%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy seeks to identify the global market segment displaying the strongest price momentum metrics. The strategy utilizes a rules-based, two-factor approach to create tactical investment opportunities.
During the 12 months ended October 31, 2025, IGTR generated a total return of 7.52%. Over the same period, the S&P Global BMI Index returned 22.44%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/16/2022)
Innovator Gradient Tactical Rotation Strategy ETF NAV	7.52	4.80
S&P 500 TR	21.45	22.08
S&P Global BMI TR	22.44	19.61
Visit https://www.innovatoretfs.com/etf/?ticker=IGTR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Gradient Tactical Rotation Strategy ETF	PAGE 1	TSR-AR-45783Y665

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$56,820,856
Number of Holdings	101
Net Advisory Fee	$719,038
Portfolio Turnover	418%
30-Day SEC Yield	0.20%
30-Day SEC Yield Unsubsidized	0.20%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	40.1%
Financial	12.6%
Consumer, Cyclical	11.3%
Consumer, Non-cyclical	8.8%
Industrial	8.3%
Communications	8.0%
Basic Materials	4.7%
Utilities	3.3%
Energy	2.6%
Cash & Other	0.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IGTR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Gradient Tactical Rotation Strategy ETF	PAGE 2	TSR-AR-45783Y665

Innovator Hedged Nasdaq-100® ETF
QHDG (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Hedged Nasdaq-100® ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QHDG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Hedged Nasdaq-100® ETF	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is designed to be a conservative growth equity solution that seeks to provide capital appreciation and a level of hedged downside protection over the Nasdaq-100® via an options hedge overlay.
During the 12 months ended October 31, 2025 QHDG generated a total return of 17.82%. Over the same period, the Nasdaq-100 returned 30.95%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/19/2024)
Innovator Hedged Nasdaq-100 ETF NAV	17.82	16.01
NASDAQ 100 Total Return Index	30.95	25.99
NASDAQ 100 Index	30.00	25.09
Visit https://www.innovatoretfs.com/etf/?ticker=QHDG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Hedged Nasdaq-100® ETF	PAGE 1	TSR-AR-45783Y152

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,738,424
Number of Holdings	106
Net Advisory Fee	$69,848
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	53.3%
Communications	27.6%
Consumer, Non-cyclical	8.1%
Consumer, Cyclical	8.1%
Industrial	1.5%
Utilities	1.4%
Basic Materials	1.1%
Energy	0.4%
Financial	0.2%
Cash & Other	-1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QHDG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Hedged Nasdaq-100® ETF	PAGE 2	TSR-AR-45783Y152

Innovator IBD® 50 ETF
FFTY (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator IBD® 50 ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=FFTY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator IBD® 50 ETF	$101	0.80%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator IBD® 50 ETF seeks to track the investment results of the IBD® 50 Index. IBD® 50 is Investor’s Business Daily’s signature investing tool—targeting companies that are generating outstanding profit growth, big sales increases, wide profit margins and a high return on equity.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
FFTY delivered a strong positive return over the same period, beating the S&P 500, largely attributable to its allocation within health care, materials, and information technology.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator IBD® 50 ETF	PAGE 1	TSR-AR-45782C102

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Innovator IBD 50 ETF NAV	53.62	3.39	6.35
S&P 500 TR	21.45	17.64	14.64
IBD 50 Total Return Index	54.26	4.13	7.05**
Visit https://www.innovatoretfs.com/etf/?ticker=FFTY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Since Inception return is 3.42% from the date the Fund began tracking the IBD® 50 Total Return Index, November 20, 2017.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$113,792,165
Number of Holdings	51
Net Advisory Fee	$357,358
Portfolio Turnover	1,209%
30-Day SEC Yield	-0.50%
30-Day SEC Yield Unsubsidized	-0.67%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Technology	26.0%
Industrial	25.3%
Consumer, Non-cyclical	19.8%
Communications	13.1%
Financial	11.2%
Energy	3.5%
Basic Materials	1.5%
Cash & Other	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=FFTY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator IBD® 50 ETF	PAGE 2	TSR-AR-45782C102

Innovator IBD® Breakout Opportunities ETF
BOUT (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator IBD® Breakout Opportunities ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOUT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator IBD® Breakout Opportunities ETF	$82	0.80%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator IBD® Breakout Opportunities ETF seeks to provide exposure to the investment results of the IBD® Breakout Stocks Index. The Index leverages decades of Investor’s Business Daily research and seeks to identify stock breakout opportunities, or stocks poised to experience a period of sustained price growth beyond the security’s recent “resistance level”, with consideration for various market conditions.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
BOUT delivered a positive return over the same period, but trailed the S&P 500, largely attributable to its underweight to information technology and exposure to small caps.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/12/2018)
Innovator IBD Breakout Opportunities ETF NAV	3.87	10.62	6.46
S&P 500 TR	21.45	17.64	14.68
IBD Breakout Stocks Total Return Index	5.25	12.09	7.83
Visit https://www.innovatoretfs.com/etf/?ticker=BOUT for more recent performance information.
Innovator IBD® Breakout Opportunities ETF	PAGE 1	TSR-AR-45782C763

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,322,166
Number of Holdings	37
Net Advisory Fee	$99,856
Portfolio Turnover	1,668%
30-Day SEC Yield	-0.45%
30-Day SEC Yield Unsubsidized	-0.45%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Industrial	32.7%
Consumer, Non-cyclical	22.1%
Technology	15.6%
Communications	13.7%
Basic Materials	5.7%
Financial	5.0%
Consumer, Cyclical	4.4%
Cash & Other	0.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BOUT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator IBD® Breakout Opportunities ETF	PAGE 2	TSR-AR-45782C763

Innovator Index Autocallable Income Strategy ETF
ACII (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Index Autocallable Income Strategy ETF for the period of September 24, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=acii. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Index Autocallable Income Strategy ETF	$8	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator Index Autocallable Income Strategy ETF is designed to offer investors a single-ticker solution to pursue a high rate of monthly income through exposure to a laddered portfolio of autocallables. As opposed to income derived from interest-rate risk, ACII’s income is connected to equity market performance. Specifically, ACII follows a “worst-of” autocallable approach, contingent upon the performance of a basket of three major U.S equity ETFs: the SPDR S&P 500 ETF (SPY), the Invesco Nasdaq-100 ETF (QQQ), and the iShares Russell 2000 ETF (IWM).
Since its inception on September 24, 2025, through October 31, 2025, ACII generated a total return of 0.82%, with no distributions paid yet. Over the same period, the S&P 500 returned 3.13%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2025)
Innovator Index Autocallable Income Strategy ETF NAV	0.65
S&P 500 TR	3.13
S&P 500	3.05
Visit https://www.innovatoretfs.com/etf/?ticker=acii for more recent performance information.
Innovator Index Autocallable Income Strategy ETF	PAGE 1	TSR-AR-45784N585

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,774,224
Number of Holdings	4
Net Advisory Fee	$2,295
Portfolio Turnover	0%
30-Day SEC Yield	3.52%
30-Day SEC Yield Unsubsidized	3.52%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.4%
Worst of SPY QQQ IWM 2029	0.0%
Worst of SPY QQQ IWM 2028	0.0%
Worst of SPY QQQ IWM 2027	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=acii.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Index Autocallable Income Strategy ETF	PAGE 2	TSR-AR-45784N585

Innovator Laddered Allocation Buffer ETF™
BUFB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Laddered Allocation Buffer ETF™ for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Buffer ETF™	$11**	0.10%**
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
**	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with returns of the MerQube U.S. Large Cap Equity Buffer Laddered Index. The Index is comprised of the shares of twelve Innovator U.S. Equity Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Laddered Allocation Buffer ETF™	PAGE 1	TSR-AR-45783Y756

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
Innovator Laddered Allocation Buffer ETF NAV	14.22	10.47
S&P 500 TR	21.45	13.44
MerQube US Large Cap Equity Buffer Laddered Index	14.32	10.56
Visit https://www.innovatoretfs.com/etf/?ticker=BUFB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$233,534,079
Number of Holdings	13
Net Advisory Fee	$205,959
Portfolio Turnover	1%
30-Day SEC Yield	-0.07%
30-Day SEC Yield Unsubsidized	-0.07%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Innovator U.S. Equity Buffer ETF -December	8.4%
Innovator U.S. Equity Buffer ETF - February	8.3%
Innovator U.S. Equity Buffer ETF - October	8.3%
Innovator U.S. Equity Buffer ETF - August	8.3%
Innovator U.S. Equity Buffer ETF - January	8.3%
Innovator U.S. Equity Buffer ETF - July	8.3%
Innovator U.S. Equity Buffer ETF - November	8.3%
Innovator U.S. Equity Buffer ETF - September	8.3%
Innovator U.S. Equity Buffer ETF - March	8.3%
Innovator U.S. Equity Buffer ETF - June	8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BUFB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Laddered Allocation Buffer ETF™	PAGE 2	TSR-AR-45783Y756

Innovator Laddered Allocation Power Buffer ETF™
BUFF (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Laddered Allocation Power Buffer ETF™ for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Power Buffer ETF™	$11**	0.10%**
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
**	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with returns of the FTSE Laddered Power Buffer Strategy Index (Index). The Index is comprised of the shares of twelve Innovator U.S. Equity Power Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Laddered Allocation Power Buffer ETF™	PAGE 1	TSR-AR-45783Y814

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/19/2016)
Innovator Laddered Allocation Power Buffer ETF NAV	11.62	9.33	8.50
S&P 500 TR	21.45	17.64	15.65
FTSE Laddered Power Buffer Strategy Price Return Index	11.70	9.42	8.93**
Visit https://www.innovatoretfs.com/etf/?ticker=BUFF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Since Inception return is cumulative and from the date the Fund began tracking the FTSE Laddered Power Buffer Strategy Price Return Index.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$735,283,324
Number of Holdings	13
Net Advisory Fee	$624,643
Portfolio Turnover	1%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-0.08%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Innovator U.S. Equity Power Buffer ETF - December	8.4%
Innovator U.S. Equity Power Buffer ETF - October	8.4%
Innovator U.S. Equity Power Buffer ETF - February	8.3%
Innovator U.S. Equity Power Buffer ETF - August	8.3%
Innovator U.S. Equity Power Buffer ETF - July	8.3%
Innovator U.S. Equity Power Buffer ETF - September	8.3%
Innovator U.S. Equity Power Buffer ETF - March	8.3%
Innovator U.S. Equity Power Buffer ETF - January	8.3%
Innovator U.S. Equity Power Buffer ETF - June	8.3%
Innovator U.S. Equity Power Buffer ETF - November	8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BUFF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Laddered Allocation Power Buffer ETF™	PAGE 2	TSR-AR-45783Y814

Innovator Nasdaq-100 Managed Floor ETF®
QFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Nasdaq-100 Managed Floor ETF® for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100 Managed Floor ETF®	$100	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the 12 months ended October 31, 2025, QFLR generated a total return of 24.85%. Over the same period, the Nasdaq-100 returned 30.95%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a loss of 1.52%, while the puts contributed a loss of 4.54%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/24/2024)
Innovator Nasdaq-100 Managed Floor ETF NAV	24.92	19.74
NASDAQ 100 Total Return Index	30.95	25.64
NASDAQ 100 Index	30.00	24.68
Visit https://www.innovatoretfs.com/etf/?ticker=QFLR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Nasdaq-100 Managed Floor ETF®	PAGE 1	TSR-AR-45783Y681

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$398,647,088
Number of Holdings	48
Net Advisory Fee	$2,571,066
Portfolio Turnover	26%
30-Day SEC Yield	-0.22%
30-Day SEC Yield Unsubsidized	-0.22%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
NVIDIA Corp.	10.7%
Microsoft Corp.	9.0%
Apple, Inc.	8.8%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	6.3%
Alphabet, Inc. - Class A	3.9%
Tesla, Inc.	3.9%
Alphabet, Inc. - Class C	3.8%
Mount Vernon Liquid Assets Portfolio, LLC	3.6%
Meta Platforms, Inc. - Class A	3.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QFLR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Nasdaq-100 Managed Floor ETF®	PAGE 2	TSR-AR-45783Y681

Innovator Power Buffer Step-Up Strategy ETF®
PSTP (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Power Buffer Step-Up Strategy ETF® for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSTP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Power Buffer Step-Up Strategy ETF®	$94	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.
Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.
The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Power Buffer Step-Up Strategy ETF®	PAGE 1	TSR-AR-45783Y723

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2022)
Innovator Power Buffer Step-Up Strategy ETF NAV	11.55	8.86
S&P 500 TR	21.45	16.00
S&P 500	19.89	14.28
Visit https://www.innovatoretfs.com/etf/?ticker=PSTP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$126,887,827
Number of Holdings	4
Net Advisory Fee	$992,391
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.79	99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.05	5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $773.32 (Short)	-2.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.74 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PSTP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Power Buffer Step-Up Strategy ETF®	PAGE 2	TSR-AR-45783Y723

Innovator S&P Investment Grade Preferred ETF
EPRF (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator S&P Investment Grade Preferred ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EPRF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator S&P Investment Grade Preferred ETF	$47	0.47%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
EPRF is the only 100% investment grade preferred ETF available. Investment grade preferred stocks tend to have more duration than benchmark preferred stocks because their higher credit quality typically means they are structured as perpetual cash flows (no maturity).
During the 12 months ended October 31, 2025, short-term rates declined while longer-term rates remained largely unchanged. Credit spreads, however, widened out substantially, pushing the prices of preferred stock lower.
Over the period, EPRF exhibited high correlation with the broader preferred market, experiencing price losses that were largely offset by the income.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/23/2016)
Innovator S&P Investment Grade Preferred ETF NAV	-1.44	-0.40	1.84
S&P 500 TR	21.45	17.64	15.59
S&P U.S. Aggregate Bond Index	6.11	0.15	1.84
S&P U.S. High Quality Preferred Stock Index TR	-4.82	-0.84	1.86
Innovator S&P Investment Grade Preferred ETF	PAGE 1	TSR-AR-45783Y822

Visit https://www.innovatoretfs.com/etf/?ticker=EPRF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$83,333,426
Number of Holdings	77
Net Advisory Fee	$432,591
Portfolio Turnover	27%
Average Credit Quality	AAA
Effective Duration	2 yrs
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Cullen/Frost Bankers, Inc.	4.1%
Voya Financial, Inc.	4.1%
Hartford Insurance Group, Inc.	4.1%
Bank of New York Mellon Corp.	4.1%
UMB Financial Corp.	4.0%
State Street Corp.	4.0%
Axis Capital Holdings Ltd.	4.0%
Ares Management Corp.	4.0%
Northern Trust Corp.	3.9%
Agree Realty Corp.	3.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EPRF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator S&P Investment Grade Preferred ETF	PAGE 2	TSR-AR-45783Y822

Innovator U.S. Small Cap Managed Floor ETF®
RFLR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Managed Floor ETF® for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Managed Floor ETF®	$94	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the 12 months ended October 31, 2025, RFLR generated a total return of 11.66%. Over the same period, the Russell 2000 returned 14.41%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a gain of 3.51%, while the puts contributed a loss of 4.80%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/16/2024)
Innovator U.S. Small Cap Managed Floor ETF NAV	11.66	12.20
Russell 2000 Total Return Index	14.41	13.20
Russell 2000	12.87	11.72
Solactive United States 2000 Index TR	13.02	12.21
Visit https://www.innovatoretfs.com/etf/?ticker=RFLR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator U.S. Small Cap Managed Floor ETF®	PAGE 1	TSR-AR-45784N502

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$36,712,283
Number of Holdings	1,272
Net Advisory Fee	$154,288
Portfolio Turnover	32%
30-Day SEC Yield	0.85%
30-Day SEC Yield Unsubsidized	0.85%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Sectors	(%)
Financial	22.6%
Consumer, Non-cyclical	22.4%
Industrial	12.6%
Consumer, Cyclical	11.0%
Technology	9.8%
Energy	5.7%
Communications	4.8%
Basic Materials	3.8%
Utilities	2.4%
Cash & Other	4.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=RFLR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Managed Floor ETF®	PAGE 2	TSR-AR-45784N502

Innovator Uncapped Accelerated U.S. Equity ETF™
XUSP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Uncapped Accelerated U.S. Equity ETF™ for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XUSP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Uncapped Accelerated U.S. Equity ETF™	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide investors with the potential for rates of return that outperform the price return of the SPDR® S&P 500® ETF Trust (SPY) after achieving performance thresholds.
In markets where the S&P 500 Index is down, the Fund is designed to match the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund has potential to outperform the S&P 500 Index during periods where SPY achieves sustained positive performance.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/10/2022)
Innovator Uncapped Accelerated U.S. Equity ETF NAV	23.11	19.66
S&P 500 TR	21.45	17.98
S&P 500	19.89	16.24
Visit https://www.innovatoretfs.com/etf/?ticker=XUSP for more recent performance information.
Innovator Uncapped Accelerated U.S. Equity ETF™	PAGE 1	TSR-AR-45783Y699

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$47,956,174
Number of Holdings	12
Net Advisory Fee	$358,984
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.69	25.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.88	24.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.20	23.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.62	22.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $587.36	6.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $615.38	4.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $648.74	4.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.49	2.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21 (Short)	-2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.87 (Short)	-3.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XUSP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Uncapped Accelerated U.S. Equity ETF™	PAGE 2	TSR-AR-45783Y699

Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly
TFJL (Principal U.S. Listing Exchange: Cboe BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TFJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	$79	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Floor over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Floor provide an opportunity for the Fund to soften market losses during the reporting period and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Floor may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Floor will also cause the Fund to experience different returns than TLT.
The year ended October 31, 2025, proved somewhat challenging for 20+ Year U.S. Treasuries, reflecting a divergence between monetary easing and fiscal realities. Performance for the period was moderately positive, as concerns over rising federal deficits and increased bond supply outweighed the benefits of Federal Reserve rate cuts. While the front end of the curve rallied on policy easing, the long end sold off, resulting in a steepening yield curve. Volatility spiked in April 2025 amid uncertainty regarding tax-and-spending legislation, and although yields attracted opportunistic buying in Q3, a broader ‘risk-on’ rotation into equities limited any sustained recovery in long-duration bonds
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	PAGE 1	TSR-AR-45782C243

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/17/2020)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly NAV	0.29	-3.58	-3.77
S&P U.S. Aggregate Bond Index	6.11	0.15	0.03
ICE US Treasury 20+ Year Index Excluding Transaction Costs	2.05	-7.86	-8.13
Visit https://www.innovatoretfs.com/etf/?ticker=TFJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$31,551,389
Number of Holdings	3
Net Advisory Fee	$224,552
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $0.22	99.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $84.90	0.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $126.91 (Short)	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TFJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly	PAGE 2	TSR-AR-45782C243

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
TBJL (Principal U.S. Listing Exchange: Cboe BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TBJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July	$79	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than TLT.
The year ended October 31, 2025, proved somewhat challenging for 20+ Year U.S. Treasuries, reflecting a divergence between monetary easing and fiscal realities. Performance for the period was moderately positive, as concerns over rising federal deficits and increased bond supply outweighed the benefits of Federal Reserve rate cuts. While the front end of the curve rallied on policy easing, the long end sold off, resulting in a steepening yield curve. Volatility spiked in April 2025 amid uncertainty regarding tax-and-spending legislation, and although yields attracted opportunistic buying in Q3, a broader ‘risk-on’ rotation into equities limited any sustained recovery in long-duration bonds
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator 20+ Year Treasury Bond 9 Buffer ETF™- July	PAGE 1	TSR-AR-45782C235

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/17/2020)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July NAV	0.53	-3.58	-3.85
S&P U.S. Aggregate Bond Index	6.11	0.15	0.03
ICE US Treasury 20+ Year Index Excluding Transaction Costs	2.05	-7.86	-8.13
Visit https://www.innovatoretfs.com/etf/?ticker=TBJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$28,382,927
Number of Holdings	4
Net Advisory Fee	$201,422
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.88	97.9%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $88.28	3.0%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $131.23 (Short)	-0.2%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $80.33 (Short)	-0.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TBJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator 20+ Year Treasury Bond 9 Buffer ETF™- July	PAGE 2	TSR-AR-45782C235

Innovator Defined Wealth Shield ETF
BALT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Defined Wealth Shield ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Defined Wealth Shield ETF	$71	0.69%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Defined Wealth Shield ETF	PAGE 1	TSR-AR-45783Y855

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator Defined Wealth Shield ETF NAV	7.03	5.95
S&P 500 TR	21.45	12.97
S&P 500	19.89	11.31
Visit https://www.innovatoretfs.com/etf/?ticker=BALT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,885,774,215
Number of Holdings	4
Net Advisory Fee	$9,374,101
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.67	101.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.18	1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $532.94 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $681.90 (Short)	-2.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Defined Wealth Shield ETF	PAGE 2	TSR-AR-45783Y855

Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
EBUF (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Emerging Markets 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly	$94	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y210

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Emerging Markets 10 Buffer ETF - Quarterly NAV	11.28	10.10
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	23.59
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	20.90
Visit https://www.innovatoretfs.com/etf/?ticker=EBUF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$15,633,740
Number of Holdings	4
Net Advisory Fee	$81,450
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.13	101.0%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $53.40	1.8%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.06 (Short)	-0.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $55.54 (Short)	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y210

Innovator Emerging Markets Power Buffer ETF™ - April
EAPR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF™ - April	$94	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C359

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Emerging Markets Power Buffer ETF - April NAV	10.35	3.60
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	3.95
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	1.38
Visit https://www.innovatoretfs.com/etf/?ticker=EAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$77,048,558
Number of Holdings	4
Net Advisory Fee	$623,301
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $0.44	112.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $43.70	0.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $37.15 (Short)	-0.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $50.12 (Short)	-12.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C359

Innovator Emerging Markets Power Buffer ETF™ - January
EJAN (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF™ - January	$93	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C516

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Innovator Emerging Markets Power Buffer ETF - January NAV	8.19	4.15	3.85
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	7.46	6.52
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	4.90	4.00
Visit https://www.innovatoretfs.com/etf/?ticker=EJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$100,223,088
Number of Holdings	4
Net Advisory Fee	$1,007,589
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.42	114.6%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $41.82	0.1%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $35.55 (Short)	-0.1%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.22 (Short)	-14.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C516

Innovator Emerging Markets Power Buffer ETF™ - July
EJUL (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF™ - July	$96	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C714

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Innovator Emerging Markets Power Buffer ETF - July NAV	16.01	2.68	2.42
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	7.46	7.13
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	4.90	4.58
Visit https://www.innovatoretfs.com/etf/?ticker=EJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$148,294,784
Number of Holdings	4
Net Advisory Fee	$851,891
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.48	105.8%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $48.24	2.0%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $41.00 (Short)	-0.8%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $54.93 (Short)	-7.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C714

Innovator Emerging Markets Power Buffer ETF™ - October
EOCT (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF™ - October	$98	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by a resurgence in Chinese equities and sustained momentum in the technology sector, the MSCI Emerging Markets Index delivered robust double-digit growth for the year ended October 31, 2025. Semiconductor constituents in Taiwan and South Korea capitalized on the artificial intelligence boom, contributing significantly to performance, while a weakening U.S. dollar provided additional support. Conversely, the real estate sector continued to lag, acting as a drag on overall gains.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C623

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator Emerging Markets Power Buffer ETF - October NAV	19.37	5.74
MSCI EM (EMERGING MARKETS) Net (USD)	27.91	5.35
MSCI EM (EMERGING MARKETS) Price (USD)	25.19	2.78
Visit https://www.innovatoretfs.com/etf/?ticker=EOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$105,921,016
Number of Holdings	4
Net Advisory Fee	$642,812
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $0.53	99.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $53.40	4.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $45.39 (Short)	-1.7%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $61.52 (Short)	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C623

Innovator Equity Defined Protection ETF® - 1 Yr April
ZAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr April for the period of March 31, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr April	$47	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr April	PAGE 1	TSR-AR-45784N726

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/31/2025)
Innovator Equity Defined Protection ETF - 1 Yr April NAV	4.59
S&P 500 TR	22.76
S&P 500	21.89
Visit https://www.innovatoretfs.com/etf/?ticker=ZAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$38,951,166
Number of Holdings	3
Net Advisory Fee	$176,548
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.63	115.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.42	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $601.51 (Short)	-16.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr April	PAGE 2	TSR-AR-45784N726

Innovator Equity Defined Protection ETF® - 1 Yr August
ZAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr August for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr August	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr August	PAGE 1	TSR-AR-45783Y111

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2024)
Innovator Equity Defined Protection ETF - 1 Yr August NAV	7.87	8.17
S&P 500 TR	21.45	20.20
S&P 500	19.89	18.64
Visit https://www.innovatoretfs.com/etf/?ticker=ZAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$118,059,350
Number of Holdings	3
Net Advisory Fee	$642,557
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.35	104.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.11	3.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $678.16 (Short)	-8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr August	PAGE 2	TSR-AR-45783Y111

Innovator Equity Defined Protection ETF® - 1 Yr December
ZDEK (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr December for the period of November 29, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZDEK. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr December	$75	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr December	PAGE 1	TSR-AR-45784N858

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/29/2024)
Innovator Equity Defined Protection ETF - 1 Yr December NAV	6.41
S&P 500 TR	14.72
S&P 500	13.39
Visit https://www.innovatoretfs.com/etf/?ticker=ZDEK for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$99,943,873
Number of Holdings	3
Net Advisory Fee	$942,778
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.05	105.5%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.57	0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $649.49 (Short)	-5.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZDEK.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr December	PAGE 2	TSR-AR-45784N858

Innovator Equity Defined Protection ETF® - 1 Yr February
ZFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr February for the period of January 31, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr February	$60	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr February	PAGE 1	TSR-AR-45784N775

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/31/2025)
Innovator Equity Defined Protection ETF - 1 Yr February NAV	4.99
S&P 500 TR	14.34
S&P 500	13.24
Visit https://www.innovatoretfs.com/etf/?ticker=ZFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$117,303,070
Number of Holdings	3
Net Advisory Fee	$697,844
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.04	107%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.84	0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $647.86 (Short)	-8.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr February	PAGE 2	TSR-AR-45784N775

Innovator Equity Defined Protection ETF® - 1 Yr January
ZJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr January for the period of December 31, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr January	$67	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr January	PAGE 1	TSR-AR-45784N817

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/31/2024)
Innovator Equity Defined Protection ETF - 1 Yr January NAV	5.63
S&P 500 TR	17.52
S&P 500	16.30
Visit https://www.innovatoretfs.com/etf/?ticker=ZJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$54,755,756
Number of Holdings	3
Net Advisory Fee	$334,204
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.90	109.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.12	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $630.27 (Short)	-9.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr January	PAGE 2	TSR-AR-45784N817

Innovator Equity Defined Protection ETF® - 1 Yr July
ZJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr July	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr July	PAGE 1	TSR-AR-45783Y251

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 1 Yr July NAV	8.01	8.35
S&P 500 TR	21.45	19.79
S&P 500	19.89	18.27
Visit https://www.innovatoretfs.com/etf/?ticker=ZJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$154,408,341
Number of Holdings	3
Net Advisory Fee	$970,806
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.22	106.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.89	2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $661.10 (Short)	-9.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr July	PAGE 2	TSR-AR-45783Y251

Innovator Equity Defined Protection ETF® - 1 Yr June
ZJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr June for the period of May 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=ZJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr June	$33	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr June	PAGE 1	TSR-AR-45784N643

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/30/2025)
Innovator Equity Defined Protection ETF - 1 Yr June NAV	3.34
S&P 500 TR	16.28
S&P 500	15.71
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=ZJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$53,866,414
Number of Holdings	3
Net Advisory Fee	$166,047
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.92	111.2%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.41	1.8%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $632.42 (Short)	-13.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=ZJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr June	PAGE 2	TSR-AR-45784N643

Innovator Equity Defined Protection ETF® - 1 Yr March
ZMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr March for the period of February 28, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr March	$54	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr March	PAGE 1	TSR-AR-45784N742

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2025)
Innovator Equity Defined Protection ETF - 1 Yr March NAV	4.81
S&P 500 TR	15.85
S&P 500	14.87
Visit https://www.innovatoretfs.com/etf/?ticker=ZMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$95,875,136
Number of Holdings	3
Net Advisory Fee	$526,761
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.97	108.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.20	1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $640.41 (Short)	-9.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr March	PAGE 2	TSR-AR-45784N742

Innovator Equity Defined Protection ETF® - 1 Yr May
ZMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr May for the period of April 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr May	$41	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr May	PAGE 1	TSR-AR-45784N650

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2025)
Innovator Equity Defined Protection ETF - 1 Yr May NAV	3.97
S&P 500 TR	23.60
S&P 500	22.82
Visit https://www.innovatoretfs.com/etf/?ticker=ZMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$36,495,259
Number of Holdings	3
Net Advisory Fee	$141,458
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.57	117.5%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.56	1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $594.58 (Short)	-18.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr May	PAGE 2	TSR-AR-45784N650

Innovator Equity Defined Protection ETF® - 1 Yr November
ZNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr November for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr November	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr November	PAGE 1	TSR-AR-45784N809

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2024)
Innovator Equity Defined Protection ETF - 1 Yr November NAV	6.75	6.75
S&P 500 TR	21.45	21.45
S&P 500	19.89	19.89
Visit https://www.innovatoretfs.com/etf/?ticker=ZNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$45,738,296
Number of Holdings	3
Net Advisory Fee	$365,273
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.85	98.9%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.09	5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $728.78 (Short)	-5.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr November	PAGE 2	TSR-AR-45784N809

Innovator Equity Defined Protection ETF® - 1 Yr October
ZOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr October	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr October	PAGE 1	TSR-AR-45784N700

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 1 Yr October NAV	6.68	5.95
S&P 500 TR	21.45	18.62
S&P 500	19.89	17.12
Visit https://www.innovatoretfs.com/etf/?ticker=ZOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$130,738,408
Number of Holdings	3
Net Advisory Fee	$571,516
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.70	101.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.22	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $709.68 (Short)	-6.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr October	PAGE 2	TSR-AR-45784N700

Innovator Equity Defined Protection ETF® - 1 Yr September
ZSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr September for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr September	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 1 Yr September	PAGE 1	TSR-AR-45784N106

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2024)
Innovator Equity Defined Protection ETF - 1 Yr September NAV	7.19	6.90
S&P 500 TR	21.45	19.29
S&P 500	19.89	17.78
Visit https://www.innovatoretfs.com/etf/?ticker=ZSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$148,318,160
Number of Holdings	3
Net Advisory Fee	$745,440
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.48	103.7%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.08	3.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $688.46 (Short)	-7.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 1 Yr September	PAGE 2	TSR-AR-45784N106

Innovator Equity Defined Protection ETF® - 2 Yr to April 2026
AAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to April 2026 for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026	PAGE 1	TSR-AR-45783Y335

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2024)
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 NAV	7.59	8.28
S&P 500 TR	21.45	19.52
S&P 500	19.89	17.99
Visit https://www.innovatoretfs.com/etf/?ticker=AAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$57,527,510
Number of Holdings	3
Net Advisory Fee	$500,580
Portfolio Turnover	2%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42	113.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07	0.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22 (Short)	-14.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 2 Yr to April 2026	PAGE 2	TSR-AR-45783Y335

Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
TAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to April 2027 for the period of March 31, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027	$48	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027	PAGE 1	TSR-AR-45784N734

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/31/2025)
Innovator Equity Defined Protection ETF - 2 Yr to April 2027 NAV	5.99
S&P 500 TR	22.76
S&P 500	21.89
Visit https://www.innovatoretfs.com/etf/?ticker=TAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,272,555
Number of Holdings	3
Net Advisory Fee	$41,527
Portfolio Turnover	7%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07	113.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39	3.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09 (Short)	-17.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027	PAGE 2	TSR-AR-45784N734

Innovator Equity Defined Protection ETF® - 2 Yr to January 2026
AJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to January 2026 for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to January 2026	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 2 Yr to January 2026	PAGE 1	TSR-AR-45783Y418

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Innovator Equity Defined Protection ETF - 2 Yr to January 2026 NAV	6.32	7.15
S&P 500 TR	21.45	23.24
S&P 500	19.89	21.63
Visit https://www.innovatoretfs.com/etf/?ticker=AJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$42,821,866
Number of Holdings	3
Net Advisory Fee	$398,015
Portfolio Turnover	4%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $8.56	124.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $475.31	0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $550.46 (Short)	-25.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 2 Yr to January 2026	PAGE 2	TSR-AR-45783Y418

Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
TJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to January 2027 for the period of December 31, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027	$68	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027	PAGE 1	TSR-AR-45784N825

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/31/2024)
Innovator Equity Defined Protection ETF - 2 Yr to January 2027 NAV	6.77
S&P 500 TR	17.52
S&P 500	16.30
Visit https://www.innovatoretfs.com/etf/?ticker=TJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$37,287,789
Number of Holdings	3
Net Advisory Fee	$274,689
Portfolio Turnover	7%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55	107.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08	3.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50 (Short)	-11.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027	PAGE 2	TSR-AR-45784N825

Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
TJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to July 2027 for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027	PAGE 1	TSR-AR-45783Y541

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/17/2023)
Innovator Equity Defined Protection ETF - 2 Yr to July 2027 NAV	7.15	7.66
S&P 500 TR	21.45	21.46
S&P 500	19.89	19.80
Visit https://www.innovatoretfs.com/etf/?ticker=TJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$167,788,224
Number of Holdings	3
Net Advisory Fee	$1,429,355
Portfolio Turnover	8%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $11.12	105.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $617.85	5.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $701.94 (Short)	-11.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027	PAGE 2	TSR-AR-45783Y541

Innovator Equity Defined Protection ETF® - 2 Yr to July 2026
AJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to July 2026 for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026	PAGE 1	TSR-AR-45783Y236

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 NAV	7.78	8.65
S&P 500 TR	21.45	19.79
S&P 500	19.89	18.27
Visit https://www.innovatoretfs.com/etf/?ticker=AJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$61,089,513
Number of Holdings	3
Net Advisory Fee	$528,718
Portfolio Turnover	4%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80	110.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22	1.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27 (Short)	-12.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026	PAGE 2	TSR-AR-45783Y236

Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
AOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to October 2026 for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026	PAGE 1	TSR-AR-45784N601

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 NAV	6.70	5.45
S&P 500 TR	21.45	18.62
S&P 500	19.89	17.12
Visit https://www.innovatoretfs.com/etf/?ticker=AOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$72,411,808
Number of Holdings	3
Net Advisory Fee	$625,000
Portfolio Turnover	8%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33	110.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76	2.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12 (Short)	-13.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026	PAGE 2	TSR-AR-45784N601

Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
TOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to October 2027 for the period of September 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=TOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027	$7	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027	PAGE 1	TSR-AR-45784N577

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2025)
Innovator Equity Defined Protection ETF - 2 Yr to October 2027 NAV	0.51
S&P 500 TR	2.34
S&P 500	2.27
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=TOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,549,260
Number of Holdings	3
Net Advisory Fee	$5,456
Portfolio Turnover	9%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $11.99	100.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $666.18	7.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $751.32 (Short)	-7.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=TOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027	PAGE 2	TSR-AR-45784N577

Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
APOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct	$80	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct	PAGE 1	TSR-AR-45784N882

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct NAV	3.30	3.15
S&P 500 TR	21.45	18.62
S&P 500	19.89	17.12
Visit https://www.innovatoretfs.com/etf/?ticker=APOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$100,824,405
Number of Holdings	3
Net Advisory Fee	$583,735
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $3.33	101.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $666.18	3.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $688.56 (Short)	-4.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct	PAGE 2	TSR-AR-45784N882

Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
JAJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul	PAGE 1	TSR-AR-45783Y244

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul NAV	7.78	7.85
S&P 500 TR	21.45	19.79
S&P 500	19.89	18.27
Visit https://www.innovatoretfs.com/etf/?ticker=JAJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$241,144,131
Number of Holdings	3
Net Advisory Fee	$1,698,476
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $3.09	107.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $617.85	0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $640.34 (Short)	-8.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JAJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul	PAGE 2	TSR-AR-45783Y244

Innovator Equity Dual Directional 10 Buffer ETF™ - July
DDTL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - July for the period of June 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - July	$27	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Dual Directional 10 Buffer ETF™- July	PAGE 1	TSR-AR-45784N510

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/30/2025)
Innovator Equity Dual Directional 10 Buffer ETF - July NAV	5.18
S&P 500 TR	10.66
S&P 500	10.24
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$102,669,934
Number of Holdings	5
Net Advisory Fee	$247,218
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.23	104.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $549.89	13.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.90	5.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $695.71 (Short)	-5.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $556.07 (Short)	-17.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Dual Directional 10 Buffer ETF™- July	PAGE 2	TSR-AR-45784N510

Innovator Equity Dual Directional 10 Buffer ETF™ - November
DDTN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - November for the period of October 31, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - November	$0	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$947,977
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Innovator Equity Dual Directional 10 Buffer ETF™- November	PAGE 1	TSR-AR-45784N460

WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.86	99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $607.03	32.9%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.10	11.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $776.53 (Short)	-2.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $613.85 (Short)	-41.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Dual Directional 10 Buffer ETF™- November	PAGE 2	TSR-AR-45784N460

Innovator Equity Dual Directional 10 Buffer ETF™ - October
DDTO(Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - October for the period of September 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTO. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - October	$7	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Dual Directional 10 Buffer ETF™- October	PAGE 1	TSR-AR-45784N494

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2025)
Innovator Equity Dual Directional 10 Buffer ETF - October NAV	1.04
S&P 500 TR	2.34
S&P 500	2.27
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTO for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$47,061,404
Number of Holdings	5
Net Advisory Fee	$19,959
Portfolio Turnover	0%
30-Day SEC Yield	-0.69%
30-Day SEC Yield Unsubsidized	-0.69%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.72	100.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $592.90	26.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.23	9.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $749.72 (Short)	-3.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $599.56 (Short)	-34.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTO.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Dual Directional 10 Buffer ETF™- October	PAGE 2	TSR-AR-45784N494

Innovator Equity Dual Directional 10 Buffer ETF™- September
DDTS (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™- September for the period of August 29, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTS. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™- September	$13	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
Innovator Equity Dual Directional 10 Buffer ETF™- September	PAGE 1	TSR-AR-45784N478

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/29/2025)
Innovator Equity Dual Directional 10 Buffer ETF - September NAV	2.87
S&P 500 TR	6.08
S&P 500	5.88
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTS for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,604,089
Number of Holdings	5
Net Advisory Fee	$22,843
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.49	102.1%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $574.09	21.0%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.09	7.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $726.71 (Short)	-4.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $580.55 (Short)	-26.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDTS.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Dual Directional 10 Buffer ETF™- September	PAGE 2	TSR-AR-45784N478

Innovator Equity Dual Directional 15 Buffer ETF™ - July
DDFL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - July for the period of June 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - July	$27	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Dual Directional 15 Buffer ETF™- July	PAGE 1	TSR-AR-45784N536

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/30/2025)
Innovator Equity Dual Directional 15 Buffer ETF - July NAV	3.35
S&P 500 TR	10.66
S&P 500	10.24
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$83,129,031
Number of Holdings	5
Net Advisory Fee	$197,788
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.24	105.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $518.99	15.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.87	5.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $672.22 (Short)	-8.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.20 (Short)	-18.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Dual Directional 15 Buffer ETF™- July	PAGE 2	TSR-AR-45784N536

Innovator Equity Dual Directional 15 Buffer ETF™ - November
DDFN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - November for the period of October 31, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - November	$0	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$947,985
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
Innovator Equity Dual Directional 15 Buffer ETF™- November	PAGE 1	TSR-AR-45784N452

WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.88	99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $572.93	37.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.11	11.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $750.27 (Short)	-3.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.76 (Short)	-45.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Dual Directional 15 Buffer ETF™- November	PAGE 2	TSR-AR-45784N452

Innovator Equity Dual Directional 15 Buffer ETF™ - October
DDFO (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - October for the period of September 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFO. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - October	$7	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
Innovator Equity Dual Directional 15 Buffer ETF™- October	PAGE 1	TSR-AR-45784N528

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2025)
Innovator Equity Dual Directional 15 Buffer ETF - October NAV	0.77
S&P 500 TR	2.34
S&P 500	2.27
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFO for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$121,069,280
Number of Holdings	5
Net Advisory Fee	$55,213
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.73	100.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $559.59	30.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21	10.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $726.34 (Short)	-4.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.28 (Short)	-37.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFO.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Dual Directional 15 Buffer ETF™- October	PAGE 2	TSR-AR-45784N528

Innovator Equity Dual Directional 15 Buffer ETF™ - September
DDFS (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - September for the period of August 29, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFS. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - September	$13	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide shareholders who hold shares of the Fund for the entire Outcome Period with a “dual direction” of positive returns, meaning the possibility of positive returns regardless of the direction of performance of the Fund’s reference asset. Specifically, the Fund seeks to provide investors with capital appreciation as follows: (1) if the Underlying ETF experiences positive returns over the course of the Outcome Period, participating in the positive price returns that match the performance of the Underlying ETF’s share price, limited by the Upside Cap, and (2) if the Underlying ETF experiences negative returns over the course of the Outcome Period that are less than or equal to Inverse Performance Threshold, provide positive returns that match the absolute value of Underlying ETF losses. If the Underlying ETF experiences losses over the course of the Outcome Period that exceed the Inverse Performance Threshold, the Fund seeks to provide a buffer thereafter, over the course of the Outcome Period.
Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
Innovator Equity Dual Directional 15 Buffer ETF™- September	PAGE 1	TSR-AR-45784N486

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/29/2025)
Innovator Equity Dual Directional 15 Buffer ETF - September NAV	2.09
S&P 500 TR	6.08
S&P 500	5.88
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFS for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$55,431,472
Number of Holdings	5
Net Advisory Fee	$59,404
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.50	102.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $541.84	23.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.10	7.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $705.10 (Short)	-6.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.31 (Short)	-28.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=DDFS.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Dual Directional 15 Buffer ETF™- September	PAGE 2	TSR-AR-45784N486

Innovator Growth Accelerated ETF®-Quarterly
XDQQ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth Accelerated ETF®-Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDQQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated ETF®-Quarterly	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated ETF®-Quarterly	PAGE 1	TSR-AR-45783Y608

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Growth Accelerated ETF-Quarterly NAV	22.80	9.75
NASDAQ 100 Total Return Index	30.95	16.92
NASDAQ 100 Index	30.00	16.00
Visit https://www.innovatoretfs.com/etf/?ticker=XDQQ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$61,602,749
Number of Holdings	3
Net Advisory Fee	$340,724
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $1.50	101.0%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $600.37	6.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $625.59 (Short)	-8.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDQQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated ETF®-Quarterly	PAGE 2	TSR-AR-45783Y608

Innovator Growth Accelerated Plus ETF® - April
QTAP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF® - April	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated Plus ETF® - April	PAGE 1	TSR-AR-45783Y509

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Growth Accelerated Plus ETF - April NAV	23.17	12.67
NASDAQ 100 Total Return Index	30.95	16.92
NASDAQ 100 Index	30.00	16.00
Visit https://www.innovatoretfs.com/etf/?ticker=QTAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$30,888,210
Number of Holdings	3
Net Advisory Fee	$173,174
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.70	114.4%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92	63.0%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $501.98 (Short)	-77.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - April	PAGE 2	TSR-AR-45783Y509

Innovator Growth Accelerated Plus ETF® - January
QTJA (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF® - January	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated Plus ETF® - January	PAGE 1	TSR-AR-45783Y798

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator Growth Accelerated Plus ETF - January NAV	19.89	3.75
NASDAQ 100 Total Return Index	30.95	13.68
NASDAQ 100 Index	30.00	12.76
Visit https://www.innovatoretfs.com/etf/?ticker=QTJA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$24,923,709
Number of Holdings	3
Net Advisory Fee	$156,392
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.13	104.5%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23	41.2%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $544.36 (Short)	-46.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - January	PAGE 2	TSR-AR-45783Y798

Innovator Growth Accelerated Plus ETF® - July
QTJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF® - July	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated Plus ETF® - July	PAGE 1	TSR-AR-45783Y871

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator Growth Accelerated Plus ETF - July NAV	25.75	10.14
NASDAQ 100 Total Return Index	30.95	15.08
NASDAQ 100 Index	30.00	14.17
Visit https://www.innovatoretfs.com/etf/?ticker=QTJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$24,246,625
Number of Holdings	3
Net Advisory Fee	$135,209
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.53	104.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64	36.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $586.61 (Short)	-41.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - July	PAGE 2	TSR-AR-45783Y871

Innovator Growth Accelerated Plus ETF®-October
QTOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF®-October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF®-October	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated Plus ETF®-October	PAGE 1	TSR-AR-45782C128

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator Growth Accelerated Plus ETF-October NAV	22.28	8.59
NASDAQ 100 Total Return Index	30.95	15.77
NASDAQ 100 Index	30.00	14.85
Visit https://www.innovatoretfs.com/etf/?ticker=QTOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$14,475,034
Number of Holdings	3
Net Advisory Fee	$114,982
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.02	101.7%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37	27.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $638.13 (Short)	-29.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF®-October	PAGE 2	TSR-AR-45782C128

Innovator Growth-100 Power Buffer ETF™ - April
NAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - April	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C334

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2020)
Innovator Growth-100 Power Buffer ETF - April NAV	9.05	8.72	9.93
NASDAQ 100 Total Return Index	30.95	19.47	24.87
NASDAQ 100 Index	30.00	18.53	23.89
Visit https://www.innovatoretfs.com/etf/?ticker=NAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$206,950,097
Number of Holdings	4
Net Advisory Fee	$1,710,243
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.69	119.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92	0.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $398.58 (Short)	-0.4%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $541.18 (Short)	-20.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C334

Innovator Growth-100 Power Buffer ETF™ - August
NAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - August	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- August	PAGE 1	TSR-AR-45783Y129

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2024)
Innovator Growth-100 Power Buffer ETF - August NAV	17.89	16.26
NASDAQ 100 Total Return Index	30.95	26.93
NASDAQ 100 Index	30.00	25.99
Visit https://www.innovatoretfs.com/etf/?ticker=NAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$83,651,321
Number of Holdings	4
Net Advisory Fee	$252,720
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $5.65	105.5%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $565.01	3.7%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $480.26 (Short)	-1.6%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $648.35 (Short)	-7.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- August	PAGE 2	TSR-AR-45783Y129

Innovator Growth-100 Power Buffer ETF™ - December
NDEC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - December for the period of November 29, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Power Buffer ETF™ - December	$77	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- December	PAGE 1	TSR-AR-45784N841

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/29/2024)
Innovator Growth-100 Power Buffer ETF - December NAV	13.11
NASDAQ 100 Total Return Index	24.35
NASDAQ 100 Index	23.54
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$42,561,894
Number of Holdings	4
Net Advisory Fee	$516,123
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $5.10	108.4%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $509.74	0.1%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $433.28 (Short)	0.0%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $583.91 (Short)	-8.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- December	PAGE 2	TSR-AR-45784N841

Innovator Growth-100 Power Buffer ETF™ - February
NFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - February for the period of January 31, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Power Buffer ETF™ - February	$62	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- February	PAGE 1	TSR-AR-45784N791

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/31/2025)
Innovator Growth-100 Power Buffer ETF - February NAV	10.85
NASDAQ 100 Total Return Index	21.05
NASDAQ 100 Index	20.39
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$46,189,666
Number of Holdings	4
Net Advisory Fee	$288,344
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $5.22	107.8%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $522.29	0.7%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $443.95 (Short)	-0.2%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $599.54 (Short)	-8.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- February	PAGE 2	TSR-AR-45784N791

Innovator Growth-100 Power Buffer ETF™ - January
NJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - January	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C466

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Innovator Growth-100 Power Buffer ETF - January NAV	15.79	7.56	7.71
NASDAQ 100 Total Return Index	30.95	19.47	21.41
NASDAQ 100 Index	30.00	18.53	20.44
Visit https://www.innovatoretfs.com/etf/?ticker=NJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$289,711,912
Number of Holdings	4
Net Advisory Fee	$2,201,609
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.11	108.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23	0.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $434.55 (Short)	-0.1%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $587.91 (Short)	-9.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C466

Innovator Growth-100 Power Buffer ETF™ - July
NJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - July	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C276

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2020)
Innovator Growth-100 Power Buffer ETF - July NAV	18.97	11.29	11.34
NASDAQ 100 Total Return Index	30.95	19.47	20.07
NASDAQ 100 Index	30.00	18.53	19.14
Visit https://www.innovatoretfs.com/etf/?ticker=NJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$246,883,606
Number of Holdings	4
Net Advisory Fee	$1,866,005
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.52	106.8%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64	3.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $468.89 (Short)	-1.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $632.23 (Short)	-8.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C276

Innovator Growth-100 Power Buffer ETF™ - June
NJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - June	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- June	PAGE 1	TSR-AR-45783Y269

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2024)
Innovator Growth-100 Power Buffer ETF - June NAV	18.05	16.63
NASDAQ 100 Total Return Index	30.95	27.36
NASDAQ 100 Index	30.00	26.43
Visit https://www.innovatoretfs.com/etf/?ticker=NJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$70,099,516
Number of Holdings	4
Net Advisory Fee	$378,491
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $5.19	111.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $519.11	1.9%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $441.24 (Short)	-0.9%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $598.95 (Short)	-12.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- June	PAGE 2	TSR-AR-45783Y269

Innovator Growth-100 Power Buffer ETF™ - March
NMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - March for the period of February 28, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Power Buffer ETF™ - March	$55	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- March	PAGE 1	TSR-AR-45784N767

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2025)
Innovator Growth-100 Power Buffer ETF - March NAV	10.96
NASDAQ 100 Total Return Index	24.40
NASDAQ 100 Index	23.82
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$29,088,968
Number of Holdings	4
Net Advisory Fee	$177,169
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $5.08	110.8%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $508.17	0.9%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $431.94 (Short)	-0.4%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $585.21 (Short)	-11.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- March	PAGE 2	TSR-AR-45784N767

Innovator Growth-100 Power Buffer ETF™ - May
NMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - May for the period of April 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Power Buffer ETF™ - May	$42	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- May	PAGE 1	TSR-AR-45784N676

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2025)
Innovator Growth-100 Power Buffer ETF - May NAV	12.00
NASDAQ 100 Total Return Index	32.59
NASDAQ 100 Index	32.12
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,167,818
Number of Holdings	4
Net Advisory Fee	$65,719
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $4.75	117.6%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $475.47	1.1%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $404.15 (Short)	-0.5%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $556.30 (Short)	-18.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- May	PAGE 2	TSR-AR-45784N676

Innovator Growth-100 Power Buffer ETF™ - November
NNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - November	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- November	PAGE 1	TSR-AR-45784N874

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2024)
Innovator Growth-100 Power Buffer ETF - November NAV	15.19	15.19
NASDAQ 100 Total Return Index	30.95	30.95
NASDAQ 100 Index	30.00	30.00
Visit https://www.innovatoretfs.com/etf/?ticker=NNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,568,161
Number of Holdings	4
Net Advisory Fee	$187,830
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $6.29	99.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $629.07	7.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $534.71 (Short)	-3.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $729.22 (Short)	-3.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- November	PAGE 2	TSR-AR-45784N874

Innovator Growth-100 Power Buffer ETF™ - October
NOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - October	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C615

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Innovator Growth-100 Power Buffer ETF - October NAV	16.11	11.47	10.94
NASDAQ 100 Total Return Index	30.95	19.47	22.89
NASDAQ 100 Index	30.00	18.53	21.90
Visit https://www.innovatoretfs.com/etf/?ticker=NOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$253,610,572
Number of Holdings	4
Net Advisory Fee	$1,299,416
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.00	102.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37	5.7%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $510.31 (Short)	-2.6%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $685.98 (Short)	-5.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C615

Innovator Growth-100 Power Buffer ETF™ - September
NSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - September	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- September	PAGE 1	TSR-AR-45784N205

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2024)
Innovator Growth-100 Power Buffer ETF - September NAV	16.82	15.45
NASDAQ 100 Total Return Index	30.95	27.78
NASDAQ 100 Index	30.00	26.87
Visit https://www.innovatoretfs.com/etf/?ticker=NSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$63,230,970
Number of Holdings	4
Net Advisory Fee	$300,073
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $5.70	105.9%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $570.40	4.2%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $484.84 (Short)	-1.9%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $649.80 (Short)	-8.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- September	PAGE 2	TSR-AR-45784N205

Innovator International Developed 10 Buffer ETF™ - Quarterly
IBUF (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed 10 Buffer ETF™ - Quarterly	$90	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y178

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator International Developed 10 Buffer ETF - Quarterly NAV	12.80	10.57
MSCI EAFE Net (USD)	23.03	17.94
MSCI EAFE Price (USD)	19.91	15.16
Visit https://www.innovatoretfs.com/etf/?ticker=IBUF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$73,708,705
Number of Holdings	4
Net Advisory Fee	$282,475
Portfolio Turnover	0%
30-Day SEC Yield	-0.82%
30-Day SEC Yield Unsubsidized	-0.82%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.23	99.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $93.37	2.0%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $84.03 (Short)	-0.4%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $96.83 (Short)	-0.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y178

Innovator International Developed Power Buffer ETF™ - April
IAPR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - April	$89	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C367

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator International Developed Power Buffer ETF - April NAV	10.24	4.29
MSCI EAFE Net (USD)	23.03	8.11
MSCI EAFE Price (USD)	19.91	5.29
Visit https://www.innovatoretfs.com/etf/?ticker=IAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$230,209,648
Number of Holdings	4
Net Advisory Fee	$1,841,929
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $0.82	103.3%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $81.73	0.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $69.47 (Short)	-0.3%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $94.64 (Short)	-4.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C367

Innovator International Developed Power Buffer ETF™ - August
IAUG (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - August	$91	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- August	PAGE 1	TSR-AR-45783Y145

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2024)
Innovator International Developed Power Buffer ETF - August NAV	14.01	9.53
MSCI EAFE Net (USD)	23.03	16.62
MSCI EAFE Price (USD)	19.91	13.73
Visit https://www.innovatoretfs.com/etf/?ticker=IAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$74,540,679
Number of Holdings	4
Net Advisory Fee	$214,870
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $0.88	100.6%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $87.52	3.0%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $74.39 (Short)	-1.1%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $99.79 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- August	PAGE 2	TSR-AR-45783Y145

Innovator International Developed Power Buffer ETF™ - December
IDEC (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - December for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - December	$92	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- December	PAGE 1	TSR-AR-45783Y426

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/30/2023)
Innovator International Developed Power Buffer ETF - December NAV	15.68	12.72
MSCI EAFE Net (USD)	23.03	18.45
MSCI EAFE Price (USD)	19.91	15.40
Visit https://www.innovatoretfs.com/etf/?ticker=IDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,229,631
Number of Holdings	4
Net Advisory Fee	$173,886
Portfolio Turnover	0%
30-Day SEC Yield	-0.82%
30-Day SEC Yield Unsubsidized	-0.82%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $0.79	102.1%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $78.97	0.1%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $67.12 (Short)	0.0%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $93.45 (Short)	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- December	PAGE 2	TSR-AR-45783Y426

Innovator International Developed Power Buffer ETF™ - February
IFEB (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - February for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - February	$90	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- February	PAGE 1	TSR-AR-45783Y350

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2024)
Innovator International Developed Power Buffer ETF - February NAV	12.47	10.07
MSCI EAFE Net (USD)	23.03	16.53
MSCI EAFE Price (USD)	19.91	13.30
Visit https://www.innovatoretfs.com/etf/?ticker=IFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$26,616,564
Number of Holdings	4
Net Advisory Fee	$195,060
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $0.79	103.4%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $79.24	0.4%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $67.35 (Short)	-0.1%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $92.69 (Short)	-3.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- February	PAGE 2	TSR-AR-45783Y350

Innovator International Developed Power Buffer ETF™ - January
IJAN (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - January	$90	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C524

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Innovator International Developed Power Buffer ETF - January NAV	11.85	8.28	6.59
MSCI EAFE Net (USD)	23.03	12.33	8.33
MSCI EAFE Price (USD)	19.91	9.46	5.59
Visit https://www.innovatoretfs.com/etf/?ticker=IJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$157,806,793
Number of Holdings	4
Net Advisory Fee	$1,528,273
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.76	104.5%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $75.61	0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $64.27 (Short)	-0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $90.92 (Short)	-4.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C524

Innovator International Developed Power Buffer ETF™ - July
IJUL (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - July	$92	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C722

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Innovator International Developed Power Buffer ETF - July NAV	16.54	7.57	5.86
MSCI EAFE Net (USD)	23.03	12.33	8.79
MSCI EAFE Price (USD)	19.91	9.46	6.09
Visit https://www.innovatoretfs.com/etf/?ticker=IJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$228,273,363
Number of Holdings	4
Net Advisory Fee	$1,498,266
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.89	99.3%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $89.39	3.1%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $75.98 (Short)	-1.0%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $101.55 (Short)	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C722

Innovator International Developed Power Buffer ETF™ - June
IJUN (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - June	$91	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- June	PAGE 1	TSR-AR-45783Y285

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2024)
Innovator International Developed Power Buffer ETF - June NAV	13.79	9.29
MSCI EAFE Net (USD)	23.03	15.56
MSCI EAFE Price (USD)	19.91	12.88
Visit https://www.innovatoretfs.com/etf/?ticker=IJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$59,109,225
Number of Holdings	4
Net Advisory Fee	$364,704
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $0.89	99.9%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $88.81	2.3%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $75.49 (Short)	-0.7%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $101.74 (Short)	-1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- June	PAGE 2	TSR-AR-45783Y285

Innovator International Developed Power Buffer ETF™ - March
IMAR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - March for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - March	$90	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- March	PAGE 1	TSR-AR-45783Y343

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/29/2024)
Innovator International Developed Power Buffer ETF - March NAV	12.49	9.22
MSCI EAFE Net (USD)	23.03	16.11
MSCI EAFE Price (USD)	19.91	12.84
Visit https://www.innovatoretfs.com/etf/?ticker=IMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$34,219,570
Number of Holdings	4
Net Advisory Fee	$338,807
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $0.82	102.5%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $81.58	0.7%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $69.34 (Short)	-0.2%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $94.73 (Short)	-3.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- March	PAGE 2	TSR-AR-45783Y343

Innovator International Developed Power Buffer ETF™ - May
IMAY (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - May for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - May	$91	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- May	PAGE 1	TSR-AR-45783Y293

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2024)
Innovator International Developed Power Buffer ETF - May NAV	13.69	11.20
MSCI EAFE Net (USD)	23.03	17.55
MSCI EAFE Price (USD)	19.91	14.55
Visit https://www.innovatoretfs.com/etf/?ticker=IMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$34,227,057
Number of Holdings	4
Net Advisory Fee	$184,406
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $0.85	101.4%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $84.75	1.5%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $72.04 (Short)	-0.5%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $98.29 (Short)	-2.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- May	PAGE 2	TSR-AR-45783Y293

Innovator International Developed Power Buffer ETF™ - November
INOV (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=INOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - November	$91	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- November	PAGE 1	TSR-AR-45783Y459

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2023)
Innovator International Developed Power Buffer ETF - November NAV	14.77	16.13
MSCI EAFE Net (USD)	23.03	23.00
MSCI EAFE Price (USD)	19.91	19.84
Visit https://www.innovatoretfs.com/etf/?ticker=INOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,775,826
Number of Holdings	4
Net Advisory Fee	$107,586
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $0.94	96.8%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $94.49	5.6%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $112.32 (Short)	-0.7%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $80.32 (Short)	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=INOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- November	PAGE 2	TSR-AR-45783Y459

Innovator International Developed Power Buffer ETF™ - October
IOCT (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - October	$92	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C631

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator International Developed Power Buffer ETF - October NAV	15.49	7.91
MSCI EAFE Net (USD)	23.03	7.92
MSCI EAFE Price (USD)	19.91	5.12
Visit https://www.innovatoretfs.com/etf/?ticker=IOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$194,233,137
Number of Holdings	4
Net Advisory Fee	$1,103,487
Portfolio Turnover	0%
30-Day SEC Yield	-0.82%
30-Day SEC Yield Unsubsidized	-0.82%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $0.93	97.8%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $93.37	5.2%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $106.34 (Short)	-1.4%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $79.36 (Short)	-1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C631

Innovator International Developed Power Buffer ETF™ - September
ISEP (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ISEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - September	$91	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2025, Gains were supported by a pivot toward monetary easing by major central banks and renewed optimism surrounding corporate governance reforms in Japan, which bolstered valuations in the region. However, lingering manufacturing weakness in the Eurozone and uncertainty regarding trade tariffs introduced periods of volatility. Throughout the year, a weakening U.S. dollar, resilient labor markets, and the ongoing AI boom, bolstered returns, though these gains were tempered later in the period by sluggish growth projections for Germany and Italy.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- September	PAGE 1	TSR-AR-45783Y533

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/31/2023)
Innovator International Developed Power Buffer ETF - September NAV	14.01	11.83
MSCI EAFE Net (USD)	23.03	16.87
MSCI EAFE Price (USD)	19.91	13.92
Visit https://www.innovatoretfs.com/etf/?ticker=ISEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$101,018,913
Number of Holdings	4
Net Advisory Fee	$697,570
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $0.91	98.6%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $91.48	4.3%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $77.76 (Short)	-1.5%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $104.10 (Short)	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ISEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- September	PAGE 2	TSR-AR-45783Y533

Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
QBUF (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2025. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for generative AI infrastructure and the enduring leadership of the ‘Magnificent 7.’ However, as the period progressed, market dynamics began to favor valuation-sensitive strategies, leading to a modest rotation away from high-multiple software names and into broader cyclicals, while still securing solid double-digit gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Nasdaq-100® 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y160

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Nasdaq-100 10 Buffer ETF - Quarterly NAV	15.09	12.61
NASDAQ 100 Total Return Index	30.95	23.42
NASDAQ 100 Index	30.00	22.54
Visit https://www.innovatoretfs.com/etf/?ticker=QBUF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$212,160,191
Number of Holdings	4
Net Advisory Fee	$954,406
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $1.51	102.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $600.37	1.7%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $540.33 (Short)	-0.5%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $625.53 (Short)	-4.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Nasdaq-100® 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y160

Innovator Premium Income 15 Buffer ETF® - April
LAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF® - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF® - April	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 15 Buffer ETF® - April	PAGE 1	TSR-AR-45783Y319

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2024)
Innovator Premium Income 15 Buffer ETF - April NAV	6.15	6.23
S&P 500 TR	21.45	19.52
S&P 500	19.89	17.99
Visit https://www.innovatoretfs.com/etf/?ticker=LAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,543,876
Number of Holdings	6
Net Advisory Fee	$43,288
Portfolio Turnover	0%
30-Day SEC Yield	2.98%
30-Day SEC Yield Unsubsidized	2.98%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.9%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.49 (Short)	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF® - April	PAGE 2	TSR-AR-45783Y319

Innovator Premium Income 15 Buffer ETF® - January
LJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF® - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF® - January	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 15 Buffer ETF® - January	PAGE 1	TSR-AR-45783Y368

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Innovator Premium Income 15 Buffer ETF - January NAV	5.62	5.90
S&P 500 TR	21.45	23.24
S&P 500	19.89	21.63
Visit https://www.innovatoretfs.com/etf/?ticker=LJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,716,655
Number of Holdings	3
Net Advisory Fee	$93,496
Portfolio Turnover	0%
30-Day SEC Yield	3.10%
30-Day SEC Yield Unsubsidized	3.10%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	99.7%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $499.43 (Short)	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF® - January	PAGE 2	TSR-AR-45783Y368

Innovator Premium Income 15 Buffer ETF® - July
LJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF® - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF® - July	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 15 Buffer ETF® - July	PAGE 1	TSR-AR-45783Y186

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator Premium Income 15 Buffer ETF - July NAV	6.03	6.14
S&P 500 TR	21.45	19.79
S&P 500	19.89	18.27
Visit https://www.innovatoretfs.com/etf/?ticker=LJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,781,182
Number of Holdings	9
Net Advisory Fee	$30,658
Portfolio Turnover	0%
30-Day SEC Yield	2.91%
30-Day SEC Yield Unsubsidized	2.91%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.3%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.18 (Short)	-1.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF® - July	PAGE 2	TSR-AR-45783Y186

Innovator Premium Income 15 Buffer ETF® - October
LOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF® - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF® - October	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 15 Buffer ETF® - October	PAGE 1	TSR-AR-45783Y434

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 15 Buffer ETF - October NAV	5.87	6.13
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07
Visit https://www.innovatoretfs.com/etf/?ticker=LOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,680,408
Number of Holdings	12
Net Advisory Fee	$130,359
Portfolio Turnover	0%
30-Day SEC Yield	2.92%
30-Day SEC Yield Unsubsidized	2.92%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	97.9%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF® - October	PAGE 2	TSR-AR-45783Y434

Innovator Premium Income 20 Barrier ETF® - April
APRH (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF® - April	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 20 Barrier ETF® - April	PAGE 1	TSR-AR-45783Y624

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 20 Barrier ETF - April NAV	7.48	7.75
S&P 500 TR	21.45	23.50
S&P 500	19.89	21.78
Visit https://www.innovatoretfs.com/etf/?ticker=APRH for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$26,133,734
Number of Holdings	5
Net Advisory Fee	$215,582
Portfolio Turnover	0%
30-Day SEC Yield	2.98%
30-Day SEC Yield Unsubsidized	2.98%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	99.0%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,433.42	6.4%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $448.95 (Short)	0.0%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,489.54 (Short)	-7.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF® - April	PAGE 2	TSR-AR-45783Y624

Innovator Premium Income 20 Barrier ETF® - January
JANH (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF® - January	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 20 Barrier ETF® - January	PAGE 1	TSR-AR-45783Y657

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Innovator Premium Income 20 Barrier ETF - January NAV	6.68	6.97
S&P 500 TR	21.45	23.24
S&P 500	19.89	21.63
Visit https://www.innovatoretfs.com/etf/?ticker=JANH for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$10,566,411
Number of Holdings	4
Net Advisory Fee	$90,230
Portfolio Turnover	0%
30-Day SEC Yield	3.09%
30-Day SEC Yield Unsubsidized	3.09%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,657.38	1.5%
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $471.63 (Short)	0.0%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,716.34 (Short)	-1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF® - January	PAGE 2	TSR-AR-45783Y657

Innovator Premium Income 20 Barrier ETF® - July
JULH (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF® - July	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 20 Barrier ETF® - July	PAGE 1	TSR-AR-45783Y582

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 20 Barrier ETF - July NAV	7.41	7.52
S&P 500 TR	21.45	21.86
S&P 500	19.89	20.19
Visit https://www.innovatoretfs.com/etf/?ticker=JULH for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,848,916
Number of Holdings	6
Net Advisory Fee	$151,157
Portfolio Turnover	0%
30-Day SEC Yield	2.92%
30-Day SEC Yield Unsubsidized	2.92%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.6%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,901.91	16.0%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $496.39 (Short)	0.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,963.96 (Short)	-17.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF® - July	PAGE 2	TSR-AR-45783Y582

Innovator Premium Income 20 Barrier ETF® - October
OCTH (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF® - October	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 20 Barrier ETF® - October	PAGE 1	TSR-AR-45783Y525

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 20 Barrier ETF - October NAV	7.21	7.22
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07
Visit https://www.innovatoretfs.com/etf/?ticker=OCTH for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$20,365,481
Number of Holdings	7
Net Advisory Fee	$153,065
Portfolio Turnover	0%
30-Day SEC Yield	2.95%
30-Day SEC Yield Unsubsidized	2.95%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.7%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,283.85	30.5%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $535.07 (Short)	-1.6%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,350.74 (Short)	-32.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF® - October	PAGE 2	TSR-AR-45783Y525

Innovator Premium Income 30 Barrier ETF® - April
APRJ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - April	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 30 Barrier ETF® - April	PAGE 1	TSR-AR-45783Y616

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 30 Barrier ETF - April NAV	5.90	6.37
S&P 500 TR	21.45	23.50
S&P 500	19.89	21.78
Visit https://www.innovatoretfs.com/etf/?ticker=APRJ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$34,062,216
Number of Holdings	5
Net Advisory Fee	$287,488
Portfolio Turnover	0%
30-Day SEC Yield	2.97%
30-Day SEC Yield Unsubsidized	2.97%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	99.2%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,872.23	6.2%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $392.83 (Short)	0.0%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,928.35 (Short)	-6.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF® - April	PAGE 2	TSR-AR-45783Y616

Innovator Premium Income 30 Barrier ETF® - January
JANJ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - January	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 30 Barrier ETF® - January	PAGE 1	TSR-AR-45783Y376

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2023)
Innovator Premium Income 30 Barrier ETF - January NAV	5.48	5.76
S&P 500 TR	21.45	23.24
S&P 500	19.89	21.63
Visit https://www.innovatoretfs.com/etf/?ticker=JANJ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$16,133,258
Number of Holdings	4
Net Advisory Fee	$147,721
Portfolio Turnover	0%
30-Day SEC Yield	3.08%
30-Day SEC Yield Unsubsidized	3.08%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,067.84	1.1%
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $412.68 (Short)	0.0%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,126.79 (Short)	-1.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF® - January	PAGE 2	TSR-AR-45783Y376

Innovator Premium Income 30 Barrier ETF® - July
JULJ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - July	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 30 Barrier ETF® - July	PAGE 1	TSR-AR-45783Y566

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 30 Barrier ETF - July NAV	6.15	6.43
S&P 500 TR	21.45	21.86
S&P 500	19.89	20.19
Visit https://www.innovatoretfs.com/etf/?ticker=JULJ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,555,260
Number of Holdings	6
Net Advisory Fee	$160,808
Portfolio Turnover	0%
30-Day SEC Yield	2.90%
30-Day SEC Yield Unsubsidized	2.90%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.7%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,281.42	14.4%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $434.34 (Short)	0.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,343.47 (Short)	-15.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF® - July	PAGE 2	TSR-AR-45783Y566

Innovator Premium Income 30 Barrier ETF® - October
OCTJ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - October	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 30 Barrier ETF® - October	PAGE 1	TSR-AR-45783Y491

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 30 Barrier ETF - October NAV	5.92	6.04
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07
Visit https://www.innovatoretfs.com/etf/?ticker=OCTJ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,959,463
Number of Holdings	7
Net Advisory Fee	$166,367
Portfolio Turnover	0%
30-Day SEC Yield	2.94%
30-Day SEC Yield Unsubsidized	2.94%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	98.5%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,615.01	25.9%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $468.19 (Short)	-0.9%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,681.89 (Short)	-27.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF® - October	PAGE 2	TSR-AR-45783Y491

Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
ZALT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly	$73	0.69%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y442

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator U.S. Equity 10 Buffer ETF - Quarterly NAV	10.17	11.59
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07
Visit https://www.innovatoretfs.com/etf/?ticker=ZALT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$634,293,499
Number of Holdings	4
Net Advisory Fee	$3,066,735
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.65	100.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.17	1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $599.56 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $689.23 (Short)	-2.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y442

Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
EALT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly	$73	0.69%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity 5 to 15 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y475

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly NAV	11.56	16.33
S&P 500 TR	21.45	26.78
S&P 500	19.89	25.07
Visit https://www.innovatoretfs.com/etf/?ticker=EALT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$155,409,556
Number of Holdings	4
Net Advisory Fee	$857,151
Portfolio Turnover	0%
30-Day SEC Yield	-0.66%
30-Day SEC Yield Unsubsidized	-0.66%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.64	100.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $632.87	0.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $566.25 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $706.75 (Short)	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity 5 to 15 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y475

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
XBAP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated 9 Buffer ETF™- April	PAGE 1	TSR-AR-45783Y301

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April NAV	14.21	9.26
S&P 500 TR	21.45	14.24
S&P 500	19.89	12.58
Visit https://www.innovatoretfs.com/etf/?ticker=XBAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$153,282,577
Number of Holdings	5
Net Advisory Fee	$1,342,441
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.57	111.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37	22.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.02 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $595.14 (Short)	-34.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- April	PAGE 2	TSR-AR-45783Y301

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
XBJA (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated 9 Buffer ETF™- January	PAGE 1	TSR-AR-45783Y780

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January NAV	11.10	6.59
S&P 500 TR	21.45	11.53
S&P 500	19.89	9.88
Visit https://www.innovatoretfs.com/etf/?ticker=XBJA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$92,285,682
Number of Holdings	5
Net Advisory Fee	$752,094
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.84	105.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06	15.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06	0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.31 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $620.37 (Short)	-21.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- January	PAGE 2	TSR-AR-45783Y780

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
XBJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated 9 Buffer ETF™- July	PAGE 1	TSR-AR-45783Y889

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July NAV	12.75	9.24
S&P 500 TR	21.45	12.97
S&P 500	19.89	11.31
Visit https://www.innovatoretfs.com/etf/?ticker=XBJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$127,178,862
Number of Holdings	5
Net Advisory Fee	$1,169,389
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.15	104.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83	14.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83	2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.22 (Short)	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $654.55 (Short)	-20.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- July	PAGE 2	TSR-AR-45783Y889

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
XBOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated 9 Buffer ETF™- October	PAGE 1	TSR-AR-45783Y848

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October NAV	11.93	8.15
S&P 500 TR	21.45	13.66
S&P 500	19.89	11.99
Visit https://www.innovatoretfs.com/etf/?ticker=XBOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$83,605,742
Number of Holdings	5
Net Advisory Fee	$713,455
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.64	100.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15	10.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.20 (Short)	-3.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $705.15 (Short)	-12.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- October	PAGE 2	TSR-AR-45783Y848

Innovator U.S. Equity Accelerated ETF® - Quarterly
XDSQ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDSQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF® - Quarterly	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated ETF® - Quarterly	PAGE 1	TSR-AR-45783Y103

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated ETF - Quarterly NAV	16.40	10.81
S&P 500 TR	21.45	14.24
S&P 500	19.89	12.58
Visit https://www.innovatoretfs.com/etf/?ticker=XDSQ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$71,089,085
Number of Holdings	3
Net Advisory Fee	$472,497
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.68	100.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.18	4.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $687.90 (Short)	-4.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDSQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - Quarterly	PAGE 2	TSR-AR-45783Y103

Innovator U.S. Equity Accelerated Plus ETF® - April
XTAP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - April	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated Plus ETF® - April	PAGE 1	TSR-AR-45783Y400

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated Plus ETF - April NAV	18.77	10.39
S&P 500 TR	21.45	14.24
S&P 500	19.89	12.58
Visit https://www.innovatoretfs.com/etf/?ticker=XTAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$23,954,715
Number of Holdings	3
Net Advisory Fee	$158,027
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.56	108.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.36	43.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $590.44 (Short)	-51.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - April	PAGE 2	TSR-AR-45783Y400

Innovator U.S. Equity Accelerated Plus ETF® - January
XTJA (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - January	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated Plus ETF® - January	PAGE 1	TSR-AR-45783Y772

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated Plus ETF - January NAV	13.93	6.21
S&P 500 TR	21.45	11.53
S&P 500	19.89	9.88
Visit https://www.innovatoretfs.com/etf/?ticker=XTJA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,896,623
Number of Holdings	3
Net Advisory Fee	$135,019
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.83	102.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.04	30.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $614.68 (Short)	-33.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - January	PAGE 2	TSR-AR-45783Y772

Innovator U.S. Equity Accelerated Plus ETF® - July
XTJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - July	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated Plus ETF® - July	PAGE 1	TSR-AR-45783Y806

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated Plus ETF - July NAV	16.50	9.57
S&P 500 TR	21.45	12.97
S&P 500	19.89	11.31
Visit https://www.innovatoretfs.com/etf/?ticker=XTJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$16,225,333
Number of Holdings	3
Net Advisory Fee	$98,798
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.14	103.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.81	29.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $649.05 (Short)	-32.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - July	PAGE 2	TSR-AR-45783Y806

Innovator U.S. Equity Accelerated Plus ETF® - October
XTOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - October	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated Plus ETF® - October	PAGE 1	TSR-AR-45783Y830

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated Plus ETF - October NAV	15.45	8.07
S&P 500 TR	21.45	13.66
S&P 500	19.89	11.99
Visit https://www.innovatoretfs.com/etf/?ticker=XTOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$15,685,693
Number of Holdings	3
Net Advisory Fee	$106,228
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.62	100.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.14	20.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.29 (Short)	-20.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - October	PAGE 2	TSR-AR-45783Y830

Innovator U.S. Equity Buffer ETF™ - April
BAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - April	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- April	PAGE 1	TSR-AR-45782C888

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Buffer ETF - April NAV	9.51	10.71	10.17
S&P 500 TR	21.45	17.64	16.12
S&P 500	19.89	15.91	14.30
Visit https://www.innovatoretfs.com/etf/?ticker=BAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$344,950,947
Number of Holdings	4
Net Advisory Fee	$2,477,342
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.61	108.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.40	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.06 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $649.62 (Short)	-9.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- April	PAGE 2	TSR-AR-45782C888

Innovator U.S. Equity Buffer ETF™ - August
BAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - August	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- August	PAGE 1	TSR-AR-45782C698

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Buffer ETF - August NAV	16.30	12.48	11.51
S&P 500 TR	21.45	17.64	16.02
S&P 500	19.89	15.91	14.21
Visit https://www.innovatoretfs.com/etf/?ticker=BAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$221,413,915
Number of Holdings	4
Net Advisory Fee	$1,437,646
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.33	102.0%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.09	3.2%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $575.19 (Short)	-1.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $732.01 (Short)	-3.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- August	PAGE 2	TSR-AR-45782C698

Innovator U.S. Equity Buffer ETF™ - December
BDEC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - December for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - December	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- December	PAGE 1	TSR-AR-45782C557

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Buffer ETF - December NAV	12.83	11.98	10.94
S&P 500 TR	21.45	17.64	15.81
S&P 500	19.89	15.91	14.04
Visit https://www.innovatoretfs.com/etf/?ticker=BDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$195,326,353
Number of Holdings	4
Net Advisory Fee	$1,819,644
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.04	100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.56	0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $548.32 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $692.72 (Short)	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- December	PAGE 2	TSR-AR-45782C557

Innovator U.S. Equity Buffer ETF™ - February
BFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - February for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - February	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- February	PAGE 1	TSR-AR-45782C433

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Buffer ETF - February NAV	14.00	13.78	12.33
S&P 500 TR	21.45	17.64	15.73
S&P 500	19.89	15.91	13.96
Visit https://www.innovatoretfs.com/etf/?ticker=BFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$191,403,197
Number of Holdings	4
Net Advisory Fee	$1,400,027
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.03	102.1%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.83	0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $547.66 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $693.30 (Short)	-2.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- February	PAGE 2	TSR-AR-45782C433

Innovator U.S. Equity Buffer ETF™ - January
BJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - January	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- January	PAGE 1	TSR-AR-45782C409

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Buffer ETF - January NAV	14.98	12.50	12.53
S&P 500 TR	21.45	17.64	17.70
S&P 500	19.89	15.91	15.82
Visit https://www.innovatoretfs.com/etf/?ticker=BJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$285,686,160
Number of Holdings	4
Net Advisory Fee	$2,237,710
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.87	102.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.09	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.34 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $677.16 (Short)	-3.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- January	PAGE 2	TSR-AR-45782C409

Innovator U.S. Equity Buffer ETF™ - July
BJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - July	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- July	PAGE 1	TSR-AR-45782C789

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/28/2018)
Innovator U.S. Equity Buffer ETF - July NAV	15.34	12.51	9.88
S&P 500 TR	21.45	17.64	14.56
S&P 500	19.89	15.91	12.72
Visit https://www.innovatoretfs.com/etf/?ticker=BJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$297,095,425
Number of Holdings	4
Net Advisory Fee	$2,014,395
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.19	102.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.86	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.26 (Short)	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $716.77 (Short)	-4.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- July	PAGE 2	TSR-AR-45782C789

Innovator U.S. Equity Buffer ETF™ - June
BJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - June	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- June	PAGE 1	TSR-AR-45782C755

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Buffer ETF - June NAV	13.78	9.53	9.78
S&P 500 TR	21.45	17.64	17.06
S&P 500	19.89	15.91	15.24
Visit https://www.innovatoretfs.com/etf/?ticker=BJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$163,674,074
Number of Holdings	4
Net Advisory Fee	$1,202,409
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.91	105.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.40	1.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $536.34 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $685.28 (Short)	-6.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- June	PAGE 2	TSR-AR-45782C755

Innovator U.S. Equity Buffer ETF™ - March
BMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - March for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - March	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- March	PAGE 1	TSR-AR-45782C391

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Buffer ETF - March NAV	16.22	13.32	13.05
S&P 500 TR	21.45	17.64	17.72
S&P 500	19.89	15.91	15.95
Visit https://www.innovatoretfs.com/etf/?ticker=BMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$178,692,497
Number of Holdings	4
Net Advisory Fee	$1,516,533
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.95	103.3%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.19	1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $540.70 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $688.42 (Short)	-4.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- March	PAGE 2	TSR-AR-45782C391

Innovator U.S. Equity Buffer ETF™ - May
BMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - May for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - May	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- May	PAGE 1	TSR-AR-45782C326

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Buffer ETF - May NAV	12.12	9.59	10.38
S&P 500 TR	21.45	17.64	18.56
S&P 500	19.89	15.91	16.78
Visit https://www.innovatoretfs.com/etf/?ticker=BMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$156,670,325
Number of Holdings	4
Net Advisory Fee	$1,115,649
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.56	108.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.55	1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.63 (Short)	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $655.13 (Short)	-9.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- May	PAGE 2	TSR-AR-45782C326

Innovator U.S. Equity Buffer ETF™ - November
BNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - November	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- November	PAGE 1	TSR-AR-45782C581

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Buffer ETF - November NAV	15.17	10.06	9.54
S&P 500 TR	21.45	17.64	16.28
S&P 500	19.89	15.91	14.49
Visit https://www.innovatoretfs.com/etf/?ticker=BNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$146,654,107
Number of Holdings	4
Net Advisory Fee	$1,155,685
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.83	99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.07	5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $802.17 (Short)	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $620.67 (Short)	-3.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- November	PAGE 2	TSR-AR-45782C581

Innovator U.S. Equity Buffer ETF™ - October
BOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - October	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- October	PAGE 1	TSR-AR-45782C771

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Buffer ETF - October NAV	16.10	12.43	10.30
S&P 500 TR	21.45	17.64	14.63
S&P 500	19.89	15.91	12.79
Visit https://www.innovatoretfs.com/etf/?ticker=BOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$288,949,377
Number of Holdings	4
Net Advisory Fee	$1,918,772
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.68	100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.19	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $768.64 (Short)	-2.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.24 (Short)	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- October	PAGE 2	TSR-AR-45782C771

Innovator U.S. Equity Buffer ETF™ - September
BSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF™ - September	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- September	PAGE 1	TSR-AR-45782C664

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Buffer ETF - September NAV	16.41	13.06	12.00
S&P 500 TR	21.45	17.64	16.55
S&P 500	19.89	15.91	14.75
Visit https://www.innovatoretfs.com/etf/?ticker=BSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$242,705,078
Number of Holdings	4
Net Advisory Fee	$1,470,656
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.46	101.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.06	3.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $587.00 (Short)	-2.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $744.13 (Short)	-3.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- September	PAGE 2	TSR-AR-45782C664

Innovator U.S. Equity Power Buffer ETF™ - April
PAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - April	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C870

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Power Buffer ETF - April NAV	7.64	7.78	7.34
S&P 500 TR	21.45	17.64	16.12
S&P 500	19.89	15.91	14.30
Visit https://www.innovatoretfs.com/etf/?ticker=PAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$797,122,363
Number of Holdings	4
Net Advisory Fee	$6,127,703
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.59	111.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $628.70 (Short)	-12.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C870

Innovator U.S. Equity Power Buffer ETF™ - August
PAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - August	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- August	PAGE 1	TSR-AR-45782C680

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Power Buffer ETF - August NAV	13.39	9.76	9.18
S&P 500 TR	21.45	17.64	16.02
S&P 500	19.89	15.91	14.21
Visit https://www.innovatoretfs.com/etf/?ticker=PAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$982,103,866
Number of Holdings	4
Net Advisory Fee	$6,666,346
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.32	103.1%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.08	3.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $537.27 (Short)	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $709.51 (Short)	-5.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- August	PAGE 2	TSR-AR-45782C680

Innovator U.S. Equity Power Buffer ETF™ - December
PDEC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - December for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - December	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- December	PAGE 1	TSR-AR-45782C540

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Power Buffer ETF - December NAV	10.50	9.20	8.40
S&P 500 TR	21.45	17.64	15.81
S&P 500	19.89	15.91	14.04
Visit https://www.innovatoretfs.com/etf/?ticker=PDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$921,702,497
Number of Holdings	4
Net Advisory Fee	$7,751,190
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.03	102.4%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55	0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $512.17 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.31 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- December	PAGE 2	TSR-AR-45782C540

Innovator U.S. Equity Power Buffer ETF™ - February
PFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - February for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - February	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- February	PAGE 1	TSR-AR-45782C417

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Power Buffer ETF - February NAV	10.88	9.85	8.90
S&P 500 TR	21.45	17.64	15.73
S&P 500	19.89	15.91	13.96
Visit https://www.innovatoretfs.com/etf/?ticker=PFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$789,789,900
Number of Holdings	4
Net Advisory Fee	$6,064,490
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.02	104.0%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82	0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $511.55 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.89 (Short)	-4.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- February	PAGE 2	TSR-AR-45782C417

Innovator U.S. Equity Power Buffer ETF™ - January
PJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - January	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C508

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Power Buffer ETF - January NAV	11.47	9.69	9.34
S&P 500 TR	21.45	17.64	17.70
S&P 500	19.89	15.91	15.82
Visit https://www.innovatoretfs.com/etf/?ticker=PJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,188,955,605
Number of Holdings	4
Net Advisory Fee	$9,317,704
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.86	105.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.64 (Short)	-5.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C508

Innovator U.S. Equity Power Buffer ETF™ - July
PJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - July	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C813

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Innovator U.S. Equity Power Buffer ETF - July NAV	14.01	10.85	8.78
S&P 500 TR	21.45	17.64	14.68
S&P 500	19.89	15.91	12.82
Visit https://www.innovatoretfs.com/etf/?ticker=PJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,189,808,582
Number of Holdings	4
Net Advisory Fee	$7,835,276
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.18	104.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short)	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $692.55 (Short)	-6.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C813

Innovator U.S. Equity Power Buffer ETF™ - June
PJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - June	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- June	PAGE 1	TSR-AR-45782C748

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Power Buffer ETF - June NAV	12.47	7.45	7.94
S&P 500 TR	21.45	17.64	17.06
S&P 500	19.89	15.91	15.24
Visit https://www.innovatoretfs.com/etf/?ticker=PJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$756,015,450
Number of Holdings	4
Net Advisory Fee	$5,152,211
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.89	107.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.39	1.8%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $500.98 (Short)	-0.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $663.58 (Short)	-9.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- June	PAGE 2	TSR-AR-45782C748

Innovator U.S. Equity Power Buffer ETF™ - March
PMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - March for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - March	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- March	PAGE 1	TSR-AR-45782C383

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Power Buffer ETF - March NAV	12.82	10.08	9.83
S&P 500 TR	21.45	17.64	17.72
S&P 500	19.89	15.91	15.95
Visit https://www.innovatoretfs.com/etf/?ticker=PMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$626,424,720
Number of Holdings	4
Net Advisory Fee	$4,697,611
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.94	105.5%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.18	1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $505.05 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $666.31 (Short)	-6.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- March	PAGE 2	TSR-AR-45782C383

Innovator U.S. Equity Power Buffer ETF™ - May
PMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - May for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - May	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- May	PAGE 1	TSR-AR-45782C318

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Power Buffer ETF - May NAV	10.95	7.40	7.96
S&P 500 TR	21.45	17.64	18.56
S&P 500	19.89	15.91	16.78
Visit https://www.innovatoretfs.com/etf/?ticker=PMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$623,179,661
Number of Holdings	4
Net Advisory Fee	$4,510,258
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.55	111.9%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.54	1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $471.36 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $631.51 (Short)	-12.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- May	PAGE 2	TSR-AR-45782C318

Innovator U.S. Equity Power Buffer ETF™ - November
PNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - November	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- November	PAGE 1	TSR-AR-45782C573

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Power Buffer ETF - November NAV	11.70	8.70	8.41
S&P 500 TR	21.45	17.64	16.28
S&P 500	19.89	15.91	14.49
Visit https://www.innovatoretfs.com/etf/?ticker=PNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$615,293,763
Number of Holdings	4
Net Advisory Fee	$5,638,425
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.82	99.2%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.06	5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $772.50 (Short)	-2.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.75 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- November	PAGE 2	TSR-AR-45782C573

Innovator U.S. Equity Power Buffer ETF™ - October
POCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=POCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - October	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C797

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Power Buffer ETF - October NAV	12.16	10.80	8.76
S&P 500 TR	21.45	17.64	14.63
S&P 500	19.89	15.91	12.79
Visit https://www.innovatoretfs.com/etf/?ticker=POCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,091,620,497
Number of Holdings	4
Net Advisory Fee	$6,628,466
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.66	100.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18	5.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short)	-2.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $744.86 (Short)	-3.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=POCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C797

Innovator U.S. Equity Power Buffer ETF™ - September
PSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF™ - September	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- September	PAGE 1	TSR-AR-45782C656

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Power Buffer ETF - September NAV	12.80	10.70	9.58
S&P 500 TR	21.45	17.64	16.55
S&P 500	19.89	15.91	14.75
Visit https://www.innovatoretfs.com/etf/?ticker=PSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$939,371,059
Number of Holdings	4
Net Advisory Fee	$6,390,362
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.45	102.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.05	4.0%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.29 (Short)	-1.6%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $720.70 (Short)	-4.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- September	PAGE 2	TSR-AR-45782C656

Innovator U.S. Equity Ultra Buffer ETF™ - April
UAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - April	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- April	PAGE 1	TSR-AR-45782C805

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Ultra Buffer ETF - April NAV	7.32	5.73	4.36
S&P 500 TR	21.45	17.64	16.12
S&P 500	19.89	15.91	14.30
Visit https://www.innovatoretfs.com/etf/?ticker=UAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$155,230,099
Number of Holdings	4
Net Advisory Fee	$1,229,426
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.58	111.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42	0.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $363.60 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $627.97 (Short)	-12.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- April	PAGE 2	TSR-AR-45782C805

Innovator U.S. Equity Ultra Buffer ETF™ - August
UAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - August	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- August	PAGE 1	TSR-AR-45782C672

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - August NAV	13.55	8.06	7.74
S&P 500 TR	21.45	17.64	16.02
S&P 500	19.89	15.91	14.21
Visit https://www.innovatoretfs.com/etf/?ticker=UAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$238,501,792
Number of Holdings	4
Net Advisory Fee	$1,526,154
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.31	103.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $600.48	2.5%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $410.85 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $705.53 (Short)	-5.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- August	PAGE 2	TSR-AR-45782C672

Innovator U.S. Equity Ultra Buffer ETF™ - December
UDEC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - December for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - December	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- December	PAGE 1	TSR-AR-45782C532

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Ultra Buffer ETF - December NAV	10.55	7.47	6.78
S&P 500 TR	21.45	17.64	15.81
S&P 500	19.89	15.91	14.04
Visit https://www.innovatoretfs.com/etf/?ticker=UDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$266,647,304
Number of Holdings	4
Net Advisory Fee	$2,179,455
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.01	102.3%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $572.42	0.0%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $391.66 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.55 (Short)	-2.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- December	PAGE 2	TSR-AR-45782C532

Innovator U.S. Equity Ultra Buffer ETF™ - February
UFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - February for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - February	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- February	PAGE 1	TSR-AR-45782C425

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Ultra Buffer ETF - February NAV	10.65	7.71	6.97
S&P 500 TR	21.45	17.64	15.73
S&P 500	19.89	15.91	13.96
Visit https://www.innovatoretfs.com/etf/?ticker=UFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$169,747,762
Number of Holdings	4
Net Advisory Fee	$1,351,029
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.01	104.2%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $571.73	0.5%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $391.18 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.35 (Short)	-4.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- February	PAGE 2	TSR-AR-45782C425

Innovator U.S. Equity Ultra Buffer ETF™ - January
UJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - January	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- January	PAGE 1	TSR-AR-45782C300

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Ultra Buffer ETF - January NAV	11.24	8.42	8.02
S&P 500 TR	21.45	17.64	17.70
S&P 500	19.89	15.91	15.82
Visit https://www.innovatoretfs.com/etf/?ticker=UJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$202,890,469
Number of Holdings	4
Net Advisory Fee	$1,653,698
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.85	105.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78	0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $380.95 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $655.35 (Short)	-6.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- January	PAGE 2	TSR-AR-45782C300

Innovator U.S. Equity Ultra Buffer ETF™ - July
UJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - July	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- July	PAGE 1	TSR-AR-45782C839

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Innovator U.S. Equity Ultra Buffer ETF - July NAV	13.57	8.48	6.93
S&P 500 TR	21.45	17.64	14.68
S&P 500	19.89	15.91	12.82
Visit https://www.innovatoretfs.com/etf/?ticker=UJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$215,782,269
Number of Holdings	4
Net Advisory Fee	$1,263,176
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.17	104.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96	2.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $401.60 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $688.96 (Short)	-6.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- July	PAGE 2	TSR-AR-45782C839

Innovator U.S. Equity Ultra Buffer ETF™ - June
UJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - June	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- June	PAGE 1	TSR-AR-45782C730

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - June NAV	11.46	6.27	6.68
S&P 500 TR	21.45	17.64	17.06
S&P 500	19.89	15.91	15.24
Visit https://www.innovatoretfs.com/etf/?ticker=UJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$143,972,651
Number of Holdings	4
Net Advisory Fee	$748,069
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.88	108.3%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $559.92	1.3%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $383.10 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $658.82 (Short)	-9.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- June	PAGE 2	TSR-AR-45782C730

Innovator U.S. Equity Ultra Buffer ETF™ - March
UMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - March for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - March	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- March	PAGE 1	TSR-AR-45782C375

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Ultra Buffer ETF - March NAV	12.82	7.87	7.56
S&P 500 TR	21.45	17.64	17.72
S&P 500	19.89	15.91	15.95
Visit https://www.innovatoretfs.com/etf/?ticker=UMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$180,886,735
Number of Holdings	4
Net Advisory Fee	$1,091,791
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.93	105.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $564.47	0.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $386.22 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $663.88 (Short)	-6.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- March	PAGE 2	TSR-AR-45782C375

Innovator U.S. Equity Ultra Buffer ETF™ - May
UMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - May for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - May	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- May	PAGE 1	TSR-AR-45782C292

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Ultra Buffer ETF - May NAV	9.41	6.22	6.40
S&P 500 TR	21.45	17.64	18.56
S&P 500	19.89	15.91	16.78
Visit https://www.innovatoretfs.com/etf/?ticker=UMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$58,604,016
Number of Holdings	4
Net Advisory Fee	$433,350
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.53	113.0%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $526.81	0.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $360.45 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $624.36 (Short)	-13.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- May	PAGE 2	TSR-AR-45782C292

Innovator U.S. Equity Ultra Buffer ETF™ - November
UNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - November	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- November	PAGE 1	TSR-AR-45782C565

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - November NAV	11.07	6.73	6.75
S&P 500 TR	21.45	17.64	16.28
S&P 500	19.89	15.91	14.49
Visit https://www.innovatoretfs.com/etf/?ticker=UNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$66,121,629
Number of Holdings	4
Net Advisory Fee	$730,530
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.81	99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $647.96	4.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $443.34 (Short)	-0.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $763.91 (Short)	-2.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- November	PAGE 2	TSR-AR-45782C565

Innovator U.S. Equity Ultra Buffer ETF™ - October
UOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - October	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- October	PAGE 1	TSR-AR-45782C821

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Ultra Buffer ETF - October NAV	11.70	8.54	7.02
S&P 500 TR	21.45	17.64	14.63
S&P 500	19.89	15.91	12.79
Visit https://www.innovatoretfs.com/etf/?ticker=UOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$179,078,435
Number of Holdings	4
Net Advisory Fee	$1,387,415
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.65	100.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87	3.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $433.02 (Short)	-0.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $739.66 (Short)	-3.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- October	PAGE 2	TSR-AR-45782C821

Innovator U.S. Equity Ultra Buffer ETF™ - September
USEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=USEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF™ - September	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2025. Gains were anchored by sustained momentum in mega-cap technology and enduring enthusiasm for artificial intelligence. Optimism regarding a soft economic landing further buoyed sentiment, supported by the Federal Reserve’s pivot to monetary easing in the second half of the year. However, even with healthy performance, market breadth remained fairly concentrated.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- September	PAGE 1	TSR-AR-45782C649

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Ultra Buffer ETF - September NAV	12.78	8.57	7.86
S&P 500 TR	21.45	17.64	16.55
S&P 500	19.89	15.91	14.75
Visit https://www.innovatoretfs.com/etf/?ticker=USEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$228,970,490
Number of Holdings	4
Net Advisory Fee	$1,238,769
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.44	102.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $612.80	2.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $419.28 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $717.17 (Short)	-5.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=USEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- September	PAGE 2	TSR-AR-45782C649

Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
RBUF (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y228

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/28/2024)
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly NAV	10.79	11.19
Russell 2000 Total Return Index	14.41	16.83
Russell 2000	12.87	15.31
Visit https://www.innovatoretfs.com/etf/?ticker=RBUF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$70,188,774
Number of Holdings	4
Net Advisory Fee	$480,629
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $0.60	100.2%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $241.96	2.7%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $217.76 (Short)	-0.7%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $254.01 (Short)	-2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=RBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y228

Innovator U.S. Small Cap Power Buffer ETF™ - April
KAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - April for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - April	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C342

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/31/2020)
Innovator U.S. Small Cap Power Buffer ETF - April NAV	7.12	5.87	7.53
Russell 2000 Total Return Index	14.41	11.50	16.21
Russell 2000	12.87	10.01	14.69
Visit https://www.innovatoretfs.com/etf/?ticker=KAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$162,527,056
Number of Holdings	4
Net Advisory Fee	$1,358,237
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $1.99	109.2%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $199.49	1.1%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $169.57 (Short)	-0.4%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $235.20 (Short)	-10.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C342

Innovator U.S. Small Cap Power Buffer ETF™ - August
KAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - August for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - August	$80	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- August	PAGE 1	TSR-AR-45783Y137

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - August NAV	6.04	4.52
Russell 2000 Total Return Index	14.41	9.36
Russell 2000	12.87	7.89
Visit https://www.innovatoretfs.com/etf/?ticker=KAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$130,780,287
Number of Holdings	4
Net Advisory Fee	$874,555
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $2.19	104.6%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $219.39	3.5%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $186.48 (Short)	-1.4%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $257.30 (Short)	-7.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- August	PAGE 2	TSR-AR-45783Y137

Innovator U.S. Small Cap Power Buffer ETF™ - December
KDEC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - December for the period of November 29, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - December	$73	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
Innovator U.S. Small Cap Power Buffer ETF™- December	PAGE 1	TSR-AR-45784N833

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/29/2024)
Innovator U.S. Small Cap Power Buffer ETF - December NAV	2.61
Russell 2000 Total Return Index	3.10
Russell 2000	1.83
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$74,892,689
Number of Holdings	4
Net Advisory Fee	$407,401
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $2.42	98.3%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $241.87	1.5%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $283.88 (Short)	0.0%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $205.59 (Short)	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- December	PAGE 2	TSR-AR-45784N833

Innovator U.S. Small Cap Power Buffer ETF™ - February
KFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - February for the period of January 31, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - February	$61	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
Innovator U.S. Small Cap Power Buffer ETF™- February	PAGE 1	TSR-AR-45784N783

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/31/2025)
Innovator U.S. Small Cap Power Buffer ETF - February NAV	7.74
Russell 2000 Total Return Index	9.51
Russell 2000	8.38
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$42,020,985
Number of Holdings	4
Net Advisory Fee	$158,429
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $2.26	100.0%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $226.48	1.7%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $192.51 (Short)	-0.4%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $266.34 (Short)	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- February	PAGE 2	TSR-AR-45784N783

Innovator U.S. Small Cap Power Buffer ETF™ - January
KJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - January for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - January	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C474

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Innovator U.S. Small Cap Power Buffer ETF - January NAV	11.27	9.37	7.61
Russell 2000 Total Return Index	14.41	11.50	8.46
Russell 2000	12.87	10.01	7.02
Visit https://www.innovatoretfs.com/etf/?ticker=KJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$283,671,688
Number of Holdings	4
Net Advisory Fee	$2,479,503
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $2.21	100.7%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $220.96	0.8%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $187.82 (Short)	-0.2%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $259.52 (Short)	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C474

Innovator U.S. Small Cap Power Buffer ETF™ - July
KJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - July for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - July	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C284

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2020)
Innovator U.S. Small Cap Power Buffer ETF - July NAV	8.23	5.54	5.89
Russell 2000 Total Return Index	14.41	11.50	12.17
Russell 2000	12.87	10.01	10.70
Visit https://www.innovatoretfs.com/etf/?ticker=KJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$158,939,852
Number of Holdings	4
Net Advisory Fee	$1,169,400
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $2.16	105.3%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $215.79	2.9%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $183.42 (Short)	-1.1%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $252.79 (Short)	-7.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C284

Innovator U.S. Small Cap Power Buffer ETF™ - June
KJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - June for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - June	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- June	PAGE 1	TSR-AR-45783Y277

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - June NAV	4.16	6.17
Russell 2000 Total Return Index	14.41	15.09
Russell 2000	12.87	13.55
Visit https://www.innovatoretfs.com/etf/?ticker=KJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,978,863
Number of Holdings	4
Net Advisory Fee	$140,411
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $2.05	108.8%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $205.07	1.9%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $174.31 (Short)	-0.7%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $239.85 (Short)	-10.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- June	PAGE 2	TSR-AR-45783Y277

Innovator U.S. Small Cap Power Buffer ETF™ - March
KMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - March for the period of February 28, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - March	$55	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- March	PAGE 1	TSR-AR-45784N759

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2025)
Innovator U.S. Small Cap Power Buffer ETF - March NAV	10.12
Russell 2000 Total Return Index	15.70
Russell 2000	14.62
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$11,958,898
Number of Holdings	4
Net Advisory Fee	$62,878
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $2.15	103.3%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $214.65	1.4%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $182.45 (Short)	-0.4%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $252.32 (Short)	-4.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- March	PAGE 2	TSR-AR-45784N759

Innovator U.S. Small Cap Power Buffer ETF™ - May
KMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - May for the period of April 30, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - May	$42	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- May	PAGE 1	TSR-AR-45784N668

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2025)
Innovator U.S. Small Cap Power Buffer ETF - May NAV	12.57
Russell 2000 Total Return Index	27.09
Russell 2000	26.23
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$20,201,043
Number of Holdings	4
Net Advisory Fee	$139,033
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $1.95	111.4%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $194.86	1.2%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $165.63 (Short)	-0.5%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $230.95 (Short)	-12.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- May	PAGE 2	TSR-AR-45784N668

Innovator U.S. Small Cap Power Buffer ETF™ - November
KNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - November for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - November	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- November	PAGE 1	TSR-AR-45784N866

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - November NAV	12.36	12.36
Russell 2000 Total Return Index	14.41	14.41
Russell 2000	12.87	12.87
Visit https://www.innovatoretfs.com/etf/?ticker=KNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$18,304,420
Number of Holdings	4
Net Advisory Fee	$146,762
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $2.46	98.6%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $246.23	7.7%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $209.30 (Short)	-3.2%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $291.22 (Short)	-3.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- November	PAGE 2	TSR-AR-45784N866

Innovator U.S. Small Cap Power Buffer ETF™ - October
KOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - October for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - October	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C599

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Innovator U.S. Small Cap Power Buffer ETF - October NAV	11.10	6.78	5.47
Russell 2000 Total Return Index	14.41	11.50	9.80
Russell 2000	12.87	10.01	8.33
Visit https://www.innovatoretfs.com/etf/?ticker=KOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$137,082,688
Number of Holdings	4
Net Advisory Fee	$928,495
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $2.42	99.6%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $241.96	6.7%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $205.67 (Short)	-2.7%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $283.53 (Short)	-3.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C599

Innovator U.S. Small Cap Power Buffer ETF™ - September
KSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - September for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - September	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted a respectable return for the year ended October 31, 2025, though it continued to trail its large-cap counterparts. Performance was a tale of two halves: a sharp sell-off in April following ‘Liberation Day’ tariff announcements was reversed by a robust rally, fueled by the Federal Reserve’s pivot to rate cuts which eased borrowing cost concerns for smaller firms. Industrials and Telecommunications were healthy performers, benefitting from Conversely, Energy and Consumer Staples remained weak spots, limiting the index’s overall upside relative to the tech-heavy S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- September	PAGE 1	TSR-AR-45784N304

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/30/2024)
Innovator U.S. Small Cap Power Buffer ETF - September NAV	9.47	8.02
Russell 2000 Total Return Index	14.41	11.47
Russell 2000	12.87	10.01
Visit https://www.innovatoretfs.com/etf/?ticker=KSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$29,793,356
Number of Holdings	4
Net Advisory Fee	$138,858
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $2.35	100.9%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $235.17	5.4%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $199.89 (Short)	-2.2%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $275.62 (Short)	-4.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- September	PAGE 2	TSR-AR-45784N304

Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
QBF (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly for the period of February 5, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	$59	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with investment results that participate in a percentage of any positive price returns of bitcoin, while providing a maximum loss of 20%, before fees and expenses, of any bitcoin price return losses, over successive three-month periods.
Since its inception on February 5, 2025, QBF generated a total return of 3.72%. Over the same period, the price of spot Bitcoin returned 13.03%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/05/2025)
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly NAV	3.40
S&P 500 TR	13.93
S&P 500	12.85
Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF for more recent performance information.
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	PAGE 1	TSR-AR-45784N692

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$20,970,146
Number of Holdings	3
Net Advisory Fee	$71,731
Portfolio Turnover	0%
30-Day SEC Yield	2.63%
30-Day SEC Yield Unsubsidized	2.63%
WHAT DID THE FUND INVEST IN?* (as of October 31, 2025)

Top Holdings	(%)
United States Treasury Bill	82.5%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 12/31/2025; Exercise Price: $216.42	19.2%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 12/31/2025; Exercise Price: $270.53 (Short)	-1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	PAGE 2	TSR-AR-45784N692

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-208-5212.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$1,206,400	$1,062,000
(b) Audit-Related Fees	-	-
(c) Tax Fees	$576,000	$522,900
(d) All Other Fees	-	-

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	$576,000	$522,900
Registrant’s Investment Adviser	-	-

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joseph Stowell, Mark Berg.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

INNOVATOR

Traditional Core Financial Statements

INNOVATOR IBD® ETFS (FFTY & BOUT)
INNOVATOR DEEPWATER FRONTIER TECH ETF (LOUP)
INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)
INNOVATOR LADDERED ALLOCATION ETFS (BUFF & BUFB)
INNOVATOR STEP-UP STRATEGY ETFS (BSTP & PSTP)
INNOVATOR HEDGED NASDAQ-100 ETF (QHDG)
INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF (XUSP)
INNOVATOR MANAGED FLOOR ETFS (SFLR, QFLR, & RFLR)
INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF (IGTR)
INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF (SPUT)
INNOVATOR EQUITY MANAGED 100 BUFFER ETF (BFRZ)
INNOVATOR AUTOCALLABLE ETFS (ACEI & ACII)

October 31, 2025
Innovator ETFs Trust

Innovator Buffer Step-Up Strategy ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.74(b)(c)(d)	$58,179,718	853	$57,216,135
Put Options - 4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.26(b)(c)(d)	58,179,718	853	2,790,607
TOTAL PURCHASED OPTIONS (Cost $58,919,263)			60,006,742
TOTAL INVESTMENTS - 105.2% (Cost $58,919,263)			$60,006,742
Money Market Deposit Account - 0.2%(e)			88,411
Liabilities in Excess of Other Assets - (5.4)%			(3,058,202)
TOTAL NET ASSETS - 100.0%			$57,036,951

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

1

Innovator Buffer Step-Up Strategy ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.3)%
Call Options - (2.3)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $769.82(a)(b)	$(58,179,718)	(853)	$(1,302,505)
Put Options - (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.26(a)(b)	(58,179,718)	(853)	(1,713,549)
TOTAL WRITTEN OPTIONS (Premiums received $2,660,693)			$(3,016,054)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$60,006,742	105.2%
Written Options	(3,016,054)	(5.3)
Money Market Deposit Account	88,411	0.2
Liabilities in Excess of Other Assets	(42,148)	(0.1)
	$57,036,951	100.0%

The accompanying notes are an integral part of these financial statements.

2

Innovator Deepwater Frontier Tech ETF
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace/Defense - 4.3%
AeroVironment, Inc.(a)	19,509	$7,216,574
Banks - 3.0%
NU Holdings Ltd./Cayman Islands - Class A(a)	308,630	4,972,029
Commercial Services - 5.3%
Adyen NV(a)(b)	2,734	4,691,071
Shift4 Payments, Inc. - Class A(a)(c)	60,013	4,146,898
		8,837,969
Computers - 2.5%
Rubrik, Inc. - Class A(a)	56,633	4,262,766
Electric - 2.6%
Vistra Corp.	23,098	4,349,353
Electronics - 7.1%
Celestica, Inc.(a)(c)	18,717	6,447,632
Coherent Corp.(a)	40,894	5,396,372
		11,844,004
Energy-Alternate Sources - 3.3%
First Solar, Inc.(a)(c)	20,623	5,505,104
Internet - 8.7%
AppLovin Corp. - Class A(a)	7,573	4,826,500
MercadoLibre, Inc.(a)	2,187	5,089,718
Uber Technologies, Inc.(a)	48,060	4,637,790
		14,554,008
Machinery-Construction & Mining - 3.3%
Vertiv Holdings Co. - Class A	28,505	5,497,474
Mining - 3.4%
Cameco Corp.(c)	55,342	5,656,506
Miscellaneous Manufacturing - 2.9%
Axon Enterprise, Inc.(a)	6,560	4,803,429
Semiconductors - 22.4%
ASML Holding NV	4,814	5,094,383
Astera Labs, Inc.(a)	36,252	6,767,523
Lam Research Corp.	33,472	5,270,501
Micron Technology, Inc.	40,457	9,053,063
SK hynix, Inc.	28,585	11,215,311
		37,400,781
Software - 24.9%
Confluent, Inc. - Class A(a)	213,963	5,000,315
Datadog, Inc. - Class A(a)	29,073	4,733,375
Gitlab, Inc. - Class A(a)(c)	100,790	4,913,512
Global-e Online Ltd.(a)	136,053	4,956,411

The accompanying notes are an integral part of these financial statements.

3

Innovator Deepwater Frontier Tech ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Nutanix, Inc. - Class A(a)	67,058	$4,777,212
ROBLOX Corp. - Class A(a)	63,125	7,178,575
Snowflake, Inc.(a)	19,069	5,241,687
Take-Two Interactive Software, Inc.(a)	18,483	4,738,487
		41,539,574
Telecommunications - 6.3%
Arista Networks, Inc.(a)	30,319	4,781,003
Ciena Corp.(a)	29,880	5,674,810
		10,455,813
TOTAL COMMON STOCKS (Cost $116,271,170)		166,895,384

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	13,012,242	13,012,242
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,012,242)		13,012,242
TOTAL INVESTMENTS - 107.8% (Cost $129,283,412)		$179,907,626
Money Market Deposit Account - 0.2%(e)		406,699
Liabilities in Excess of Other Assets - (8.0)%		(13,357,163)
TOTAL NET ASSETS - 100.0%		$166,957,162

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $4,691,071 or 2.8% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $13,611,333.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$166,895,384	100.0%
Investments Purchased with Proceeds from Securities Lending	13,012,242	7.8
Money Market Deposit Account	406,699	0.2
Liabilities in Excess of Other Assets	(13,357,163)	(8.0)
	$166,957,162	100.0%

The accompanying notes are an integral part of these financial statements.

4

INNOVATOR EQUITY AUTOCALLABLE INCOME STRATEGY ETF
Schedule of Investments
October 31, 2025

	Par	Value
U.S. TREASURY BILLS - 99.5%
3.94%, 11/20/2025(a)(b)	$4,340,000	$4,332,043
TOTAL U.S. TREASURY BILLS (Cost $4,331,004)		4,332,043
TOTAL INVESTMENTS - 99.5% (Cost $4,331,004)		$4,332,043
Money Market Deposit Account - 0.9%(c)		37,692
Liabilities in Excess of Other Assets - (0.4)%		(17,958)
TOTAL NET ASSETS - 100.0%		$4,351,777

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of October 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swaps.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

U.S. Treasury Bills	$4,332,043	99.5%
Money Market Deposit Account	37,692	0.9
Liabilities in Excess of Other Assets	(17,958)	(0.4)
	$4,351,777	100.0%

The accompanying notes are an integral part of these financial statements.

5

INNOVATOR EQUITY AUTOCALLABLE INCOME STRATEGY ETF
SCHEDULE OF INTEREST RATE SWAP CONTRACTS
October 31, 2025

Reference Entity	Long/Short	Fixed Rate Received	Floating Rate Index - Paid	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Long	12.25%	SOFR	Monthly	11/01/2028	$437,500	$25	$3,738
Amazon.com, Inc.	Long	11.35%	SOFR	Monthly	12/01/2028	437,500	(585)	323
Apple, Inc.	Long	9.12%	SOFR	Monthly	10/02/2028	437,500	524	526
Berkshire Hathaway, Inc.	Long	5.95%	SOFR	Monthly	12/01/2028	437,500	(858)	(5,005)
Broadcom, Inc.	Long	18.80%	SOFR	Monthly	11/01/2028	437,500	(2,246)	2,290
Meta Platforms, Inc.	Long	13.11%	SOFR	Monthly	10/02/2028	437,500	(6,591)	(30,772)
Microsoft Corp.	Long	8.56%	SOFR	Monthly	12/01/2028	437,500	450	(5,263)
Nvidia Corp.	Long	17.05%	SOFR	Monthly	12/01/2028	437,500	1,921	6,654
Oracle Corp.	Long	20.88%	SOFR	Monthly	11/01/2028	437,500	(15,033)	(21,848)
Tesla, Inc.	Long	26.12%	SOFR	Monthly	10/02/2028	437,500	483	3,542
Total Swaps							$ (21,910)	$ (45,815)

Goldman Sachs is the counterparty for the swaps in the Fund.
SOFR - Secured Overnight Borrowing Rate
See Note 2 for additional disclosures.
The accompanying notes are an integral part of these financial statements.

6

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 93.0%
Aerospace/Defense - 1.8%
Boeing Co.(a)	1,608	$323,240
General Electric Co.	1,709	527,996
HEICO Corp.	330	104,864
HEICO Corp. - Class A	330	81,751
Northrop Grumman Corp.	447	260,802
		1,298,653
Agriculture - 0.6%
Philip Morris International, Inc.	2,882	415,959
Airlines - 0.2%
Delta Air Lines, Inc.(b)	2,201	126,293
Apparel - 0.3%
NIKE, Inc. - Class B(b)	3,598	232,395
Auto Manufacturers - 2.7%
Ford Motor Co.(b)	19,814	260,158
Tesla, Inc.(a)	3,741	1,707,991
		1,968,149
Banks - 4.4%
Bank of America Corp.	11,440	611,468
Bank of New York Mellon Corp.	2,531	273,171
Citizens Financial Group, Inc.	4,235	215,434
Huntington Bancshares, Inc./OH(b)	11,330	174,935
JPMorgan Chase & Co.	3,911	1,216,790
Morgan Stanley	1,485	243,540
Northern Trust Corp.	1,438	185,028
Regions Financial Corp.	7,975	192,995
State Street Corp.(b)	1,547	178,926
		3,292,287
Beverages - 0.8%
Brown-Forman Corp. - Class A	1,155	31,324
Brown-Forman Corp. - Class B(b)	1,870	50,920
Coca-Cola Co.	7,097	488,983
		571,227
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc.(a)	228	103,977
Gilead Sciences, Inc.	2,934	351,464
Illumina, Inc.(a)	839	103,650
Royalty Pharma PLC - Class A	936	35,137
		594,228
Building Materials - 0.4%
Carlisle Cos., Inc.	240	78,012
CRH PLC(b)	1,870	222,717
		300,729

The accompanying notes are an integral part of these financial statements.

7

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - 0.5%
LyondellBasell Industries NV - Class A	3,537	$164,187
PPG Industries, Inc.	1,595	155,911
Solstice Advanced Materials, Inc.(a)	376	16,958
		337,056
Commercial Services - 0.7%
Block, Inc.(a)(b)	990	75,181
Booz Allen Hamilton Holding Corp.	610	53,167
Moody’s Corp.	495	237,748
Toast, Inc. - Class A(a)	1,155	41,742
TransUnion	1,766	143,364
		551,202
Computers - 7.9%
Amdocs Ltd.	1,155	97,320
Apple, Inc.	18,374	4,967,778
International Business Machines Corp.	1,377	423,304
NetApp, Inc.	889	104,706
Okta, Inc.(a)(b)	385	35,239
Pure Storage, Inc. - Class A(a)(b)	1,100	108,570
Super Micro Computer, Inc.(a)(b)	825	42,867
Zscaler, Inc.(a)	275	91,064
		5,870,848
Cosmetics/Personal Care - 0.8%
Procter & Gamble Co.	3,925	590,202
Distribution/Wholesale - 0.1%
Watsco, Inc.(b)	165	60,722
Diversified Financial Services - 4.0%
American Express Co.	1,161	418,807
Ares Management Corp. - Class A	825	122,686
Blue Owl Capital, Inc. - Class A	3,410	53,776
Charles Schwab Corp.	3,763	355,679
Interactive Brokers Group, Inc. - Class A	1,320	92,875
LPL Financial Holdings, Inc.	220	83,008
Mastercard, Inc. - Class A	1,218	672,324
Nasdaq, Inc.	2,311	197,567
Rocket Cos., Inc. - Class A(b)	3,103	51,696
TPG, Inc.	605	33,299
Tradeweb Markets, Inc. - Class A	440	46,372
Visa, Inc. - Class A	2,530	862,072
		2,990,161
Electric - 1.9%
Alliant Energy Corp.	1,760	117,603
Ameren Corp.	1,266	129,157
CMS Energy Corp.	2,482	182,551

The accompanying notes are an integral part of these financial statements.

8

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric - (Continued)
DTE Energy Co.	1,400	$189,756
Evergy, Inc.	2,648	203,393
FirstEnergy Corp.(b)	3,796	173,971
PPL Corp.	5,453	199,144
WEC Energy Group, Inc.	1,706	190,611
		1,386,186
Electronics - 1.2%
Fortive Corp.	2,995	150,768
Honeywell International, Inc.	1,508	303,606
Hubbell, Inc.(b)	275	129,250
TE Connectivity PLC	1,266	312,715
		896,339
Engineering & Construction - 0.2%
EMCOR Group, Inc.	220	148,672
Entertainment - 0.3%
DraftKings, Inc. - Class A(a)	1,430	43,744
Flutter Entertainment PLC(a)	386	89,780
Live Nation Entertainment, Inc.(a)(b)	495	74,017
Warner Music Group Corp. - Class A(b)	1,325	42,347
		249,888
Environmental Control - 0.6%
Republic Services, Inc.	948	197,412
Waste Management, Inc.	1,181	235,928
		433,340
Food - 0.5%
General Mills, Inc.	4,021	187,419
Kraft Heinz Co.	6,216	153,721
		341,140
Gas - 0.2%
NiSource, Inc.	4,181	176,062
Healthcare-Products - 1.9%
Abbott Laboratories	3,366	416,105
Baxter International, Inc.	7,979	147,372
Edwards Lifesciences Corp.(a)	1,487	122,603
Hologic, Inc.(a)	2,145	158,537
Intuitive Surgical, Inc.(a)	660	352,625
Natera, Inc.(a)(b)	282	56,098
STERIS PLC	551	129,871
		1,383,211
Healthcare-Services - 0.6%
UnitedHealth Group, Inc.	1,334	455,641

The accompanying notes are an integral part of these financial statements.

9

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Builders - 0.2%
PulteGroup, Inc.(b)	1,265	$151,636
Household Products/Wares - 0.3%
Avery Dennison Corp.	716	125,221
Clorox Co.	605	68,038
		193,259
Insurance - 2.7%
American International Group, Inc.	2,420	191,083
Berkshire Hathaway, Inc. - Class B(a)	1,983	946,962
Brown & Brown, Inc.	1,541	122,879
Everest Group Ltd.	275	86,493
Hartford Insurance Group, Inc.	1,485	184,407
Loews Corp.	1,873	186,476
Markel Group, Inc.(a)	7	13,822
MetLife, Inc.	2,876	229,562
Ryan Specialty Holdings, Inc.(b)	826	45,265
		2,006,949
Internet - 13.7%
Alphabet, Inc. - Class A	7,400	2,080,806
Alphabet, Inc. - Class C	6,248	1,760,811
Amazon.com, Inc.(a)	12,100	2,955,062
AppLovin Corp. - Class A(a)	330	210,319
Coupang, Inc.(a)	2,310	73,851
MercadoLibre, Inc.(a)	56	130,326
Meta Platforms, Inc. - Class A	2,696	1,747,952
Netflix, Inc.(a)	551	616,492
Pinterest, Inc. - Class A(a)	1,870	61,897
Reddit, Inc. - Class A(a)(b)	165	34,477
Snap, Inc. - Class A(a)	2,365	18,447
Spotify Technology SA(a)(b)	221	144,826
Uber Technologies, Inc.(a)	3,135	302,527
		10,137,793
Iron/Steel - 0.1%
Reliance, Inc.	386	109,018
Leisure Time - 0.1%
Viking Holdings Ltd.(a)(b)	661	40,222
Lodging - 0.6%
Hilton Worldwide Holdings, Inc.	885	227,410
Marriott International, Inc./MD - Class A	825	214,978
		442,388

The accompanying notes are an integral part of these financial statements.

10

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Construction & Mining - 1.3%
Caterpillar, Inc.	990	$571,487
GE Vernova, Inc.	393	229,960
Vertiv Holdings Co. - Class A	825	159,110
		960,557
Machinery-Diversified - 0.5%
Dover Corp.	885	160,592
Westinghouse Air Brake Technologies Corp.	880	179,907
		340,499
Media - 0.4%
Walt Disney Co.	2,695	303,511
Mining - 0.5%
Anglogold Ashanti PLC	1,216	82,688
Southern Copper Corp.	1,886	261,777
		344,465
Miscellaneous Manufacturing - 0.5%
Entegris, Inc.(b)	1,651	151,182
Illinois Tool Works, Inc.(b)	944	230,261
		381,443
Oil & Gas - 2.2%
Chevron Corp.	1,997	314,967
Devon Energy Corp.	5,232	169,988
Exxon Mobil Corp.	6,774	774,674
Occidental Petroleum Corp.	4,345	179,014
Valero Energy Corp.	1,155	195,842
		1,634,485
Oil & Gas Services - 0.2%
Halliburton Co.	6,271	168,314
Packaging & Containers - 0.2%
Packaging Corp. of America(b)	605	118,435
Pharmaceuticals - 4.7%
AbbVie, Inc.	2,977	649,105
Becton Dickinson & Co.	1,268	226,604
Cencora, Inc.	715	241,534
Eli Lilly & Co.	1,172	1,011,272
Johnson & Johnson	3,855	728,094
McKesson Corp.(b)	275	223,119
Merck & Co., Inc.	4,901	421,388
		3,501,116

The accompanying notes are an integral part of these financial statements.

11

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pipelines - 0.4%
Cheniere Energy, Inc.	660	$139,920
Kinder Morgan, Inc.	6,160	161,330
Venture Global, Inc. - Class A	2,699	23,131
		324,381
Retail - 4.4%
Carvana Co.(a)(b)	412	126,294
Costco Wholesale Corp.	686	625,255
Ferguson Enterprises, Inc.(b)	725	180,162
Home Depot, Inc.	1,619	614,556
Lowe’s Cos., Inc.	1,381	328,858
McDonald’s Corp.(b)	1,393	415,713
Ross Stores, Inc.	1,376	218,674
Ulta Beauty, Inc.(a)	165	85,780
Walmart, Inc.	6,903	698,446
		3,293,738
Semiconductors - 13.2%
Advanced Micro Devices, Inc.(a)	2,587	662,582
Broadcom, Inc.	5,527	2,042,945
GLOBALFOUNDRIES, Inc.(a)(b)	171	6,088
KLA Corp.	331	400,093
Marvell Technology, Inc.	1,485	139,204
NVIDIA Corp.	29,043	5,880,917
QUALCOMM, Inc.	1,818	328,876
Texas Instruments, Inc.	1,992	321,628
		9,782,333
Software - 11.4%
Adobe, Inc.(a)	850	289,263
Atlassian Corp. - Class A(a)(b)	330	55,909
Bentley Systems, Inc. - Class B(b)	825	41,935
Broadridge Financial Solutions, Inc.	551	121,440
Cloudflare, Inc. - Class A(a)(b)	459	116,265
HubSpot, Inc.(a)	74	36,402
Intuit, Inc.	458	305,738
Microsoft Corp.	9,075	4,699,126
MongoDB, Inc.(a)	220	79,160
Oracle Corp.	2,421	635,779
Palantir Technologies, Inc. - Class A(a)(b)	2,695	540,267
ROBLOX Corp. - Class A(a)	990	112,583
Salesforce, Inc.	1,771	461,186
Samsara, Inc. - Class A(a)	496	19,924
ServiceNow, Inc.(a)	330	303,362
Snowflake, Inc. - Class A(a)(b)	495	136,066
SS&C Technologies Holdings, Inc.	1,100	93,412

The accompanying notes are an integral part of these financial statements.

12

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Strategy, Inc. - Class A(a)(b)		614	$165,479
Veeva Systems, Inc. - Class A(a)(b)		440	128,128
Zoom Communications, Inc. - Class A(a)		825	71,965
			8,413,389
Telecommunications - 1.5%
Arista Networks, Inc.(a)		1,650	260,188
AT&T, Inc.		13,860	343,035
Cisco Systems, Inc.		7,206	526,831
Ubiquiti, Inc.		6	4,723
			1,134,777
Transportation - 0.5%
CSX Corp.		7,425	267,449
Expeditors International of Washington, Inc.(b)		1,045	127,385
			394,834
TOTAL COMMON STOCKS (Cost $63,718,134)			68,848,132
	Notional Amount	Contracts
PURCHASED OPTIONS - 3.9%(a)
Put Options - 3.9%
S&P 500 Index(c)(d)(e)
Expiration: 12/31/2025; Exercise Price: $6,400.00	$17,784,520	26	153,322
Expiration: 03/31/2026; Exercise Price: $6,400.00	18,468,540	27	375,030
Expiration: 06/30/2026; Exercise Price: $6,800.00	18,468,540	27	807,300
Expiration: 09/30/2026; Exercise Price: $7,340.00	18,468,540	27	1,552,635
TOTAL PURCHASED OPTIONS (Cost $4,359,664)			2,888,287

	Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%
REITS - 1.4%
Alexandria Real Estate Equities, Inc.	1,541	89,717
Invitation Homes, Inc.	4,841	136,274
Mid-America Apartment Communities, Inc.	1,158	148,490
Realty Income Corp.(b)	3,741	216,903
SBA Communications Corp.	605	115,846
Sun Communities, Inc.	990	125,334
VICI Properties, Inc.(b)	5,830	174,842
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,100,086)		1,007,406

The accompanying notes are an integral part of these financial statements.

13

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(f)	4,873,686	$4,873,686
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,873,686)		4,873,686
TOTAL INVESTMENTS - 104.9% (Cost $74,051,570)		$77,617,511
Money Market Deposit Account - 1.8%(g)		1,347,085
Liabilities in Excess of Other Assets - (6.7)%		(4,969,490)
TOTAL NET ASSETS - 100.0%		$73,995,106

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $4,824,665.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

14

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.3)%
S&P 500 Index(a)(b)
Expiration: 11/05/2025; Exercise Price: $6,840.00	$(23,256,680)	(34)	$(135,694)
Expiration: 11/10/2025; Exercise Price: $7,000.00	(23,256,680)	(34)	(15,198)
Expiration: 11/14/2025; Exercise Price: $7,000.00	(22,572,660)	(33)	(44,682)
TOTAL WRITTEN OPTIONS (Premiums received $182,620)			$(195,574)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$68,848,132	93.0%
Purchased Options	2,888,287	3.9
Real Estate Investment Trusts - Common	1,007,406	1.4
Written Options	(195,574)	(0.3)
Investments Purchased with Proceeds from Securities Lending	4,873,686	6.6
Money Market Deposit Account	1,347,085	1.8
Liabilities in Excess of Other Assets	(4,773,916)	(6.4)
	$73,995,106	100.0%

The accompanying notes are an integral part of these financial statements.

15

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 96.4%
Advertising - 0.0%(a)
Trade Desk, Inc. - Class A(b)	160	$8,045
Aerospace/Defense - 2.1%
General Electric Co.	36,018	11,127,761
HEICO Corp.	8,673	2,756,019
HEICO Corp. - Class A	6,716	1,663,755
Lockheed Martin Corp.	11,363	5,589,232
TransDigm Group, Inc.	3,346	4,378,275
		25,515,042
Airlines - 0.1%
Southwest Airlines Co.	45,548	1,380,104
Apparel - 0.1%
Deckers Outdoor Corp.(b)	18,753	1,528,370
Auto Manufacturers - 2.7%
Ford Motor Co.	299,944	3,938,265
General Motors Co.	46,743	3,229,474
Tesla, Inc.(b)	56,413	25,755,919
		32,923,658
Banks - 4.8%
Bank of America Corp.	198,873	10,629,762
Citizens Financial Group, Inc.	80,777	4,109,126
First Citizens BancShares, Inc./NC - Class A	325	593,066
Goldman Sachs Group, Inc.	12,302	9,710,830
Huntington Bancshares, Inc./OH(c)	167,612	2,587,929
JPMorgan Chase & Co.	71,773	22,330,016
Morgan Stanley	28,018	4,594,952
Regions Financial Corp.	171,670	4,154,414
		58,710,095
Beverages - 1.3%
Brown-Forman Corp. - Class A	25,153	682,149
Brown-Forman Corp. - Class B(c)	75,880	2,066,212
Coca-Cola Co.	143,772	9,905,891
Constellation Brands, Inc. - Class A	22,055	2,897,586
		15,551,838
Biotechnology - 0.9%
Alnylam Pharmaceuticals, Inc.(b)	4,092	1,866,116
Amgen, Inc.	12,842	3,832,438
Illumina, Inc.(b)	26,213	3,238,354
Royalty Pharma PLC - Class A	52,838	1,983,538
		10,920,446

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - 0.9%
Carlisle Cos., Inc.	5,047	$1,640,527
CRH PLC	21,345	2,542,189
Lennox International, Inc.	2,011	1,015,555
Trane Technologies PLC	12,044	5,403,541
		10,601,812
Chemicals - 1.1%
Dow, Inc.(c)	143,438	3,420,996
Linde PLC	14,735	6,163,650
PPG Industries, Inc.	42,270	4,131,893
		13,716,539
Commercial Services - 0.6%
Cintas Corp.	22,470	4,118,077
Toast, Inc. - Class A(b)	13,559	490,022
TransUnion	5,617	455,988
United Rentals, Inc.	3,081	2,684,106
		7,748,193
Computers - 8.5%
Amdocs Ltd.	8,013	675,175
Apple, Inc.	315,820	85,388,253
Crowdstrike Holdings, Inc. - Class A(b)	6,698	3,637,081
Dell Technologies, Inc. - Class C	8,996	1,457,442
International Business Machines Corp.	29,536	9,079,662
Okta, Inc.(b)	5,336	488,404
Pure Storage, Inc. - Class A(b)	70	6,909
Super Micro Computer, Inc.(b)	25,778	1,339,425
Zscaler, Inc.(b)	6,092	2,017,305
		104,089,656
Cosmetics/Personal Care - 0.9%
Estee Lauder Cos., Inc. - Class A(c)	6,807	658,169
Procter & Gamble Co.	67,370	10,130,427
		10,788,596
Diversified Financial Services - 4.0%
American Express Co.	17,342	6,255,780
Apollo Global Management, Inc.	11,686	1,452,687
Ares Management Corp. - Class A	9,106	1,354,153
Blue Owl Capital, Inc. - Class A(c)	27,002	425,822
Coinbase Global, Inc. - Class A(b)	10,099	3,471,834
Interactive Brokers Group, Inc. - Class A	37,844	2,662,704
LPL Financial Holdings, Inc.(c)	2,082	785,559
Mastercard, Inc. - Class A	22,013	12,150,956
Nasdaq, Inc.	36,688	3,136,457
Rocket Cos., Inc. - Class A(c)	28,073	467,696

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
T Rowe Price Group, Inc.(c)	11,154	$1,143,620
TPG, Inc.	16,118	887,135
Tradeweb Markets, Inc. - Class A	7,391	778,937
Visa, Inc. - Class A	42,026	14,319,939
		49,293,279
Electric - 2.3%
Alliant Energy Corp.	36,692	2,451,759
Ameren Corp.	16,755	1,709,345
CenterPoint Energy, Inc.	57,426	2,195,970
CMS Energy Corp.	39,359	2,894,854
Consolidated Edison, Inc.	28,682	2,793,914
DTE Energy Co.	22,679	3,073,912
Entergy Corp.	46,708	4,488,172
Evergy, Inc.	26,726	2,052,824
Eversource Energy	54,034	3,988,250
PPL Corp.(c)	85,387	3,118,333
		28,767,333
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	14,674	2,965,762
Electronics - 0.7%
Hubbell, Inc.	2,065	970,550
Jabil, Inc.	3,459	764,059
TE Connectivity PLC	22,012	5,437,184
Trimble, Inc.(b)	12,807	1,021,358
		8,193,151
Entertainment - 0.4%
DraftKings, Inc. - Class A(b)	56,039	1,714,233
Flutter Entertainment PLC(b)	5,086	1,182,953
Live Nation Entertainment, Inc.(b)(c)	14,129	2,112,709
Warner Music Group Corp. - Class A(c)	7,494	239,508
		5,249,403
Environmental Control - 0.6%
Republic Services, Inc.	18,009	3,750,194
Waste Management, Inc.	18,716	3,738,895
		7,489,089
Food - 0.4%
Hershey Co.	15,345	2,602,972
Kellanova	22,057	1,832,055
		4,435,027

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - 2.5%
Abbott Laboratories	54,145	$6,693,405
Align Technology, Inc.(b)	21,543	2,970,349
Edwards Lifesciences Corp.(b)	19,375	1,597,469
GE HealthCare Technologies, Inc.	27,577	2,066,896
Intuitive Surgical, Inc.(b)	10,672	5,701,836
Natera, Inc.(b)	3,010	598,779
Thermo Fisher Scientific, Inc.	10,824	6,141,429
West Pharmaceutical Services, Inc.	14,063	3,966,751
Zimmer Biomet Holdings, Inc.	15,478	1,556,468
		31,293,382
Healthcare-Services - 0.8%
HCA Healthcare, Inc.	6,824	3,136,856
Humana, Inc.	6,456	1,795,995
Molina Healthcare, Inc.(b)(c)	18,706	2,863,140
UnitedHealth Group, Inc.	7,771	2,654,263
		10,450,254
Household Products/Wares - 0.2%
Church & Dwight Co., Inc.	21,348	1,872,006
Insurance - 3.1%
Arch Capital Group Ltd.	20,738	1,789,897
Berkshire Hathaway, Inc. - Class B(b)	32,871	15,697,217
Brown & Brown, Inc.	28,681	2,287,023
Hartford Insurance Group, Inc.	33,071	4,106,757
Loews Corp.	36,018	3,585,952
Markel Group, Inc.(b)	1,334	2,634,023
Principal Financial Group, Inc.	18,933	1,591,129
Prudential Financial, Inc.	30,774	3,200,496
W R Berkley Corp.	40,793	2,910,173
		37,802,667
Internet - 14.5%
Alphabet, Inc. - Class A	117,581	33,062,601
Alphabet, Inc. - Class C	100,546	28,335,874
Amazon.com, Inc.(b)	204,885	50,037,015
AppLovin Corp. - Class A(b)	4,468	2,847,590
Booking Holdings, Inc.	780	3,960,637
Coupang, Inc.(b)	20,031	640,391
DoorDash, Inc. - Class A(b)	10,041	2,554,129
Expedia Group, Inc.	8,799	1,935,780
MercadoLibre, Inc.(b)	1,071	2,492,496
Meta Platforms, Inc. - Class A	47,754	30,961,306
Netflix, Inc.(b)	8,299	9,285,419

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
Pinterest, Inc. - Class A(b)	33,458	$1,107,460
Reddit, Inc. - Class A(b)	2,755	575,657
Robinhood Markets, Inc. - Class A(b)	10,386	1,524,457
Snap, Inc. - Class A(b)	61,091	476,510
Spotify Technology SA(b)	5,336	3,496,788
Uber Technologies, Inc.(b)	50,300	4,853,950
		178,148,060
Iron/Steel - 0.2%
Nucor Corp.	10,888	1,633,744
Reliance, Inc.	3,604	1,017,878
		2,651,622
Machinery-Construction & Mining - 0.4%
GE Vernova, Inc.	6,040	3,534,246
Vertiv Holdings Co. - Class A	6,469	1,247,611
		4,781,857
Machinery-Diversified - 1.0%
Deere & Co.	7,368	3,401,290
Dover Corp.	18,076	3,280,071
IDEX Corp.	16,516	2,831,833
Westinghouse Air Brake Technologies Corp.	16,015	3,274,107
		12,787,301
Media - 0.5%
FactSet Research Systems, Inc.(c)	2,068	551,743
Walt Disney Co.	44,876	5,053,935
		5,605,678
Mining - 0.2%
Freeport-McMoRan, Inc.	54,715	2,281,616
Southern Copper Corp.	2,088	289,814
		2,571,430
Miscellaneous Manufacturing - 0.7%
3M Co.	41,027	6,830,996
Entegris, Inc.(c)	16,241	1,487,188
		8,318,184
Oil & Gas - 2.1%
Chevron Corp.	42,822	6,753,886
ConocoPhillips	70,492	6,263,919
Exxon Mobil Corp.	92,106	10,533,242
Valero Energy Corp.	11,743	1,991,143
		25,542,190
Oil & Gas Services - 0.2%
Halliburton Co.	90,407	2,426,524

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 4.3%
AbbVie, Inc.	45,481	$9,916,677
Cencora, Inc.	11,625	3,927,041
Eli Lilly & Co.	20,103	17,346,075
Johnson & Johnson	75,193	14,201,702
Merck & Co., Inc.	86,238	7,414,743
		52,806,238
Pipelines - 0.6%
Cheniere Energy, Inc.	9,400	1,992,800
Kinder Morgan, Inc.	192,807	5,049,615
		7,042,415
Private Equity - 0.2%
KKR & Co., Inc.	20,139	2,383,048
Retail - 4.5%
Carvana Co.(b)(c)	2,870	879,770
Costco Wholesale Corp.	12,202	11,121,513
Darden Restaurants, Inc.	8,799	1,585,140
Ferguson Enterprises, Inc.	6,812	1,692,782
Home Depot, Inc.	29,376	11,150,836
Lowe’s Cos., Inc.	22,692	5,403,646
McDonald’s Corp.	28,032	8,365,590
Ross Stores, Inc.	19,343	3,073,989
Walmart, Inc.	115,696	11,706,121
		54,979,387
Semiconductors - 14.0%
Advanced Micro Devices, Inc.(b)	44,250	11,333,310
Broadcom, Inc.	100,728	37,232,091
GLOBALFOUNDRIES, Inc.(b)	4,856	172,874
Lam Research Corp.	63,736	10,035,870
Marvell Technology, Inc.	17,434	1,634,263
NVIDIA Corp.	501,006	101,448,705
QUALCOMM, Inc.	25,459	4,605,533
Texas Instruments, Inc.	35,470	5,726,986
		172,189,632
Software - 11.5%
Atlassian Corp. - Class A(b)	5,690	964,000
Bentley Systems, Inc. - Class B(c)	37,105	1,886,047
Broadridge Financial Solutions, Inc.	12,673	2,793,129
Cloudflare, Inc. - Class A(b)	10,032	2,541,106
HubSpot, Inc.(b)	4,263	2,097,055
Intuit, Inc.	8,673	5,789,661

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Microsoft Corp.	158,437	$82,040,263
MongoDB, Inc.(b)	35	12,594
Oracle Corp.	36,268	9,524,339
Palantir Technologies, Inc. - Class A(b)	57,769	11,580,951
ROBLOX Corp. - Class A(b)	24,714	2,810,476
Salesforce, Inc.	20,976	5,462,360
Samsara, Inc. - Class A(b)	7,736	310,755
Snowflake, Inc.(b)(c)	15,386	4,229,304
SS&C Technologies Holdings, Inc.	20,677	1,755,891
Strategy, Inc. - Class A(b)(c)	4,820	1,299,038
Veeva Systems, Inc. - Class A(b)	6,120	1,782,144
Workday, Inc. - Class A(b)(c)	9,406	2,256,688
Zoom Communications, Inc. - Class A(b)	22,125	1,929,964
		141,065,765
Telecommunications - 1.8%
AT&T, Inc.	304,821	7,544,320
Cisco Systems, Inc.	146,155	10,685,392
T-Mobile US, Inc.	21,156	4,443,818
		22,673,530
Transportation - 0.5%
Expeditors International of Washington, Inc.	12,748	1,553,981
Union Pacific Corp.	22,011	4,850,564
		6,404,545
TOTAL COMMON STOCKS (Cost $986,778,480)		1,183,671,153
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.3%
REITS - 1.3%
Alexandria Real Estate Equities, Inc.	39,158	2,279,779
Essex Property Trust, Inc.	10,388	2,615,387
Healthpeak Properties, Inc.	178,907	3,211,380
Invitation Homes, Inc.	103,030	2,900,294
Mid-America Apartment Communities, Inc.	14,716	1,887,033
SBA Communications Corp.	9,389	1,797,806
Sun Communities, Inc.	14,046	1,778,223
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $18,450,631)		16,469,902

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.2%(b)
Put Options - 1.2%
SPDR S&P 500 ETF Trust(d)(e)(f)
Expiration: 12/31/2025; Exercise Price: $530.00	$299,901,782	4,397	$430,906
Expiration: 03/31/2026; Exercise Price: $500.00	299,901,782	4,397	1,292,718
Expiration: 06/30/2026; Exercise Price: $555.00	299,969,988	4,398	4,230,876
Expiration: 09/30/2026; Exercise Price: $598.00	300,038,194	4,399	8,415,287
TOTAL PURCHASED OPTIONS (Cost $28,003,654)			14,369,787

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(g)	24,421,573	24,421,573
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,421,573)		24,421,573
TOTAL INVESTMENTS - 100.9% (Cost $1,057,654,338)		$1,238,932,415
Money Market Deposit Account - 1.3%(h)		15,549,000
Liabilities in Excess of Other Assets - (2.2)%		(26,830,888)
TOTAL NET ASSETS - 100.0%		$1,227,650,527

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $24,270,766.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.3)%
S&P 500 Index(a)(b)
Expiration: 11/05/2025; Exercise Price: $6,840.00	$(404,939,840)	(592)	$(2,362,672)
Expiration: 11/10/2025; Exercise Price: $7,000.00	(398,783,660)	(583)	(260,601)
Expiration: 11/14/2025; Exercise Price: $7,000.00	(396,731,600)	(580)	(785,320)
TOTAL WRITTEN OPTIONS (Premiums received $3,142,663)			$(3,408,593)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$1,183,671,153	96.4%
Real Estate Investment Trusts - Common	16,469,902	1.3
Purchased Options	14,369,787	1.2
Written Options	(3,408,593)	(0.3)
Investments Purchased with Proceeds from Securities Lending	24,421,573	2.0
Money Market Deposit Account	15,549,000	1.3
Liabilities in Excess of Other Assets	(23,422,295)	(1.9)
	$1,227,650,527	100.0%

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 51.1%
Advertising - 0.0%(a)
Omnicom Group, Inc.(b)	14	$1,050
Trade Desk, Inc. - Class A(c)	32	1,609
		2,659
Aerospace/Defense - 1.1%
Boeing Co.(c)	52	10,453
General Dynamics Corp.	16	5,518
General Electric Co.	77	23,789
HEICO Corp.	3	953
HEICO Corp. - Class A	5	1,239
Howmet Aerospace, Inc.	29	5,973
L3Harris Technologies, Inc.	14	4,047
Lockheed Martin Corp.	17	8,362
Northrop Grumman Corp.	10	5,835
RTX Corp.	96	17,136
TransDigm Group, Inc.	4	5,234
		88,539
Agriculture - 0.3%
Altria Group, Inc.	122	6,878
Archer-Daniels-Midland Co.	34	2,058
Philip Morris International, Inc.	112	16,165
		25,101
Airlines - 0.1%
Delta Air Lines, Inc.(b)	47	2,697
Southwest Airlines Co.	37	1,121
United Airlines Holdings, Inc.(c)	23	2,163
		5,981
Apparel - 0.1%
Deckers Outdoor Corp.(c)	11	896
NIKE, Inc. - Class B(b)	84	5,426
		6,322
Auto Manufacturers - 1.3%
Cummins, Inc.	10	4,377
Ford Motor Co.(b)	281	3,689
General Motors Co.	69	4,767
PACCAR, Inc.	37	3,641
Tesla, Inc.(c)	202	92,225
		108,699
Auto Parts & Equipment - 0.0%(a)
Aptiv PLC(c)	16	1,298

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - 2.3%
Bank of America Corp.	471	$25,175
Bank of New York Mellon Corp.	52	5,612
Citigroup, Inc.	131	13,261
Citizens Financial Group, Inc.	31	1,577
Fifth Third Bancorp(b)	48	1,998
First Citizens BancShares, Inc./NC - Class A	1	1,825
Goldman Sachs Group, Inc.	22	17,366
Huntington Bancshares, Inc./OH(b)	105	1,621
JPMorgan Chase & Co.	200	62,224
M&T Bank Corp.	12	2,207
Morgan Stanley	89	14,596
Northern Trust Corp.	14	1,801
PNC Financial Services Group, Inc.	28	5,111
Regions Financial Corp.	65	1,573
State Street Corp.(b)	21	2,429
Truist Financial Corp.	94	4,195
US Bancorp	108	5,042
Wells Fargo & Co.	235	20,438
		188,051
Beverages - 0.5%
Brown-Forman Corp. - Class A	4	108
Brown-Forman Corp. - Class B(b)	22	599
Coca-Cola Co.	279	19,223
Constellation Brands, Inc. - Class A(b)	11	1,445
Keurig Dr Pepper, Inc.(b)	93	2,526
Monster Beverage Corp.(c)	50	3,342
PepsiCo, Inc.	99	14,463
		41,706
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc.(c)	9	4,104
Amgen, Inc.	39	11,639
Biogen, Inc.(c)	11	1,697
Corteva, Inc.	49	3,010
Gilead Sciences, Inc.	90	10,781
Illumina, Inc.(c)	11	1,359
Incyte Corp.(c)	12	1,122
Regeneron Pharmaceuticals, Inc.	7	4,563
Royalty Pharma PLC - Class A	28	1,051
Vertex Pharmaceuticals, Inc.(c)	19	8,086
		47,412

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - 0.4%
Builders FirstSource, Inc.(c)	8	$929
Carlisle Cos., Inc.	3	975
Carrier Global Corp.	58	3,451
CRH PLC	49	5,836
Johnson Controls International PLC	47	5,376
Lennox International, Inc.(b)	2	1,010
Martin Marietta Materials, Inc.	4	2,452
Trane Technologies PLC	16	7,178
Vulcan Materials Co.	9	2,606
		29,813
Chemicals - 0.5%
Air Products and Chemicals, Inc.	16	3,881
CF Industries Holdings, Inc.(b)	12	1,000
Dow, Inc.	51	1,216
DuPont de Nemours, Inc.(b)	30	2,450
Ecolab, Inc.	18	4,615
International Flavors & Fragrances, Inc.	18	1,133
Linde PLC	34	14,222
LyondellBasell Industries NV - Class A	18	836
PPG Industries, Inc.	16	1,564
Sherwin-Williams Co.	17	5,864
Solstice Advanced Materials, Inc.(c)	12	518
		37,299
Commercial Services - 0.7%
Affirm Holdings, Inc.(c)	17	1,222
Automatic Data Processing, Inc.(b)	29	7,549
Block, Inc.(c)	40	3,038
Booz Allen Hamilton Holding Corp.	9	784
Cintas Corp.	25	4,582
Corpay, Inc.(c)	5	1,302
Equifax, Inc.	9	1,900
Global Payments, Inc.	17	1,322
Moody’s Corp.	11	5,283
PayPal Holdings, Inc.(c)	70	4,849
Quanta Services, Inc.	11	4,940
Rollins, Inc.	21	1,210
S&P Global, Inc.	22	10,719
Toast, Inc. - Class A(c)	33	1,193
TransUnion	14	1,136
United Rentals, Inc.	5	4,356
Verisk Analytics, Inc.	10	2,187
		57,572

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - 4.4%
Accenture PLC - Class A	49	$12,255
Amdocs Ltd.	8	674
Apple, Inc.(b)	1,049	283,618
Cognizant Technology Solutions Corp. - Class A	36	2,624
Crowdstrike Holdings, Inc. - Class A(b)(c)	18	9,774
Dell Technologies, Inc. - Class C	22	3,564
Fortinet, Inc.(b)(c)	44	3,803
Gartner, Inc.(c)	5	1,242
Hewlett Packard Enterprise Co.	94	2,296
HP, Inc.	68	1,882
International Business Machines Corp.	67	20,596
Leidos Holdings, Inc.	9	1,714
NetApp, Inc.	14	1,649
Okta, Inc.(b)(c)	12	1,098
Pure Storage, Inc. - Class A(b)(c)	22	2,171
Seagate Technology Holdings PLC	14	3,582
Super Micro Computer, Inc.(b)(c)	37	1,923
Western Digital Corp.	25	3,755
Zscaler, Inc.(c)	7	2,318
		360,538
Cosmetics/Personal Care - 0.4%
Colgate-Palmolive Co.	58	4,469
Estee Lauder Cos., Inc. - Class A(b)	16	1,547
Kenvue, Inc.	138	1,983
Procter & Gamble Co.	169	25,413
		33,412
Distribution/Wholesale - 0.1%
Copart, Inc.(c)	62	2,667
Fastenal Co.(b)	83	3,415
Watsco, Inc.(b)	3	1,104
WW Grainger, Inc.	3	2,937
		10,123
Diversified Financial Services - 2.1%
American Express Co.	40	14,429
Ameriprise Financial, Inc.	7	3,169
Apollo Global Management, Inc.	29	3,605
Ares Management Corp. - Class A	15	2,231
Blackrock, Inc.	11	11,911
Blue Owl Capital, Inc. - Class A	43	678
Capital One Financial Corp.	46	10,120
Cboe Global Markets, Inc.	8	1,965
Charles Schwab Corp.	124	11,720
Circle Internet Group, Inc.(b)(c)	8	1,016
CME Group, Inc.	26	6,903

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Coinbase Global, Inc. - Class A(c)	15	$5,157
Interactive Brokers Group, Inc. - Class A	30	2,111
Intercontinental Exchange, Inc.	41	5,998
LPL Financial Holdings, Inc.	6	2,264
Mastercard, Inc. - Class A	58	32,015
Nasdaq, Inc.	30	2,565
Raymond James Financial, Inc.	13	2,063
Rocket Cos., Inc. - Class A(b)	17	283
SoFi Technologies, Inc.(b)(c)	74	2,196
Synchrony Financial	27	2,008
T Rowe Price Group, Inc.	16	1,641
TPG, Inc.	10	550
Tradeweb Markets, Inc. - Class A	8	843
Visa, Inc. - Class A(b)	123	41,911
		169,352
Electric - 1.1%
Alliant Energy Corp.	19	1,270
Ameren Corp.	19	1,938
American Electric Power Co., Inc.(b)	39	4,690
CenterPoint Energy, Inc.	47	1,797
CMS Energy Corp.	21	1,544
Consolidated Edison, Inc.	26	2,533
Constellation Energy Corp.	23	8,671
Dominion Energy, Inc.(b)	61	3,580
DTE Energy Co.	15	2,033
Duke Energy Corp.	56	6,961
Edison International	28	1,551
Entergy Corp.	31	2,979
Evergy, Inc.	16	1,229
Eversource Energy	26	1,919
Exelon Corp.(b)	73	3,367
FirstEnergy Corp.(b)	40	1,833
NextEra Energy, Inc.	148	12,047
NRG Energy, Inc.	14	2,406
PG&E Corp.	158	2,522
PPL Corp.	53	1,936
Public Service Enterprise Group, Inc.	36	2,900
Sempra	47	4,321
Southern Co.(b)	79	7,429
Vistra Corp.	24	4,519
WEC Energy Group, Inc.	23	2,570
Xcel Energy, Inc.(b)	42	3,409
		91,954

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	17	$3,436
Eaton Corp. PLC	28	10,683
Emerson Electric Co.	40	5,583
		19,702
Electronics - 0.5%
Amphenol Corp. - Class A	86	11,983
Flex Ltd.(c)	27	1,688
Fortive Corp.	24	1,208
Garmin Ltd.(b)	11	2,354
Honeywell International, Inc.	46	9,261
Hubbell, Inc.(b)	4	1,880
Jabil, Inc.	8	1,767
Keysight Technologies, Inc.(c)	12	2,196
Mettler-Toledo International, Inc.(c)	1	1,416
TE Connectivity PLC	21	5,187
Trimble, Inc.(c)	17	1,356
		40,296
Energy-Alternate Sources - 0.0%(a)
First Solar, Inc.(b)(c)	7	1,869
Engineering & Construction - 0.0%(a)
EMCOR Group, Inc.	3	2,028
Jacobs Solutions, Inc.	9	1,402
		3,430
Entertainment - 0.1%
DraftKings, Inc. - Class A(c)	35	1,071
Flutter Entertainment PLC(c)	13	3,024
Live Nation Entertainment, Inc.(c)	11	1,645
TKO Group Holdings, Inc.	5	942
Warner Music Group Corp. - Class A(b)	10	319
		7,001
Environmental Control - 0.1%
Republic Services, Inc.	15	3,124
Veralto Corp.(b)	17	1,677
Waste Management, Inc.	29	5,793
		10,594
Food - 0.3%
General Mills, Inc.	39	1,818
Hershey Co.	11	1,866
Hormel Foods Corp.	21	453
Kellanova	20	1,661
Kraft Heinz Co.	62	1,533
Kroger Co.	44	2,800
McCormick & Co., Inc./MD	18	1,155

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - (Continued)
Mondelez International, Inc. - Class A	93	$5,344
Sysco Corp.	35	2,600
Tyson Foods, Inc. - Class A	20	1,028
		20,258
Forest Products & Paper - 0.0%(a)
International Paper Co.	38	1,468
Gas - 0.0%(a)
Atmos Energy Corp.	11	1,889
NiSource, Inc.	34	1,432
		3,321
Healthcare-Products - 1.4%
Abbott Laboratories	125	15,453
Agilent Technologies, Inc.	20	2,927
Align Technology, Inc.(c)	5	689
Baxter International, Inc.	37	683
Boston Scientific Corp.(c)	107	10,777
Cooper Cos., Inc.(b)(c)	14	979
Danaher Corp.	46	9,908
Edwards Lifesciences Corp.(c)	42	3,463
GE HealthCare Technologies, Inc.	33	2,473
Hologic, Inc.(c)	16	1,183
IDEXX Laboratories, Inc.(b)(c)	6	3,777
Insulet Corp.(c)	5	1,565
Intuitive Surgical, Inc.(c)	26	13,891
Medtronic PLC	93	8,435
Natera, Inc.(b)(c)	9	1,790
ResMed, Inc.	10	2,469
STERIS PLC	7	1,650
Stryker Corp.	25	8,906
Thermo Fisher Scientific, Inc.	27	15,320
Waters Corp.(c)	4	1,398
West Pharmaceutical Services, Inc.	5	1,410
Zimmer Biomet Holdings, Inc.	14	1,408
		110,554
Healthcare-Services - 0.6%
Centene Corp.(c)	36	1,273
Cigna Group	19	4,644
Elevance Health, Inc.	16	5,075
HCA Healthcare, Inc.(b)	12	5,516
Humana, Inc.	9	2,504
IQVIA Holdings, Inc.(c)	12	2,598
Labcorp Holdings, Inc.	6	1,524
Molina Healthcare, Inc.(b)(c)	4	612

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - (Continued)
Quest Diagnostics, Inc.	8	$1,408
UnitedHealth Group, Inc.	65	22,201
		47,355
Home Builders - 0.1%
DR Horton, Inc.(b)	20	2,982
Lennar Corp. - Class A	16	1,980
Lennar Corp. - Class B	1	118
PulteGroup, Inc.(b)	14	1,678
		6,758
Household Products/Wares - 0.1%
Avery Dennison Corp.	6	1,049
Church & Dwight Co., Inc.	18	1,579
Clorox Co.	9	1,012
Kimberly-Clark Corp.	24	2,873
		6,513
Insurance - 1.4%
Aflac, Inc.	35	3,752
Allstate Corp.	19	3,639
American International Group, Inc.	42	3,316
Aon PLC - Class A	14	4,769
Arch Capital Group Ltd.(b)	26	2,244
Arthur J Gallagher & Co.	18	4,491
Berkshire Hathaway, Inc. - Class B(c)	97	46,321
Brown & Brown, Inc.	21	1,675
Chubb Ltd.	27	7,477
Cincinnati Financial Corp.	11	1,700
Erie Indemnity Co. - Class A	2	585
Everest Group Ltd.	3	944
Hartford Insurance Group, Inc.	21	2,608
Loews Corp.	12	1,195
Markel Group, Inc.(c)	1	1,975
Marsh & McLennan Cos., Inc.	36	6,413
MetLife, Inc.	41	3,273
Principal Financial Group, Inc.	16	1,345
Progressive Corp.	42	8,652
Prudential Financial, Inc.	26	2,704
Ryan Specialty Holdings, Inc.	8	438
Travelers Cos., Inc.	16	4,298
W R Berkley Corp.(b)	22	1,569
Willis Towers Watson PLC	7	2,192
		117,575

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - 7.6%
Airbnb, Inc. - Class A(c)	30	$3,796
Alphabet, Inc. - Class A	419	117,819
Alphabet, Inc. - Class C(b)	367	103,428
Amazon.com, Inc.(c)	684	167,046
AppLovin Corp. - Class A(c)	18	11,472
Booking Holdings, Inc.	2	10,155
CDW Corp./DE	9	1,434
Coupang, Inc.(c)	81	2,590
DoorDash, Inc. - Class A(c)	24	6,105
eBay, Inc.	33	2,683
Expedia Group, Inc.	9	1,980
GoDaddy, Inc. - Class A(c)	10	1,331
MercadoLibre, Inc.(b)(c)	3	6,982
Meta Platforms, Inc. - Class A	156	101,143
Netflix, Inc.(c)	30	33,566
Palo Alto Networks, Inc.(c)	48	10,571
Pinterest, Inc. - Class A(c)	43	1,423
Reddit, Inc. - Class A(b)(c)	8	1,672
Robinhood Markets, Inc. - Class A(c)	53	7,779
Snap, Inc. - Class A(c)	76	593
Spotify Technology SA(b)(c)	11	7,209
Uber Technologies, Inc.(c)	146	14,089
VeriSign, Inc.	6	1,439
		616,305
Iron/Steel - 0.1%
Nucor Corp.	17	2,551
Reliance, Inc.	4	1,130
Steel Dynamics, Inc.	10	1,568
		5,249
Leisure Time - 0.1%
Amer Sports, Inc.(c)	10	312
Carnival Corp.(c)	75	2,162
Royal Caribbean Cruises Ltd.	18	5,163
Viking Holdings Ltd.(b)(c)	9	548
		8,185
Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	17	4,368
Las Vegas Sands Corp.	24	1,425
Marriott International, Inc./MD - Class A(b)	17	4,430
		10,223

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Construction & Mining - 0.4%
Caterpillar, Inc.	34	$19,627
GE Vernova, Inc.	20	11,703
Vertiv Holdings Co. - Class A	25	4,821
		36,151
Machinery-Diversified - 0.3%
Deere & Co.	18	8,309
Dover Corp.	10	1,815
IDEX Corp.	5	857
Ingersoll Rand, Inc.(b)	29	2,214
Otis Worldwide Corp.	29	2,690
Rockwell Automation, Inc.	8	2,947
Symbotic, Inc.(c)	3	243
Westinghouse Air Brake Technologies Corp.	12	2,453
Xylem, Inc./NY	17	2,564
		24,092
Media - 0.4%
Charter Communications, Inc. - Class A(b)(c)	7	1,637
Comcast Corp. - Class A	270	7,515
FactSet Research Systems, Inc.	3	800
Fox Corp. - Class A(b)	15	970
Fox Corp. - Class B	9	526
Walt Disney Co.	130	14,641
Warner Bros Discovery, Inc.(c)	164	3,682
		29,771
Mining - 0.2%
Anglogold Ashanti PLC	36	2,448
Freeport-McMoRan, Inc.	103	4,295
Newmont Corp.	80	6,477
Southern Copper Corp.	6	833
		14,053
Miscellaneous Manufacturing - 0.3%
3M Co.	39	6,494
Axon Enterprise, Inc.(c)	5	3,661
Entegris, Inc.(b)	11	1,007
Illinois Tool Works, Inc.(b)	21	5,122
Parker-Hannifin Corp.	9	6,956
Teledyne Technologies, Inc.(c)	3	1,580
		24,820
Office-Business Equipment - 0.0%(a)
Zebra Technologies Corp. - Class A(c)	4	1,077

The accompanying notes are an integral part of these financial statements.

34

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 1.1%
Chevron Corp.	138	$21,765
ConocoPhillips(b)	91	8,086
Coterra Energy, Inc.	54	1,278
Devon Energy Corp.	43	1,397
Diamondback Energy, Inc.	14	2,005
EOG Resources, Inc.	39	4,128
EQT Corp.	43	2,304
Expand Energy Corp.	15	1,550
Exxon Mobil Corp.	311	35,566
Marathon Petroleum Corp.	22	4,288
Occidental Petroleum Corp.	56	2,307
Phillips 66	29	3,948
Texas Pacific Land Corp.	1	943
Valero Energy Corp.	23	3,900
		93,465
Oil & Gas Services - 0.1%
Baker Hughes Co.	71	3,437
Halliburton Co.	62	1,664
SLB Ltd.	98	3,534
		8,635
Packaging & Containers - 0.1%
Amcor PLC	166	1,311
Ball Corp.	20	940
Packaging Corp. of America	6	1,175
Smurfit WestRock PLC	37	1,366
		4,792
Pharmaceuticals - 2.2%
AbbVie, Inc.	127	27,691
Becton Dickinson & Co.	21	3,753
Bristol-Myers Squibb Co.	147	6,772
Cardinal Health, Inc.	17	3,243
Cencora, Inc.	13	4,392
CVS Health Corp.	91	7,112
Dexcom, Inc.(c)	28	1,630
Eli Lilly & Co.	61	52,634
Johnson & Johnson	174	32,863
McKesson Corp.(b)	9	7,302
Merck & Co., Inc.	181	15,562
Pfizer, Inc.(b)	410	10,107
Zoetis, Inc.	32	4,611
		177,672

The accompanying notes are an integral part of these financial statements.

35

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pipelines - 0.2%
Cheniere Energy, Inc.	16	$3,392
Kinder Morgan, Inc.	140	3,667
ONEOK, Inc.(b)	45	3,015
Targa Resources Corp.	15	2,311
Venture Global, Inc. - Class A	32	274
Williams Cos., Inc.	88	5,092
		17,751
Private Equity - 0.2%
Blackstone, Inc.	52	7,626
Carlyle Group, Inc.	16	853
KKR & Co., Inc.	49	5,798
		14,277
Real Estate - 0.1%
CBRE Group, Inc. - Class A(c)	22	3,354
CoStar Group, Inc.(c)	30	2,064
		5,418
Retail - 2.1%
AutoZone, Inc.(c)	1	3,674
Best Buy Co., Inc.	14	1,150
Carvana Co.(b)(c)	9	2,759
Chipotle Mexican Grill, Inc.(c)	97	3,074
Costco Wholesale Corp.	32	29,166
Darden Restaurants, Inc.	8	1,441
Dollar General Corp.	16	1,579
Dollar Tree, Inc.(b)(c)	14	1,388
Ferguson Enterprises, Inc.(b)	13	3,231
Genuine Parts Co.	10	1,273
Home Depot, Inc.	72	27,331
Lowe’s Cos., Inc.	40	9,525
Lululemon Athletica, Inc.(c)	8	1,364
McDonald’s Corp.(b)	52	15,518
O’Reilly Automotive, Inc.(b)(c)	62	5,855
Ross Stores, Inc.	23	3,655
Starbucks Corp.(b)	80	6,470
Target Corp.(b)	33	3,060
TJX Cos., Inc.	80	11,211
Tractor Supply Co.(b)	38	2,056
Ulta Beauty, Inc.(c)	3	1,560
Walmart, Inc.	313	31,669
Williams-Sonoma, Inc.	9	1,749
Yum! Brands, Inc.	20	2,764
		172,522

The accompanying notes are an integral part of these financial statements.

36

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - 7.5%
Advanced Micro Devices, Inc.(c)	116	$29,710
Analog Devices, Inc.	36	8,429
Applied Materials, Inc.	58	13,520
Broadcom, Inc.	333	123,087
GLOBALFOUNDRIES, Inc.(b)(c)	6	214
Intel Corp.(c)	315	12,597
KLA Corp.	10	12,087
Lam Research Corp.(b)	92	14,486
Marvell Technology, Inc.	62	5,812
Microchip Technology, Inc.	38	2,372
Micron Technology, Inc.	81	18,125
Monolithic Power Systems, Inc.	3	3,015
NVIDIA Corp.	1,691	342,411
ON Semiconductor Corp.(c)	30	1,502
QUALCOMM, Inc.	79	14,291
Teradyne, Inc.	12	2,181
Texas Instruments, Inc.	65	10,495
		614,334
Software - 5.9%
Adobe, Inc.(c)	31	10,550
Atlassian Corp. - Class A(c)	12	2,033
Autodesk, Inc.(c)	15	4,520
Bentley Systems, Inc. - Class B	12	610
Broadridge Financial Solutions, Inc.	8	1,763
Cadence Design Systems, Inc.(c)	20	6,774
Cloudflare, Inc. - Class A(b)(c)	22	5,573
CoreWeave, Inc. - Class A(c)	13	1,738
Datadog, Inc. - Class A(c)	22	3,582
Electronic Arts, Inc.	16	3,201
Fair Isaac Corp.(b)(c)	2	3,319
Fidelity National Information Services, Inc.(b)	38	2,376
Fiserv, Inc.(c)	40	2,668
HubSpot, Inc.(c)	4	1,968
Intuit, Inc.	20	13,351
Microsoft Corp.	529	273,921
MongoDB, Inc.(c)	6	2,159
MSCI, Inc.	5	2,943
Oracle Corp.	118	30,988
Palantir Technologies, Inc. - Class A(c)	151	30,271
Paychex, Inc.	23	2,692
PTC, Inc.(c)	9	1,787
ROBLOX Corp. - Class A(c)	41	4,662
Roper Technologies, Inc.	8	3,569
Salesforce, Inc.	67	17,447
Samsara, Inc. - Class A(c)	20	803

The accompanying notes are an integral part of these financial statements.

37

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
ServiceNow, Inc.(c)	15	$13,789
Snowflake, Inc. - Class A(b)(c)	23	6,322
SS&C Technologies Holdings, Inc.	16	1,359
Strategy, Inc. - Class A(b)(c)	19	5,121
Synopsys, Inc.(c)	13	5,900
Take-Two Interactive Software, Inc.(c)	12	3,076
Tyler Technologies, Inc.(c)	3	1,429
Veeva Systems, Inc. - Class A(b)(c)	11	3,203
Workday, Inc. - Class A(c)	16	3,839
Zoom Communications, Inc.(c)	19	1,657
		480,963
Telecommunications - 0.9%
Arista Networks, Inc.(c)	74	11,669
AT&T, Inc.	519	12,845
Cisco Systems, Inc.	286	20,909
Corning, Inc.	56	4,988
Motorola Solutions, Inc.(b)	12	4,881
T-Mobile US, Inc.	34	7,142
Verizon Communications, Inc.	305	12,121
		74,555
Transportation - 0.4%
CSX Corp.	135	4,863
Expeditors International of Washington, Inc.	10	1,219
FedEx Corp.	16	4,061
JB Hunt Transport Services, Inc.	6	1,013
Norfolk Southern Corp.	16	4,534
Old Dominion Freight Line, Inc.	13	1,826
Union Pacific Corp.(b)	43	9,476
United Parcel Service, Inc. - Class B	53	5,110
		32,102
Water - 0.0%(a)
American Water Works Co., Inc.	14	1,798
TOTAL COMMON STOCKS (Cost $3,486,157)		4,170,735
	Par
Equity-Linked Notes - 19.1%
Diversified Financial Services - 19.1%
GS Finance Corp., 0.00%, 09/02/2026(d)	$1,585,000	1,558,586
TOTAL Equity-Linked Notes (Cost $1,584,516)		1,558,586

The accompanying notes are an integral part of these financial statements.

38

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.8%
REITS - 0.8%
Alexandria Real Estate Equities, Inc.	11	$640
American Tower Corp.	34	6,085
AvalonBay Communities, Inc.	10	1,739
Crown Castle, Inc.	31	2,797
Digital Realty Trust, Inc.	24	4,090
Equinix, Inc.	7	5,922
Equity Residential(b)	25	1,486
Essex Property Trust, Inc.	5	1,259
Extra Space Storage, Inc.	15	2,003
Healthpeak Properties, Inc.	50	898
Invitation Homes, Inc.	41	1,154
Iron Mountain, Inc.	21	2,162
Mid-America Apartment Communities, Inc.	8	1,026
Prologis, Inc.	67	8,314
Public Storage(b)	11	3,064
Realty Income Corp.(b)	65	3,769
SBA Communications Corp.	8	1,532
Simon Property Group, Inc.	23	4,043
Sun Communities, Inc.	9	1,139
Ventas, Inc.	32	2,361
VICI Properties, Inc.(b)	76	2,279
Welltower, Inc.(b)	47	8,509
Weyerhaeuser Co.	52	1,196
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $68,330)		67,467

	Par
U.S. TREASURY BILLS - 28.8%
0.00%, 11/20/2025(d)(e)	$2,349,000	2,344,694
TOTAL U.S. TREASURY BILLS (Cost $2,344,713)		2,344,694

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(f)	689,564	689,564
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $689,564)		689,564
TOTAL INVESTMENTS - 108.2% (Cost $8,173,280)		$8,831,046
Money Market Deposit Account - 11.2%(g)		911,102
Liabilities in Excess of Other Assets - (19.4)%		(1,577,157)
TOTAL NET ASSETS - 100.0%		$8,164,991

The accompanying notes are an integral part of these financial statements.

39

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $673,842.
(c)	Non-income producing security.
(d)
The note will pay a contingent coupon on each contingent coupon payment date on a monthly basis if the closing level of each reference asset on the applicable monthly observation date is greater than its coupon barrier level.

(e)	All or a portion of security has been pledged as collateral for written options.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

40

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Put Options - (0.0)%(a)
S&P 500 Mini Index, Expiration: 11/03/2025; Exercise Price: $673.00(b)(c)	$(1,915,256)	(28)	$(644)
TOTAL WRITTEN OPTIONS (Premiums received $435)			$(644)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$4,170,735	51.1%
Equity-Linked Notes	1,558,586	19.1
Real Estate Investment Trusts - Common	67,467	0.8
Written Options	(644)	0.0
U.S. Treasury Bills	2,344,694	28.8
Money Market Deposit Account	911,102	11.2
Investments Purchased with Proceeds from Securities Lending	689,564	8.4
Liabilities in Excess of Other Assets	(1,576,513)	(19.4)
	$8,164,991	100.0%

The accompanying notes are an integral part of these financial statements.

41

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Advertising - 0.5%
Trade Desk, Inc. - Class A(a)	5,822	$292,730
Aerospace/Defense - 0.8%
Howmet Aerospace, Inc.	2,303	474,303
Airlines - 3.0%
Delta Air Lines, Inc.(b)	10,318	592,047
Southwest Airlines Co.	13,505	409,201
United Airlines Holdings, Inc.(a)	7,220	678,969
		1,680,217
Apparel - 2.1%
Deckers Outdoor Corp.(a)	4,329	352,814
Ralph Lauren Corp.	1,500	479,490
Tapestry, Inc.	3,544	389,202
		1,221,506
Auto Manufacturers - 1.9%
Tesla, Inc.(a)	2,421	1,105,332
Banks - 4.8%
Citigroup, Inc.	4,546	460,192
Citizens Financial Group, Inc.	8,736	444,400
Goldman Sachs Group, Inc.	616	486,252
Huntington Bancshares, Inc./OH(b)	24,919	384,749
KeyCorp	23,768	418,079
Morgan Stanley	3,127	512,828
		2,706,500
Biotechnology - 0.8%
Moderna, Inc.(a)(b)	15,936	432,822
Chemicals - 3.0%
Albemarle Corp.(b)	8,042	789,965
Dow, Inc.(b)	18,508	441,416
DuPont de Nemours, Inc.(b)	5,792	472,917
		1,704,298
Commercial Services - 3.9%
Block, Inc.(a)(b)	7,105	539,553
Corpay, Inc.(a)	1,405	365,792
Global Payments, Inc.	4,626	359,718
Quanta Services, Inc.	1,067	479,222
United Rentals, Inc.	517	450,400
		2,194,685
Computers - 8.9%
Crowdstrike Holdings, Inc. - Class A(a)	1,116	605,999
Dell Technologies, Inc. - Class C	4,687	759,341
Hewlett Packard Enterprise Co.	25,785	629,670
NetApp, Inc.	3,944	464,524
Seagate Technology Holdings PLC	2,995	766,361

The accompanying notes are an integral part of these financial statements.

42

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - (Continued)
Super Micro Computer, Inc.(a)	14,101	$732,688
Western Digital Corp.	7,297	1,096,082
		5,054,665
Cosmetics/Personal Care - 0.8%
Estee Lauder Cos., Inc. - Class A(b)	4,724	456,763
Diversified Financial Services - 6.2%
American Express Co.	1,483	534,962
Apollo Global Management, Inc.	3,936	489,284
Capital One Financial Corp.	2,294	504,657
Coinbase Global, Inc. - Class A(a)	2,537	872,170
Invesco Ltd.	23,248	550,978
Synchrony Financial	7,626	567,222
		3,519,273
Electric - 3.3%
Constellation Energy Corp.	1,607	605,839
NRG Energy, Inc.	3,651	627,461
Vistra Corp.	3,361	632,876
		1,866,176
Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	1,305	497,936
Emerson Electric Co.	3,114	434,621
		932,557
Electronics - 3.3%
Amphenol Corp. - Class A	3,975	553,877
Jabil, Inc.	2,008	443,547
Keysight Technologies, Inc.(a)	2,681	490,516
Trimble, Inc.(a)	5,158	411,350
		1,899,290
Hand/Machine Tools - 0.8%
Stanley Black & Decker, Inc.(b)	6,653	450,541
Healthcare-Products - 2.4%
Align Technology, Inc.(a)	3,162	435,977
Bio-Techne Corp.	7,919	495,492
Intuitive Surgical, Inc.(a)	851	454,672
		1,386,141
Healthcare-Services - 0.9%
Charles River Laboratories International, Inc.(a)	2,973	535,348
Internet - 4.8%
Airbnb, Inc. - Class A(a)	3,291	416,443
Amazon.com, Inc.(a)	1,983	484,288
DoorDash, Inc. - Class A(a)	1,543	392,493
Expedia Group, Inc.	2,491	548,020

The accompanying notes are an integral part of these financial statements.

43

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
Meta Platforms, Inc. - Class A	566	$366,966
Palo Alto Networks, Inc.(a)	2,315	509,856
		2,718,066
Iron/Steel - 0.8%
Nucor Corp.	2,897	434,695
Leisure Time - 2.7%
Carnival Corp.(a)	19,686	567,547
Norwegian Cruise Line Holdings Ltd.(a)	22,826	511,759
Royal Caribbean Cruises Ltd.	1,674	480,154
		1,559,460
Lodging - 0.8%
MGM Resorts International(a)	13,599	435,576
Machinery-Construction & Mining - 0.9%
GE Vernova, Inc.	846	495,028
Media - 1.6%
Warner Bros Discovery, Inc.(a)	41,285	926,848
Mining - 0.9%
Freeport-McMoRan, Inc.	12,380	516,246
Miscellaneous Manufacturing - 0.9%
Parker-Hannifin Corp.	651	503,112
Office-Business Equipment - 0.8%
Zebra Technologies Corp. - Class A(a)	1,623	436,993
Oil & Gas - 2.6%
APA Corp.(b)	26,942	610,236
Devon Energy Corp.	12,216	396,898
Texas Pacific Land Corp.	486	458,483
		1,465,617
Private Equity - 1.6%
Blackstone, Inc.	2,952	432,881
KKR & Co., Inc.	4,176	494,146
		927,027
Retail - 0.8%
Williams-Sonoma, Inc.	2,247	436,682
Semiconductors - 24.2%
Advanced Micro Devices, Inc.(a)	3,848	985,550
Analog Devices, Inc.	2,442	571,745
Applied Materials, Inc.	3,079	717,715
Broadcom, Inc.	2,123	784,725
Intel Corp.(a)	28,180	1,126,918
KLA Corp.	644	778,429
Lam Research Corp.	6,355	1,000,658

The accompanying notes are an integral part of these financial statements.

44

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Microchip Technology, Inc.	10,657	$665,210
Micron Technology, Inc.	6,338	1,418,254
Monolithic Power Systems, Inc.	967	971,835
NVIDIA Corp.	3,749	759,135
NXP Semiconductors NV	2,801	585,745
ON Semiconductor Corp.(a)	14,010	701,621
QUALCOMM, Inc.	3,456	625,190
Skyworks Solutions, Inc.(b)	7,916	615,232
Teradyne, Inc.	5,662	1,029,125
Texas Instruments, Inc.	2,470	398,806
		13,735,893
Software - 6.2%
Cadence Design Systems, Inc.(a)	1,289	436,571
Datadog, Inc. - Class A(a)	3,093	503,571
Dayforce, Inc.(a)	7,959	547,102
Oracle Corp.	1,810	475,324
Palantir Technologies, Inc. - Class A(a)	3,802	762,187
ServiceNow, Inc.(a)	482	443,093
Synopsys, Inc.(a)	758	343,996
		3,511,844
Telecommunications - 1.1%
Arista Networks, Inc.(a)	4,059	640,064
TOTAL COMMON STOCKS (Cost $50,479,738)		56,656,298

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(c)	4,508,026	4,508,026
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,508,026)		4,508,026

	Par
U.S. TREASURY BILLS - 0.2%
3.89%, 11/25/2025(d)	$75,000	74,822
TOTAL U.S. TREASURY BILLS (Cost $74,806)		74,822
TOTAL INVESTMENTS - 107.8% (Cost $55,062,570)		$61,239,146
Money Market Deposit Account - 0.0%(e)		11,438
Liabilities in Excess of Other Assets - (7.8)%		(4,429,728)
TOTAL NET ASSETS - 100.0%		$56,820,856

The accompanying notes are an integral part of these financial statements.

45

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $4,376,754.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$56,656,298	99.7%
Investments Purchased with Proceeds from Securities Lending	4,508,026	7.9
U.S. Treasury Bills	74,822	0.2
Money Market Deposit Account	11,438	0.0
Liabilities in Excess of Other Assets	(4,429,728)	(7.8)
	$56,820,856	100.0%

The accompanying notes are an integral part of these financial statements.

46

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 101.7%
Advertising - 0.1%
Trade Desk, Inc. - Class A(a)	87	$4,374
Auto Manufacturers - 3.8%
PACCAR, Inc.	102	10,037
Tesla, Inc.(a)	288	131,489
		141,526
Beverages - 1.8%
Coca-Cola Europacific Partners PLC	89	7,906
Keurig Dr Pepper, Inc.(b)	264	7,170
Monster Beverage Corp.(a)	190	12,698
PepsiCo, Inc.	266	38,860
		66,634
Biotechnology - 2.6%
Amgen, Inc.	105	31,335
Biogen, Inc.(a)	29	4,474
Gilead Sciences, Inc.	241	28,869
Regeneron Pharmaceuticals, Inc.	20	13,036
Vertex Pharmaceuticals, Inc.(a)	50	21,279
		98,993
Chemicals - 1.1%
Linde PLC	91	38,065
Solstice Advanced Materials, Inc.(a)	31	1,397
		39,462
Commercial Services - 1.4%
Automatic Data Processing, Inc.	79	20,564
Cintas Corp.	78	14,295
PayPal Holdings, Inc.(a)	186	12,884
Verisk Analytics, Inc.	27	5,907
		53,650
Computers - 10.0%
Apple, Inc.(b)	1,174	317,414
Cognizant Technology Solutions Corp. - Class A	95	6,924
Crowdstrike Holdings, Inc. - Class A(a)(b)	49	26,608
Fortinet, Inc.(a)(b)	149	12,878
Zscaler, Inc.(a)	30	9,934
		373,758
Distribution/Wholesale - 0.5%
Copart, Inc.(a)	188	8,086
Fastenal Co.(b)	223	9,176
		17,262
Electric - 1.4%
American Electric Power Co., Inc.(b)	104	12,507
Constellation Energy Corp.	61	22,997

The accompanying notes are an integral part of these financial statements.

47

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Eletric - (Continued)
Exelon Corp.(b)	197	$9,086
Xcel Energy, Inc.(b)	115	9,334
		53,924
Electronics - 0.7%
Honeywell International, Inc.	124	24,965
Food - 0.5%
Kraft Heinz Co.	230	5,688
Mondelez International, Inc. - Class A	252	14,480
		20,168
Healthcare-Products - 1.4%
GE HealthCare Technologies, Inc.	89	6,670
IDEXX Laboratories, Inc.(a)(b)	16	10,072
Intuitive Surgical, Inc.(a)	70	37,400
		54,142
Internet - 23.4%
Airbnb, Inc. - Class A(a)	83	10,503
Alphabet, Inc. - Class A	460	129,347
Alphabet, Inc. - Class C(b)	429	120,901
Amazon.com, Inc.(a)	843	205,878
AppLovin Corp. - Class A(a)	60	38,240
Booking Holdings, Inc.	6	30,466
CDW Corp./DE	26	4,144
DoorDash, Inc. - Class A(a)	78	19,841
MercadoLibre, Inc.(a)(b)	10	23,273
Meta Platforms, Inc. - Class A	172	111,516
Netflix, Inc.(a)	83	92,865
Palo Alto Networks, Inc.(a)	130	28,631
PDD Holdings, Inc. - ADR(a)	130	17,533
Shopify, Inc. - Class A(a)	237	41,205
		874,343
Lodging - 0.4%
Marriott International, Inc./MD - Class A(b)	53	13,811
Media - 1.4%
Charter Communications, Inc. - Class A(a)(b)	27	6,314
Comcast Corp. - Class A	717	19,958
Thomson Reuters Corp.	88	13,469
Warner Bros Discovery, Inc.(a)	482	10,821
		50,562
Miscellaneous Manufacturing - 0.3%
Axon Enterprise, Inc.(a)	15	10,983
Oil & Gas - 0.2%
Diamondback Energy, Inc.	56	8,019

The accompanying notes are an integral part of these financial statements.

48

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Services - 0.2%
Baker Hughes Co.	192	$9,295
Pharmaceuticals - 0.4%
AstraZeneca PLC - ADR	114	9,393
Dexcom, Inc.(a)	76	4,425
		13,818
Real Estate - 0.2%
CoStar Group, Inc.(a)	82	5,642
Retail - 3.4%
Costco Wholesale Corp.	86	78,385
Lululemon Athletica, Inc.(a)	22	3,752
O’Reilly Automotive, Inc.(a)(b)	165	15,582
Ross Stores, Inc.	64	10,171
Starbucks Corp.(b)	221	17,872
		125,762
Semiconductors - 27.8%(c)
Advanced Micro Devices, Inc.(a)	316	80,934
Analog Devices, Inc.	96	22,477
Applied Materials, Inc.	155	36,131
ARM Holdings PLC - ADR(a)(b)	27	4,585
ASML Holding NV	16	16,948
Broadcom, Inc.	615	227,322
GLOBALFOUNDRIES, Inc.(a)(b)	108	3,845
Intel Corp.(a)	852	34,072
KLA Corp.	26	31,427
Lam Research Corp.(b)	246	38,735
Marvell Technology, Inc.	168	15,748
Microchip Technology, Inc.	105	6,554
Micron Technology, Inc.	218	48,782
NVIDIA Corp.	1,922	389,186
NXP Semiconductors NV	49	10,247
ON Semiconductor Corp.(a)	80	4,006
QUALCOMM, Inc.	210	37,989
Texas Instruments, Inc.	177	28,578
		1,037,566
Software - 15.5%
Adobe, Inc.(a)	83	28,246
Atlassian Corp. - Class A(a)	32	5,421
Autodesk, Inc.(a)	42	12,656
Cadence Design Systems, Inc.(a)	53	17,951
Datadog, Inc. - Class A(a)	63	10,257
Electronic Arts, Inc.	49	9,803
Intuit, Inc.	54	36,048
Microsoft Corp.	588	304,472

The accompanying notes are an integral part of these financial statements.

49

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Palantir Technologies, Inc. - Class A(a)	443	$88,808
Paychex, Inc.	70	8,192
Roper Technologies, Inc.	21	9,369
Strategy, Inc. - Class A(a)	51	13,745
Synopsys, Inc.(a)	36	16,338
Take-Two Interactive Software, Inc.(a)	36	9,229
Workday, Inc. - Class A(a)	42	10,077
		580,612
Telecommunications - 2.7%
Cisco Systems, Inc.	771	56,368
T-Mobile US, Inc.	219	46,001
		102,369
Transportation - 0.5%
CSX Corp.	363	13,075
Old Dominion Freight Line, Inc.	41	5,757
		18,832
TOTAL COMMON STOCKS (Cost $3,174,800)		3,800,472

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.9%(a)
Put Options - 0.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $570.35(d)(e)(f)	$3,837,327	61	34,363
TOTAL PURCHASED OPTIONS (Cost $70,530)			34,363

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(g)	284,226	284,226
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $284,226)		284,226
TOTAL INVESTMENTS - 110.2% (Cost $3,529,556)		$4,119,061
Money Market Deposit Account - 0.3%(h)		10,971
Liabilities in Excess of Other Assets - (10.5)%		(391,608)
TOTAL NET ASSETS - 100.0%		$3,738,424

The accompanying notes are an integral part of these financial statements.

50

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2025(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $277,045.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

51

INNOVATOR HEDGED NASDAQ-100 ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.9)%
Call Options - (2.6)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $641.62(a)(b)	$(3,837,327)	(61)	$(97,441)
Put Options - (0.3)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $510.31(a)(b)	(3,837,327)	(61)	(11,415)
TOTAL WRITTEN OPTIONS (Premiums received $70,123)			$(108,856)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$3,800,472	101.7%
Purchased Options	34,363	0.9
Written Options	(108,856)	(2.9)
Investments Purchased with Proceeds from Securities Lending	284,226	7.6
Money Market Deposit Account	10,971	0.3
Liabilities in Excess of Other Assets	(282,752)	(7.6)
	$3,738,424	100.0%

The accompanying notes are an integral part of these financial statements.

52

Innovator IBD 50 ETF
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 100.4%
Aerospace/Defense - 3.4%
Karman Holdings, Inc.(a)(b)	6,740	$567,778
Rocket Lab Corp.(a)	52,440	3,302,671
		3,870,449
Biotechnology - 12.1%
Arcutis Biotherapeutics, Inc.(a)	160,051	4,050,891
Argenx SE - ADR(a)	703	575,405
Stoke Therapeutics, Inc.(a)(b)	128,866	3,871,135
Tarsus Pharmaceuticals, Inc.(a)	17,128	1,178,578
Travere Therapeutics, Inc.(a)	115,725	4,068,891
		13,744,900
Commercial Services - 1.0%
StoneCo Ltd. - Class A(a)	60,707	1,154,040
Computers - 0.5%
Zscaler, Inc.(a)	1,802	596,714
Diversified Financial Services - 6.5%
Dave, Inc.(a)	16,597	3,971,994
Futu Holdings Ltd. - ADR	11,704	2,329,564
SoFi Technologies, Inc.(a)(b)	37,440	1,111,219
		7,412,777
Electrical Components & Equipment - 3.3%
American Superconductor Corp.(a)	64,238	3,804,817
Electronics - 7.2%
Amphenol Corp. - Class A	24,826	3,459,255
Applied Optoelectronics, Inc.(a)	16,299	579,592
Celestica, Inc.(a)	11,983	4,127,904
		8,166,751
Energy-Alternate Sources - 3.0%
NEXTracker, Inc. - Class A(a)	33,792	3,420,426
Engineering & Construction - 5.2%
Comfort Systems USA, Inc.	4,005	3,867,148
EMCOR Group, Inc.	2,977	2,011,797
		5,878,945
Healthcare-Products - 3.7%
Guardant Health, Inc.(a)	8,001	744,253
Tempus AI, Inc.(a)(b)	26,036	2,339,335
TransMedics Group, Inc.(a)	8,610	1,132,559
		4,216,147
Healthcare-Services - 0.5%
GeneDx Holdings Corp.(a)	4,389	600,898

The accompanying notes are an integral part of these financial statements.

53

Innovator IBD 50 ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - 7.2%
Alphabet, Inc. - Class A	4,212	$1,184,372
AppLovin Corp. - Class A(a)	3,665	2,335,815
Robinhood Markets, Inc. - Class A(a)	27,954	4,103,088
Shopify, Inc. - Class A(a)	3,230	561,568
		8,184,843
Investment Companies - 4.7%
Cleanspark, Inc.(a)(b)	183,665	3,269,237
Riot Platforms, Inc.(a)(b)	104,328	2,063,608
		5,332,845
Machinery-Construction & Mining - 3.0%
Vertiv Holdings Co. - Class A	17,410	3,357,693
Machinery-Diversified - 3.2%
Symbotic, Inc.(a)(b)	44,628	3,612,636
Mining - 1.5%
Anglogold Ashanti PLC	8,593	584,324
Cameco Corp.	10,842	1,108,161
		1,692,485
Oil & Gas Services - 0.5%
Solaris Energy Infrastructure, Inc.(b)	11,121	591,971
Pharmaceuticals - 2.5%
Phibro Animal Health Corp. - Class A	14,039	590,480
Rhythm Pharmaceuticals, Inc.(a)	20,309	2,310,352
		2,900,832
Semiconductors - 14.6%
Camtek Ltd./Israel(a)(b)	9,019	1,116,732
Micron Technology, Inc.	15,309	3,425,695
Monolithic Power Systems, Inc.	2,114	2,124,570
Nova Ltd.(a)(b)	6,578	2,267,042
NVIDIA Corp.	5,583	1,130,502
Ouster, Inc.(a)	66,753	2,226,880
Rambus, Inc.(a)	31,155	3,203,980
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,790	1,138,630
		16,634,031
Software - 10.9%
Innodata, Inc.(a)(b)	51,432	3,837,341
Life360, Inc.(a)	11,811	1,165,864
Palantir Technologies, Inc. - Class A(a)	20,359	4,081,369
SoundHound AI, Inc. - Class A(a)(b)	191,153	3,368,116
		12,452,690

The accompanying notes are an integral part of these financial statements.

54

Innovator IBD 50 ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - 5.9%
Arista Networks, Inc.(a)	14,275	$2,251,025
Credo Technology Group Holding Ltd.(a)	23,599	4,427,644
		6,678,669
TOTAL COMMON STOCKS (Cost $98,505,253)		114,305,559

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(c)	22,377,262	22,377,262
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,377,262)		22,377,262
TOTAL INVESTMENTS - 120.1% (Cost $120,882,515)		$136,682,821
Money Market Deposit Account - 0.9%(d)		993,192
Liabilities in Excess of Other Assets - (21.0)%		(23,883,848)
TOTAL NET ASSETS - 100.0%		$113,792,165

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $20,591,395.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$114,305,559	100.4%
Investments Purchased with Proceeds from Securities Lending	22,377,262	19.7
Money Market Deposit Account	993,192	0.9
Liabilities in Excess of Other Assets	(23,883,848)	(21.0)
	$113,792,165	100.0%

The accompanying notes are an integral part of these financial statements.

55

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace/Defense - 9.4%
AeroVironment, Inc.(a)	888	$328,480
General Electric Co.	240	74,148
Karman Holdings, Inc.(a)(b)	876	73,795
Kratos Defense & Security Solutions, Inc.(a)(b)	6,432	582,739
		1,059,162
Airlines - 0.7%
Ryanair Holdings PLC - ADR	1,188	74,226
Auto Manufacturers - 3.7%
REV Group, Inc.(b)	8,256	423,285
Banks - 5.0%
Customers Bancorp, Inc.(a)	8,358	560,989
Biotechnology - 1.4%
ANI Pharmaceuticals, Inc.(a)	1,776	160,906
Building Materials - 2.8%
Modine Manufacturing Co.(a)(b)	2,076	318,064
Commercial Services - 11.4%
Adtalem Global Education, Inc.(a)	3,828	375,221
Legence Corp. - Class A(a)	16,230	671,435
StoneCo Ltd. - Class A(a)	8,820	167,668
Stride, Inc.(a)(b)	1,104	75,116
		1,289,440
Computers - 4.5%
Zscaler, Inc.(a)	1,554	514,592
Electrical Components & Equipment - 3.9%
Generac Holdings, Inc.(a)	2,616	439,540
Electronics - 6.3%
Coherent Corp.(a)	2,592	342,040
TE Connectivity PLC	714	176,365
TTM Technologies, Inc.(a)	2,850	191,520
		709,925
Engineering & Construction - 5.0%
MasTec, Inc.(a)	2,766	564,707
Healthcare-Products - 5.0%
Insulet Corp.(a)	1,824	570,930
Healthcare-Services - 4.3%
GeneDx Holdings Corp.(a)	1,296	177,435
Privia Health Group, Inc.(a)	12,888	313,179
		490,614

The accompanying notes are an integral part of these financial statements.

56

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - 13.7%
Alphabet, Inc. - Class A	1,932	$543,259
AppLovin Corp. - Class A(a)	810	516,237
eBay, Inc.	6,030	490,300
		1,549,796
Iron/Steel - 4.4%
Carpenter Technology Corp.	1,596	504,176
Machinery-Construction & Mining - 3.9%
Bloom Energy Corp. - Class A(a)(b)	666	88,018
BWX Technologies, Inc.	1,644	351,175
		439,193
Mining - 1.3%
Barrick Mining Corp.	2,256	73,997
Gold Fields Ltd. - ADR	1,818	69,829
		143,826
Miscellaneous Manufacturing - 1.4%
Federal Signal Corp.(b)	1,332	157,216
Semiconductors - 3.0%
Advanced Micro Devices, Inc.(a)	1,320	338,078
Software - 8.1%
Guidewire Software, Inc.(a)	2,004	468,214
Innodata, Inc.(a)(b)	960	71,626
Oracle Corp.	1,182	310,405
Pattern Group, Inc. - Class A(a)	4,062	71,613
		921,858
TOTAL COMMON STOCKS (Cost $10,981,321)		11,230,523
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(c)	1,137,506	1,137,506
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,137,506)		1,137,506
TOTAL INVESTMENTS - 109.2% (Cost $12,118,827)		$12,368,029
Money Market Deposit Account - 0.9%(d)		98,155
Liabilities in Excess of Other Assets - (10.1)%		(1,144,018)
TOTAL NET ASSETS - 100.0%		$11,322,166

The accompanying notes are an integral part of these financial statements.

57

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
October 31, 2025(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $1,117,922.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$11,230,523	99.2%
Investments Purchased with Proceeds from Securities Lending	1,137,506	10.0
Money Market Deposit Account	98,155	0.9
Liabilities in Excess of Other Assets	(1,144,018)	(10.1)
	$11,322,166	100.0%

The accompanying notes are an integral part of these financial statements.

58

INNOVATOR INDEX AUTOCALLABLE INCOME STRATEGY ETF
Schedule of Investments
October 31, 2025

	Par	Value
U.S. TREASURY BILLS - 98.0%
3.95%, 11/20/2025(a)(b)	$3,705,000	$3,698,207
TOTAL U.S. TREASURY BILLS (Cost $3,697,305)		3,698,207
TOTAL INVESTMENTS - 98.0% (Cost $3,697,305)		$3,698,207
Money Market Deposit Account - 1.6%(c)		60,314
Assets in Excess of Other Liabilities - 0.4%		15,703
TOTAL NET ASSETS - 100.0%		$3,774,224

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of October 31, 2025.
(b)	All or a portion of security has been pledged as collateral for swaps.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

U.S. Treasury Bills	$3,698,207	98.0%
Money Market Deposit Account	60,314	1.6
Assets in Excess of Other Liabilities	15,703	0.4
	$3,774,224	100.0%

The accompanying notes are an integral part of these financial statements.

59

INNOVATOR INDEX AUTOCALLABLE INCOME STRATEGY ETF
SCHEDULE OF INTEREST RATE SWAP CONTRACTS
October 31, 2025

Reference Entity	Long/Short	Fixed Rate	Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Worst of SPY QQQ IWM	Long	9.53%	SOFR	Monthly	10/01/2027	$1,250,000	$ 1,084	$(5,459)
Worst of SPY QQQ IWM	Long	9.97%	SOFR	Monthly	11/01/2028	1,250,000	3,084	(4,459)
Worst of SPY QQQ IWM	Long	10.00%	SOFR	Monthly	12/03/2029	1,250,000	2,835	(2,585)
Total Swaps							$ 7,003	$ (12,503)

Citibank is the counterparty for the swaps in the Fund.
SOFR - Secured Overnight Borrowing Rate
See Note 2 for additional disclosures.
The accompanying notes are an integral part of these financial statements.

60

Innovator Laddered Allocation Buffer ETF
Schedule of Investments
October 31, 2025

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Innovator U.S. Equity Buffer ETF - August(a)(b)	393,132	$19,468,211
Innovator U.S. Equity Buffer ETF - February(a)(b)	407,277	19,488,164
Innovator U.S. Equity Buffer ETF - January(a)(b)	362,876	19,467,862
Innovator U.S. Equity Buffer ETF - July(a)(b)	387,848	19,454,533
Innovator U.S. Equity Buffer ETF - June(a)(b)	419,849	19,354,115
Innovator U.S. Equity Buffer ETF - March(a)(b)	372,005	19,397,792
Innovator U.S. Equity Buffer ETF - May(a)(b)	436,884	19,283,405
Innovator U.S. Equity Buffer ETF - November(a)(b)	440,222	19,438,002
Innovator U.S. Equity Buffer ETF - October(a)(b)	397,991	19,469,720
Innovator U.S. Equity Buffer ETF - September(a)(b)	398,813	19,434,158
Innovator U.S. Equity Buffer ETF - April(a)(b)	408,032	19,279,879
Innovator U.S. Equity Buffer ETF - December(a)(b)(c)	402,374	19,657,217
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $194,751,020)		233,193,058

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	3,104,400	3,104,400
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,104,400)		3,104,400
TOTAL INVESTMENTS - 101.2% (Cost $197,855,420)		$236,297,458
Money Market Deposit Account - 0.2%(e)		354,349
Liabilities in Excess of Other Assets - (1.4)%		(3,117,728)
TOTAL NET ASSETS - 100.0%		$233,534,079

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $3,048,433.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Affiliated Exchange Traded Funds	$233,193,058	99.9%
Investments Purchased with Proceeds from Securities Lending	3,104,400	1.3
Money Market Deposit Account	354,349	0.2
Liabilities in Excess of Other Assets	(3,117,728)	(1.4)
	$233,534,079	100.0%

The accompanying notes are an integral part of these financial statements.

61

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Innovator U.S. Equity Power Buffer ETF - April(a)(b)	1,582,641	$61,026,637
Innovator U.S. Equity Power Buffer ETF - August(a)(b)	1,432,141	61,209,706
Innovator U.S. Equity Power Buffer ETF - December(a)(b)	1,445,229	61,494,494
Innovator U.S. Equity Power Buffer ETF - February(a)(b)	1,531,111	61,259,751
Innovator U.S. Equity Power Buffer ETF - January(a)(b)	1,325,379	61,126,480
Innovator U.S. Equity Power Buffer ETF - July(a)(b)	1,334,565	61,203,151
Innovator U.S. Equity Power Buffer ETF - June(a)(b)	1,477,084	61,117,453
Innovator U.S. Equity Power Buffer ETF - March(a)(b)	1,383,296	61,169,349
Innovator U.S. Equity Power Buffer ETF - May(a)(b)	1,562,399	60,980,433
Innovator U.S. Equity Power Buffer ETF - November(a)(b)(c)	1,473,466	61,089,900
Innovator U.S. Equity Power Buffer ETF - October(a)(b)	1,413,059	61,411,544
Innovator U.S. Equity Power Buffer ETF - September(a)(b)	1,416,690	61,201,008
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $641,726,541)		734,289,906

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	6,800,000	6,800,000
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,800,000)		6,800,000
TOTAL INVESTMENTS - 100.8% (Cost $648,526,541)		$741,089,906
Money Market Deposit Account - 0.1%(e)		1,045,548
Liabilities in Excess of Other Assets - (0.9)%		(6,852,130)
TOTAL NET ASSETS - 100.0%		$735,283,324

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $6,633,600.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Affiliated Exchange Traded Funds	$734,289,906	99.9%
Investments Purchased with Proceeds from Securities Lending	6,800,000	0.9
Money Market Deposit Account	1,045,548	0.1
Liabilities in Excess of Other Assets	(6,852,130)	(0.9)
	$735,283,324	100.0%

The accompanying notes are an integral part of these financial statements.

62

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 98.0%
Advertising - 0.5%
Trade Desk, Inc. - Class A(a)	39,948	$2,008,585
Auto Manufacturers - 3.9%
Tesla, Inc.(a)	34,141	15,587,415
Beverages - 1.1%
Coca-Cola Europacific Partners PLC	50,520	4,487,692
Biotechnology - 2.8%
Biogen, Inc.(a)	27,553	4,250,601
Gilead Sciences, Inc.	57,706	6,912,602
		11,163,203
Commercial Services - 1.0%
Verisk Analytics, Inc.	17,682	3,868,114
Computers - 8.8%
Apple, Inc.	129,534	35,022,108
Distribution/Wholesale - 1.0%
Fastenal Co.(b)	94,911	3,905,588
Electric - 1.4%
Xcel Energy, Inc.(b)	70,806	5,747,323
Food - 1.0%
Kraft Heinz Co.	167,982	4,154,195
Healthcare-Products - 1.6%
GE HealthCare Technologies, Inc.	37,410	2,803,879
IDEXX Laboratories, Inc.(a)(b)	6,045	3,805,388
		6,609,267
Internet - 22.6%
Alphabet, Inc. - Class A	55,967	15,737,361
Alphabet, Inc. - Class C	53,091	14,962,105
Amazon.com, Inc.(a)	103,551	25,289,225
AppLovin Corp. - Class A(a)	7,702	4,908,716
CDW Corp./DE	21,194	3,377,688
Meta Platforms, Inc. - Class A	21,265	13,787,163
Netflix, Inc.(a)	10,624	11,886,768
		89,949,026
Lodging - 1.3%
Marriott International, Inc./MD - Class A	19,320	5,034,406
Oil & Gas - 1.0%
Diamondback Energy, Inc.	26,817	3,839,926

The accompanying notes are an integral part of these financial statements.

63

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Retail - 4.2%
Costco Wholesale Corp.		11,623	$10,593,783
Lululemon Athletica, Inc.(a)		12,016	2,049,209
Ross Stores, Inc.		26,589	4,225,524
			16,868,516
Semiconductors - 26.9%(c)
Advanced Micro Devices, Inc.(a)		50,921	13,041,887
ARM Holdings PLC - ADR(a)(b)		10,141	1,722,145
ASML Holding NV		5,168	5,474,101
Broadcom, Inc.		70,807	26,172,391
Lam Research Corp.		69,001	10,864,897
Microchip Technology, Inc.		64,625	4,033,892
NVIDIA Corp.		211,244	42,774,798
ON Semiconductor Corp.(a)		60,428	3,026,234
			107,110,345
Software - 16.0%
Autodesk, Inc.(a)		17,185	5,178,528
Datadog, Inc. - Class A(a)		23,716	3,861,202
Electronic Arts, Inc.		18,928	3,786,736
Microsoft Corp.		69,502	35,988,830
Palantir Technologies, Inc. - Class A(a)		49,823	9,988,017
Take-Two Interactive Software, Inc.(a)		19,620	5,029,979
			63,833,292
Telecommunications - 2.0%
T-Mobile US, Inc.		37,359	7,847,258
Transportation - 0.9%
Old Dominion Freight Line, Inc.(b)		25,388	3,564,983
TOTAL COMMON STOCKS (Cost $292,637,521)			390,601,242
	Notional Amount	Contracts
PURCHASED OPTIONS - 1.4%(a)
Put Options - 1.4%
Invesco QQQ Trust Series 1(d)(e)(f)
Expiration: 12/31/2025; Exercise Price: $460.00	$99,015,618	1,574	147,956
Expiration: 03/31/2026; Exercise Price: $420.00	99,141,432	1,576	378,240
Expiration: 06/30/2026; Exercise Price: $495.00	99,267,246	1,578	1,555,908
Expiration: 09/30/2026; Exercise Price: $540.00	99,267,246	1,578	3,252,258
TOTAL PURCHASED OPTIONS (Cost $11,701,799)			5,334,362

The accompanying notes are an integral part of these financial statements.

64

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(g)	14,478,423	$14,478,423
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,478,423)		14,478,423
TOTAL INVESTMENTS - 103.0% (Cost $318,817,743)		$410,414,027
Money Market Deposit Account - 1.5%(h)		5,831,453
Liabilities in Excess of Other Assets - (4.5)%		(17,598,392)
TOTAL NET ASSETS - 100.0%		$398,647,088

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $14,197,201.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

65

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.6)%
NASDAQ 100 Index(a)(b)
Expiration: 11/05/2025; Exercise Price: $25,600.00	$(129,290,650)	(50)	$(1,780,500)
Expiration: 11/10/2025; Exercise Price: $26,500.00	(129,290,650)	(50)	(280,000)
Expiration: 11/14/2025; Exercise Price: $26,600.00	(131,876,463)	(51)	(460,020)
TOTAL WRITTEN OPTIONS (Premiums received $1,514,657)			$(2,520,520)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$390,601,242	98.0%
Purchased Options	5,334,362	1.4
Written Options	(2,520,520)	(0.6)
Investments Purchased with Proceeds from Securities Lending	14,478,423	3.6
Money Market Deposit Account	5,831,453	1.5
Liabilities in Excess of Other Assets	(15,077,872)	(3.9)
	$398,647,088	100.0%

The accompanying notes are an integral part of these financial statements.

66

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.9%(a)
Call Options - 99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.79(b)(c)(d)	$127,818,044	1,874	$125,724,786
Put Options - 5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.05(b)(c)(d)	127,818,044	1,874	7,370,442
TOTAL PURCHASED OPTIONS (Cost $133,102,888)			133,095,228
TOTAL INVESTMENTS - 104.9% (Cost $133,102,888)			$133,095,228
Money Market Deposit Account - 0.2%(e)			192,222
Liabilities in Excess of Other Assets - (5.1)%			(6,399,623)
TOTAL NET ASSETS - 100.0%			$126,887,827

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

67

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.2)%
Call Options - (2.5)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $773.32(a)(b)	$(127,818,044)	(1,874)	$(3,176,430)
Put Options - (2.7)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.74(a)(b)	(127,818,044)	(1,874)	(3,375,074)
TOTAL WRITTEN OPTIONS (Premiums received $6,543,844)			$(6,551,504)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$133,095,228	104.9%
Written Options	(6,551,504)	(5.2)
Money Market Deposit Account	192,222	0.2
Other Assets in Excess of Other Assets	151,881	0.1
	$126,887,827	100.0%

The accompanying notes are an integral part of these financial statements.

68

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
Schedule of Investments
October 31, 2025

	Shares	Value
PREFERRED STOCKS - 76.1%
Banks - 40.0%(a)
Bank of America Corp.
Series 02, 5.12% (3 mo. Term SOFR + 0.91%), Perpetual(b)	13,800	$281,796
Series 4, 5.22% (3 mo. Term SOFR + 1.01%), Perpetual(b)	13,396	283,995
Series 5, 4.98% (3 mo. Term SOFR + 0.76%), Perpetual(b)	13,700	279,343
Series E, 4.82% (3 mo. Term SOFR + 0.61%), Perpetual(b)	12,959	276,416
Series GG, 6.00%, Perpetual(b)(c)	11,141	282,647
Series HH, 5.88%, Perpetual(b)	11,316	282,334
Series KK, 5.38%, Perpetual(b)	12,212	279,655
Series LL, 5.00%, Perpetual(b)	13,025	278,084
Series NN, 4.38%, Perpetual(b)	14,929	274,246
Series PP, 4.13%, Perpetual(b)	15,840	274,982
Series QQ, 4.25%, Perpetual(b)	15,459	276,407
Series SS, 4.75%, Perpetual(b)(c)	13,627	275,402
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual(b)	131,583	3,389,578
Cullen/Frost Bankers, Inc., Series B, 4.45%, Perpetual(b)	185,005	3,418,892
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual(b)	22,560	569,414
Series EE, 6.00%, Perpetual(b)(c)	22,171	570,016
Series GG, 4.75%, Perpetual(b)	26,511	558,322
Series JJ, 4.55%, Perpetual(b)(c)	27,831	561,351
Series LL, 4.63%, Perpetual(b)	27,347	557,332
Series MM, 4.20%, Perpetual(b)(c)	29,469	561,385
Morgan Stanley
Series A, 4.87% (3 mo. Term SOFR + 0.96%), Perpetual(b)	17,496	366,716
Series E, 7.13% (3 mo. LIBOR U.S. + 4.32%), Perpetual(b)(d)	14,781	378,098
Series F, 6.88% (3 mo. LIBOR U.S. + 3.94%), Perpetual(b)(d)	14,962	377,342
Series I, 6.38% (3 mo. LIBOR U.S. + 3.71%), Perpetual(b)(d)	14,998	377,200
Series K, 5.85% (3 mo. LIBOR U.S. + 3.49%), Perpetual(b)(d)	15,228	371,411
Series L, 4.88%, Perpetual(b)(c)	17,351	364,718
Series O, 4.25%, Perpetual(b)	20,215	368,317
Series P, 6.50%, Perpetual(b)	14,735	377,363
Series Q, 6.63%, Perpetual(b)	14,425	377,358
Northern Trust Corp., Series E, 4.70%, Perpetual(b)	164,638	3,287,821
State Street Corp., Series G, 5.35% (3 mo. LIBOR U.S. + 3.71%), Perpetual(b)(d)	144,578	3,310,836
Truist Financial Corp.
Series I, 4.65% (3 mo. Term SOFR + 0.79%), Perpetual(b)	50,227	1,112,026
Series O, 5.25%, Perpetual(b)	48,546	1,094,712
Series R, 4.75%, Perpetual(b)	54,404	1,086,992
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual(b)	123,854	3,344,058
US Bancorp
Series B*, 4.77% (3 mo. Term SOFR + 0.86%), Perpetual(b)	34,518	651,700
Series K, 5.50%, Perpetual(b)	27,455	646,840
Series L, 3.75%, Perpetual(b)(c)	41,873	657,825

The accompanying notes are an integral part of these financial statements.

69

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Banks - (Continued)
Series M, 4.00%, Perpetual(b)(c)	39,613	$659,556
Series O, 4.50%, Perpetual(b)(c)	33,898	647,791
		33,390,277
Diversified Financial Services - 8.2%
Charles Schwab Corp.
Series D, 5.95%, Perpetual(b)	67,358	1,691,359
Series J, 4.45%, Perpetual(b)(c)	85,297	1,701,675
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual(b)	139,936	3,413,039
		6,806,073
Insurance - 27.9%(a)
Arch Capital Group Ltd.
Series F, 5.45%, Perpetual(b)	76,980	1,641,983
Series G, 4.55%, Perpetual(b)	93,419	1,644,174
Athene Holding Ltd.
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual(b)(d)	33,244	829,438
Series B, 5.63%, Perpetual(b)	38,042	800,784
Series D, 4.88%, Perpetual(b)	45,000	795,150
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual(b)	32,543	835,379
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual(b)	157,168	3,309,958
Equitable Holdings, Inc.
Series A, 5.25%, Perpetual(b)	78,258	1,648,896
Series C, 4.30%, Perpetual(b)	96,715	1,659,629
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual(b)	135,145	3,408,357
MetLife, Inc.
Series A, 5.30% (3 mo. Term SOFR + 1.26%), Perpetual(b)	47,170	1,126,420
Series E, 5.63%, Perpetual(b)	45,301	1,110,781
Series F, 4.75%, Perpetual(b)	53,580	1,110,178
RenaissanceRe Holdings Ltd.
Series F, 5.75%, Perpetual(b)	71,410	1,651,713
Series G, 4.20%, Perpetual(b)	99,614	1,665,546
		23,238,386
TOTAL PREFERRED STOCKS (Cost $71,598,793)		63,434,736
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 11.8%
REITS - 11.8%
Agree Realty Corp., Series A, 4.25%, Perpetual	185,053	3,262,484
Kimco Realty Corp.
Series L, 5.13%, Perpetual	79,393	1,660,108
Series M, 5.25%, Perpetual	76,737	1,634,498
Public Storage
Series F, 5.15%, Perpetual	12,305	272,064
Series G, 5.05%, Perpetual	12,715	271,338
Series H, 5.60%, Perpetual	11,421	275,475

The accompanying notes are an integral part of these financial statements.

70

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - (Continued)
REITS - (Continued)
Series I, 4.88%, Perpetual	13,379	$272,798
Series J, 4.70%, Perpetual	13,950	273,559
Series K, 4.75%, Perpetual	13,740	272,327
Series L, 4.63%, Perpetual	14,019	269,445
Series N, 3.88%, Perpetual	16,780	270,997
Series O, 3.90%, Perpetual	16,681	271,400
Series P, 4.00%, Perpetual	16,212	270,740
Series R, 4.00%, Perpetual	16,278	272,005
Series S, 4.10%, Perpetual	15,858	271,172
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $11,836,279)		9,820,410
CONVERTIBLE PREFERRED STOCKS - 11.7%
Diversified Financial Services - 7.8%
Apollo Global Management, Inc., 6.75%, 07/31/2026(b)	49,144	3,211,069
Ares Management Corp., Series B, 6.75%, 10/01/2027(b)	69,695	3,295,876
		6,506,945
Private Equity - 3.9%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028(b)	65,830	3,226,987
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,161,881)		9,733,932

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(e)	2,867,253	2,867,253
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,867,253)		2,867,253
TOTAL INVESTMENTS - 103.0% (Cost $96,464,206)		$85,856,331
Money Market Deposit Account - 0.9%(f)		721,574
Liabilities in Excess of Other Assets - (3.9)%		(3,244,479)
TOTAL NET ASSETS - 100.0%		$83,333,426

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

71

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
Schedule of Investments
October 31, 2025(Continued)
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $2,781,873.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Preferred Stocks	$63,434,736	76.1%
Real Estate Investment Trusts - Preferred	9,820,410	11.8
Convertible Preferred Stocks	9,733,932	11.7
Investments Purchased with Proceeds from Securities Lending	2,867,253	3.4
Money Market Deposit Account	721,574	0.9
Liabilities in Excess of Other Assets	(3,244,479)	(3.9)
	$83,333,426	100.0%

The accompanying notes are an integral part of these financial statements.

72

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025

	Shares	Value
COMMON STOCKS - 89.1%
Advertising - 0.2%
Boston Omaha Corp. - Class A(a)	858	$10,914
Clear Channel Outdoor Holdings, Inc.(a)	2,262	4,094
National CineMedia, Inc.	936	4,137
Stagwell, Inc.(a)	5,440	25,840
Taboola.com Ltd.(a)	3,095	11,049
TechTarget, Inc.(a)	1,435	7,878
		63,912
Aerospace/Defense - 1.2%
AAR Corp.(a)	626	52,716
AerSale Corp.(a)	1,624	12,050
Amprius Technologies, Inc.(a)	1,694	23,868
Archer Aviation, Inc. - Class A(a)	6,788	76,161
Ducommun, Inc.(a)	234	21,470
Eve Holding, Inc.(a)	1,961	8,550
Intuitive Machines, Inc.(a)	1,366	16,296
Mercury Systems, Inc.(a)	1,092	84,532
National Presto Industries, Inc.	209	22,357
Ondas Holdings, Inc.(a)(b)	2,877	18,528
Red Cat Holdings, Inc.(a)(b)	833	9,371
Redwire Corp.(a)(b)	654	5,147
Spirit AeroSystems Holdings, Inc. - Class A(a)	1,846	67,730
Vertical Aerospace Ltd.(a)	1,222	5,511
Voyager Technologies, Inc. - Class A(a)(b)	549	16,788
		441,075
Agriculture - 0.3%
Andersons, Inc.	433	20,052
Dole PLC	937	11,938
Fresh Del Monte Produce, Inc.	520	18,382
Tejon Ranch Co.(a)	937	14,823
Turning Point Brands, Inc.	338	30,386
Vital Farms, Inc.(a)	526	17,279
		112,860
Airlines - 0.4%
Allegiant Travel Co.(a)(b)	134	8,332
Copa Holdings SA - Class A	417	52,213
Frontier Group Holdings, Inc.(a)(b)	1,935	7,469
JetBlue Airways Corp.(a)(b)	4,137	17,376
SkyWest, Inc.(a)	546	54,862
Sun Country Airlines Holdings, Inc.(a)	1,015	12,464
Wheels Up Experience, Inc.(a)	5,801	7,947
		160,663
Apparel - 0.9%
Capri Holdings Ltd.(a)(b)	1,312	27,224
Carter’s, Inc.	398	12,497

The accompanying notes are an integral part of these financial statements.

73

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Apparel - (Continued)
Columbia Sportswear Co.(b)	315	$15,633
Hanesbrands, Inc.(a)	3,682	24,338
Kontoor Brands, Inc.	651	52,679
Levi Strauss & Co. - Class A	4,006	81,242
Oxford Industries, Inc.	234	8,623
PVH Corp.	532	41,671
Steven Madden Ltd.	553	18,752
Under Armour, Inc. - Class A(a)	2,636	12,152
Under Armour, Inc. - Class C(a)	2,420	10,745
Wolverine World Wide, Inc.	391	8,876
		314,432
Auto Manufacturers - 0.2%
Blue Bird Corp.(a)	293	14,638
REV Group, Inc.(b)	910	46,656
		61,294
Auto Parts & Equipment - 1.5%
Adient PLC(a)	839	19,456
Aeva Technologies, Inc.(a)	728	11,896
American Axle & Manufacturing Holdings, Inc.(a)	3,417	21,185
Cooper-Standard Holdings, Inc.(a)	624	18,857
Dana, Inc.	2,370	48,111
Dorman Products, Inc.(a)	312	41,849
Douglas Dynamics, Inc.	469	14,178
Fox Factory Holding Corp.(a)	498	11,011
Garrett Motion, Inc.	1,743	29,526
Goodyear Tire & Rubber Co.(a)	4,056	27,946
indie Semiconductor, Inc. - Class A(a)	714	3,841
Luminar Technologies, Inc.(a)	1	1
Microvast Holdings, Inc.(a)	2,218	12,088
Miller Industries, Inc./TN	90	3,613
Phinia, Inc.	624	32,392
QuantumScape Corp.(a)	7,157	131,975
SES AI Corp.(a)	3,355	7,918
Solid Power, Inc.(a)	3,775	23,707
Standard Motor Products, Inc.	470	17,451
Titan International, Inc.(a)	1,847	13,945
Visteon Corp.	416	44,579
XPEL, Inc.(a)	245	8,354
		543,879
Banks - 7.5%
Alerus Financial Corp.	780	16,474
Amerant Bancorp, Inc.	599	10,045
Ameris Bancorp	885	63,384
Arrow Financial Corp.	442	12,327
Associated Banc-Corp.	2,678	66,334

The accompanying notes are an integral part of these financial statements.

74

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Atlantic Union Bankshares Corp.	1,257	$40,878
BancFirst Corp.	338	36,795
Bancorp, Inc.(a)	506	33,077
Bank of Hawaii Corp.	598	38,828
Bank of Marin Bancorp	806	20,754
Bank of NT Butterfield & Son Ltd.	910	42,097
BankUnited, Inc.	1,118	44,809
BayCom Corp.	702	19,137
BCB Bancorp, Inc.	1,389	11,029
Blue Foundry Bancorp(a)	1,830	15,079
Bridgewater Bancshares, Inc.(a)	1,171	19,275
Camden National Corp.	443	16,900
Capital Bancorp, Inc.	650	18,067
Capital City Bank Group, Inc.	494	19,217
Carter Bankshares, Inc.(a)	728	12,434
ChoiceOne Financial Services, Inc.	313	8,964
Citizens & Northern Corp.	832	16,108
City Holding Co.	192	22,633
Civista Bancshares, Inc.	936	20,152
Colony Bankcorp, Inc.	1,041	16,646
Columbia Banking System, Inc.(b)	1,420	38,056
Community Trust Bancorp, Inc.	390	19,966
ConnectOne Bancorp, Inc.	755	18,165
Customers Bancorp, Inc.(a)	520	34,902
CVB Financial Corp.	2,132	39,165
Dime Community Bancshares, Inc.	547	14,359
Eagle Bancorp, Inc.	443	7,420
Eastern Bankshares, Inc.	2,991	52,432
First Bancorp, Inc.	599	14,849
First BanCorp/Puerto Rico(b)	4,680	91,213
First Bancorp/Southern Pines NC	780	37,861
First Bank/Hamilton NJ	1,092	17,057
First Busey Corp.	990	22,136
First Business Financial Services, Inc.	365	18,473
First Community Bankshares, Inc.	705	22,800
First Financial Bancorp	1,066	24,955
First Foundation, Inc.(a)	1,274	6,931
First Hawaiian, Inc.	2,418	59,314
First Interstate BancSystem, Inc. - Class A	1,878	58,687
Firstsun Capital Bancorp(a)(b)	287	9,769
Flagstar Bank NA	4,940	56,415
Fulton Financial Corp.	2,444	42,452
Glacier Bancorp, Inc.	469	19,159
Great Southern Bancorp, Inc.	287	15,986
Hancock Whitney Corp.	1,144	65,334
Heritage Commerce Corp.	1,769	18,398

The accompanying notes are an integral part of these financial statements.

75

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Heritage Financial Corp./WA	833	$18,484
Hope Bancorp, Inc.	1,903	19,962
Independent Bank Corp.	962	64,733
International Bancshares Corp.	702	46,599
Kearny Financial Corp./MD	1,898	12,128
Lakeland Financial Corp.	494	28,183
LINKBANCORP, Inc.	1,899	13,350
Live Oak Bancshares, Inc.	838	26,095
Mercantile Bank Corp.	416	18,242
Merchants Bancorp/IN	312	9,731
Metrocity Bankshares, Inc.	572	14,649
Metropolitan Bank Holding Corp.	130	8,615
Midland States Bancorp, Inc.	531	7,774
MidWestOne Financial Group, Inc.	573	21,195
NB Bancorp, Inc.	949	17,148
NBT Bancorp, Inc.	806	32,619
Nicolet Bankshares, Inc.	208	24,573
Northeast Bank	182	15,703
OFG Bancorp	1,404	54,279
Origin Bancorp, Inc.	573	19,860
Park National Corp.	234	35,612
Pathward Financial, Inc.	260	17,696
PCB Bancorp	858	18,078
Peoples Financial Services Corp.	364	16,213
Plumas Bancorp	397	16,293
RBB Bancorp	552	10,284
Renasant Corp.	884	29,729
Republic Bancorp, Inc./KY - Class A	261	17,200
S&T Bancorp, Inc.	547	20,042
Seacoast Banking Corp. of Florida	1,378	41,753
ServisFirst Bancshares, Inc.	806	56,638
Shore Bancshares, Inc.	1,222	19,075
Simmons First National Corp. - Class A	1,898	32,987
SmartFinancial, Inc.	572	20,003
South Plains Financial, Inc.	495	18,067
Southern First Bancshares, Inc.(a)	364	15,958
Southside Bancshares, Inc.	572	16,085
Stellar Bancorp, Inc.	780	22,955
Stock Yards Bancorp, Inc.	546	35,501
Texas Capital Bancshares, Inc.(a)	624	52,316
Tompkins Financial Corp.	312	19,800
TriCo Bancshares	494	21,850
Triumph Financial, Inc.(a)	447	24,344
TrustCo Bank Corp. NY	521	19,647
Trustmark Corp.	546	20,322
United Community Banks, Inc./GA	1,717	50,136

The accompanying notes are an integral part of these financial statements.

76

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Unity Bancorp, Inc.	494	$22,433
Walker & Dunlop, Inc.	271	21,658
Washington Trust Bancorp, Inc.	546	14,873
WesBanco, Inc.	2,055	61,855
West BanCorp, Inc.	833	17,718
Westamerica BanCorp	416	19,822
		2,768,562
Beverages - 0.3%
Boston Beer Co., Inc. - Class A(a)	130	26,909
BRC, Inc. - Class A(a)	4,348	5,522
MGP Ingredients, Inc.	417	10,091
National Beverage Corp.(a)	313	10,727
Vita Coco Co., Inc.(a)	702	28,908
Westrock Coffee Co.(a)	2,080	9,173
		91,330
Biotechnology - 8.3%
4D Molecular Therapeutics, Inc.(a)	2,164	24,886
Absci Corp.(a)	1,820	7,790
ACADIA Pharmaceuticals, Inc.(a)	2,419	54,911
ADMA Biologics, Inc.(a)(b)	2,914	45,109
Akero Therapeutics, Inc.(a)	1,014	54,959
Altimmune, Inc.(a)	2,059	8,339
Alto Neuroscience, Inc.(a)	1,935	27,458
Alumis, Inc.(a)	1,675	7,956
Alvotech SA(a)	1,612	12,332
Amicus Therapeutics, Inc.(a)	3,494	31,551
AnaptysBio, Inc.(a)	444	16,242
Anavex Life Sciences Corp.(a)	2,713	21,623
ANI Pharmaceuticals, Inc.(a)	376	34,066
Annexon, Inc.(a)	3,566	11,269
Apellis Pharmaceuticals, Inc.(a)	1,386	29,757
Apogee Therapeutics, Inc.(a)	402	22,749
Arcellx, Inc.(a)(b)	503	45,396
Arcturus Therapeutics Holdings, Inc.(a)	762	7,597
Arcutis Biotherapeutics, Inc.(a)	1,227	31,055
Ardelyx, Inc.(a)	3,883	23,531
ArriVent Biopharma, Inc.(a)	156	2,922
Arrowhead Pharmaceuticals, Inc.(a)	1,388	58,837
ARS Pharmaceuticals, Inc.(a)	1,092	9,784
Aura Biosciences, Inc.(a)	1,308	8,018
Avidity Biosciences, Inc.(a)	1,543	107,779
Axsome Therapeutics, Inc.(a)	626	84,504
Beam Therapeutics, Inc.(a)	1,047	26,185
Bicara Therapeutics, Inc.(a)	632	10,270
BioCryst Pharmaceuticals, Inc.(a)	3,822	27,977

The accompanying notes are an integral part of these financial statements.

77

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Biohaven Ltd.(a)	1,280	$22,016
Biomea Fusion, Inc.(a)	2,474	3,365
Cardiff Oncology, Inc.(a)	1,485	3,490
Celcuity, Inc.(a)	974	75,154
Celldex Therapeutics, Inc.(a)	1,647	44,024
Certara, Inc.(a)	1,794	20,864
CG oncology, Inc.(a)	838	36,260
Cogent Biosciences, Inc.(a)	1,393	22,706
Compass Therapeutics, Inc.(a)	2,557	9,563
Crinetics Pharmaceuticals, Inc.(a)(b)	1,404	61,074
Day One Biopharmaceuticals, Inc.(a)	1,180	8,779
Denali Therapeutics, Inc.(a)(b)	1,594	25,950
Design Therapeutics, Inc.(a)	402	2,693
Dianthus Therapeutics, Inc.(a)	182	6,366
Disc Medicine, Inc.(a)	141	12,157
Dynavax Technologies Corp.(a)	2,314	23,742
Dyne Therapeutics, Inc.(a)	1,251	28,248
Edgewise Therapeutics, Inc.(a)	910	16,635
Emergent BioSolutions, Inc.(a)	289	3,607
Genelux Corp.(a)	2,037	16,459
Gossamer Bio, Inc.(a)	3,849	9,430
Greenwich Lifesciences, Inc.(a)	494	4,550
Ideaya Biosciences, Inc.(a)	2,190	69,773
ImmunityBio, Inc.(a)	3,260	7,824
Immunome, Inc.(a)	1,880	30,212
Immunovant, Inc.(a)	1,314	32,430
Innoviva, Inc.(a)	780	14,196
Intellia Therapeutics, Inc.(a)	1,260	15,901
Iovance Biotherapeutics, Inc.(a)	7,575	14,923
Janux Therapeutics, Inc.(a)	506	14,527
Jyong Biotech Ltd.(a)	1,073	48,027
Keros Therapeutics, Inc.(a)	632	9,619
Kodiak Sciences, Inc.(a)	2,301	41,706
Krystal Biotech, Inc.(a)	352	69,524
Kura Oncology, Inc.(a)	1,518	15,590
Kymera Therapeutics, Inc.(a)	546	33,765
Larimar Therapeutics, Inc.(a)	2,657	10,336
LENZ Therapeutics, Inc.(a)	167	4,963
Lexeo Therapeutics, Inc.(a)	2,446	24,484
Ligand Pharmaceuticals, Inc.(a)	260	49,741
Liquidia Corp.(a)	884	21,534
Metsera, Inc.(a)(b)	678	42,741
Mind Medicine MindMed, Inc.(a)	1,248	17,722
Mineralys Therapeutics, Inc.(a)	667	27,254
Monte Rosa Therapeutics, Inc.(a)	1,284	16,499
MoonLake Immunotherapeutics(a)	495	4,999

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Myriad Genetics, Inc.(a)	2,220	$17,849
Nektar Therapeutics(a)	303	19,674
NeoGenomics, Inc.(a)	2,158	21,084
Niagen Bioscience, Inc.(a)	2,080	15,683
Novavax, Inc.(a)	2,661	22,352
Nurix Therapeutics, Inc.(a)	1,805	23,357
Nuvalent, Inc. - Class A(a)	495	49,163
Nuvation Bio, Inc.(a)	3,495	18,244
Olema Pharmaceuticals, Inc.(a)	1,390	12,468
Perspective Therapeutics, Inc.(a)	2,785	7,603
Praxis Precision Medicines, Inc.(a)	145	28,820
Precigen, Inc.(a)	9,023	37,355
PTC Therapeutics, Inc.(a)	1,198	81,835
Rapport Therapeutics, Inc.(a)	735	21,264
RAPT Therapeutics, Inc.(a)	197	5,951
Recursion Pharmaceuticals, Inc. - Class A(a)	3,444	19,011
REGENXBIO, Inc.(a)	1,183	15,107
Relay Therapeutics, Inc.(a)	6,866	49,023
Rigel Pharmaceuticals, Inc.(a)	287	9,063
Sana Biotechnology, Inc.(a)	4,404	21,800
Sarepta Therapeutics, Inc.(a)	1,355	32,534
Savara, Inc.(a)(b)	3,458	14,351
Scholar Rock Holding Corp.(a)(b)	676	20,023
Soleno Therapeutics, Inc.(a)	525	35,259
Solid Biosciences, Inc.(a)	1,700	9,163
Stoke Therapeutics, Inc.(a)(b)	861	25,864
Syndax Pharmaceuticals, Inc.(a)	1,716	23,509
Tarsus Pharmaceuticals, Inc.(a)	494	33,992
Taysha Gene Therapies, Inc.(a)	2,185	10,838
Tectonic Therapeutic, Inc.(a)	374	6,826
Terns Pharmaceuticals, Inc.(a)	2,870	23,706
TG Therapeutics, Inc.(a)(b)	1,888	65,665
Travere Therapeutics, Inc.(a)	1,248	43,880
Tyra Biosciences, Inc.(a)	167	2,645
Ultragenyx Pharmaceutical, Inc.(a)	962	33,285
Vera Therapeutics, Inc.(a)	766	21,800
Veracyte, Inc.(a)	1,014	36,585
Vericel Corp.(a)	474	16,618
Viking Therapeutics, Inc.(a)	1,565	59,595
Vir Biotechnology, Inc.(a)	2,068	12,325
Viridian Therapeutics, Inc.(a)	797	18,833
Xencor, Inc.(a)	1,003	14,754
XOMA Royalty Corp.(a)	286	9,432
Zymeworks, Inc.(a)	1,144	21,833
		3,040,295

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - 0.8%
American Woodmark Corp.(a)	249	$15,869
Apogee Enterprises, Inc.	345	12,631
Aspen Aerogels, Inc.(a)	755	6,146
Boise Cascade Co.	626	44,127
Gibraltar Industries, Inc.(a)	267	16,658
Griffon Corp.	422	31,232
Hayward Holdings, Inc.(a)	2,372	40,253
JELD-WEN Holding, Inc.(a)	2,457	10,663
Knife River Corp.(a)	806	48,731
LSI Industries, Inc.	651	14,901
Masterbrand, Inc.(a)	1,329	16,785
Tecnoglass, Inc.	292	17,412
		275,408
Chemicals - 1.9%
American Vanguard Corp.(a)	1,622	7,250
Ashland, Inc.	710	34,719
Avient Corp.	966	30,980
Balchem Corp.	417	63,964
Cabot Corp.	885	59,720
Chemours Co.	1,096	14,675
Codexis, Inc.(a)	813	1,927
Ecovyst, Inc.(a)	2,054	16,822
Hawkins, Inc.	193	27,377
HB Fuller Co.	624	35,799
Huntsman Corp.	3,251	26,918
Ingevity Corp.(a)	911	48,939
Innospec, Inc.	364	26,783
Koppers Holdings, Inc.	365	10,300
Mativ Holdings, Inc.	3,588	38,320
Minerals Technologies, Inc.	520	29,510
Oil-Dri Corp. of America	262	14,512
Olin Corp.	2,888	59,782
Orion SA	1,050	5,565
Perimeter Solutions, Inc.(a)	2,314	54,402
Quaker Chemical Corp.	162	22,500
Sensient Technologies Corp.	572	53,934
Stepan Co.	273	11,835
Tronox Holdings PLC	1,965	6,877
		703,410
Coal - 0.6%
Alpha Metallurgical Resources, Inc.(a)	218	37,771
Core Natural Resources, Inc.	607	47,953
Hallador Energy Co.(a)	702	15,184
Peabody Energy Corp.(b)	1,209	33,151
Ramaco Resources, Inc. – Class A(a)	401	12,174

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Coal - (Continued)
Ramaco Resources, Inc. - Class B	9	$132
SunCoke Energy, Inc.	1,691	13,545
Warrior Met Coal, Inc.	657	44,571
		204,481
Commercial Services - 4.3%
ABM Industries, Inc.	832	35,776
Acacia Research Corp.(a)	2,704	9,383
Adtalem Global Education, Inc.(a)	381	37,346
AirSculpt Technologies, Inc.(a)(b)	2,894	30,126
Alarm.com Holdings, Inc.(a)	572	28,154
AMN Healthcare Services, Inc.(a)	583	11,479
Arlo Technologies, Inc.(a)	1,908	36,901
Avis Budget Group, Inc.(a)	339	46,128
BrightView Holdings, Inc.(a)	937	11,544
Brink’s Co.	457	50,800
Cadiz, Inc.(a)	1,103	5,846
CBIZ, Inc.(a)	677	37,235
Cimpress PLC(a)	246	17,026
Clarivate PLC(a)	8,373	28,468
Coursera, Inc.(a)	3,225	27,154
CRA International, Inc.	79	15,049
Deluxe Corp.	499	9,037
Driven Brands Holdings, Inc.(a)	989	14,192
Emerald Holding, Inc.	4,264	18,719
European Wax Center, Inc. - Class A(a)	1,904	7,426
EVERTEC, Inc.	1,092	31,089
First Advantage Corp.(a)	2,236	28,241
Flywire Corp.(a)	1,776	23,656
Forrester Research, Inc.(a)	1,131	8,064
Franklin Covey Co.(a)	521	8,847
Graham Holdings Co. - Class B	27	27,327
Grand Canyon Education, Inc.(a)	442	83,229
Green Dot Corp. - Class A(a)	529	6,142
Heidrick & Struggles International, Inc.	364	21,247
Hertz Global Holdings, Inc.(a)(b)	3,355	17,211
Huron Consulting Group, Inc.(a)	312	51,305
ICF International, Inc.	320	25,690
Insperity, Inc.	300	13,236
John Wiley & Sons, Inc. - Class A	598	22,048
Kforce, Inc.	511	12,928
Korn Ferry	1,353	87,539
Laureate Education, Inc.(a)	2,783	80,790
Legalzoom.com, Inc.(a)	1,327	13,230
ManpowerGroup, Inc.	741	22,719
Marqeta, Inc. - Class A(a)	5,746	26,029

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - (Continued)
Mister Car Wash, Inc.(a)	1,638	$9,156
National Research Corp.	733	9,793
Paymentus Holdings, Inc. - Class A(a)	468	13,385
Payoneer Global, Inc.(a)	4,995	28,921
Perdoceo Education Corp.	1,118	35,508
Priority Technology Holdings, Inc.(a)	1,094	7,614
Progyny, Inc.(a)	886	16,577
Remitly Global, Inc.(a)	1,820	29,193
Resources Connection, Inc.	2,323	10,221
Robert Half, Inc.	1,641	42,978
Sezzle, Inc.(a)	192	12,586
Spire Global, Inc.(a)	318	3,460
Strategic Education, Inc.	312	23,706
TIC Solutions, Inc.(a)	836	10,141
Transcat, Inc.(a)	83	6,030
TriNet Group, Inc.	446	26,760
Udemy, Inc.(a)	1,488	8,474
UL Solutions, Inc. – Class A	783	60,972
Universal Technical Institute, Inc.(a)	419	12,453
USCB Financial Holdings, Inc.	806	13,911
Verra Mobility Corp.(a)	1,722	39,968
Vestis Corp.	3,604	18,921
Willdan Group, Inc.(a)	261	24,667
WW International, Inc.(a)	1,076	37,466
		1,591,217
Computers - 2.1%
3D Systems Corp.(a)	4,916	14,060
ASGN, Inc.(a)	628	28,109
Cantaloupe, Inc.(a)	2,003	21,152
Corsair Gaming, Inc.(a)	1,302	10,611
Crane NXT Co.	572	36,179
Cricut, Inc. - Class A	1,274	6,765
Diebold Nixdorf, Inc.(a)	494	29,220
D-Wave Quantum, Inc.(a)(b)	4,224	156,542
DXC Technology Co.(a)	2,317	32,901
Globant SA(a)	676	41,628
Grid Dynamics Holdings, Inc.(a)	2,035	19,007
Integral Ad Science Holding Corp.(a)	1,568	16,009
Mitek Systems, Inc.(a)	1,196	11,015
NCR Atleos Corp.(a)	602	22,214
NCR Voyix Corp.(a)	2,604	29,712
NetScout Systems, Inc.(a)	833	23,157
NextNav, Inc.(a)	650	8,678
OneSpan, Inc.	634	7,228
PAR Technology Corp.(a)	345	12,192

The accompanying notes are an integral part of these financial statements.

82

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - (Continued)
Rapid7, Inc.(a)	832	$15,400
Rigetti Computing, Inc.(a)(b)	4,326	191,512
Telos Corp.(a)	2,529	17,349
V2X, Inc.(a)	260	14,843
Vuzix Corp.(a)	2,574	8,623
		774,106
Cosmetics/Personal Care - 0.4%
Edgewell Personal Care Co.	1,031	19,991
Honest Co., Inc.(a)	1,382	4,713
Interparfums, Inc.	262	23,357
Perrigo Co. PLC(b)	2,014	41,770
Prestige Consumer Healthcare, Inc.(a)	729	44,178
		134,009
Distribution/Wholesale - 0.8%
A-Mark Precious Metals, Inc.	473	12,572
G-III Apparel Group Ltd.(a)	832	22,339
MRC Global, Inc.(a)	962	13,420
OPENLANE, Inc.(a)	2,054	54,267
Resideo Technologies, Inc.(a)	1,830	78,324
Rush Enterprises, Inc. - Class A	962	47,532
ScanSource, Inc.(a)	157	6,736
VSE Corp.	286	51,675
		286,865
Diversified Financial Services - 3.6%
Acadian Asset Management, Inc.	573	27,561
Apollo Global Management, Inc.	91	11,312
Artisan Partners Asset Management, Inc. - Class A	962	42,001
B Riley Financial, Inc.(a)	1,256	6,280
BGC Group, Inc. - Class A	5,408	49,429
BitMine Immersion Technologies, Inc.(a)	1,068	49,822
Bread Financial Holdings, Inc.	1,092	68,414
Cohen & Steers, Inc.	416	28,421
Dave, Inc.(a)	106	25,368
Enact Holdings, Inc.	573	20,468
Enova International, Inc.(a)	364	43,524
EZCORP, Inc. - Class A(a)	1,196	21,827
Federal Agricultural Mortgage Corp. - Class C	182	28,873
Federated Hermes, Inc.	1,170	56,722
Guild Holdings Co. - Class A	338	6,719
LendingClub Corp.(a)	553	9,617
LendingTree, Inc.(a)	214	13,696
Moelis & Co. - Class A	1,456	92,209
Navient Corp.	1,040	12,719
Nelnet, Inc. - Class A	312	40,264
Oppenheimer Holdings, Inc. - Class A	313	21,835

The accompanying notes are an integral part of these financial statements.

83

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Paysign, Inc.(a)	861	$4,447
PennyMac Financial Services, Inc.	166	20,884
Perella Weinberg Partners	606	11,320
Piper Sandler Cos.	265	84,604
PJT Partners, Inc. - Class A	364	58,644
PRA Group, Inc.(a)	602	8,253
Radian Group, Inc.	2,420	82,135
Regional Management Corp.	442	17,393
Rocket Cos., Inc. - Class A(b)	2,947	49,097
StepStone Group, Inc. - Class A	1,047	63,741
StoneX Group, Inc.(a)	546	50,188
UWM Holdings Corp.	1,099	6,187
Velocity Financial, Inc.(a)	650	12,103
Victory Capital Holdings, Inc. - Class A	624	38,856
Virtu Financial, Inc. - Class A	1,248	43,480
Western Union Co.	5,334	49,766
WisdomTree, Inc.(b)	1,586	18,969
World Acceptance Corp.(a)	79	10,070
		1,307,218
Electric - 1.4%
ALLETE, Inc.	1,067	71,841
Ameresco, Inc. - Class A(a)	495	19,562
Avista Corp.	1,197	45,546
Black Hills Corp.	1,171	74,277
Clearway Energy, Inc. - Class A	1,378	41,326
Clearway Energy, Inc. - Class C	630	20,116
Hawaiian Electric Industries, Inc.(a)	2,480	28,818
MGE Energy, Inc.	495	41,021
Northwestern Energy Group, Inc.	783	46,722
Otter Tail Corp.	624	48,185
TXNM Energy, Inc.	1,248	70,886
Unitil Corp.	424	20,670
		528,970
Electrical Components & Equipment - 0.9%
American Superconductor Corp.(a)	444	26,298
AZZ, Inc.	242	24,164
Belden, Inc.	624	76,034
Energizer Holdings, Inc.	892	20,721
EnerSys	626	78,976
nLight, Inc.(a)	1,250	41,263
Powell Industries, Inc.	137	52,525
		319,981
Electronics - 3.2%
Advanced Energy Industries, Inc.	946	191,783
Applied Optoelectronics, Inc.(a)	650	23,114

The accompanying notes are an integral part of these financial statements.

84

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronics - (Continued)
Atkore, Inc.	582	$40,304
Atmus Filtration Technologies, Inc.	1,170	53,212
Avnet, Inc.	1,196	57,946
Bel Fuse, Inc. - Class B	104	16,015
Benchmark Electronics, Inc.	755	33,084
CTS Corp.	338	14,030
Enovix Corp.(a)	3,954	47,408
ESCO Technologies, Inc.	364	79,887
Evolv Technologies Holdings, Inc.(a)	1,881	14,559
Itron, Inc.(a)	477	47,857
Kimball Electronics, Inc.(a)	702	20,411
Knowles Corp.(a)	1,847	43,608
Kopin Corp.(a)	4,585	15,864
MicroVision, Inc.(a)	6,761	7,910
Mirion Technologies, Inc.(a)	2,160	63,439
Napco Security Technologies, Inc.	212	9,360
NVE Corp.	185	12,774
OSI Systems, Inc.(a)(b)	143	39,820
Plexus Corp.(a)	365	51,064
Sanmina Corp.(a)	807	110,599
Stoneridge, Inc.(a)	582	3,963
TTM Technologies, Inc.(a)	1,408	94,618
Vicor Corp.(a)	396	35,929
Vishay Intertechnology, Inc.	3,651	61,994
		1,190,552
Energy-Alternate Sources - 1.2%
Array Technologies, Inc.(a)(b)	3,150	27,279
ASP Isotopes, Inc.(a)	923	9,350
Eos Energy Enterprises, Inc.(a)(b)	3,445	55,223
Fluence Energy, Inc.(a)(b)	2,820	59,220
Gevo, Inc.(a)	3,436	8,040
Green Plains, Inc.(a)	3,288	33,801
Montauk Renewables, Inc.(a)	3,469	7,042
Plug Power, Inc.(a)(b)	13,844	37,240
REX American Resources Corp.(a)	1,248	39,973
Shoals Technologies Group, Inc. - Class A(a)	2,532	26,611
SolarEdge Technologies, Inc.(a)	1,383	48,530
Sunrun, Inc.(a)	3,106	64,481
T1 Energy, Inc.(a)	3,466	12,894
XPLR Infrastructure LP	1,692	16,683
		446,367
Engineering & Construction - 1.8%
Arcosa, Inc.	651	66,402
Argan, Inc.	157	48,075
Centuri Holdings, Inc.(a)	625	12,619

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Engineering & Construction - (Continued)
Construction Partners, Inc. - Class A(a)	572	$65,408
Everus Construction Group, Inc.(a)	741	67,350
Frontdoor, Inc.(a)	1,066	70,814
Granite Construction, Inc.(b)	702	72,243
Great Lakes Dredge & Dock Corp.(a)	1,092	12,394
Latham Group, Inc.(a)	1,093	7,924
Limbach Holdings, Inc.(a)	158	14,928
MYR Group, Inc.(a)	235	51,160
Orion Group Holdings, Inc.(a)	885	9,531
Primoris Services Corp.	689	97,507
Tutor Perini Corp.(a)	782	52,676
Uniti Group, Inc.(a)	2,484	14,308
		663,339
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. – Class A(a)(b)	7,724	20,005
Atlanta Braves Holdings, Inc. - Class C(a)	729	29,685
Bally’s Corp.(a)	738	13,439
Cinemark Holdings, Inc.(b)	1,456	39,326
Golden Entertainment, Inc.	416	8,403
Lionsgate Studios Corp.(a)	4,453	28,633
Madison Square Garden Entertainment Corp.(a)	625	27,600
Madison Square Garden Sports Corp.(a)	208	44,593
Marriott Vacations Worldwide Corp.	236	15,571
Penn Entertainment, Inc.(a)(b)	2,522	41,512
Pursuit Attractions and Hospitality, Inc.(a)	272	9,651
Red Rock Resorts, Inc. - Class A(b)	1,015	54,110
Rush Street Interactive, Inc.(a)	599	10,159
United Parks & Resorts, Inc.(a)	520	25,168
Webtoon Entertainment, Inc.(a)	185	3,243
		371,098
Environmental Control - 0.2%
CECO Environmental Corp.(a)	585	28,600
Energy Recovery, Inc.(a)	780	13,346
Enviri Corp.(a)	578	7,057
Pure Cycle Corp.(a)	1,171	12,893
PureCycle Technologies, Inc.(a)	1,977	22,894
		84,790
Food - 0.9%
Beyond Meat, Inc.(a)	2,369	3,921
Calavo Growers, Inc.	339	7,529
Cal-Maine Foods, Inc.	520	45,656
Chefs’ Warehouse, Inc.(a)	396	23,364
Flowers Foods, Inc.(b)	1,911	22,798
Grocery Outlet Holding Corp.(a)	1,612	21,939
Hain Celestial Group, Inc.(a)	4,321	5,012

The accompanying notes are an integral part of these financial statements.

86

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - (Continued)
Ingles Markets, Inc. - Class A	468	$32,339
J & J Snack Foods Corp.	197	16,676
John B Sanfilippo & Son, Inc.	182	11,426
Lifeway Foods, Inc.(a)	234	5,614
Mission Produce, Inc.(a)	989	11,393
Simply Good Foods Co.(a)	1,561	30,549
SunOpta, Inc.(a)	1,823	9,516
TreeHouse Foods, Inc.(a)	918	16,708
United Natural Foods, Inc.(a)	859	32,341
Utz Brands, Inc.	858	9,035
Weis Markets, Inc.	208	13,175
		318,991
Forest Products & Paper - 0.0%(c)
Sylvamo Corp.	366	14,860
Gas - 0.7%
Chesapeake Utilities Corp.	273	34,747
MDU Resources Group, Inc.	678	13,004
Northwest Natural Holding Co.	443	20,170
ONE Gas, Inc.	1,014	81,313
Spire, Inc.	1,196	103,334
		252,568
Hand/Machine Tools - 0.3%
Cadre Holdings, Inc.	260	11,040
Enerpac Tool Group Corp.	910	37,346
Franklin Electric Co., Inc.	364	34,496
Kennametal, Inc.	1,510	33,145
		116,027
Healthcare-Products - 3.5%
10X Genomics, Inc. - Class A(a)	1,229	16,764
Accuray, Inc.(a)	4,317	6,087
Adaptive Biotechnologies Corp.(a)	1,603	27,828
Alphatec Holdings, Inc.(a)	1,154	21,914
AngioDynamics, Inc.(a)	1,639	19,717
Artivion, Inc.(a)	625	28,356
AtriCure, Inc.(a)	911	31,475
Axogen, Inc.(a)	816	18,132
Azenta, Inc.(a)(b)	371	11,204
Beta Bionics, Inc.(a)	780	21,232
BioLife Solutions, Inc.(a)	1,146	31,939
CareDx, Inc.(a)	710	10,650
Castle Biosciences, Inc.(a)	269	6,859
CONMED Corp.	240	10,560
DENTSPLY SIRONA, Inc.	2,290	28,877
Embecta Corp.	832	11,099

The accompanying notes are an integral part of these financial statements.

87

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - (Continued)
Enovis Corp.(a)	808	$25,242
Envista Holdings Corp.(a)	3,848	78,307
GRAIL, Inc.(a)	495	45,505
Guardant Health, Inc.(a)(b)	1,512	140,646
Haemonetics Corp.(a)	657	32,857
ICU Medical, Inc.(a)	416	49,957
Inspire Medical Systems, Inc.(a)	449	32,364
Integer Holdings Corp.(a)	703	45,393
Integra LifeSciences Holdings Corp.(a)	1,109	13,319
iRadimed Corp.	390	29,956
iRhythm Technologies, Inc.(a)	400	74,920
Kestra Medical Technologies Ltd.(a)	1,045	28,612
Lantheus Holdings, Inc.(a)	925	53,363
LeMaitre Vascular, Inc.	171	14,810
MiMedx Group, Inc.(a)	1,768	13,525
Neogen Corp.(a)	2,992	18,461
NeuroPace, Inc.(a)	500	4,970
Novocure Ltd.(a)	1,432	18,344
OmniAb, Inc.(a)	5,148	7,979
Omnicell, Inc.(a)	689	23,130
OraSure Technologies, Inc.(a)	2,497	6,842
Quanterix Corp.(a)	1,331	7,108
Quantum-Si, Inc.(a)	7,887	16,957
QuidelOrtho Corp.(a)	756	20,404
Sanara Medtech, Inc.(a)	313	9,171
STAAR Surgical Co.(a)	636	16,453
Stereotaxis, Inc.(a)	4,004	11,652
Surmodics, Inc.(a)	209	5,734
Tactile Systems Technology, Inc.(a)	755	11,378
TransMedics Group, Inc.(a)(b)	498	65,507
Treace Medical Concepts, Inc.(a)	2,343	14,972
Twist Bioscience Corp.(a)	626	20,589
UFP Technologies, Inc.(a)	79	15,219
		1,276,339
Healthcare-Services - 1.8%
Acadia Healthcare Co., Inc.(a)	1,617	34,765
Addus HomeCare Corp.(a)	286	33,431
Astrana Health, Inc.(a)	790	24,656
Auna SA - Class A(a)	1,119	6,613
BrightSpring Health Services, Inc.(a)	781	25,812
Brookdale Senior Living, Inc.(a)	3,276	30,369
Clover Health Investments Corp.(a)	5,696	20,107
Concentra Group Holdings Parent, Inc.	1,458	29,043
CorVel Corp.(a)	390	28,841
Fulgent Genetics, Inc.(a)	572	12,841

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - (Continued)
GeneDx Holdings Corp.(a)	243	$33,269
Ginkgo Bioworks Holdings, Inc.(a)	312	4,053
Innovage Holding Corp.(a)	576	2,586
National HealthCare Corp.	260	31,054
Oscar Health, Inc. - Class A(a)	2,393	43,074
PACS Group, Inc.(a)	1,546	18,676
Pediatrix Medical Group, Inc.(a)	1,041	17,666
Pennant Group, Inc.(a)	702	17,360
Personalis, Inc.(a)	524	5,051
Privia Health Group, Inc.(a)	1,717	41,723
RadNet, Inc.(a)	963	73,178
Select Medical Holdings Corp.	1,291	17,855
Sonida Senior Living, Inc.(a)	234	6,061
Sotera Health Co.(a)	2,028	33,665
Strata Critical Medical, Inc.(a)	1,934	9,728
Surgery Partners, Inc.(a)	1,046	22,939
Teladoc Health, Inc.(a)	3,303	28,505
US Physical Therapy, Inc.	287	24,759
		677,680
Home Builders - 1.0%
Beazer Homes USA, Inc.(a)	208	4,659
Cavco Industries, Inc.(a)	104	55,099
Century Communities, Inc.	578	34,333
Champion Homes, Inc.(a)	763	52,059
Dream Finders Homes, Inc. - Class A(a)	527	10,435
Forestar Group, Inc.(a)	169	4,396
Green Brick Partners, Inc.(a)	676	43,764
LCI Industries(b)	442	45,743
M/I Homes, Inc.(a)	395	49,450
Tri Pointe Homes, Inc.(a)	1,482	47,202
Winnebago Industries, Inc.	584	22,023
		369,163
Home Furnishings - 0.3%
Arhaus, Inc.(a)	940	9,419
Daktronics, Inc.(a)	677	12,721
Ethan Allen Interiors, Inc.	469	11,336
Leggett & Platt, Inc.	2,835	26,479
MillerKnoll, Inc.	841	13,136
Sleep Number Corp.(a)	966	5,313
Sonos, Inc.(a)	1,310	22,492
		100,896
Household Products/Wares - 0.2%
ACCO Brands Corp.	1,961	7,373
Central Garden & Pet Co. - Class A(a)	573	15,935

The accompanying notes are an integral part of these financial statements.

89

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Products/Wares - (Continued)
Quanex Building Products Corp.	533	$7,574
Spectrum Brands Holdings, Inc.	262	14,117
WD-40 Co.	183	35,553
		80,552
Housewares - 0.1%
Newell Brands, Inc.	4,706	16,000
Scotts Miracle-Gro Co.	522	27,938
		43,938
Insurance - 2.6%
Abacus Global Management, Inc.(a)	1,047	5,256
American Coastal Insurance Corp.	547	6,476
AMERISAFE, Inc.	449	17,996
Assured Guaranty Ltd.	729	58,743
Ategrity Specialty Holdings LLC(a)	741	14,398
Baldwin Insurance Group, Inc. - Class A(a)	764	16,884
Bowhead Specialty Holdings, Inc.(a)	572	13,705
Brighthouse Financial, Inc.(a)	936	53,417
CNO Financial Group, Inc.	1,639	65,593
Donegal Group, Inc. - Class A	1,041	19,519
Employers Holdings, Inc.	520	19,828
Genworth Financial, Inc.(a)	3,278	27,666
Global Indemnity Group LLC - Class A	156	4,563
Goosehead Insurance, Inc. - Class A	312	21,425
Hagerty, Inc. - Class A(a)	1,274	14,294
Hamilton Insurance Group Ltd. - Class B(a)	417	9,870
HCI Group, Inc.	104	21,217
Hippo Holdings, Inc.(a)	416	15,300
Horace Mann Educators Corp.	599	26,781
Kemper Corp.	936	42,111
Kingsway Financial Services, Inc.(a)	599	8,530
Lemonade, Inc.(a)	1,071	64,346
Mercury General Corp.	442	34,167
NMI Holdings, Inc. - Class A(a)	1,457	53,078
Palomar Holdings, Inc.(a)	234	26,678
ProAssurance Corp.(a)	832	19,926
Root, Inc./OH(a)	104	8,374
Safety Insurance Group, Inc.	235	16,152
Selectquote, Inc.(a)	1,795	3,734
SiriusPoint Ltd.(a)	1,119	20,366
Skyward Specialty Insurance Group, Inc.(a)	377	17,187
Slide Insurance Holdings, Inc.(a)	1,834	29,326
Stewart Information Services Corp.	651	44,444
Trupanion, Inc.(a)	546	21,835
United Fire Group, Inc.	624	18,864

The accompanying notes are an integral part of these financial statements.

90

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Universal Insurance Holdings, Inc.(b)	547	$16,859
White Mountains Insurance Group Ltd.	31	59,041
		937,949
Internet - 1.9%
Angi, Inc.(a)	1,254	16,641
Backblaze, Inc. - Class A(a)	896	9,238
Bed Bath & Beyond, Inc.(a)	1,982	15,281
Bumble, Inc. - Class A(a)	1,366	7,581
Cargurus, Inc.(a)	1,014	35,612
Cars.com, Inc.(a)	1,094	11,750
Cogent Communications Holdings, Inc.	759	31,309
ePlus, Inc.	377	27,581
EverQuote, Inc. - Class A(a)	297	6,397
Figs, Inc. - Class A(a)	1,952	14,562
fuboTV, Inc. - Class A(a)(b)	4,500	17,010
Groupon, Inc.(a)(b)	287	5,777
HealthStream, Inc.	859	21,131
IAC, Inc.(a)	602	19,397
LifeMD, Inc.(a)	1,274	7,529
Liquidity Services, Inc.(a)	444	10,629
Magnite, Inc.(a)	1,439	25,729
MediaAlpha, Inc. - Class A(a)	755	9,626
Newegg Commerce, Inc.(a)	399	33,831
Newsmax, Inc.(a)	1,595	15,950
Opendoor Technologies, Inc.(a)	9,246	71,841
OptimizeRx Corp.(a)	1,482	30,366
Q2 Holdings, Inc.(a)	884	54,596
QuinStreet, Inc.(a)	893	13,208
RealReal, Inc.(a)	966	11,795
Revolve Group, Inc.(a)	446	9,866
RideNow Group, Inc. - Class B(a)	2,393	8,136
Rumble, Inc.(a)	2,272	15,586
Serve Robotics, Inc.(a)	505	6,681
Shutterstock, Inc.	499	12,490
Sprinklr, Inc. - Class A(a)	2,106	16,258
Stitch Fix, Inc. - Class A(a)	2,088	8,749
TripAdvisor, Inc.(a)	1,664	26,724
Upwork, Inc.(a)	1,691	26,955
Yelp, Inc.(a)	703	23,185
Ziff Davis, Inc.(a)	704	23,866
		702,863
Investment Companies - 1.4%
Bit Digital, Inc.(a)	3,564	13,044
Bitdeer Technologies Group(a)	784	17,405
Cannae Holdings, Inc.	755	13,500

The accompanying notes are an integral part of these financial statements.

91

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Investment Companies - (Continued)
Cipher Mining, Inc.(a)	2,608	$48,639
Cleanspark, Inc.(a)	3,700	65,860
Core Scientific, Inc.(a)	3,830	82,498
FTAI Infrastructure, Inc.	2,403	12,832
MARA Holdings, Inc.(a)(b)	5,059	92,428
Riot Platforms, Inc.(a)(b)	5,460	107,999
Terawulf, Inc.(a)(b)	3,672	56,916
		511,121
Leisure Time - 1.0%
Acushnet Holdings Corp.	520	40,212
Brunswick Corp./DE	457	30,212
Global Business Travel Group I(a)	989	7,773
Harley-Davidson, Inc.	1,304	35,182
Lindblad Expeditions Holdings, Inc.(a)	832	10,034
Lucky Strike Entertainment Corp.	729	6,109
Malibu Boats, Inc. - Class A(a)	184	5,128
OneSpaWorld Holdings Ltd.	1,015	23,619
Peloton Interactive, Inc. - Class A(a)	4,656	33,803
Polaris, Inc.	1,460	96,506
Sabre Corp.(a)	9,441	19,307
Topgolf Callaway Brands Corp.(a)	2,318	21,812
YETI Holdings, Inc.(a)	806	27,396
		357,093
Lodging - 0.2%
Century Casinos, Inc.(a)	5,210	10,003
Travel + Leisure Co.	1,092	68,556
		78,559
Machinery-Construction & Mining - 0.4%
Astec Industries, Inc.	417	19,403
Hyster-Yale, Inc.	448	16,101
NANO Nuclear Energy, Inc.(a)(b)	312	14,833
NuScale Power Corp.(a)	1,561	70,042
Terex Corp.	789	36,310
		156,689
Machinery-Diversified - 1.0%
Alamo Group, Inc.	234	41,820
Albany International Corp. - Class A	264	14,937
Cactus, Inc. - Class A(b)	497	21,953
Columbus McKinnon Corp./NY	2,373	38,514
DXP Enterprises, Inc./TX(a)	138	16,512
Gates Industrial Corp. PLC(a)(b)	3,198	70,612
Ichor Holdings Ltd.(a)	708	16,057
Kadant, Inc.	260	71,932
Lindsay Corp.	130	14,461

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Diversified - (Continued)
Mueller Water Products, Inc. - Class A	1,935	$49,652
Thermon Group Holdings, Inc.(a)	911	26,173
		382,623
Media - 0.4%
Altice USA, Inc. - Class A(a)	3,381	7,540
AMC Networks, Inc. - Class A(a)	557	4,222
Gray Media, Inc.	2,054	9,387
iHeartMedia, Inc. - Class A(a)	1,126	3,344
Liberty Latin America Ltd. - Class A(a)	365	2,847
Liberty Latin America Ltd. - Class C(a)(b)	2,552	20,186
Scholastic Corp.	348	9,977
Sinclair, Inc.	624	8,524
Sphere Entertainment Co.(a)	341	23,352
TEGNA, Inc.	2,678	52,676
Thryv Holdings, Inc.(a)	836	6,446
		148,501
Metal Fabricate/Hardware - 0.5%
Hillman Solutions Corp.(a)	3,510	32,362
Janus International Group, Inc.(a)	2,548	24,461
Mayville Engineering Co., Inc.(a)	364	6,486
Omega Flex, Inc.	317	8,765
Proto Labs, Inc.(a)	468	23,288
Ryerson Holding Corp.(b)	546	12,045
Standex International Corp.	131	30,553
Worthington Enterprises, Inc.	250	14,022
Worthington Steel, Inc.	314	10,045
Xometry, Inc. - Class A(a)	555	27,023
		189,050
Mining - 1.9%
Centrus Energy Corp. - Class A(a)(b)	260	95,540
Century Aluminum Co.(a)	1,094	32,404
Coeur Mining, Inc.(a)	8,307	142,631
Dakota Gold Corp.(a)	4,342	17,715
Elevra Lithium Ltd. - ADR(a)	354	10,001
Energy Fuels, Inc./Canada(a)	2,392	49,060
Hecla Mining Co.	10,194	131,197
Ivanhoe Electric, Inc. / US(a)	1,222	18,073
Kaiser Aluminum Corp.	240	21,727
McEwen, Inc.(a)	885	16,222
Perpetua Resources Corp.(a)(b)	1,508	36,237
United States Lime & Minerals, Inc.	108	12,660
Uranium Energy Corp.(a)	5,737	86,801
USA Rare Earth, Inc.(a)	687	13,362
		683,630

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Miscellaneous Manufacturing - 0.5%
Byrna Technologies, Inc.(a)	340	$6,885
Enpro, Inc.	241	55,914
Hillenbrand, Inc.(b)	1,248	39,437
Materion Corp.	218	24,989
Sight Sciences, Inc.(a)	678	3,431
Smith & Wesson Brands, Inc.	1,014	9,719
Trinity Industries, Inc.	988	27,042
		167,417
Multi-National - 0.1%
Banco Latinoamericano de Comercio Exterior SA	443	19,053
Office Furnishings - 0.2%
HNI Corp.	574	23,488
Interface, Inc.	780	19,422
Steelcase, Inc. - Class A	1,249	19,934
		62,844
Office-Business Equipment - 0.1%
Pitney Bowes, Inc.	3,278	32,387
Oil & Gas - 2.6%
Amplify Energy Corp.(a)	3,050	13,847
Berry Corp.	4,268	14,383
California Resources Corp.	1,120	52,831
Civitas Resources, Inc.	1,600	46,128
CNX Resources Corp.(a)	2,782	93,642
Crescent Energy Co. - Class A(b)	1,647	13,884
CVR Energy, Inc.(a)	1,198	42,637
Delek US Holdings, Inc.	1,047	39,535
Gulfport Energy Corp.(a)	338	62,871
Helmerich & Payne, Inc.	832	21,848
Kosmos Energy Ltd.(a)	9,441	14,822
Landbridge Co. LLC - Class A(b)	286	16,923
Murphy Oil Corp.	925	26,178
Northern Oil & Gas, Inc.	709	15,690
Par Pacific Holdings, Inc.(a)	2,080	83,158
Patterson-UTI Energy, Inc.	8,768	54,975
PBF Energy, Inc. - Class A	2,343	80,060
Sable Offshore Corp.(a)	1,014	10,607
SandRidge Energy, Inc.	1,560	18,580
Seadrill Ltd.(a)	1,206	38,061
SM Energy Co.	677	14,143
Talos Energy, Inc.(a)	1,494	14,656
Tamboran Resources Corp.(a)	469	11,622
Viper Energy, Inc. - Class A	2,304	86,538
Weatherford International PLC	786	57,920
		945,539

The accompanying notes are an integral part of these financial statements.

94

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Services - 1.2%
Archrock, Inc.	1,326	$33,508
Atlas Energy Solutions, Inc.(b)	2,348	29,068
Bristow Group, Inc.(a)	313	12,739
Civeo Corp.	442	9,185
DMC Global, Inc.(a)	938	7,560
DNOW, Inc.(a)(b)	2,028	29,812
Expro Group Holdings NV(a)	2,558	34,738
Flowco Holdings, Inc. - Class A	1,160	18,792
Forum Energy Technologies, Inc.(a)	754	20,192
Innovex International, Inc.(a)	884	17,742
Kodiak Gas Services, Inc.	859	31,680
Liberty Energy, Inc.	2,217	40,150
Matrix Service Co.(a)	730	10,964
Oceaneering International, Inc.(a)	1,443	33,607
ProPetro Holding Corp.(a)	1,049	10,889
RPC, Inc.	1,510	7,852
Select Water Solutions, Inc.	1,412	16,323
Solaris Energy Infrastructure, Inc.(b)	607	32,311
TETRA Technologies, Inc.(a)	1,671	11,797
Tidewater, Inc.(a)	867	43,861
		452,770
Packaging & Containers - 0.1%
Ardagh Metal Packaging SA	3,614	12,902
O-I Glass, Inc.(a)(b)	1,172	13,232
TriMas Corp.	755	26,825
		52,959
Pharmaceuticals - 2.2%
AdaptHealth Corp.(a)	1,872	16,829
Agios Pharmaceuticals, Inc.(a)	499	21,577
Akebia Therapeutics, Inc.(a)	4,213	9,311
Amneal Pharmaceuticals, Inc.(a)	2,288	24,756
Amphastar Pharmaceuticals, Inc.(a)	550	14,025
Amylyx Pharmaceuticals, Inc.(a)	1,700	23,681
Aquestive Therapeutics, Inc.(a)	1,145	7,809
Arvinas, Inc.(a)	1,875	19,012
Assertio Holdings, Inc.(a)	6,084	4,529
Avadel Pharmaceuticals PLC(a)	1,145	21,629
Candel Therapeutics, Inc.(a)	507	2,728
Catalyst Pharmaceuticals, Inc.(a)	1,560	33,181
Corbus Pharmaceuticals Holdings, Inc.(a)	945	11,482
CorMedix, Inc.(a)	520	5,788
Enanta Pharmaceuticals, Inc.(a)	1,229	13,470
Enliven Therapeutics, Inc.(a)	604	14,146
Fulcrum Therapeutics, Inc.(a)	1,638	14,332
Harmony Biosciences Holdings, Inc.(a)	373	10,657

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - (Continued)
Harrow, Inc.(a)	237	$8,951
Herbalife Ltd.(a)	1,612	12,896
Heron Therapeutics, Inc.(a)(b)	1,950	2,262
Indivior PLC(a)	1,262	37,065
KalVista Pharmaceuticals, Inc.(a)	729	7,953
MannKind Corp.(a)	4,305	24,065
Mirum Pharmaceuticals, Inc.(a)	833	60,517
Ocular Therapeutix, Inc.(a)	2,201	25,664
Organon & Co.	4,089	27,601
ORIC Pharmaceuticals, Inc.(a)	1,284	16,897
Pacira BioSciences, Inc.(a)	806	17,232
Protagonist Therapeutics, Inc.(a)	963	75,711
Rhythm Pharmaceuticals, Inc.(a)	938	106,707
Senseonics Holdings, Inc.(a)	952	6,712
SIGA Technologies, Inc.	1,484	12,287
Spyre Therapeutics, Inc.(a)	550	13,453
Supernus Pharmaceuticals, Inc.(a)	858	47,302
Vanda Pharmaceuticals, Inc.(a)	2,184	9,500
Voyager Therapeutics, Inc.(a)	2,657	12,408
Xeris Biopharma Holdings, Inc.(a)	2,938	28,499
		822,624
Pipelines - 0.1%
Excelerate Energy, Inc. - Class A	548	14,199
NextDecade Corp.(a)	2,965	17,582
Western Midstream Partners LP(b)	239	8,955
		40,736
Private Equity - 0.0%(c)
Patria Investments Ltd. - Class A	604	8,800
Real Estate - 0.7%
Belpointe Prep LLC(a)	131	8,675
Compass, Inc. - Class A(a)	5,880	45,335
eXp World Holdings, Inc.	1,070	10,957
Five Point Holdings LLC - Class A(a)	1,146	6,704
FRP Holdings, Inc.(a)	718	17,017
Howard Hughes Holdings, Inc.(a)	426	33,773
McGrath RentCorp	390	41,902
Newmark Group, Inc. - Class A	2,940	52,420
RMR Group, Inc. - Class A	1,067	16,506
St Joe Co.	433	24,586
		257,875
Retail - 3.3%
Academy Sports & Outdoors, Inc.	996	47,698
Advance Auto Parts, Inc.	858	40,438
American Eagle Outfitters, Inc.(b)	1,304	21,790

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
America’s Car-Mart, Inc./TX(a)	468	$10,408
Asbury Automotive Group, Inc.(a)	219	51,377
Biglari Holdings, Inc. - Class B(a)	53	19,149
BJ’s Restaurants, Inc.(a)	417	14,161
BlueLinx Holdings, Inc.(a)	209	13,677
Boot Barn Holdings, Inc.(a)	469	88,946
Buckle, Inc.	729	39,949
Build-A-Bear Workshop, Inc.(b)	262	14,206
Caleres, Inc.	858	9,472
Camping World Holdings, Inc. - Class A	1,484	19,530
Cheesecake Factory, Inc.(b)	859	42,778
Clean Energy Fuels Corp.(a)	1,779	5,088
Cracker Barrel Old Country Store, Inc.	289	9,739
Denny’s Corp.(a)	3,002	11,738
Designer Brands, Inc. - Class A	504	1,860
Dick’s Sporting Goods, Inc.	67	14,837
Dine Brands Global, Inc.	531	13,126
First Watch Restaurant Group, Inc.(a)	858	14,148
Freshpet, Inc.(a)(b)	766	37,695
Genesco, Inc.(a)	424	12,300
Group 1 Automotive, Inc.	160	63,606
Guess?, Inc.(b)	708	12,022
Haverty Furniture Cos., Inc.	522	11,385
J Jill, Inc.	494	7,445
Kohl’s Corp.	1,154	18,776
Krispy Kreme, Inc.	3,934	14,123
La-Z-Boy, Inc.	729	23,109
Macy’s, Inc.	3,020	58,860
National Vision Holdings, Inc.(a)	2,237	57,603
OneWater Marine, Inc. - Class A(a)	243	3,774
Papa John’s International, Inc.	651	33,077
Patrick Industries, Inc.	312	32,564
PC Connection, Inc.	208	12,682
PriceSmart, Inc.	416	47,815
Sally Beauty Holdings, Inc.(a)	2,193	33,136
Shake Shack, Inc. - Class A(a)	368	35,516
Signet Jewelers Ltd.	728	71,963
Sonic Automotive, Inc. - Class A	235	14,930
Sweetgreen, Inc. - Class A(a)	1,854	11,662
Vera Bradley, Inc.(a)	3,698	8,690
Victoria’s Secret & Co.(a)(b)	768	27,072
Warby Parker, Inc. - Class A(a)	1,075	21,059
Wendy’s Co.	1,853	15,825
Winmark Corp.	79	31,850
Zumiez, Inc.(a)	208	4,503
		1,227,157

The accompanying notes are an integral part of these financial statements.

97

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Savings & Loans - 0.9%
Axos Financial, Inc.(a)	858	$66,907
Banc of California, Inc.	2,444	41,475
Beacon Financial Corp.	710	17,281
Capitol Federal Financial, Inc.	2,341	14,140
Flushing Financial Corp.(b)	637	8,708
Home Bancorp, Inc.	365	19,400
Northwest Bancshares, Inc.	2,757	32,284
Provident Financial Services, Inc.	2,054	37,568
Timberland Bancorp, Inc./WA	521	16,734
WaFd, Inc.	1,144	33,210
WSFS Financial Corp.	911	47,454
		335,161
Semiconductors - 2.3%
ACM Research, Inc. - Class A(a)	626	25,954
Alpha & Omega Semiconductor Ltd.(a)	140	3,928
Ambarella, Inc.(a)	319	27,188
Arteris, Inc.(a)	1,151	15,665
Atomera, Inc.(a)	1,153	3,643
Axcelis Technologies, Inc.(a)	1,040	82,742
Blaize Holdings, Inc.(a)	2,054	8,031
CEVA, Inc.(a)	286	7,782
Diodes, Inc.(a)	325	17,342
FormFactor, Inc.(a)	577	31,706
Impinj, Inc.(a)	219	44,273
IPG Photonics Corp.(a)	416	35,410
Kulicke & Soffa Industries, Inc.	660	26,354
MaxLinear, Inc.(a)	918	13,908
Navitas Semiconductor Corp.(a)	6,788	91,367
Ouster, Inc.(a)	806	26,888
Penguin Solutions, Inc.(a)	637	14,186
Photronics, Inc.(a)	1,066	25,477
Power Integrations, Inc.	1,177	49,305
SEALSQ Corp.(a)	1,643	12,191
Semtech Corp.(a)	1,093	74,171
Silicon Laboratories, Inc.(a)	574	75,240
SiTime Corp.(a)	234	67,776
SkyWater Technology, Inc.(a)(b)	912	15,946
Synaptics, Inc.(a)	375	26,603
Veeco Instruments, Inc.(a)	730	20,988
		844,064
Software - 5.3%
8x8, Inc.(a)	2,211	4,068
ACI Worldwide, Inc.(a)	1,206	57,442
ACV Auctions, Inc. - Class A(a)	2,088	18,938
Adeia, Inc.	1,638	27,911

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Agilysys, Inc.(a)	217	$27,225
Alignment Healthcare, Inc.(a)	1,496	25,223
Alkami Technology, Inc.(a)	657	13,331
Amplitude, Inc. - Class A(a)	1,509	15,165
Appian Corp. - Class A(a)	678	20,293
Asana, Inc. - Class A(a)	1,022	14,359
AvePoint, Inc.(a)	1,431	20,134
Bandwidth, Inc. - Class A(a)	469	7,574
BigBear.ai Holdings, Inc.(a)(b)	2,525	17,473
Blackbaud, Inc.(a)	624	39,961
BlackLine, Inc.(a)	780	44,655
Blend Labs, Inc. - Class A(a)	3,120	10,327
Box, Inc. - Class A(a)(b)	2,392	76,759
Braze, Inc. - Class A(a)	1,508	43,219
C3.ai, Inc. - Class A(a)	996	17,510
Cerence, Inc.(a)	607	6,513
Clear Secure, Inc. - Class A	1,379	42,018
Clearwater Analytics Holdings, Inc. - Class A(a)	2,396	44,110
Commerce.com, Inc.(a)	1,769	8,190
Concentrix Corp.	754	30,394
Consensus Cloud Solutions, Inc.(a)	365	10,702
CSG Systems International, Inc.(b)	210	16,437
Digi International, Inc.(a)	417	15,296
Digital Turbine, Inc.(a)	1,483	9,254
DigitalOcean Holdings, Inc.(a)	1,077	43,791
Donnelley Financial Solutions, Inc.(a)	315	14,474
DoubleVerify Holdings, Inc.(a)	2,324	26,447
Evolent Health, Inc. - Class A(a)	1,614	10,765
Exodus Movement, Inc. - Class A(a)	138	3,380
Expensify, Inc. - Class A(a)	2,319	3,780
Fastly, Inc. - Class A(a)	1,332	11,042
Five9, Inc.(a)	1,128	27,388
Freshworks, Inc. - Class A(a)	3,721	41,303
Genius Sports Ltd.(a)	2,704	30,447
GigaCloud Technology, Inc. - Class A(a)(b)	549	15,361
Hinge Health, Inc. - Class A(a)	297	14,779
Innodata, Inc.(a)	391	29,172
Intapp, Inc.(a)	780	29,936
Jamf Holding Corp.(a)	1,808	23,233
JFrog Ltd.(a)(b)	1,431	67,944
Klaviyo, Inc. - Class A(a)	912	23,712
Life360, Inc.(a)(b)	999	98,611
LiveRamp Holdings, Inc.(a)	1,040	28,434
N-able, Inc./US(a)	632	4,949
nCino, Inc.(a)(b)	888	23,692

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
ON24, Inc.(a)	1,977	$10,913
Onestream, Inc.(a)	968	18,285
Pagaya Technologies Ltd. - Class A(a)	1,172	31,515
PagerDuty, Inc.(a)	1,508	24,218
Phreesia, Inc.(a)	392	8,875
Planet Labs PBC(a)	3,952	53,154
Playtika Holding Corp.	2,111	7,747
Porch Group, Inc.(a)	3,174	47,769
Progress Software Corp.(a)	500	21,320
PROS Holdings, Inc.(a)	892	20,561
Quantum Computing, Inc.(a)(b)	1,856	31,014
RingCentral, Inc. - Class A(a)	780	23,494
Sapiens International Corp. NV	579	24,926
Schrodinger, Inc./United States(a)	842	17,716
SEMrush Holdings, Inc. - Class A(a)	788	5,721
Silvaco Group, Inc.(a)	1,598	9,412
SoundHound AI, Inc. - Class A(a)(b)	4,996	88,029
Teradata Corp.(a)	1,753	36,550
Verint Systems, Inc.(a)	1,352	27,419
Vimeo, Inc.(a)	2,811	21,926
Workiva, Inc.(a)	662	56,277
Yext, Inc.(a)	1,378	11,672
Zeta Global Holdings Corp. - Class A(a)	2,574	46,306
ZoomInfo Technologies, Inc.(a)	5,028	56,414
		1,958,354
Telecommunications - 2.3%
A10 Networks, Inc.	1,067	19,035
ADTRAN Holdings, Inc.(a)	1,872	19,506
Anterix, Inc.(a)	392	7,926
Applied Digital Corp.(a)(b)	2,613	90,567
Array Digital Infrastructure, Inc.	156	7,663
BlackSky Technology, Inc.(a)	945	19,958
Calix, Inc.(a)	1,196	81,830
Clearfield, Inc.(a)	260	9,178
CommScope Holding Co., Inc.(a)	3,069	53,094
DigitalBridge Group, Inc.	2,214	26,192
EchoStar Corp. - Class A(a)(b)	1,665	124,658
Extreme Networks, Inc.(a)	1,750	33,285
Globalstar, Inc.(a)(b)	704	38,305
Gogo, Inc.(a)	3,276	29,812
Harmonic, Inc.(a)	1,026	10,978
IDT Corp. - Class B	339	17,174
Iridium Communications, Inc.	1,276	24,435
Powerfleet, Inc. NJ(a)	2,942	15,004
Ribbon Communications, Inc.(a)	3,355	11,273

The accompanying notes are an integral part of these financial statements.

100

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - (Continued)
Satellogic, Inc.(a)	1,644	$3,140
Spok Holdings, Inc.	494	7,059
Telephone and Data Systems, Inc.	1,378	53,494
Viasat, Inc.(a)(b)	1,690	67,296
Viavi Solutions, Inc.(a)	3,328	58,906
		829,768
Textiles - 0.1%
UniFirst Corp./MA	208	32,105
Transportation - 1.5%
ArcBest Corp.	189	14,046
Costamare Bulkers Holdings Ltd.(a)	1,596	20,652
Costamare, Inc.	1,044	12,758
CryoPort, Inc.(a)	1,099	10,155
DHT Holdings, Inc.	1,231	16,348
Euroseas Ltd.	234	13,464
Frontline PLC(b)	2,011	50,355
Global Ship Lease, Inc. - Class A	288	9,081
Hub Group, Inc. - Class A	923	33,994
International Seaways, Inc.	369	18,904
Marten Transport Ltd.	1,668	17,097
Matson, Inc.	522	52,696
Navigator Holdings Ltd.	2,548	41,889
Nordic American Tankers Ltd.(b)	2,159	7,945
Radiant Logistics, Inc.(a)	1,145	6,927
RXO, Inc.(a)(b)	1,701	30,159
Safe Bulkers, Inc.	2,990	14,023
Schneider National, Inc. - Class B	702	15,002
Scorpio Tankers, Inc.	598	36,897
SFL Corp. Ltd.	5,774	43,074
Star Bulk Carriers Corp.	1,102	20,740
StealthGas, Inc.(a)	3,251	22,269
Teekay Tankers Ltd. – Class A	295	17,995
Universal Logistics Holdings, Inc.	52	841
Werner Enterprises, Inc.	631	16,532
		543,843
Trucking & Leasing - 0.2%
GATX Corp.	366	57,407
Greenbrier Cos., Inc.	520	21,720
Willis Lease Finance Corp.	65	8,345
		87,472
Water - 0.3%
American States Water Co.	520	37,081
California Water Service Group	780	34,616
Global Water Resources, Inc.	910	9,027

The accompanying notes are an integral part of these financial statements.

101

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Water - (Continued)
H2O America	287	$13,274
Middlesex Water Co.	235	13,506
		107,504
TOTAL COMMON STOCKS (Cost $29,485,385)		32,707,637
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.1%
Commercial Services - 0.2%
CoreCivic, Inc.(a)	1,950	36,134
GEO Group, Inc.(a)	1,697	28,798
		64,932
Investment Companies - 0.1%
HA Sustainable Infrastructure Capital, Inc.	1,898	52,593
REITS - 5.8%
Acadia Realty Trust	1,664	31,733
Alexander & Baldwin, Inc.	1,145	18,286
Alexander’s, Inc.	53	11,709
Alpine Income Property Trust, Inc.	884	12,977
American Healthcare REIT, Inc.	1,796	81,395
Apartment Investment and Management Co. - Class A	3,537	18,817
Apollo Commercial Real Estate Finance, Inc.	5,331	52,191
Apple Hospitality REIT, Inc.	2,707	30,291
Arbor Realty Trust, Inc.(b)	2,604	26,274
Armada Hoffler Properties, Inc.	917	5,997
ARMOUR Residential REIT, Inc.(b)	1,077	17,469
Blackstone Mortgage Trust, Inc. - Class A	1,925	35,574
BrightSpire Capital, Inc.	2,340	12,074
Broadstone Net Lease, Inc.	2,705	48,474
CareTrust REIT, Inc.	2,574	89,189
CBL & Associates Properties, Inc.	702	20,758
Centerspace	183	10,843
Chimera Investment Corp.	1,560	19,906
Claros Mortgage Trust, Inc.(a)	2,327	7,446
Community Healthcare Trust, Inc.	729	10,687
COPT Defense Properties(b)	1,482	41,748
CTO Realty Growth, Inc.	884	14,745
Curbline Properties Corp.(b)	1,352	31,177
DiamondRock Hospitality Co.	4,056	31,718
Diversified Healthcare Trust	2,403	10,237
Douglas Emmett, Inc.	2,392	30,953
Dynex Capital, Inc.	1,626	21,528
Ellington Financial, Inc.	1,613	21,485
Elme Communities	1,820	29,939
Empire State Realty Trust, Inc. - Class A(b)	3,120	23,057

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
REITS - (Continued)
EPR Properties	962	$47,157
Farmland Partners, Inc.	1,196	11,996
Four Corners Property Trust, Inc.	1,588	37,540
Gladstone Land Corp.	1,988	18,011
Global Medical REIT, Inc.	523	16,056
Global Net Lease, Inc.	2,278	17,358
Highwoods Properties, Inc.	1,378	39,452
Hudson Pacific Properties, Inc.(a)	6,136	14,972
Innovative Industrial Properties, Inc.	327	16,399
InvenTrust Properties Corp.	624	17,098
KKR Real Estate Finance Trust, Inc.	1,118	9,101
Ladder Capital Corp.	1,873	19,798
LXP Industrial Trust	7,360	69,846
Macerich Co.	3,642	62,460
Medical Properties Trust, Inc.	6,765	34,975
Millrose Properties, Inc.(b)	1,157	37,267
National Health Investors, Inc.	612	45,600
National Storage Affiliates Trust	733	21,323
NET Lease Office Properties	286	8,394
NETSTREIT Corp.(b)	1,352	25,174
NexPoint Residential Trust, Inc.	443	13,587
One Liberty Properties, Inc.	598	12,014
Orchid Island Capital, Inc.	1,587	11,474
Orion Properties, Inc.	6,740	16,648
Outfront Media, Inc.(a)	2,606	46,100
Paramount Group, Inc.(a)	2,783	18,201
Park Hotels & Resorts, Inc.	2,763	28,431
Pebblebrook Hotel Trust	1,536	16,067
Phillips Edison & Co., Inc.	2,055	69,541
Piedmont Realty Trust, Inc. - Class A	1,535	12,372
Postal Realty Trust, Inc. - Class A	1,119	16,572
PotlatchDeltic Corp.	988	39,520
Ready Capital Corp.	3,334	9,769
RLJ Lodging Trust	1,822	12,390
Sabra Health Care REIT, Inc.	3,511	62,566
Saul Centers, Inc.	417	12,347
Service Properties Trust	9,422	20,163
Sila Realty Trust, Inc.	497	11,779
SL Green Realty Corp.	1,067	54,791
Summit Hotel Properties, Inc.	2,817	14,479
Sunstone Hotel Investors, Inc.	4,031	35,674
Tanger, Inc.	2,080	67,725
TPG RE Finance Trust, Inc.	1,170	10,121
Two Harbors Investment Corp.	1,435	13,948
UMH Properties, Inc.	1,846	26,841
Urban Edge Properties	2,496	47,998

The accompanying notes are an integral part of these financial statements.

103

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Investments
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
REITS - (Continued)
Veris Residential, Inc.	884	$12,694
Xenia Hotels & Resorts, Inc.	967	11,894
		2,114,360
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,314,593)		2,231,885

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.4%(a)
Put Options - 1.4%
iShares Russell 2000 ETF(d)(e)(f)
Expiration: 12/31/2025; Exercise Price: $200.00	$9,381,363	381	31,242
Expiration: 03/31/2026; Exercise Price: $180.00	9,750,708	396	52,668
Expiration: 06/30/2026; Exercise Price: $195.00	7,608,507	309	116,184
Expiration: 09/30/2026; Exercise Price: $215.00	8,888,903	361	315,153
TOTAL PURCHASED OPTIONS (Cost $1,014,685)			515,247

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(g)	1,979,972	1,979,972
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,979,972)		1,979,972
TOTAL INVESTMENTS - 102.0% (Cost $34,794,635)		$37,434,741
Money Market Deposit Account - 3.4%(h)		1,230,073
Liabilities in Excess of Other Assets - (5.4)%		(1,952,531)
TOTAL NET ASSETS - 100.0%		$36,712,283

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $1,946,895.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)%
Russell 2000 Index(a)(b)
Expiration: 11/05/2025; Exercise Price: $2,540.00	$(12,148,967)	(49)	$(14,700)
Expiration: 11/10/2025; Exercise Price: $2,605.00	(11,405,152)	(46)	(6,325)
Expiration: 11/14/2025; Exercise Price: $2,565.00	(11,901,029)	(48)	(52,080)
TOTAL WRITTEN OPTIONS (Premiums received $157,099)			$(73,105)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Common Stocks	$32,707,637	89.1%
Real Estate Investment Trusts - Common	2,231,885	6.1
Purchased Options	515,247	1.4
Written Options	(73,105)	(0.2)
Investments Purchased with Proceeds from Securities Lending	1,979,972	5.4
Money Market Deposit Account	1,230,073	3.4
Liabilities in Excess of Other Assets	(1,879,426)	(5.2)
	$36,712,283	100.0%

The accompanying notes are an integral part of these financial statements.

105

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.9% (a)
Call Options - 113.9%
SPDR S&P 500 ETF Trust (b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $5.88	$11,936,050	175	$11,802,130
Expiration: 12/31/2025; Exercise Price: $615.38	20,802,830	305	2,232,380
Expiration: 03/31/2026; Exercise Price: $5.62	11,117,578	163	10,985,403
Expiration: 03/31/2026; Exercise Price: $587.36	17,801,766	261	2,877,486
Expiration: 06/30/2026; Exercise Price: $6.20	11,185,784	164	11,025,553
Expiration: 06/30/2026; Exercise Price: $648.74	19,438,710	285	1,999,859
Expiration: 09/30/2026; Exercise Price: $6.69	12,481,698	183	12,275,856
Expiration: 09/30/2026; Exercise Price: $699.49	20,802,830	305	1,411,506
TOTAL PURCHASED OPTIONS (Cost $45,415,163)			54,610,173
TOTAL INVESTMENTS - 113.9% (Cost $45,415,163)			$54,610,173
Money Market Deposit Account - 0.3% (e)			140,732
Liabilities in Excess of Other Assets - (14.2)%			(6,794,731)
TOTAL NET ASSETS - 100.0%			$47,956,174

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

106

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.1)%
Call Options - (14.1)%
SPDR S&P 500 ETF Trust(a)(b)
Expiration: 12/31/2025; Exercise Price: $586.10	$(11,936,050)	(175)	$(1,761,401)
Expiration: 03/31/2026; Exercise Price: $559.41	(11,117,578)	(163)	(2,209,147)
Expiration: 06/30/2026; Exercise Price: $617.87	(11,185,784)	(164)	(1,548,080)
Expiration: 09/30/2026; Exercise Price: $666.21	(12,481,698)	(183)	(1,244,607)
TOTAL WRITTEN OPTIONS (Premiums received $3,585,218)			$(6,763,235)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$54,610,173	113.9%
Written Options	(6,763,235)	(14.1)
Money Market Deposit Account	140,732	0.3
Liabilities in Excess of Other Assets	(31,496)	(0.1)
	$47,956,174	100.0%

The accompanying notes are an integral part of these financial statements.

107

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Innovator Buffer Step-Up Strategy ETF	Innovator Deepwater Frontier Tech ETF	Innovator Equity Autocallable Income Strategy ETF	Innovator Equity Managed 100 Buffer ETF	Innovator Equity Managed Floor ETF
ASSETS:
Investments, at value	$60,006,742	$179,907,626	$4,332,043	$77,617,511	$1,238,932,415
Deposit at broker for other investments	199	—	—	—	—
Cash - interest bearing deposit account	88,411	406,699	37,692	1,347,085	15,549,000
Cash	—	—	—	5,751	210,217
Interest receivable	364	617	272	4,272	52,310
Unrealized appreciation on swap contracts	—	—	17,073	—	—
Receivable for investments sold	—	414	—	67,974	1,089,139
Receivable for fund shares sold	—	4,072,125	—	1,345,020	—
Due from related parties	—	—	45,747	—	—
Dividends receivable	—	6,813	—	33,201	525,351
Security lending income receivable	—	1,533	—	641	2,676
Receivable for transaction fee	—	—	5,638	2	10
Swap premiums paid	—	—	3,403	—	—
Total assets	60,095,716	184,395,827	4,441,868	80,421,457	1,256,361,118
LIABILITIES:
Written option contracts, at value	3,016,054	—	—	195,574	3,408,593
Payable to adviser	42,711	82,102	1,890	48,036	867,916
Unrealized depreciation on swap contracts	—	—	62,888	—	—
Payable for investments purchased	—	4,344,321	—	1,309,055	—
Payable upon return of securities loaned	—	13,012,242	—	4,873,686	24,421,573
Due to broker	—	—	—	—	12,509
Swap premiums received	—	—	25,313	—	—
Total liabilities	3,058,765	17,438,665	90,091	6,426,351	28,710,591
NET ASSETS	$ 57,036,951	$166,957,162	$4,351,777	$73,995,106	$1,227,650,527
Net Assets Consists of:
Paid-in capital	$60,318,930	$143,253,251	$4,383,271	$71,163,624	$1,104,687,435
Total distributable earnings/ (accumulated losses)	(3,281,979)	23,703,911	(31,494)	2,831,482	122,963,092
Total net assets	$ 57,036,951	$166,957,162	$4,351,777	$73,995,106	$1,227,650,527
Net assets	$57,036,951	$166,957,162	$4,351,777	$73,995,106	$1,227,650,527
Shares issued and outstanding(a)	1,550,000	2,050,001	175,000	2,750,000	33,350,000
Net asset value per share	$36.80	$81.44	$24.87(b)	$26.91	$36.81
Cost:
Investments, at cost	$58,919,263	$129,283,412	$4,331,004	$74,051,570	$1,057,654,338
Proceeds:
Written options premium received	$2,660,693	$—	$—	$182,620	$3,142,663
Loaned Securities:
at value (included in investments)	$—	$13,611,333	$—	$4,824,665	$24,270,766

(a)	Unlimited shares authorized without par value.
(b)	The Net Asset Value (NAV) presented in these financial statements reflects an updated NAV calculation as of 10/31/2025 due to U.S. GAAP adjustments for financial statement reporting purposes.
The accompanying notes are an integral part of these financial statements.

108

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

	Innovator Equity Premium Income - Daily PutWrite ETF	Innovator Gradient Tactical Rotation Strategy ETF	Innovator Hedged Nasdaq-100 ETF	Innovator IBD 50 ETF	Innovator IBD Breakout Opportunities ETF
ASSETS:
Investments, at value	$8,831,046	$61,239,146	$4,119,061	$136,682,821	$12,368,029
Deposit at broker for other investments	200	—	315	—	—
Cash - interest bearing deposit account	911,102	11,438	10,971	993,192	98,155
Cash	1,500,000	—	450	—	—
Dividends receivable	1,880	26,373	441	—	—
Interest receivable	452	255	61	1,854	162
Receivable for investments sold	435	—	3,072	26,089,907	—
Security lending income receivable	63	839	43	8,048	298
Dividend tax reclaims receivable	20	70,823	—	7,644	760
Foreign currency, at value	—	1,908	—	—	—
Prepaid expenses and other assets	—	17,710	—	346	—
Total assets	11,245,198	61,368,492	4,134,414	163,783,812	12,467,404
LIABILITIES:
Written option contracts, at value	644	—	108,856	—	—
Payable for investments purchased	2,344,713	—	—	27,492,981	—
Payable upon return of securities loaned	689,564	4,508,026	284,226	22,377,262	1,137,506
Distributions payable	39,844	—	—	—	—
Payable to adviser	5,442	39,610	2,908	47,378	7,732
Payable for expenses and other liabilities	—	—	—	74,026	—
Total liabilities	3,080,207	4,547,636	395,990	49,991,647	1,145,238
NET ASSETS	$8,164,991	$56,820,856	$ 3,738,424	$113,792,165	$11,322,166
Net Assets Consists of:
Paid-in capital	$7,614,821	$87,462,417	$4,308,828	$400,714,444	$21,506,536
Total distributable earnings/ (accumulated losses)	550,170	(30,641,561)	(570,404)	(286,922,279)	(10,184,370)
Total net assets	$8,164,991	$56,820,856	$ 3,738,424	$113,792,165	$11,322,166
Net assets	$8,164,991	$56,820,856	$ 3,738,424	$113,792,165	$11,322,166
Shares issued and outstanding(a)	300,000	2,050,000	125,000	2,800,000	300,000
Net asset value per share	$27.22	$27.72	$29.91	$40.64	$37.74
Cost:
Investments, at cost	$ 8,173,280	$55,062,570	$ 3,529,556	$120,882,515	$12,118,827
Foreign currency, at cost	$—	$1,931	$—	$—	$—
Proceeds:
Written options premium received	$435	$—	$70,123	$—	$—
Loaned Securities:
at value (included in investments)	$673,842	$4,376,754	$277,045	$20,591,395	$1,117,922

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

109

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

	Innovator Index Autocallable Income Strategy ETF	Innovator Laddered Allocation Buffer ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Nasdaq-100 Managed Floor ETF	Innovator Power Buffer Step-Up Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value	$ 3,698,207	$3,104,400	$6,800,000	$ 410,414,027	$ 133,095,228
Investments in affiliated securities, at value	—	233,193,058	734,289,906	—	—
Deposit at broker for other investments	—	—	—	401	303
Cash - interest bearing deposit account	60,314	354,349	1,045,548	5,831,453	192,222
Cash	—	—	—	88,051	—
Swap premiums paid	7,003	—	—	—	—
Receivable for investments sold	—	—	—	2,200,630	142,459,828
Interest receivable	367	1,311	3,604	19,689	570
Receivable for fund shares sold	—	—	—	3,434,530	—
Due from related parties	22,999	—	—	—	—
Dividends receivable	—	—	—	44,101	—
Security lending income receivable	—	4,877	6,507	746	—
Total assets	3,788,890	236,657,995	742,145,565	422,033,628	275,748,151
LIABILITIES:
Written option contracts, at value	—	—	—	2,520,520	6,551,504
Unrealized depreciation on swap contracts	12,503	—	—	—	—
Payable to adviser	2,163	19,516	62,241	271,711	98,596
Payable for investments purchased	—	—	—	4,398,621	142,209,756
Payable for capital shares redeemed	—	—	—	1,717,265	—
Payable upon return of securities loaned	—	3,104,400	6,800,000	14,478,423	—
Broker Commissions on in-kind transactions payable	—	—	—	—	468
Total liabilities	14,666	3,123,916	6,862,241	23,386,540	148,860,324
NET ASSETS	$3,774,224	$ 233,534,079	$ 735,283,324	$ 398,647,088	$ 126,887,827
Net Assets Consists of:
Paid-in capital	$3,773,716	$195,311,104	$681,820,591	$339,818,868	$131,541,089
Total distributable earnings	508	38,222,975	53,462,733	58,828,220	(4,653,262)
Total net assets	$3,774,224	$ 233,534,079	$ 735,283,324	$ 398,647,088	$ 126,887,827
Net assets	$3,774,224	$ 233,534,079	$ 735,283,324	$ 398,647,088	$ 126,887,827
Shares issued and outstanding(a)	150,000	6,475,000	14,950,000	11,600,000	3,625,000
Net asset value per share	$25.16(b)	$36.07	$49.18	$34.37	$35.00
Cost:
Investments in unaffiliated securities, at cost	$ 3,697,305	$3,104,400	$6,800,000	$ 318,817,743	$ 133,102,888
Investments in affiliated securities, at cost	$—	$ 194,751,020	$ 641,726,541	$—	$—
Proceeds:
Written options premium received	$—	$—	$—	$1,514,657	$6,543,844
Loaned Securities:
at value (included in investments)	$—	$3,048,433	$6,633,600	$14,197,201	$—

(a)	Unlimited shares authorized without par value.
(b)	The Net Asset Value (NAV) presented in these financial statements reflects an updated NAV calculation as of 10/31/2025 due to U.S. GAAP adjustments for financial statement reporting purposes.
The accompanying notes are an integral part of these financial statements.

110

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

	Innovator S&P Investment Grade Preferred ETF	Innovator U.S. Small Cap Managed Floor ETF	Innovator Uncapped Accelerated U.S. Equity ETF
ASSETS:
Investments, at value	$85,856,331	$37,434,741	$54,610,173
Deposit at broker for other investments	—	—	199
Cash - interest bearing deposit account	721,574	1,230,073	140,732
Cash	—	51,619	—
Dividends receivable	45,352	6,384	—
Security lending income receivable	4,681	5,698	—
Interest receivable	1,903	2,340	531
Receivable for investments sold	—	55,091	—
Receivable for transaction fee	—	8	—
Total assets	86,629,841	38,785,954	54,751,635
LIABILITIES:
Written option contracts, at value	—	73,105	6,763,235
Payable upon return of securities loaned	2,867,253	1,979,972	—
Distributions payable	395,250	—	—
Payable to adviser	33,912	20,424	32,106
Broker Commissions on in-kind transactions payable	—	—	120
Due to broker	—	170	—
Total liabilities	3,296,415	2,073,671	6,795,461
NET ASSETS	$83,333,426	$36,712,283	$47,956,174
Net Assets Consists of:
Paid-in capital	$130,787,735	$34,439,051	$48,704,655
Total distributable earnings/(accumulated losses)	(47,454,309)	2,273,232	(748,481)
Total net assets	$83,333,426	$36,712,283	$47,956,174
Net assets	$83,333,426	$36,712,283	$47,956,174
Shares issued and outstanding(a)	4,650,000	1,300,000	1,000,000
Net asset value per share	$17.92	$28.24	$47.96
Cost:
Investments, at cost	$96,464,206	$34,794,635	$45,415,163
Proceeds:
Written options premium received	$—	$157,099	$3,585,218
Loaned Securities:
at value (included in investments)	$2,781,873	$1,946,895	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

111

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025

	Innovator Buffer Step-Up Strategy ETF	Innovator Deepwater Frontier Tech ETF	Innovator Equity Autocallable Income Strategy ETF(a)	Innovator Equity Managed 100 Buffer ETF(b)	Innovator Equity Managed Floor ETF
INVESTMENT INCOME:
Dividend income	$—	$192,164	$—	$180,903	$9,526,295
Less: Dividend withholding taxes	—	(15,496)	—	—	(1,955)
Less: Issuance fees	—	—	—	(5)	(276)
Interest income	3,996	8,840	11,065	15,051	518,285
Securities lending income	—	15,617	—	1,137	48,280
Total investment income	3,996	201,125	11,065	197,086	10,090,629
EXPENSES:
Investment advisory fee	556,537	620,943	2,023	149,166	7,153,335
Total expenses	556,537	620,943	2,023	149,166	7,153,335
Net investment income/(loss)	(552,541)	(419,818)	9,042	47,920	2,937,294
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(656,711)	5,491,835	—	(801,208)	(37,943,868)
In-kind redemptions	8,852,753	5,824,585	—	212,378	37,382,584
Written option contracts expired or closed	(1,264,173)	—	—	58,836	(1,225,309)
Swap contracts	—	—	4,240	—	—
Other investments	—	—	—	—	(8,395)
Foreign currency transactions	—	(12,351)	—	—	—
Net realized gain (loss)	6,931,869	11,304,069	4,240	(529,994)	(1,794,988)
Net change in unrealized appreciation (depreciation) on:
Investments	1,456,601	39,071,656	1,039	3,565,941	135,663,707
Written option contracts	(408,054)	—	—	(12,954)	(1,498,092)
Swap contracts	—	—	(45,815)	—	—
Foreign currency translation	—	95	—	—	—
Net change in unrealized appreciation (depreciation)	1,048,547	39,071,751	(44,776)	3,552,987	134,165,615
Net realized and unrealized gain (loss)	7,980,416	50,375,820	(40,536)	3,022,993	132,370,627
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,427,875	$ 49,956,002	$(31,494)	$ 3,070,913	$ 135,307,921

(a)	Inception date of the Fund was September 24, 2025.
(b)	Inception date of the Fund was May 12, 2025.
The accompanying notes are an integral part of these financial statements.

112

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025(Continued)

	Innovator Equity Premium Income - Daily PutWrite ETF(a)	Innovator Gradient Tactical Rotation Strategy ETF	Innovator Hedged Nasdaq-100 ETF	Innovator IBD 50 ETF	Innovator IBD Breakout Opportunities ETF
INVESTMENT INCOME:
Dividend income	$24,071	$1,257,187	$67,446	$256,719	$109,316
Less: Dividend withholding taxes	(4)	(36,977)	(174)	(13,534)	(2,957)
Less: Issuance fees	—	(2,216)	(26)	(6,067)	(430)
Interest income	256,183	25,730	591	13,948	2,234
Securities lending income	91	6,930	538	434,720	5,771
Total investment income	280,341	1,250,654	68,375	685,786	113,934
EXPENSES:
Investment advisory fee	32,575	719,038	69,848	532,816	99,856
Fund administration and accounting fees	—	—	—	63,260	—
Compliance fees	—	—	—	851	—
Custodian fees	—	—	—	17,830	—
Legal fees	—	—	—	27,012	—
Audit fees	—	—	—	15,339	—
Reports to shareholders	—	—	—	9,803	—
Trustees’ fees	—	—	—	2,822	—
Federal and state registration fees	—	—	—	2,389	—
Other expenses and fees	—	—	—	112,268	—
Total expenses	32,575	719,038	69,848	784,390	99,856
Expense reimbursement by Adviser	—	—	—	(175,458)	—
Net expenses	32,575	719,038	69,848	608,932	99,856
Net investment income/(loss)	247,766	531,616	(1,473)	76,854	14,078
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(101,247)	(16,338,128)	(605,450)	14,740,667	369,559
In-kind redemptions	764	1,088,252	1,858,284	5,980,861	443,082
Written option contracts expired or closed	(6,036)	—	(441,843)	—	—
Other investments	—	97	—	—	—
Foreign currency transactions	—	(144,351)	—	(193)	—
Net realized gain (loss)	(106,519)	(15,394,130)	810,991	20,721,335	812,641
Net change in unrealized appreciation (depreciation) on:
Investments	657,766	15,606,017	597,993	11,734,456	(418,898)
Written option contracts	(209)	—	(78,303)	—	—
Foreign currency translation	—	11,425	—	84	—
Net change in unrealized appreciation (depreciation)	657,557	15,617,442	519,690	11,734,540	(418,898)
Net realized and unrealized gain (loss)	551,038	223,312	1,330,681	32,455,875	393,743
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$798,804	$754,928	$ 1,329,208	$ 32,532,729	$407,821

(a)	Inception date of the Fund was March 13, 2025.
The accompanying notes are an integral part of these financial statements.

113

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025(Continued)

	Innovator Index Autocallable Income Strategy ETF(a)	Innovator Laddered Allocation Buffer ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Nasdaq-100 Managed Floor ETF	Innovator Power Buffer Step-Up Strategy ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$—	$1,950,059	$—
Less: Dividend withholding taxes	—	—	—	(10,451)	—
Less: Issuance fees	—	—	—	(174)	—
Interest income	12,291	12,672	42,051	251,540	5,370
Securities lending income	–	84,473	236,353	9,154	—
Total investment income	12,291	97,145	278,404	2,200,128	5,370
EXPENSES:
Investment advisory fee	2,295	205,959	624,643	2,571,066	992,391
Total expenses	2,295	205,959	624,643	2,571,066	992,391
Net investment income/(loss)	9,996	(108,814)	(346,239)	(370,938)	(987,021)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	—	—	1,420	(21,328,196)	2,754,626
Investments in affiliated securities	—	(99,246)	(149,569)	—	—
In-kind redemptions in unaffiliated securities	—	—	—	13,852,784	16,356,765
In-kind redemptions - affiliated issues	—	8,490,649	38,934,787	—	—
Written option contracts expired or closed	—	—	—	(2,946,277)	(4,425,952)
Swap contracts	2,113	—	—	—	—
Other investments	—	—	—	890	—
Net realized gain (loss)	2,113	8,391,403	38,786,638	(10,420,799)	14,685,439
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	902	—	—	79,342,756	591,251
Investments in affiliated securities	—	18,744,782	34,874,703	—	—
Written option contracts	—	—	—	(1,646,575)	(183,686)
Swap contracts	(12,503)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(11,601)	18,744,782	34,874,703	77,696,181	407,565
Net realized and unrealized gain (loss)	(9,488)	27,136,185	73,661,341	67,275,382	15,093,004
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$508	$ 27,027,371	$ 73,315,102	$66,904,444	$ 14,105,983

(a)	Inception date of the Fund was September 24, 2025.
The accompanying notes are an integral part of these financial statements.

114

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Innovator S&P Investment Grade Preferred ETF	Innovator U.S. Small Cap Managed Floor ETF	Innovator Uncapped Accelerated U.S. Equity ETF
INVESTMENT INCOME:
Dividend income	$5,442,365	$240,775	$—
Less: Dividend withholding taxes	—	(596)	—
Less: Issuance fees	—	(7)	—
Interest income	15,168	22,375	6,200
Securities lending income	95,615	14,812	—
Total investment income	5,553,148	277,359	6,200
EXPENSES:
Investment advisory fee	432,591	154,288	358,984
Total expenses	432,591	154,288	358,984
Net investment income/(loss)	5,120,557	123,071	(352,784)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,908,373)	(1,357,086)	(2,957,781)
In-kind redemptions	445,207	231,182	3,106,440
Written option contracts expired or closed	—	926,331	(1,203,973)
Other investments	—	(121)	—
Net realized gain (loss)	(3,463,166)	(199,694)	(1,055,314)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,523,865)	2,548,184	9,599,886
Written option contracts	—	71,737	(2,501,620)
Net change in unrealized appreciation (depreciation)	(3,523,865)	2,619,921	7,098,266
Net realized and unrealized gain (loss)	(6,987,031)	2,420,227	6,042,952
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,866,474)	$2,543,298	$5,690,168

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Innovator Buffer Step-Up Strategy ETF		Innovator Deepwater Frontier Tech ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(552,541)	$(486,346)	$(419,818)	$(186,751)
Net realized gain (loss)	6,931,869	11,977,064	11,304,069	4,281,347
Net change in unrealized appreciation (depreciation)	1,048,547	(308,098)	39,071,751	13,007,017
Net increase (decrease) in net assets from operations	7,427,875	11,182,620	49,956,002	17,101,613
CAPITAL TRANSACTIONS:
Shares sold	169,451,780	146,080,603	72,683,971	11,186,415
Shares redeemed	(184,014,043)	(133,370,530)	(12,801,120)	(4,835,240)
ETF transaction fees (See Note 5)	2,156	9,527	4,947	9,681
Net increase (decrease) in net assets from capital transactions	(14,560,107)	12,719,600	59,887,798	6,360,856
Net increase (decrease) in net assets	(7,132,232)	23,902,220	109,843,800	23,462,469
NET ASSETS:
Beginning of the year	64,169,183	40,266,963	57,113,362	33,650,893
End of the year	$57,036,951	$64,169,183	$ 166,957,162	$57,113,362
SHARES TRANSACTIONS
Shares sold	5,225,000	4,825,000	1,100,000	250,000
Shares redeemed	(5,650,000)	(4,400,000)	(200,000)	(100,000)
Total increase (decrease) in shares outstanding	(425,000)	425,000	900,000	150,000

The accompanying notes are an integral part of these financial statements.

116

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Autocallable Income Strategy ETF	Innovator Equity Managed 100 Buffer ETF	Innovator Equity Managed Floor ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$9,042	$47,920	$2,937,294	$1,391,890
Net realized gain (loss)	4,240	(529,994)	(1,794,988)	(8,427,266)
Net change in unrealized appreciation (depreciation)	(44,776)	3,552,987	134,165,615	50,554,970
Net increase (decrease) in net assets from operations	(31,494)	3,070,913	135,307,921	43,519,594
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(41,992)	(3,281,913)	(1,729,090)
Total distributions to shareholders	—	(41,992)	(3,281,913)	(1,729,090)
CAPITAL TRANSACTIONS:
Shares sold	4,330,173	72,286,060	709,174,605	439,056,235
Shares redeemed	—	(1,319,890)	(126,818,930)	(64,570,675)
ETF transaction fees (See Note 5)	53,098	15	81	—
Net increase (decrease) in net assets from capital transactions	4,383,271	70,966,185	582,355,756	374,485,560
Net increase (decrease) in net assets	4,351,777	73,995,106	714,381,764	416,276,064
NET ASSETS:
Beginning of the period	—	—	513,268,763	96,992,699
End of the period	$4,351,777	$ 73,995,106	$ 1,227,650,527	$ 513,268,763
SHARES TRANSACTIONS
Shares sold	175,000	2,800,000	20,950,000	14,650,000
Shares redeemed	—	(50,000)	(3,800,000)	(2,300,000)
Total increase (decrease) in shares outstanding	175,000	2,750,000	17,150,000	12,350,000

(a)	Inception date of the Fund was September 24, 2025.
(b)	Inception date of the Fund was May 12, 2025.
The accompanying notes are an integral part of these financial statements.

117

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Premium Income - Daily PutWrite ETF	Innovator Gradient Tactical Rotation Strategy ETF
	Period Ended October 31, 2025(a)	Year Ended October 31,
		2025	2024
OPERATIONS:
Net investment income (loss)	$247,766	$531,616	$2,794,827
Net realized gain (loss)	(106,519)	(15,394,130)	47,126,167
Net change in unrealized appreciation (depreciation)	657,557	15,617,442	(6,777,455)
Net increase (decrease) in net assets from operations	798,804	754,928	43,143,539
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(261,532)	(3,057,771)	(1,616,420)
Total distributions to shareholders	(261,532)	(3,057,771)	(1,616,420)
CAPITAL TRANSACTIONS:
Shares sold	12,271,230	4,868,701	62,202,250
Shares redeemed	(4,643,940)	(97,531,415)	(135,275,345)
ETF transaction fees (See Note 5)	429	13,024	3,619
Net increase (decrease) in net assets from capital transactions	7,627,719	(92,649,690)	(73,069,476)
Net increase (decrease) in net assets	8,164,991	(94,952,533)	(31,542,357)
NET ASSETS:
Beginning of the period	—	151,773,389	183,315,746
End of the period	$8,164,991	$56,820,856	$151,773,389
SHARES TRANSACTIONS
Shares sold	500,000	200,000	2,500,000
Shares redeemed	(200,000)	(3,900,000)	(5,350,000)
Total increase (decrease) in shares outstanding	300,000	(3,700,000)	(2,850,000)

(a)	Inception date of the Fund was March 13, 2025.
The accompanying notes are an integral part of these financial statements.

118

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Hedged Nasdaq-100 ETF		Innovator IBD 50 ETF
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$(1,473)	$(1,147)	$76,854	$(226,059)
Net realized gain (loss)	810,991	28,736	20,721,335	18,085,495
Net change in unrealized appreciation (depreciation)	519,690	31,082	11,734,540	3,678,394
Net increase (decrease) in net assets from operations	1,329,208	58,671	32,532,729	21,537,830
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,906)	—	(647,701)	(551,275)
Total distributions to shareholders	(1,906)	—	(647,701)	(551,275)
CAPITAL TRANSACTIONS:
Shares sold	5,850,975	7,534,083	57,991,765	15,702,010
Shares redeemed	(9,151,882)	(1,880,723)	(38,817,135)	(47,893,855)
ETF transaction fees (See Note 5)	(447)	445	—	40
Net increase (decrease) in net assets from capital transactions	(3,301,354)	5,653,805	19,174,630	(32,191,805)
Net increase (decrease) in net assets	(1,974,052)	5,712,476	51,059,658	(11,205,250)
NET ASSETS:
Beginning of the period	5,712,476	—	62,732,507	73,937,757
End of the period	$3,738,424	$5,712,476	$ 113,792,165	$62,732,507
SHARES TRANSACTIONS
Shares sold	225,000	300,000	1,700,000	600,000
Shares redeemed	(325,000)	(75,000)	(1,250,000)	(1,800,000)
Total increase (decrease) in shares outstanding	(100,000)	225,000	450,000	(1,200,000)

(a)	Inception date of the Fund was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

119

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator IBD Breakout Opportunities ETF		Innovator Index Autocallable Income Strategy ETF
	Year Ended October 31,		Period Ended October 31, 2025(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$14,078	$98,332	$9,996
Net realized gain (loss)	812,641	2,378,646	2,113
Net change in unrealized appreciation (depreciation)	(418,898)	616,091	(11,601)
Net increase (decrease) in net assets from operations	407,821	3,093,069	508
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(79,635)	(176,880)	—
Total distributions to shareholders	(79,635)	(176,880)	—
CAPITAL TRANSACTIONS:
Shares sold	1,907,965	—	3,753,423
Shares redeemed	(3,705,115)	(1,744,825)	—
ETF transaction fees (See Note 5)	—	—	20,293
Net increase (decrease) in net assets from capital transactions	(1,797,150)	(1,744,825)	3,773,716
Net increase (decrease) in net assets	(1,468,964)	1,171,364	3,774,224
NET ASSETS:
Beginning of the period	12,791,130	11,619,766	—
End of the period	$11,322,166	$ 12,791,130	$3,774,224
SHARES TRANSACTIONS
Shares sold	50,000	—	150,000
Shares redeemed	(100,000)	(50,000)	—
Total increase (decrease) in shares outstanding	(50,000)	(50,000)	150,000

(a)	Inception date of the Fund was September 24, 2025.
The accompanying notes are an integral part of these financial statements.

120

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Laddered Allocation Buffer ETF		Innovator Laddered Allocation Power Buffer ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(108,814)	$(43,359)	$(346,239)	$(234,760)
Net realized gain (loss)	8,391,403	2,108,387	38,786,638	21,753,111
Net change in unrealized appreciation (depreciation)	18,744,782	19,113,963	34,874,703	45,244,884
Net increase (decrease) in net assets from operations	27,027,371	21,178,991	73,315,102	66,763,235
CAPITAL TRANSACTIONS:
Shares sold	74,266,862	95,560,050	334,764,580	231,466,895
Shares redeemed	(31,957,470)	(10,690,818)	(155,293,550)	(107,448,445)
Net increase (decrease) in net assets from capital transactions	42,309,392	84,869,232	179,471,030	124,018,450
Net increase (decrease) in net assets	69,336,763	106,048,223	252,786,132	190,781,685
NET ASSETS:
Beginning of the year	164,197,316	58,149,093	482,497,192	291,715,507
End of the year	$ 233,534,079	$ 164,197,316	$735,283,324	$482,497,192
SHARES TRANSACTIONS
Shares sold	2,250,000	3,250,000	7,300,000	5,600,000
Shares redeemed	(975,000)	(375,000)	(3,300,000)	(2,550,000)
Total increase (decrease) in shares outstanding	1,275,000	2,875,000	4,000,000	3,050,000

The accompanying notes are an integral part of these financial statements.

121

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Nasdaq-100 Managed Floor ETF		Innovator Power Buffer Step-Up Strategy ETF
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$(370,938)	$(116,895)	$(987,021)	$(755,579)
Net realized gain (loss)	(10,420,799)	(5,033,439)	14,685,439	15,846,030
Net change in unrealized appreciation (depreciation)	77,696,181	12,894,239	407,565	(406,669)
Net increase (decrease) in net assets from operations	66,904,444	7,743,905	14,105,983	14,683,782
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(75,430)	—	—	—
From return of capital	—	(28,037)	—	—
Total distributions to shareholders	(75,430)	(28,037)	—	—
CAPITAL TRANSACTIONS:
Shares sold	188,230,410	209,727,440	273,798,707	101,054,980
Shares redeemed	(64,173,210)	(9,682,435)	(257,509,860)	(97,629,010)
ETF transaction fees (See Note 5)	1	—	890	4,447
Net increase (decrease) in net assets from capital transactions	124,057,201	200,045,005	16,289,737	3,430,417
Net increase (decrease) in net assets	190,886,215	207,760,873	30,395,720	18,114,199
NET ASSETS:
Beginning of the period	207,760,873	—	96,492,107	78,377,908
End of the period	$ 398,647,088	$ 207,760,873	$126,887,827	$96,492,107
SHARES TRANSACTIONS
Shares sold	6,300,000	7,900,000	8,700,000	3,325,000
Shares redeemed	(2,250,000)	(350,000)	(8,150,000)	(3,225,000)
Total increase (decrease) in shares outstanding	4,050,000	7,550,000	550,000	100,000

(a)	Inception date of the Fund was January 24, 2024.
The accompanying notes are an integral part of these financial statements.

122

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator S&P Investment Grade Preferred ETF		Innovator U.S. Small Cap Managed Floor ETF
	Year Ended October 31,		Year Ended October 31, 2025	Period Ended October 31, 2024(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$5,120,557	$6,345,772	$123,071	$2,069
Net realized gain (loss)	(3,463,166)	(4,802,254)	(199,694)	(45,861)
Net change in unrealized appreciation (depreciation)	(3,523,865)	19,522,911	2,619,921	104,179
Net increase (decrease) in net assets from operations	(1,866,474)	21,066,429	2,543,298	60,387
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,472,234)	(6,351,047)	(128,540)	—
Total distributions to shareholders	(5,472,234)	(6,351,047)	(128,540)	—
CAPITAL TRANSACTIONS:
Shares sold	7,236,265	10,552,465	31,693,735	3,761,525
Shares redeemed	(23,721,220)	(15,998,100)	(1,218,135)	—
ETF transaction fees (See Note 5)	—	—	13	—
Net increase (decrease) in net assets from capital transactions	(16,484,955)	(5,445,635)	30,475,613	3,761,525
Net increase (decrease) in net assets	(23,823,663)	9,269,747	32,890,371	3,821,912
NET ASSETS:
Beginning of the period	107,157,089	97,887,342	3,821,912	—
End of the period	$83,333,426	$ 107,157,089	$ 36,712,283	$ 3,821,912
SHARES TRANSACTIONS
Shares sold	400,000	550,000	1,200,000	150,000
Shares redeemed	(1,300,000)	(850,000)	(50,000)	—
Total increase (decrease) in shares outstanding	(900,000)	(300,000)	1,150,000	150,000

(a)	Inception date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

123

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Uncapped Accelerated U.S. Equity ETF
	Year Ended October 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(352,784)	$(185,406)
Net realized gain (loss)	(1,055,314)	8,529,515
Net change in unrealized appreciation (depreciation)	7,098,266	(379,225)
Net increase (decrease) in net assets from operations	5,690,168	7,964,884
CAPITAL TRANSACTIONS:
Shares sold	78,999,365	89,154,948
Shares redeemed	(70,837,630)	(78,614,138)
ETF transaction fees (See Note 5)	19,037	9,397
Net increase (decrease) in net assets from capital transactions	8,180,772	10,550,207
Net increase (decrease) in net assets	13,870,940	18,515,091
NET ASSETS:
Beginning of the year	34,085,234	15,570,143
End of the year	$47,956,174	$34,085,234
SHARES TRANSACTIONS
Shares sold	1,875,000	2,525,000
Shares redeemed	(1,750,000)	(2,250,000)
Total increase (decrease) in shares outstanding	125,000	275,000

The accompanying notes are an integral part of these financial statements.

124

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Buffer Step-Up Strategy ETF
10/31/2025	$32.49	$(0.30)	$4.61	$4.31	$—	$—	$—	$—
10/31/2024	$25.98	(0.27)	6.77	6.50	—	—	—	—
10/31/2023	$24.04	(0.23)	2.16	1.93	—	—	—	—
10/31/2022(h)	$25.48	(0.14)	(1.32)	(1.46)	—	—	—	—
Innovator Deepwater Frontier Tech ETF
10/31/2025	$49.66	(0.28)	32.06	31.78	—	—	—	—
10/31/2024	$33.65	(0.17)	16.17	16.00	—	—	—	—
10/31/2023	$29.35	(0.08)	4.38	4.30	—	—	—	—
10/31/2022	$56.02	(0.04)	(26.64)	(26.68)	—	—	—	—
10/31/2021	$37.34	(0.14)	18.81	18.67	—	—	—	—
Innovator Equity Autocallable Income Strategy ETF
10/31/2025(i)	$25.00	0.09	(0.60)	(0.51)	—	—	—	—
Innovator Equity Managed 100 Buffer ETF
10/31/2025(j)	$25.00	0.04	1.90	1.94	(0.03)	—	—	(0.03)
Innovator Equity Managed Floor ETF
10/31/2025	$31.68	0.13	5.14	5.27	(0.14)	—	—	(0.14)
10/31/2024	$25.19	0.17	6.60	6.77	(0.21)	(0.07)	—	(0.28)
10/31/2023(k)	$22.80	0.16	2.39	0.55	(0.16)	—	—	(0.16)
Innovator Equity Premium Income - Daily PutWrite ETF
10/31/2025(l)	$25.00	0.99	2.23	3.22	(1.00)	—	—	(1.00)
Innovator Gradient Tactical Rotation Strategy ETF
10/31/2025	$26.40	0.15	1.76	1.91	(0.59)	—	—	(0.59)
10/31/2024	$21.32	0.41	4.88	5.29	(0.21)	—	—	(0.21)
10/31/2023(m)	$25.00	0.20	(3.81)	(3.61)	(0.07)	—	—	(0.07)
Innovator Hedged Nasdaq-100 ETF
10/31/2025	$25.39	—(g)	4.53	4.53	(0.01)	—	—	(0.01)
10/31/2024(n)	$25.03	(0.01)	0.37	0.36	—	—	—	—
Innovator IBD 50 ETF
10/31/2025	$26.69	0.03	14.18	14.21	(0.26)	—	—	(0.26)
10/31/2024	$20.83	(0.07)	6.09	6.02	(0.16)	—	—	(0.16)
10/31/2023	$26.16	—(g)	(4.73)	(4.73)	(0.60)	—	—	(0.60)
10/31/2022	$50.34	0.46	(24.54)	(24.08)	(0.10)	—	—	(0.10)
10/31/2021	$35.97	0.10	14.27	14.37	—	—	—	—
Innovator IBD Breakout Opportunities ETF
10/31/2025	$36.55	0.05	1.37	1.42	(0.23)	—	—	(0.23)
10/31/2024	$29.05	0.26	7.68	7.94	(0.44)	—	—	(0.44)
10/31/2023	$30.68	0.24	(1.47)	(1.23)	(0.40)	—	—	(0.40)
10/31/2022	$36.52	0.32	(6.16)	(5.84)	—	—	—	—
10/31/2021	$23.53	(0.02)	13.01	12.99	—	—	—	—

See footnote definitions on page 129.
The accompanying notes are an integral part of these financial statements.

125

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement / Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement / Recoupment(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

$0.00(g)	$36.80	13.26%	$57,037	0.89%	0.89%	(0.88)%	—%
0.01	$32.49	25.01%	$64,169	0.89%	0.89%	(0.88)%	—%
0.01	$25.98	8.09%	$40,267	0.89%	0.89%	(0.88)%	—%
0.02	$24.04	−5.64%	$28,853	0.89%	0.89%	(0.89)%	—%

0.00(g)	$81.44	63.99%	$166,957	0.70%	0.70%	(0.47)%	117%
0.01	$49.66	47.59%	$57,113	0.70%	0.70%	(0.37)%	165%
0.00(g)	$33.65	14.64%	$33,651	0.70%	0.70%	(0.23)%	153%
0.01	$29.35	−47.60%	$32,288	0.70%	0.70%	(0.10)%	138%
0.01	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%

0.38(s)	$24.87	−0.53%(t)	$4,352	0.79%	0.79%	3.53%	—%

0.00(g)	$26.91	7.76%	$73,995	0.89%	0.89%	0.29%	7%

0.00(g)	$36.81	16.66%	$1,227,651	0.89%	0.89%	0.37%	10%
—	$31.68	26.97%	$513,269	0.89%	0.89%	0.55%	9%
—	$25.19	11.20%	$96,993	0.89%	0.89%	0.64%	7%

0.00(g)	$27.22	13.17%	$8,165	0.79%	0.79%	6.01%	46%

0.00(g)	$27.72	7.52%	$56,821	0.80%	0.80%	0.59%	418%
0.00(g)	$26.40	24.91%	$151,773	0.80%	0.80%	1.57%	458%
—	$21.32	−14.48%	$183,316	0.80%	0.80%	0.94%	306%

—	$29.91	17.82%	$3,738	0.79%	0.79%	(0.02)%	21%
0.00(g)	$25.39	1.43%	$5,712	0.79%	0.79%	(0.15)%	13%

—	$40.64	53.62%	$113,792	1.03%	0.80%	0.10%	1,209%
0.00(g)	$26.69	28.98%	$62,733	1.00%	0.80%	(0.27)%	1,304%
0.00(g)	$20.83	−18.21%	$73,938	1.08%	0.80%	0.02%	1,425%
—	$26.16	−47.90%	$102,043	0.97%	0.80%	1.29%	1,961%
0.00(g)	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1,133%

—	$37.74	3.87%	$11,322	0.80%	0.80%	0.11%	1,668%
—	$36.55	27.45%	$12,791	0.80%	0.80%	0.76%	1,448%
—	$29.05	−4.03%	$11,620	0.80%	0.80%	0.77%	1,945%
—	$30.68	−15.98%	$13,806	0.80%	0.80%	0.92%	1,980%
—	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1,846%

The accompanying notes are an integral part of these financial statements.

126

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Index Autocallable Income Strategy ETF
10/31/2025(i)	$25.00	$0.09	$(0.07)	$0.02	$—	$—	$—	$—
Innovator Laddered Allocation Buffer ETF
10/31/2025	$31.58	(0.02)	4.51	4.49	—	—	—	—
10/31/2024	$25.01	(0.01)	6.58	6.57	—	—	—	—
10/31/2023	$22.97	(0.02)	2.06	2.04	—	—	—	—
10/31/2022(o)	$24.89	(0.02)	(1.90)	(1.92)	—	—	—	—
Innovator Laddered Allocation Power Buffer ETF
10/31/2025	$44.06	(0.03)	5.15	5.12	—	—	—	—
10/31/2024	$36.93	(0.02)	7.15	7.13	—	—	—	—
10/31/2023	$34.09	(0.01)	2.85	2.84	—	—	—	—
10/31/2022	$35.56	(0.02)	(1.45)	(1.47)	—	—	—	—
10/31/2021	$31.49	(0.05)	4.12	4.07	—	—	—	—
Innovator Nasdaq-100 Managed Floor ETF
10/31/2025	$27.52	(0.04)	6.90	6.86	(0.01)	—	—	(0.01)
10/31/2024(p)	$25.00	(0.03)	2.56	2.53	—	—	(0.01)	(0.01)
Innovator Power Buffer Step-Up Strategy ETF
10/31/2025	$31.38	(0.29)	3.91	3.62	—	—	—	—
10/31/2024	$26.35	(0.26)	5.29	5.03	—	—	—	—
10/31/2023	$24.62	(0.23)	1.95	1.72	—	—	—	—
10/31/2022(h)	$25.67	(0.14)	(0.93)	(1.07)	—	—	—	—
Innovator S&P Investment Grade Preferred ETF
10/31/2025	$19.31	1.01	(1.31)	(0.30)	(1.09)	—	—	(1.09)
10/31/2024	$16.73	1.11	2.58	3.69	(1.11)	—	—	(1.11)
10/31/2023	$17.90	0.99	(1.17)	(0.18)	(0.99)	—	—	(0.99)
10/31/2022	$24.22	1.00	(6.28)	(5.28)	(1.02)	—	(0.02)	(1.04)
10/31/2021	$24.02	1.14	0.27	1.41	(1.14)	—	(0.07)	(1.21)
Innovator U.S. Small Cap Managed Floor ETF
10/31/2025	$25.48	0.18	2.77	2.95	(0.19)	—	—	(0.19)
10/31/2024(q)	$25.00	0.02	0.46	0.48	—	—	—	—
Innovator Uncapped Accelerated U.S. Equity ETF
10/31/2025	$38.95	(0.32)	9.31	8.99	—	—	—	—
10/31/2024	$25.95	(0.27)	13.26	12.99	—	—	—	—
10/31/2023	$24.52	(0.21)	1.62	1.41	—	—	—	—
10/31/2022(r)	$26.88	(0.04)	(2.32)	(2.36)	—	—	—	—

See footnote definitions on page 129.
The accompanying notes are an integral part of these financial statements.

127

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement / Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement / Recoupment(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

$0.14(s)	$25.16	0.65%(u)	$3,774	0.79%	0.79%	3.44%	—%

—	$36.07	14.22%	$233,534	0.10%	0.10%	(0.05)%	1%
—	$31.58	26.25%	$164,197	0.13%	0.10%	(0.04)%	2%
—	$25.01	8.89%	$58,149	0.20%	0.10%	(0.10)%	1%
—	$22.97	−7.72%	$26,414	0.20%	0.10%	(0.10)%	1%

—	$49.18	11.62%	$735,283	0.10%	0.10%	(0.06)%	1%
—	$44.06	19.33%	$482,497	0.14%	0.10%	(0.06)%	1%
—	$36.93	8.31%	$291,716	0.20%	0.10%	(0.03)%	1%
—	$34.09	−4.11%	$150,015	0.20%	0.12%	(0.07)%	2%
—	$35.56	12.93%	$69,337	0.20%	0.20%	(0.14)%	1%

—	$34.37	24.92%	$398,647	0.89%	0.89%	(0.13)%	26%
—	$27.52	10.11%	$207,761	0.89%	0.89%	(0.13)%	20%

0.00(g)	$35.00	11.55%	$126,888	0.89%	0.89%	(0.89)%	—%
0.00(g)	$31.38	19.06%	$96,492	0.89%	0.89%	(0.88)%	—%
0.01	$26.35	7.04%	$78,378	0.89%	0.89%	(0.88)%	—%
0.02	$24.62	−4.08%	$33,856	0.89%	0.89%	(0.89)%	—%

—	$17.92	−1.44%	$83,333	0.47%	0.47%	5.56%	27%
—	$19.31	22.36%	$107,157	0.47%	0.47%	5.86%	33%
—	$16.73	−1.32%	$97,887	0.47%	0.47%	5.37%	28%
—	$17.90	−22.27%	$119,057	0.47%	0.47%	4.70%	46%
—	$24.22	5.97%	$222,794	0.47%	0.47%	4.70%	68%

0.00(g)	$28.24	11.66%	$36,712	0.89%	0.89%	0.71%	32%
—	$25.48	1.92%	$3,822	0.89%	0.89%	0.55%	24%

0.02	$47.96	23.11%	$47,956	0.79%	0.79%	(0.78)%	—%
0.01	$38.95	50.11%	$34,085	0.79%	0.79%	(0.78)%	—%
0.02	$25.95	5.85%	$15,570	0.79%	0.79%	(0.77)%	—%
0.00(g)	$24.52	−8.79%	$5,516	0.79%	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

128

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)
(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than $0.005 per share.
(h)	Inception date of the Fund was March 7, 2022.
(i)	Inception date of the Fund was September 24, 2025.
(j)	Inception date of the Fund was May 12, 2025.
(k)	Inception date of the Fund was November 8, 2022.
(l)	Inception date of the Fund was March 13, 2025.
(m)	Inception date of the Fund was November 16, 2022.
(n)	Inception date of the Fund was August 19, 2024.
(o)	Inception date of the Fund was February 8, 2022.
(p)	Inception date of the Fund was January 24, 2024.
(q)	Inception date of the Fund was September 16, 2024.
(r)	Inception date of the Fund was August 10, 2022.
(s)
The ETF Transaction Fees Per Share presented in these financial statements reflects an updated NAV calculation as of October 31, 2025 due to U.S. GAAP adjustments for financial statement reporting purposes.

(t)
The Total Return presented in these financial statements reflects an updated NAV calculation as of October 31, 2025 due to U.S. GAAP adjustments for financial statement reporting purposes. The Total Return prior to these adjustments was (1.32)%.

(u)
The Total Return presented in these financial statements reflects an updated NAV calculation as of October 31, 2025 due to U.S. GAAP adjustments for financial statement reporting purposes. The Total Return prior to these adjustments was 0.19%.

The accompanying notes are an integral part of these financial statements.

129

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which eighteen are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund(a)
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator Equity Autocallable Income Strategy ETF	ACEI	September 24, 2025	S&P 500® Index, Russell 2000 Index, Nasdaq-100 Index
Innovator Equity Managed 100 Buffer ETF	BFRZ	May 12, 2025	S&P 500® Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Equity Premium Income - Daily PutWrite ETF	SPUT	March 13, 2025	S&P 500® Index
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Hedged Nasdaq-100 ETF	QHDG	August 19, 2024	Nasdaq-100 Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Index Autocallable Income Strategy ETF	ACII	September 24, 2025	S&P 500® Index, Russell 2000 Index, Nasdaq-100 Index
Innovator Laddered Allocation Buffer ETF(b)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF(c)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator U.S. Small Cap Managed Floor ETF	RFLR	September 16, 2024	Russell 2000 Index
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

(a)	Each Fund individually seeks to track their respective index or Fund, before fees and expenses.
(b)
BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(c)
BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Emerging Markets 10 Buffer ETF - Quarterly	EBUF	June 28, 2024	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Equity Defined Protection ETF - 1 Yr April	ZAPR	March 31, 2025	SPDR S&P 500® ETF Trust

130

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Equity Defined Protection ETF - 1 Yr August	ZAUG	July 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr December	ZDEK	November 29, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr February	ZFEB	January 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr January	ZJAN	December 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr July	ZJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr June	ZJUN	May 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr March	ZMAR	February 28, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr May	ZMAY	April 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr November	ZNOV	October 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr October	ZOCT	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr September	ZSEP	August 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	AAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to April 2027	TAPR	March 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to January 2026	AJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to January 2027	TJAN	December 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	AJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to July 2027	TJUL	July 17, 2023	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	AOCT	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to October 2027	TOCT	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	APOC	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	JAJL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - July	DDTL	June 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - November	DDTN	October 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - October	DDTO	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - September	DDTS	August 29, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - July	DDFL	June 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - November	DDFN	October 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - October	DDFO	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - September	DDFS	August 29, 2025	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - August	NAUG	July 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - December	NDEC	November 29, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - February	NFEB	January 31, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - June	NJUN	May 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - March	NMAR	February 28, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - May	NMAY	April 30, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - November	NNOV	October 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - September	NSEP	August 30, 2024	Invesco QQQ Trust
Innovator International Developed 10 Buffer ETF - Quarterly	IBUF	June 28, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - August	IAUG	July 31, 2024	iShares MSCI EAFE ETF

131

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Notes to Financial Statements
October 31, 2025(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator International Developed Power Buffer ETF - December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - June	IJUN	May 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	QBUF	June 28, 2024	Invesco QQQ Trust
Innovator Premium Income 15 Buffer ETF - April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - July	LJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - October	OCTJ	September 29, 2023	S&P 500® Index
Innovator U.S. Equity 10 Buffer ETF - Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust

132

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	RBUF	June 28, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - August	KAUG	July 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - December	KDEC	November 29, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - February	KFEB	January 31, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - June	KJUN	May 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - March	KMAR	February 28, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - May	KMAY	April 30, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - November	KNOV	October 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - September	KSEP	August 30, 2024	iShares Russell 2000 ETF
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly	QBF	February 5, 2025	CBOE Bitcoin U.S. ETF Index

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. FFTY, LOUP, BOUT, BSTP, PSTP, SFLR, IGTR, QFLR, RFLR, SPUT, BFRZ, ACEI and ACII list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF, BUFF, BUFB and XUSP list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”). QHDG lists and principally trades its shares on Nasdaq Global Market (“Nasdaq”).
BSTP and PSTP employ a “step-up strategy” in which the sub-adviser will seek to opportunistically manage the respective Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the respective Fund’s options portfolio for a new one-year period. The “step-up strategy” seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. BSTP, PSTP and XUSP do not pursue a “defined outcome strategy” or seek to achieve the full one-year investment outcomes of the options portfolio held. Unlike other Innovator ETFs that utilize a defined outcome investment strategy, they do not seek to provide shareholders with a set buffer percentage and maximum upside potential over any specified time period.

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INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Graham Day (Chief Investment Officer of the Adviser) who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.
Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit-, commodity- and equity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.
Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

134

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of October 31, 2025:
Innovator Buffer Step-Up Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$60,006,742	$—	$60,006,742
Total Investments	$—	$60,006,742	$—	$60,006,742
Liabilities:
Investments:
Written Options	$—	$(3,016,054)	$—	$(3,016,054)
Total Investments	$—	$(3,016,054)	$—	$(3,016,054)

135

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Deepwater Frontier Tech ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$166,895,384	$—	$—	$166,895,384
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	13,012,242
Total Investments	$166,895,384	$—	$—	$179,907,626

Innovator Equity Autocallable Income Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$4,332,043	$—	$4,332,043
Total Investments	$—	$4,332,043	$—	$4,332,043
Other Financial Instruments:
Swaps(b)	$—	$17,073	$—	$17,073
Total Other Financial Instruments	$—	$17,073	$—	$17,073
Liabilities:
Other Financial Instruments:
Swaps(b)	$—	$(62,888)	$—	$(62,888)
Total Other Financial Instruments	$—	$(62,888)	$—	$(62,888)

Innovator Equity Managed 100 Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$68,848,132	$—	$—	$68,848,132
Purchased Options	1,335,652	1,552,635	—	2,888,287
Real Estate Investment Trusts - Common	1,007,406	—	—	1,007,406
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,873,686
Total Investments	$71,191,190	$1,552,635	$—	$77,617,511
Liabilities:
Investments:
Written Options	$(195,574)	$—	$—	$(195,574)
Total Investments	$(195,574)	$—	$—	$(195,574)

136

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,183,671,153	$—	$—	$1,183,671,153
Real Estate Investment Trusts - Common	16,469,902	—	—	16,469,902
Purchased Options	5,954,500	8,415,287	—	14,369,787
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	24,421,573
Total Investments	$1,206,095,555	$8,415,287	$—	$1,238,932,415
Liabilities:
Investments:
Written Options	$(3,408,593)	$—	$—	$(3,408,593)
Total Investments	$(3,408,593)	$—	$—	$(3,408,593)

Innovator Equity Premium Income - Daily PutWrite ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$4,170,735	$—	$—	$4,170,735
Equity-Linked Notes	—	1,558,586	—	1,558,586
Real Estate Investment Trusts - Common	67,467	—	—	67,467
U.S. Treasury Bills	—	2,344,694	—	2,344,694
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	689,564
Total Investments	$4,238,202	$3,903,280	$—	$8,831,046
Liabilities:
Investments:
Written Options	$—	$(644)	$—	$(644)
Total Investments	$—	$(644)	$—	$(644)

Innovator Gradient Tactical Rotation Strategy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,656,298	$—	$—	$56,656,298
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,508,026
U.S. Treasury Bills	—	74,822	—	74,822
Total Investments	$56,656,298	$74,822	$—	$61,239,146

137

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Hedged Nasdaq-100 ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,800,472	$—	$—	$3,800,472
Purchased Options	—	34,363	—	34,363
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	284,226
Total Investments	$3,800,472	$34,363	$—	$4,119,061
Liabilities:
Investments:
Written Options	$—	$(108,856)	$—	$(108,856)
Total Investments	$—	$(108,856)	$—	$(108,856)

Innovator IBD 50 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$114,305,559	$—	$—	$114,305,559
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	22,377,262
Total Investments	$114,305,559	$—	$—	$136,682,821

Innovator IBD Breakout Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,230,523	$—	$—	$11,230,523
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,137,506
Total Investments	$11,230,523	$—	$—	$12,368,029

Innovator Index Autocallable Income Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$3,698,207	$—	$3,698,207
Total Investments	$—	$3,698,207	$—	$3,698,207
Liabilities:
Other Financial Instruments:
Swaps(b)	$—	$(12,503)	$—	$(12,503)
Total Other Financial Instruments	$—	$(12,503)	$—	$(12,503)

138

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Laddered Allocation Buffer ETF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$233,193,058	$—	$—	$233,193,058
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,104,400
Total Investments	$233,193,058	$—	$—	$236,297,458

Innovator Laddered Allocation Power Buffer ETF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$734,289,906	$—	$—	$734,289,906
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,800,000
Total Investments	$734,289,906	$—	$—	$741,089,906

Innovator Nasdaq-100 Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$390,601,242	$—	$—	$390,601,242
Purchased Options	5,334,362	—	—	5,334,362
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	14,478,423
Total Investments	$395,935,604	$—	$—	$410,414,027
Liabilities:
Investments:
Written Options	$(740,020)	$(1,780,500)	$—	$(2,520,520)
Total Investments	$(740,020)	$(1,780,500)	$—	$(2,520,520)

Innovator Power Buffer Step-Up Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$133,095,228	$—	$133,095,228
Total Investments	$—	$133,095,228	$—	$133,095,228
Liabilities:
Investments:
Written Options	$—	$(6,551,504)	$—	$(6,551,504)
Total Investments	$—	$(6,551,504)	$—	$(6,551,504)

139

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator S&P Investment Grade Preferred ETF

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$63,434,736	$—	$—	$63,434,736
Real Estate Investment Trusts - Preferred	9,820,410	—	—	9,820,410
Convertible Preferred Stocks	9,733,932	—	—	9,733,932
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,867,253
Total Investments	$82,989,078	$—	$—	$85,856,331

Innovator U.S. Small Cap Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$32,707,637	$—	$—	$32,707,637
Real Estate Investment Trusts - Common	2,231,885	—	—	2,231,885
Purchased Options	31,242	484,005	—	515,247
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,979,972
Total Investments	$34,970,764	$484,005	$—	$37,434,741
Liabilities:
Investments:
Written Options	$(66,780)	$(6,325)	$—	$(73,105)
Total Investments	$(66,780)	$(6,325)	$—	$(73,105)

Innovator Uncapped Accelerated U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$54,610,173	$—	$54,610,173
Total Investments	$—	$54,610,173	$—	$54,610,173
Liabilities:
Investments:
Written Options	$—	$(6,763,235)	$—	$(6,763,235)
Total Investments	$—	$(6,763,235)	$—	$(6,763,235)

(a)
In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

(b)	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
See the Schedules of Investments for the investments detailed by industry classification.

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Notes to Financial Statements
October 31, 2025(Continued)
Option Contracts: In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
BSTP, PSTP and XUSP invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.
BSTP, PSTP and XUSP will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When BSTP, PSTP and XUSP purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When BSTP, PSTP and XUSP write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. BSTP, PSTP and XUSP, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
All of the FLEX Option contracts held by BSTP, PSTP and XUSP are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.
BSTP, PSTP and XUSP bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.
Swap Contracts: In general, a swap contract is an agreement between two parties to exchange a sequence of cash flows or liabilities for a predetermined period, with each respective party taking on either fixed or variable rate risk on market conditions.

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Notes to Financial Statements
October 31, 2025(Continued)
ACEI seeks to invest primarily in over-the-counter (“OTC”) swap agreements, each seeking to replicate the defined return characteristics of an autocallable note. Each autocallable instrument in which the Fund invests is designed to provide the following investment profile:
•	Periodic Income Payments: Potential for periodic income payments at defined times over the duration of each autocallable instrument, contingent on the performance of the reference assets.
•
Potential to Limit Downside Losses: No participation in the losses of a reference asset unless the losses of such reference asset exceed a pre-determined investment barrier, in which case the Fund will experience the losses of such reference asset over the duration the autocallable instrument on a one-to-one basis, offset by any income payments received.

ACII seeks to invest primarily in OTC swap agreements, each seeking to replicate the defined return characteristics of an autocallable note. Each autocallable instrument in which the Fund invests is designed to provide the following investment profile:
•
Periodic Income Payments: Potential for periodic income payments at defined times over the duration of each autocallable instrument, contingent on the performance of the worst-performing index amongst the S&P 500 Index, Russell 2000 Index and the Nasdaq-100 Index (each, a “Market Index” and collectively, the “Market Indices”).

•
Potential to Limit Downside Losses: No participation in the losses of any of the Market Indices unless the losses of the worst-performing Market Index exceed a pre-determined investment barrier, in which case the Fund will experience the entirety of the losses of the worst-performing Market Index over the duration the autocallable Instrument on a one-to-one basis, offset by any income payments received.

Such OTC swap agreements are complex instruments that have multiple components impacting the value of the swaps. The reference asset or indices, knock-in/knock-out provisions and maturity dates are all inputs to the swap value.
Both ACEI and ACII’s barrier levels will be approximately 70% of the common stocks or indices linked to the applicable reference entity. The performance of a given autocallable instrument is evaluated at one of three categories of measurement dates: Coupon Observation Dates, Call Observation Dates and the Maturity Date. Below is a sample payout structure of an autocallable instrument:

Evaluation Timing	Reference Asset Value	Payout
(a)Coupon Observation Date Evaluation	Greater than the Coupon Barrier Level	The Coupon Payment is made by the counterparty, and the Autocallable Instrument continues in existence. The Fund does not participate in any gains or losses of the Reference Asset.
	Less than the Coupon Barrier Level	The Coupon Payment is not made by the counterparty, but the Autocallable Instrument continues in existence. The Fund does not participate in any losses of the Reference Asset.
(b)Call Observation Date Evaluation	Greater than the Autocallable Level	The Autocallable Instrument is automatically terminated. The Fund does not participate in any gains of the Reference Asset.
	Less than the Autocallable Level	The Autocallable Instrument continues in existence. The Fund does not participate in any losses of the Reference Asset.

142

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Evaluation Timing	Reference Asset Value	Payout
(c)Maturity Date Evaluation	Greater than the Maturity Barrier Level
The Autocallable Instrument returns the principal amount invested. The Fund experiences no gains or losses of the Reference Asset over the duration of the instrument. The gains experienced by the Fund are the cumulative Coupon Payments received.

Less than the Maturity Barrier Level
The Autocallable Instrument returns the principal amount invested, minus the entirety of the percentage of losses of the Reference Asset over the duration of the instrument. The losses experienced are equal to the losses of Reference Asset, offset by the cumulative Coupon Payments received.

(a)
Periodic dates (i.e., monthly) through the life of the Autocallable Instrument on which each Market Index is measured to evaluate the worst performing Market Index against the Coupon Barrier Level to determine whether the Coupon Payment is made during a given month.

(b)
Periodic dates (i.e., quarterly) through the life of the Autocallable Instrument on which the Reference Asset is measured to evaluate the Reference Asset against the Autocallable Level (if outside the No-Call Period).

(c)	Date on which the Autocallable Instrument expires, and amounts are paid out by the parties.
The Autocallable Instruments utilized by ACEI and ACII will be evaluated on a particular Coupon Observation Date, Call Observation Date and/or Maturity Date based on the performance of the Reference Asset of the specific Autocallable Instrument. The Fund anticipates making periodic distributions from the Autocallable Instruments, which will only make Coupon Payments if the Coupon Barrier has not been met or exceeded by the Reference Asset. It is anticipated that the Coupon Barrier Levels for the Autocallable Instruments will be approximately 70% of the Autocallable Level and the Maturity Barrier Levels for the Autocallable Instruments will be approximately 70% of the Autocallable Level.
Equity-linked Notes: In general, an equity-linked note is a hybrid derivative-type instruments that is designed to combine the characteristics of one or more reference securities (such as a single stock, a stock index or a basket of stocks) and a related equity derivative. These notes are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security, a basket of equity securities, a market index or a commodity. SPUT invests in an ELN which entitles the Fund to receive recurring monthly payments that represent the premiums generated by the ELN’s leveraged exposure. The ELN in which the Fund invests, on a daily basis, will have investment exposure to put option contracts on the S&P 500 that have a value greater than the assets invested in the ELN, specifically 3.75x.
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2025 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BSTP	$60,006,742	$3,016,054
BFRZ	2,888,287	195,574
SFLR	14,369,787	3,408,593
SPUT	—	644
QHDG	34,363	108,856
QFLR	5,334,362	2,520,520
PSTP	133,095,228	6,551,504
RFLR	515,247	73,105
XUSP	54,610,173	6,763,235

143

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Equity Risk(a) - Swap Contracts
	Asset Derivatives as of October 31, 2025		Liability Derivatives as of October 31, 2025
	Statement of Assets and Liabilities	Value	Statement of Assets and Liabilities	Value
ACEI	Unrealized appreciation on swap contracts	$ 17,073	Unrealized depreciation on swap contracts	$ (62,888)
ACII	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	(12,503)

(a)	Interest Rate Swap contracts as designated on the SOI are classified as equity risk due to the underlining exposure to equity positions.
The effect of derivative instruments on the Statements of Operations for the year or period ended October 31, 2025:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
BSTP	$(656,711)	$6,650,104	$(1,264,173)	$2,202,649
BFRZ	(691,251)	—	58,836	—
SFLR	(13,771,564)	—	(1,225,309)	—
SPUT	—	—	(6,036)	—
QHDG	(451,361)	(2,041)	(441,843)	185,713
QFLR	(7,386,861)	—	(2,946,277)	—
PSTP	2,754,626	13,144,046	(4,425,952)	3,212,719
RFLR	(421,708)	—	926,331	—
XUSP	(2,957,781)	1,868,474	(1,203,973)	1,237,966

(a)	Amount is included in realized gain/(loss) on investments on the Statements of Operations.
(b)	Amount is included in realized gain/(loss) in-kind on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options(c)	Options written
BSTP	$1,456,601	$(408,054)
BFRZ	(1,471,377)	(12,954)
SFLR	(11,173,412)	(1,498,092)
SPUT	—	(209)
QHDG	(35,386)	(78,303)
QFLR	(5,074,658)	(1,646,575)
PSTP	591,251	(183,686)
RFLR	(487,199)	71,737
XUSP	9,599,886	(2,501,620)

(c)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.

144

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk(a) - Swap Contracts
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
ACEI	Realized and Unrealized Gain (Loss) on Swaps	$—	$ (45,815)
ACII	Realized and Unrealized Gain (Loss) on Swaps	—	(12,503)

(a)	Interest Rate Swap contracts as designated on the SOI are classified as equity risk due to the underlining exposure to equity positions.
The average volume of derivative activity during the year or period ended October 31, 2025, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BSTP	$63,335,364	$(2,380,920)
BFRZ	1,676,015	(78,987)
SFLR	11,491,087	(2,354,972)
SPUT	—	(505)
QHDG	103,799	(145,719)
QFLR	5,375,349	(1,054,685)
PSTP	116,228,035	(4,232,963)
RFLR	474,276	(47,818)
XUSP	50,536,021	(4,839,191)

		Average Notional Amount
ACEI	Swaps Purchased	$3,437,500
ACII	Swaps Purchased	3,437,400

Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.

145

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended October 31, 2025, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2025, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2025, the Funds made the following permanent book-to-tax reclassifications primarily related to net operating loss forfeitures and redemptions in kind:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BSTP	$(8,324,040)	$8,324,040
LOUP	(5,537,575)	5,537,575
ACEI	—	—
BFRZ	(197,439)	197,439
SFLR	(36,950,425)	36,950,425
SPUT	12,898	(12,898)
IGTR	(1,114,657)	1,114,657
QHDG	(1,858,003)	1,858,003
FFTY	(5,018,774)	5,018,774
BOUT	(433,249)	433,249
ACII	—	—
BUFB	(8,431,951)	8,431,951
BUFF	(38,670,720)	38,670,720
QFLR	(13,730,589)	13,730,589
PSTP	(15,565,147)	15,565,147
EPRF	51,289	(51,289)
RFLR	(201,913)	201,913
XUSP	(2,740,688)	2,740,688

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. FFTY, BUFF, LOUP, BOUT, BUFB, BSTP, PSTP, XUSP and IGTR intend to pay out dividends from their net investment income, if any, annually. EPRF, SPUT, ACEI, and ACII, along with SFLR, QFLR, RFLR, QHDG, and BFRZ intend to pay out dividends from its net investment income, if any, monthly and quarterly, respectively. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income,

146

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.
Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Funds.
Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund.
Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, excluding FFTY, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund. During the term of the Advisory Agreement, the Adviser pays all expenses of the respective Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

	Management/ Unitary Fee Rate	Sub-Adviser
BSTP	0.89%	Milliman
LOUP	0.70%	Penserra
ACEI	0.79%	Milliman
BFRZ	0.89%	Parametric
SFLR	0.89%	Parametric
SPUT	0.79%	Milliman
IGTR	0.80%	Penserra/Gradient
QHDG	0.79%	Milliman
FFTY	0.70%	Penserra
BOUT	0.80%	Penserra
ACII	0.79%	Milliman

147

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Management/ Unitary Fee Rate	Sub-Adviser
BUFB	0.10%	Penserra
BUFF	0.10%	Penserra
QFLR	0.89%	Parametric
PSTP	0.89%	Milliman
EPRF	0.47%	Penserra
RFLR	0.89%	Parametric
XUSP	0.79%	Milliman

Penserra Capital Management, LLC (“Penserra”), Milliman Financial Risk Management, LLC (“Milliman”), Parametric Portfolio Associates (“Parametric”), and Gradient Investments, LLC (“Gradient”) (collectively the “Sub-Advisers”) act as sub-adviser to the Funds pursuant to sub-advisory agreements between the Adviser and respective Sub-Adviser with respect to the Funds (“Sub-Advisory Agreements”) and, pursuant to the Sub-Advisory Agreements, are responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolios. Pursuant to the Sub-Advisory Agreements between the Adviser and the respective Sub-Adviser, the Adviser pays the Sub-Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.
Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.
The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2026. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the year ended October 31, 2025, the Adviser waived $175,458 of their advisory fees for FFTY without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2026	FYE 10/31/2027	FYE 10/31/2028	Total
FFTY	$256,501	$168,974	$175,458	$600,933

*	Recoupment expires on a rolling monthly basis three years following the respective fee waivers.
4. INVESTMENT TRANSACTIONS
For the year or period ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BSTP	$ —	$—	$ —	$—
LOUP	—	113,271,098	—	107,002,182
ACEI	—	—	—	—
BFRZ	—	4,042,065	—	2,407,579

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Notes to Financial Statements
October 31, 2025(Continued)

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SFLR	$ —	$81,387,479	$ —	$100,458,640
SPUT	—	3,568,721	—	2,212,382
IGTR	—	377,377,591	—	381,634,403
QHDG	—	1,785,220	—	2,246,614
FFTY	—	935,898,706	—	935,104,213
BOUT	—	206,833,011	—	206,981,782
ACII	—	—	—	—
BUFB	—	1,730,341	—	1,948,814
BUFF	—	4,899,554	—	5,171,122
QFLR	—	73,098,333	—	86,574,507
PSTP	—	—	—	—
EPRF	—	25,029,243	—	25,845,902
RFLR	—	5,579,605	—	5,392,517
XUSP	—	—	—	—

For the year or period ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
BSTP	$875,657	$195,274,389
LOUP	66,147,184	12,922,491
ACEI	—	—
BFRZ	64,336,413	1,251,884
SFLR	682,537,711	121,850,913
SPUT	6,135,813	2,287,830
IGTR	1,179,030	90,980,771
QHDG	5,299,443	9,012,015
FFTY	57,684,276	38,572,014
BOUT	1,892,653	3,680,546
ACII	—	—
BUFB	74,152,429	31,891,751
BUFF	334,211,497	155,053,843
QFLR	180,204,861	60,734,764
PSTP	17,126,341	278,409,241
EPRF	7,167,153	23,583,809
RFLR	30,003,710	1,149,954
XUSP	2,255,007	85,157,103

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.
5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

149

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Notes to Financial Statements
October 31, 2025(Continued)
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
6. SECURITIES LENDING
The Funds, excluding BSTP, PSTP, XUSP, ACEI and ACII, may lend up to 33 1∕3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.
As of October 31, 2025, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
LOUP	$13,611,333	$13,012,242	$15,617
BFRZ	4,824,665	4,873,686	1,137
SFLR	24,270,766	24,421,573	48,280
SPUT	673,842	689,564	91
IGTR	4,376,754	4,508,026	6,930
QHDG	277,045	284,226	538
FFTY	20,591,395	22,377,262	434,720
BOUT	1,117,922	1,137,506	5,771
BUFB	3,048,433	3,104,400	84,473
BUFF	6,633,600	6,800,000	236,353
QFLR	14,197,201	14,478,423	9,154
EPRF	2,781,873	2,867,253	95,615
RFLR	1,946,895	1,979,972	14,812

150

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Due to the absence of a master netting agreement related to the applicable Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
7. FEDERAL INCOME TAX INFORMATION
At October 31, 2025, the cost of investments including options written and net unrealized appreciation/ (depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BSTP	$56,258,570	$1,482,022	$(749,904)	$732,118
LOUP	131,536,057	53,315,946	(4,944,377)	48,371,569
ACEI	4,331,004	1,039	—	1,039
BFRZ	72,421,412	6,507,694	(1,507,169)	5,000,525
SFLR	1,055,892,620	210,450,649	(30,819,447)	179,631,202
SPUT	8,173,254	798,213	(141,065)	657,148
IGTR	54,887,536	7,893,195	(1,541,585)	6,351,610
QHDG	3,447,562	800,306	(237,663)	562,643
FFTY	121,950,542	16,826,222	(2,093,943)	14,732,279
BOUT	12,115,719	995,180	(742,870)	252,310
ACII	3,697,305	902	—	902
BUFB	197,879,864	38,542,812	(125,218)	38,417,594
BUFF	648,316,429	93,001,609	(228,132)	92,773,477
QFLR	316,736,677	100,999,157	(9,842,327)	91,156,830
PSTP	126,559,044	—	(15,320)	(15,320)
EPRF	96,742,211	551,226	(11,437,106)	(10,885,880)
RFLR	34,736,983	4,653,733	(2,029,080)	2,624,653
XUSP	41,856,246	9,195,010	(3,204,318)	5,990,692

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals, investments in PFICs, tax treatment of derivatives, and partnership investments.
As of October 31, 2025 the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Distributions Payable	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings (Accumulated Deficit)
BSTP	$(4,014,097)	$ —	$—	$732,118	$(3,281,979)
LOUP	(24,667,658)	—	—	48,371,569	23,703,911
ACEI	(32,533)	—	—	1,039	(31,494)
BFRZ	(2,169,043)	—	—	5,000,525	2,831,482
SFLR	(56,668,110)	—	—	179,631,202	122,963,092
SPUT	(106,978)	—	—	657,148	550,170
IGTR	(37,213,435)	—	220,264	6,351,610	(30,641,561)
QHDG	(1,133,047)	—	—	562,643	(570,404)
FFTY	(302,588,167)	—	933,609	14,732,279	(286,922,279)
BOUT	(10,436,680)	—	—	252,310	(10,184,370)
ACII	(394)	—	—	902	508

151

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Accumulated Capital and Other Losses	Distributions Payable	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings (Accumulated Deficit)
BUFB	$(194,619)	$—	$ —	$38,417,594	$38,222,975
BUFF	(39,310,744)	—	—	92,773,477	53,462,733
QFLR	(32,328,610)	—	—	91,156,830	58,828,220
PSTP	(4,637,942)	—	—	(15,320)	(4,653,262)
EPRF	(36,173,179)	(395,250)	—	(10,885,880)	(47,454,309)
RFLR	(351,421)	—	—	2,624,653	2,273,232
XUSP	(6,739,173)	—	—	5,990,692	(748,481)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.
At October 31, 2025, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BSTP	$445,444
LOUP	783,023
ACEI	32,533
BFRZ	—
SFLR	—
SPUT	—
IGTR	—
QHDG	20,666
FFTY	—
BOUT	24,506
ACII	394
BUFB	194,619
BUFF	727,610
QFLR	716,443
PSTP	832,621
EPRF	—
RFLR	—
XUSP	291,055

At October 31, 2025, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
BSTP	$3,568,653	$—
LOUP	13,822,723	10,008,554
ACEI	—	—
BFRZ	900,503	1,268,540
SFLR	41,441,308	15,226,801
SPUT	103,367	3,610
IGTR	37,218,723	—
QHDG	1,110,883	1,498

152

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Indefinite Short-Term	Indefinite Long-Term
FFTY	$301,961,303	$—
BOUT	10,393,738	—
ACII	—	—
BUFB	—	—
BUFF	38,583,134	—
QFLR	25,061,548	6,550,619
PSTP	3,805,321	—
EPRF	8,893,904	27,279,275
RFLR	351,421	—
XUSP	6,448,118	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2025, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
LOUP	$7,448,672
FFTY	14,930,358
BOUT	394,002
BUFF	4,152

All other Funds did not utilize capital loss carryforwards during the current tax year ended October 31, 2025.
The tax character of the distributions paid by the Funds during the fiscal years or period ended October 31, 2025 and October 31, 2024 were as follows:

	2025 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
BFRZ	$41,992	$—	$—	$41,992
SFLR	3,281,913	—	—	3,281,913
SPUT	261,532	—	—	261,532
IGTR	3,057,771	—	—	3,057,771
QHDG	1,906	—	—	1,906
FFTY	647,701	—	—	647,701
BOUT	79,635	—	—	79,635
QFLR	75,430	—	—	75,430
EPRF	5,472,234	—	—	5,472,234
RFLR	128,540	—	—	128,540

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
SFLR	$1,280,701	$448,389	$—	$1,729,090
IGTR	1,616,420	—	—	1,616,420
FFTY	551,275	—	—	551,275
BOUT	176,880	—	—	176,880
QFLR	—	—	28,037	28,037
EPRF	6,351,047	—	—	6,351,047

All other Funds did not pay any distributions during the fiscal years ended October 31, 2025 and October 31, 2024.

153

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
8. TRANSACTIONS WITH AFFILITATES
BUFF and BUFB had the following transactions during the year ended October 31, 2025 with affiliated companies:
BUFF

					Year Ended October 31, 2025
Security Name	Value as of November 1, 2024	Purchases	Sales	Value as of October 31, 2025	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF - January	$40,342,291	$27,855,122	$13,103,292	$61,126,480	1,325,379	$ —	$3,413,239	$2,619,120
Innovator U.S. Equity Power Buffer ETF - February	40,276,143	28,053,252	12,956,337	61,259,751	1,531,111	—	3,171,903	2,714,790
Innovator U.S. Equity Power Buffer ETF - March	40,111,318	28,187,648	13,612,158	61,169,349	1,383,296	—	3,223,943	3,258,598
Innovator U.S. Equity Power Buffer ETF - April	39,997,046	29,761,996	12,748,771	61,026,637	1,582,641	—	2,877,013	1,139,353
Innovator U.S. Equity Power Buffer ETF - May	40,222,127	28,827,035	13,472,757	60,980,433	1,562,399	—	2,854,762	2,549,266
Innovator U.S. Equity Power Buffer ETF - June	40,109,672	28,004,464	13,376,173	61,117,453	1,477,084	—	2,811,321	3,568,169
Innovator U.S. Equity Power Buffer ETF - July	39,931,091	28,247,182	14,299,247	61,203,151	1,334,565	—	3,899,522	3,424,603
Innovator U.S. Equity Power Buffer ETF - August	39,953,058	27,925,265	13,662,095	61,209,706	1,432,141	—	3,564,053	3,429,425
Innovator U.S. Equity Power Buffer ETF - September	39,959,973	27,832,189	13,271,904	61,201,008	1,416,690	—	3,563,497	3,117,253
Innovator U.S. Equity Power Buffer ETF - October	39,841,715	28,059,047	12,917,305	61,411,544	1,413,059	—	3,504,119	2,923,968
Innovator U.S. Equity Power Buffer ETF - November	40,485,708	27,969,190	13,441,623	61,089,900	1,473,466	—	2,854,946	3,221,679
Innovator U.S. Equity Power Buffer ETF - December	40,513,758	28,388,660	13,363,303	61,494,494	1,445,229	—	3,046,900	2,908,479
Total				$734,289,906		$—	$38,785,218	$ 34,874,703

154

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
BUFB

					Year Ended October 31, 2025
Security Name	Value as of November 1, 2024	Purchases	Sales	Value as of October 31, 2025	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Buffer ETF - January	$13,724,292	$6,208,832	$2,808,182	$19,467,862	362,876	$ —	$743,550	$1,599,370
Innovator U.S. Equity Buffer ETF - February	13,714,929	6,237,246	2,679,751	19,488,164	407,277	—	741,754	1,473,986
Innovator U.S. Equity Buffer ETF - March	13,638,121	6,215,915	2,958,148	19,397,792	372,005	—	742,491	1,759,413
Innovator U.S. Equity Buffer ETF - April	13,618,427	6,848,352	2,637,454	19,279,879	408,032	—	698,193	752,361
Innovator U.S. Equity Buffer ETF - May	13,675,997	6,567,456	2,830,982	19,283,405	436,884	—	666,291	1,204,643
Innovator U.S. Equity Buffer ETF - June	13,642,207	6,293,869	2,724,015	19,354,115	419,849	—	632,178	1,509,876
Innovator U.S. Equity Buffer ETF - July	13,592,854	6,247,522	2,818,918	19,454,533	387,848	—	780,630	1,652,445
Innovator U.S. Equity Buffer ETF - August	13,619,704	6,195,412	2,918,197	19,468,211	393,132	—	782,522	1,788,770
Innovator U.S. Equity Buffer ETF - September	13,616,760	6,184,479	2,925,741	19,434,158	398,813	—	739,261	1,819,399
Innovator U.S. Equity Buffer ETF - October	13,601,877	6,203,038	2,841,043	19,469,720	397,991	—	660,564	1,845,284
Innovator U.S. Equity Buffer ETF - November	13,797,068	6,232,558	2,965,313	19,438,002	440,222	—	564,121	1,809,568
Innovator U.S. Equity Buffer ETF - December	13,772,432	6,448,090	2,732,820	19,657,217	402,374	—	639,848	1,529,667
Total				$233,193,058		$—	$8,391,403	$ 18,744,782

9. SUBSEQUENT EVENT
On December 1, 2025, Goldman Sachs announced an agreement to acquire 100% of Innovator Capital Management LLC, advisor to the Funds, subject to regulatory approval and other customary closing conditions. Once the transaction is complete, the business will be wholly owned under Goldman Sachs Asset Management and the investment management and service providers will remain the same. It is expected that Innovator’s more than 70 employees will join Goldman Sachs Asset Management, with minimal disruption to operations. The transaction is expected to close in the second quarter of 2026.
On September 4, 2025, Deepwater Asset Management, LLC (“Deepwater”) was approved as a sub-adviser to the Innovator Deepwater Frontier Tech ETF. Deepwater’s appointment was effective December 1, 2025.
Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued and has determined there were no other subsequent events requiring recognition or disclosure in the financial statements.

155

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
October 31, 2025
To the Shareholders and Board of Trustees of Innovator ETFs Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, options written, and interest rate swap contracts, of Innovator Buffer Step-Up Strategy ETF, Innovator Deepwater Frontier Tech ETF, Innovator Equity Autocallable Income Strategy ETF, Innovator Equity Managed 100 Buffer ETF, Innovator Equity Managed Floor ETF, Innovator Equity Premium Income - Daily PutWrite ETF, Innovator Gradient Tactical Rotation Strategy ETF, Innovator Hedged Nasdaq-100 ETF, Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Index Autocallable Income Strategy ETF, Innovator Laddered Allocation Buffer ETF, Innovator Laddered Allocation Power Buffer ETF, Innovator Nasdaq-100 Managed Floor ETF, Innovator Power Buffer Step-Up Strategy ETF, Innovator S&P Investment Grade Preferred ETF, Innovator U.S. Small Cap Managed Floor ETF and Innovator Uncapped Accelerated U.S. Equity ETF (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Deepwater Frontier Tech ETF, Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Laddered Allocation Power Buffer ETF and Innovator S&P Investment Grade Preferred ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022, and 2021
Innovator Laddered Allocation Buffer ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, and 2023, and for the period from February 8, 2022 (commencement of operations) through October 31, 2022
Innovator Buffer Step-Up Strategy ETF and Innovator Power Buffer Step-Up Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, and 2023, and for the period from March 7, 2022 (commencement of operations) through October 31, 2022
Innovator Uncapped Accelerated U.S. Equity ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, and 2023, and for the period from August 10, 2022 (commencement of operations) through October 31, 2022

156

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
October 31, 2025(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Equity Managed Floor ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from November 8, 2022 (commencement of operations) through October 31, 2023
Innovator Gradient Tactical Rotation Strategy ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from November 16, 2022 (commencement of operations) through October 31, 2023
Innovator Nasdaq-100 Managed Floor ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from January 24, 2024 (commencement of operations) through October 31, 2024
Innovator Hedged Nasdaq-100 ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from August 19, 2024, (commencement of operations) through October 31, 2024
Innovator U.S. Small Cap Managed Floor ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from September 16, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Premium Income - Daily PutWrite ETF	For the period from March 13, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Managed 100 Buffer ETF	For the period from May 12, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Autocallable Income Strategy ETF and Innovator Index Autocallable Income Strategy ETF	For the period from September 24, 2025 (commencement of operations) through October 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
October 31, 2025(Continued)
included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 29, 2025

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator IBD® 50 ETF
Innovator IBD® Breakout Opportunities ETF
Innovator Deepwater Frontier Tech ETF
Innovator S&P Investment Grade Preferred ETF
Innovator Gradient Tactical Rotation Strategy ETF
Innovator Nasdaq-100 Managed Floor ETF
Innovator Buffer Step-Up Strategy ETF
Innovator Power Buffer Step-Up Strategy ETF
Innovator Uncapped Accelerated U.S. Equity ETF
Innovator Equity Premium Income - Daily PutWrite ETF
Innovator Laddered Allocation Buffer ETF
Innovator Laddered Allocation Power Buffer ETF
Innovator Equity Managed Floor ETF
At a quarterly Board meeting held on June 25, 2025, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Deepwater Frontier Tech ETF, Innovator S&P Investment Grade Preferred ETF, Innovator Gradient Tactical Rotation Strategy ETF, Innovator Nasdaq-100 Managed Floor ETF, Innovator Buffer Step-Up Strategy ETF, Innovator Power Buffer Step-Up Strategy ETF, Innovator Uncapped Accelerated U.S. Equity ETF, Innovator Equity Premium Income - Daily PutWrite ETF, Innovator Laddered Allocation Buffer ETF, Innovator Laddered Allocation Power Buffer ETF and Innovator Equity Managed Floor ETF (the “Funds”), and the Sub-Advisory Agreements among the Trust, on behalf of the Funds, the Adviser, Penserra Capital Management LLC (“Penserra”), Milliman Financial Risk Management LLC (“Milliman”), Gradient Investments, LLC (“Gradient”), and Parametric Portfolio Associates (“Parametric”) (collectively the “Sub–Advisers”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Advisers in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Advisers to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate or management fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Advisers, including other ETFs managed by the Adviser and the Sub-Advisers; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Advisers; any fall-out benefits accruing to the Adviser or the Sub-Advisers; and information on the Adviser’s and the Sub-Advisers’ compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Advisers. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Advisers are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Sub–Advisers pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Penserra, Milliman, Gradient, and Parametric, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Penserra’s, Milliman’s, Gradient’s, and Parametric’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Penserra’s, Milliman’s, Gradient’s, Parametric’s, and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreements, the Board reviewed the materials provided by the Sub–Advisers and noted the background and experience of Penserra’s, Milliman’s, Gradient’s, and Parametric’s portfolio management teams and each Sub–Adviser’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser, Penserra, Milliman, Gradient, and Parametric under the agreements were satisfactory.
The Board considered the historical investment performance of each of the Funds for the respective one-, three and five-year periods ended March 31, 2025 including NAV, market and respective index returns.
The Board reviewed the annual tracking error (NAV return to index return) for each of the applicable Funds that track an index.
The Adviser noted that index tracking error may be most impacted by index methodologies which rebalance frequently, and many indexes rebalance their constituents annually or quarterly, whereas, notably, Innovator IBD 50® ETF rebalances weekly. The Adviser further explained that more frequent rebalancing activity may generally result in greater tracking error of the ETF to an index, as portfolio turnover may take greater time for managing execution and price sensitivity. It was further noted that frequent rebalances also increase trading costs, including in connection with custom baskets, and cash drag may be amplified as compared to the index performance.
The Adviser explained that these factors which may contribute to higher tracking errors may also apply to LOUP and IGTR which include international holdings. The Adviser noted that in those instances where selecting an ADR over direct listed exposures from harder-to-access markets may demonstrate divergence in performance, and as an optimized portfolio LOUP and IGTR may also be more sensitive to diverge from the underlying index when excluding one position in favor of another. In addition, it was noted that ETFs which hold preferred securities, such as EPRF, tend to have slightly larger tracking errors.
The Board considered the unitary fee rate or management fee rate, as applicable, paid by each Fund under the investment management agreement for the services provided.
The Board noted that except for Innovator IBD 50® ETF, the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser, Penserra, Milliman, Gradient, and Parametric to other funds (including ETFs) and non-fund clients, as applicable.
In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee or management fee for each of the Funds, including the fee rate to be paid by the Adviser to the Sub–Advisers from the unitary fee or management fee, was fair.
The Board noted that the respective unitary fee or management fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Funds with a unitary fee would benefit the Adviser, Penserra, Milliman, Gradient, and Parametric, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex. The Board noted that the costs associated with higher-than-industry average index

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
license fees, the construction and execution of index methodology, and the necessary cost for an experienced sub-adviser also impact the costs of offering the respective Funds.
The Board reviewed profitability information in connection with the Funds.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

161

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Autocallable Income Strategy ETF
Innovator Index Autocallable Income Strategy ETF
At a quarterly Board meeting held on June 25, 2025, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Autocallable Income Strategy ETF and Innovator Index Autocallable Income Strategy ETF (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee of the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

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INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator Equity Managed 100 Buffer ETF
At a quarterly Board meeting held on March 27, 2025, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Managed 100 Buffer ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Parametric Portfolio Associates (“Parametric” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to the expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Parametric pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Sub-Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by the Sub-Adviser and noted the background and experience of the Sub-Adviser’s portfolio management team and the Sub-Adviser’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.89% of its average daily net assets. The Board considered that, from the unitary fee of the Fund, the Adviser would pay Parametric an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.18%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Parametric to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Parametric from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Parametric, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Parametric. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Parametric were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

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Additional Information (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.
2. PROXY VOTING POLICIES AND PROCEDURES
The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.
3. INFORMATION ABOUT PORTFOLIO SECURITIES
Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.
5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
6. TAX NOTICE
For the fiscal year or period ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The following table lists the percentages of dividend income distributed for the year or period ended October 31, 2025, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
BSTP	0.00%	0.00%
LOUP	0.00	0.00
ACEI	0.00	0.00
BFRZ	0.00	0.00
SFLR	0.00	0.00
SPUT	0.00	0.00
IGTR	0.00	0.00

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Additional Information (Unaudited)(Continued)

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
QHDG	0.00%	0.00%
FFTY	0.00	0.00
BOUT	0.00	0.00
ACII	0.00	0.00
BUFB	0.00	0.00
BUFF	0.00	0.00
QFLR	0.00	0.00
PSTP	0.00	0.00
EPRF	0.00	0.00
RFLR	0.00	0.00
XUSP	0.00	0.00

For the taxable year ended October 31, 2025, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

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The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

168

INVESTMENT ADVISOR
Innovator Capital Management, LLC
200 West Front Street
Wheaton, IL 60187
INVESTMENT SUB-ADVISORS

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Milliman Financial Risk Management, LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606
Gradient Investments, LLC 4105 Lexington Avenue North Arden Hills, MN 55126	Parametric Portfolio Associates 3600 Minnesota Drive, Unit 325 Minneapolis, MN 55435

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

INNOVATOR

Defined Outcome and Premium Income Core Financial Statements

INNOVATOR U.S. EQUITY DEFINED OUTCOME ETFS
INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS
INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS
INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR ACCELERATED DEFINED OUTCOME ETFS
INNOVATOR BITCOIN ETF
INNOVATOR PREMIUM INCOME ETFS
INNOVATOR EQUITY DUAL DIRECTIONAL ETFS

October 31, 2025
Innovator ETFs Trust

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.0%(a)
Call Options - 99.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $0.22(b)(c)(d)	$31,863,341	3,529	$31,434,815
Put Options - 0.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $84.90(b)(c)(d)	31,863,341	3,529	102,764
TOTAL PURCHASED OPTIONS (Cost $31,851,776)			31,537,579
TOTAL INVESTMENTS - 100.0% (Cost $31,851,776)			$31,537,579
Money Market Deposit Account - 0.1%(e)			34,159
Liabilities in Excess of Other Assets - (0.1)%			(20,349)
TOTAL NET ASSETS - 100.0%			$31,551,389

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

1

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - (0.0)%(a)
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $126.91(b)(c)	$(31,863,341)	(3,529)	$(5,752)
TOTAL WRITTEN OPTIONS (Premiums received $10,591)			$(5,752)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$31,537,579	100.0%
Written Options	(5,752)	0.0
Money Market Deposit Account	34,159	0.1
Liabilities in Excess of Other Assets	(14,597)	(0.1)(a)
	$31,551,389	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.9%(a)
Call Options - 97.9%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.88(b)(c)(d)	$28,811,539	3,191	$27,784,803
Put Options - 3.0%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $88.28(b)(c)(d)	28,811,539	3,191	853,688
TOTAL PURCHASED OPTIONS (Cost $28,525,014)			28,638,491
TOTAL INVESTMENTS - 100.9% (Cost $28,525,014)			$28,638,491
Money Market Deposit Account - 0.2%(e)			62,762
Liabilities in Excess of Other Assets - (1.1)%			(318,326)
TOTAL NET ASSETS - 100.0%			$28,382,927

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

3

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (0.2)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $131.23(a)(b)	$(28,811,539)	(3,191)	$(62,671)
Put Options - (0.9)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $80.33(a)(b)	(28,811,539)	(3,191)	(236,740)
TOTAL WRITTEN OPTIONS (Premiums received $717,808)			$(299,411)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$28,638,491	100.9%
Written Options	(299,411)	(1.1)
Money Market Deposit Account	62,762	0.2
Liabilities in Excess of Other Assets	(18,915)	0.0
	$28,382,927	100.0%

The accompanying notes are an integral part of these financial statements.

4

INNOVATOR DEFINED WEALTH SHIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.9%(a)
Call Options - 101.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.67(b)(c)(d)	$1,919,521,458	28,143	$1,909,731,634
Put Options - 1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.18(b)(c)(d)	1,919,521,458	28,143	30,636,751
TOTAL PURCHASED OPTIONS (Cost $1,912,234,874)			1,940,368,385
TOTAL INVESTMENTS - 102.9% (Cost $1,912,234,874)			$1,940,368,385
Money Market Deposit Account - 0.1%(e)			2,472,147
Liabilities in Excess of Other Assets - (3.0)%			(57,066,317)
TOTAL NET ASSETS - 100.0%			$1,885,774,215

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

5

INNOVATOR DEFINED WEALTH SHIELD ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Call Options - (2.8)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $681.90(a)(b)	$(1,919,521,458)	(28,143)	$(53,142,990)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $532.94(a)(b)	(1,919,521,458)	(28,143)	(2,857,921)
TOTAL WRITTEN OPTIONS (Premiums received $41,678,005)			$(56,000,911)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$1,940,368,385	102.9%
Written Options	(56,000,911)	(3.0)
Money Market Deposit Account	2,472,147	0.1
Liabilities in Excess of Other Assets	(1,065,406)	0.0
	$1,885,774,215	100.0%

The accompanying notes are an integral part of these financial statements.

6

INNOVATOR EMERGING MARKETS 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.8%(a)
Call Options - 101.0%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.13(b)(c)(d)	$16,014,880	2,896	$15,792,265
Put Options - 1.8%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $53.40(b)(c)(d)	16,014,880	2,896	276,278
TOTAL PURCHASED OPTIONS (Cost $15,751,099)			16,068,543
TOTAL INVESTMENTS - 102.8% (Cost $15,751,099)			$16,068,543
Money Market Deposit Account - 0.1%(e)			18,825
Liabilities in Excess of Other Assets - (2.9)%			(453,628)
TOTAL NET ASSETS - 100.0%			$15,633,740

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

7

INNOVATOR EMERGING MARKETS 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Call Options - (2.4)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $55.54(a)(b)	$(16,014,880)	(2,896)	$(381,027)
Put Options - (0.4)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.06(a)(b)	(16,014,880)	(2,896)	(61,627)
TOTAL WRITTEN OPTIONS (Premiums received $319,660)			$(442,654)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$16,068,543	102.8%
Written Options	(442,654)	(2.8)
Money Market Deposit Account	18,825	0.1
Liabilities in Excess of Other Assets	(10,974)	(0.1)
	$15,633,740	100.0%

The accompanying notes are an integral part of these financial statements.

8

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.9%(a)
Call Options - 112.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $0.44(b)(c)(d)	$88,474,470	15,999	$86,496,834
Put Options - 0.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $43.70(b)(c)(d)	88,474,470	15,999	487,809
TOTAL PURCHASED OPTIONS (Cost $72,153,709)			86,984,643
TOTAL INVESTMENTS - 112.9% (Cost $72,153,709)			$86,984,643
Money Market Deposit Account - 0.2%(e)			137,597
Liabilities in Excess of Other Assets - (13.1)%			(10,073,682)
TOTAL NET ASSETS - 100.0%			$77,048,558

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

9

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.0)%
Call Options - (12.7)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $50.12(a)(b)	$(88,474,470)	(15,999)	$(9,795,868)
Put Options - (0.3)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $37.15(a)(b)	(88,474,470)	(15,999)	(218,706)
TOTAL WRITTEN OPTIONS (Premiums received $2,911,785)			$(10,014,574)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$86,984,643	112.9%
Written Options	(10,014,574)	(13.0)
Money Market Deposit Account	137,597	0.2
Liabilities in Excess of Other Assets	(59,108)	(0.1)
	$77,048,558	100.0%

The accompanying notes are an integral part of these financial statements.

10

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 114.7%(a)
Call Options - 114.6%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.42(b)(c)(d)	$117,108,810	21,177	$114,877,178
Put Options - 0.1%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $41.82(b)(c)(d)	117,108,810	21,177	123,038
TOTAL PURCHASED OPTIONS (Cost $91,545,795)			115,000,216
TOTAL INVESTMENTS - 114.7% (Cost $91,545,795)			$115,000,216
Money Market Deposit Account - 0.2%(e)			195,903
Liabilities in Excess of Other Assets - (14.9)%			(14,973,031)
TOTAL NET ASSETS - 100.0%			$100,223,088

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

11

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.9)%
Call Options - (14.8)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.22(a)(b)	$(117,108,810)	(21,177)	$(14,845,077)
Put Options - (0.1)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $35.55(a)(b)	(117,108,810)	(21,177)	(51,884)
TOTAL WRITTEN OPTIONS (Premiums received $3,716,605)			$(14,896,961)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$115,000,216	114.7%
Written Options	(14,896,961)	(14.9)
Money Market Deposit Account	195,903	0.2
Liabilities in Excess of Other Assets	(76,070)	0.0
	$100,223,088	100.0%

The accompanying notes are an integral part of these financial statements.

12

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.8%(a)
Call Options - 105.8%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.48(b)(c)(d)	$161,581,070	29,219	$156,876,811
Put Options - 2.0%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $48.24(b)(c)(d)	161,581,070	29,219	2,951,119
TOTAL PURCHASED OPTIONS (Cost $145,383,588)			159,827,930
TOTAL INVESTMENTS - 107.8% (Cost $145,383,588)			$ 159,827,930
Money Market Deposit Account - 0.2%(e)			279,324
Liabilities in Excess of Other Assets - (8.0)%			(11,812,470)
TOTAL NET ASSETS - 100.0%			$148,294,784

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

13

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.9)%
Call Options - (7.1)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $54.93(a)(b)	$(161,581,070)	(29,219)	$(10,577,278)
Put Options - (0.8)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $41.00(a)(b)	(161,581,070)	(29,219)	(1,139,541)
TOTAL WRITTEN OPTIONS (Premiums received $5,566,964)			$(11,716,819)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$159,827,930	107.8%
Written Options	(11,716,819)	(7.9)
Money Market Deposit Account	279,324	0.2
Liabilities in Excess of Other Assets	(95,651)	(0.1)
	$148,294,784	100.0%

The accompanying notes are an integral part of these financial statements.

14

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.6%(a)
Call Options - 99.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $0.53(b)(c)(d)	$108,902,290	19,693	$105,678,743
Put Options - 4.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $53.40(b)(c)(d)	108,902,290	19,693	5,079,612
TOTAL PURCHASED OPTIONS (Cost $108,458,617)			110,758,355
TOTAL INVESTMENTS - 104.6% (Cost $108,458,617)			$110,758,355
Money Market Deposit Account - 0.2%(e)			194,282
Liabilities in Excess of Other Assets - (4.8)%			(5,031,621)
TOTAL NET ASSETS - 100.0%			$105,921,016

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

15

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.7)%
Call Options - (3.0)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $61.52(a)(b)	$(108,902,290)	(19,693)	$(3,157,773)
Put Options - (1.7)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $45.39(a)(b)	(108,902,290)	(19,693)	(1,799,743)
TOTAL WRITTEN OPTIONS (Premiums received $4,250,089)			$(4,957,516)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$110,758,355	104.6%
Written Options	(4,957,516)	(4.7)
Money Market Deposit Account	194,282	0.2
Liabilities in Excess of Other Assets	(74,105)	(0.1)
	$105,921,016	100.0%

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 116.5%(a)
Call Options - 115.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.63(b)(c)(d)	$45,561,608	668	$45,019,272
Put Options - 0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.42(b)(c)(d)	45,561,608	668	377,928
TOTAL PURCHASED OPTIONS (Cost $38,184,701)			45,397,200
TOTAL INVESTMENTS - 116.5% (Cost $38,184,701)			$45,397,200
Money Market Deposit Account - 0.3%(e)			110,516
Liabilities in Excess of Other Assets - (16.8)%			(6,556,550)
TOTAL NET ASSETS - 100.0%			$38,951,166

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (16.8)%
Call Options - (16.8)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $601.51(a)(b)	$(45,561,608)	(668)	$(6,531,009)
TOTAL WRITTEN OPTIONS (Premiums received $957,233)			$(6,531,009)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$45,397,200	116.5%
Written Options	(6,531,009)	(16.8)
Money Market Deposit Account	110,516	0.3
Liabilities in Excess of Other Assets	(25,541)	0.0
	$38,951,166	100.0%

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR AUGUST
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.2%(a)
Call Options - 104.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.35(b)(c)(d)	$125,567,246	1,841	$123,791,510
Put Options - 3.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.11(b)(c)(d)	125,567,246	1,841	3,907,964
TOTAL PURCHASED OPTIONS (Cost $120,260,978)			127,699,474
TOTAL INVESTMENTS - 108.2% (Cost $120,260,978)			$127,699,474
Money Market Deposit Account - 0.2%(e)			260,539
Liabilities in Excess of Other Assets - (8.4)%			(9,900,663)
TOTAL NET ASSETS - 100.0%			$118,059,350

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR AUGUST
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.3)%
Call Options - (8.3)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $678.16(a)(b)	$(125,567,246)	(1,841)	$(9,822,195)
TOTAL WRITTEN OPTIONS (Premiums received $4,862,213)			$(9,822,195)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$127,699,474	108.2%
Written Options	(9,822,195)	(8.3)
Money Market Deposit Account	260,539	0.2
Liabilities in Excess of Other Assets	(78,468)	(0.1)
	$118,059,350	100.0%

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR DECEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%(a)
Call Options - 105.5%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.05(b)(c)(d)	$106,333,154	1,559	$105,415,823
Put Options - 0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.57(b)(c)(d)	106,333,154	1,559	123,519
TOTAL PURCHASED OPTIONS (Cost $99,212,423)			105,539,342
TOTAL INVESTMENTS - 105.6% (Cost $99,212,423)			$105,539,342
Money Market Deposit Account - 0.4%(e)			397,321
Liabilities in Excess of Other Assets - (6.0)%			(5,992,790)
TOTAL NET ASSETS - 100.0%			$99,943,873

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR DECEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.9)%
Call Options - (5.9)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $649.49(a)(b)	$(106,333,154)	(1,559)	$(5,926,102)
TOTAL WRITTEN OPTIONS (Premiums received $1,094,642)			$(5,926,102)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$105,539,342	105.6%
Written Options	(5,926,102)	(5.9)
Money Market Deposit Account	397,321	0.4
Liabilities in Excess of Other Assets	(66,688)	(0.1)
	$99,943,873	100.0%

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR FEBRUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.8%(a)
Call Options - 107.0%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.04(b)(c)(d)	$126,794,954	1,859	$125,453,648
Put Options - 0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.84(b)(c)(d)	126,794,954	1,859	954,838
TOTAL PURCHASED OPTIONS (Cost $115,260,649)			126,408,486
TOTAL INVESTMENTS - 107.8% (Cost $115,260,649)			$126,408,486
Money Market Deposit Account - 0.3%(e)			368,556
Liabilities in Excess of Other Assets - (8.1)%			(9,473,972)
TOTAL NET ASSETS - 100.0%			$117,303,070

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.0)%
Call Options - (8.0)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $647.86(a)(b)	$(126,794,954)	(1,859)	$(9,395,664)
TOTAL WRITTEN OPTIONS (Premiums received $2,771,435)			$(9,395,664)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$126,408,486	107.8%
Written Options	(9,395,664)	(8.0)
Money Market Deposit Account	368,556	0.3
Liabilities in Excess of Other Assets	(78,308)	(0.1)
	$117,303,070	100.0%

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.4%(a)
Call Options - 109.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.90(b)(c)(d)	$60,362,310	885	$59,683,303
Put Options - 0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.12(b)(c)(d)	60,362,310	885	198,160
TOTAL PURCHASED OPTIONS (Cost $53,732,702)			59,881,463
TOTAL INVESTMENTS - 109.4% (Cost $53,732,702)			$59,881,463
Money Market Deposit Account - 0.4%(e)			194,679
Liabilities in Excess of Other Assets - (9.8)%			(5,320,386)
TOTAL NET ASSETS - 100.0%			$54,755,756

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.7)%
Call Options - (9.7)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $630.27(a)(b)	$(60,362,310)	(885)	$(5,284,840)
TOTAL WRITTEN OPTIONS (Premiums received $2,025,606)			$(5,284,840)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$59,881,463	109.4%
Written Options	(5,284,840)	(9.7)
Money Market Deposit Account	194,679	0.4
Liabilities in Excess of Other Assets	(35,546)	(0.1)
	$54,755,756	100.0%

The accompanying notes are an integral part of these financial statements.

26

Innovator Equity Defined Protection ETF - 1 Yr July
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.6%(a)
Call Options - 106.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.22(b)(c)(d)	$167,377,524	2,454	$164,975,132
Put Options - 2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.89(b)(c)(d)	167,377,524	2,454	4,194,426
TOTAL PURCHASED OPTIONS (Cost $156,953,594)			169,169,558
TOTAL INVESTMENTS - 109.6% (Cost $156,953,594)			$169,169,558
Money Market Deposit Account - 0.2%(e)			317,363
Liabilities in Excess of Other Assets - (9.8)%			(15,078,580)
TOTAL NET ASSETS - 100.0%			$154,408,341

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.7)%
Call Options - (9.7)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $661.10(a)(b)	$(167,377,524)	(2,454)	$(14,974,750)
TOTAL WRITTEN OPTIONS (Premiums received $6,628,630)			$(14,974,750)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$169,169,558	109.6%
Written Options	(14,974,750)	(9.7)
Money Market Deposit Account	317,363	0.2
Liabilities in Excess of Other Assets	(103,830)	(0.1)
	$154,408,341	100.0%

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JUNE
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.0%(a)
Call Options - 111.2%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.92(b)(c)(d)	$60,566,928	888	$59,870,461
Put Options - 1.8%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.41(b)(c)(d)	60,566,928	888	990,271
TOTAL PURCHASED OPTIONS (Cost $54,871,223)			60,860,732
TOTAL INVESTMENTS - 113.0% (Cost $54,871,223)			$60,860,732
Money Market Deposit Account - 0.3%(e)			155,500
Liabilities in Excess of Other Assets - (13.3)%			(7,149,818)
TOTAL NET ASSETS - 100.0%			$53,866,414

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JUNE
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.2)%
Call Options - (13.2)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $632.42(a)(b)	$(60,566,928)	(888)	$(7,114,345)
TOTAL WRITTEN OPTIONS (Premiums received $2,762,743)			$(7,114,345)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$60,860,732	113.0%
Written Options	(7,114,345)	(13.2)
Money Market Deposit Account	155,500	0.3
Liabilities in Excess of Other Assets	(35,473)	(0.1)
	$53,866,414	100.0%

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR MARCH
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.7%(a)
Call Options - 108.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.97(b)(c)(d)	$105,241,858	1,543	$104,155,216
Put Options - 1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.20(b)(c)(d)	105,241,858	1,543	978,956
TOTAL PURCHASED OPTIONS (Cost $93,176,484)			105,134,172
TOTAL INVESTMENTS - 109.7% (Cost $93,176,484)			$105,134,172
Money Market Deposit Account - 0.3%(e)			268,044
Liabilities in Excess of Other Assets - (10.0)%			(9,527,080)
TOTAL NET ASSETS - 100.0%			$95,875,136

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR MARCH
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.9)%
Call Options - (9.9)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $640.41(a)(b)	$(105,241,858)	(1,543)	$(9,463,064)
TOTAL WRITTEN OPTIONS (Premiums received $2,106,607)			$(9,463,064)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$105,134,172	109.7%
Written Options	(9,463,064)	(9.9)
Money Market Deposit Account	268,044	0.3
Liabilities in Excess of Other Assets	(64,016)	(0.1)
	$95,875,136	100.0%

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR MAY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 118.6%(a)
Call Options - 117.5%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.57(b)(c)(d)	$43,379,016	636	$42,879,508
Put Options - 1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.56(b)(c)(d)	43,379,016	636	421,865
TOTAL PURCHASED OPTIONS (Cost $37,646,879)			43,301,373
TOTAL INVESTMENTS - 118.6% (Cost $37,646,879)			$43,301,373
Money Market Deposit Account - 0.2%(e)			70,350
Liabilities in Excess of Other Assets - (18.8)%			(6,876,464)
TOTAL NET ASSETS - 100.0%			$36,495,259

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR MAY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (18.8)%
Call Options - (18.8)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $594.58(a)(b)	$(43,379,016)	(636)	$ (6,852,137)
TOTAL WRITTEN OPTIONS (Premiums received $2,286,654)			$ (6,852,137)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$43,301,373	118.6%
Written Options	(6,852,137)	(18.8)
Money Market Deposit Account	70,350	0.2
Liabilities in Excess of Other Assets	(24,327)	0.0
	$36,495,259	100.0%

The accompanying notes are an integral part of these financial statements.

34

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.7%(a)
Call Options - 98.9%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.85(b)(c)(d)	$46,039,050	675	$45,264,150
Put Options - 5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.09(b)(c)(d)	46,039,050	675	2,642,625
TOTAL PURCHASED OPTIONS (Cost $47,909,197)			47,906,775
TOTAL INVESTMENTS - 104.7% (Cost $47,909,197)			$47,906,775
Money Market Deposit Account - 0.4%(e)			174,894
Liabilities in Excess of Other Assets - (5.1)%			(2,343,373)
TOTAL NET ASSETS - 100.0%			$45,738,296

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

35

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (5.0)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $728.78(a)(b)	$(46,039,050)	(675)	$(2,308,500)
TOTAL WRITTEN OPTIONS (Premiums received $2,307,289)			$(2,308,500)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$47,906,775	104.7%
Written Options	(2,308,500)	(5.0)
Money Market Deposit Account	174,894	0.4
Liabilities in Excess of Other Assets	(34,873)	(0.1)
	$45,738,296	100.0%

The accompanying notes are an integral part of these financial statements.

36

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.9%(a)
Call Options - 101.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.70(b)(c)(d)	$134,229,408	1,968	$132,013,873
Put Options - 4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.22(b)(c)(d)	134,229,408	1,968	6,436,285
TOTAL PURCHASED OPTIONS (Cost $136,165,740)			138,450,158
TOTAL INVESTMENTS - 105.9% (Cost $136,165,740)			$138,450,158
Money Market Deposit Account - 0.2%(e)			300,584
Liabilities in Excess of Other Assets - (6.1)%			(8,012,334)
TOTAL NET ASSETS - 100.0%			$130,738,408

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

37

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.1)%
Call Options - (6.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $709.68(a)(b)	$(134,229,408)	(1,968)	$(7,934,504)
TOTAL WRITTEN OPTIONS (Premiums received $6,203,611)			$(7,934,504)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$138,450,158	105.9%
Written Options	(7,934,504)	(6.1)
Money Market Deposit Account	300,584	0.2
Liabilities in Excess of Other Assets	(77,830)	0.0
	$130,738,408	100.0%

The accompanying notes are an integral part of these financial statements.

38

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR SEPTEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.6%(a)
Call Options - 103.7%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.48(b)(c)(d)	$155,918,916	2,286	$153,762,121
Put Options - 3.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.08(b)(c)(d)	155,918,916	2,286	5,851,474
TOTAL PURCHASED OPTIONS (Cost $152,898,196)			159,613,595
TOTAL INVESTMENTS - 107.6% (Cost $152,898,196)			$159,613,595
Money Market Deposit Account - 0.2%(e)			366,607
Liabilities in Excess of Other Assets - (7.8)%			(11,662,042)
TOTAL NET ASSETS - 100.0%			$148,318,160

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

39

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.8)%
Call Options - (7.8)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $688.46(a)(b)	$(155,918,916)	(2,286)	$(11,563,068)
TOTAL WRITTEN OPTIONS (Premiums received $6,502,840)			$(11,563,068)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$159,613,595	107.6%
Written Options	(11,563,068)	(7.8)
Money Market Deposit Account	366,607	0.2
Liabilities in Excess of Other Assets	(98,974)	0.0
	$148,318,160	100.0%

The accompanying notes are an integral part of these financial statements.

40

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO APRIL 2026
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.9%(a)
Call Options - 113.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42(b)(c)(d)	$66,296,232	972	$65,145,161
Put Options - 0.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07(b)(c)(d)	66,296,232	972	367,785
TOTAL PURCHASED OPTIONS (Cost $53,358,231)			65,512,946
TOTAL INVESTMENTS - 113.9% (Cost $53,358,231)			$65,512,946
Money Market Deposit Account - 0.4%(e)			227,431
Liabilities in Excess of Other Assets - (14.3)%			(8,212,867)
TOTAL NET ASSETS - 100.0%			$57,527,510

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

41

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO APRIL 2026
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.2)%
Call Options - (14.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22(a)(b)	$(66,296,232)	(972)	$(8,187,166)
TOTAL WRITTEN OPTIONS (Premiums received $1,973,547)			$(8,187,166)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$65,512,946	113.9%
Written Options	(8,187,166)	(14.2)
Money Market Deposit Account	227,431	0.4
Liabilities in Excess of Other Assets	(25,701)	(0.1)(a)
	$57,527,510	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

42

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO APRIL 2027
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 116.7%(a)
Call Options - 113.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07(b)(c)(d)	$11,936,050	175	$11,646,031
Put Options - 3.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39(b)(c)(d)	11,936,050	175	339,574
TOTAL PURCHASED OPTIONS (Cost $10,161,707)			11,985,605
TOTAL INVESTMENTS - 116.7% (Cost $10,161,707)			$11,985,605
Money Market Deposit Account - 0.4%(e)			42,367
Liabilities in Excess of Other Assets - (17.1)%			(1,755,417)
TOTAL NET ASSETS - 100.0%			$10,272,555

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

43

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO APRIL 2027
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (17.0)%
Call Options - (17.0)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09(a)(b)	$(11,936,050)	(175)	$(1,748,971)
TOTAL WRITTEN OPTIONS (Premiums received $530,655)			$(1,748,971)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$11,985,605	116.7%
Written Options	(1,748,971)	(17.0)
Money Market Deposit Account	42,367	0.4
Liabilities in Excess of Other Assets	(6,446)	(0.1)
	$10,272,555	100.0%

The accompanying notes are an integral part of these financial statements.

44

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JANUARY 2026
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 124.7%(a)
Call Options - 124.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $8.56(b)(c)(d)	$54,155,564	794	$53,336,863
Put Options - 0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $475.31(b)(c)(d)	54,155,564	794	41,677
TOTAL PURCHASED OPTIONS (Cost $41,116,329)			53,378,540
TOTAL INVESTMENTS - 124.7% (Cost $41,116,329)			$53,378,540
Money Market Deposit Account - 0.5%(e)			196,462
Liabilities in Excess of Other Assets - (25.2)%			(10,753,136)
TOTAL NET ASSETS - 100.0%			$42,821,866

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

45

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JANUARY 2026
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (25.0)%
Call Options - (25.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $550.46(a)(b)	$(54,155,564)	(794)	$(10,724,725)
TOTAL WRITTEN OPTIONS (Premiums received $1,572,149)			$(10,724,725)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$53,378,540	124.7%
Written Options	(10,724,725)	(25.0)
Money Market Deposit Account	196,462	0.5
Liabilities in Excess of Other Assets	(28,411)	(0.2)
	$42,821,866	100.0%

The accompanying notes are an integral part of these financial statements.

46

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JANUARY 2027
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.6%(a)
Call Options - 107.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55(b)(c)(d)	$40,991,806	601	$40,006,605
Put Options - 3.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08(b)(c)(d)	40,991,806	601	1,234,862
TOTAL PURCHASED OPTIONS (Cost $37,059,584)			41,241,467
TOTAL INVESTMENTS - 110.6% (Cost $37,059,584)			$41,241,467
Money Market Deposit Account - 0.4%(e)			164,957
Liabilities in Excess of Other Assets - (11.0)%			(4,118,635)
TOTAL NET ASSETS - 100.0%			$37,287,789

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

47

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JANUARY 2027
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.0)%
Call Options - (11.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50(a)(b)	$(40,991,806)	(601)	$(4,094,691)
TOTAL WRITTEN OPTIONS (Premiums received $1,546,394)			$(4,094,691)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$41,241,467	110.6%
Written Options	(4,094,691)	(11.0)
Money Market Deposit Account	164,957	0.4
Liabilities in Excess of Other Assets	(23,944)	0.0
	$37,287,789	100.0%

The accompanying notes are an integral part of these financial statements.

48

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JULY 2026
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.0%(a)
Call Options - 110.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80(b)(c)(d)	$68,888,060	1,010	$67,547,588
Put Options - 1.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22(b)(c)(d)	68,888,060	1,010	846,956
TOTAL PURCHASED OPTIONS (Cost $57,264,932)			68,394,544
TOTAL INVESTMENTS - 112.0% (Cost $57,264,932)			$68,394,544
Money Market Deposit Account - 0.4%(e)			242,529
Liabilities in Excess of Other Assets - (12.4)%			(7,547,560)
TOTAL NET ASSETS - 100.0%			$61,089,513

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

49

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JULY 2026
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.3)%
Call Options - (12.3)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27(a)(b)	$(68,888,060)	(1,010)	$(7,507,583)
TOTAL WRITTEN OPTIONS (Premiums received $2,051,794)			$(7,507,583)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$ 68,394,544	112.0%
Written Options	(7,507,583)	(12.3)
Money Market Deposit Account	242,529	0.4
Liabilities in Excess of Other Assets	(39,977)	(0.1)
	$61,089,513	100.0%

The accompanying notes are an integral part of these financial statements.

50

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JULY 2027
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.1%(a)
Call Options - 105.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $11.12(b)(c)(d)	$182,723,874	2,679	$177,663,029
Put Options - 5.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $617.85(b)(c)(d)	182,723,874	2,679	8,727,298
TOTAL PURCHASED OPTIONS (Cost $172,522,081)			186,390,327
TOTAL INVESTMENTS - 111.1% (Cost $172,522,081)			$186,390,327
Money Market Deposit Account - 0.2%(e)			284,112
Liabilities in Excess of Other Assets - (11.3)%			(18,886,215)
TOTAL NET ASSETS - 100.0%			$167,788,224

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

51

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JULY 2027
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.2)%
Call Options - (11.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $701.94(a)(b)	$(182,723,874)	(2,679)	$(18,774,244)
TOTAL WRITTEN OPTIONS (Premiums received $9,199,845)			$(18,774,244)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$186,390,327	111.1%
Written Options	(18,774,244)	(11.2)
Money Market Deposit Account	284,112	0.2
Liabilities in Excess of Other Assets	(111,971)	(0.1)
	$167,788,224	100.0%

The accompanying notes are an integral part of these financial statements.

52

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO OCTOBER 2026
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.1%(a)
Call Options - 110.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33(b)(c)(d)	$81,847,200	1,200	$80,076,528
Put Options - 2.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76(b)(c)(d)	81,847,200	1,200	1,829,172
TOTAL PURCHASED OPTIONS (Cost $71,845,437)			81,905,700
TOTAL INVESTMENTS - 113.1% (Cost $71,845,437)			$81,905,700
Money Market Deposit Account - 0.4%(e)			281,109
Liabilities in Excess of Other Assets - (13.5)%			(9,775,001)
TOTAL NET ASSETS - 100.0%			$72,411,808

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

53

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO OCTOBER 2026
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.4)%
Call Options - (13.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12(a)(b)	$(81,847,200)	(1,200)	$(9,725,532)
TOTAL WRITTEN OPTIONS (Premiums received $3,819,075)			$(9,725,532)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$ 81,905,700	113.1%
Written Options	(9,725,532)	(13.4)
Money Market Deposit Account	281,109	0.4
Liabilities in Excess of Other Assets	(49,469)	(0.1)
	$72,411,808	100.0%

The accompanying notes are an integral part of these financial statements.

54

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO OCTOBER 2027
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.6%(a)
Call Options - 100.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $11.99(b)(c)(d)	$10,912,960	160	$10,594,233
Put Options - 7.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $666.18(b)(c)(d)	10,912,960	160	754,842
TOTAL PURCHASED OPTIONS (Cost $11,155,937)			11,349,075
TOTAL INVESTMENTS - 107.6% (Cost $11,155,937)			$11,349,075
Money Market Deposit Account - 0.3%(e)			29,093
Liabilities in Excess of Other Assets - (7.9)%			(828,908)
TOTAL NET ASSETS - 100.0%			$ 10,549,260

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

55

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO OCTOBER 2027
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.8)%
Call Options - (7.8)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $751.32(a)(b)	$(10,912,960)	(160)	$ (823,963)
TOTAL WRITTEN OPTIONS (Premiums received $671,911)			$ (823,963)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$11,349,075	107.6%
Written Options	(823,963)	(7.8)
Money Market Deposit Account	29,093	0.3
Liabilities in Excess of Other Assets	(4,945)	(0.1)(a)
	$10,549,260	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

56

INNOVATOR EQUITY DEFINED PROTECTION ETF - 6 MO APR/OCT
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.5%(a)
Call Options - 101.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $3.33(b)(c)(d)	$103,127,472	1,512	$102,241,576
Put Options - 3.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $666.18(b)(c)(d)	103,127,472	1,512	3,069,904
TOTAL PURCHASED OPTIONS (Cost $103,592,699)			105,311,480
TOTAL INVESTMENTS - 104.5% (Cost $103,592,699)			$105,311,480
Money Market Deposit Account - 0.2%(e)			154,502
Liabilities in Excess of Other Assets - (4.7)%			(4,641,577)
TOTAL NET ASSETS - 100.0%			$ 100,824,405

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

57

INNOVATOR EQUITY DEFINED PROTECTION ETF - 6 MO APR/OCT
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (4.5)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $688.56(a)(b)	$(103,127,472)	(1,512)	$ (4,579,561)
TOTAL WRITTEN OPTIONS (Premiums received $3,305,988)			$ (4,579,561)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$105,311,480	104.5%
Written Options	(4,579,561)	(4.5)
Money Market Deposit Account	154,502	0.2
Liabilities in Excess of Other Assets	(62,016)	(0.2)
	$100,824,405	100.0%

The accompanying notes are an integral part of these financial statements.

58

INNOVATOR EQUITY DEFINED PROTECTION ETF - 6 MO JAN/JUL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.0%(a)
Call Options - 107.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $3.09(b)(c)(d)	$260,751,538	3,823	$258,883,659
Put Options - 0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $617.85(b)(c)(d)	260,751,538	3,823	1,542,236
TOTAL PURCHASED OPTIONS (Cost $242,764,500)			260,425,895
TOTAL INVESTMENTS - 108.0% (Cost $242,764,500)			$260,425,895
Money Market Deposit Account - 0.1%(e)			328,655
Liabilities in Excess of Other Assets - (8.1)%			(19,610,419)
TOTAL NET ASSETS - 100.0%			$ 241,144,131

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

59

INNOVATOR EQUITY DEFINED PROTECTION ETF - 6 MO JAN/JUL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.1)%
Call Options - (8.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $640.34(a)(b)	$(260,751,538)	(3,823)	$ (19,449,780)
TOTAL WRITTEN OPTIONS (Premiums received $7,585,606)			$ (19,449,780)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$260,425,895	108.0%
Written Options	(19,449,780)	(8.1)
Money Market Deposit Account	328,655	0.1
Liabilities in Excess of Other Assets	(160,639)	0.0
	$241,144,131	100.0%

The accompanying notes are an integral part of these financial statements.

60

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 123.0%(a)
Call Options - 104.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.23(b)(c)(d)	$108,311,128	1,588	$106,754,983
Put Options - 19.0%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $549.89	1,083,111,280	15,880	14,069,045
Expiration: 06/30/2026; Exercise Price: $617.90	216,622,256	3,176	5,428,991
Total Put Options			19,498,036
TOTAL PURCHASED OPTIONS (Cost $131,435,314)			126,253,019
TOTAL INVESTMENTS - 123.0% (Cost $131,435,314)			$126,253,019
Money Market Deposit Account - 0.4%(e)			443,843
Liabilities in Excess of Other Assets - (23.4)%			(24,026,928)
TOTAL NET ASSETS - 100.0%			$ 102,669,934

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

61

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (23.3)%
Call Options - (5.9)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $695.71(a)(b)	$(108,311,128)	(1,588)	$(6,030,398)
Put Options - (17.4)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $556.07(a)(b)	(1,299,733,536)	(19,056)	(17,929,028)
TOTAL WRITTEN OPTIONS (Premiums received $31,156,064)			$ (23,959,426)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$126,253,019	123.0%
Written Options	(23,959,426)	(23.3)
Money Market Deposit Account	443,843	0.4
Liabilities in Excess of Other Assets	(67,502)	(0.1)
	$102,669,934	100.0%

The accompanying notes are an integral part of these financial statements.

62

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 143.6%(a)
Call Options - 99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.86(b)(c)(d)	$954,884	14	$939,162
Put Options - 44.5%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 10/30/2026; Exercise Price: $607.03	9,548,840	140	311,640
Expiration: 10/30/2026; Exercise Price: $682.10	1,909,768	28	110,152
Total Put Options			421,792
TOTAL PURCHASED OPTIONS (Cost $1,361,189)			1,360,954
TOTAL INVESTMENTS - 143.6% (Cost $1,361,189)			$1,360,954
Liabilities in Excess of Other Assets - (43.6)%			(412,977)
TOTAL NET ASSETS - 100.0%			$947,977

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

63

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (43.8)%
Call Options - (2.3)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $776.53(a)(b)	$(954,884)	(14)	$(21,714)
Put Options - (41.5)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $613.85(a)(b)	(11,458,608)	(168)	(393,960)
TOTAL WRITTEN OPTIONS (Premiums received $415,439)			$ (415,674)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$1,360,954	143.6%
Written Options	(415,674)	(43.8)
Other Assets in Excess of Other Assets	2,697	0.2
	$947,977	100.0%

The accompanying notes are an integral part of these financial statements.

64

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 137.0%(a)
Call Options - 100.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.72(b)(c)(d)	$48,017,024	704	$47,223,116
Put Options - 36.6%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $592.90	480,170,240	7,040	12,628,423
Expiration: 09/30/2026; Exercise Price: $666.23	96,034,048	1,408	4,605,188
Total Put Options			17,233,611
TOTAL PURCHASED OPTIONS (Cost $64,955,058)			64,456,727
TOTAL INVESTMENTS - 137.0% (Cost $64,955,058)			$64,456,727
Money Market Deposit Account - 0.4%(e)			186,613
Liabilities in Excess of Other Assets - (37.4)%			(17,581,936)
TOTAL NET ASSETS - 100.0%			$47,061,404

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

65

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (37.3)%
Call Options - (3.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $749.72(a)(b)	$(48,017,024)	(704)	$(1,523,386)
Put Options - (34.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $599.56(a)(b)	(576,204,288)	(8,448)	(16,032,192)
TOTAL WRITTEN OPTIONS (Premiums received $18,404,981)			$ (17,555,578)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$64,456,727	137.0%
Written Options	(17,555,578)	(37.3)
Money Market Deposit Account	186,613	0.4
Liabilities in Excess of Other Assets	(26,358)	(0.1)
	$47,061,404	100.0%

The accompanying notes are an integral part of these financial statements.

66

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 130.9%(a)
Call Options - 102.1%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.49(b)(c)(d)	$22,371,568	328	$ 22,061,791
Put Options - 28.8%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 08/31/2026; Exercise Price: $574.09	223,715,680	3,280	4,538,339
Expiration: 08/31/2026; Exercise Price: $645.09	44,743,136	656	1,679,308
Total Put Options			6,217,647
TOTAL PURCHASED OPTIONS (Cost $28,457,286)			28,279,438
TOTAL INVESTMENTS - 130.9% (Cost $28,457,286)			$28,279,438
Money Market Deposit Account - 0.3%(e)			63,642
Liabilities in Excess of Other Assets - (31.2)%			(6,738,991)
TOTAL NET ASSETS - 100.0%			$ 21,604,089

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

67

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (31.1)%
Call Options - (4.4)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $726.71(a)(b)	$(22,371,568)	(328)	$(955,441)
Put Options - (26.7)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $580.55(a)(b)	(268,458,816)	(3,936)	(5,769,624)
TOTAL WRITTEN OPTIONS (Premiums received $7,357,743)			$ (6,725,065)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$28,279,438	130.9%
Written Options	(6,725,065)	(31.1)
Money Market Deposit Account	63,642	0.3
Liabilities in Excess of Other Assets	(13,926)	(0.1)
	$21,604,089	100.0%

The accompanying notes are an integral part of these financial statements.

68

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 126.8%(a)
Call Options - 105.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.24(b)(c)(d)	$89,281,654	1,309	$87,997,630
Put Options - 20.9%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $518.99	1,339,224,810	19,635	12,932,985
Expiration: 06/30/2026; Exercise Price: $617.87	178,563,308	2,618	4,473,874
Total Put Options			17,406,859
TOTAL PURCHASED OPTIONS (Cost $111,981,426)			105,404,489
TOTAL INVESTMENTS - 126.8% (Cost $111,981,426)			$105,404,489
Money Market Deposit Account - 0.3%(e)			287,220
Liabilities in Excess of Other Assets - (27.1)%			(22,562,678)
TOTAL NET ASSETS - 100.0%			$83,129,031

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

69

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (27.1)%
Call Options - (8.4)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $672.22(a)(b)	$(89,281,654)	(1,309)	$(6,957,518)
Put Options - (18.7)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.20(a)(b)	(1,517,788,118)	(22,253)	(15,544,388)
TOTAL WRITTEN OPTIONS (Premiums received $29,978,514)			$ (22,501,906)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$105,404,489	126.8%
Written Options	(22,501,906)	(27.1)
Money Market Deposit Account	287,220	0.3
Liabilities in Excess of Other Assets	(60,772)	0.0
	$83,129,031	100.0%

The accompanying notes are an integral part of these financial statements.

70

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 148.5%(a)
Call Options - 99.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.88(b)(c)(d)	$954,884	14	$939,148
Put Options - 49.4%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 10/30/2026; Exercise Price: $572.93	14,323,260	210	358,470
Expiration: 10/30/2026; Exercise Price: $682.11	1,909,768	28	110,180
Total Put Options			468,650
TOTAL PURCHASED OPTIONS (Cost $1,408,124)			1,407,798
TOTAL INVESTMENTS - 148.5% (Cost $1,408,124)			$1,407,798
Liabilities in Excess of Other Assets - (48.5)%			(459,813)
TOTAL NET ASSETS - 100.0%			$947,985

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

71

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (48.8)%
Call Options - (3.6)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $750.27(a)(b)	$(954,884)	(14)	$(33,656)
Put Options - (45.2)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.76(a)(b)	(16,233,028)	(238)	(428,876)
TOTAL WRITTEN OPTIONS (Premiums received $462,206)			$ (462,532)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$1,407,798	148.5%
Written Options	(462,532)	(48.8)
Other Assets in Excess of Other Assets	2,719	0.3
	$947,985	100.0%

The accompanying notes are an integral part of these financial statements.

72

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 141.6%(a)
Call Options - 100.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.73(b)(c)(d)	$123,862,096	1,816	$121,895,368
Put Options - 40.9%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $559.59	1,857,931,440	27,240	37,455,000
Expiration: 09/30/2026; Exercise Price: $666.21	247,724,192	3,632	12,061,872
Total Put Options			49,516,872
TOTAL PURCHASED OPTIONS (Cost $172,875,750)			171,412,240
TOTAL INVESTMENTS - 141.6% (Cost $172,875,750)			$171,412,240
Money Market Deposit Account - 0.4%(e)			488,230
Liabilities in Excess of Other Assets - (42.0)%			(50,831,190)
TOTAL NET ASSETS - 100.0%			$ 121,069,280

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

73

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (41.9)%
Call Options - (4.8)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $726.34(a)(b)	$(123,862,096)	(1,816)	$(5,809,384)
Put Options - (37.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.28(a)(b)	(2,105,655,632)	(30,872)	(44,949,632)
TOTAL WRITTEN OPTIONS (Premiums received $52,952,066)			$ (50,759,016)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$171,412,240	141.6%
Written Options	(50,759,016)	(41.9)
Money Market Deposit Account	488,230	0.4
Liabilities in Excess of Other Assets	(72,174)	(0.1)
	$121,069,280	100.0%

The accompanying notes are an integral part of these financial statements.

74

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 134.4%(a)
Call Options - 102.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.50(b)(c)(d)	$57,770,482	847	$56,969,720
Put Options - 31.6%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 08/31/2026; Exercise Price: $541.84	866,557,230	12,705	13,184,360
Expiration: 08/31/2026; Exercise Price: $645.10	115,540,964	1,694	4,336,877
Total Put Options			17,521,237
TOTAL PURCHASED OPTIONS (Cost $75,123,492)			74,490,957
TOTAL INVESTMENTS - 134.4% (Cost $75,123,492)			$74,490,957
Money Market Deposit Account - 0.4%(e)			234,299
Liabilities in Excess of Other Assets - (34.8)%			(19,293,784)
TOTAL NET ASSETS - 100.0%			$55,431,472

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

75

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (34.7)%
Call Options - (6.2)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $705.10(a)(b)	$(57,770,482)	(847)	$(3,425,751)
Put Options - (28.5)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.31(a)(b)	(982,098,194)	(14,399)	(15,832,996)
TOTAL WRITTEN OPTIONS (Premiums received $21,068,303)			$ (19,258,747)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$74,490,957	134.4%
Written Options	(19,258,747)	(34.7)
Money Market Deposit Account	234,299	0.4
Liabilities in Excess of Other Assets	(35,037)	(0.1)
	$55,431,472	100.0%

The accompanying notes are an integral part of these financial statements.

76

INNOVATOR GROWTH ACCELERATED ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.9%(a)
Call Options - 107.9%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $1.50	$62,466,651	993	$62,247,019
Expiration: 12/31/2025; Exercise Price: $600.37	62,466,651	993	4,247,647
TOTAL PURCHASED OPTIONS (Cost $62,099,337)			66,494,666
TOTAL INVESTMENTS - 107.9% (Cost $62,099,337)			$66,494,666
Money Market Deposit Account - 0.2%(e)			98,894
Liabilities in Excess of Other Assets - (8.1)%			(4,990,811)
TOTAL NET ASSETS - 100.0%			$ 61,602,749

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

77

INNOVATOR GROWTH ACCELERATED ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.0)%
Call Options - (8.0)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $625.59(a)(b)	$(124,933,302)	(1,986)	$ (4,949,847)
TOTAL WRITTEN OPTIONS (Premiums received $2,538,753)			$ (4,949,847)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$66,494,666	107.9%
Written Options	(4,949,847)	(8.0)
Money Market Deposit Account	98,894	0.2
Liabilities in Excess of Other Assets	(40,964)	(0.1)
	$61,602,749	100.0%

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 177.4%(a)
Call Options - 177.4%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 03/31/2026; Exercise Price: $4.70	$35,668,269	567	$35,349,445
Expiration: 03/31/2026; Exercise Price: $468.92	71,336,538	1,134	19,455,800
TOTAL PURCHASED OPTIONS (Cost $36,017,001)			54,805,245
TOTAL INVESTMENTS - 177.4% (Cost $36,017,001)			$54,805,245
Money Market Deposit Account - 0.3%(e)			105,926
Liabilities in Excess of Other Assets - (77.7)%			(24,022,961)
TOTAL NET ASSETS - 100.0%			$30,888,210

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (77.7)%
Call Options - (77.7)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $501.98(a)(b)	$(107,004,807)	(1,701)	$ (24,002,131)
TOTAL WRITTEN OPTIONS (Premiums received $7,770,392)			$ (24,002,131)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$54,805,245	177.4%
Written Options	(24,002,131)	(77.7)
Money Market Deposit Account	105,926	0.3
Liabilities in Excess of Other Assets	(20,830)	0.0
	$30,888,210	100.0%

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR GROWTH ACCELERATED PLUS ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 145.7%(a)
Call Options - 145.7%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $5.13	$26,295,126	418	$26,052,047
Expiration: 12/31/2025; Exercise Price: $511.23	52,590,252	836	10,261,933
TOTAL PURCHASED OPTIONS (Cost $28,095,746)			36,313,980
TOTAL INVESTMENTS - 145.7% (Cost $28,095,746)			$36,313,980
Money Market Deposit Account - 0.3%(e)			84,229
Liabilities in Excess of Other Assets - (46.0)%			(11,474,500)
TOTAL NET ASSETS - 100.0%			$24,923,709

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR GROWTH ACCELERATED PLUS ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (46.0)%
Call Options - (46.0)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $544.36(a)(b)	$(78,885,378)	(1,254)	$ (11,455,879)
TOTAL WRITTEN OPTIONS (Premiums received $4,712,572)			$ (11,455,879)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$36,313,980	145.7%
Written Options	(11,455,879)	(46.0)
Money Market Deposit Account	84,229	0.3
Liabilities in Excess of Other Assets	(18,621)	0.0
	$24,923,709	100.0%

The accompanying notes are an integral part of these financial statements.

82

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 140.7%(a)
Call Options - 140.7%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $5.53	$25,603,149	407	$25,313,296
Expiration: 06/30/2026; Exercise Price: $551.64	51,206,298	814	8,805,209
TOTAL PURCHASED OPTIONS (Cost $27,183,310)			34,118,505
TOTAL INVESTMENTS - 140.7% (Cost $27,183,310)			$34,118,505
Money Market Deposit Account - 0.4%(e)			91,921
Liabilities in Excess of Other Assets - (41.1)%			(9,963,801)
TOTAL NET ASSETS - 100.0%			$24,246,625

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

83

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (41.0)%
Call Options - (41.0)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $586.61(a)(b)	$(76,809,447)	(1,221)	$(9,948,195)
TOTAL WRITTEN OPTIONS (Premiums received $4,759,793)			$(9,948,195)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$34,118,505	140.7%
Written Options	(9,948,195)	(41.0)
Money Market Deposit Account	91,921	0.4
Liabilities in Excess of Other Assets	(15,606)	(0.1)
	$24,246,625	100.0%

The accompanying notes are an integral part of these financial statements.

84

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 128.9%(a)
Call Options - 128.9%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $6.02	$14,908,959	237	$14,724,786
Expiration: 09/30/2026; Exercise Price: $600.37	29,817,918	474	3,928,489
TOTAL PURCHASED OPTIONS (Cost $17,070,212)			18,653,275
TOTAL INVESTMENTS - 128.9% (Cost $17,070,212)			$18,653,275
Money Market Deposit Account - 0.3%(e)			46,202
Liabilities in Excess of Other Assets - (29.2)%			(4,224,443)
TOTAL NET ASSETS - 100.0%			$14,475,034

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (29.1)%
Call Options - (29.1)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $638.13(a)(b)	$(44,726,877)	(711)	$(4,215,946)
TOTAL WRITTEN OPTIONS (Premiums received $2,966,527)			$(4,215,946)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$18,653,275	128.9%
Written Options	(4,215,946)	(29.1)
Money Market Deposit Account	46,202	0.3
Liabilities in Excess of Other Assets	(8,497)	(0.1)
	$14,475,034	100.0%

The accompanying notes are an integral part of these financial statements.

86

INNOVATOR GROWTH-100 POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 120.6%(a)
Call Options - 119.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.69(b)(c)(d)	$250,118,232	3,976	$247,886,424
Put Options - 0.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92(b)(c)(d)	250,118,232	3,976	1,669,721
TOTAL PURCHASED OPTIONS (Cost $199,486,746)			249,556,145
TOTAL INVESTMENTS - 120.6% (Cost $199,486,746)			$249,556,145
Money Market Deposit Account - 0.3%(e)			621,227
Liabilities in Excess of Other Assets - (20.9)%			(43,227,275)
TOTAL NET ASSETS - 100.0%			$206,950,097

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

87

INNOVATOR GROWTH-100 POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (20.8)%
Call Options - (20.4)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $541.18(a)(b)	$(250,118,232)	(3,976)	$(42,322,850)
Put Options - (0.4)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $398.58(a)(b)	(250,118,232)	(3,976)	(764,784)
TOTAL WRITTEN OPTIONS (Premiums received $12,056,700)			$(43,087,634)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$249,556,145	120.6%
Written Options	(43,087,634)	(20.8)
Money Market Deposit Account	621,227	0.3
Liabilities in Excess of Other Assets	(139,641)	(0.1)
	$206,950,097	100.0%

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR GROWTH-100 POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.2%(a)
Call Options - 105.5%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $5.65(b)(c)(d)	$89,265,033	1,419	$88,258,380
Put Options - 3.7%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $565.01(b)(c)(d)	89,265,033	1,419	3,085,048
TOTAL PURCHASED OPTIONS (Cost $84,733,841)			91,343,428
TOTAL INVESTMENTS - 109.2% (Cost $84,733,841)			$91,343,428
Money Market Deposit Account - 0.4%(e)			295,326
Liabilities in Excess of Other Assets - (9.6)%			(7,987,433)
TOTAL NET ASSETS - 100.0%			$83,651,321

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

89

INNOVATOR GROWTH-100 POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.5)%
Call Options - (7.9)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $648.35(a)(b)	$(89,265,033)	(1,419)	$(6,579,534)
Put Options - (1.6)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $480.26(a)(b)	(89,265,033)	(1,419)	(1,352,449)
TOTAL WRITTEN OPTIONS (Premiums received $4,596,362)			$(7,931,983)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$91,343,428	109.2%
Written Options	(7,931,983)	(9.5)
Money Market Deposit Account	295,326	0.4
Liabilities in Excess of Other Assets	(55,450)	(0.1)
	$83,651,321	100.0%

The accompanying notes are an integral part of these financial statements.

90

Innovator Growth-100 Power Buffer ETF - December
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.5%(a)
Call Options - 108.4%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $5.10(b)(c)(d)	$46,488,273	739	$46,128,225
Put Options - 0.1%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $509.74(b)(c)(d)	46,488,273	739	35,708
TOTAL PURCHASED OPTIONS (Cost $41,101,847)			46,163,933
TOTAL INVESTMENTS - 108.5% (Cost $41,101,847)			$46,163,933
Money Market Deposit Account - 0.4%(e)			169,523
Liabilities in Excess of Other Assets - (8.9)%			(3,771,562)
TOTAL NET ASSETS - 100.0%			$42,561,894

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

91

Innovator Growth-100 Power Buffer ETF - December
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.8)%
Call Options - (8.8)%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $583.91(a)(b)	$(46,488,273)	(739)	$(3,714,620)
Put Options - (0.0)%(c)
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $433.28(a)(b)	(46,488,273)	(739)	(10,716)
TOTAL WRITTEN OPTIONS (Premiums received $1,982,800)			$(3,725,336)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$46,163,933	108.5%
Written Options	(3,725,336)	(8.8)
Money Market Deposit Account	169,523	0.4
Liabilities in Excess of Other Assets	(46,226)	(0.1)
	$42,561,894	100.0%

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR GROWTH-100 POWER BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.5%(a)
Call Options - 107.8%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $5.22(b)(c)(d)	$50,262,693	799	$49,775,303
Put Options - 0.7%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $522.29(b)(c)(d)	50,262,693	799	325,992
TOTAL PURCHASED OPTIONS (Cost $44,094,248)			50,101,295
TOTAL INVESTMENTS - 108.5% (Cost $44,094,248)			$50,101,295
Money Market Deposit Account - 0.3%(e)			137,910
Liabilities in Excess of Other Assets - (8.8)%			(4,049,539)
TOTAL NET ASSETS - 100.0%			$46,189,666

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR GROWTH-100 POWER BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.8)%
Call Options - (8.6)%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $599.54(a)(b)	$(50,262,693)	(799)	$(3,960,643)
Put Options - (0.2)%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $443.95(a)(b)	(50,262,693)	(799)	(115,855)
TOTAL WRITTEN OPTIONS (Premiums received $2,128,315)			$(4,076,498)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$50,101,295	108.5%
Written Options	(4,076,498)	(8.8)
Money Market Deposit Account	137,910	0.3
Other Assets in Excess of Other Assets	26,959	0.0
	$46,189,666	100.0%

The accompanying notes are an integral part of these financial statements.

94

INNOVATOR GROWTH-100 POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.1%(a)
Call Options - 108.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.11(b)(c)(d)	$318,057,792	5,056	$315,009,024
Put Options - 0.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23(b)(c)(d)	318,057,792	5,056	940,416
TOTAL PURCHASED OPTIONS (Cost $273,380,629)			315,949,440
TOTAL INVESTMENTS - 109.1% (Cost $273,380,629)			$315,949,440
Money Market Deposit Account - 0.3%(e)			920,980
Liabilities in Excess of Other Assets - (9.4)%			(27,158,508)
TOTAL NET ASSETS - 100.0%			$289,711,912

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR GROWTH-100 POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.3)%
Call Options - (9.2)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $587.91(a)(b)	$(318,057,792)	(5,056)	$(26,584,448)
Put Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $434.55(a)(b)	(318,057,792)	(5,056)	(338,752)
TOTAL WRITTEN OPTIONS (Premiums received $15,169,927)			$(26,923,200)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$315,949,440	109.1%
Written Options	(26,923,200)	(9.3)
Money Market Deposit Account	920,980	0.3
Liabilities in Excess of Other Assets	(235,308)	(0.1)
	$289,711,912	100.0%

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR GROWTH-100 POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.8%(a)
Call Options - 106.8%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.52(b)(c)(d)	$266,788,587	4,241	$263,772,388
Put Options - 3.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64(b)(c)(d)	266,788,587	4,241	7,394,735
TOTAL PURCHASED OPTIONS (Cost $247,067,358)			271,167,123
TOTAL INVESTMENTS - 109.8% (Cost $247,067,358)			$271,167,123
Money Market Deposit Account - 0.3%(e)			785,286
Liabilities in Excess of Other Assets - (10.1)%			(25,068,803)
TOTAL NET ASSETS - 100.0%			$246,883,606

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

97

INNOVATOR GROWTH-100 POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.1)%
Call Options - (8.8)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $632.23(a)(b)	$(266,788,587)	(4,241)	$(21,727,746)
Put Options - (1.3)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $468.89(a)(b)	(266,788,587)	(4,241)	(3,172,056)
TOTAL WRITTEN OPTIONS (Premiums received $14,643,708)			$(24,899,802)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$271,167,123	109.8%
Written Options	(24,899,802)	(10.1)
Money Market Deposit Account	785,286	0.3
Liabilities in Excess of Other Assets	(169,001)	0.0
	$246,883,606	100.0%

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR GROWTH-100 POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.9%(a)
Call Options - 111.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $5.19(b)(c)(d)	$78,570,843	1,249	$77,816,497
Put Options - 1.9%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $519.11(b)(c)(d)	78,570,843	1,249	1,360,848
TOTAL PURCHASED OPTIONS (Cost $69,079,446)			79,177,345
TOTAL INVESTMENTS - 112.9% (Cost $69,079,446)			$79,177,345
Money Market Deposit Account - 0.3%(e)			211,290
Liabilities in Excess of Other Assets - (13.2)%			(9,289,119)
TOTAL NET ASSETS - 100.0%			$70,099,516

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR GROWTH-100 POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.2)%
Call Options - (12.3)%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $598.95(a)(b)	$(78,570,843)	(1,249)	$(8,648,663)
Put Options - (0.9)%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $441.24(a)(b)	(78,570,843)	(1,249)	(593,063)
TOTAL WRITTEN OPTIONS (Premiums received $4,438,249)			$(9,241,726)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$79,177,345	112.9%
Written Options	(9,241,726)	(13.2)
Money Market Deposit Account	211,290	0.3
Liabilities in Excess of Other Assets	(47,393)	0.0
	$70,099,516	100.0%

The accompanying notes are an integral part of these financial statements.

100

INNOVATOR GROWTH-100 POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.7%(a)
Call Options - 110.8%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $5.08(b)(c)(d)	$32,522,919	517	$32,244,184
Put Options - 0.9%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $508.17(b)(c)(d)	32,522,919	517	250,393
TOTAL PURCHASED OPTIONS (Cost $27,585,827)			32,494,577
TOTAL INVESTMENTS - 111.7% (Cost $27,585,827)			$32,494,577
Money Market Deposit Account - 0.4%(e)			120,589
Liabilities in Excess of Other Assets - (12.1)%			(3,526,198)
TOTAL NET ASSETS - 100.0%			$29,088,968

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

101

INNOVATOR GROWTH-100 POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.1)%
Call Options - (11.7)%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $585.21(a)(b)	$(32,522,919)	(517)	$(3,408,493)
Put Options - (0.4)%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $431.94(a)(b)	(32,522,919)	(517)	(98,633)
TOTAL WRITTEN OPTIONS (Premiums received $1,352,500)			$(3,507,126)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$32,494,577	111.7%
Written Options	(3,507,126)	(12.1)
Money Market Deposit Account	120,589	0.4
Liabilities in Excess of Other Assets	(19,072)	0.0
	$29,088,968	100.0%

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR GROWTH-100 POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 118.7%(a)
Call Options - 117.6%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $4.75(b)(c)(d)	$20,381,868	324	$20,197,700
Put Options - 1.1%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $475.47(b)(c)(d)	20,381,868	324	184,680
TOTAL PURCHASED OPTIONS (Cost $17,361,686)			20,382,380
TOTAL INVESTMENTS - 118.7% (Cost $17,361,686)			$20,382,380
Money Market Deposit Account - 0.3%(e)			45,811
Liabilities in Excess of Other Assets - (19.0)%			(3,260,373)
TOTAL NET ASSETS - 100.0%			$17,167,818

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

103

INNOVATOR GROWTH-100 POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (18.9)%
Call Options - (18.4)%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $556.30(a)(b)	$(20,381,868)	(324)	$(3,164,035)
Put Options - (0.5)%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $404.15(a)(b)	(20,381,868)	(324)	(85,555)
TOTAL WRITTEN OPTIONS (Premiums received $1,154,970)			$(3,249,590)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$20,382,380	118.7%
Written Options	(3,249,590)	(18.9)
Money Market Deposit Account	45,811	0.3
Liabilities in Excess of Other Assets	(10,783)	(0.1)
	$17,167,818	100.0%

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR GROWTH-100 POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.6%(a)
Call Options - 99.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $6.29(b)(c)(d)	$21,702,915	345	$21,409,665
Put Options - 7.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $629.07(b)(c)(d)	21,702,915	345	1,582,860
TOTAL PURCHASED OPTIONS (Cost $22,993,763)			22,992,525
TOTAL INVESTMENTS - 106.6% (Cost $22,993,763)			$22,992,525
Money Market Deposit Account - 0.4%(e)			81,744
Liabilities in Excess of Other Assets - (7.0)%			(1,506,108)
TOTAL NET ASSETS - 100.0%			$21,568,161

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

105

INNOVATOR GROWTH-100 POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.0)%
Call Options - (3.7)%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $729.22(a)(b)	$(21,702,915)	(345)	$(802,815)
Put Options - (3.3)%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $534.71(a)(b)	(21,702,915)	(345)	(712,425)
TOTAL WRITTEN OPTIONS (Premiums received $1,514,002)			$(1,515,240)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$22,992,525	106.6%
Written Options	(1,515,240)	(7.0)
Money Market Deposit Account	81,744	0.4
Other Assets in Excess of Other Assets	9,132	0.0(a)
	$21,568,161	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

106

INNOVATOR GROWTH-100 POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.2%(a)
Call Options - 102.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.00(b)(c)(d)	$263,202,888	4,184	$259,843,136
Put Options - 5.7%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37(b)(c)(d)	263,202,888	4,184	14,468,272
TOTAL PURCHASED OPTIONS (Cost $266,421,959)			274,311,408
TOTAL INVESTMENTS - 108.2% (Cost $266,421,959)			$274,311,408
Money Market Deposit Account - 0.3%(e)			746,332
Liabilities in Excess of Other Assets - (8.5)%			(21,447,168)
TOTAL NET ASSETS - 100.0%			$253,610,572

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

107

INNOVATOR GROWTH-100 POWER BUFFER ETF - OCTOBER
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.4)%
Call Options - (5.8)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $685.98(a)(b)	$(263,202,888)	(4,184)	$(14,828,096)
Put Options - (2.6)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $510.31(a)(b)	(263,202,888)	(4,184)	(6,543,776)
TOTAL WRITTEN OPTIONS (Premiums received $17,127,676)			$(21,371,872)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$274,311,408	108.2%
Written Options	(21,371,872)	(8.4)
Money Market Deposit Account	746,332	0.3
Liabilities in Excess of Other Assets	(75,296)	(0.1)(a)
	$253,610,572	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

108

INNOVATOR GROWTH-100 POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.1%(a)
Call Options - 105.9%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $5.70(b)(c)(d)	$67,687,932	1,076	$66,933,430
Put Options - 4.2%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $570.40(b)(c)(d)	67,687,932	1,076	2,658,075
TOTAL PURCHASED OPTIONS (Cost $65,133,398)			69,591,505
TOTAL INVESTMENTS - 110.1% (Cost $65,133,398)			$69,591,505
Money Market Deposit Account - 0.3%(e)			204,870
Liabilities in Excess of Other Assets - (10.4)%			(6,565,405)
TOTAL NET ASSETS - 100.0%			$63,230,970

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

109

INNOVATOR GROWTH-100 POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.3)%
Call Options - (8.4)%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $649.80(a)(b)	$(67,687,932)	(1,076)	$(5,324,145)
Put Options - (1.9)%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $484.84(a)(b)	(67,687,932)	(1,076)	(1,198,653)
TOTAL WRITTEN OPTIONS (Premiums received $3,764,582)			$(6,522,798)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$69,591,505	110.1%
Written Options	(6,522,798)	(10.3)
Money Market Deposit Account	204,870	0.3
Liabilities in Excess of Other Assets	(42,607)	(0.1)
	$63,230,970	100.0%

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR INTERNATIONAL DEVELOPED 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.3%(a)
Call Options - 99.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.23(b)(c)(d)	$74,250,242	7,858	$73,150,672
Put Options - 2.0%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $93.37(b)(c)(d)	74,250,242	7,858	1,483,276
TOTAL PURCHASED OPTIONS (Cost $74,568,821)			74,633,948
TOTAL INVESTMENTS - 101.3% (Cost $74,568,821)			$74,633,948
Money Market Deposit Account - 0.1%(e)			92,861
Liabilities in Excess of Other Assets - (1.4)%			(1,018,104)
TOTAL NET ASSETS - 100.0%			$73,708,705

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR INTERNATIONAL DEVELOPED 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Call Options - (0.9)%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $96.83(a)(b)	$(74,250,242)	(7,858)	$(681,839)
Put Options - (0.4)%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $84.03(a)(b)	(74,250,242)	(7,858)	(276,680)
TOTAL WRITTEN OPTIONS (Premiums received $1,158,258)			$(958,519)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$74,633,948	101.3%
Written Options	(958,519)	(1.3)
Money Market Deposit Account	92,861	0.1
Liabilities in Excess of Other Assets	(59,585)	(0.1)
	$73,708,705	100.0%

The accompanying notes are an integral part of these financial statements.

112

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.2%(a)
Call Options - 103.3%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $0.82(b)(c)(d)	$243,444,036	25,764	$237,698,149
Put Options - 0.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $81.73(b)(c)(d)	243,444,036	25,764	2,140,215
TOTAL PURCHASED OPTIONS (Cost $216,144,579)			239,838,364
TOTAL INVESTMENTS - 104.2% (Cost $216,144,579)			$239,838,364
Money Market Deposit Account - 0.2%(e)			500,587
Liabilities in Excess of Other Assets - (4.4)%			(10,129,303)
TOTAL NET ASSETS - 100.0%			$230,209,648

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.3)%
Call Options - (4.0)%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $94.64(a)(b)	$(243,444,036)	(25,764)	$(9,151,115)
Put Options - (0.3)%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $69.47(a)(b)	(243,444,036)	(25,764)	(810,278)
TOTAL WRITTEN OPTIONS (Premiums received $6,415,733)			$(9,961,393)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$239,838,364	104.2%
Written Options	(9,961,393)	(4.3)
Money Market Deposit Account	500,587	0.2
Liabilities in Excess of Other Assets	(167,910)	(0.1)
	$230,209,648	100.0%

The accompanying notes are an integral part of these financial statements.

114

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.6%(a)
Call Options - 100.6%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $0.88(b)(c)(d)	$78,162,128	8,272	$74,996,185
Put Options - 3.0%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $87.52(b)(c)(d)	78,162,128	8,272	2,198,615
TOTAL PURCHASED OPTIONS (Cost $75,557,443)			77,194,800
TOTAL INVESTMENTS - 103.6% (Cost $75,557,443)			$77,194,800
Money Market Deposit Account - 0.3%(e)			193,899
Liabilities in Excess of Other Assets - (3.9)%			(2,848,020)
TOTAL NET ASSETS - 100.0%			$ 74,540,679

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.8)%
Call Options - (2.7)%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $99.79(a)(b)	$(78,162,128)	(8,272)	$(2,008,111)
Put Options - (1.1)%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $74.39(a)(b)	(78,162,128)	(8,272)	(788,156)
TOTAL WRITTEN OPTIONS (Premiums received $2,447,942)			$(2,796,267)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$77,194,800	103.6%
Written Options	(2,796,267)	(3.8)
Money Market Deposit Account	193,899	0.3
Liabilities in Excess of Other Assets	(51,753)	(0.1)
	$74,540,679	100.0%

The accompanying notes are an integral part of these financial statements.

116

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.2%(a)
Call Options - 102.1%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $0.79(b)(c)(d)	$21,864,986	2,314	$21,684,633
Put Options - 0.1%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $78.97(b)(c)(d)	21,864,986	2,314	9,372
TOTAL PURCHASED OPTIONS (Cost $18,512,752)			21,694,005
TOTAL INVESTMENTS - 102.2% (Cost $18,512,752)			$21,694,005
Money Market Deposit Account - 0.3%(e)			53,079
Liabilities in Excess of Other Assets - (2.5)%			(517,453)
TOTAL NET ASSETS - 100.0%			$21,229,631

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

117

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.4)%
Call Options - (2.4)%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $93.45(a)(b)	$(21,864,986)	(2,314)	$(497,626)
Put Options - (0.0)%(c)
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $67.12(a)(b)	(21,864,986)	(2,314)	(3,587)
TOTAL WRITTEN OPTIONS (Premiums received $478,301)			$(501,213)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$21,694,005	102.2%
Written Options	(501,213)	(2.4)
Money Market Deposit Account	53,079	0.3
Liabilities in Excess of Other Assets	(16,240)	(0.1)
	$21,229,631	100.0%

The accompanying notes are an integral part of these financial statements.

118

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%(a)
Call Options - 103.4%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $0.79(b)(c)(d)	$28,195,816	2,984	$27,530,712
Put Options - 0.4%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $79.24(b)(c)(d)	28,195,816	2,984	103,605
TOTAL PURCHASED OPTIONS (Cost $24,456,977)			27,634,317
TOTAL INVESTMENTS - 103.8% (Cost $24,456,977)			$27,634,317
Money Market Deposit Account - 0.3%(e)			69,804
Liabilities in Excess of Other Assets - (4.1)%			(1,087,557)
TOTAL NET ASSETS - 100.0%			$26,616,564

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

119

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (3.9)%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $92.69(a)(b)	$(28,195,816)	(2,984)	$(1,029,241)
Put Options - (0.1)%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $67.35(a)(b)	(28,195,816)	(2,984)	(39,538)
TOTAL WRITTEN OPTIONS (Premiums received $588,822)			$(1,068,779)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$27,634,317	103.8%
Written Options	(1,068,779)	(4.0)
Money Market Deposit Account	69,804	0.3
Liabilities in Excess of Other Assets	(18,778)	(0.1)
	$26,616,564	100.0%

The accompanying notes are an integral part of these financial statements.

120

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.6%(a)
Call Options - 104.5%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.76(b)(c)(d)	$168,315,037	17,813	$164,920,770
Put Options - 0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $75.61(b)(c)(d)	168,315,037	17,813	220,525
TOTAL PURCHASED OPTIONS (Cost $137,900,926)			165,141,295
TOTAL INVESTMENTS - 104.6% (Cost $137,900,926)			$165,141,295
Money Market Deposit Account - 0.2%(e)			358,166
Liabilities in Excess of Other Assets - (4.8)%			(7,692,668)
TOTAL NET ASSETS - 100.0%			$157,806,793

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

121

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.8)%
Call Options - (4.7)%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $90.92(a)(b)	$(168,315,037)	(17,813)	$(7,481,638)
Put Options - (0.1)%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $64.27(a)(b)	(168,315,037)	(17,813)	(93,696)
TOTAL WRITTEN OPTIONS (Premiums received $3,906,577)			$(7,575,334)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$165,141,295	104.6%
Written Options	(7,575,334)	(4.8)
Money Market Deposit Account	358,166	0.2
Liabilities in Excess of Other Assets	(117,334)	0.0
	$157,806,793	100.0%

The accompanying notes are an integral part of these financial statements.

122

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%(a)
Call Options - 99.3%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.89(b)(c)(d)	$236,206,102	24,998	$226,831,852
Put Options - 3.1%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $89.39(b)(c)(d)	236,206,102	24,998	7,024,438
TOTAL PURCHASED OPTIONS (Cost $227,858,640)			233,856,290
TOTAL INVESTMENTS - 102.4% (Cost $227,858,640)			$233,856,290
Money Market Deposit Account - 0.2%(e)			554,827
Liabilities in Excess of Other Assets - (2.6)%			(6,137,754)
TOTAL NET ASSETS - 100.0%			$228,273,363

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

123

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (1.6)%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $101.55(a)(b)	$(236,206,102)	(24,998)	$(3,699,704)
Put Options - (1.0)%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $75.98(a)(b)	(236,206,102)	(24,998)	(2,299,816)
TOTAL WRITTEN OPTIONS (Premiums received $6,224,904)			$(5,999,520)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$233,856,290	102.4%
Written Options	(5,999,520)	(2.6)
Money Market Deposit Account	554,827	0.2
Liabilities in Excess of Other Assets	(138,234)	0.0
	$228,273,363	100.0%

The accompanying notes are an integral part of these financial statements.

124

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.2%(a)
Call Options - 99.9%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $0.89(b)(c)(d)	$60,558,641	6,409	$59,038,426
Put Options - 2.3%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $88.81(b)(c)(d)	60,558,641	6,409	1,398,508
TOTAL PURCHASED OPTIONS (Cost $58,410,488)			60,436,934
TOTAL INVESTMENTS - 102.2% (Cost $58,410,488)			$60,436,934
Money Market Deposit Account - 0.3%(e)			148,841
Liabilities in Excess of Other Assets - (2.5)%			(1,476,550)
TOTAL NET ASSETS - 100.0%			$59,109,225

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

125

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.4)%
Call Options - (1.7)%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $101.74(a)(b)	$(60,558,641)	(6,409)	$(994,484)
Put Options - (0.7)%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $75.49(a)(b)	(60,558,641)	(6,409)	(435,620)
TOTAL WRITTEN OPTIONS (Premiums received $1,638,295)			$ (1,430,104)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$60,436,934	102.2%
Written Options	(1,430,104)	(2.4)
Money Market Deposit Account	148,841	0.3
Liabilities in Excess of Other Assets	(46,446)	(0.1)
	$59,109,225	100.0%

The accompanying notes are an integral part of these financial statements.

126

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.2%(a)
Call Options - 102.5%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $0.82(b)(c)(d)	$35,953,445	3,805	$35,088,797
Put Options - 0.7%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $81.58(b)(c)(d)	35,953,445	3,805	236,861
TOTAL PURCHASED OPTIONS (Cost $32,543,870)			35,325,658
TOTAL INVESTMENTS - 103.2% (Cost $32,543,870)			$35,325,658
Money Market Deposit Account - 0.3%(e)			89,274
Liabilities in Excess of Other Assets - (3.5)%			(1,195,362)
TOTAL NET ASSETS - 100.0%			$ 34,219,570

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

127

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Call Options - (3.2)%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $94.73(a)(b)	$(35,953,445)	(3,805)	$(1,086,746)
Put Options - (0.2)%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $69.34(a)(b)	(35,953,445)	(3,805)	(84,357)
TOTAL WRITTEN OPTIONS (Premiums received $854,540)			$ (1,171,103)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$35,325,658	103.2%
Written Options	(1,171,103)	(3.4)
Money Market Deposit Account	89,274	0.3
Liabilities in Excess of Other Assets	(24,259)	(0.1)
	$34,219,570	100.0%

The accompanying notes are an integral part of these financial statements.

128

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.9%(a)
Call Options - 101.4%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $0.85(b)(c)(d)	$35,584,934	3,766	$34,714,423
Put Options - 1.5%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $84.75(b)(c)(d)	35,584,934	3,766	494,062
TOTAL PURCHASED OPTIONS (Cost $33,121,332)			35,208,485
TOTAL INVESTMENTS - 102.9% (Cost $33,121,332)			$35,208,485
Money Market Deposit Account - 0.2%(e)			80,975
Liabilities in Excess of Other Assets - (3.1)%			(1,062,403)
TOTAL NET ASSETS - 100.0%			$ 34,227,057

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

129

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Call Options - (2.5)%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $98.29(a)(b)	$(35,584,934)	(3,766)	$(865,691)
Put Options - (0.5)%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $72.04(a)(b)	(35,584,934)	(3,766)	(171,880)
TOTAL WRITTEN OPTIONS (Premiums received $1,080,170)			$ (1,037,571)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$35,208,485	102.9%
Written Options	(1,037,571)	(3.0)
Money Market Deposit Account	80,975	0.2
Liabilities in Excess of Other Assets	(24,832)	(0.1)
	$34,227,057	100.0%

The accompanying notes are an integral part of these financial statements.

130

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%(a)
Call Options - 96.8%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $0.94(b)(c)(d)	$11,877,393	1,257	$11,394,705
Put Options - 5.6%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $94.49(b)(c)(d)	11,877,393	1,257	666,210
TOTAL PURCHASED OPTIONS (Cost $12,062,106)			12,060,915
TOTAL INVESTMENTS - 102.4% (Cost $12,062,106)			$12,060,915
Money Market Deposit Account - 0.1%(e)			16,157
Liabilities in Excess of Other Assets - (2.5)%			(301,246)
TOTAL NET ASSETS - 100.0%			$11,775,826

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

131

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (0.7)%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $112.32(a)(b)	$(11,877,393)	(1,257)	$(82,962)
Put Options - (1.9)%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $80.32(a)(b)	(11,877,393)	(1,257)	(225,003)
TOTAL WRITTEN OPTIONS (Premiums received $306,774)			$ (307,965)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$12,060,915	102.4%
Written Options	(307,965)	(2.6)
Money Market Deposit Account	16,157	0.1
Other Assets in Excess of Other Assets	6,719	0.1
	$11,775,826	100.0%

The accompanying notes are an integral part of these financial statements.

132

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.0%(a)
Call Options - 97.8%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $0.93(b)(c)(d)	$198,334,510	20,990	$189,955,302
Put Options - 5.2%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $93.37(b)(c)(d)	198,334,510	20,990	10,087,374
TOTAL PURCHASED OPTIONS (Cost $200,006,291)			200,042,676
TOTAL INVESTMENTS - 103.0% (Cost $200,006,291)			$200,042,676
Money Market Deposit Account - 0.2%(e)			483,927
Liabilities in Excess of Other Assets - (3.2)%			(6,293,466)
TOTAL NET ASSETS - 100.0%			$ 194,233,137

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

133

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.2)%
Call Options - (1.4)%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $106.34(a)(b)	$(198,334,510)	(20,990)	$(2,729,750)
Put Options - (1.8)%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $79.36(a)(b)	(198,334,510)	(20,990)	(3,435,853)
TOTAL WRITTEN OPTIONS (Premiums received $5,850,545)			$ (6,165,603)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$200,042,676	103.0%
Written Options	(6,165,603)	(3.2)
Money Market Deposit Account	483,927	0.2
Liabilities in Excess of Other Assets	(127,863)	0.0
	$194,233,137	100.0%

The accompanying notes are an integral part of these financial statements.

134

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.9%(a)
Call Options - 98.6%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $0.91(b)(c)(d)	$103,986,245	11,005	$99,603,284
Put Options - 4.3%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $91.48(b)(c)(d)	103,986,245	11,005	4,382,851
TOTAL PURCHASED OPTIONS (Cost $102,793,574)			103,986,135
TOTAL INVESTMENTS - 102.9% (Cost $102,793,574)			$103,986,135
Money Market Deposit Account - 0.3%(e)			269,664
Liabilities in Excess of Other Assets - (3.2)%			(3,236,886)
TOTAL NET ASSETS - 100.0%			$ 101,018,913

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

135

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.1)%
Call Options - (1.6)%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $104.10(a)(b)	$(103,986,245)	(11,005)	$(1,659,444)
Put Options - (1.5)%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $77.76(a)(b)	(103,986,245)	(11,005)	(1,494,699)
TOTAL WRITTEN OPTIONS (Premiums received $2,839,245)			$ (3,154,143)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$103,986,135	102.9%
Written Options	(3,154,143)	(3.1)
Money Market Deposit Account	269,664	0.3
Liabilities in Excess of Other Assets	(82,743)	(0.1)
	$101,018,913	100.0%

The accompanying notes are an integral part of these financial statements.

136

INNOVATOR NASDAQ-100 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.5%(a)
Call Options - 102.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $1.51(b)(c)(d)	$218,916,360	3,480	$218,143,209
Put Options - 1.7%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $600.37(b)(c)(d)	218,916,360	3,480	3,624,037
TOTAL PURCHASED OPTIONS (Cost $215,193,281)			221,767,246
TOTAL INVESTMENTS - 104.5% (Cost $215,193,281)			$221,767,246
Money Market Deposit Account - 0.1%(e)			296,568
Liabilities in Excess of Other Assets - (4.6)%			(9,903,623)
TOTAL NET ASSETS - 100.0%			$ 212,160,191

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

137

INNOVATOR NASDAQ-100 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (4.1)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $625.53(a)(b)	$(218,916,360)	(3,480)	$(8,686,498)
Put Options - (0.5)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $540.33(a)(b)	(218,916,360)	(3,480)	(1,095,051)
TOTAL WRITTEN OPTIONS (Premiums received $6,749,102)			$ (9,781,549)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$221,767,246	104.5%
Written Options	(9,781,549)	(4.6)
Money Market Deposit Account	296,568	0.1
Liabilities in Excess of Other Assets	(122,074)	0.0
	$212,160,191	100.0%

The accompanying notes are an integral part of these financial statements.

138

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
U.S. TREASURY BILLS - 100.5%
4.02%, 11/28/2025(a)	$33,200	$33,111
4.00%, 12/26/2025(a)	33,300	33,109
4.00%, 01/22/2026(a)	33,300	33,022
4.01%, 02/19/2026(a)	33,300	32,928
3.99%, 03/19/2026(a)(b)	7,553,600	7,447,613
TOTAL U.S. TREASURY BILLS (Cost $7,574,234)		7,579,783
TOTAL INVESTMENTS - 100.5% (Cost $7,574,234)		$7,579,783
Money Market Deposit Account - 0.5%(c)		34,650
Liabilities in Excess of Other Assets - (1.0)%		(70,557)
TOTAL NET ASSETS - 100.0%		$7,543,876

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of October 31, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

139

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.49(a)(b)(c)	$(9,139,604)	(134)	$(31,983)
TOTAL WRITTEN OPTIONS (Premiums received $167,380)			$(31,983)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $(31,983) or -0.4% of net assets as of October 31, 2025.

Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Written Options	$(31,983)	(0.4)%
U.S. Treasury Bills	7,579,783	100.5
Money Market Deposit Account	34,650	0.5
Liabilities in Excess of Other Assets	(38,574)	(0.6)
	$7,543,876	100.0%

The accompanying notes are an integral part of these financial statements.

140

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
U.S. TREASURY BILLS - 100.1%
4.11%, 11/28/2025(a)	$49,500	$49,368
4.14%, 12/26/2025(a)(b)	11,749,100	11,681,552
TOTAL U.S. TREASURY BILLS (Cost $11,727,131)		11,730,920
TOTAL INVESTMENTS - 100.1% (Cost $11,727,131)		$11,730,920
Money Market Deposit Account - 0.5%(c)		56,420
Liabilities in Excess of Other Assets - (0.6)%		(70,685)
TOTAL NET ASSETS - 100.0%		$11,716,655

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of October 31, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

141

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $499.43(a)(b)	$(13,572,994)	(199)	$(13,661)
TOTAL WRITTEN OPTIONS (Premiums received $214,661)			$(13,661)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Written Options	$(13,661)	(0.1)%
U.S. Treasury Bills	11,730,920	100.1
Money Market Deposit Account	56,420	0.5
Liabilities in Excess of Other Assets	(57,024)	(0.5)
	$11,716,655	100.0%

The accompanying notes are an integral part of these financial statements.

142

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
U.S. TREASURY BILLS - 101.1%
4.18%, 11/28/2025(a)	$33,600	$33,510
4.16%, 12/26/2025(a)	33,700	33,506
4.07%, 01/22/2026(a)	33,700	33,419
3.99%, 02/19/2026(a)	33,700	33,323
3.99%, 03/19/2026(a)	33,700	33,227
3.96%, 04/16/2026(a)	33,700	33,132
3.96%, 05/14/2026(a)	33,800	33,149
3.95%, 06/11/2026(a)(b)	7,808,900	7,636,842
TOTAL U.S. TREASURY BILLS (Cost $7,858,519)		7,870,108
TOTAL INVESTMENTS - 101.1% (Cost $7,858,519)		$7,870,108
Money Market Deposit Account - 0.5%(c)		37,609
Liabilities in Excess of Other Assets - (1.6)%		(126,535)
TOTAL NET ASSETS - 100.0%		$7,781,182

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of October 31, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

143

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Put Options - (1.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.18(a)(b)	$(8,593,956)	(126)	$(87,998)
TOTAL WRITTEN OPTIONS (Premiums received $161,390)			$(87,998)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Written Options	$(87,998)	(1.1)%
U.S. Treasury Bills	7,870,108	101.1
Money Market Deposit Account	37,609	0.5
Liabilities in Excess of Other Assets	(38,537)	(0.5)
	$7,781,182	100.0%

The accompanying notes are an integral part of these financial statements.

144

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
U.S. TREASURY BILLS - 102.2%
4.01%, 11/28/2025(a)	$59,100	$58,942
3.86%, 12/30/2025(a)	59,200	58,839
3.84%, 01/29/2026(a)	59,200	58,667
3.78%, 02/26/2026(a)	59,200	58,494
3.78%, 03/26/2026(a)	59,300	58,425
3.68%, 04/16/2026(a)	59,300	58,300
3.68%, 05/14/2026(a)	59,300	58,158
3.63%, 06/11/2026(a)	59,400	58,091
3.65%, 07/09/2026(a)	59,400	57,941
3.65%, 08/06/2026(a)	59,500	57,863
3.65%, 10/01/2026(a)(b)	13,849,600	13,392,396
TOTAL U.S. TREASURY BILLS (Cost $13,980,969)		13,976,116
TOTAL INVESTMENTS - 102.2% (Cost $13,980,969)		$13,976,116
Money Market Deposit Account - 0.5%(c)		67,677
Liabilities in Excess of Other Assets - (2.7)%		(363,385)
TOTAL NET ASSETS - 100.0%		$13,680,408

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of October 31, 2025.
(b)	All or a portion of security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

145

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Put Options - (2.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.27(a)(b)	$(14,118,642)	(207)	$(295,658)
TOTAL WRITTEN OPTIONS (Premiums received $315,651)			$(295,658)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Written Options	$(295,658)	(2.2)%
U.S. Treasury Bills	13,976,116	102.2
Money Market Deposit Account	67,677	0.5
Liabilities in Excess of Other Assets	(67,727)	(0.5)
	$13,680,408	100.0%

The accompanying notes are an integral part of these financial statements.

146

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 6.4%(a)
Put Options - 6.4%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,433.42(b)(c)	$629,298,400	920	$1,663,387
TOTAL PURCHASED OPTIONS (Cost $8,215,930)			1,663,387

	Par
U.S. TREASURY BILLS - 100.6%
3.99%, 12/26/2025(d)	$423,500	421,065
4.00%, 03/19/2026(d)(e)	26,250,700	25,882,369
TOTAL U.S. TREASURY BILLS (Cost $26,284,433)		26,303,434
TOTAL INVESTMENTS - 107.0% (Cost $34,500,363)		$27,966,821
Money Market Deposit Account - 0.0%(f)		12,026
Liabilities in Excess of Other Assets - (7.0)%		(1,845,113)
TOTAL NET ASSETS - 100.0%		$26,133,734

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

147

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.0)%
Put Options - (7.0)%(a)(b)
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,489.54	$(658,027,240)	(962)	$(1,819,536)
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $448.95	(2,736,080)	(40)	(7,498)
TOTAL WRITTEN OPTIONS (Premiums received $8,693,671)			$(1,827,034)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$1,663,387	6.4%
Written Options	(1,827,034)	(7.0)
U.S. Treasury Bills	26,303,434	100.6
Money Market Deposit Account	12,026	0.0
Liabilities in Excess of Other Assets	(18,079)	0.0
	$26,133,734	100.0%

The accompanying notes are an integral part of these financial statements.

148

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.5%(a)
Put Options - 1.5%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,657.38(b)(c)	$243,511,120	356	$164,454
TOTAL PURCHASED OPTIONS (Cost $3,889,903)			164,454

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.2%
4.06%, 12/26/2025(d)(e)	$10,645,500	10,584,297
TOTAL U.S. TREASURY BILLS (Cost $10,581,848)		10,584,297
TOTAL INVESTMENTS - 101.7% (Cost $14,471,751)		$10,748,751
Money Market Deposit Account - 0.1%(f)		9,680
Liabilities in Excess of Other Assets - (1.8)%		(192,020)
TOTAL NET ASSETS - 100.0%		$10,566,411

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

149

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Put Options - (1.7)%(a)(b)
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,716.34	$(255,139,460)	(373)	$(184,031)
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $471.63	(547,216)	(8)	(386)
TOTAL WRITTEN OPTIONS (Premiums received $2,954,521)			$(184,417)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$164,454	1.5%
Written Options	(184,417)	(1.7)
U.S. Treasury Bills	10,584,297	100.2
Money Market Deposit Account	9,680	0.1
Liabilities in Excess of Other Assets	(7,603)	(0.1)
	$10,566,411	100.0%

The accompanying notes are an integral part of these financial statements.

150

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 16.0%(a)
Put Options - 16.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,901.91(b)(c)	$412,464,060	603	$3,016,393
TOTAL PURCHASED OPTIONS (Cost $5,791,259)			3,016,393

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 101.8%
4.19%, 12/26/2025(d)	$300,300	298,573
4.00%, 03/19/2026(d)	300,900	296,678
3.94%, 06/11/2026(d)(e)	19,010,700	18,591,826
TOTAL U.S. TREASURY BILLS (Cost $19,159,933)		19,187,077
TOTAL INVESTMENTS - 117.8% (Cost $24,951,192)		$22,203,470
Money Market Deposit Account - 0.0%(f)		7,413
Liabilities in Excess of Other Assets - (17.8)%		(3,361,967)
TOTAL NET ASSETS - 100.0%		$18,848,916

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

151

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (17.8)%
Put Options - (17.8)%(a)(b)
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,963.96	$(432,984,660)	(633)	$(3,348,564)
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $496.39	(136,804)	(2)	(1,060)
TOTAL WRITTEN OPTIONS (Premiums received $6,422,606)			$(3,349,624)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$3,016,393	16.0%
Written Options	(3,349,624)	(17.8)
U.S. Treasury Bills	19,187,077	101.8
Money Market Deposit Account	7,413	0.0
Liabilities in Excess of Other Assets	(12,343)	0.0
	$18,848,916	100.0%

The accompanying notes are an integral part of these financial statements.

152

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 30.5%(a)
Put Options - 30.5%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,283.85(b)(c)	$417,936,220	611	$6,219,766
TOTAL PURCHASED OPTIONS (Cost $6,554,045)			6,219,766

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 103.5%
3.86%, 12/30/2025(d)	$330,200	328,189
3.78%, 03/26/2026(d)	330,800	325,917
3.63%, 06/11/2026(d)	331,500	324,196
3.65%, 10/01/2026(d)(e)	20,776,600	20,090,721
TOTAL U.S. TREASURY BILLS (Cost $21,076,896)		21,069,023
TOTAL INVESTMENTS - 134.0% (Cost $27,630,941)		$27,288,789
Money Market Deposit Account - 0.1%(f)		16,218
Liabilities in Excess of Other Assets - (34.1)%		(6,939,526)
TOTAL NET ASSETS - 100.0%		$20,365,481

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

153

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (34.0)%
Put Options - (34.0)%(a)(b)
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,350.74	$(417,936,220)	(611)	$(6,595,580)
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $535.07	(20,931,012)	(306)	(330,899)
TOTAL WRITTEN OPTIONS (Premiums received $7,256,535)			$(6,926,479)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$6,219,766	30.5%
Written Options	(6,926,479)	(34.0)
U.S. Treasury Bills	21,069,023	103.5
Money Market Deposit Account	16,218	0.1
Liabilities in Excess of Other Assets	(13,047)	(0.1)
	$20,365,481	100.0%

The accompanying notes are an integral part of these financial statements.

154

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 6.2%(a)
Put Options - 6.2%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,872.23(b)(c)	$1,237,392,180	1,809	$2,099,127
TOTAL PURCHASED OPTIONS (Cost $10,300,635)			2,099,127

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.5%
3.98%, 12/26/2025(d)	$444,500	441,945
3.99%, 03/19/2026(d)(e)	34,270,000	33,789,147
TOTAL U.S. TREASURY BILLS (Cost $34,207,244)		34,231,092
TOTAL INVESTMENTS - 106.7% (Cost $44,507,879)		$36,330,219
Money Market Deposit Account - 0.1%(f)		24,170
Liabilities in Excess of Other Assets - (6.8)%		(2,292,173)
TOTAL NET ASSETS - 100.0%		$34,062,216

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

155

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.7)%
Put Options - (6.7)%(a)(b)
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,928.35	$(1,275,013,280)	(1,864)	$(2,262,896)
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $392.83	(3,625,306)	(53)	(6,316)
TOTAL WRITTEN OPTIONS (Premiums received $9,743,804)			$(2,269,212)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$2,099,127	6.2%
Written Options	(2,269,212)	(6.7)
U.S. Treasury Bills	34,231,092	100.5
Money Market Deposit Account	24,170	0.1
Liabilities in Excess of Other Assets	(22,961)	(0.1)
	$34,062,216	100.0%

The accompanying notes are an integral part of these financial statements.

156

Innovator Premium Income 30 Barrier ETF - January
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.1%(a)
Put Options - 1.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,067.84(b)(c)	$558,160,320	816	$183,314
TOTAL PURCHASED OPTIONS (Cost $3,713,404)			183,314

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.2%
4.12%, 12/26/2025(d)(e)	$16,250,000	16,156,576
TOTAL U.S. TREASURY BILLS (Cost $16,151,701)		16,156,576
TOTAL INVESTMENTS - 101.3% (Cost $19,865,105)		$16,339,890
Money Market Deposit Account - 0.1%(f)		8,764
Liabilities in Excess of Other Assets - (1.4)%		(215,396)
TOTAL NET ASSETS - 100.0%		$16,133,258

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

157

Innovator Premium Income 30 Barrier ETF - January
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Put Options - (1.3)%(a)(b)
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,126.79	$(575,944,840)	(842)	$(204,572)
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $412.68	(820,824)	(12)	(288)
TOTAL WRITTEN OPTIONS (Premiums received $3,774,864)			$(204,860)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$183,314	1.1%
Written Options	(204,860)	(1.3)
U.S. Treasury Bills	16,156,576	100.2
Money Market Deposit Account	8,764	0.1
Liabilities in Excess of Other Assets	(10,536)	(0.1)
	$16,133,258	100.0%

The accompanying notes are an integral part of these financial statements.

158

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 14.4%(a)
Put Options - 14.4%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,281.42(b)(c)	$577,996,900	845	$2,531,147
TOTAL PURCHASED OPTIONS (Cost $4,631,111)			2,531,147

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 101.3%
4.19%, 12/26/2025(d)	$230,200	228,877
4.00%, 03/19/2026(d)	230,600	227,364
3.94%, 06/11/2026(d)(e)	17,706,000	17,315,873
TOTAL U.S. TREASURY BILLS (Cost $17,747,060)		17,772,114
TOTAL INVESTMENTS - 115.7% (Cost $22,378,171)		$20,303,261
Money Market Deposit Account - 0.0%(f)		7,810
Liabilities in Excess of Other Assets - (15.7)%		(2,755,811)
TOTAL NET ASSETS - 100.0%		$17,555,260

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

159

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (15.6)%
Put Options - (15.6)%(a)(b)
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,343.47	$(597,149,460)	(873)	$(2,743,175)
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $434.34	(136,804)	(2)	(628)
TOTAL WRITTEN OPTIONS (Premiums received $5,010,812)			$(2,743,803)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$2,531,147	14.4%
Written Options	(2,743,803)	(15.6)
U.S. Treasury Bills	17,772,114	101.3
Money Market Deposit Account	7,810	0.0
Liabilities in Excess of Other Assets	(12,008)	(0.1)
	$17,555,260	100.0%

The accompanying notes are an integral part of these financial statements.

160

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 25.9%(a)
Put Options - 25.9%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,615.01(b)(c)	$553,372,180	809	$4,659,508
TOTAL PURCHASED OPTIONS (Cost $4,881,391)			4,659,508

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 102.4%
3.86%, 12/30/2025(d)	$238,600	237,147
3.78%, 03/26/2026(d)	239,100	235,571
3.63%, 06/11/2026(d)	239,500	234,223
3.65%, 10/01/2026(d)(e)	18,281,900	17,678,376
TOTAL U.S. TREASURY BILLS (Cost $18,391,571)		18,385,317
TOTAL INVESTMENTS - 128.3% (Cost $23,272,962)		$23,044,825
Money Market Deposit Account - 0.1%(f)		12,070
Liabilities in Excess of Other Assets - (28.4)%		(5,097,432)
TOTAL NET ASSETS - 100.0%		$17,959,463

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of October 31, 2025.
(e)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $0.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

161

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (28.3)%
Put Options - (28.3)%(a)(b)
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,681.89	$(553,372,180)	(809)	$(4,921,155)
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $468.19	(18,468,540)	(270)	(164,543)
TOTAL WRITTEN OPTIONS (Premiums received $5,313,132)			$(5,085,698)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$4,659,508	25.9%
Written Options	(5,085,698)	(28.3)
U.S. Treasury Bills	18,385,317	102.4
Money Market Deposit Account	12,070	0.1
Liabilities in Excess of Other Assets	(11,734)	(0.1)
	$17,959,463	100.0%

The accompanying notes are an integral part of these financial statements.

162

INNOVATOR U.S. EQUITY 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.5%(a)
Call Options - 100.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.65(b)(c)(d)	$643,250,786	9,431	$639,988,792
Put Options - 1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $666.17(b)(c)(d)	643,250,786	9,431	10,264,417
TOTAL PURCHASED OPTIONS (Cost $640,801,210)			650,253,209
TOTAL INVESTMENTS - 102.5% (Cost $640,801,210)			$650,253,209
Money Market Deposit Account - 0.1%(e)			821,049
Liabilities in Excess of Other Assets - (2.6)%			(16,780,759)
TOTAL NET ASSETS - 100.0%			$634,293,499

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

163

INNOVATOR U.S. EQUITY 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (2.2)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $689.23(a)(b)	$(643,250,786)	(9,431)	$(13,740,024)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $599.56(a)(b)	(643,250,786)	(9,431)	(2,688,872)
TOTAL WRITTEN OPTIONS (Premiums received $13,770,372)			$(16,428,896)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$650,253,209	102.5%
Written Options	(16,428,896)	(2.6)
Money Market Deposit Account	821,049	0.1
Liabilities in Excess of Other Assets	(351,863)	0.0
	$634,293,499	100.0%

The accompanying notes are an integral part of these financial statements.

164

INNOVATOR U.S. EQUITY 5 TO 15 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.2%(a)
Call Options - 100.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $1.64(b)(c)(d)	$156,805,594	2,299	$155,998,645
Put Options - 0.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $632.87(b)(c)(d)	156,805,594	2,299	1,248,357
TOTAL PURCHASED OPTIONS (Cost $154,526,955)			157,247,002
TOTAL INVESTMENTS - 101.2% (Cost $154,526,955)			$157,247,002
Money Market Deposit Account - 0.1%(e)			162,969
Liabilities in Excess of Other Assets - (1.3)%			(2,000,415)
TOTAL NET ASSETS - 100.0%			$155,409,556

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

165

INNOVATOR U.S. EQUITY 5 TO 15 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Call Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $706.75(a)(b)	$(156,805,594)	(2,299)	$(1,609,300)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $566.25(a)(b)	(156,805,594)	(2,299)	(372,438)
TOTAL WRITTEN OPTIONS (Premiums received $1,675,427)			$(1,981,738)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$157,247,002	101.2%
Written Options	(1,981,738)	(1.3)
Money Market Deposit Account	162,969	0.1
Liabilities in Excess of Other Assets	(18,677)	0.0(a)
	$155,409,556	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

166

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 134.3%(a)
Call Options - 133.4%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 03/31/2026; Exercise Price: $5.57	$172,288,356	2,526	$170,252,450
Expiration: 03/31/2026; Exercise Price: $559.37	172,288,356	2,526	34,244,275
Total Call Options			204,496,725
Put Options - 0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37(b)(c)(d)	172,288,356	2,526	1,428,276
TOTAL PURCHASED OPTIONS (Cost $167,476,170)			205,925,001
TOTAL INVESTMENTS - 134.3% (Cost $167,476,170)			$205,925,001
Money Market Deposit Account - 0.3%(e)			501,802
Liabilities in Excess of Other Assets - (34.6)%			(53,144,226)
TOTAL NET ASSETS - 100.0%			$153,282,577

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

167

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (34.6)%
Call Options - (34.1)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $595.14(a)(b)	$(344,576,712)	(5,052)	$(52,216,158)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.02(a)(b)	(172,288,356)	(2,526)	(827,139)
TOTAL WRITTEN OPTIONS (Premiums received $11,146,112)			$(53,043,297)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$205,925,001	134.3%
Written Options	(53,043,297)	(34.6)
Money Market Deposit Account	501,802	0.3
Liabilities in Excess of Other Assets	(100,929)	0.0
	$153,282,577	100.0%

The accompanying notes are an integral part of these financial statements.

168

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 121.3%(a)
Call Options - 121.0%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $5.84	$98,216,640	1,440	$97,120,383
Expiration: 12/31/2025; Exercise Price: $586.06	98,216,640	1,440	14,499,302
Total Call Options			111,619,685
Put Options - 0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06(b)(c)(d)	98,216,640	1,440	322,099
TOTAL PURCHASED OPTIONS (Cost $92,067,279)			111,941,784
TOTAL INVESTMENTS - 121.3% (Cost $92,067,279)			$111,941,784
Money Market Deposit Account - 0.3%(e)			316,575
Liabilities in Excess of Other Assets - (21.6)%			(19,972,677)
TOTAL NET ASSETS - 100.0%			$92,285,682

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

169

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (21.6)%
Call Options - (21.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $620.37(a)(b)	$(196,433,280)	(2,880)	$(19,765,497)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.31(a)(b)	(98,216,640)	(1,440)	(146,909)
TOTAL WRITTEN OPTIONS (Premiums received $5,071,751)			$(19,912,406)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$111,941,784	121.3%
Written Options	(19,912,406)	(21.6)
Money Market Deposit Account	316,575	0.3
Liabilities in Excess of Other Assets	(60,271)	0.0
	$92,285,682	100.0%

The accompanying notes are an integral part of these financial statements.

170

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 121.8%(a)
Call Options - 119.1%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $6.15	$134,775,056	1,976	$132,854,068
Expiration: 06/30/2026; Exercise Price: $617.83	134,775,056	1,976	18,658,874
Total Call Options			151,512,942
Put Options - 2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83(b)(c)(d)	134,775,056	1,976	3,375,482
TOTAL PURCHASED OPTIONS (Cost $136,900,055)			154,888,424
TOTAL INVESTMENTS - 121.8% (Cost $136,900,055)			$154,888,424
Money Market Deposit Account - 0.3%(e)			364,208
Liabilities in Excess of Other Assets - (22.1)%			(28,073,770)
TOTAL NET ASSETS - 100.0%			$127,178,862

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

171

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (22.0)%
Call Options - (20.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $654.55(a)(b)	$(269,550,112)	(3,952)	$(26,013,092)
Put Options - (1.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.22(a)(b)	(134,775,056)	(1,976)	(1,974,024)
TOTAL WRITTEN OPTIONS (Premiums received $15,751,421)			$(27,987,116)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$154,888,424	121.8%
Written Options	(27,987,116)	(22.0)
Money Market Deposit Account	364,208	0.3
Liabilities in Excess of Other Assets	(86,654)	(0.1)
	$127,178,862	100.0%

The accompanying notes are an integral part of these financial statements.

172

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 115.6%(a)
Call Options - 110.7%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $6.64	$85,462,118	1,253	$84,058,758
Expiration: 09/30/2026; Exercise Price: $666.15	85,462,118	1,253	8,527,078
Total Call Options			92,585,836
Put Options - 4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15(b)(c)(d)	85,462,118	1,253	4,095,581
TOTAL PURCHASED OPTIONS (Cost $93,675,921)			96,681,417
TOTAL INVESTMENTS - 115.6% (Cost $93,675,921)			$96,681,417
Money Market Deposit Account - 0.3%(e)			250,838
Liabilities in Excess of Other Assets - (15.9)%			(13,326,513)
TOTAL NET ASSETS - 100.0%			$83,605,742

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

173

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (15.9)%
Call Options - (12.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $705.15(a)(b)	$(170,924,236)	(2,506)	$(10,756,805)
Put Options - (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.20(a)(b)	(85,462,118)	(1,253)	(2,515,798)
TOTAL WRITTEN OPTIONS (Premiums received $11,003,494)			$(13,272,603)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$96,681,417	115.6%
Written Options	(13,272,603)	(15.9)
Money Market Deposit Account	250,838	0.3
Liabilities in Excess of Other Assets	(53,910)	0.0
	$83,605,742	100.0%

The accompanying notes are an integral part of these financial statements.

174

INNOVATOR U.S. EQUITY ACCELERATED ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.4%(a)
Call Options - 104.4%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $1.68	$71,479,888	1,048	$71,114,293
Expiration: 12/31/2025; Exercise Price: $666.18	71,479,888	1,048	3,123,480
TOTAL PURCHASED OPTIONS (Cost $71,740,627)			74,237,773
TOTAL INVESTMENTS - 104.4% (Cost $71,740,627)			$74,237,773
Money Market Deposit Account - 0.1%(e)			106,495
Liabilities in Excess of Other Assets - (4.5)%			(3,255,183)
TOTAL NET ASSETS - 100.0%			$71,089,085

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

175

INNOVATOR U.S. EQUITY ACCELERATED ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (4.5)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $687.90(a)(b)	$(142,959,776)	(2,096)	$(3,208,431)
TOTAL WRITTEN OPTIONS (Premiums received $2,097,261)			$(3,208,431)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$74,237,773	104.4%
Written Options	(3,208,431)	(4.5)
Money Market Deposit Account	106,495	0.1
Liabilities in Excess of Other Assets	(46,752)	0.0
	$71,089,085	100.0%

The accompanying notes are an integral part of these financial statements.

176

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 151.5%(a)
Call Options - 151.5%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 03/31/2026; Exercise Price: $5.56	$26,191,104	384	$25,881,984
Expiration: 03/31/2026; Exercise Price: $559.36	52,382,208	768	10,412,260
TOTAL PURCHASED OPTIONS (Cost $24,522,006)			36,294,244
TOTAL INVESTMENTS - 151.5% (Cost $24,522,006)			$36,294,244
Money Market Deposit Account - 0.3%(e)			62,191
Liabilities in Excess of Other Assets - (51.8)%			(12,401,720)
TOTAL NET ASSETS - 100.0%			$23,954,715

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

177

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (51.7)%
Call Options - (51.7)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $590.44(a)(b)	$(78,573,312)	(1,152)	$(12,385,394)
TOTAL WRITTEN OPTIONS (Premiums received $2,662,774)			$(12,385,394)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$36,294,244	151.5%
Written Options	(12,385,394)	(51.7)
Money Market Deposit Account	62,191	0.3
Liabilities in Excess of Other Assets	(16,326)	(0.1)
	$23,954,715	100.0%

The accompanying notes are an integral part of these financial statements.

178

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 133.6%(a)
Call Options - 133.6%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $5.83	$18,620,238	273	$18,412,676
Expiration: 12/31/2025; Exercise Price: $586.04	37,240,476	546	5,498,695
TOTAL PURCHASED OPTIONS (Cost $18,417,111)			23,911,371
TOTAL INVESTMENTS - 133.6% (Cost $18,417,111)			$23,911,371
Money Market Deposit Account - 0.3%(e)			45,193
Liabilities in Excess of Other Assets - (33.9)%			(6,059,941)
TOTAL NET ASSETS - 100.0%			$17,896,623

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

179

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (33.8)%
Call Options - (33.8)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $614.68(a)(b)	$(55,860,714)	(819)	$(6,047,176)
TOTAL WRITTEN OPTIONS (Premiums received $2,127,998)			$(6,047,176)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$23,911,371	133.6%
Written Options	(6,047,176)	(33.8)
Money Market Deposit Account	45,193	0.3
Liabilities in Excess of Other Assets	(12,765)	(0.1)
	$17,896,623	100.0%

The accompanying notes are an integral part of these financial statements.

180

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 132.2%(a)
Call Options - 132.2%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $6.14	$16,983,294	249	$16,741,468
Expiration: 06/30/2026; Exercise Price: $617.81	33,966,588	498	4,703,296
TOTAL PURCHASED OPTIONS (Cost $18,282,604)			21,444,764
TOTAL INVESTMENTS - 132.2% (Cost $18,282,604)			$21,444,764
Money Market Deposit Account - 0.1%(e)			15,790
Liabilities in Excess of Other Assets - (32.3)%			(5,235,221)
TOTAL NET ASSETS - 100.0%			$16,225,333

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

181

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (32.2)%
Call Options - (32.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $649.05(a)(b)	$(50,949,882)	(747)	$(5,224,264)
TOTAL WRITTEN OPTIONS (Premiums received $2,726,600)			$(5,224,264)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$21,444,764	132.2%
Written Options	(5,224,264)	(32.2)
Money Market Deposit Account	15,790	0.1
Liabilities in Excess of Other Assets	(10,957)	(0.1)
	$16,225,333	100.0%

The accompanying notes are an integral part of these financial statements.

182

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 120.4%(a)
Call Options - 120.4%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $6.62	$15,960,204	234	$15,698,576
Expiration: 09/30/2026; Exercise Price: $666.14	31,920,408	468	3,185,222
TOTAL PURCHASED OPTIONS (Cost $18,053,665)			18,883,798
TOTAL INVESTMENTS - 120.4% (Cost $18,053,665)			$18,883,798
Money Market Deposit Account - 0.1%(e)			19,591
Liabilities in Excess of Other Assets - (20.5)%			(3,217,696)
TOTAL NET ASSETS - 100.0%			$15,685,693

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

183

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (20.8)%
Call Options - (20.8)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.29(a)(b)	$(47,880,612)	(702)	$(3,257,238)
TOTAL WRITTEN OPTIONS (Premiums received $2,603,420)			$(3,257,238)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$18,883,798	120.4%
Written Options	(3,257,238)	(20.8)
Money Market Deposit Account	19,591	0.1
Other Assets in Excess of Other Assets	39,542	0.3
	$15,685,693	100.0%

The accompanying notes are an integral part of these financial statements.

184

INNOVATOR U.S. EQUITY BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.6%(a)
Call Options - 108.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.61(b)(c)(d)	$379,361,772	5,562	$374,857,053
Put Options - 0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.40(b)(c)(d)	379,361,772	5,562	3,146,034
TOTAL PURCHASED OPTIONS (Cost $325,007,191)			378,003,087
TOTAL INVESTMENTS - 109.6% (Cost $325,007,191)			$378,003,087
Money Market Deposit Account - 0.3%(e)			1,107,282
Liabilities in Excess of Other Assets - (9.9)%			(34,159,422)
TOTAL NET ASSETS - 100.0%			$344,950,947

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

185

INNOVATOR U.S. EQUITY BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.8)%
Call Options - (9.3)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $649.62(a)(b)	$(379,361,772)	(5,562)	$(32,111,206)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.06(a)(b)	(379,361,772)	(5,562)	(1,822,000)
TOTAL WRITTEN OPTIONS (Premiums received $16,111,797)			$(33,933,206)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$378,003,087	109.6%
Written Options	(33,933,206)	(9.8)
Money Market Deposit Account	1,107,282	0.3
Liabilities in Excess of Other Assets	(226,216)	(0.1)
	$344,950,947	100.0%

The accompanying notes are an integral part of these financial statements.

186

INNOVATOR U.S. EQUITY BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 102.0%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.33(b)(c)(d)	$229,035,748	3,358	$225,803,304
Put Options - 3.2%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.09(b)(c)(d)	229,035,748	3,358	7,126,885
TOTAL PURCHASED OPTIONS (Cost $219,909,325)			232,930,189
TOTAL INVESTMENTS - 105.2% (Cost $219,909,325)			$232,930,189
Money Market Deposit Account - 0.3%(e)			724,774
Liabilities in Excess of Other Assets - (5.5)%			(12,241,048)
TOTAL NET ASSETS - 100.0%			$221,413,915

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

187

INNOVATOR U.S. EQUITY BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.5)%
Call Options - (3.6)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $732.01(a)(b)	$(229,035,748)	(3,358)	$(7,849,123)
Put Options - (1.9)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $575.19(a)(b)	(229,035,748)	(3,358)	(4,246,863)
TOTAL WRITTEN OPTIONS (Premiums received $9,023,542)			$(12,095,986)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$232,930,189	105.2%
Written Options	(12,095,986)	(5.5)
Money Market Deposit Account	724,774	0.3
Liabilities in Excess of Other Assets	(145,062)	0.0
	$221,413,915	100.0%

The accompanying notes are an integral part of these financial statements.

188

INNOVATOR U.S. EQUITY BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.7%(a)
Call Options - 100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.04(b)(c)(d)	$198,206,636	2,906	$196,474,660
Put Options - 0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.56(b)(c)(d)	198,206,636	2,906	232,480
TOTAL PURCHASED OPTIONS (Cost $182,641,191)			196,707,140
TOTAL INVESTMENTS - 100.7% (Cost $182,641,191)			$196,707,140
Money Market Deposit Account - 0.4%(e)			733,727
Liabilities in Excess of Other Assets - (1.1)%			(2,114,514)
TOTAL NET ASSETS - 100.0%			$195,326,353

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

189

INNOVATOR U.S. EQUITY BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $692.72(a)(b)	$(198,206,636)	(2,906)	$(1,909,242)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $548.32(a)(b)	(198,206,636)	(2,906)	(84,274)
TOTAL WRITTEN OPTIONS (Premiums received $4,238,895)			$(1,993,516)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$196,707,140	100.7%
Written Options	(1,993,516)	(1.0)
Money Market Deposit Account	733,727	0.4
Liabilities in Excess of Other Assets	(120,998)	(0.1)
	$195,326,353	100.0%

The accompanying notes are an integral part of these financial statements.

190

INNOVATOR U.S. EQUITY BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.9%(a)
Call Options - 102.1%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.03(b)(c)(d)	$197,524,576	2,896	$195,437,921
Put Options - 0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.83(b)(c)(d)	197,524,576	2,896	1,487,241
TOTAL PURCHASED OPTIONS (Cost $182,613,875)			196,925,162
TOTAL INVESTMENTS - 102.9% (Cost $182,613,875)			$196,925,162
Money Market Deposit Account - 0.3%(e)			655,773
Liabilities in Excess of Other Assets - (3.2)%			(6,177,738)
TOTAL NET ASSETS - 100.0%			$191,403,197

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

191

INNOVATOR U.S. EQUITY BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.2)%
Call Options - (2.8)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $693.30(a)(b)	$(197,524,576)	(2,896)	$(5,349,723)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $547.66(a)(b)	(197,524,576)	(2,896)	(700,310)
TOTAL WRITTEN OPTIONS (Premiums received $5,528,287)			$(6,050,033)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$196,925,162	102.9%
Written Options	(6,050,033)	(3.2)
Money Market Deposit Account	655,773	0.3
Liabilities in Excess of Other Assets	(127,705)	0.0
	$191,403,197	100.0%

The accompanying notes are an integral part of these financial statements.

192

INNOVATOR U.S. EQUITY BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 102.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.87(b)(c)(d)	$297,378,160	4,360	$294,045,943
Put Options - 0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.09(b)(c)(d)	297,378,160	4,360	975,724
TOTAL PURCHASED OPTIONS (Cost $265,097,997)			295,021,667
TOTAL INVESTMENTS - 103.3% (Cost $265,097,997)			$295,021,667
Money Market Deposit Account - 0.3%(e)			874,346
Liabilities in Excess of Other Assets - (3.6)%			(10,209,853)
TOTAL NET ASSETS - 100.0%			$285,686,160

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

193

INNOVATOR U.S. EQUITY BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (3.3)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $677.16(a)(b)	$(297,378,160)	(4,360)	$(9,575,867)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.34(a)(b)	(297,378,160)	(4,360)	(444,982)
TOTAL WRITTEN OPTIONS (Premiums received $9,182,519)			$(10,020,849)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$295,021,667	103.3%
Written Options	(10,020,849)	(3.5)
Money Market Deposit Account	874,346	0.3
Liabilities in Excess of Other Assets	(189,004)	(0.1)
	$285,686,160	100.0%

The accompanying notes are an integral part of these financial statements.

194

Innovator U.S. Equity Buffer ETF - July
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.3%(a)
Call Options - 102.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.19(b)(c)(d)	$309,655,240	4,540	$305,223,973
Put Options - 2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.86(b)(c)(d)	309,655,240	4,540	7,757,634
TOTAL PURCHASED OPTIONS (Cost $290,413,691)			312,981,607
TOTAL INVESTMENTS - 105.3% (Cost $290,413,691)			$312,981,607
Money Market Deposit Account - 0.3%(e)			894,994
Liabilities in Excess of Other Assets - (5.6)%			(16,781,176)
TOTAL NET ASSETS - 100.0%			$297,095,425

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

195

Innovator U.S. Equity Buffer ETF - July
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.6)%
Call Options - (4.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $716.77(a)(b)	$(309,655,240)	(4,540)	$(12,049,251)
Put Options - (1.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.26(a)(b)	(309,655,240)	(4,540)	(4,537,231)
TOTAL WRITTEN OPTIONS (Premiums received $12,280,743)			$(16,586,482)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$312,981,607	105.3%
Written Options	(16,586,482)	(5.6)
Money Market Deposit Account	894,994	0.3
Liabilities in Excess of Other Assets	(194,694)	0.0
	$297,095,425	100.0%

The accompanying notes are an integral part of these financial statements.

196

INNOVATOR U.S. EQUITY BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.2%(a)
Call Options - 105.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.91(b)(c)(d)	$174,675,566	2,561	$172,669,458
Put Options - 1.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.40(b)(c)(d)	174,675,566	2,561	2,855,669
TOTAL PURCHASED OPTIONS (Cost $157,452,148)			175,525,127
TOTAL INVESTMENTS - 107.2% (Cost $157,452,148)			$175,525,127
Money Market Deposit Account - 0.3%(e)			510,212
Liabilities in Excess of Other Assets - (7.5)%			(12,361,265)
TOTAL NET ASSETS - 100.0%			$163,674,074

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

197

INNOVATOR U.S. EQUITY BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.5)%
Call Options - (6.5)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $685.28(a)(b)	$(174,675,566)	(2,561)	$(10,584,203)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $536.34(a)(b)	(174,675,566)	(2,561)	(1,662,423)
TOTAL WRITTEN OPTIONS (Premiums received $7,492,816)			$(12,246,626)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$175,525,127	107.2%
Written Options	(12,246,626)	(7.5)
Money Market Deposit Account	510,212	0.3
Liabilities in Excess of Other Assets	(114,639)	0.0
	$163,674,074	100.0%

The accompanying notes are an integral part of these financial statements.

198

INNOVATOR U.S. EQUITY BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.3%(a)
Call Options - 103.3%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.95(b)(c)(d)	$186,475,204	2,734	$184,555,198
Put Options - 1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.19(b)(c)(d)	186,475,204	2,734	1,734,367
TOTAL PURCHASED OPTIONS (Cost $167,812,334)			186,289,565
TOTAL INVESTMENTS - 104.3% (Cost $167,812,334)			$186,289,565
Money Market Deposit Account - 0.3%(e)			552,870
Liabilities in Excess of Other Assets - (4.6)%			(8,149,938)
TOTAL NET ASSETS - 100.0%			$178,692,497

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

199

INNOVATOR U.S. EQUITY BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (4.0)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $688.42(a)(b)	$(186,475,204)	(2,734)	$(7,141,154)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $540.70(a)(b)	(186,475,204)	(2,734)	(890,983)
TOTAL WRITTEN OPTIONS (Premiums received $6,773,106)			$(8,032,137)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$186,289,565	104.3%
Written Options	(8,032,137)	(4.5)
Money Market Deposit Account	552,870	0.3
Liabilities in Excess of Other Assets	(117,801)	(0.1)
	$178,692,497	100.0%

The accompanying notes are an integral part of these financial statements.

200

INNOVATOR U.S. EQUITY BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.8%(a)
Call Options - 108.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.56(b)(c)(d)	$172,288,356	2,526	$170,306,937
Put Options - 1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.55(b)(c)(d)	172,288,356	2,526	1,675,344
TOTAL PURCHASED OPTIONS (Cost $147,112,666)			171,982,281
TOTAL INVESTMENTS - 109.8% (Cost $147,112,666)			$171,982,281
Money Market Deposit Account - 0.3%(e)			476,549
Liabilities in Excess of Other Assets - (10.1)%			(15,788,505)
TOTAL NET ASSETS - 100.0%			$156,670,325

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

201

Innovator U.S. Equity Buffer ETF - May
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.0)%
Call Options - (9.4)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $655.13(a)(b)	$(172,288,356)	(2,526)	$(14,680,759)
Put Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.63(a)(b)	(172,288,356)	(2,526)	(1,005,070)
TOTAL WRITTEN OPTIONS (Premiums received $8,020,261)			$(15,685,829)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$171,982,281	109.8%
Written Options	(15,685,829)	(10.0)
Money Market Deposit Account	476,549	0.3
Liabilities in Excess of Other Assets	(102,676)	(0.1)
	$156,670,325	100.0%

The accompanying notes are an integral part of these financial statements.

202

INNOVATOR U.S. EQUITY BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%(a)
Call Options - 99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.83(b)(c)(d)	$147,802,402	2,167	$145,197,668
Put Options - 5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.07(b)(c)(d)	147,802,402	2,167	8,509,809
TOTAL PURCHASED OPTIONS (Cost $153,716,334)			153,707,477
TOTAL INVESTMENTS - 104.8% (Cost $153,716,334)			$153,707,477
Money Market Deposit Account - 0.3%(e)			429,227
Liabilities in Excess of Other Assets - (5.1)%			(7,482,597)
TOTAL NET ASSETS - 100.0%			$146,654,107

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

203

INNOVATOR U.S. EQUITY BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (1.5)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $802.17(a)(b)	$(147,802,402)	(2,167)	$(2,156,165)
Put Options - (3.6)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $620.67(a)(b)	(147,802,402)	(2,167)	(5,261,476)
TOTAL WRITTEN OPTIONS (Premiums received $7,408,784)			$(7,417,641)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$153,707,477	104.8%
Written Options	(7,417,641)	(5.1)
Money Market Deposit Account	429,227	0.3
Liabilities in Excess of Other Assets	(64,956)	0.0(a)
	$146,654,107	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

204

INNOVATOR U.S. EQUITY BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.1%(a)
Call Options - 100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.68(b)(c)(d)	$294,377,096	4,316	$289,526,516
Put Options - 4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.19(b)(c)(d)	294,377,096	4,316	14,111,939
TOTAL PURCHASED OPTIONS (Cost $298,168,641)			303,638,455
TOTAL INVESTMENTS - 105.1% (Cost $298,168,641)			$303,638,455
Money Market Deposit Account - 0.3%(e)			897,541
Liabilities in Excess of Other Assets - (5.4)%			(15,586,619)
TOTAL NET ASSETS - 100.0%			$288,949,377

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

205

INNOVATOR U.S. EQUITY BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.3)%
Call Options - (2.3)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $768.64(a)(b)	$(294,377,096)	(4,316)	$(6,734,471)
Put Options - (3.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.24(a)(b)	(294,377,096)	(4,316)	(8,668,729)
TOTAL WRITTEN OPTIONS (Premiums received $13,535,012)			$(15,403,200)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$303,638,455	105.1%
Written Options	(15,403,200)	(5.3)
Money Market Deposit Account	897,541	0.3
Liabilities in Excess of Other Assets	(183,419)	(0.1)
	$288,949,377	100.0%

The accompanying notes are an integral part of these financial statements.

206

INNOVATOR U.S. EQUITY BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.4%(a)
Call Options - 101.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.46(b)(c)(d)	$249,770,372	3,662	$246,322,453
Put Options - 3.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.06(b)(c)(d)	249,770,372	3,662	9,372,010
TOTAL PURCHASED OPTIONS (Cost $244,919,625)			255,694,463
TOTAL INVESTMENTS - 105.4% (Cost $244,919,625)			$255,694,463
Money Market Deposit Account - 0.3%(e)			776,544
Liabilities in Excess of Other Assets - (5.7)%			(13,765,929)
TOTAL NET ASSETS - 100.0%			$242,705,078

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

207

INNOVATOR U.S. EQUITY BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.6)%
Call Options - (3.3)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $744.13(a)(b)	$(249,770,372)	(3,662)	$(7,926,253)
Put Options - (2.3)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $587.00(a)(b)	(249,770,372)	(3,662)	(5,680,897)
TOTAL WRITTEN OPTIONS (Premiums received $10,527,225)			$(13,607,150)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$255,694,463	105.4%
Written Options	(13,607,150)	(5.6)
Money Market Deposit Account	776,544	0.3
Liabilities in Excess of Other Assets	(158,779)	(0.1)
	$242,705,078	100.0%

The accompanying notes are an integral part of these financial statements.

208

INNOVATOR U.S. EQUITY POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.5%(a)
Call Options - 111.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.59(b)(c)(d)	$900,114,582	13,197	$889,213,860
Put Options - 0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39(b)(c)(d)	900,114,582	13,197	7,416,714
TOTAL PURCHASED OPTIONS (Cost $768,699,914)			896,630,574
TOTAL INVESTMENTS - 112.5% (Cost $768,699,914)			$896,630,574
Money Market Deposit Account - 0.3%(e)			2,327,450
Liabilities in Excess of Other Assets - (12.8)%			(101,835,661)
TOTAL NET ASSETS - 100.0%			$797,122,363

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

209

INNOVATOR U.S. EQUITY POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.7)%
Call Options - (12.3)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $628.70(a)(b)	$(900,114,582)	(13,197)	$(98,172,483)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48(a)(b)	(900,114,582)	(13,197)	(3,193,674)
TOTAL WRITTEN OPTIONS (Premiums received $34,231,972)			$(101,366,157)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$896,630,574	112.5%
Written Options	(101,366,157)	(12.7)
Money Market Deposit Account	2,327,450	0.3
Liabilities in Excess of Other Assets	(469,504)	(0.1)
	$797,122,363	100.0%

The accompanying notes are an integral part of these financial statements.

210

INNOVATOR U.S. EQUITY POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.4%(a)
Call Options - 103.1%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.32(b)(c)(d)	$1,027,318,772	15,062	$1,012,558,012
Put Options - 3.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.08(b)(c)(d)	1,027,318,772	15,062	32,353,176
TOTAL PURCHASED OPTIONS (Cost $984,915,343)			1,044,911,188
TOTAL INVESTMENTS - 106.4% (Cost $984,915,343)			$1,044,911,188
Money Market Deposit Account - 0.3%(e)			3,000,357
Liabilities in Excess of Other Assets - (6.7)%			(65,807,679)
TOTAL NET ASSETS - 100.0%			$982,103,866

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

211

INNOVATOR U.S. EQUITY POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.6)%
Call Options - (5.2)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $709.51(a)(b)	$(1,027,318,772)	(15,062)	$(51,542,164)
Put Options - (1.4)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $537.27(a)(b)	(1,027,318,772)	(15,062)	(13,631,110)
TOTAL WRITTEN OPTIONS (Premiums received $40,703,281)			$(65,173,274)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$1,044,911,188	106.4%
Written Options	(65,173,274)	(6.6)
Money Market Deposit Account	3,000,357	0.3
Liabilities in Excess of Other Assets	(634,405)	(0.1)
	$982,103,866	100.0%

The accompanying notes are an integral part of these financial statements.

212

INNOVATOR U.S. EQUITY POWER BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.5%(a)
Call Options - 102.4%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.03(b)(c)(d)	$951,541,906	13,951	$943,227,110
Put Options - 0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55(b)(c)(d)	951,541,906	13,951	1,074,227
TOTAL PURCHASED OPTIONS (Cost $865,258,680)			944,301,337
TOTAL INVESTMENTS - 102.5% (Cost $865,258,680)			$944,301,337
Money Market Deposit Account - 0.3%(e)			2,907,082
Liabilities in Excess of Other Assets - (2.8)%			(25,505,922)
TOTAL NET ASSETS - 100.0%			$921,702,497

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

213

INNOVATOR U.S. EQUITY POWER BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (2.7)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.31(a)(b)	$(951,541,906)	(13,951)	$(24,567,711)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $512.17(a)(b)	(951,541,906)	(13,951)	(292,971)
TOTAL WRITTEN OPTIONS (Premiums received $29,543,169)			$(24,860,682)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$944,301,337	102.5%
Written Options	(24,860,682)	(2.7)
Money Market Deposit Account	2,907,082	0.3
Liabilities in Excess of Other Assets	(645,240)	(0.1)
	$921,702,497	100.0%

The accompanying notes are an integral part of these financial statements.

214

INNOVATOR U.S. EQUITY POWER BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%(a)
Call Options - 104.0%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.02(b)(c)(d)	$830,749,080	12,180	$821,760,240
Put Options - 0.8%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82(b)(c)(d)	830,749,080	12,180	6,223,980
TOTAL PURCHASED OPTIONS (Cost $756,006,136)			827,984,220
TOTAL INVESTMENTS - 104.8% (Cost $756,006,136)			$827,984,220
Money Market Deposit Account - 0.3%(e)			2,438,429
Liabilities in Excess of Other Assets - (5.1)%			(40,632,749)
TOTAL NET ASSETS - 100.0%			$789,789,900

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

215

INNOVATOR U.S. EQUITY POWER BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (4.8)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.89(a)(b)	$(830,749,080)	(12,180)	$(38,159,940)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $511.55(a)(b)	(830,749,080)	(12,180)	(2,009,700)
TOTAL WRITTEN OPTIONS (Premiums received $28,102,949)			$(40,169,640)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$827,984,220	104.8%
Written Options	(40,169,640)	(5.1)
Money Market Deposit Account	2,438,429	0.3
Liabilities in Excess of Other Assets	(463,109)	0.0
	$789,789,900	100.0%

The accompanying notes are an integral part of these financial statements.

216

INNOVATOR U.S. EQUITY POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.7%(a)
Call Options - 105.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.86(b)(c)(d)	$1,266,858,244	18,574	$1,252,166,210
Put Options - 0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08(b)(c)(d)	1,266,858,244	18,574	4,197,724
TOTAL PURCHASED OPTIONS (Cost $1,125,351,475)			1,256,363,934
TOTAL INVESTMENTS - 105.7% (Cost $1,125,351,475)			$1,256,363,934
Money Market Deposit Account - 0.3%(e)			3,603,371
Liabilities in Excess of Other Assets - (6.0)%			(71,011,700)
TOTAL NET ASSETS - 100.0%			$1,188,955,605

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

217

INNOVATOR U.S. EQUITY POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.9)%
Call Options - (5.8)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.64(a)(b)	$(1,266,858,244)	(18,574)	$(68,965,262)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17(a)(b)	(1,266,858,244)	(18,574)	(1,281,606)
TOTAL WRITTEN OPTIONS (Premiums received $43,098,645)			$(70,246,868)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$1,256,363,934	105.7%
Written Options	(70,246,868)	(5.9)
Money Market Deposit Account	3,603,371	0.3
Liabilities in Excess of Other Assets	(764,832)	(0.1)
	$1,188,955,605	100.0%

The accompanying notes are an integral part of these financial statements.

218

INNOVATOR U.S. EQUITY POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.0%(a)
Call Options - 104.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.18(b)(c)(d)	$1,260,242,262	18,477	$1,241,802,216
Put Options - 2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85(b)(c)(d)	1,260,242,262	18,477	31,688,055
TOTAL PURCHASED OPTIONS (Cost $1,184,882,991)			1,273,490,271
TOTAL INVESTMENTS - 107.0% (Cost $1,184,882,991)			$1,273,490,271
Money Market Deposit Account - 0.3%(e)			3,687,675
Liabilities in Excess of Other Assets - (7.3)%			(87,369,364)
TOTAL NET ASSETS - 100.0%			$1,189,808,582

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

219

INNOVATOR U.S. EQUITY POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.3)%
Call Options - (6.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $692.55(a)(b)	$(1,260,242,262)	(18,477)	$(73,464,552)
Put Options - (1.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17(a)(b)	(1,260,242,262)	(18,477)	(13,081,716)
TOTAL WRITTEN OPTIONS (Premiums received $51,594,056)			$(86,546,268)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$1,273,490,271	107.0%
Written Options	(86,546,268)	(7.3)
Money Market Deposit Account	3,687,675	0.3
Liabilities in Excess of Other Assets	(823,096)	0.0
	$1,189,808,582	100.0%

The accompanying notes are an integral part of these financial statements.

220

INNOVATOR U.S. EQUITY POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.5%(a)
Call Options - 107.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.89(b)(c)(d)	$823,655,656	12,076	$814,219,711
Put Options - 1.8%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.39(b)(c)(d)	823,655,656	12,076	13,464,136
TOTAL PURCHASED OPTIONS (Cost $741,912,447)			827,683,847
TOTAL INVESTMENTS - 109.5% (Cost $741,912,447)			$827,683,847
Money Market Deposit Account - 0.3%(e)			2,311,691
Liabilities in Excess of Other Assets - (9.8)%			(73,980,088)
TOTAL NET ASSETS - 100.0%			$756,015,450

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

221

INNOVATOR U.S. EQUITY POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.7)%
Call Options - (9.0)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $663.58(a)(b)	$(823,655,656)	(12,076)	$(67,926,896)
Put Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $500.98(a)(b)	(823,655,656)	(12,076)	(5,551,579)
TOTAL WRITTEN OPTIONS (Premiums received $35,894,710)			$(73,478,475)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$827,683,847	109.5%
Written Options	(73,478,475)	(9.7)
Money Market Deposit Account	2,311,691	0.3
Liabilities in Excess of Other Assets	(501,613)	(0.1)
	$756,015,450	100.0%

The accompanying notes are an integral part of these financial statements.

222

INNOVATOR U.S. EQUITY POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.5%(a)
Call Options - 105.5%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.94(b)(c)(d)	$667,941,358	9,793	$661,073,723
Put Options - 1.0%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.18(b)(c)(d)	667,941,358	9,793	6,211,602
TOTAL PURCHASED OPTIONS (Cost $601,450,690)			667,285,325
TOTAL INVESTMENTS - 106.5% (Cost $601,450,690)			$667,285,325
Money Market Deposit Account - 0.3%(e)			1,927,657
Liabilities in Excess of Other Assets - (6.8)%			(42,788,262)
TOTAL NET ASSETS - 100.0%			$626,424,720

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

223

INNOVATOR U.S. EQUITY POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.8)%
Call Options - (6.4)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $666.31(a)(b)	$(667,941,358)	(9,793)	$(40,195,173)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $505.05(a)(b)	(667,941,358)	(9,793)	(2,177,767)
TOTAL WRITTEN OPTIONS (Premiums received $23,723,839)			$(42,372,940)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$667,285,325	106.5%
Written Options	(42,372,940)	(6.8)
Money Market Deposit Account	1,927,657	0.3
Liabilities in Excess of Other Assets	(415,322)	0.0
	$626,424,720	100.0%

The accompanying notes are an integral part of these financial statements.

224

INNOVATOR U.S. EQUITY POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.0%(a)
Call Options - 111.9%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.55(b)(c)(d)	$705,318,246	10,341	$697,216,796
Put Options - 1.1%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.54(b)(c)(d)	705,318,246	10,341	6,857,841
TOTAL PURCHASED OPTIONS (Cost $602,389,550)			704,074,637
TOTAL INVESTMENTS - 113.0% (Cost $602,389,550)			$704,074,637
Money Market Deposit Account - 0.3%(e)			1,848,026
Liabilities in Excess of Other Assets - (13.3)%			(82,743,002)
TOTAL NET ASSETS - 100.0%			$623,179,661

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

225

INNOVATOR U.S. EQUITY POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.2)%
Call Options - (12.7)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $631.51(a)(b)	$(705,318,246)	(10,341)	$(79,295,305)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $471.36(a)(b)	(705,318,246)	(10,341)	(3,034,980)
TOTAL WRITTEN OPTIONS (Premiums received $33,007,811)			$(82,330,285)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$704,074,637	113.0%
Written Options	(82,330,285)	(13.2)
Money Market Deposit Account	1,848,026	0.3
Liabilities in Excess of Other Assets	(412,717)	(0.1)
	$623,179,661	100.0%

The accompanying notes are an integral part of these financial statements.

226

INNOVATOR U.S. EQUITY POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.0%(a)
Call Options - 99.2%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.82(b)(c)(d)	$620,197,158	9,093	$610,012,998
Put Options - 5.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.06(b)(c)(d)	620,197,158	9,093	35,762,769
TOTAL PURCHASED OPTIONS (Cost $645,812,934)			645,775,767
TOTAL INVESTMENTS - 105.0% (Cost $645,812,934)			$645,775,767
Money Market Deposit Account - 0.3%(e)			1,776,924
Liabilities in Excess of Other Assets - (5.3)%			(32,258,928)
TOTAL NET ASSETS - 100.0%			$615,293,763

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

227

INNOVATOR U.S. EQUITY POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.2)%
Call Options - (2.5)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $772.50(a)(b)	$(620,197,158)	(9,093)	$(15,530,844)
Put Options - (2.7)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.75(a)(b)	(620,197,158)	(9,093)	(16,376,493)
TOTAL WRITTEN OPTIONS (Premiums received $31,870,170)			$(31,907,337)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$645,775,767	105.0%
Written Options	(31,907,337)	(5.2)
Money Market Deposit Account	1,776,924	0.3
Liabilities in Excess of Other Assets	(351,591)	(0.1)
	$615,293,763	100.0%

The accompanying notes are an integral part of these financial statements.

228

INNOVATOR U.S. EQUITY POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.5%(a)
Call Options - 100.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.66(b)(c)(d)	$1,115,986,572	16,362	$1,097,317,530
Put Options - 5.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18(b)(c)(d)	1,115,986,572	16,362	54,338,202
TOTAL PURCHASED OPTIONS (Cost $1,131,381,116)			1,151,655,732
TOTAL INVESTMENTS - 105.5% (Cost $1,131,381,116)			$1,151,655,732
Money Market Deposit Account - 0.3%(e)			3,363,274
Liabilities in Excess of Other Assets - (5.8)%			(63,398,509)
TOTAL NET ASSETS - 100.0%			$1,091,620,497

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

229

INNOVATOR U.S. EQUITY POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.8)%
Call Options - (3.6)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $744.86(a)(b)	$(1,115,986,572)	(16,362)	$(38,990,646)
Put Options - (2.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25(a)(b)	(1,115,986,572)	(16,362)	(23,806,710)
TOTAL WRITTEN OPTIONS (Premiums received $51,917,566)			$(62,797,356)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$1,151,655,732	105.5%
Written Options	(62,797,356)	(5.8)
Money Market Deposit Account	3,363,274	0.3
Liabilities in Excess of Other Assets	(601,153)	0.0
	$1,091,620,497	100.0%

The accompanying notes are an integral part of these financial statements.

230

Innovator U.S. Equity Power Buffer ETF - September
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.3%(a)
Call Options - 102.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.45(b)(c)(d)	$975,686,830	14,305	$961,167,255
Put Options - 4.0%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.05(b)(c)(d)	975,686,830	14,305	36,949,815
TOTAL PURCHASED OPTIONS (Cost $955,029,886)			998,117,070
TOTAL INVESTMENTS - 106.3% (Cost $955,029,886)			$998,117,070
Money Market Deposit Account - 0.3%(e)			3,011,525
Liabilities in Excess of Other Assets - (6.6)%			(61,757,536)
TOTAL NET ASSETS - 100.0%			$939,371,059

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

231

Innovator U.S. Equity Power Buffer ETF - September
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.5)%
Call Options - (4.9)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise . Price: $720.70(a)(b)	$(975,686,830)	(14,305)	$(45,590,035)
Put Options - (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise . Price: $548.29(a)(b)	(975,686,830)	(14,305)	(15,506,620)
TOTAL WRITTEN OPTIONS (Premiums received $40,734,035)			$(61,096,655)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$998,117,070	106.3%
Written Options	(61,096,655)	(6.5)
Money Market Deposit Account	3,011,525	0.3
Liabilities in Excess of Other Assets	(660,881)	(0.1)
	$939,371,059	100.0%

The accompanying notes are an integral part of these financial statements.

232

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.4%(a)
Call Options - 111.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.58(b)(c)(d)	$175,425,832	2,572	$173,350,305
Put Options - 0.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42(b)(c)(d)	175,425,832	2,572	1,064,011
TOTAL PURCHASED OPTIONS (Cost $151,237,631)			174,414,316
TOTAL INVESTMENTS - 112.4% (Cost $151,237,631)			$174,414,316
Money Market Deposit Account - 0.3%(e)			503,708
Liabilities in Excess of Other Assets - (12.7)%			(19,687,925)
TOTAL NET ASSETS - 100.0%			$155,230,099

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

233

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.6)%
Call Options - (12.5)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $627.97(a)(b)	$(175,425,832)	(2,572)	$(19,339,820)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $363.60(a)(b)	(175,425,832)	(2,572)	(245,343)
TOTAL WRITTEN OPTIONS (Premiums received $4,372,517)			$(19,585,163)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$174,414,316	112.4%
Written Options	(19,585,163)	(12.6)
Money Market Deposit Account	503,708	0.3
Liabilities in Excess of Other Assets	(102,762)	(0.1)
	$155,230,099	100.0%

The accompanying notes are an integral part of these financial statements.

234

Innovator U.S. Equity Ultra Buffer ETF - August
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%(a)
Call Options - 103.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.31(b)(c)(d)	$249,906,784	3,664	$246,308,736
Put Options - 2.5%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $600.48(b)(c)(d)	249,906,784	3,664	6,038,272
TOTAL PURCHASED OPTIONS (Cost $237,179,249)			252,347,008
TOTAL INVESTMENTS - 105.8% (Cost $237,179,249)			$252,347,008
Money Market Deposit Account - 0.3%(e)			734,172
Liabilities in Excess of Other Assets - (6.1)%			(14,579,388)
TOTAL NET ASSETS - 100.0%			$238,501,792

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

235

Innovator U.S. Equity Ultra Buffer ETF - August
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.1)%
Call Options - (5.6)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $705.53(a)(b)	$(249,906,784)	(3,664)	$(13,417,568)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $410.85(a)(b)	(249,906,784)	(3,664)	(1,036,912)
TOTAL WRITTEN OPTIONS (Premiums received $7,259,131)			$(14,454,480)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$252,347,008	105.8%
Written Options	(14,454,480)	(6.1)
Money Market Deposit Account	734,172	0.3
Liabilities in Excess of Other Assets	(124,908)	0.0
	$238,501,792	100.0%

The accompanying notes are an integral part of these financial statements.

236

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.3%(a)
Call Options - 102.3%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.01(b)(c)(d)	$275,074,798	4,033	$272,717,792
Put Options - 0.0%(e)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $572.42(b)(c)(d)	275,074,798	4,033	178,863
TOTAL PURCHASED OPTIONS (Cost $248,522,890)			272,896,655
TOTAL INVESTMENTS - 102.3% (Cost $248,522,890)			$272,896,655
Money Market Deposit Account - 0.4%(f)			943,447
Liabilities in Excess of Other Assets - (2.7)%			(7,192,798)
TOTAL NET ASSETS - 100.0%			$266,647,304

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “ MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

237

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (2.6)%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.55(a)(b)	$(275,074,798)	(4,033)	$(6,993,666)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $391.66(a)(b)	(275,074,798)	(4,033)	(16,616)
TOTAL WRITTEN OPTIONS (Premiums received $2,219,654)			$(7,010,282)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$272,896,655	102.3%
Written Options	(7,010,282)	(2.6)
Money Market Deposit Account	943,447	0.4
Liabilities in Excess of Other Assets	(182,516)	(0.1)
	$266,647,304	100.0%

The accompanying notes are an integral part of these financial statements.

238

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.7%(a)
Call Options - 104.2%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.01(b)(c)(d)	$178,767,926	2,621	$176,836,249
Put Options - 0.5%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $571.73(b)(c)(d)	178,767,926	2,621	864,930
TOTAL PURCHASED OPTIONS (Cost $161,575,353)			177,701,179
TOTAL INVESTMENTS - 104.7% (Cost $161,575,353)			$177,701,179
Money Market Deposit Account - 0.4%(e)			607,606
Liabilities in Excess of Other Assets - (5.1)%			(8,561,023)
TOTAL NET ASSETS - 100.0%			$169,747,762

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

239

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (4.9)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.35(a)(b)	$(178,767,926)	(2,621)	$(8,311,191)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $391.18(a)(b)	(178,767,926)	(2,621)	(138,913)
TOTAL WRITTEN OPTIONS (Premiums received $2,539,456)			$(8,450,104)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$177,701,179	104.7%
Written Options	(8,450,104)	(5.0)
Money Market Deposit Account	607,606	0.4
Liabilities in Excess of Other Assets	(110,919)	(0.1)
	$169,747,762	100.0%

The accompanying notes are an integral part of these financial statements.

240

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%(a)
Call Options - 105.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.85(b)(c)(d)	$216,554,050	3,175	$214,133,779
Put Options - 0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78(b)(c)(d)	216,554,050	3,175	444,405
TOTAL PURCHASED OPTIONS (Cost $191,809,004)			214,578,184
TOTAL INVESTMENTS - 105.8% (Cost $191,809,004)			$214,578,184
Money Market Deposit Account - 0.3%(e)			655,752
Liabilities in Excess of Other Assets - (6.1)%			(12,343,467)
TOTAL NET ASSETS - 100.0%			$202,890,469

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

241

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.0)%
Call Options - (6.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $655.35(a)(b)	$(216,554,050)	(3,175)	$(12,154,186)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $380.95(a)(b)	(216,554,050)	(3,175)	(54,832)
TOTAL WRITTEN OPTIONS (Premiums received $4,798,837)			$(12,209,018)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$214,578,184	105.8%
Written Options	(12,209,018)	(6.0)
Money Market Deposit Account	655,752	0.3
Liabilities in Excess of Other Assets	(134,449)	(0.1)
	$202,890,469	100.0%

The accompanying notes are an integral part of these financial statements.

242

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.7%(a)
Call Options - 104.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.17(b)(c)(d)	$229,172,160	3,360	$225,899,151
Put Options - 2.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96(b)(c)(d)	229,172,160	3,360	4,269,619
TOTAL PURCHASED OPTIONS (Cost $212,530,325)			230,168,770
TOTAL INVESTMENTS - 106.7% (Cost $212,530,325)			$230,168,770
Money Market Deposit Account - 0.3%(e)			704,252
Liabilities in Excess of Other Assets - (7.0)%			(15,090,753)
TOTAL NET ASSETS - 100.0%			$215,782,269

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

243

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.9)%
Call Options - (6.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $688.96(a)(b)	$(229,172,160)	(3,360)	$(14,147,179)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $401.60(a)(b)	(229,172,160)	(3,360)	(800,285)
TOTAL WRITTEN OPTIONS (Premiums received $6,753,290)			$(14,947,464)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$230,168,770	106.7%
Written Options	(14,947,464)	(6.9)
Money Market Deposit Account	704,252	0.3
Liabilities in Excess of Other Assets	(143,289)	(0.1)
	$215,782,269	100.0%

The accompanying notes are an integral part of these financial statements.

244

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.6%(a)
Call Options - 108.3%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.88(b)(c)(d)	$157,692,272	2,312	$155,887,987
Put Options - 1.3%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $559.92(b)(c)(d)	157,692,272	2,312	1,906,660
TOTAL PURCHASED OPTIONS (Cost $142,463,459)			157,794,647
TOTAL INVESTMENTS - 109.6% (Cost $142,463,459)			$157,794,647
Money Market Deposit Account - 0.3%(e)			482,737
Liabilities in Excess of Other Assets - (9.9)%			(14,304,733)
TOTAL NET ASSETS - 100.0%			$143,972,651

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

245

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.9)%
Call Options - (9.6)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $658.82(a)(b)	$(157,692,272)	(2,312)	$(13,811,032)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $383.10(a)(b)	(157,692,272)	(2,312)	(398,589)
TOTAL WRITTEN OPTIONS (Premiums received $6,026,595)			$(14,209,621)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$157,794,647	109.6%
Written Options	(14,209,621)	(9.9)
Money Market Deposit Account	482,737	0.3
Liabilities in Excess of Other Assets	(95,112)	0.0
	$143,972,651	100.0%

The accompanying notes are an integral part of these financial statements.

246

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.6%(a)
Call Options - 105.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.93(b)(c)(d)	$193,568,628	2,838	$191,581,177
Put Options - 0.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $564.47(b)(c)(d)	193,568,628	2,838	1,230,727
TOTAL PURCHASED OPTIONS (Cost $170,845,714)			192,811,904
TOTAL INVESTMENTS - 106.6% (Cost $170,845,714)			$192,811,904
Money Market Deposit Account - 0.3%(e)			576,218
Liabilities in Excess of Other Assets - (6.9)%			(12,501,387)
TOTAL NET ASSETS - 100.0%			$180,886,735

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

247

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.8)%
Call Options - (6.7)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $663.88(a)(b)	$(193,568,628)	(2,838)	$(12,158,503)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $386.22(a)(b)	(193,568,628)	(2,838)	(218,752)
TOTAL WRITTEN OPTIONS (Premiums received $4,095,848)			$(12,377,255)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$192,811,904	106.6%
Written Options	(12,377,255)	(6.8)
Money Market Deposit Account	576,218	0.3
Liabilities in Excess of Other Assets	(124,132)	(0.1)
	$180,886,735	100.0%

The accompanying notes are an integral part of these financial statements.

248

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.8%(a)
Call Options - 113.0%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.53(b)(c)(d)	$66,978,292	982	$66,210,888
Put Options - 0.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $526.81(b)(c)(d)	66,978,292	982	486,660
TOTAL PURCHASED OPTIONS (Cost $56,516,679)			66,697,548
TOTAL INVESTMENTS - 113.8% (Cost $56,516,679)			$66,697,548
Money Market Deposit Account - 0.3%(e)			155,545
Liabilities in Excess of Other Assets - (14.1)%			(8,249,077)
TOTAL NET ASSETS - 100.0%			$58,604,016

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

249

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.0)%
Call Options - (13.8)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $624.36(a)(b)	$(66,978,292)	(982)	$(8,104,279)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $360.45(a)(b)	(66,978,292)	(982)	(105,123)
TOTAL WRITTEN OPTIONS (Premiums received $2,309,291)			$(8,209,402)

Percentages are stated as a percent of net assets.
(a) Exchange-traded.
(b) 100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$66,697,548	113.8%
Written Options	(8,209,402)	(14.0)
Money Market Deposit Account	155,545	0.3
Liabilities in Excess of Other Assets	(39,675)	(0.1)
	$58,604,016	100.0%

The accompanying notes are an integral part of these financial statements.

250

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.5%(a)
Call Options - 99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.81(b)(c)(d)	$66,637,262	977	$65,465,839
Put Options - 4.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $647.96(b)(c)(d)	66,637,262	977	2,942,724
TOTAL PURCHASED OPTIONS (Cost $68,412,556)			68,408,563
TOTAL INVESTMENTS - 103.5% (Cost $68,412,556)			$68,408,563
Money Market Deposit Account - 0.3%(e)			228,999
Liabilities in Excess of Other Assets - (3.8)%			(2,515,933)
TOTAL NET ASSETS - 100.0%			$66,121,629

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

251

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.7)%
Call Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $763.91(a)(b)	$(66,637,262)	(977)	$(1,910,035)
Put Options - (0.8)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $443.34(a)(b)	(66,637,262)	(977)	(539,304)
TOTAL WRITTEN OPTIONS (Premiums received $2,445,346)			$(2,449,339)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$68,408,563	103.5%
Written Options	(2,449,339)	(3.7)
Money Market Deposit Account	228,999	0.3
Liabilities in Excess of Other Assets	(66,594)	(0.1)
	$66,121,629	100.0%

The accompanying notes are an integral part of these financial statements.

252

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.4%(a)
Call Options - 100.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.65(b)(c)(d)	$183,133,110	2,685	$180,072,210
Put Options - 3.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87(b)(c)(d)	183,133,110	2,685	6,830,640
TOTAL PURCHASED OPTIONS (Cost $183,237,685)			186,902,850
TOTAL INVESTMENTS - 104.4% (Cost $183,237,685)			$186,902,850
Money Market Deposit Account - 0.3%(e)			538,949
Liabilities in Excess of Other Assets - (4.7)%			(8,363,364)
TOTAL NET ASSETS - 100.0%			$179,078,435

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

253

Innovator U.S. Equity Ultra Buffer ETF - October
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (3.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $739.66(a)(b)	$(183,133,110)	(2,685)	$(6,967,575)
Put Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $433.02(a)(b)	(183,133,110)	(2,685)	(1,278,060)
TOTAL WRITTEN OPTIONS (Premiums received $6,175,837)			$(8,245,635)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$186,902,850	104.4%
Written Options	(8,245,635)	(4.6)
Money Market Deposit Account	538,949	0.3
Liabilities in Excess of Other Assets	(117,729)	(0.1)
	$179,078,435	100.0%

The accompanying notes are an integral part of these financial statements.

254

Innovator U.S. Equity Ultra Buffer ETF - September
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.4%(a)
Call Options - 102.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.44(b)(c)(d)	$237,902,528	3,488	$234,625,168
Put Options - 2.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $612.80(b)(c)(d)	237,902,528	3,488	6,785,869
TOTAL PURCHASED OPTIONS (Cost $231,283,555)			241,411,037
TOTAL INVESTMENTS - 105.4% (Cost $231,283,555)			$241,411,037
Money Market Deposit Account - 0.3%(e)			728,074
Liabilities in Excess of Other Assets - (5.7)%			(13,168,621)
TOTAL NET ASSETS - 100.0%			$228,970,490

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

255

Innovator U.S. Equity Ultra Buffer ETF - September
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (5.2)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $717.17(a)(b)	$(237,902,528)	(3,488)	$(11,776,535)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $419.28(a)(b)	(237,902,528)	(3,488)	(1,240,751)
TOTAL WRITTEN OPTIONS (Premiums received $7,641,129)			$(13,017,286)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$241,411,037	105.4%
Written Options	(13,017,286)	(5.7)
Money Market Deposit Account	728,074	0.3
Liabilities in Excess of Other Assets	(151,335)	0.0
	$228,970,490	100.0%

The accompanying notes are an integral part of these financial statements.

256

INNOVATOR U.S. SMALL CAP 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.9%(a)
Call Options - 100.2%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $0.60(b)(c)(d)	$70,791,125	2,875	$70,293,750
Put Options - 2.7%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $241.96(b)(c)(d)	70,791,125	2,875	1,923,375
TOTAL PURCHASED OPTIONS (Cost $71,910,790)			72,217,125
TOTAL INVESTMENTS - 102.9% (Cost $71,910,790)			$72,217,125
Money Market Deposit Account - 0.1%(e)			80,276
Liabilities in Excess of Other Assets - (3.0)%			(2,108,627)
TOTAL NET ASSETS - 100.0%			$70,188,774

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

257

INNOVATOR U.S. SMALL CAP 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Call Options - (2.3)%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $254.01(a)(b)	$(70,791,125)	(2,875)	$(1,601,375)
Put Options - (0.7)%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $217.76(a)(b)	(70,791,125)	(2,875)	(485,875)
TOTAL WRITTEN OPTIONS (Premiums received $2,428,043)			$(2,087,250)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$72,217,125	102.9%
Written Options	(2,087,250)	(3.0)
Money Market Deposit Account	80,276	0.1
Liabilities in Excess of Other Assets	(21,377)	0.0(a)
	$70,188,774	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

258

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.3%(a)
Call Options - 109.2%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $1.99(b)(c)(d)	$179,477,047	7,289	$177,505,008
Put Options - 1.1%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $199.49(b)(c)(d)	179,477,047	7,289	1,808,765
TOTAL PURCHASED OPTIONS (Cost $153,061,630)			179,313,773
TOTAL INVESTMENTS - 110.3% (Cost $153,061,630)			$179,313,773
Money Market Deposit Account - 0.3%(e)			462,695
Liabilities in Excess of Other Assets - (10.6)%			(17,249,412)
TOTAL NET ASSETS - 100.0%			$162,527,056

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

259

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.5)%
Call Options - (10.1)%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $235.20(a)(b)	$(179,477,047)	(7,289)	$(16,430,864)
Put Options - (0.4)%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $169.57(a)(b)	(179,477,047)	(7,289)	(709,948)
TOTAL WRITTEN OPTIONS (Premiums received $8,875,934)			$(17,140,812)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$179,313,773	110.3%
Written Options	(17,140,812)	(10.5)
Money Market Deposit Account	462,695	0.3
Liabilities in Excess of Other Assets	(108,600)	(0.1)
	$162,527,056	100.0%

The accompanying notes are an integral part of these financial statements.

260

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.1%(a)
Call Options - 104.6%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $2.19(b)(c)(d)	$138,725,982	5,634	$136,878,875
Put Options - 3.5%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $219.39(b)(c)(d)	138,725,982	5,634	4,547,934
TOTAL PURCHASED OPTIONS (Cost $130,490,764)			141,426,809
TOTAL INVESTMENTS - 108.1% (Cost $130,490,764)			$141,426,809
Money Market Deposit Account - 0.3%(e)			381,218
Liabilities in Excess of Other Assets - (8.4)%			(11,027,740)
TOTAL NET ASSETS - 100.0%			$130,780,287

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

261

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.4)%
Call Options - (7.0)%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $257.30(a)(b)	$(138,725,982)	(5,634)	$(9,104,938)
Put Options - (1.4)%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $186.48(a)(b)	(138,725,982)	(5,634)	(1,836,628)
TOTAL WRITTEN OPTIONS (Premiums received $7,221,458)			$(10,941,566)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$141,426,809	108.1%
Written Options	(10,941,566)	(8.4)
Money Market Deposit Account	381,218	0.3
Liabilities in Excess of Other Assets	(86,174)	0.0
	$130,780,287	100.0%

The accompanying notes are an integral part of these financial statements.

262

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.8%(a)
Call Options - 98.3%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $2.42(b)(c)(d)	$74,361,460	3,020	$73,582,300
Put Options - 1.5%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $241.87(b)(c)(d)	74,361,460	3,020	1,141,560
TOTAL PURCHASED OPTIONS (Cost $75,925,184)			74,723,860
TOTAL INVESTMENTS - 99.8% (Cost $75,925,184)			$74,723,860
Money Market Deposit Account - 0.4%(e)			273,749
Liabilities in Excess of Other Assets - (0.2)%			(104,920)
TOTAL NET ASSETS - 100.0%			$74,892,689

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

263

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.0)%(a)
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $283.88(b)(c)	$(74,361,460)	(3,020)	$(21,140)
Put Options - (0.1)%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $205.59(b)(c)	(74,361,460)	(3,020)	(60,400)
TOTAL WRITTEN OPTIONS (Premiums received $2,367,476)			$(81,540)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$74,723,860	99.8%
Written Options	(81,540)	(0.1)
Money Market Deposit Account	273,749	0.4
Liabilities in Excess of Other Assets	(23,380)	(0.1)(a)
	$74,892,689	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

264

Innovator U.S. Small Cap Power Buffer ETF - February
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.7%(a)
Call Options - 100.0%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $2.26(b)(c)(d)	$42,499,298	1,726	$42,010,823
Put Options - 1.7%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $226.48(b)(c)(d)	42,499,298	1,726	722,969
TOTAL PURCHASED OPTIONS (Cost $41,770,953)			42,733,792
TOTAL INVESTMENTS - 101.7% (Cost $41,770,953)			$42,733,792
Money Market Deposit Account - 0.4%(e)			168,801
Liabilities in Excess of Other Assets - (2.1)%			(881,608)
TOTAL NET ASSETS - 100.0%			$ 42,020,985

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

265

Innovator U.S. Small Cap Power Buffer ETF - February
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.0)%
Call Options - (1.6)%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $266.34(a)(b)	$(42,499,298)	(1,726)	$(686,361)
Put Options - (0.4)%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $192.51(a)(b)	(42,499,298)	(1,726)	(167,267)
TOTAL WRITTEN OPTIONS (Premiums received $899,933)			$ (853,628)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$42,733,792	101.7%
Written Options	(853,628)	(2.0)
Money Market Deposit Account	168,801	0.4
Liabilities in Excess of Other Assets	(27,980)	(0.1)
	$42,020,985	100.0%

The accompanying notes are an integral part of these financial statements.

266

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.5%(a)
Call Options - 100.7%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $2.21(b)(c)(d)	$289,172,512	11,744	$285,586,247
Put Options - 0.8%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $220.96(b)(c)(d)	289,172,512	11,744	2,462,247
TOTAL PURCHASED OPTIONS (Cost $272,191,931)			288,048,494
TOTAL INVESTMENTS - 101.5% (Cost $272,191,931)			$288,048,494
Money Market Deposit Account - 0.3%(e)			818,952
Liabilities in Excess of Other Assets - (1.8)%			(5,195,758)
TOTAL NET ASSETS - 100.0%			$283,671,688

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

267

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.8)%
Call Options - (1.6)%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $259.52(a)(b)	$(289,172,512)	(11,744)	$(4,486,913)
Put Options - (0.2)%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $187.82(a)(b)	(289,172,512)	(11,744)	(520,024)
TOTAL WRITTEN OPTIONS (Premiums received $15,324,250)			$(5,006,937)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$288,048,494	101.5%
Written Options	(5,006,937)	(1.8)
Money Market Deposit Account	818,952	0.3
Liabilities in Excess of Other Assets	(188,821)	0.0
	$283,671,688	100.0%

The accompanying notes are an integral part of these financial statements.

268

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.2%(a)
Call Options - 105.3%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $2.16(b)(c)(d)	$169,677,093	6,891	$167,338,081
Put Options - 2.9%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $215.79(b)(c)(d)	169,677,093	6,891	4,596,297
TOTAL PURCHASED OPTIONS (Cost $156,497,606)			171,934,378
TOTAL INVESTMENTS - 108.2% (Cost $156,497,606)			$171,934,378
Money Market Deposit Account - 0.3%(e)			452,881
Liabilities in Excess of Other Assets - (8.5)%			(13,447,407)
TOTAL NET ASSETS - 100.0%			$158,939,852

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

269

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.4)%
Call Options - (7.3)%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $252.79(a)(b)	$(169,677,093)	(6,891)	$(11,539,324)
Put Options - (1.1)%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $183.42(a)(b)	(169,677,093)	(6,891)	(1,803,375)
TOTAL WRITTEN OPTIONS (Premiums received $8,927,629)			$(13,342,699)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$171,934,378	108.2%
Written Options	(13,342,699)	(8.4)
Money Market Deposit Account	452,881	0.3
Liabilities in Excess of Other Assets	(104,708)	(0.1)
	$158,939,852	100.0%

The accompanying notes are an integral part of these financial statements.

270

Innovator U.S. Small Cap Power Buffer ETF - June
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.7%(a)
Call Options - 108.8%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $2.05(b)(c)(d)	$21,988,339	893	$21,742,951
Put Options - 1.9%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $205.07(b)(c)(d)	21,988,339	893	378,168
TOTAL PURCHASED OPTIONS (Cost $19,251,981)			22,121,119
TOTAL INVESTMENTS - 110.7% (Cost $19,251,981)			$22,121,119
Money Market Deposit Account - 0.3%(e)			57,338
Liabilities in Excess of Other Assets - (11.0)%			(2,199,594)
TOTAL NET ASSETS - 100.0%			$19,978,863

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

271

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.9)%
Call Options - (10.2)%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $239.85(a)(b)	$(21,988,339)	(893)	$(2,033,486)
Put Options - (0.7)%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $174.31(a)(b)	(21,988,339)	(893)	(152,185)
TOTAL WRITTEN OPTIONS (Premiums received $1,119,600)			$(2,185,671)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$22,121,119	110.7%
Written Options	(2,185,671)	(10.9)
Money Market Deposit Account	57,338	0.3
Liabilities in Excess of Other Assets	(13,923)	(0.1)
	$19,978,863	100.0%

The accompanying notes are an integral part of these financial statements.

272

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.7%(a)
Call Options - 103.3%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $2.15(b)(c)(d)	$12,483,861	507	$12,350,991
Put Options - 1.4%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $214.65(b)(c)(d)	12,483,861	507	165,642
TOTAL PURCHASED OPTIONS (Cost $11,263,998)			12,516,633
TOTAL INVESTMENTS - 104.7% (Cost $11,263,998)			$12,516,633
Money Market Deposit Account - 0.4%(e)			47,604
Liabilities in Excess of Other Assets - (5.1)%			(605,339)
TOTAL NET ASSETS - 100.0%			$11,958,898

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

273

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (4.6)%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $252.32(a)(b)	$(12,483,861)	(507)	$(545,218)
Put Options - (0.4)%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $182.45(a)(b)	(12,483,861)	(507)	(51,237)
TOTAL WRITTEN OPTIONS (Premiums received $561,515)			$(596,455)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$12,516,633	104.7%
Written Options	(596,455)	(5.0)
Money Market Deposit Account	47,604	0.4
Liabilities in Excess of Other Assets	(8,884)	(0.1)
	$11,958,898	100.0%

The accompanying notes are an integral part of these financial statements.

274

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.6%(a)
Call Options - 111.4%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $1.95(b)(c)(d)	$22,751,652	924	$22,499,187
Put Options - 1.2%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $194.86(b)(c)(d)	22,751,652	924	243,345
TOTAL PURCHASED OPTIONS (Cost $19,808,150)			22,742,532
TOTAL INVESTMENTS - 112.6% (Cost $19,808,150)			$22,742,532
Money Market Deposit Account - 0.4%(e)			78,890
Liabilities in Excess of Other Assets - (13.0)%			(2,620,379)
TOTAL NET ASSETS - 100.0%			$20,201,043

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

275

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.9)%
Call Options - (12.4)%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $230.95(a)(b)	$(22,751,652)	(924)	$(2,503,190)
Put Options - (0.5)%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $165.63(a)(b)	(22,751,652)	(924)	(103,895)
TOTAL WRITTEN OPTIONS (Premiums received $1,206,936)			$(2,607,085)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$22,742,532	112.6%
Written Options	(2,607,085)	(12.9)
Money Market Deposit Account	78,890	0.4
Liabilities in Excess of Other Assets	(13,294)	(0.1)
	$20,201,043	100.0%

The accompanying notes are an integral part of these financial statements.

276

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.3%(a)
Call Options - 98.6%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $2.46(b)(c)(d)	$18,442,627	749	$18,057,641
Put Options - 7.7%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $246.23(b)(c)(d)	18,442,627	749	1,404,375
TOTAL PURCHASED OPTIONS (Cost $19,463,550)			19,462,016
TOTAL INVESTMENTS - 106.3% (Cost $19,463,550)			$19,462,016
Money Market Deposit Account - 0.4%(e)			65,871
Liabilities in Excess of Other Assets - (6.7)%			(1,223,467)
TOTAL NET ASSETS - 100.0%			$18,304,420

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

277

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.6)%
Call Options - (3.4)%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $291.22(a)(b)	$(18,442,627)	(749)	$(615,678)
Put Options - (3.2)%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $209.30(a)(b)	(18,442,627)	(749)	(595,455)
TOTAL WRITTEN OPTIONS (Premiums received $1,209,599)			$(1,211,133)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$19,462,016	106.3%
Written Options	(1,211,133)	(6.6)
Money Market Deposit Account	65,871	0.4
Liabilities in Excess of Other Assets	(12,334)	(0.1)
	$18,304,420	100.0%

The accompanying notes are an integral part of these financial statements.

278

Innovator U.S. Small Cap Power Buffer ETF - October
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.3%(a)
Call Options - 99.6%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $2.42(b)(c)(d)	$138,676,736	5,632	$136,591,432
Put Options - 6.7%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $241.96(b)(c)(d)	138,676,736	5,632	9,145,523
TOTAL PURCHASED OPTIONS (Cost $143,545,825)			145,736,955
TOTAL INVESTMENTS - 106.3% (Cost $143,545,825)			$145,736,955
Money Market Deposit Account - 0.3%(e)			401,470
Liabilities in Excess of Other Assets - (6.6)%			(9,055,737)
TOTAL NET ASSETS - 100.0%			$137,082,688

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

279

Innovator U.S. Small Cap Power Buffer ETF - October
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.5)%
Call Options - (3.8)%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $283.53(a)(b)	$(138,676,736)	(5,632)	$(5,169,782)
Put Options - (2.7)%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $205.67(a)(b)	(138,676,736)	(5,632)	(3,798,784)
TOTAL WRITTEN OPTIONS (Premiums received $8,485,782)			$(8,968,566)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$145,736,955	106.3%
Written Options	(8,968,566)	(6.5)
Money Market Deposit Account	401,470	0.3
Liabilities in Excess of Other Assets	(87,171)	(0.1)
	$137,082,688	100.0%

The accompanying notes are an integral part of these financial statements.

280

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.3%(a)
Call Options - 100.9%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $2.35(b)(c)(d)	$30,458,651	1,237	$30,060,844
Put Options - 5.4%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $235.17(b)(c)(d)	30,458,651	1,237	1,610,191
TOTAL PURCHASED OPTIONS (Cost $30,687,085)			31,671,035
TOTAL INVESTMENTS - 106.3% (Cost $30,687,085)			$31,671,035
Money Market Deposit Account - 0.3%(e)			94,274
Liabilities in Excess of Other Assets - (6.6)%			(1,971,953)
TOTAL NET ASSETS - 100.0%			$29,793,356

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

281

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.5)%
Call Options - (4.3)%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $275.62(a)(b)	$(30,458,651)	(1,237)	$(1,302,944)
Put Options - (2.2)%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $199.89(a)(b)	(30,458,651)	(1,237)	(648,387)
TOTAL WRITTEN OPTIONS (Premiums received $1,672,578)			$(1,951,331)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$31,671,035	106.3%
Written Options	(1,951,331)	(6.5)
Money Market Deposit Account	94,274	0.3
Liabilities in Excess of Other Assets	(20,622)	(0.1)
	$29,793,356	100.0%

The accompanying notes are an integral part of these financial statements.

282

INNOVATOR UNCAPPED BITCOIN 20 FLOOR ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.2%(a)
Call Options - 19.2%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 12/31/2025; Exercise Price: $216.42(b)(c)(d)	$20,914,088	806	$4,031,112
TOTAL PURCHASED OPTIONS (Cost $5,062,704)			4,031,112

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 82.5%
3.86%, 12/30/2025(e)	$17,396,600	17,290,650
TOTAL U.S. TREASURY BILLS (Cost $17,287,444)		17,290,650
TOTAL INVESTMENTS - 101.7% (Cost $22,350,148)		$21,321,762
Money Market Deposit Account - 0.0%(f)		6,967
Liabilities in Excess of Other Assets - (1.7)%		(358,583)
TOTAL NET ASSETS - 100.0%		$20,970,146

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of October 31, 2025.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2025 was 3.70%.

The accompanying notes are an integral part of these financial statements.

283

INNOVATOR UNCAPPED BITCOIN 20 FLOOR ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Call Options - (1.7)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 12/31/2025; Exercise Price: $270.53(a)(b)	$(5,993,988)	(231)	$(346,948)
TOTAL WRITTEN OPTIONS (Premiums received $588,812)			$(346,948)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2025
(% of Net Assets)

Purchased Options	$4,031,112	19.2%
Written Options	(346,948)	(1.7)
U.S. Treasury Bills	17,290,650	82.5
Money Market Deposit Account	6,967	0.0
Liabilities in Excess of Other Assets	(11,635)	0.0
	$20,970,146	100.0%

The accompanying notes are an integral part of these financial statements.

284

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator Defined Wealth Shield ETF	Innovator Emerging Markets 10 Buffer ETF - Quarterly	Innovator Emerging Markets Power Buffer ETF - April
ASSETS:
Investments, at value	$31,537,579	$28,638,491	$1,940,368,385	$16,068,543	$86,984,643
Cash - interest bearing deposit account	34,159	62,762	2,472,147	18,825	137,597
Deposit at broker for other investments	199	177	473	194	199
Interest receivable	87	235	7,906	44	447
Total assets	31,572,024	28,701,665	1,942,848,911	16,087,606	87,122,886
LIABILITIES:
Written option contracts, at value	5,752	299,411	56,000,911	442,654	10,014,574
Payable to adviser	13,633	19,327	1,068,313	11,212	59,621
Broker Commissions on in-kind transactions payable	1,250	—	5,472	—	133
Total liabilities	20,635	318,738	57,074,696	453,866	10,074,328
NET ASSETS	$ 31,551,389	$28,382,927	$1,885,774,215	$15,633,740	$77,048,558
Net Assets Consists of:
Paid-in capital	$39,219,831	$33,241,181	$1,970,519,207	$16,086,191	$77,900,691
Total distributable earnings/ (accumulated losses)	(7,668,442)	(4,858,254)	(84,744,992)	(452,451)	(852,133)
Total net assets	$ 31,551,389	$28,382,927	$1,885,774,215	$15,633,740	$77,048,558
Net assets	$31,551,389	$28,382,927	$1,885,774,215	$15,633,740	$77,048,558
Shares issued and outstanding(a)	1,550,000	1,400,000	57,125,000	550,000	2,625,000
Net asset value per share	$20.36	$20.27	$33.01	$28.42	$29.35
Cost:
Investments, at cost	$31,851,776	$28,525,014	$1,912,234,874	$15,751,099	$72,153,709
Proceeds:
Written options premium received	$10,591	$717,808	$41,678,005	$319,660	$2,911,785

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

285

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October	Innovator Equity Defined Protection ETF - 1 Yr April	Innovator Equity Defined Protection ETF - 1 Yr August
ASSETS:
Investments, at value	$115,000,216	$159,827,930	$110,758,355	$45,397,200	$127,699,474
Cash - interest bearing deposit account	195,903	279,324	194,282	110,516	260,539
Deposit at broker for other investments	197	118	198	501	205
Interest receivable	659	924	598	405	861
Broker Commissions on in-kind transactions receivable	—	—	—	49
Receivable for investments sold	—	16,408	—	—	—
Total assets	115,196,975	160,124,704	110,953,433	45,508,671	127,961,079
LIABILITIES:
Written option contracts, at value	14,896,961	11,716,819	4,957,516	6,531,009	9,822,195
Payable to adviser	76,694	111,770	74,267	26,496	79,474
Broker Commissions on in-kind transactions payable	232	126	634	—	60
Payable for investments purchased	—	1,205	—	—	—
Total liabilities	14,973,887	11,829,920	5,032,417	6,557,505	9,901,729
NET ASSETS	$ 100,223,088	$148,294,784	$105,921,016	$38,951,166	$118,059,350
Net Assets Consists of:
Paid-in capital	$99,913,133	$143,435,933	$ 105,799,933	$ 37,558,374	$ 122,294,546
Total distributable earnings	309,955	4,858,851	121,083	1,392,792	(4,235,196)
Total net assets	$ 100,223,088	$148,294,784	$105,921,016	$38,951,166	$118,059,350
Net assets	$100,223,088	$148,294,784	$105,921,016	$38,951,166	$118,059,350
Shares issued and outstanding(a)	3,000,000	5,075,000	3,375,000	1,525,000	4,450,000
Net asset value per share	$33.41	$29.22	$31.38	$25.54	$26.53
Cost:
Investments, at cost	$91,545,795	$145,383,588	$108,458,617	$38,184,701	$120,260,978
Proceeds:
Written options premium received	$3,716,605	$5,566,964	$4,250,089	$957,233	$4,862,213

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

286

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr December	Innovator Equity Defined Protection ETF - 1 Yr February	Innovator Equity Defined Protection ETF - 1 Yr January	Innovator Equity Defined Protection ETF - 1 Yr July	Innovator Equity Defined Protection ETF - 1 Yr June
ASSETS:
Investments, at value	$105,539,342	$126,408,486	$59,881,463	$169,169,558	$60,860,732
Cash - interest bearing deposit account	397,321	368,556	194,679	317,363	155,500
Deposit at broker for other investments	501	600	489	201	611
Interest receivable	1,330	1,015	571	1,117	417
Total assets	105,938,494	126,778,657	60,077,202	169,488,239	61,017,260
LIABILITIES:
Written option contracts, at value	5,926,102	9,395,664	5,284,840	14,974,750	7,114,345
Payable to adviser	68,272	79,653	36,606	104,950	36,451
Broker Commissions on in-kind transactions payable	247	270	—	198	50
Total liabilities	5,994,621	9,475,587	5,321,446	15,079,898	7,150,846
NET ASSETS	$99,943,873	$117,303,070	$54,755,756	$154,408,341	$53,866,414
Net Assets Consists of:
Paid-in capital	$ 100,582,685	$ 114,099,522	$ 52,210,718	$ 157,744,502	$ 52,395,210
Total distributable earnings	(638,812)	3,203,548	2,545,038	(3,336,161)	1,471,204
Total net assets	$99,943,873	$117,303,070	$54,755,756	$154,408,341	$53,866,414
Net assets	$99,943,873	$117,303,070	$54,755,756	$154,408,341	$53,866,414
Shares issued and outstanding(a)	3,925,000	4,675,000	2,025,000	5,350,000	2,025,000
Net asset value per share	$25.46	$25.09	$27.04	$28.86	$26.60
Cost:
Investments, at cost	$99,212,423	$115,260,649	$53,732,702	$156,953,594	$54,871,223
Proceeds:
Written options premium received	$1,094,642	$2,771,435	$2,025,606	$6,628,630	$2,762,743

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

287

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr March	Innovator Equity Defined Protection ETF - 1 Yr May	Innovator Equity Defined Protection ETF - 1 Yr November	Innovator Equity Defined Protection ETF - 1 Yr October	Innovator Equity Defined Protection ETF - 1 Yr September
ASSETS:
Investments, at value	$105,134,172	$43,301,373	$47,906,775	$138,450,158	$159,613,595
Cash - interest bearing deposit account	268,044	70,350	174,894	300,584	366,607
Deposit at broker for other investments	501	501	488	200	199
Interest receivable	951	267	560	912	1,148
Receivable for investments sold	—	—	53,235,666	—	—
Total assets	105,403,668	43,372,491	101,318,383	138,751,854	159,981,549
LIABILITIES:
Written option contracts, at value	9,463,064	6,852,137	2,308,500	7,934,504	11,563,068
Payable to adviser	65,245	25,046	31,566	77,457	100,081
Broker Commissions on in-kind transactions payable	223	49	1,818	1,485	240
Payable for investments purchased	—	—	53,238,203	—	—
Total liabilities	9,528,532	6,877,232	55,580,087	8,013,446	11,663,389
NET ASSETS	$95,875,136	$36,495,259	$45,738,296	$130,738,408	$148,318,160
Net Assets Consists of:
Paid-in capital	$ 91,944,001	$ 35,554,363	$ 51,232,696	$ 136,963,121	$ 154,429,255
Total distributable earnings	3,931,135	940,896	(5,494,400)	(6,224,713)	(6,111,095)
Total net assets	$95,875,136	$36,495,259	$45,738,296	$130,738,408	$148,318,160
Net assets	$95,875,136	$36,495,259	$45,738,296	$130,738,408	$148,318,160
Shares issued and outstanding(a)	3,525,000	1,450,000	1,725,000	4,900,000	5,575,000
Net asset value per share	$27.20	$25.17	$26.51	$26.68	$26.60
Cost:
Investments, at cost	$93,176,484	$37,646,879	$47,909,197	$136,165,740	$152,898,196
Proceeds:
Written options premium received	$2,106,607	$2,286,654	$2,307,289	$6,203,611	$6,502,840

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

288

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2026	Innovator Equity Defined Protection ETF - 2 Yr to April 2027	Innovator Equity Defined Protection ETF - 2 Yr to January 2026	Innovator Equity Defined Protection ETF - 2 Yr to January 2027	Innovator Equity Defined Protection ETF - 2 Yr to July 2026
ASSETS:
Investments, at value	$65,512,946	$11,985,605	$53,378,540	$41,241,467	$68,394,544
Cash - interest bearing deposit account	227,431	42,367	196,462	164,957	242,529
Deposit at broker for other investments	199	490	199	511	199
Receivable for investments sold	1,617,604	—	—	—	—
Interest receivable	818	151	540	513	875
Receivable for transaction fee	421	—	—	—	—
Total assets	67,359,419	12,028,613	53,575,741	41,407,448	68,638,147
LIABILITIES:
Written option contracts, at value	8,187,166	1,748,971	10,724,725	4,094,691	7,507,583
Payable for capital shares redeemed	1,403,100	—	—	—	—
Payable for investments purchased	202,152	—	—	—	—
Payable to adviser	39,419	6,889	29,072	24,968	40,907
Broker Commissions on in-kind transactions payable	72	198	78	—	144
Total liabilities	9,831,909	1,756,058	10,753,875	4,119,659	7,548,634
NET ASSETS	$ 57,527,510	$10,272,555	$42,821,866	$37,287,789	$61,089,513
Net Assets Consists of:
Paid-in capital	$ 52,297,268	$ 9,712,964	$ 40,722,790	$ 35,941,947	$56,613,944
Total distributable earnings	5,230,242	559,591	2,099,076	1,345,842	4,475,569
Total net assets	$ 57,527,510	$10,272,555	$42,821,866	$37,287,789	$61,089,513
Net assets	$57,527,510	$10,272,555	$42,821,866	$37,287,789	$61,089,513
Shares issued and outstanding(a)	2,050,000	400,000	1,550,000	1,375,000	2,125,000
Net asset value per share	$28.06	$25.68	$27.63	$27.12	$28.75
Cost:
Investments, at cost	$53,358,231	$10,161,707	$41,116,329	$37,059,584	$57,264,932
Proceeds:
Written options premium received	$1,973,547	$530,655	$1,572,149	$1,546,394	$2,051,794

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

289

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2027	Innovator Equity Defined Protection ETF - 2 Yr to October 2026	Innovator Equity Defined Protection ETF - 2 Yr to October 2027	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
ASSETS:
Investments, at value	$186,390,327	$81,905,700	$11,349,075	$105,311,480	$260,425,895
Cash - interest bearing deposit account	284,112	281,109	29,093	154,502	328,655
Deposit at broker for other investments	199	199	500	200	199
Interest receivable	968	973	79	455	1,056
Total assets	186,675,606	82,187,981	11,378,747	105,466,637	260,755,805
LIABILITIES:
Written option contracts, at value	18,774,244	9,725,532	823,963	4,579,561	19,449,780
Payable to adviser	113,071	50,344	5,456	61,282	161,828
Broker Commissions on in-kind transactions payable	67	297	68	1,389	66
Total liabilities	18,887,382	9,776,173	829,487	4,642,232	19,611,674
NET ASSETS	$ 167,788,224	$72,411,808	$10,549,260	$100,824,405	$241,144,131
Net Assets Consists of:
Paid-in capital	$194,645,964	$ 69,037,693	$ 10,513,552	$ 102,968,821	$ 249,827,658
Total distributable earnings	(26,857,740)	3,374,115	35,708	(2,144,416)	(8,683,527)
Total net assets	$ 167,788,224	$72,411,808	$10,549,260	$100,824,405	$241,144,131
Net assets	$167,788,224	$72,411,808	$10,549,260	$100,824,405	$241,144,131
Shares issued and outstanding(a)	5,700,000	2,750,000	400,000	3,875,000	8,375,000
Net asset value per share	$29.44	$26.33	$26.37	$26.02	$28.79
Cost:
Investments, at cost	$172,522,081	$71,845,437	$11,155,937	$103,592,699	$242,764,500
Proceeds:
Written options premium received	$9,199,845	$3,819,075	$671,911	$3,305,988	$7,585,606

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

290

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - July	Innovator Equity Dual Directional 10 Buffer ETF - November	Innovator Equity Dual Directional 10 Buffer ETF - October	Innovator Equity Dual Directional 10 Buffer ETF - September	Innovator Equity Dual Directional 15 Buffer ETF - July
ASSETS:
Investments, at value	$126,253,019	$1,360,954	$64,456,727	$28,279,438	$105,404,489
Cash - interest bearing deposit account	443,843	—	186,613	63,642	287,220
Deposit at broker for other investments	488	—	500	501	501
Interest receivable	1,429	—	432	233	1,052
Receivable for investments sold	—	415,439	—	—	—
Receivable for fund shares sold	—	947,500	—	—	—
Receivable for transaction fee	—	947	—	—	—
Total assets	126,698,779	2,724,840	64,644,272	28,343,814	105,693,262
LIABILITIES:
Written option contracts, at value	23,959,426	415,674	17,555,578	6,725,065	22,501,906
Payable to adviser	68,327	—	19,958	14,348	58,221
Broker Commissions on in-kind transactions payable	1,092	—	7,332	312	4,104
Payable for investments purchased	—	1,361,189	—	—	—
Total liabilities	24,028,845	1,776,863	17,582,868	6,739,725	22,564,231
NET ASSETS	$ 102,669,934	$947,977	$47,061,404	$21,604,089	$83,129,031
Net Assets Consists of:
Paid-in capital	$ 101,027,205	$ 948,447	$ 46,729,857	$ 21,171,703	$ 82,448,030
Total distributable earnings/ (accumulated losses)	1,642,729	(470)	331,547	432,386	681,001
Total net assets	$ 102,669,934	$947,977	$47,061,404	$21,604,089	$83,129,031
Net assets	$102,669,934	$947,977	$47,061,404	$21,604,089	$83,129,031
Shares issued and outstanding(a)	4,975,000	50,000	2,200,000	1,025,000	4,100,000
Net asset value per share	$20.64	$18.96	$21.39	$21.08	$20.28
Cost:
Investments, at cost	$131,435,314	$1,361,189	$64,955,058	$28,457,286	$111,981,426
Proceeds:
Written options premium received	$31,156,064	$415,439	$18,404,981	$7,357,743	$29,978,514

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

291

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - November	Innovator Equity Dual Directional 15 Buffer ETF - October	Innovator Equity Dual Directional 15 Buffer ETF - September	Innovator Growth Accelerated ETF - Quarterly	Innovator Growth Accelerated Plus ETF - April
ASSETS:
Investments, at value	$1,407,798	$171,412,240	$74,490,957	$66,494,666	$54,805,245
Cash - interest bearing deposit account	—	488,230	234,299	98,894	105,926
Deposit at broker for other investments	—	500	500	199	212
Receivable for fund shares sold	947,500	533,343	—	—	—
Receivable for investments sold	462,206	223,422	—	—	—
Receivable for transaction fee	1,137	640	—	—	—
Interest receivable	—	1,176	813	198	357
Total assets	2,818,641	172,659,551	74,726,569	66,593,957	54,911,740
LIABILITIES:
Written option contracts, at value	462,532	50,759,016	19,258,747	4,949,847	24,002,131
Payable for investments purchased	1,408,124	755,306	—	—	—
Payable to adviser	—	55,213	35,270	40,967	21,202
Broker Commissions on in-kind transactions payable	—	20,736	1,080	394	197
Total liabilities	1,870,656	51,590,271	19,295,097	4,991,208	24,023,530
NET ASSETS	$947,985	$121,069,280	$55,431,472	$61,602,749	$30,888,210
Net Assets Consists of:
Paid-in capital	$ 948,637	$ 120,393,776	$ 54,658,413	$ 61,692,566	$ 35,395,800
Total distributable earnings/ (accumulated losses)	(652)	675,504	773,059	(89,817)	(4,507,590)
Total net assets	$947,985	$121,069,280	$55,431,472	$61,602,749	$30,888,210
Net assets	$947,985	$121,069,280	$55,431,472	$61,602,749	$30,888,210
Shares issued and outstanding(a)	50,000	5,675,000	2,650,000	1,575,000	700,000
Net asset value per share	$18.96	$21.33	$20.92	$39.11	$44.13
Cost:
Investments, at cost	$1,408,124	$172,875,750	$75,123,492	$62,099,337	$36,017,001
Proceeds:
Written options premium received	$462,206	$52,952,066	$21,068,303	$2,538,753	$7,770,392

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

292

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - August
ASSETS:
Investments, at value	$36,313,980	$34,118,505	$18,653,275	$249,556,145	$91,343,428
Cash - interest bearing deposit account	84,229	91,921	46,202	621,227	295,326
Deposit at broker for other investments	200	163	200	200	202
Interest receivable	233	298	182	2,082	949
Total assets	36,398,642	34,210,887	18,699,859	250,179,654	91,639,905
LIABILITIES:
Written option contracts, at value	11,455,879	9,948,195	4,215,946	43,087,634	7,931,983
Payable to adviser	18,759	16,067	8,879	141,431	56,522
Broker Commissions on in-kind transactions payable	295	—	—	492	79
Total liabilities	11,474,933	9,964,262	4,224,825	43,229,557	7,988,584
NET ASSETS	$24,923,709	$24,246,625	$14,475,034	$206,950,097	$83,651,321
Net Assets Consists of:
Paid-in capital	$ 37,697,038	$ 28,061,584	$ 22,611,631	$ 233,601,305	$ 82,456,767
Total distributable earnings/ (accumulated losses)	(12,773,329)	(3,814,959)	(8,136,597)	(26,651,208)	1,194,554
Total net assets	$24,923,709	$24,246,625	$14,475,034	$206,950,097	$83,651,321
Net assets	$24,923,709	$24,246,625	$14,475,034	$206,950,097	$83,651,321
Shares issued and outstanding(a)	850,000	625,000	425,000	3,900,000	2,850,000
Net asset value per share	$29.32	$38.79	$34.06	$53.06	$29.35
Cost:
Investments, at cost	$28,095,746	$27,183,310	$17,070,212	$199,486,746	$84,733,841
Proceeds:
Written options premium received	$4,712,572	$4,759,793	$2,966,527	$12,056,700	$4,596,362

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

293

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Growth-100 Power Buffer ETF - December	Innovator Growth-100 Power Buffer ETF - February	Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - June
ASSETS:
Investments, at value	$46,163,933	$50,101,295	$315,949,440	$271,167,123	$79,177,345
Cash - interest bearing deposit account	169,523	137,910	920,980	785,286	211,290
Deposit at broker for other investments	478	489	197	189	199
Interest receivable	804	511	2,976	2,694	730
Receivable for investments sold	—	62,701	4,374,296	—	—
Receivable for transaction fee	—	—	1,213	—	—
Total assets	46,334,738	50,302,906	321,249,102	271,955,292	79,389,564
LIABILITIES:
Written option contracts, at value	3,725,336	4,076,498	26,923,200	24,899,802	9,241,726
Payable to adviser	45,960	31,565	198,079	171,195	48,152
Broker Commissions on in-kind transactions payable	1,548	72	679	689	170
Payable for investments purchased	—	5,105	372,754	—	—
Payable for capital shares redeemed	—	—	4,042,478	—	—
Total liabilities	3,772,844	4,113,240	31,537,190	25,071,686	9,290,048
NET ASSETS	$ 42,561,894	$46,189,666	$289,711,912	$246,883,606	$70,099,516
Net Assets Consists of:
Paid-in capital	$ 39,909,399	$ 42,783,694	$ 321,202,338	$ 275,034,777	$ 66,944,993
Total distributable earnings	2,652,495	3,405,972	(31,490,426)	(28,151,171)	3,154,523
Total net assets	$ 42,561,894	$46,189,666	$289,711,912	$246,883,606	$70,099,516
Net assets	$42,561,894	$46,189,666	$289,711,912	$246,883,606	$70,099,516
Shares issued and outstanding(a)	1,550,000	1,675,000	5,375,000	3,425,000	2,250,000
Net asset value per share	$27.46	$27.58	$53.90	$72.08	$31.16
Cost:
Investments, at cost	$41,101,847	$44,094,248	$273,380,629	$247,067,358	$69,079,446
Proceeds:
Written options premium received	$1,982,800	$2,128,315	$15,169,927	$14,643,708	$4,438,249

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

294

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Growth-100 Power Buffer ETF - March	Innovator Growth-100 Power Buffer ETF - May	Innovator Growth-100 Power Buffer ETF - November	Innovator Growth-100 Power Buffer ETF - October	Innovator Growth-100 Power Buffer ETF - September
ASSETS:
Investments, at value	$32,494,577	$20,382,380	$22,992,525	$274,311,408	$69,591,505
Cash - interest bearing deposit account	120,589	45,811	81,744	746,332	204,870
Deposit at broker for other investments	588	500	501	197	200
Interest receivable	253	171	323	2,110	718
Receivable for investments sold	—	—	25,671,678	65,558	—
Total assets	32,616,007	20,428,862	48,746,771	275,125,605	69,797,293
LIABILITIES:
Written option contracts, at value	3,507,126	3,249,590	1,515,240	21,371,872	6,522,798
Payable to adviser	19,366	11,454	14,297	136,967	43,013
Broker Commissions on in-kind transactions payable	547	—	1,239	1,082	512
Payable for investments purchased	—	—	25,647,834	5,112	—
Total liabilities	3,527,039	3,261,044	27,178,610	21,515,033	6,566,323
NET ASSETS	$ 29,088,968	$17,167,818	$21,568,161	$253,610,572	$63,230,970
Net Assets Consists of:
Paid-in capital	$ 26,528,588	$ 16,309,563	$ 23,981,667	$ 284,661,750	$ 64,148,406
Total distributable earnings	2,560,380	858,255	(2,413,506)	(31,051,178)	(917,436)
Total net assets	$ 29,088,968	$17,167,818	$21,568,161	$253,610,572	$63,230,970
Net assets	$29,088,968	$17,167,818	$21,568,161	$253,610,572	$63,230,970
Shares issued and outstanding(a)	1,000,000	625,000	750,000	4,395,000	2,175,000
Net asset value per share	$29.09	$27.47	$28.76	$57.70	$29.07
Cost:
Investments, at cost	$27,585,827	$17,361,686	$22,993,763	$266,421,959	$65,133,398
Proceeds:
Written options premium received	$1,352,500	$1,154,970	$1,514,002	$17,127,676	$3,764,582

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

295

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator International Developed 10 Buffer ETF - Quarterly	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - August	Innovator International Developed Power Buffer ETF - December	Innovator International Developed Power Buffer ETF - February
ASSETS:
Investments, at value	$74,633,948	$239,838,364	$77,194,800	$21,694,005	$27,634,317
Cash - interest bearing deposit account	92,861	500,587	193,899	53,079	69,804
Deposit at broker for other investments	194	198	203	199	199
Interest receivable	275	1,662	585	161	198
Total assets	74,727,278	240,340,811	77,389,487	21,747,444	27,704,518
LIABILITIES:
Written option contracts, at value	958,519	9,961,393	2,796,267	501,213	1,068,779
Payable to adviser	57,044	169,165	52,432	16,600	19,175
Broker Commissions on in-kind transactions payable	3,010	605	109	—	—
Total liabilities	1,018,573	10,131,163	2,848,808	517,813	1,087,954
NET ASSETS	$ 73,708,705	$230,209,648	$74,540,679	$21,229,631	$26,616,564
Net Assets Consists of:
Paid-in capital	$ 74,376,679	$ 226,258,054	$ 74,599,622	$ 18,354,596	$ 24,294,424
Total distributable earnings	(667,974)	3,951,594	(58,943)	2,875,035	2,322,140
Total net assets	$ 73,708,705	$230,209,648	$74,540,679	$21,229,631	$26,616,564
Net assets	$73,708,705	$230,209,648	$74,540,679	$21,229,631	$26,616,564
Shares issued and outstanding(a)	2,575,000	7,625,000	2,675,000	675,000	900,000
Net asset value per share	$28.62	$30.19	$27.87	$31.45	$29.57
Cost:
Investments, at cost	$74,568,821	$216,144,579	$75,557,443	$18,512,752	$24,456,977
Proceeds:
Written options premium received	$1,158,258	$6,415,733	$2,447,942	$478,301	$588,822

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

296

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - June	Innovator International Developed Power Buffer ETF - March	Innovator International Developed Power Buffer ETF - May
ASSETS:
Investments, at value	$165,141,295	$233,856,290	$60,436,934	$35,325,658	$35,208,485
Cash - interest bearing deposit account	358,166	554,827	148,841	89,274	80,975
Deposit at broker for other investments	197	168	195	122	200
Interest receivable	1,241	1,865	543	302	290
Receivable for investments sold	—	28,062	—	—	—
Total assets	165,500,899	234,441,212	60,586,513	35,415,356	35,289,950
LIABILITIES:
Written option contracts, at value	7,575,334	5,999,520	1,430,104	1,171,103	1,037,571
Payable to adviser	117,703	166,837	46,363	24,683	25,208
Broker Commissions on in-kind transactions payable	1,069	769	821	—	114
Payable for investments purchased	—	723	—	—	—
Total liabilities	7,694,106	6,167,849	1,477,288	1,195,786	1,062,893
NET ASSETS	$ 157,806,793	$228,273,363	$59,109,225	$34,219,570	$34,227,057
Net Assets Consists of:
Paid-in capital	$ 150,436,917	$ 227,987,995	$ 58,178,539	$ 33,334,050	$ 32,151,372
Total distributable earnings	7,369,876	285,368	930,686	885,520	2,075,685
Total net assets	$ 157,806,793	$228,273,363	$59,109,225	$34,219,570	$34,227,057
Net assets	$157,806,793	$228,273,363	$59,109,225	$34,219,570	$34,227,057
Shares issued and outstanding(a)	4,450,000	6,975,000	2,075,000	1,175,000	1,175,000
Net asset value per share	$35.46	$32.73	$28.49	$29.12	$29.13
Cost:
Investments, at cost	$137,900,926	$227,858,640	$58,410,488	$32,543,870	$33,121,332
Proceeds:
Written options premium received	$3,906,577	$6,224,904	$1,638,295	$854,540	$1,080,170

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

297

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator International Developed Power Buffer ETF - November	Innovator International Developed Power Buffer ETF - October	Innovator International Developed Power Buffer ETF - September	Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Innovator Premium Income 15 Buffer ETF - April
ASSETS:
Investments, at value	$12,060,915	$200,042,676	$103,986,135	$221,767,246	$7,579,783
Cash - interest bearing deposit account	16,157	483,927	269,664	296,568	34,650
Deposit at broker for other investments	202	193	201	187	—
Receivable for investments sold	12,459,664	—	—	—	—
Interest receivable	75	1,454	932	779	18
Total assets	24,537,013	200,528,250	104,256,932	222,064,780	7,614,451
LIABILITIES:
Written option contracts, at value	307,965	6,165,603	3,154,143	9,781,549	31,983
Payable for investments purchased	12,443,424	—	—	—	—
Payable to adviser	8,732	128,920	82,080	122,859	5,071
Broker Commissions on in-kind transactions payable	1,066	590	1,796	181	—
Distributions payable	—	—	—	—	33,521
Total liabilities	12,761,187	6,295,113	3,238,019	9,904,589	70,575
NET ASSETS	$11,775,826	$194,233,137	$101,018,913	$212,160,191	$7,543,876
Net Assets Consists of:
Paid-in capital	$ 12,903,542	$ 215,960,689	$ 107,542,791	$ 221,794,424	$7,402,939
Total distributable earnings/(accumulated losses)	(1,127,716)	(21,727,552)	(6,523,878)	(9,634,233)	140,937
Total net assets	$11,775,826	$194,233,137	$101,018,913	$212,160,191	$7,543,876
Net assets	$11,775,826	$194,233,137	$101,018,913	$212,160,191	$7,543,876
Shares issued and outstanding(a)	350,000	5,700,000	3,175,000	7,275,000	300,000
Net asset value per share	$33.65	$34.08	$31.82	$29.16	$25.15
Cost:
Investments, at cost	$12,062,106	$200,006,291	$102,793,574	$215,193,281	$7,574,234
Proceeds:
Written options premium received	$306,774	$5,850,545	$2,839,245	$6,749,102	$167,380

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

298

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Premium Income 15 Buffer ETF - January	Innovator Premium Income 15 Buffer ETF - July	Innovator Premium Income 15 Buffer ETF - October	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - January
ASSETS:
Investments, at value	$11,730,920	$7,870,108	$13,976,116	$27,966,821	$10,748,751
Cash - interest bearing deposit account	56,420	37,609	67,677	12,026	9,680
Deposit at broker for other investments	200	193	200	204	343
Interest receivable	39	25	72	60	46
Total assets	11,787,579	7,907,935	14,044,065	27,979,111	10,758,820
LIABILITIES:
Written option contracts, at value	13,661	87,998	295,658	1,827,034	184,417
Distributions payable	49,388	33,629	59,089	—	—
Payable to adviser	7,875	5,126	8,901	18,259	7,992
Broker Commissions on in-kind transactions payable	—	—	9	84	—
Total liabilities	70,924	126,753	363,657	1,845,377	192,409
NET ASSETS	$ 11,716,655	$7,781,182	$13,680,408	$26,133,734	$10,566,411
Net Assets Consists of:
Paid-in capital	$11,511,874	$7,696,201	$ 13,665,268	$ 25,844,538	$ 10,564,144
Total distributable earnings	204,781	84,981	15,140	289,196	2,267
Total net assets	$ 11,716,655	$7,781,182	$13,680,408	$26,133,734	$10,566,411
Net assets	$11,716,655	$7,781,182	$13,680,408	$26,133,734	$10,566,411
Shares issued and outstanding(a)	475,000	325,000	575,000	1,050,000	425,000
Net asset value per share	$24.67	$23.94	$23.79	$24.89	$24.86
Cost:
Investments, at cost	$11,727,131	$7,858,519	$13,980,969	$34,500,363	$14,471,751
Proceeds:
Written options premium received	$214,661	$161,390	$315,651	$8,693,671	$2,954,521

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

299

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Premium Income 20 Barrier ETF - July	Innovator Premium Income 20 Barrier ETF - October	Innovator Premium Income 30 Barrier ETF - April	Innovator Premium Income 30 Barrier ETF - January	Innovator Premium Income 30 Barrier ETF - July
ASSETS:
Investments, at value	$22,203,470	$27,288,789	$36,330,219	$16,339,890	$20,303,261
Cash - interest bearing deposit account	7,413	16,218	24,170	8,764	7,810
Deposit at broker for other investments	203	205	202	206	200
Interest receivable	56	181	103	54	54
Total assets	22,211,142	27,305,393	36,354,694	16,348,914	20,311,325
LIABILITIES:
Written option contracts, at value	3,349,624	6,926,479	2,269,212	204,860	2,743,803
Payable to adviser	12,602	13,346	23,143	10,796	12,152
Broker Commissions on in-kind transactions payable	—	87	123	—	110
Total liabilities	3,362,226	6,939,912	2,292,478	215,656	2,756,065
NET ASSETS	$ 18,848,916	$20,365,481	$34,062,216	$16,133,258	$17,555,260
Net Assets Consists of:
Paid-in capital	$ 18,516,151	$20,327,173	$ 33,742,064	$ 16,128,384	$ 17,322,887
Total distributable earnings	332,765	38,308	320,152	4,874	232,373
Total net assets	$ 18,848,916	$20,365,481	$34,062,216	$16,133,258	$17,555,260
Net assets	$18,848,916	$20,365,481	$34,062,216	$16,133,258	$17,555,260
Shares issued and outstanding(a)	750,000	850,000	1,375,000	650,000	700,000
Net asset value per share	$25.13	$23.96	$24.77	$24.82	$25.08
Cost:
Investments, at cost	$24,951,192	$27,630,941	$44,507,879	$19,865,105	$22,378,171
Proceeds:
Written options premium received	$6,422,606	$7,256,535	$9,743,804	$3,774,864	$5,010,812

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

300

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator Premium Income 30 Barrier ETF - October	Innovator U.S. Equity 10 Buffer ETF - Quarterly	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - January
ASSETS:
Investments, at value	$23,044,825	$650,253,209	$157,247,002	$205,925,001	$111,941,784
Cash - interest bearing deposit account	12,070	821,049	162,969	501,802	316,575
Deposit at broker for other investments	200	199	200	200	198
Interest receivable	40	2,554	615	1,730	1,099
Receivable for investments sold	—	—	68,394	—	—
Total assets	23,057,135	651,077,011	157,479,180	206,428,733	112,259,656
LIABILITIES:
Written option contracts, at value	5,085,698	16,428,896	1,981,738	53,043,297	19,912,406
Payable to adviser	11,914	352,892	86,580	102,769	61,568
Broker Commissions on in-kind transactions payable	60	1,724	440	90	—
Payable for investments purchased	—	—	866	—	—
Total liabilities	5,097,672	16,783,512	2,069,624	53,146,156	19,973,974
NET ASSETS	$ 17,959,463	$634,293,499	$155,409,556	$153,282,577	$92,285,682
Net Assets Consists of:
Paid-in capital	$17,965,787	$ 647,353,065	$ 159,038,226	$ 162,698,342	$ 121,258,274
Total distributable earnings/ (accumulated losses)	(6,324)	(13,059,566)	(3,628,670)	(9,415,765)	(28,972,592)
Total net assets	$ 17,959,463	$634,293,499	$155,409,556	$153,282,577	$92,285,682
Net assets	$17,959,463	$634,293,499	$155,409,556	$153,282,577	$92,285,682
Shares issued and outstanding(a)	750,000	19,700,000	4,425,000	4,025,000	2,925,000
Net asset value per share	$23.95	$32.20	$35.12	$38.08	$31.55
Cost:
Investments, at cost	$23,272,962	$640,801,210	$154,526,955	$167,476,170	$92,067,279
Proceeds:
Written options premium received	$5,313,132	$13,770,372	$1,675,427	$11,146,112	$5,071,751

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

301

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - January
ASSETS:
Investments, at value	$154,888,424	$96,681,417	$74,237,773	$36,294,244	$23,911,371
Cash - interest bearing deposit account	364,208	250,838	106,495	62,191	45,193
Deposit at broker for other investments	200	480	200	208	200
Interest receivable	1,274	841	246	238	122
Total assets	155,254,106	96,933,576	74,344,714	36,356,881	23,956,886
LIABILITIES:
Written option contracts, at value	27,987,116	13,272,603	3,208,431	12,385,394	6,047,176
Payable to adviser	86,785	54,511	47,018	16,592	12,955
Broker Commissions on in-kind transactions payable	1,343	720	180	180	132
Total liabilities	28,075,244	13,327,834	3,255,629	12,402,166	6,060,263
NET ASSETS	$ 127,178,862	$83,605,742	$71,089,085	$23,954,715	$17,896,623
Net Assets Consists of:
Paid-in capital	$ 125,816,439	$ 112,008,802	$ 71,705,320	$ 23,784,941	$ 20,823,543
Total distributable earnings/ (accumulated losses)	1,362,423	(28,403,060)	(616,235)	169,774	(2,926,920)
Total net assets	$ 127,178,862	$83,605,742	$71,089,085	$23,954,715	$17,896,623
Net assets	$127,178,862	$83,605,742	$71,089,085	$23,954,715	$17,896,623
Shares issued and outstanding(a)	3,375,000	2,525,000	1,750,000	600,000	575,000
Net asset value per share	$37.68	$33.11	$40.62	$39.92	$31.12
Cost:
Investments, at cost	$136,900,055	$93,675,921	$71,740,627	$24,522,006	$18,417,111
Proceeds:
Written options premium received	$15,751,421	$11,003,494	$2,097,261	$2,662,774	$2,127,998

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

302

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October	Innovator U.S. Equity Buffer ETF - April	Innovator U.S. Equity Buffer ETF - August	Innovator U.S. Equity Buffer ETF - December
ASSETS:
Investments, at value	$21,444,764	$18,883,798	$378,003,087	$232,930,189	$196,707,140
Cash - interest bearing deposit account	15,790	19,591	1,107,282	724,774	733,727
Deposit at broker for other investments	199	200	477	201	196
Interest receivable	155	117	3,553	2,351	2,373
Receivable for investments sold	—	334,076	—	—	62,054
Receivable for fund shares sold	—	1,651,090	—	—	6,103,875
Receivable for transaction fee	—	495	—	—	3,052
Total assets	21,460,908	20,889,367	379,114,399	233,657,515	203,612,417
LIABILITIES:
Written option contracts, at value	5,224,264	3,257,238	33,933,206	12,095,986	1,993,516
Payable to adviser	11,227	9,348	230,246	147,470	130,946
Broker Commissions on in-kind transactions payable	84	288	—	144	1,440
Payable for investments purchased	—	1,936,800	—	—	6,160,162
Total liabilities	5,235,575	5,203,674	34,163,452	12,243,600	8,286,064
NET ASSETS	$ 16,225,333	$15,685,693	$344,950,947	$221,413,915	$195,326,353
Net Assets Consists of:
Paid-in capital	$ 17,159,138	$ 20,076,292	$ 348,590,117	$ 238,153,049	$ 200,084,715
Total distributable earnings/ (accumulated losses)	(933,805)	(4,390,599)	(3,639,170)	(16,739,134)	(4,758,362)
Total net assets	$ 16,225,333	$15,685,693	$344,950,947	$221,413,915	$195,326,353
Net assets	$16,225,333	$15,685,693	$344,950,947	$221,413,915	$195,326,353
Shares issued and outstanding(a)	425,000	475,000	7,300,000	4,475,000	4,000,000
Net asset value per share	$38.18	$33.02	$47.25	$49.48	$48.83
Cost:
Investments, at cost	$18,282,604	$18,053,665	$325,007,191	$219,909,325	$182,641,191
Proceeds:
Written options premium received	$2,726,600	$2,603,420	$16,111,797	$9,023,542	$4,238,895

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

303

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - March
ASSETS:
Investments, at value	$196,925,162	$295,021,667	$312,981,607	$175,525,127	$186,289,565
Cash - interest bearing deposit account	655,773	874,346	894,994	510,212	552,870
Deposit at broker for other investments	495	488	489	488	489
Interest receivable	2,068	2,970	2,998	1,741	1,835
Total assets	197,583,498	295,899,471	313,880,088	176,037,568	186,844,759
LIABILITIES:
Written option contracts, at value	6,050,033	10,020,849	16,586,482	12,246,626	8,032,137
Payable to adviser	129,944	191,922	198,067	116,359	120,011
Broker Commissions on in-kind transactions payable	324	540	114	509	114
Total liabilities	6,180,301	10,213,311	16,784,663	12,363,494	8,152,262
NET ASSETS	$ 191,403,197	$285,686,160	$297,095,425	$163,674,074	$178,692,497
Net Assets Consists of:
Paid-in capital	$ 194,042,150	$ 305,725,107	$ 291,162,086	$ 157,139,260	$ 174,450,320
Total distributable earnings	(2,638,953)	(20,038,947)	5,933,339	6,534,814	4,242,177
Total net assets	$ 191,403,197	$285,686,160	$297,095,425	$163,674,074	$178,692,497
Net assets	$191,403,197	$285,686,160	$297,095,425	$163,674,074	$178,692,497
Shares issued and outstanding(a)	4,000,000	5,325,000	5,925,000	3,550,000	3,425,000
Net asset value per share	$47.85	$53.65	$50.14	$46.11	$52.17
Cost:
Investments, at cost	$182,613,875	$265,097,997	$290,413,691	$157,452,148	$167,812,334
Proceeds:
Written options premium received	$5,528,287	$9,182,519	$12,280,743	$7,492,816	$6,773,106

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

304

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - April
ASSETS:
Investments, at value	$171,982,281	$153,707,477	$303,638,455	$255,694,463	$896,630,574
Cash - interest bearing deposit account	476,549	429,227	897,541	776,544	2,327,450
Deposit at broker for other investments	478	198	196	199	441
Interest receivable	1,470	1,311	2,871	2,513	7,729
Receivable for investments sold	—	155,463,988	—	—	67,938
Receivable for fund shares sold	—	3,308,348	—	—	—
Receivable for transaction fee	—	1,654	—	—	—
Total assets	172,460,778	312,912,203	304,539,063	256,473,719	899,034,132
LIABILITIES:
Written option contracts, at value	15,685,829	7,417,641	15,403,200	13,607,150	101,366,157
Payable to adviser	104,624	91,449	185,334	161,347	536,622
Payable for investments purchased	—	158,740,090	—	—	7,685
Broker Commissions on in-kind transactions payable	—	8,916	1,152	144	1,305
Total liabilities	15,790,453	166,258,096	15,589,686	13,768,641	101,911,769
NET ASSETS	$ 156,670,325	$146,654,107	$288,949,377	$242,705,078	$797,122,363
Net Assets Consists of:
Paid-in capital	$ 142,517,065	$ 183,371,810	$ 330,385,076	$ 250,072,323	$ 894,933,925
Total distributable earnings/ (accumulated losses)	14,153,260	(36,717,703)	(41,435,699)	(7,367,245)	(97,811,562)
Total net assets	$ 156,670,325	$146,654,107	$288,949,377	$242,705,078	$797,122,363
Net assets	$156,670,325	$146,654,107	$288,949,377	$242,705,078	$797,122,363
Shares issued and outstanding(a)	3,550,000	3,325,000	5,900,000	4,975,000	20,650,000
Net asset value per share	$44.13	$44.11	$48.97	$48.78	$38.60
Cost:
Investments, at cost	$147,112,666	$153,716,334	$298,168,641	$244,919,625	$768,699,914
Proceeds:
Written options premium received	$8,020,261	$7,408,784	$13,535,012	$10,527,225	$34,231,972

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

305

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Power Buffer ETF - August	Innovator U.S. Equity Power Buffer ETF - December	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - July
ASSETS:
Investments, at value	$1,044,911,188	$944,301,337	$827,984,220	$1,256,363,934	$1,273,490,271
Cash - interest bearing deposit account	3,000,357	2,907,082	2,438,429	3,603,371	3,687,675
Deposit at broker for other investments	647	200	440	5,606	392
Receivable for investments sold	6,868,014	16,380,245	67,976	9,807,941	4,893,522
Interest receivable	9,968	9,712	8,175	12,059	12,038
Receivable for transaction fee	1,926	4,789	—	2,770	1,377
Total assets	1,054,792,100	963,603,365	830,499,240	1,269,795,681	1,282,085,275
LIABILITIES:
Written option contracts, at value	65,173,274	24,860,682	40,169,640	70,246,868	86,546,268
Payable for capital shares redeemed	6,418,965	15,964,762	—	9,234,580	4,589,420
Payable to adviser	666,586	638,156	534,238	808,345	807,206
Payable for investments purchased	428,385	431,252	3,302	548,393	332,575
Broker Commissions on in-kind transactions payable	1,024	6,016	2,160	1,890	1,224
Total liabilities	72,688,234	41,900,868	40,709,340	80,840,076	92,276,693
NET ASSETS	$982,103,866	$921,702,497	$789,789,900	$1,188,955,605	$1,189,808,582
Net Assets Consists of:
Paid-in capital	$ 1,023,290,145	$ 991,975,099	$ 827,593,790	$ 1,286,086,378	$ 1,199,086,304
Total distributable earnings	(41,186,279)	(70,272,602)	(37,803,890)	(97,130,773)	(9,277,722)
Total net assets	$982,103,866	$921,702,497	$789,789,900	$1,188,955,605	$1,189,808,582
Net assets	$982,103,866	$921,702,497	$789,789,900	$1,188,955,605	$1,189,808,582
Shares issued and outstanding(a)	22,950,000	21,650,000	19,725,000	25,750,000	25,925,000
Net asset value per share	$42.79	$42.57	$40.04	$46.17	$45.89
Cost:
Investments, at cost	$984,915,343	$865,258,680	$756,006,136	$1,125,351,475	$1,184,882,991
Proceeds:
Written options premium received	$40,703,281	$29,543,169	$28,102,949	$43,098,645	$51,594,056

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

306

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - October
ASSETS:
Investments, at value	$827,683,847	$667,285,325	$704,074,637	$645,775,767	$1,151,655,732
Cash - interest bearing deposit account	2,311,691	1,927,657	1,848,026	1,776,924	3,363,274
Deposit at broker for other investments	453	452	464	328	835
Interest receivable	7,447	6,378	5,896	6,169	10,463
Receivable for investments sold	—	—	—	683,890,850	70,382
Receivable for fund shares sold	—	—	—	3,107,910	—
Receivable for transaction fee	—	—	—	1,554	—
Total assets	830,003,438	669,219,812	705,929,023	1,334,559,502	1,155,100,686
LIABILITIES:
Written option contracts, at value	73,478,475	42,372,940	82,330,285	31,907,337	62,797,356
Payable to adviser	508,745	421,438	418,597	419,884	674,318
Broker Commissions on in-kind transactions payable	768	714	480	39,904	4,673
Payable for investments purchased	—	—	—	686,898,614	3,842
Total liabilities	73,987,988	42,795,092	82,749,362	719,265,739	63,480,189
NET ASSETS	$ 756,015,450	$626,424,720	$623,179,661	$615,293,763	$1,091,620,497
Net Assets Consists of:
Paid-in capital	$ 738,624,193	$ 645,258,071	$ 586,219,447	$ 893,786,838	$ 1,255,227,479
Total distributable earnings/ (accumulated losses)	17,391,257	(18,833,351)	36,960,214	(278,493,075)	(163,606,982)
Total net assets	$ 756,015,450	$626,424,720	$623,179,661	$615,293,763	$1,091,620,497
Net assets	$756,015,450	$626,424,720	$623,179,661	$615,293,763	$1,091,620,497
Shares issued and outstanding(a)	18,275,000	14,150,000	15,950,000	14,850,000	25,125,000
Net asset value per share	$41.37	$44.27	$39.07	$41.43	$43.45
Cost:
Investments, at cost	$741,912,447	$601,450,690	$602,389,550	$645,812,934	$1,131,381,116
Proceeds:
Written options premium received	$35,894,710	$23,723,839	$33,007,811	$31,870,170	$51,917,566

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

307

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - April	Innovator U.S. Equity Ultra Buffer ETF - August	Innovator U.S. Equity Ultra Buffer ETF - December	Innovator U.S. Equity Ultra Buffer ETF - February
ASSETS:
Investments, at value	$998,117,070	$174,414,316	$252,347,008	$272,896,655	$177,701,179
Cash - interest bearing deposit account	3,011,525	503,708	734,172	943,447	607,606
Deposit at broker for other investments	325	476	199	197	476
Receivable for investments sold	3,418,922	—	2,135,028	—	1,898,365
Interest receivable	9,909	1,599	2,460	3,226	2,038
Receivable for transaction fee	973	—	594	—	542
Total assets	1,004,558,724	174,920,099	255,219,461	273,843,525	180,210,206
LIABILITIES:
Written option contracts, at value	61,096,655	19,585,163	14,454,480	7,010,282	8,450,104
Payable for capital shares redeemed	3,242,933	—	1,979,265	—	1,805,825
Payable to adviser	635,978	104,760	161,385	184,763	115,807
Payable for investments purchased	209,283	—	122,299	—	90,279
Broker Commissions on in-kind transactions payable	2,816	77	240	1,176	429
Total liabilities	65,187,665	19,690,000	16,717,669	7,196,221	10,462,444
NET ASSETS	$939,371,059	$155,230,099	$238,501,792	$266,647,304	$169,747,762
Net Assets Consists of:
Paid-in capital	$ 1,020,359,350	$ 170,324,443	$ 257,459,079	$ 265,951,271	$ 172,691,385
Total distributable earnings	(80,988,291)	(15,094,344)	(18,957,287)	696,033	(2,943,623)
Total net assets	$939,371,059	$155,230,099	$238,501,792	$266,647,304	$169,747,762
Net assets	$939,371,059	$155,230,099	$238,501,792	$266,647,304	$169,747,762
Shares issued and outstanding(a)	21,725,000	4,800,000	6,025,000	6,850,000	4,700,000
Net asset value per share	$43.24	$32.34	$39.59	$38.93	$36.12
Cost:
Investments, at cost	$955,029,886	$151,237,631	$237,179,249	$248,522,890	$161,575,353
Proceeds:
Written options premium received	$40,734,035	$4,372,517	$7,259,131	$2,219,654	$2,539,456

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

308

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - May
ASSETS:
Investments, at value	$214,578,184	$230,168,770	$157,794,647	$192,811,904	$66,697,548
Cash - interest bearing deposit account	655,752	704,252	482,737	576,218	155,545
Deposit at broker for other investments	452	464	477	464	501
Interest receivable	2,093	2,271	1,525	2,030	553
Total assets	215,236,481	230,875,757	158,279,386	193,390,616	66,854,147
LIABILITIES:
Written option contracts, at value	12,209,018	14,947,464	14,209,621	12,377,255	8,209,402
Payable to adviser	136,898	145,940	97,030	125,861	40,549
Broker Commissions on in-kind transactions payable	96	84	84	765	180
Total liabilities	12,346,012	15,093,488	14,306,735	12,503,881	8,250,131
NET ASSETS	$ 202,890,469	$215,782,269	$143,972,651	$180,886,735	$58,604,016
Net Assets Consists of:
Paid-in capital	$ 242,351,344	$ 211,064,320	$ 140,657,665	$ 177,278,275	$ 54,959,311
Total distributable earnings	(39,460,875)	4,717,949	3,314,986	3,608,460	3,644,705
Total net assets	$ 202,890,469	$215,782,269	$143,972,651	$180,886,735	$58,604,016
Net assets	$202,890,469	$215,782,269	$143,972,651	$180,886,735	$58,604,016
Shares issued and outstanding(a)	4,775,000	5,625,000	3,900,000	4,600,000	1,625,000
Net asset value per share	$42.49	$38.36	$36.92	$39.32	$36.06
Cost:
Investments, at cost	$191,809,004	$212,530,325	$142,463,459	$170,845,714	$56,516,679
Proceeds:
Written options premium received	$4,798,837	$6,753,290	$6,026,595	$4,095,848	$2,309,291

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

309

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	Innovator U.S. Small Cap Power Buffer ETF - April
ASSETS:
Investments, at value	$68,408,563	$186,902,850	$241,411,037	$72,217,125	$179,313,773
Cash - interest bearing deposit account	228,999	538,949	728,074	80,276	462,695
Deposit at broker for other investments	479	318	224	198	193
Receivable for investments sold	73,263,378	2,018,572	—	25,117	—
Interest receivable	788	1,730	2,389	295	1,559
Receivable for transaction fee	—	968	—	—	—
Total assets	141,902,207	189,463,387	242,141,724	72,323,011	179,778,220
LIABILITIES:
Written option contracts, at value	2,449,339	8,245,635	13,017,286	2,087,250	17,140,812
Payable for investments purchased	73,280,060	89,178	—	728	—
Payable to adviser	46,767	113,604	153,836	45,869	109,914
Broker Commissions on in-kind transactions payable	4,412	560	112	390	438
Payable for capital shares redeemed	—	1,935,975	—	—	—
Total liabilities	75,780,578	10,384,952	13,171,234	2,134,237	17,251,164
NET ASSETS	$66,121,629	$179,078,435	$228,970,490	$70,188,774	$162,527,056
Net Assets Consists of:
Paid-in capital	$ 85,546,692	$ 200,506,539	$ 239,695,062	$ 74,105,297	$ 158,127,171
Total distributable earnings/(accumulated losses)	(19,425,063)	(21,428,104)	(10,724,572)	(3,916,523)	4,399,885
Total net assets	$66,121,629	$179,078,435	$228,970,490	$70,188,774	$162,527,056
Net assets	$66,121,629	$179,078,435	$228,970,490	$70,188,774	$162,527,056
Shares issued and outstanding(a)	1,750,000	4,625,000	5,875,000	2,425,000	4,700,000
Net asset value per share	$37.78	$38.72	$38.97	$28.94	$34.58
Cost:
Investments, at cost	$68,412,556	$183,237,685	$231,283,555	$71,910,790	$153,061,630
Proceeds:
Written options premium received	$2,445,346	$6,175,837	$7,641,129	$2,428,043	$8,875,934

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

310

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - August	Innovator U.S. Small Cap Power Buffer ETF - December	Innovator U.S. Small Cap Power Buffer ETF - February	Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - July
ASSETS:
Investments, at value	$141,426,809	$74,723,860	$42,733,792	$288,048,494	$171,934,378
Cash - interest bearing deposit account	381,218	273,749	168,801	818,952	452,881
Deposit at broker for other investments	201	200	—	195	181
Interest receivable	1,235	905	541	2,711	1,503
Receivable for investments sold	—	24,741	—	—	—
Total assets	141,809,463	75,023,455	42,903,134	288,870,352	172,388,943
LIABILITIES:
Written option contracts, at value	10,941,566	81,540	853,628	5,006,937	13,342,699
Payable to adviser	87,556	49,197	28,360	191,243	106,392
Broker Commissions on in-kind transactions payable	54	—	161	484	—
Payable for investments purchased	—	29	—	—	—
Total liabilities	11,029,176	130,766	882,149	5,198,664	13,449,091
NET ASSETS	$ 130,780,287	$74,892,689	$42,020,985	$283,671,688	$158,939,852
Net Assets Consists of:
Paid-in capital	$ 137,386,661	$ 74,835,300	$ 41,216,715	$ 302,988,644	$ 158,748,330
Total distributable earnings	(6,606,374)	57,389	804,270	(19,316,956)	191,522
Total net assets	$ 130,780,287	$74,892,689	$42,020,985	$283,671,688	$158,939,852
Net assets	$130,780,287	$74,892,689	$42,020,985	$283,671,688	$158,939,852
Shares issued and outstanding(a)	4,975,000	2,925,000	1,550,000	6,925,000	5,075,000
Net asset value per share	$26.29	$25.60	$27.11	$40.96	$31.32
Cost:
Investments, at cost	$130,490,764	$75,925,184	$41,770,953	$272,191,931	$156,497,606
Proceeds:
Written options premium received	$7,221,458	$2,367,476	$899,933	$15,324,250	$8,927,629

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

311

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - June	Innovator U.S. Small Cap Power Buffer ETF - March	Innovator U.S. Small Cap Power Buffer ETF - May	Innovator U.S. Small Cap Power Buffer ETF - November	Innovator U.S. Small Cap Power Buffer ETF - October
ASSETS:
Investments, at value	$22,121,119	$12,516,633	$22,742,532	$19,462,016	$145,736,955
Cash - interest bearing deposit account	57,338	47,604	78,890	65,871	401,470
Deposit at broker for other investments	197	—	—	200	199
Interest receivable	198	148	232	185	1,288
Receivable for investments sold	—	—	—	19,464,539	—
Total assets	22,178,852	12,564,385	22,821,654	38,992,811	146,139,912
LIABILITIES:
Written option contracts, at value	2,185,671	596,455	2,607,085	1,211,133	8,968,566
Payable to adviser	14,145	8,859	13,526	12,215	87,483
Broker Commissions on in-kind transactions payable	173	173	—	1,494	1,175
Payable for investments purchased	—	—	—	19,463,549	—
Total liabilities	2,199,989	605,487	2,620,611	20,688,391	9,057,224
NET ASSETS	$ 19,978,863	$11,958,898	$20,201,043	$18,304,420	$137,082,688
Net Assets Consists of:
Paid-in capital	$ 19,816,870	$ 10,813,373	$ 18,813,421	$ 19,371,041	$ 151,236,971
Total distributable earnings/ (accumulated losses)	161,993	1,145,525	1,387,622	(1,066,621)	(14,154,283)
Total net assets	$ 19,978,863	$11,958,898	$20,201,043	$18,304,420	$137,082,688
Net assets	$19,978,863	$11,958,898	$20,201,043	$18,304,420	$137,082,688
Shares issued and outstanding(a)	725,000	425,000	725,000	650,000	4,100,000
Net asset value per share	$27.56	$28.14	$27.86	$28.16	$33.43
Cost:
Investments, at cost	$19,251,981	$11,263,998	$19,808,150	$19,463,550	$143,545,825
Proceeds:
Written options premium received	$1,119,600	$561,515	$1,206,936	$1,209,599	$8,485,782

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

312

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2025(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - September	Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
ASSETS:
Investments, at value	$31,671,035	$21,321,762
Cash - interest bearing deposit account	94,274	6,967
Deposit at broker for other investments	200	—
Interest receivable	342	1,488
Total assets	31,765,851	21,330,217
LIABILITIES:
Written option contracts, at value	1,951,331	346,948
Payable to adviser	20,573	12,998
Broker Commissions on in-kind transactions payable	591	125
Total liabilities	1,972,495	360,071
NET ASSETS	$ 29,793,356	$20,970,146
Net Assets Consists of:
Paid-in capital	$ 29,597,208	$ 22,523,939
Total distributable earnings	196,148	(1,553,793)
Total net assets	$ 29,793,356	$20,970,146
Net assets	$29,793,356	$20,970,146
Shares issued and outstanding(a)	1,075,000	800,000
Net asset value per share	$27.71	$26.21
Cost:
Investments, at cost	$30,687,085	$22,350,148
Proceeds:
Written options premium received	$1,672,578	$588,812

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

313

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator Defined Wealth Shield ETF	Innovator Emerging Markets 10 Buffer ETF - Quarterly	Innovator Emerging Markets Power Buffer ETF - April
INVESTMENT INCOME:
Interest income	$1,302	$2,417	$72,870	$370	$5,081
Total investment income	1,302	2,417	72,870	370	5,081
EXPENSES:
Investment advisory fee	224,552	201,422	9,374,101	81,450	623,301
Total expenses	224,552	201,422	9,374,101	81,450	623,301
NET INVESTMENT LOSS	(223,250)	(199,005)	(9,301,231)	(81,080)	(618,220)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,562,159)	(676,104)	14,479,372	267,349	(8,921)
In-kind redemptions	(1,246,164)	304,347	167,058,232	1,164,383	3,388,090
Written option contracts expired or closed	329,352	170,140	(91,001,640)	(817,474)	1,273,480
Net realized gain (loss)	(3,478,971)	(201,617)	90,535,964	614,258	4,652,649
Net change in unrealized appreciation (depreciation) on:
Investments	2,148,116	35,072	33,800,813	650,082	11,729,458
Written option contracts	(417,184)	421,273	(21,671,423)	(266,938)	(7,754,325)
Net change in unrealized appreciation (depreciation)	1,730,932	456,345	12,129,390	383,144	3,975,133
Net realized and unrealized gain (loss)	(1,748,039)	254,728	102,665,354	997,402	8,627,782
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,971,289)	$55,723	$93,364,123	$916,322	$8,009,562

The accompanying notes are an integral part of these financial statements.

314

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October	Innovator Equity Defined Protection ETF - 1 Yr April(a)	Innovator Equity Defined Protection ETF - 1 Yr August
INVESTMENT INCOME:
Interest income	$9,208	$7,548	$6,072	$2,663	$10,291
Total investment income	9,208	7,548	6,072	2,663	10,291
EXPENSES:
Investment advisory fee	1,007,589	851,891	642,812	176,548	642,557
Total expenses	1,007,589	851,891	642,812	176,548	642,557
NET INVESTMENT LOSS	(998,381)	(844,343)	(636,740)	(173,885)	(632,266)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,280,535)	4,370,206	(1,444,564)	(28,428)	(3,499,737)
In-kind redemptions	7,023,513	3,449,139	12,524,262	760,902	12,019,063
Written option contracts expired or closed	2,739,401	1,589,398	280,104	(43,618)	(2,470,302)
Net realized gain (loss)	6,482,379	9,408,743	11,359,802	688,856	6,049,024
Net change in unrealized appreciation (depreciation) on:
Investments	16,623,031	11,766,772	3,657,603	7,212,499	4,290,680
Written option contracts	(13,998,011)	(5,718,805)	(894,926)	(5,573,776)	(3,663,370)
Net change in unrealized appreciation (depreciation)	2,625,020	6,047,967	2,762,677	1,638,723	627,310
Net realized and unrealized gain (loss)	9,107,399	15,456,710	14,122,479	2,327,579	6,676,334
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,109,018	$14,612,367	$13,485,739	$2,153,694	$6,044,068

(a)	Inception date of the Fund was March 31, 2025.
The accompanying notes are an integral part of these financial statements.

315

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr December(a)	Innovator Equity Defined Protection ETF - 1 Yr February(b)	Innovator Equity Defined Protection ETF - 1 Yr January(c)	Innovator Equity Defined Protection ETF - 1 Yr July	Innovator Equity Defined Protection ETF - 1 Yr June(d)
INVESTMENT INCOME:
Interest income	$18,280	$9,938	$5,517	$14,502	$2,277
Total investment income	18,280	9,938	5,517	14,502	2,277
EXPENSES:
Investment advisory fee	942,778	697,844	334,204	970,806	166,047
Total expenses	942,778	697,844	334,204	970,806	166,047
NET INVESTMENT LOSS	(924,498)	(687,906)	(328,687)	(956,304)	(163,770)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,453,811)	(524,796)	(24,229)	(1,080,241)	4,637
In-kind redemptions	10,651,324	3,600,110	345,672	13,424,497	83,373
Written option contracts expired or closed	(300,979)	(135,772)	(12,622)	(2,861,611)	(7,570)
Net realized gain (loss)	8,896,534	2,939,542	308,821	9,482,645	80,440
Net change in unrealized appreciation (depreciation) on:
Investments	6,326,919	11,147,838	6,148,761	9,065,300	5,989,509
Written option contracts	(4,831,460)	(6,624,229)	(3,259,234)	(7,548,708)	(4,351,602)
Net change in unrealized appreciation (depreciation)	1,495,459	4,523,609	2,889,527	1,516,592	1,637,907
Net realized and unrealized gain (loss)	10,391,993	7,463,151	3,198,348	10,999,237	1,718,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,467,495	$6,775,245	$2,869,661	$10,042,933	$1,554,577

(a)	Inception date of the Fund was November 29, 2024.
(b)	Inception date of the Fund was January 31, 2025.
(c)	Inception date of the Fund was December 31, 2024.
(d)	Inception date of the Fund was May 30, 2025.
The accompanying notes are an integral part of these financial statements.

316

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr March(a)	Innovator Equity Defined Protection ETF - 1 Yr May(b)	Innovator Equity Defined Protection ETF - 1 Yr November	Innovator Equity Defined Protection ETF - 1 Yr October	Innovator Equity Defined Protection ETF - 1 Yr September
INVESTMENT INCOME:
Interest income	$7,624	$1,775	$7,028	$9,553	$11,453
Total investment income	7,624	1,775	7,028	9,553	11,453
EXPENSES:
Investment advisory fee	526,761	141,458	365,273	571,516	745,440
Total expenses	526,761	141,458	365,273	571,516	745,440
NET INVESTMENT LOSS	(519,137)	(139,683)	(358,245)	(561,963)	(733,987)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	68,348	(1,654)	(1,594,552)	(2,963,201)	(3,148,556)
In-kind redemptions	1,540,710	353,726	8,684,762	11,092,220	13,198,456
Written option contracts expired or closed	(226,050)	(6,778)	(3,698,194)	(3,544,314)	(3,377,553)
Net realized gain (loss)	1,383,008	345,294	3,392,016	4,584,705	6,672,347
Net change in unrealized appreciation (depreciation) on:
Investments	11,957,688	5,654,494	(2,316)	2,652,196	4,745,952
Written option contracts	(7,356,457)	(4,565,483)	(1,157)	(2,026,820)	(4,091,019)
Net change in unrealized appreciation (depreciation)	4,601,231	1,089,011	(3,473)	625,376	654,933
Net realized and unrealized gain (loss)	5,984,239	1,434,305	3,388,543	5,210,081	7,327,280
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,465,102	$1,294,622	$3,030,298	$4,648,118	$6,593,293

(a)	Inception date of the Fund was February 28, 2025.
(b)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

317

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2026	Innovator Equity Defined Protection ETF - 2 Yr to April 2027(a)	Innovator Equity Defined Protection ETF - 2 Yr to January 2026	Innovator Equity Defined Protection ETF - 2 Yr to January 2027(b)	Innovator Equity Defined Protection ETF - 2 Yr to July 2026
INVESTMENT INCOME:
Interest income	$11,111	$616	$8,286	$5,693	$12,351
Total investment income	11,111	616	8,286	5,693	12,351
EXPENSES:
Investment advisory fee	500,580	41,527	398,015	274,689	528,718
Total expenses	500,580	41,527	398,015	274,689	528,718
NET INVESTMENT LOSS	(489,469)	(40,911)	(389,729)	(268,996)	(516,367)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(24,376)	(123)	(59,434)	(11,671)	(70,973)
In-kind redemptions	2,491,893	—	2,234,516	1,335,161	2,755,894
Written option contracts expired or closed	(60,076)	(4,957)	(395,381)	(9,116)	(91,823)
Net realized gain (loss)	2,407,441	(5,080)	1,779,701	1,314,374	2,593,098
Net change in unrealized appreciation (depreciation) on:
Investments	7,157,194	1,823,898	5,267,019	4,181,883	8,208,792
Written option contracts	(4,648,198)	(1,218,316)	(3,605,339)	(2,548,297)	(4,982,758)
Net change in unrealized appreciation (depreciation)	2,508,996	605,582	1,661,680	1,633,586	3,226,034
Net realized and unrealized gain (loss)	4,916,437	600,502	3,441,381	2,947,960	5,819,132
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,426,968	$559,591	$3,051,652	$2,678,964	$5,302,765

(a)	Inception date of the Fund was March 31, 2025.
(b)	Inception date of the Fund was December 31, 2024.
The accompanying notes are an integral part of these financial statements.

318

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2027	Innovator Equity Defined Protection ETF - 2 Yr to October 2026	Innovator Equity Defined Protection ETF - 2 Yr to October 2027(a)	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
INVESTMENT INCOME:
Interest income	$28,966	$13,397	$79	$5,892	$15,826
Total investment income	28,966	13,397	79	5,892	15,826
EXPENSES:
Investment advisory fee	1,429,355	625,000	5,456	583,735	1,698,476
Total expenses	1,429,355	625,000	5,456	583,735	1,698,476
NET INVESTMENT LOSS	(1,400,389)	(611,603)	(5,377)	(577,843)	(1,682,650)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,228,866)	(10,368)	(1)	4,517,535	(8,419,921)
In-kind redemptions	48,050,539	1,618,737	—	5,469,754	25,928,133
Written option contracts expired or closed	(23,635,957)	(176,166)	—	(6,559,439)	(3,869,436)
Net realized gain (loss)	17,185,716	1,432,203	(1)	3,427,850	13,638,776
Net change in unrealized appreciation (depreciation) on:
Investments	(16,980,873)	10,398,210	193,138	1,978,477	14,121,545
Written option contracts	13,381,706	(6,001,415)	(152,052)	(1,641,100)	(10,979,088)
Net change in unrealized appreciation (depreciation)	(3,599,167)	4,396,795	41,086	337,377	3,142,457
Net realized and unrealized gain (loss)	13,586,549	5,828,998	41,085	3,765,227	16,781,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,186,160	$5,217,395	$35,708	$3,187,384	$15,098,583

(a)	Inception date of the Fund was September 30, 2025.
The accompanying notes are an integral part of these financial statements.

319

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - July(a)	Innovator Equity Dual Directional 10 Buffer ETF - November(b)	Innovator Equity Dual Directional 10 Buffer ETF - October(c)	Innovator Equity Dual Directional 10 Buffer ETF - September(d)	Innovator Equity Dual Directional 15 Buffer ETF - July(a)
INVESTMENT INCOME:
Interest income	$4,907	$—	$434	$399	$2,624
Total investment income	4,907	—	434	399	2,624
EXPENSES:
Investment advisory fee	247,218	—	19,959	22,843	197,788
Total expenses	247,218	—	19,959	22,843	197,788
NET INVESTMENT LOSS	(242,311)	—	(19,525)	(22,444)	(195,164)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(113,251)	—	—	—	(19,316)
In-kind redemptions	2,080,476	—	—	—	1,766,497
Written option contracts expired or closed	(16,052)	—	—	—	(4,190)
Net realized gain (loss)	1,951,173	—	—	—	1,742,991
Net change in unrealized appreciation (depreciation) on:
Investments	(5,182,295)	(235)	(498,331)	(177,848)	(6,576,937)
Written option contracts	7,196,638	(235)	849,403	632,678	7,476,608
Net change in unrealized appreciation (depreciation)	2,014,343	(470)	351,072	454,830	899,671
Net realized and unrealized gain (loss)	3,965,516	(470)	351,072	454,830	2,642,662
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,723,205	$(470)	$331,547	$432,386	$2,447,498

(a)	Inception date of the Fund was June 30, 2025.
(b)	Inception date of the Fund was October 31, 2025.
(c)	Inception date of the Fund was September 30, 2025.
(d)	Inception date of the Fund was August 29, 2025.
The accompanying notes are an integral part of these financial statements.

320

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - November(a)	Innovator Equity Dual Directional 15 Buffer ETF - October(b)	Innovator Equity Dual Directional 15 Buffer ETF - September(c)	Innovator Growth Accelerated ETF - Quarterly	Innovator Growth Accelerated Plus ETF - April
INVESTMENT INCOME:
Interest income	$—	$1,177	$1,272	$2,256	$2,722
Total investment income	—	1,177	1,272	2,256	2,722
EXPENSES:
Investment advisory fee	—	55,213	59,404	340,724	173,174
Total expenses	—	55,213	59,404	340,724	173,174
NET INVESTMENT LOSS	—	(54,036)	(58,132)	(338,468)	(170,452)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	(279,898)	5,062,855	(2,157,720)
In-kind redemptions	—	—	—	8,859,843	2,967,177
Written option contracts expired or closed	—	—	(65,932)	(6,847,663)	2,285,941
Net realized gain (loss)	—	—	(345,830)	7,075,035	3,095,398
Net change in unrealized appreciation (depreciation) on:
Investments	(326)	(1,463,510)	(632,535)	5,082,224	17,052,825
Written option contracts	(326)	2,193,050	1,809,556	(2,991,088)	(15,665,408)
Net change in unrealized appreciation (depreciation)	(652)	729,540	1,177,021	2,091,136	1,387,417
Net realized and unrealized gain (loss)	(652)	729,540	831,191	9,166,171	4,482,815
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(652)	$675,504	$773,059	$8,827,703	$4,312,363

(a)	Inception date of the Fund was October 31, 2025.
(b)	Inception date of the Fund was September 30, 2025.
(c)	Inception date of the Fund was August 29, 2025.
The accompanying notes are an integral part of these financial statements.

321

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - August
INVESTMENT INCOME:
Interest income	$2,447	$2,157	$2,000	$27,238	$4,500
Total investment income	2,447	2,157	2,000	27,238	4,500
EXPENSES:
Investment advisory fee	156,392	135,209	114,982	1,710,243	252,720
Total expenses	156,392	135,209	114,982	1,710,243	252,720
NET INVESTMENT LOSS	(153,945)	(133,052)	(112,982)	(1,683,005)	(248,220)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,440,939	1,982,695	132,616	(13,695,295)	(1,413,879)
In-kind redemptions	9,986,899	1,473,651	5,652,047	32,569,082	5,436,916
Written option contracts expired or closed	(5,972,420)	(1,242,613)	(3,221,394)	(470,764)	(437,068)
Net realized gain (loss)	5,455,418	2,213,733	2,563,269	18,403,023	3,585,969
Net change in unrealized appreciation (depreciation) on:
Investments	146,788	7,074,992	1,745,382	39,197,597	6,097,384
Written option contracts	(1,825,109)	(5,585,562)	(1,384,472)	(33,153,550)	(3,418,853)
Net change in unrealized appreciation (depreciation)	(1,678,321)	1,489,430	360,910	6,044,047	2,678,531
Net realized and unrealized gain (loss)	3,777,097	3,703,163	2,924,179	24,447,070	6,264,500
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,623,152	$3,570,111	$2,811,197	$22,764,065	$6,016,280

The accompanying notes are an integral part of these financial statements.

322

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Growth-100 Power Buffer ETF - December(a)	Innovator Growth-100 Power Buffer ETF - February(b)	Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - June
INVESTMENT INCOME:
Interest income	$9,816	$5,346	$36,205	$31,793	$6,605
Total investment income	9,816	5,346	36,205	31,793	6,605
EXPENSES:
Investment advisory fee	516,123	288,344	2,201,609	1,866,005	378,491
Total expenses	516,123	288,344	2,201,609	1,866,005	378,491
NET INVESTMENT LOSS	(506,307)	(282,998)	(2,165,404)	(1,834,212)	(371,886)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(143,825)	(290,452)	(17,633,770)	(2,238,794)	(1,878,786)
In-kind redemptions	6,367,799	2,121,944	57,848,381	35,503,620	7,804,148
Written option contracts expired or closed	(49,240)	(79,442)	(10,894,426)	(56,573)	98,313
Net realized gain (loss)	6,174,734	1,752,050	29,320,185	33,208,253	6,023,675
Net change in unrealized appreciation (depreciation) on:
Investments	5,062,086	6,007,047	20,203,715	22,263,853	9,586,457
Written option contracts	(1,742,536)	(1,948,183)	(9,457,200)	(12,685,709)	(4,711,674)
Net change in unrealized appreciation (depreciation)	3,319,550	4,058,864	10,746,515	9,578,144	4,874,783
Net realized and unrealized gain (loss)	9,494,284	5,810,914	40,066,700	42,786,397	10,898,458
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,987,977	$5,527,916	$37,901,296	$40,952,185	$10,526,572

(a)	Inception date of the Fund was November 29, 2024.
(b)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

323

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator Growth-100 Power Buffer ETF - March(a)	Innovator Growth-100 Power Buffer ETF - May(b)	Innovator Growth-100 Power Buffer ETF - November	Innovator Growth-100 Power Buffer ETF - October	Innovator Growth-100 Power Buffer ETF - September
INVESTMENT INCOME:
Interest income	$3,217	$1,184	$4,218	$21,086	$5,736
Total investment income	3,217	1,184	4,218	21,086	5,736
EXPENSES:
Investment advisory fee	177,169	65,719	187,830	1,299,416	300,073
Total expenses	177,169	65,719	187,830	1,299,416	300,073
NET INVESTMENT LOSS	(173,952)	(64,535)	(183,612)	(1,278,330)	(294,337)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(10,820)	(564)	(371,873)	(6,717,117)	(1,681,948)
In-kind redemptions	1,883,599	823,735	5,522,191	36,464,630	7,364,559
Written option contracts expired or closed	(8,972)	(2,720)	(1,885,443)	(7,311,709)	(628,670)
Net realized gain (loss)	1,863,807	820,451	3,264,875	22,435,804	5,053,941
Net change in unrealized appreciation (depreciation) on:
Investments	4,908,750	3,020,694	(1,123)	8,784,416	3,717,322
Written option contracts	(2,154,626)	(2,094,620)	(1,120)	(4,752,842)	(2,725,042)
Net change in unrealized appreciation (depreciation)	2,754,124	926,074	(2,243)	4,031,574	992,280
Net realized and unrealized gain (loss)	4,617,931	1,746,525	3,262,632	26,467,378	6,046,221
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,443,979	$1,681,990	$3,079,020	$25,189,048	$5,751,884

(a)	Inception date of the Fund was February 28, 2025.
(b)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

324

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator International Developed 10 Buffer ETF - Quarterly	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - August	Innovator International Developed Power Buffer ETF - December	Innovator International Developed Power Buffer ETF - February
INVESTMENT INCOME:
Interest income	$1,283	$20,430	$2,476	$1,763	$2,260
Total investment income	1,283	20,430	2,476	1,763	2,260
EXPENSES:
Investment advisory fee	282,475	1,841,929	214,870	173,886	195,060
Total expenses	282,475	1,841,929	214,870	173,886	195,060
NET INVESTMENT LOSS	(281,192)	(1,821,499)	(212,394)	(172,123)	(192,800)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	630,834	(11,527,919)	(1,171,524)	(21,719)	(275,676)
In-kind redemptions	4,421,619	19,841,152	2,850,580	1,108,663	1,292,135
Written option contracts expired or closed	(1,231,667)	912,696	15,799	(60,015)	77,934
Net realized gain (loss)	3,820,786	9,225,929	1,694,855	1,026,929	1,094,393
Net change in unrealized appreciation (depreciation) on:
Investments	173,975	23,003,182	1,732,487	2,585,173	3,024,510
Written option contracts	167,877	(5,598,113)	(392,782)	(219,421)	(659,940)
Net change in unrealized appreciation (depreciation)	341,852	17,405,069	1,339,705	2,365,752	2,364,570
Net realized and unrealized gain (loss)	4,162,638	26,630,998	3,034,560	3,392,681	3,458,963
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,881,446	$24,809,499	$2,822,166	$3,220,558	$3,266,163

The accompanying notes are an integral part of these financial statements.

325

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - June	Innovator International Developed Power Buffer ETF - March	Innovator International Developed Power Buffer ETF - May
INVESTMENT INCOME:
Interest income	$17,475	$17,166	$4,711	$4,301	$2,180
Total investment income	17,475	17,166	4,711	4,301	2,180
EXPENSES:
Investment advisory fee	1,528,273	1,498,266	364,704	338,807	184,406
Total expenses	1,528,273	1,498,266	364,704	338,807	184,406
NET INVESTMENT LOSS	(1,510,798)	(1,481,100)	(359,993)	(334,506)	(182,226)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,730,028)	(4,406,724)	(996,483)	(1,152,842)	161,972
In-kind redemptions	22,817,929	23,172,090	4,276,608	4,270,579	1,283,408
Written option contracts expired or closed	(108,146)	74,684	25,434	(121,911)	7,691
Net realized gain (loss)	8,979,755	18,840,050	3,305,559	2,995,826	1,453,071
Net change in unrealized appreciation (depreciation) on:
Investments	22,353,486	5,818,969	2,277,217	2,766,493	2,068,068
Written option contracts	(7,180,740)	493,768	157,918	(464,251)	(8,097)
Net change in unrealized appreciation (depreciation)	15,172,746	6,312,737	2,435,135	2,302,242	2,059,971
Net realized and unrealized gain (loss)	24,152,501	25,152,787	5,740,694	5,298,068	3,513,042
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,641,703	$23,671,687	$5,380,701	$4,963,562	$3,330,816

The accompanying notes are an integral part of these financial statements.

326

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator International Developed Power Buffer ETF - November	Innovator International Developed Power Buffer ETF - October	Innovator International Developed Power Buffer ETF - September	Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Innovator Premium Income 15 Buffer ETF - April
INVESTMENT INCOME:
Interest income	$1,113	$13,992	$8,487	$6,886	$235,439
Total investment income	1,113	13,992	8,487	6,886	235,439
EXPENSES:
Investment advisory fee	107,586	1,103,487	697,570	954,406	43,288
Total expenses	107,586	1,103,487	697,570	954,406	43,288
NET INVESTMENT INCOME/(LOSS)	(106,473)	(1,089,495)	(689,083)	(947,520)	192,151
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(572,742)	(6,563,128)	(5,371,919)	(4,396,556)	(6)
In-kind redemptions	2,609,478	20,508,792	13,791,335	25,591,456	—
Written option contracts expired or closed	(282,854)	144,505	62,304	(7,713,143)	59,071
Net realized gain (loss)	1,753,882	14,090,169	8,481,720	13,481,757	59,065
Net change in unrealized appreciation (depreciation) on:
Investments	(601)	4,423,749	3,054,580	7,364,171	(1,634)
Written option contracts	(597)	278,457	(626,951)	(3,740,588)	103,173
Net change in unrealized appreciation (depreciation)	(1,198)	4,702,206	2,427,629	3,623,583	101,539
Net realized and unrealized gain (loss)	1,752,684	18,792,375	10,909,349	17,105,340	160,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,646,211	$17,702,880	$10,220,266	$16,157,820	$352,755

The accompanying notes are an integral part of these financial statements.

327

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator Premium Income 15 Buffer ETF - January	Innovator Premium Income 15 Buffer ETF - July	Innovator Premium Income 15 Buffer ETF - October	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - January
INVESTMENT INCOME:
Interest income	$ 501,881	$167,292	$656,697	$1,167,617	$485,656
Total investment income	501,881	167,292	656,697	1,167,617	485,656
EXPENSES:
Investment advisory fee	93,496	30,658	130,359	215,582	90,230
Total expenses	93,496	30,658	130,359	215,582	90,230
NET INVESTMENT INCOME	408,385	136,634	526,338	952,035	395,426
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,721)	6	(9,776)	(5,961,931)	(2,192,347)
In-kind redemptions	54,434	—	87,600	523,770	689,151
Written option contracts expired or closed	135,481	40,704	249,123	6,376,259	2,885,542
Net realized gain (loss)	188,194	40,710	326,947	938,098	1,382,346
Net change in unrealized appreciation (depreciation) on:
Investments	2,914	3,608	45,798	(3,117,124)	(2,052,815)
Written option contracts	78,677	63,088	39,678	3,256,786	1,155,249
Net change in unrealized appreciation (depreciation)	81,591	66,696	85,476	139,662	(897,566)
Net realized and unrealized gain (loss)	269,785	107,406	412,423	1,077,760	484,780
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 678,170	$244,040	$938,761	$2,029,795	$880,206

The accompanying notes are an integral part of these financial statements.

328

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator Premium Income 20 Barrier ETF - July	Innovator Premium Income 20 Barrier ETF - October	Innovator Premium Income 30 Barrier ETF - April	Innovator Premium Income 30 Barrier ETF - January	Innovator Premium Income 30 Barrier ETF - July
INVESTMENT INCOME:
Interest income	$888,183	$774,666	$1,550,561	$797,666	$945,302
Total investment income	888,183	774,666	1,550,561	797,666	945,302
EXPENSES:
Investment advisory fee	151,157	153,065	287,488	147,721	160,808
Total expenses	151,157	153,065	287,488	147,721	160,808
NET INVESTMENT INCOME	737,026	621,601	1,263,073	649,945	784,494
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,648,377)	(4,728,403)	(6,393,265)	(3,545,104)	(3,216,206)
In-kind redemptions	36,646	181,584	1,336,885	352,243	54,925
Written option contracts expired or closed	3,955,687	5,127,516	6,924,268	3,235,508	3,488,687
Net realized gain (loss)	343,956	580,697	1,867,888	42,647	327,406
Net change in unrealized appreciation (depreciation) on:
Investments	(2,316,139)	(519,604)	(4,360,360)	(375,125)	(1,948,779)
Written option contracts	2,601,207	615,723	3,509,212	697,798	2,043,611
Net change in unrealized appreciation (depreciation)	285,068	96,119	(851,148)	322,673	94,832
Net realized and unrealized gain (loss)	629,024	676,816	1,016,740	365,320	422,238
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,366,050	$1,298,417	$2,279,813	$1,015,265	$1,206,732

The accompanying notes are an integral part of these financial statements.

329

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator Premium Income 30 Barrier ETF - October	Innovator U.S. Equity 10 Buffer ETF - Quarterly	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - January
INVESTMENT INCOME:
Interest income	$837,234	$23,625	$6,465	$22,304	$13,313
Total investment income	837,234	23,625	6,465	22,304	13,313
EXPENSES:
Investment advisory fee	166,367	3,066,735	857,151	1,342,441	752,094
Total expenses	166,367	3,066,735	857,151	1,342,441	752,094
NET INVESTMENT INCOME/(LOSS)	670,867	(3,043,110)	(850,686)	(1,320,137)	(738,781)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,433,694)	8,772,636	(1,139,910)	(5,733,546)	(5,373,778)
In-kind redemptions	125,684	51,786,604	16,355,483	50,547,334	27,168,533
Written option contracts expired or closed	4,661,468	(18,917,512)	(2,690,775)	4,259,556	(19,934,032)
Net realized gain (loss)	353,458	41,641,728	12,524,798	49,073,344	1,860,723
Net change in unrealized appreciation (depreciation) on:
Investments	(420,592)	10,952,268	3,774,195	29,823,215	(2,498,955)
Written option contracts	531,807	(4,433,246)	(742,914)	(38,520,680)	(456,742)
Net change in unrealized appreciation (depreciation)	111,215	6,519,022	3,031,281	(8,697,465)	(2,955,697)
Net realized and unrealized gain (loss)	464,673	48,160,750	15,556,079	40,375,879	(1,094,974)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,135,540	$45,117,640	$14,705,393	$39,055,742	$(1,833,755)

The accompanying notes are an integral part of these financial statements.

330

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - January
INVESTMENT INCOME:
Interest income	$17,509	$11,972	$2,680	$2,540	$1,783
Total investment income	17,509	11,972	2,680	2,540	1,783
EXPENSES:
Investment advisory fee	1,169,389	713,455	472,497	158,027	135,019
Total expenses	1,169,389	713,455	472,497	158,027	135,019
NET INVESTMENT LOSS	(1,151,880)	(701,483)	(469,817)	(155,487)	(133,236)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,098,796	(4,800,520)	3,933,685	(1,224,372)	2,503,003
In-kind redemptions	14,214,750	28,753,702	9,251,440	3,998,767	3,515,670
Written option contracts expired or closed	(5,101,858)	(12,426,423)	(5,539,825)	718,261	(5,082,237)
Net realized gain (loss)	12,211,688	11,526,759	7,645,300	3,492,656	936,436
Net change in unrealized appreciation (depreciation) on:
Investments	11,937,408	3,769,568	3,403,223	10,217,309	977,391
Written option contracts	(10,267,057)	(2,809,890)	(1,783,305)	(8,830,292)	775,708
Net change in unrealized appreciation (depreciation)	1,670,351	959,678	1,619,918	1,387,017	1,753,099
Net realized and unrealized gain (loss)	13,882,039	12,486,437	9,265,218	4,879,673	2,689,535
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,730,159	$11,784,954	$8,795,401	$4,724,186	$2,556,299

The accompanying notes are an integral part of these financial statements.

331

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October	Innovator U.S. Equity Buffer ETF - April	Innovator U.S. Equity Buffer ETF - August	Innovator U.S. Equity Buffer ETF - December
INVESTMENT INCOME:
Interest income	$1,570	$1,801	$39,521	$24,055	$34,197
Total investment income	1,570	1,801	39,521	24,055	34,197
EXPENSES:
Investment advisory fee	98,798	106,228	2,477,342	1,437,646	1,819,644
Total expenses	98,798	106,228	2,477,342	1,437,646	1,819,644
NET INVESTMENT LOSS	(97,228)	(104,427)	(2,437,821)	(1,413,591)	(1,785,447)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,054,410	157,506	(11,169,739)	(9,393,933)	(2,945,064)
In-kind redemptions	1,257,859	4,145,442	44,473,406	32,136,116	41,806,375
Written option contracts expired or closed	(1,449,136)	(2,461,233)	(439,208)	53,896	(13,553,534)
Net realized gain (loss)	1,863,133	1,841,715	32,864,459	22,796,079	25,307,777
Net change in unrealized appreciation (depreciation) on:
Investments	2,214,107	1,088,095	36,443,052	8,161,709	(8,072,175)
Written option contracts	(1,947,663)	(835,610)	(20,573,313)	(3,146,874)	6,855,501
Net change in unrealized appreciation (depreciation)	266,444	252,485	15,869,739	5,014,835	(1,216,674)
Net realized and unrealized gain (loss)	2,129,577	2,094,200	48,734,198	27,810,914	24,091,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,032,349	$1,989,773	$46,296,377	$26,397,323	$22,305,656

The accompanying notes are an integral part of these financial statements.

332

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - March
INVESTMENT INCOME:
Interest income	$22,055	$35,870	$32,484	$19,419	$23,631
Total investment income	22,055	35,870	32,484	19,419	23,631
EXPENSES:
Investment advisory fee	1,400,027	2,237,710	2,014,395	1,202,409	1,516,533
Total expenses	1,400,027	2,237,710	2,014,395	1,202,409	1,516,533
NET INVESTMENT LOSS	(1,377,972)	(2,201,840)	(1,981,911)	(1,182,990)	(1,492,902)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(6,101,218)	(17,117,681)	(528,263)	(3,214,329)	(10,944,729)
In-kind redemptions	35,503,199	71,349,342	33,535,878	21,306,313	39,299,182
Written option contracts expired or closed	(7,148,117)	(10,394,290)	93,936	(282,179)	1,275,649
Net realized gain (loss)	22,253,864	43,837,371	33,101,551	17,809,805	29,630,102
Net change in unrealized appreciation (depreciation) on:
Investments	417,222	(5,413,894)	12,646,592	9,326,496	4,084,644
Written option contracts	2,536,944	3,134,710	(4,807,042)	(4,446,275)	(2,338,046)
Net change in unrealized appreciation (depreciation)	2,954,166	(2,279,184)	7,839,550	4,880,221	1,746,598
Net realized and unrealized gain (loss)	25,208,030	41,558,187	40,941,101	22,690,026	31,376,700
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 23,830,058	$39,356,347	$38,959,190	$21,507,036	$29,883,798

The accompanying notes are an integral part of these financial statements.

333

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - April
INVESTMENT INCOME:
Interest income	$16,264	$19,065	$32,902	$23,768	$93,273
Total investment income	16,264	19,065	32,902	23,768	93,273
EXPENSES:
Investment advisory fee	1,115,649	1,155,685	1,918,772	1,470,656	6,127,703
Total expenses	1,115,649	1,155,685	1,918,772	1,470,656	6,127,703
NET INVESTMENT LOSS	(1,099,385)	(1,136,620)	(1,885,870)	(1,446,888)	(6,034,430)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,703,985	(3,895,358)	(8,176,038)	(5,246,898)	(45,901,137)
In-kind redemptions	11,266,645	26,108,595	35,901,380	28,909,230	109,208,757
Written option contracts expired or closed	134,261	(2,989,784)	(1,144,740)	176,938	(971,498)
Net realized gain (loss)	15,104,891	19,223,453	26,580,602	23,839,270	62,336,122
Net change in unrealized appreciation (depreciation) on:
Investments	11,637,329	489	6,723,179	8,394,273	78,954,031
Written option contracts	(6,406,950)	615	(2,044,711)	(2,974,184)	(68,645,390)
Net change in unrealized appreciation (depreciation)	5,230,379	1,104	4,678,468	5,420,089	10,308,641
Net realized and unrealized gain (loss)	20,335,270	19,224,557	31,259,070	29,259,359	72,644,763
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 19,235,885	$18,087,937	$29,373,200	$27,812,471	$66,610,333

The accompanying notes are an integral part of these financial statements.

334

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Power Buffer ETF - August	Innovator U.S. Equity Power Buffer ETF - December	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - July
INVESTMENT INCOME:
Interest income	$105,274	$126,807	$96,902	$142,020	$122,921
Total investment income	105,274	126,807	96,902	142,020	122,921
EXPENSES:
Investment advisory fee	6,666,346	7,751,190	6,064,490	9,317,704	7,835,276
Total expenses	6,666,346	7,751,190	6,064,490	9,317,704	7,835,276
NET INVESTMENT LOSS	(6,561,072)	(7,624,383)	(5,967,588)	(9,175,684)	(7,712,355)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(26,819,910)	(14,288,239)	(29,145,310)	(70,564,595)	(1,530,711)
In-kind redemptions	130,601,651	225,198,885	151,071,919	274,590,083	121,372,160
Written option contracts expired or closed	(957,329)	(104,506,514)	(47,108,984)	(65,081,579)	(206,610)
Net realized gain (loss)	102,824,412	106,404,132	74,817,625	138,943,909	119,634,839
Net change in unrealized appreciation (depreciation) on:
Investments	34,323,416	(58,229,711)	(7,179,683)	(14,901,143)	53,076,729
Written option contracts	(22,142,499)	58,491,270	16,641,020	14,509,888	(33,077,103)
Net change in unrealized appreciation (depreciation)	12,180,917	261,559	9,461,337	(391,255)	19,999,626
Net realized and unrealized gain (loss)	115,005,329	106,665,691	84,278,962	138,552,654	139,634,465
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 108,444,257	$99,041,308	$78,311,374	$129,376,970	$131,922,110

The accompanying notes are an integral part of these financial statements.

335

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - October
INVESTMENT INCOME:
Interest income	$81,203	$72,998	$67,121	$91,191	$109,070
Total investment income	81,203	72,998	67,121	91,191	109,070
EXPENSES:
Investment advisory fee	5,152,211	4,697,611	4,510,258	5,638,425	6,628,466
Total expenses	5,152,211	4,697,611	4,510,258	5,638,425	6,628,466
NET INVESTMENT LOSS	(5,071,008)	(4,624,613)	(4,443,137)	(5,547,234)	(6,519,396)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(30,660,661)	(33,296,323)	(2,625,260)	(32,009,847)	(27,655,692)
In-kind redemptions	97,456,675	114,338,601	57,750,580	133,109,205	135,097,606
Written option contracts expired or closed	3,760,895	(5,717,204)	(677,297)	(28,876,116)	(18,872,939)
Net realized gain (loss)	70,556,909	75,325,074	54,448,023	72,223,242	88,568,975
Net change in unrealized appreciation (depreciation) on:
Investments	48,656,501	17,567,540	46,244,348	25,345	25,578,629
Written option contracts	(30,348,954)	(13,366,160)	(33,437,418)	26,177	(12,506,432)
Net change in unrealized appreciation (depreciation)	18,307,547	4,201,380	12,806,930	51,522	13,072,197
Net realized and unrealized gain (loss)	88,864,456	79,526,454	67,254,953	72,274,764	101,641,172
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,793,448	$74,901,841	$62,811,816	$66,727,530	$95,121,776

The accompanying notes are an integral part of these financial statements.

336

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - April	Innovator U.S. Equity Ultra Buffer ETF - August	Innovator U.S. Equity Ultra Buffer ETF - December	Innovator U.S. Equity Ultra Buffer ETF - February
INVESTMENT INCOME:
Interest income	$102,831	$20,988	$24,133	$39,785	$22,898
Total investment income	102,831	20,988	24,133	39,785	22,898
EXPENSES:
Investment advisory fee	6,390,362	1,229,426	1,526,154	2,179,455	1,351,029
Total expenses	6,390,362	1,229,426	1,526,154	2,179,455	1,351,029
NET INVESTMENT LOSS	(6,287,531)	(1,208,438)	(1,502,021)	(2,139,670)	(1,328,131)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(26,376,702)	(3,640,839)	(6,151,065)	(1,891,281)	(3,223,161)
In-kind redemptions	120,783,867	22,107,104	30,847,400	44,560,688	27,449,536
Written option contracts expired or closed	(5,139,602)	(273,283)	227,279	(10,040,235)	(4,990,094)
Net realized gain (loss)	89,267,563	18,192,982	24,923,614	32,629,172	19,236,281
Net change in unrealized appreciation (depreciation) on:
Investments	30,717,743	12,792,032	6,575,301	10,959,304	9,668,624
Written option contracts	(18,130,655)	(14,505,798)	(6,055,554)	1,151,577	(3,001,142)
Net change in unrealized appreciation (depreciation)	12,587,088	(1,713,766)	519,747	12,110,881	6,667,482
Net realized and unrealized gain (loss)	101,854,651	16,479,216	25,443,361	44,740,053	25,903,763
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,567,120	$15,270,778	$23,941,340	$42,600,383	$24,575,632

The accompanying notes are an integral part of these financial statements.

337

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - May
INVESTMENT INCOME:
Interest income	$26,141	$20,402	$11,911	$17,787	$6,553
Total investment income	26,141	20,402	11,911	17,787	6,553
EXPENSES:
Investment advisory fee	1,653,698	1,263,176	748,069	1,091,791	433,350
Total expenses	1,653,698	1,263,176	748,069	1,091,791	433,350
NET INVESTMENT LOSS	(1,627,557)	(1,242,774)	(736,158)	(1,074,004)	(426,797)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(10,235,744)	(244,235)	(825,125)	(4,679,822)	1,998,705
In-kind redemptions	46,462,979	20,473,611	9,748,734	18,392,912	4,011,714
Written option contracts expired or closed	(11,238,464)	(131,588)	(83,499)	(746,297)	(14,626)
Net realized gain (loss)	24,988,771	20,097,788	8,840,110	12,966,793	5,995,793
Net change in unrealized appreciation (depreciation) on:
Investments	(1,769,926)	12,477,555	9,605,831	14,788,177	5,007,981
Written option contracts	1,454,672	(7,942,981)	(7,234,361)	(7,105,302)	(4,278,464)
Net change in unrealized appreciation (depreciation)	(315,254)	4,534,574	2,371,470	7,682,875	729,517
Net realized and unrealized gain (loss)	24,673,517	24,632,362	11,211,580	20,649,668	6,725,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,045,960	$23,389,588	$10,475,422	$19,575,664	$6,298,513

The accompanying notes are an integral part of these financial statements.

338

INNOVATOR ETFs TRUST
Statements of Operations
For the Year Ended October 31, 2025(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	Innovator U.S. Small Cap Power Buffer ETF - April
INVESTMENT INCOME:
Interest income	$12,724	$23,660	$21,360	$3,430	$21,333
Total investment income	12,724	23,660	21,360	3,430	21,333
EXPENSES:
Investment advisory fee	730,530	1,387,415	1,238,769	480,629	1,358,237
Total expenses	730,530	1,387,415	1,238,769	480,629	1,358,237
NET INVESTMENT LOSS	(717,806)	(1,363,755)	(1,217,409)	(477,199)	(1,336,904)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,488,063)	(3,735,074)	(3,159,649)	(2,862,073)	(10,535,272)
In-kind redemptions	17,196,455	25,357,574	20,535,217	10,654,621	11,347,697
Written option contracts expired or closed	(4,003,346)	(3,916,293)	(763,527)	(1,354,526)	16,888
Net realized gain (loss)	10,705,046	17,706,207	16,612,041	6,438,022	829,313
Net change in unrealized appreciation (depreciation) on:
Investments	(322)	4,809,732	8,113,046	883,609	25,697,569
Written option contracts	(288)	(2,534,798)	(5,042,243)	291,871	(11,767,971)
Net change in unrealized appreciation (depreciation)	(610)	2,274,934	3,070,803	1,175,480	13,929,598
Net realized and unrealized gain (loss)	10,704,436	19,981,141	19,682,844	7,613,502	14,758,911
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,986,630	$18,617,386	$18,465,435	$7,136,303	$13,422,007

The accompanying notes are an integral part of these financial statements.

339

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - August	Innovator U.S. Small Cap Power Buffer ETF - December(a)	Innovator U.S. Small Cap Power Buffer ETF - February(b)	Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - July
INVESTMENT INCOME:
Interest income	$15,756	$7,921	$2,903	$38,476	$17,626
Total investment income	15,756	7,921	2,903	38,476	17,626
EXPENSES:
Investment advisory fee	874,555	407,401	158,429	2,479,503	1,169,400
Total expenses	874,555	407,401	158,429	2,479,503	1,169,400
NET INVESTMENT LOSS	(858,799)	(399,480)	(155,526)	(2,441,027)	(1,151,774)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,188,107)	(404,601)	(43,461)	(37,044,909)	(4,654,361)
In-kind redemptions	9,807,068	117,139	1,973,734	59,034,389	9,400,987
Written option contracts expired or closed	(532)	(246,789)	(5,887)	1,892,769	1,573,398
Net realized gain (loss)	(3,381,571)	(534,251)	1,924,386	23,882,249	6,320,024
Net change in unrealized appreciation (depreciation) on:
Investments	11,659,270	(1,201,324)	962,839	1,108,366	7,690,480
Written option contracts	(3,962,649)	2,285,936	46,305	(1,769,491)	(3,377,830)
Net change in unrealized appreciation (depreciation)	7,696,621	1,084,612	1,009,144	(661,125)	4,312,650
Net realized and unrealized gain (loss)	4,315,050	550,361	2,933,530	23,221,124	10,632,674
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,456,251	$150,881	$2,778,004	$20,780,097	$9,480,900

(a)	Inception date of the Fund was November 29, 2024.
(b)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

340

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - June	Innovator U.S. Small Cap Power Buffer ETF - March(a)	Innovator U.S. Small Cap Power Buffer ETF - May(b)	Innovator U.S. Small Cap Power Buffer ETF - November	Innovator U.S. Small Cap Power Buffer ETF - October
INVESTMENT INCOME:
Interest income	$2,399	$1,037	$2,380	$2,624	$14,744
Total investment income	2,399	1,037	2,380	2,624	14,744
EXPENSES:
Investment advisory fee	140,411	62,878	139,033	146,762	928,495
Total expenses	140,411	62,878	139,033	146,762	928,495
NET INVESTMENT LOSS	(138,012)	(61,841)	(136,653)	(144,138)	(913,751)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,525,174)	(7,915)	(3,641)	(994,833)	(5,618,147)
In-kind redemptions	1,398,824	412,258	2,644,369	2,341,940	13,541,042
Written option contracts expired or closed	7,958	(2,414)	(6,317)	52,398	1,022,571
Net realized gain (loss)	(118,392)	401,929	2,634,411	1,399,505	8,945,466
Net change in unrealized appreciation (depreciation) on:
Investments	2,351,389	1,252,635	2,934,382	(1,351)	3,856,961
Written option contracts	(1,032,131)	(34,940)	(1,400,149)	(1,349)	(1,058,542)
Net change in unrealized appreciation (depreciation)	1,319,258	1,217,695	1,534,233	(2,700)	2,798,419
Net realized and unrealized gain (loss)	1,200,866	1,619,624	4,168,644	1,396,805	11,743,885
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,062,854	$1,557,783	$4,031,991	$1,252,667	$10,830,134

(a)	Inception date of the Fund was February 28, 2025.
(b)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

341

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended October 31, 2025(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - September	Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly(a)
INVESTMENT INCOME:
Interest income	$2,525	$262,541
Total investment income	2,525	262,541
EXPENSES:
Investment advisory fee	138,858	71,731
Total expenses	138,858	71,731
NET INVESTMENT INCOME/(LOSS)	(136,333)	190,810
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(396,193)	(463,369)
In-kind redemptions	1,978,973	2,658,808
Written option contracts expired or closed	(653)	(541,817)
Net realized gain (loss)	1,582,127	1,653,622
Net change in unrealized appreciation (depreciation) on:
Investments	937,559	(1,028,386)
Written option contracts	(378,521)	241,864
Net change in unrealized appreciation (depreciation)	559,038	(786,522)
Net realized and unrealized gain (loss)	2,141,165	867,100
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,004,832	$1,057,910

(a)	Inception date of the Fund was February 5, 2025.
The accompanying notes are an integral part of these financial statements.

342

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly		Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(223,250)	$(388,469)	$(199,005)	$(458,306)
Net realized gain (loss)	(3,478,971)	5,308,811	(201,617)	(1,167,901)
Net change in unrealized appreciation (depreciation)	1,730,932	(1,699,556)	456,345	10,891,115
Net increase (decrease) in net assets from operations	(1,971,289)	3,220,786	55,723	9,264,908
CAPITAL TRANSACTIONS:
Shares sold	79,666,077	167,733,255	37,554,097	11,405,590
Shares redeemed	(122,814,565)	(104,638,955)	(24,376,753)	(83,016,730)
ETF transaction fees (See Note 5)	47,053	47,514	25,294	30,589
Net increase (decrease) in net assets from capital transactions	(43,101,435)	63,141,814	13,202,638	(71,580,551)
Net increase (decrease) in net assets	(45,072,724)	66,362,600	13,258,361	(62,315,643)
NET ASSETS:
Beginning of the year	76,624,113	10,261,513	15,124,566	77,440,209
End of the year	$31,551,389	$76,624,113	$28,382,927	$15,124,566
SHARES TRANSACTIONS
Shares sold	3,900,000	8,200,000	1,875,000	575,000
Shares redeemed	(6,125,000)	(4,975,000)	(1,225,000)	(4,175,000)
Total increase (decrease) in shares outstanding	(2,225,000)	3,225,000	650,000	(3,600,000)

The accompanying notes are an integral part of these financial statements.

343

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Defined Wealth Shield ETF		Innovator Emerging Markets 10 Buffer ETF - Quarterly
	Year Ended October 31,		Year Ended October 31, 2025	Period Ended October 31, 2024(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$(9,301,231)	$(4,477,021)	$(81,080)	$(12,882)
Net realized gain (loss)	90,535,964	68,639,595	614,258	140,847
Net change in unrealized appreciation (depreciation)	12,129,390	1,944,665	383,144	(188,694)
Net increase (decrease) in net assets from operations	93,364,123	66,107,239	916,322	(60,729)
CAPITAL TRANSACTIONS:
Shares sold	1,378,005,885	851,983,843	26,800,315	15,417,455
Shares redeemed	(486,534,037)	(508,171,268)	(22,305,853)	(5,145,155)
ETF transaction fees (See Note 5)	320,621	306,643	5,581	5,804
Net increase (decrease) in net assets from capital transactions	891,792,469	344,119,218	4,500,043	10,278,104
Net increase (decrease) in net assets	985,156,592	410,226,457	5,416,365	10,217,375
NET ASSETS:
Beginning of the period	900,617,623	490,391,166	10,217,375	—
End of the period	$ 1,885,774,215	$900,617,623	$15,633,740	$10,217,375
SHARES TRANSACTIONS
Shares sold	43,425,000	29,075,000	1,000,000	600,000
Shares redeemed	(15,500,000)	(17,525,000)	(850,000)	(200,000)
Total increase (decrease) in shares outstanding	27,925,000	11,550,000	150,000	400,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

344

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Emerging Markets Power Buffer ETF - April		Innovator Emerging Markets Power Buffer ETF - January
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(618,220)	$(635,285)	$(998,381)	$(1,637,855)
Net realized gain (loss)	4,652,649	3,490,112	6,482,379	15,332,277
Net change in unrealized appreciation (depreciation)	3,975,133	5,481,144	2,625,020	11,949,250
Net increase (decrease) in net assets from operations	8,009,562	8,335,971	8,109,018	25,643,672
CAPITAL TRANSACTIONS:
Shares sold	37,315,607	67,743,078	54,468,305	232,936,945
Shares redeemed	(34,785,715)	(68,085,085)	(90,522,617)	(394,942,625)
ETF transaction fees (See Note 5)	12,370	17,853	20,765	102,353
Net increase (decrease) in net assets from capital transactions	2,542,262	(324,154)	(36,033,547)	(161,903,327)
Net increase (decrease) in net assets	10,551,824	8,011,817	(27,924,529)	(136,259,655)
NET ASSETS:
Beginning of the year	66,496,734	58,484,917	128,147,617	264,407,272
End of the year	$77,048,558	$66,496,734	$100,223,088	$128,147,617
SHARES TRANSACTIONS
Shares sold	1,400,000	2,700,000	1,800,000	8,325,000
Shares redeemed	(1,275,000)	(2,675,000)	(2,950,000)	(14,000,000)
Total increase (decrease) in shares outstanding	125,000	25,000	(1,150,000)	(5,675,000)

The accompanying notes are an integral part of these financial statements.

345

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Emerging Markets Power Buffer ETF - July		Innovator Emerging Markets Power Buffer ETF - October
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(844,343)	$(836,300)	$(636,740)	$(360,906)
Net realized gain (loss)	9,408,743	7,300,838	11,359,802	8,386,729
Net change in unrealized appreciation (depreciation)	6,047,967	6,115,669	2,762,677	(509,819)
Net increase (decrease) in net assets from operations	14,612,367	12,580,207	13,485,739	7,516,004
CAPITAL TRANSACTIONS:
Shares sold	90,394,610	29,154,263	128,030,615	47,926,125
Shares redeemed	(43,641,885)	(55,934,818)	(88,870,508)	(45,083,065)
ETF transaction fees (See Note 5)	33,470	15,472	32,969	8,156
Net increase (decrease) in net assets from capital transactions	46,786,195	(26,765,083)	39,193,076	2,851,216
Net increase (decrease) in net assets	61,398,562	(14,184,876)	52,678,815	10,367,220
NET ASSETS:
Beginning of the year	86,896,222	101,081,098	53,242,201	42,874,981
End of the year	$ 148,294,784	$86,896,222	$105,921,016	$53,242,201
SHARES TRANSACTIONS
Shares sold	3,275,000	1,225,000	4,375,000	1,850,000
Shares redeemed	(1,650,000)	(2,350,000)	(3,025,000)	(1,775,000)
Total increase (decrease) in shares outstanding	1,625,000	(1,125,000)	1,350,000	75,000

The accompanying notes are an integral part of these financial statements.

346

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF – 1 Yr April	Innovator Equity Defined Protection ETF - 1 Yr August		Innovator Equity Defined Protection ETF - 1 Yr December
	Period Ended October 31, 2025(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(173,885)	$(632,266)	$(136,119)	$(924,498)
Net realized gain (loss)	688,856	6,049,024	82,933	8,896,534
Net change in unrealized appreciation (depreciation)	1,638,723	627,310	1,851,203	1,495,459
Net increase (decrease) in net assets from operations	2,153,694	6,044,068	1,798,017	9,467,495
CAPITAL TRANSACTIONS:
Shares sold	43,005,663	128,204,950	82,379,685	201,632,625
Shares redeemed	(6,229,853)	(97,383,043)	(3,060,560)	(111,278,215)
ETF transaction fees (See Note 5)	21,662	34,731	41,502	121,968
Net increase (decrease) in net assets from capital transactions	36,797,472	30,856,638	79,360,627	90,476,378
Net increase (decrease) in net assets	38,951,166	36,900,706	81,158,644	99,943,873
NET ASSETS:
Beginning of the period	—	81,158,644	—	—
End of the period	$ 38,951,166	$118,059,350	$81,158,644	$99,943,873
SHARES TRANSACTIONS
Shares sold	1,775,000	4,950,000	3,425,000	8,450,000
Shares redeemed	(250,000)	(3,800,000)	(125,000)	(4,525,000)
Total increase (decrease) in shares outstanding	1,525,000	1,150,000	3,300,000	3,925,000

(a)	Inception date of the Fund was March 31, 2025.
(b)	Inception date of the Fund was July 31, 2024.
(c)	Inception date of the Fund was November 29, 2024.
The accompanying notes are an integral part of these financial statements.

347

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr February	Innovator Equity Defined Protection ETF - 1 Yr January	Innovator Equity Defined Protection ETF - 1 Yr July
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Year Ended October 31, 2025	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$(687,906)	$(328,687)	$(956,304)	$(284,633)
Net realized gain (loss)	2,939,542	308,821	9,482,645	1,014,853
Net change in unrealized appreciation (depreciation)	4,523,609	2,889,527	1,516,592	2,353,251
Net increase (decrease) in net assets from operations	6,775,245	2,869,661	10,042,933	3,083,471
CAPITAL TRANSACTIONS:
Shares sold	142,865,687	54,518,770	176,014,038	128,414,355
Shares redeemed	(32,401,695)	(2,651,830)	(147,249,075)	(15,995,258)
ETF transaction fees (See Note 5)	63,833	19,155	33,345	64,532
Net increase (decrease) in net assets from capital transactions	110,527,825	51,886,095	28,798,308	112,483,629
Net increase (decrease) in net assets	117,303,070	54,755,756	38,841,241	115,567,100
NET ASSETS:
Beginning of the period	—	—	115,567,100	—
End of the period	$117,303,070	$54,755,756	$154,408,341	$115,567,100
SHARES TRANSACTIONS
Shares sold	6,000,000	2,125,000	6,300,000	4,925,000
Shares redeemed	(1,325,000)	(100,000)	(5,275,000)	(600,000)
Total increase (decrease) in shares outstanding	4,675,000	2,025,000	1,025,000	4,325,000

(a)	Inception date of the Fund was January 31, 2025.
(b)	Inception date of the Fund was December 31, 2024.
(c)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

348

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr June	Innovator Equity Defined Protection ETF - 1 Yr March	Innovator Equity Defined Protection ETF - 1 Yr May
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(163,770)	$(519,137)	$(139,683)
Net realized gain (loss)	80,440	1,383,008	345,294
Net change in unrealized appreciation (depreciation)	1,637,907	4,601,231	1,089,011
Net increase (decrease) in net assets from operations	1,554,577	5,465,102	1,294,622
CAPITAL TRANSACTIONS:
Shares sold	53,610,702	111,619,685	38,904,918
Shares redeemed	(1,323,320)	(21,268,623)	(3,723,530)
ETF transaction fees (See Note 5)	24,455	58,972	19,249
Net increase (decrease) in net assets from capital transactions	52,311,837	90,410,034	35,200,637
Net increase (decrease) in net assets	53,866,414	95,875,136	36,495,259
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 53,866,414	$95,875,136	$36,495,259
SHARES TRANSACTIONS
Shares sold	2,075,000	4,325,000	1,600,000
Shares redeemed	(50,000)	(800,000)	(150,000)
Total increase (decrease) in shares outstanding	2,025,000	3,525,000	1,450,000

(a)	Inception date of the Fund was May 30, 2025.
(b)	Inception date of the Fund was February 28, 2025.
(c)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

349

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr November		Innovator Equity Defined Protection ETF - 1 Yr October
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(358,245)	$—	$(561,963)	$(32,439)
Net realized gain (loss)	3,392,016	—	4,584,705	—
Net change in unrealized appreciation (depreciation)	(3,473)	(160)	625,376	(71,851)
Net increase (decrease) in net assets from operations	3,030,298	(160)	4,648,118	(104,290)
CAPITAL TRANSACTIONS:
Shares sold	134,394,638	1,241,500	147,131,792	69,478,798
Shares redeemed	(92,971,563)	—	(90,480,875)	—
ETF transaction fees (See Note 5)	42,962	621	37,952	26,913
Net increase (decrease) in net assets from capital transactions	41,466,037	1,242,121	56,688,869	69,505,711
Net increase (decrease) in net assets	44,496,335	1,241,961	61,336,987	69,401,421
NET ASSETS:
Beginning of the period	1,241,961	—	69,401,421	—
End of the period	$45,738,296	$1,241,961	$130,738,408	$69,401,421
SHARES TRANSACTIONS
Shares sold	5,275,000	50,000	5,575,000	2,775,000
Shares redeemed	(3,600,000)	—	(3,450,000)	—
Total increase (decrease) in shares outstanding	1,675,000	50,000	2,125,000	2,775,000

(a)	Inception date of the Fund was October 31, 2024.
(b)	Inception date of the Fund was September 30, 2024.
The accompanying notes are an integral part of these financial statements.

350

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr September		Innovator Equity Defined Protection ETF - 2 Yr to April 2026
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(733,987)	$(117,538)	$(489,469)	$(287,824)
Net realized gain (loss)	6,672,347	67,339	2,407,441	1,004,454
Net change in unrealized appreciation (depreciation)	654,933	1,000,238	2,508,996	3,432,100
Net increase (decrease) in net assets from operations	6,593,293	950,039	4,426,968	4,148,730
CAPITAL TRANSACTIONS:
Shares sold	171,686,712	110,065,723	3,988,288	81,709,270
Shares redeemed	(139,842,858)	(1,245,735)	(22,616,815)	(14,177,015)
ETF transaction fees (See Note 5)	56,880	54,106	5,615	42,469
Net increase (decrease) in net assets from capital transactions	31,900,734	108,874,094	(18,622,912)	67,574,724
Net increase (decrease) in net assets	38,494,027	109,824,133	(14,195,944)	71,723,454
NET ASSETS:
Beginning of the period	109,824,133	—	71,723,454	—
End of the period	$148,318,160	$109,824,133	$57,527,510	$71,723,454
SHARES TRANSACTIONS
Shares sold	6,575,000	4,475,000	150,000	3,300,000
Shares redeemed	(5,425,000)	(50,000)	(850,000)	(550,000)
Total increase (decrease) in shares outstanding	1,150,000	4,425,000	(700,000)	2,750,000

(a)	Inception date of the Fund was August 30, 2024.
(b)	Inception date of the Fund was March 28, 2024.
The accompanying notes are an integral part of these financial statements.

351

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2027	Innovator Equity Defined Protection ETF - 2 Yr to January 2026		Innovator Equity Defined Protection ETF - 2 Yr to January 2027
	Period Ended October 31, 2025(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(40,911)	$(389,729)	$(424,640)	$(268,996)
Net realized gain (loss)	(5,080)	1,779,701	3,456,456	1,314,374
Net change in unrealized appreciation (depreciation)	605,582	1,661,680	1,447,955	1,633,586
Net increase (decrease) in net assets from operations	559,591	3,051,652	4,479,771	2,678,964
CAPITAL TRANSACTIONS:
Shares sold	9,708,308	1,956,832	88,682,423	56,081,350
Shares redeemed	—	(21,954,162)	(33,443,803)	(21,503,160)
ETF transaction fees (See Note 5)	4,656	5,090	44,063	30,635
Net increase (decrease) in net assets from capital transactions	9,712,964	(19,992,240)	55,282,683	34,608,825
Net increase (decrease) in net assets	10,272,555	(16,940,588)	59,762,454	37,287,789
NET ASSETS:
Beginning of the period	—	59,762,454	—	—
End of the period	$ 10,272,555	$42,821,866	$59,762,454	$37,287,789
SHARES TRANSACTIONS
Shares sold	400,000	75,000	3,625,000	2,200,000
Shares redeemed	—	(825,000)	(1,325,000)	(825,000)
Total increase (decrease) in shares outstanding	400,000	(750,000)	2,300,000	1,375,000

(a)	Inception date of the Fund was March 31, 2025.
(b)	Inception date of the Fund was December 29, 2023.
(c)	Inception date of the Fund was December 31, 2024.
The accompanying notes are an integral part of these financial statements.

352

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2026		Innovator Equity Defined Protection ETF - 2 Yr to July 2027
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$(516,367)	$(148,213)	$(1,400,389)	$(1,742,373)
Net realized gain (loss)	2,593,098	(273,280)	17,185,716	17,276,366
Net change in unrealized appreciation (depreciation)	3,226,034	2,447,789	(3,599,167)	11,361,127
Net increase (decrease) in net assets from operations	5,302,765	2,026,296	12,186,160	26,895,120
CAPITAL TRANSACTIONS:
Shares sold	11,898,730	92,218,748	187,634,688	86,192,502
Shares redeemed	(25,471,558)	(24,951,060)	(245,651,947)	(97,351,205)
ETF transaction fees (See Note 5)	9,957	55,635	26,087	48,539
Net increase (decrease) in net assets from capital transactions	(13,562,871)	67,323,323	(57,991,172)	(11,110,164)
Net increase (decrease) in net assets	(8,260,106)	69,349,619	(45,805,012)	15,784,956
NET ASSETS:
Beginning of the period	69,349,619	—	213,593,236	197,808,280
End of the period	$61,089,513	$69,349,619	$167,788,224	$213,593,236
SHARES TRANSACTIONS
Shares sold	450,000	3,550,000	6,550,000	3,275,000
Shares redeemed	(925,000)	(950,000)	(8,625,000)	(3,650,000)
Total increase (decrease) in shares outstanding	(475,000)	2,600,000	(2,075,000)	(375,000)

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

353

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to October 2026		Innovator Equity Defined Protection ETF - 2 Yr to October 2027
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(611,603)	$(25,235)	$(5,377)
Net realized gain (loss)	1,432,203	35,856	(1)
Net change in unrealized appreciation (depreciation)	4,396,795	(242,990)	41,086
Net increase (decrease) in net assets from operations	5,217,395	(232,369)	35,708
CAPITAL TRANSACTIONS:
Shares sold	30,478,050	56,353,645	10,508,758
Shares redeemed	(18,213,110)	(1,240,255)	—
ETF transaction fees (See Note 5)	20,274	28,178	4,794
Net increase (decrease) in net assets from capital transactions	12,285,214	55,141,568	10,513,552
Net increase (decrease) in net assets	17,502,609	54,909,199	10,549,260
NET ASSETS:
Beginning of the period	54,909,199	—	—
End of the period	$72,411,808	$54,909,199	$10,549,260
SHARES TRANSACTIONS
Shares sold	1,225,000	2,275,000	400,000
Shares redeemed	(700,000)	(50,000)	—
Total increase (decrease) in shares outstanding	525,000	2,225,000	400,000

(a)	Inception date of the Fund was September 30, 2024.
(b)	Inception date of the Fund was September 30, 2025.
The accompanying notes are an integral part of these financial statements.

354

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct		Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(577,843)	$(35,656)	$(1,682,650)	$(392,768)
Net realized gain (loss)	3,427,850	—	13,638,776	1,502,478
Net change in unrealized appreciation (depreciation)	337,377	107,831	3,142,457	2,654,764
Net increase (decrease) in net assets from operations	3,187,384	72,175	15,098,583	3,764,474
CAPITAL TRANSACTIONS:
Shares sold	162,030,842	75,471,343	170,785,350	175,066,773
Shares redeemed	(140,005,788)	—	(98,428,105)	(25,311,600)
ETF transaction fees (See Note 5)	45,489	22,960	80,776	87,880
Net increase (decrease) in net assets from capital transactions	22,070,543	75,494,303	72,438,021	149,843,053
Net increase (decrease) in net assets	25,257,927	75,566,478	87,536,604	153,607,527
NET ASSETS:
Beginning of the period	75,566,478	—	153,607,527	—
End of the period	$100,824,405	$75,566,478	$241,144,131	$153,607,527
SHARES TRANSACTIONS
Shares sold	6,375,000	3,000,000	6,225,000	6,700,000
Shares redeemed	(5,500,000)	—	(3,600,000)	(950,000)
Total increase (decrease) in shares outstanding	875,000	3,000,000	2,625,000	5,750,000

(a)	Inception date of the Fund was September 30, 2024.
(b)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

355

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - July	Innovator Equity Dual Directional 10 Buffer ETF - November	Innovator Equity Dual Directional 10 Buffer ETF - October	Innovator Equity Dual Directional 10 Buffer ETF - September
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)	Period Ended October 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$(242,311)	$—	$(19,525)	$(22,444)
Net realized gain (loss)	1,951,173	—	—	—
Net change in unrealized appreciation (depreciation)	2,014,343	(470)	351,072	454,830
Net increase (decrease) in net assets from operations	3,723,205	(470)	331,547	432,386
CAPITAL TRANSACTIONS:
Shares sold	198,007,190	947,500	46,702,943	21,158,713
Shares redeemed	(99,225,920)	—	—	—
ETF transaction fees (See Note 5)	165,459	947	26,914	12,990
Net increase (decrease) in net assets from capital transactions	98,946,729	948,447	46,729,857	21,171,703
Net increase (decrease) in net assets	102,669,934	947,977	47,061,404	21,604,089
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 102,669,934	$947,977	$47,061,404	$21,604,089
SHARES TRANSACTIONS
Shares sold	10,000,000	50,000	2,200,000	1,025,000
Shares redeemed	(5,025,000)	—	—	—
Total increase (decrease) in shares outstanding	4,975,000	50,000	2,200,000	1,025,000

(a)	Inception date of the Fund was June 30, 2025.
(b)	Inception date of the Fund was October 31, 2025.
(c)	Inception date of the Fund was September 30, 2025.
(d)	Inception date of the Fund was August 29, 2025.
The accompanying notes are an integral part of these financial statements.

356

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - July	Innovator Equity Dual Directional 15 Buffer ETF - November	Innovator Equity Dual Directional 15 Buffer ETF - October	Innovator Equity Dual Directional 15 Buffer ETF - September
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)	Period Ended October 31, 2025(d)
OPERATIONS:
Net investment income (loss)	$(195,164)	$—	$(54,036)	$(58,132)
Net realized gain (loss)	1,742,991	—	—	(345,830)
Net change in unrealized appreciation (depreciation)	899,671	(652)	729,540	1,177,021
Net increase (decrease) in net assets from operations	2,447,498	(652)	675,504	773,059
CAPITAL TRANSACTIONS:
Shares sold	89,673,818	947,500	120,300,665	58,757,308
Shares redeemed	(9,071,265)	—	—	(4,154,800)
ETF transaction fees (See Note 5)	78,980	1,137	93,111	55,905
Net increase (decrease) in net assets from capital transactions	80,681,533	948,637	120,393,776	54,658,413
Net increase (decrease) in net assets	83,129,031	947,985	121,069,280	55,431,472
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 83,129,031	$947,985	$121,069,280	$55,431,472
SHARES TRANSACTIONS
Shares sold	4,550,000	50,000	5,675,000	2,850,000
Shares redeemed	(450,000)	—	—	(200,000)
Total increase (decrease) in shares outstanding	4,100,000	50,000	5,675,000	2,650,000

(a)	Inception date of the Fund was June 30, 2025.
(b)	Inception date of the Fund was October 31, 2025.
(c)	Inception date of the Fund was September 30, 2025.
(d)	Inception date of the Fund was August 29, 2025.
The accompanying notes are an integral part of these financial statements.

357

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth Accelerated ETF - Quarterly		Innovator Growth Accelerated Plus ETF - April
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(338,468)	$(263,473)	$(170,452)	$(102,629)
Net realized gain (loss)	7,075,035	9,838,949	3,095,398	2,845,376
Net change in unrealized appreciation (depreciation)	2,091,136	423,793	1,387,417	(63,312)
Net increase (decrease) in net assets from operations	8,827,703	9,999,269	4,312,363	2,679,435
CAPITAL TRANSACTIONS:
Shares sold	111,537,320	54,691,473	28,556,747	7,442,483
Shares redeemed	(93,021,777)	(63,307,443)	(16,323,029)	(14,424,330)
ETF transaction fees (See Note 5)	18,847	10,836	12,435	3,721
Net increase (decrease) in net assets from capital transactions	18,534,390	(8,605,134)	12,246,153	(6,978,126)
Net increase (decrease) in net assets	27,362,093	1,394,135	16,558,516	(4,298,691)
NET ASSETS:
Beginning of the year	34,240,656	32,846,521	14,329,694	18,628,385
End of the year	$61,602,749	$34,240,656	$30,888,210	$14,329,694
SHARES TRANSACTIONS
Shares sold	3,100,000	1,825,000	725,000	225,000
Shares redeemed	(2,600,000)	(2,125,000)	(425,000)	(450,000)
Total increase (decrease) in shares outstanding	500,000	(300,000)	300,000	(225,000)

The accompanying notes are an integral part of these financial statements.

358

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth Accelerated Plus ETF - January		Innovator Growth Accelerated Plus ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(153,945)	$(211,457)	$(133,052)	$(112,315)
Net realized gain (loss)	5,455,418	1,264,751	2,213,733	3,096,769
Net change in unrealized appreciation (depreciation)	(1,678,321)	3,173,739	1,489,430	859,551
Net increase (decrease) in net assets from operations	3,623,152	4,227,033	3,570,111	3,844,005
CAPITAL TRANSACTIONS:
Shares sold	29,002,685	17,903,602	17,957,780	11,941,748
Shares redeemed	(36,450,720)	(21,612,533)	(14,255,745)	(16,468,998)
ETF transaction fees (See Note 5)	10,812	7,063	6,246	5,971
Net increase (decrease) in net assets from capital transactions	(7,437,223)	(3,701,868)	3,708,281	(4,521,279)
Net increase (decrease) in net assets	(3,814,071)	525,165	7,278,392	(677,274)
NET ASSETS:
Beginning of the year	28,737,780	28,212,615	16,968,233	17,645,507
End of the year	$24,923,709	$28,737,780	$24,246,625	$16,968,233
SHARES TRANSACTIONS
Shares sold	1,100,000	825,000	500,000	400,000
Shares redeemed	(1,425,000)	(1,000,000)	(425,000)	(575,000)
Total increase (decrease) in shares outstanding	(325,000)	(175,000)	75,000	(175,000)

The accompanying notes are an integral part of these financial statements.

359

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth Accelerated Plus ETF - October		Innovator Growth-100 Power Buffer ETF - April
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(112,982)	$(87,140)	$(1,683,005)	$(1,310,522)
Net realized gain (loss)	2,563,269	2,383,331	18,403,023	24,478,614
Net change in unrealized appreciation (depreciation)	360,910	115,872	6,044,047	3,153,463
Net increase (decrease) in net assets from operations	2,811,197	2,412,063	22,764,065	26,321,555
CAPITAL TRANSACTIONS:
Shares sold	28,770,777	8,142,288	255,869,967	221,142,545
Shares redeemed	(25,471,110)	(13,593,945)	(266,380,238)	(185,329,977)
ETF transaction fees (See Note 5)	8,319	1,628	50,741	65,759
Net increase (decrease) in net assets from capital transactions	3,307,986	(5,450,029)	(10,459,530)	35,878,327
Net increase (decrease) in net assets	6,119,183	(3,037,966)	12,304,535	62,199,882
NET ASSETS:
Beginning of the year	8,355,851	11,393,817	194,645,562	132,445,680
End of the year	$14,475,034	$8,355,851	$206,950,097	$194,645,562
SHARES TRANSACTIONS
Shares sold	900,000	300,000	5,300,000	4,875,000
Shares redeemed	(775,000)	(500,000)	(5,400,000)	(4,050,000)
Total increase (decrease) in shares outstanding	125,000	(200,000)	(100,000)	825,000

The accompanying notes are an integral part of these financial statements.

360

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - August		Innovator Growth-100 Power Buffer ETF - December	Innovator Growth-100 Power Buffer ETF - February
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(248,220)	$(29,038)	$(506,307)	$(282,998)
Net realized gain (loss)	3,585,969	89,848	6,174,734	1,752,050
Net change in unrealized appreciation (depreciation)	2,678,531	595,435	3,319,550	4,058,864
Net increase (decrease) in net assets from operations	6,016,280	656,245	8,987,977	5,527,916
CAPITAL TRANSACTIONS:
Shares sold	97,804,065	16,773,295	83,381,235	64,766,990
Shares redeemed	(37,003,065)	(632,190)	(49,856,240)	(24,131,658)
ETF transaction fees (See Note 5)	28,912	7,779	48,922	26,418
Net increase (decrease) in net assets from capital transactions	60,829,912	16,148,884	33,573,917	40,661,750
Net increase (decrease) in net assets	66,846,192	16,805,129	42,561,894	46,189,666
NET ASSETS:
Beginning of the period	16,805,129	—	—	—
End of the period	$83,651,321	$16,805,129	$42,561,894	$46,189,666
SHARES TRANSACTIONS
Shares sold	3,500,000	700,000	3,425,000	2,600,000
Shares redeemed	(1,325,000)	(25,000)	(1,875,000)	(925,000)
Total increase (decrease) in shares outstanding	2,175,000	675,000	1,550,000	1,675,000

(a)	Inception date of the Fund was July 31, 2024.
(b)	Inception date of the Fund was November 29, 2024.
(c)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

361

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - January		Innovator Growth-100 Power Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(2,165,404)	$(1,577,424)	$(1,834,212)	$(1,811,099)
Net realized gain (loss)	29,320,185	22,269,086	33,208,253	37,796,432
Net change in unrealized appreciation (depreciation)	10,746,515	7,454,318	9,578,144	9,362,767
Net increase (decrease) in net assets from operations	37,901,296	28,145,980	40,952,185	45,348,100
CAPITAL TRANSACTIONS:
Shares sold	157,116,643	201,365,505	143,612,400	297,655,528
Shares redeemed	(106,716,763)	(105,945,888)	(204,362,092)	(342,948,200)
ETF transaction fees (See Note 5)	82,532	113,719	91,501	79,712
Net increase (decrease) in net assets from capital transactions	50,482,412	95,533,336	(60,658,191)	(45,212,960)
Net increase (decrease) in net assets	88,383,708	123,679,316	(19,706,006)	135,140
NET ASSETS:
Beginning of the year	201,328,204	77,648,888	266,589,612	266,454,472
End of the year	$289,711,912	$201,328,204	$246,883,606	$266,589,612
SHARES TRANSACTIONS
Shares sold	3,250,000	4,825,000	2,125,000	5,025,000
Shares redeemed	(2,200,000)	(2,400,000)	(3,100,000)	(5,925,000)
Total increase (decrease) in shares outstanding	1,050,000	2,425,000	(975,000)	(900,000)

The accompanying notes are an integral part of these financial statements.

362

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - June		Innovator Growth-100 Power Buffer ETF - March	Innovator Growth-100 Power Buffer ETF - May
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(371,886)	$(91,356)	$(173,952)	$(64,535)
Net realized gain (loss)	6,023,675	961,508	1,863,807	820,451
Net change in unrealized appreciation (depreciation)	4,874,783	419,639	2,754,124	926,074
Net increase (decrease) in net assets from operations	10,526,572	1,289,791	4,443,979	1,681,990
CAPITAL TRANSACTIONS:
Shares sold	93,921,435	38,094,873	37,406,333	22,038,850
Shares redeemed	(61,424,842)	(12,351,453)	(12,780,130)	(6,564,355)
ETF transaction fees (See Note 5)	24,392	18,748	18,786	11,333
Net increase (decrease) in net assets from capital transactions	32,520,985	25,762,168	24,644,989	15,485,828
Net increase (decrease) in net assets	43,047,557	27,051,959	29,088,968	17,167,818
NET ASSETS:
Beginning of the period	27,051,959	—	—	—
End of the period	$70,099,516	$27,051,959	$29,088,968	$17,167,818
SHARES TRANSACTIONS
Shares sold	3,375,000	1,500,000	1,450,000	875,000
Shares redeemed	(2,150,000)	(475,000)	(450,000)	(250,000)
Total increase (decrease) in shares outstanding	1,225,000	1,025,000	1,000,000	625,000

(a)	Inception date of the Fund was May 31, 2024.
(b)	Inception date of the Fund was February 28, 2025.
(c)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

363

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - November		Innovator Growth-100 Power Buffer ETF - October
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$(183,612)	$—	$(1,278,330)	$(1,153,844)
Net realized gain (loss)	3,264,875	—	22,435,804	24,948,072
Net change in unrealized appreciation (depreciation)	(2,243)	(233)	4,031,574	1,657,872
Net increase (decrease) in net assets from operations	3,079,020	(233)	25,189,048	25,452,100
CAPITAL TRANSACTIONS:
Shares sold	53,910,160	1,248,500	109,886,518	66,255,283
Shares redeemed	(36,684,338)	—	(42,533,726)	(78,995,731)
ETF transaction fees (See Note 5)	15,052	—	43,711	29,433
Net increase (decrease) in net assets from capital transactions	17,240,874	1,248,500	67,396,503	(12,711,015)
Net increase (decrease) in net assets	20,319,894	1,248,267	92,585,551	12,741,085
NET ASSETS:
Beginning of the period	1,248,267	—	161,025,021	148,283,936
End of the period	$21,568,161	$1,248,267	$253,610,572	$161,025,021
SHARES TRANSACTIONS
Shares sold	2,025,000	50,000	1,960,000	1,365,000
Shares redeemed	(1,325,000)	—	(805,000)	(1,645,000)
Total increase (decrease) in shares outstanding	700,000	50,000	1,155,000	(280,000)

(a)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

364

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - September		Innovator International Developed 10 Buffer ETF - Quarterly
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(294,337)	$(38,069)	$(281,192)	$(10,697)
Net realized gain (loss)	5,053,941	59,379	3,820,786	104,648
Net change in unrealized appreciation (depreciation)	992,280	707,611	341,852	(76,986)
Net increase (decrease) in net assets from operations	5,751,884	728,921	3,881,446	16,965
CAPITAL TRANSACTIONS:
Shares sold	75,508,120	40,243,783	148,455,965	9,555,888
Shares redeemed	(54,138,610)	(4,909,490)	(84,388,368)	(3,865,500)
ETF transaction fees (See Note 5)	26,236	20,126	50,089	2,220
Net increase (decrease) in net assets from capital transactions	21,395,746	35,354,419	64,117,686	5,692,608
Net increase (decrease) in net assets	27,147,630	36,083,340	67,999,132	5,709,573
NET ASSETS:
Beginning of the period	36,083,340	—	5,709,573	—
End of the period	$63,230,970	$36,083,340	$73,708,705	$5,709,573
SHARES TRANSACTIONS
Shares sold	2,700,000	1,650,000	5,375,000	375,000
Shares redeemed	(1,975,000)	(200,000)	(3,025,000)	(150,000)
Total increase (decrease) in shares outstanding	725,000	1,450,000	2,350,000	225,000

(a)	Inception date of the Fund was August 30, 2024.
(b)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

365

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - April		Innovator International Developed Power Buffer ETF - August
	Year Ended October 31,		Year Ended October 31, 2025	Period Ended October 31, 2024(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,821,499)	$(1,957,495)	$(212,394)	$(28,321)
Net realized gain (loss)	9,225,929	24,579,687	1,694,855	56,327
Net change in unrealized appreciation (depreciation)	17,405,069	9,961,252	1,339,705	(50,672)
Net increase (decrease) in net assets from operations	24,809,499	32,583,444	2,822,166	(22,666)
CAPITAL TRANSACTIONS:
Shares sold	202,531,825	195,632,648	78,681,897	15,303,420
Shares redeemed	(199,137,407)	(248,556,098)	(21,657,917)	(622,903)
ETF transaction fees (See Note 5)	26,591	93,645	29,652	7,030
Net increase (decrease) in net assets from capital transactions	3,421,009	(52,829,805)	57,053,632	14,687,547
Net increase (decrease) in net assets	28,230,508	(20,246,361)	59,875,798	14,664,881
NET ASSETS:
Beginning of the period	201,979,140	222,225,501	14,664,881	—
End of the period	$230,209,648	$201,979,140	$74,540,679	$14,664,881
SHARES TRANSACTIONS
Shares sold	7,225,000	7,525,000	2,875,000	625,000
Shares redeemed	(6,975,000)	(9,475,000)	(800,000)	(25,000)
Total increase (decrease) in shares outstanding	250,000	(1,950,000)	2,075,000	600,000

(a)	Inception date of the Fund was July 31, 2024.
The accompanying notes are an integral part of these financial statements.

366

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - December		Innovator International Developed Power Buffer ETF - February
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(172,123)	$(98,394)	$(192,800)	$(77,758)
Net realized gain (loss)	1,026,929	364,131	1,094,393	322,066
Net change in unrealized appreciation (depreciation)	2,365,752	792,589	2,364,570	332,813
Net increase (decrease) in net assets from operations	3,220,558	1,058,326	3,266,163	577,121
CAPITAL TRANSACTIONS:
Shares sold	22,274,345	13,923,118	28,396,883	15,185,775
Shares redeemed	(15,148,245)	(4,113,208)	(16,892,962)	(3,937,238)
ETF transaction fees (See Note 5)	7,707	7,030	13,853	6,969
Net increase (decrease) in net assets from capital transactions	7,133,807	9,816,940	11,517,774	11,255,506
Net increase (decrease) in net assets	10,354,365	10,875,266	14,783,937	11,832,627
NET ASSETS:
Beginning of the period	10,875,266	—	11,832,627	—
End of the period	$21,229,631	$10,875,266	$26,616,564	$11,832,627
SHARES TRANSACTIONS
Shares sold	825,000	550,000	1,075,000	600,000
Shares redeemed	(550,000)	(150,000)	(625,000)	(150,000)
Total increase (decrease) in shares outstanding	275,000	400,000	450,000	450,000

(a)	Inception date of the Fund was November 30, 2023.
(b)	Inception date of the Fund was January 31, 2024.
The accompanying notes are an integral part of these financial statements.

367

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - January		Innovator International Developed Power Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,510,798)	$(1,571,765)	$(1,481,100)	$(1,437,691)
Net realized gain (loss)	8,979,755	14,702,738	18,840,050	16,754,757
Net change in unrealized appreciation (depreciation)	15,172,746	11,370,065	6,312,737	6,988,103
Net increase (decrease) in net assets from operations	22,641,703	24,501,038	23,671,687	22,305,169
CAPITAL TRANSACTIONS:
Shares sold	218,734,980	97,981,660	253,751,498	106,345,222
Shares redeemed	(264,326,133)	(62,541,222)	(208,561,173)	(165,324,085)
ETF transaction fees (See Note 5)	38,430	51,937	42,008	20,106
Net increase (decrease) in net assets from capital transactions	(45,552,723)	35,492,375	45,232,333	(58,958,757)
Net increase (decrease) in net assets	(22,911,020)	59,993,413	68,904,020	(36,653,588)
NET ASSETS:
Beginning of the year	180,717,813	120,724,400	159,369,343	196,022,931
End of the year	$157,806,793	$180,717,813	$228,273,363	$159,369,343
SHARES TRANSACTIONS
Shares sold	6,975,000	3,250,000	8,075,000	3,800,000
Shares redeemed	(8,225,000)	(2,000,000)	(6,775,000)	(5,950,000)
Total increase (decrease) in shares outstanding	(1,250,000)	1,250,000	1,300,000	(2,150,000)

The accompanying notes are an integral part of these financial statements.

368

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - June		Innovator International Developed Power Buffer ETF - March
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(359,993)	$(73,312)	$(334,506)	$(81,845)
Net realized gain (loss)	3,305,559	119,016	2,995,826	331,322
Net change in unrealized appreciation (depreciation)	2,435,135	(200,498)	2,302,242	162,983
Net increase (decrease) in net assets from operations	5,380,701	(154,794)	4,963,562	412,460
CAPITAL TRANSACTIONS:
Shares sold	90,623,048	25,199,070	87,552,265	25,980,183
Shares redeemed	(60,709,922)	(1,273,058)	(71,274,025)	(13,460,498)
ETF transaction fees (See Note 5)	32,208	11,972	33,261	12,362
Net increase (decrease) in net assets from capital transactions	29,945,334	23,937,984	16,311,501	12,532,047
Net increase (decrease) in net assets	35,326,035	23,783,190	21,275,063	12,944,507
NET ASSETS:
Beginning of the period	23,783,190	—	12,944,507	—
End of the period	$59,109,225	$23,783,190	$34,219,570	$12,944,507
SHARES TRANSACTIONS
Shares sold	3,350,000	1,000,000	3,300,000	1,025,000
Shares redeemed	(2,225,000)	(50,000)	(2,625,000)	(525,000)
Total increase (decrease) in shares outstanding	1,125,000	950,000	675,000	500,000

(a)	Inception date of the Fund was May 31, 2024.
(b)	Inception date of the Fund was February 29, 2024.
The accompanying notes are an integral part of these financial statements.

369

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - May		Innovator International Developed Power Buffer ETF - November
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$(182,226)	$(39,958)	$(106,473)	$(27,309)
Net realized gain (loss)	1,453,071	140,355	1,753,882	490,307
Net change in unrealized appreciation (depreciation)	2,059,971	69,781	(1,198)	(831)
Net increase (decrease) in net assets from operations	3,330,816	170,178	1,646,211	462,167
CAPITAL TRANSACTIONS:
Shares sold	40,717,323	10,749,505	25,000,840	8,517,280
Shares redeemed	(18,803,248)	(1,956,835)	(19,275,185)	(5,831,155)
ETF transaction fees (See Note 5)	14,564	4,754	6,479	2,042
Net increase (decrease) in net assets from capital transactions	21,928,639	8,797,424	5,732,134	2,688,167
Net increase (decrease) in net assets	25,259,455	8,967,602	7,378,345	3,150,334
NET ASSETS:
Beginning of the period	8,967,602	—	4,397,481	1,247,147
End of the period	$34,227,057	$8,967,602	$11,775,826	$4,397,481
SHARES TRANSACTIONS
Shares sold	1,525,000	425,000	800,000	300,000
Shares redeemed	(700,000)	(75,000)	(600,000)	(200,000)
Total increase (decrease) in shares outstanding	825,000	350,000	200,000	100,000

(a)	Inception date of the Fund was April 30, 2024.
The accompanying notes are an integral part of these financial statements.

370

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - October		Innovator International Developed Power Buffer ETF - September
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,089,495)	$(953,990)	$(689,083)	$(398,073)
Net realized gain (loss)	14,090,169	19,234,972	8,481,720	7,210,363
Net change in unrealized appreciation (depreciation)	4,702,206	(3,526,531)	2,427,629	(552,176)
Net increase (decrease) in net assets from operations	17,702,880	14,754,451	10,220,266	6,260,114
CAPITAL TRANSACTIONS:
Shares sold	165,050,620	40,037,250	214,891,470	93,410,592
Shares redeemed	(110,315,353)	(38,755,428)	(191,845,952)	(68,064,373)
ETF transaction fees (See Note 5)	85,040	20,207	77,524	22,755
Net increase (decrease) in net assets from capital transactions	54,820,307	1,302,029	23,123,042	25,368,974
Net increase (decrease) in net assets	72,523,187	16,056,480	33,343,308	31,629,088
NET ASSETS:
Beginning of the year	121,709,950	105,653,470	67,675,605	36,046,517
End of the year	$194,233,137	$121,709,950	$101,018,913	$67,675,605
SHARES TRANSACTIONS
Shares sold	5,150,000	1,350,000	7,075,000	3,325,000
Shares redeemed	(3,575,000)	(1,325,000)	(6,325,000)	(2,400,000)
Total increase (decrease) in shares outstanding	1,575,000	25,000	750,000	925,000

The accompanying notes are an integral part of these financial statements.

371

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Nasdaq-100 10 Buffer ETF - Quarterly		Innovator Premium Income 15 Buffer ETF - April
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$(947,520)	$(53,237)	$192,151	$87,601
Net realized gain (loss)	13,481,757	225,934	59,065	12
Net change in unrealized appreciation (depreciation)	3,623,583	(82,065)	101,539	39,406
Net increase (decrease) in net assets from operations	16,157,820	90,632	352,755	127,019
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(251,225)	(87,613)
From return of capital	—	—	(54,940)	(29,719)
Total distributions to shareholders	—	—	(306,165)	(117,332)
CAPITAL TRANSACTIONS:
Shares sold	349,889,730	92,943,270	3,742,984	3,740,906
Shares redeemed	(234,427,183)	(12,620,895)	—	—
ETF transaction fees (See Note 5)	86,624	40,193	1,839	1,870
Net increase (decrease) in net assets from capital transactions	115,549,171	80,362,568	3,744,823	3,742,776
Net increase (decrease) in net assets	131,706,991	80,453,200	3,791,413	3,752,463
NET ASSETS:
Beginning of the period	80,453,200	—	3,752,463	—
End of the period	$212,160,191	$80,453,200	$7,543,876	$3,752,463
SHARES TRANSACTIONS
Shares sold	13,000,000	3,675,000	150,000	150,000
Shares redeemed	(8,900,000)	(500,000)	—	—
Total increase (decrease) in shares outstanding	4,100,000	3,175,000	150,000	150,000

(a)	Inception date of the Fund was June 28, 2024.
(b)	Inception date of the Fund was March 28, 2024.
The accompanying notes are an integral part of these financial statements.

372

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 15 Buffer ETF - January		Innovator Premium Income 15 Buffer ETF - July
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$408,385	$417,456	$136,634	$30,560
Net realized gain (loss)	188,194	109,528	40,710	8
Net change in unrealized appreciation (depreciation)	81,591	123,198	66,696	18,284
Net increase (decrease) in net assets from operations	678,170	650,182	244,040	48,852
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(581,548)	(417,456)	(177,344)	(30,568)
From return of capital	(34,147)	(162,312)	(35,370)	(10,938)
Total distributions to shareholders	(615,695)	(579,768)	(212,714)	(41,506)
CAPITAL TRANSACTIONS:
Shares sold	5,497,552	17,144,753	5,363,225	2,375,435
Shares redeemed	(2,453,783)	(8,618,785)	—	—
ETF transaction fees (See Note 5)	3,726	10,303	2,661	1,189
Net increase (decrease) in net assets from capital transactions	3,047,495	8,536,271	5,365,886	2,376,624
Net increase (decrease) in net assets	3,109,970	8,606,685	5,397,212	2,383,970
NET ASSETS:
Beginning of the period	8,606,685	—	2,383,970	—
End of the period	$ 11,716,655	$8,606,685	$7,781,182	$2,383,970
SHARES TRANSACTIONS
Shares sold	225,000	700,000	225,000	100,000
Shares redeemed	(100,000)	(350,000)	—	—
Total increase (decrease) in shares outstanding	125,000	350,000	225,000	100,000

(a)	Inception date of the Fund was December 29, 2023.
(b)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

373

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 15 Buffer ETF - October		Innovator Premium Income 20 Barrier ETF - April
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$526,338	$735,995	$952,035	$1,116,621
Net realized gain (loss)	326,947	260,585	938,098	(143,587)
Net change in unrealized appreciation (depreciation)	85,476	(64,046)	139,662	944,473
Net increase (decrease) in net assets from operations	938,761	932,534	2,029,795	1,917,507
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(826,531)	(735,995)	(1,778,999)	(1,853,369)
From return of capital	—	(384,786)	—	(92,364)
Total distributions to shareholders	(826,531)	(1,120,781)	(1,778,999)	(1,945,733)
CAPITAL TRANSACTIONS:
Shares sold	2,376,185	31,731,770	2,410,815	6,180,330
Shares redeemed	(7,144,268)	(20,321,890)	(4,332,988)	(4,917,972)
ETF transaction fees (See Note 5)	4,621	7,387	2,802	4,954
Net increase (decrease) in net assets from capital transactions	(4,763,462)	11,417,267	(1,919,371)	1,267,312
Net increase (decrease) in net assets	(4,651,232)	11,229,020	(1,668,575)	1,239,086
NET ASSETS:
Beginning of the year	18,331,640	7,102,620	27,802,309	26,563,223
End of the year	$ 13,680,408	$18,331,640	$26,133,734	$27,802,309
SHARES TRANSACTIONS
Shares sold	100,000	1,325,000	100,000	250,000
Shares redeemed	(300,000)	(850,000)	(175,000)	(200,000)
Total increase (decrease) in shares outstanding	(200,000)	475,000	(75,000)	50,000

The accompanying notes are an integral part of these financial statements.

374

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 20 Barrier ETF - January		Innovator Premium Income 20 Barrier ETF - July
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$395,426	$308,162	$737,026	$1,042,539
Net realized gain (loss)	1,382,346	254,497	343,956	681,896
Net change in unrealized appreciation (depreciation)	(897,566)	(55,329)	285,068	332,323
Net increase (decrease) in net assets from operations	880,206	507,330	1,366,050	2,056,758
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(707,121)	(475,592)	(1,208,864)	(1,648,086)
Total distributions to shareholders	(707,121)	(475,592)	(1,208,864)	(1,648,086)
CAPITAL TRANSACTIONS:
Shares sold	7,875,200	10,513,835	1,247,115	613,607
Shares redeemed	(6,795,785)	(1,245,325)	(3,131,032)	(5,621,863)
ETF transaction fees (See Note 5)	6,856	6,807	1,641	1,761
Net increase (decrease) in net assets from capital transactions	1,086,271	9,275,317	(1,882,276)	(5,006,495)
Net increase (decrease) in net assets	1,259,356	9,307,055	(1,725,090)	(4,597,823)
NET ASSETS:
Beginning of the period	9,307,055	—	20,574,006	25,171,829
End of the period	$ 10,566,411	$9,307,055	$18,848,916	$20,574,006
SHARES TRANSACTIONS
Shares sold	325,000	425,000	50,000	25,000
Shares redeemed	(275,000)	(50,000)	(125,000)	(225,000)
Total increase (decrease) in shares outstanding	50,000	375,000	(75,000)	(200,000)

(a)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

375

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 20 Barrier ETF - October		Innovator Premium Income 30 Barrier ETF - April
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$621,601	$839,864	$1,263,073	$1,671,309
Net realized gain (loss)	580,697	535,491	1,867,888	(258,429)
Net change in unrealized appreciation (depreciation)	96,119	(77,159)	(851,148)	1,094,253
Net increase (decrease) in net assets from operations	1,298,417	1,298,196	2,279,813	2,507,133
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,195,043)	(1,349,404)	(1,937,818)	(2,449,312)
From return of capital	—	(99,745)	—	(30,654)
Total distributions to shareholders	(1,195,043)	(1,449,149)	(1,937,818)	(2,479,966)
CAPITAL TRANSACTIONS:
Shares sold	5,951,295	11,482,487	5,976,215	3,086,138
Shares redeemed	(5,324,682)	(2,432,818)	(10,549,612)	(13,588,153)
ETF transaction fees (See Note 5)	5,583	7,619	6,796	7,795
Net increase (decrease) in net assets from capital transactions	632,196	9,057,288	(4,566,601)	(10,494,220)
Net increase (decrease) in net assets	735,570	8,906,335	(4,224,606)	(10,467,053)
NET ASSETS:
Beginning of the year	19,629,911	10,723,576	38,286,822	48,753,875
End of the year	$ 20,365,481	$19,629,911	$34,062,216	$38,286,822
SHARES TRANSACTIONS
Shares sold	250,000	475,000	250,000	125,000
Shares redeemed	(225,000)	(100,000)	(425,000)	(550,000)
Total increase (decrease) in shares outstanding	25,000	375,000	(175,000)	(425,000)

The accompanying notes are an integral part of these financial statements.

376

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 30 Barrier ETF - January		Innovator Premium Income 30 Barrier ETF - July
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$649,945	$737,555	$784,494	$1,127,715
Net realized gain (loss)	42,647	561,690	327,406	304,439
Net change in unrealized appreciation (depreciation)	322,673	(277,884)	94,832	339,462
Net increase (decrease) in net assets from operations	1,015,265	1,021,361	1,206,732	1,771,616
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(947,583)	(982,493)	(1,104,875)	(1,554,560)
Total distributions to shareholders	(947,583)	(982,493)	(1,104,875)	(1,554,560)
CAPITAL TRANSACTIONS:
Shares sold	1,202,305	25,959,568	622,107	621,085
Shares redeemed	(7,442,900)	(3,718,528)	(6,866,293)	(5,632,930)
ETF transaction fees (See Note 5)	3,264	22,999	2,560	2,382
Net increase (decrease) in net assets from capital transactions	(6,237,331)	22,264,039	(6,241,626)	(5,009,463)
Net increase (decrease) in net assets	(6,169,649)	22,302,907	(6,139,769)	(4,792,407)
NET ASSETS:
Beginning of the period	22,302,907	—	23,695,029	28,487,436
End of the period	$ 16,133,258	$22,302,907	$17,555,260	$23,695,029
SHARES TRANSACTIONS
Shares sold	50,000	1,050,000	25,000	25,000
Shares redeemed	(300,000)	(150,000)	(275,000)	(225,000)
Total increase (decrease) in shares outstanding	(250,000)	900,000	(250,000)	(200,000)

(a)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

377

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 30 Barrier ETF - October		Innovator U.S. Equity 10 Buffer ETF - Quarterly
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$670,867	$1,001,798	$(3,043,110)	$(803,482)
Net realized gain (loss)	353,458	434,868	41,641,728	14,335,032
Net change in unrealized appreciation (depreciation)	111,215	(83,773)	6,519,022	313,533
Net increase (decrease) in net assets from operations	1,135,540	1,352,893	45,117,640	13,845,083
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,084,480)	(1,419,090)	—	—
From return of capital	(21,232)	(24,164)	—	—
Total distributions to shareholders	(1,105,712)	(1,443,254)	—	—
CAPITAL TRANSACTIONS:
Shares sold	2,394,172	13,244,325	482,965,600	413,500,690
Shares redeemed	(5,898,453)	(5,456,780)	(150,450,300)	(195,916,748)
ETF transaction fees (See Note 5)	4,054	12,418	202,778	132,681
Net increase (decrease) in net assets from capital transactions	(3,500,227)	7,799,963	332,718,078	217,716,623
Net increase (decrease) in net assets	(3,470,399)	7,709,602	377,835,718	231,561,706
NET ASSETS:
Beginning of the year	21,429,862	13,720,260	256,457,781	24,896,075
End of the year	$ 17,959,463	$21,429,862	$634,293,499	$256,457,781
SHARES TRANSACTIONS
Shares sold	100,000	550,000	15,900,000	14,875,000
Shares redeemed	(250,000)	(225,000)	(4,975,000)	(7,075,000)
Total increase (decrease) in shares outstanding	(150,000)	325,000	10,925,000	7,800,000

The accompanying notes are an integral part of these financial statements.

378

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly		Innovator U.S. Equity Accelerated 9 Buffer ETF - April
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(850,686)	$(394,565)	$(1,320,137)	$(633,029)
Net realized gain (loss)	12,524,798	13,177,554	49,073,344	9,794,031
Net change in unrealized appreciation (depreciation)	3,031,281	(345,145)	(8,697,465)	3,278,138
Net increase (decrease) in net assets from operations	14,705,393	12,437,844	39,055,742	12,439,140
CAPITAL TRANSACTIONS:
Shares sold	200,746,448	337,160,913	408,167,502	44,214,533
Shares redeemed	(162,406,375)	(259,951,358)	(380,846,570)	(43,795,260)
ETF transaction fees (See Note 5)	48,155	53,847	209,764	13,152
Net increase (decrease) in net assets from capital transactions	38,388,228	77,263,402	27,530,696	432,425
Net increase (decrease) in net assets	53,093,621	89,701,246	66,586,438	12,871,565
NET ASSETS:
Beginning of the year	102,315,935	12,614,689	86,696,139	73,824,574
End of the year	$155,409,556	$102,315,935	$153,282,577	$86,696,139
SHARES TRANSACTIONS
Shares sold	6,125,000	11,325,000	12,200,000	1,425,000
Shares redeemed	(4,950,000)	(8,575,000)	(10,775,000)	(1,400,000)
Total increase (decrease) in shares outstanding	1,175,000	2,750,000	1,425,000	25,000

The accompanying notes are an integral part of these financial statements.

379

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - January		Innovator U.S. Equity Accelerated 9 Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(738,781)	$(697,874)	$(1,151,880)	$(781,903)
Net realized gain (loss)	1,860,723	9,908,977	12,211,688	10,377,930
Net change in unrealized appreciation (depreciation)	(2,955,697)	2,999,089	1,670,351	6,030,911
Net increase (decrease) in net assets from operations	(1,833,755)	12,210,192	12,730,159	15,626,938
CAPITAL TRANSACTIONS:
Shares sold	247,957,860	64,435,598	122,602,645	108,804,390
Shares redeemed	(240,566,865)	(61,653,173)	(158,572,330)	(52,765,663)
ETF transaction fees (See Note 5)	112,923	13,910	26,827	45,136
Net increase (decrease) in net assets from capital transactions	7,503,918	2,796,335	(35,942,858)	56,083,863
Net increase (decrease) in net assets	5,670,163	15,006,527	(23,212,699)	71,710,801
NET ASSETS:
Beginning of the year	86,615,519	71,608,992	150,391,561	78,680,760
End of the year	$92,285,682	$86,615,519	$127,178,862	$150,391,561
SHARES TRANSACTIONS
Shares sold	8,775,000	2,500,000	3,475,000	3,350,000
Shares redeemed	(8,900,000)	(2,350,000)	(4,600,000)	(1,650,000)
Total increase (decrease) in shares outstanding	(125,000)	150,000	(1,125,000)	1,700,000

The accompanying notes are an integral part of these financial statements.

380

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - October		Innovator U.S. Equity Accelerated ETF - Quarterly
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(701,483)	$(541,697)	$(469,817)	$(462,603)
Net realized gain (loss)	11,526,759	9,128,804	7,645,300	14,852,498
Net change in unrealized appreciation (depreciation)	959,678	294,071	1,619,918	1,113,741
Net increase (decrease) in net assets from operations	11,784,954	8,881,178	8,795,401	15,503,636
CAPITAL TRANSACTIONS:
Shares sold	267,225,680	54,093,895	134,912,663	125,791,113
Shares redeemed	(262,075,350)	(51,530,978)	(124,103,723)	(166,359,065)
ETF transaction fees (See Note 5)	110,756	9,987	10,745	10,078
Net increase (decrease) in net assets from capital transactions	5,261,086	2,572,904	10,819,685	(40,557,874)
Net increase (decrease) in net assets	17,046,040	11,454,082	19,615,086	(25,054,238)
NET ASSETS:
Beginning of the year	66,559,702	55,105,620	51,473,999	76,528,237
End of the year	$83,605,742	$66,559,702	$71,089,085	$51,473,999
SHARES TRANSACTIONS
Shares sold	8,725,000	1,875,000	3,575,000	3,825,000
Shares redeemed	(8,450,000)	(1,750,000)	(3,300,000)	(5,175,000)
Total increase (decrease) in shares outstanding	275,000	125,000	275,000	(1,350,000)

The accompanying notes are an integral part of these financial statements.

381

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - April		Innovator U.S. Equity Accelerated Plus ETF - January
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(155,487)	$(74,700)	$(133,236)	$(141,037)
Net realized gain (loss)	3,492,656	1,651,725	936,436	4,753,048
Net change in unrealized appreciation (depreciation)	1,387,017	411,184	1,753,099	(1,558,413)
Net increase (decrease) in net assets from operations	4,724,186	1,988,209	2,556,299	3,053,598
CAPITAL TRANSACTIONS:
Shares sold	29,301,177	5,516,193	13,164,977	19,466,145
Shares redeemed	(21,005,090)	(6,987,323)	(14,903,843)	(23,852,903)
ETF transaction fees (See Note 5)	9,296	2,758	5,337	7,926
Net increase (decrease) in net assets from capital transactions	8,305,383	(1,468,372)	(1,733,529)	(4,378,832)
Net increase (decrease) in net assets	13,029,569	519,837	822,770	(1,325,234)
NET ASSETS:
Beginning of the year	10,925,146	10,405,309	17,073,853	18,399,087
End of the year	$23,954,715	$10,925,146	$17,896,623	$17,073,853
SHARES TRANSACTIONS
Shares sold	850,000	175,000	475,000	775,000
Shares redeemed	(575,000)	(225,000)	(525,000)	(950,000)
Total increase (decrease) in shares outstanding	275,000	(50,000)	(50,000)	(175,000)

The accompanying notes are an integral part of these financial statements.

382

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - July		Innovator U.S. Equity Accelerated Plus ETF - October
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(97,228)	$(92,490)	$(104,427)	$(134,067)
Net realized gain (loss)	1,863,133	2,147,810	1,841,715	2,910,752
Net change in unrealized appreciation (depreciation)	266,444	1,149,829	252,485	116,206
Net increase (decrease) in net assets from operations	2,032,349	3,205,149	1,989,773	2,892,891
CAPITAL TRANSACTIONS:
Shares sold	11,341,232	4,599,528	21,504,748	9,953,730
Shares redeemed	(8,623,895)	(12,049,255)	(22,113,192)	(11,273,453)
ETF transaction fees (See Note 5)	5,866	2,299	2,296	4,619
Net increase (decrease) in net assets from capital transactions	2,723,203	(7,447,428)	(606,148)	(1,315,104)
Net increase (decrease) in net assets	4,755,552	(4,242,279)	1,383,625	1,577,787
NET ASSETS:
Beginning of the year	11,469,781	15,712,060	14,302,068	12,724,281
End of the year	$ 16,225,333	$11,469,781	$15,685,693	$14,302,068
SHARES TRANSACTIONS
Shares sold	325,000	150,000	675,000	375,000
Shares redeemed	(250,000)	(400,000)	(700,000)	(400,000)
Total increase (decrease) in shares outstanding	75,000	(250,000)	(25,000)	(25,000)

The accompanying notes are an integral part of these financial statements.

383

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - April		Innovator U.S. Equity Buffer ETF - August
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(2,437,821)	$(1,728,319)	$(1,413,591)	$(1,455,940)
Net realized gain (loss)	32,864,459	32,709,284	22,796,079	37,881,150
Net change in unrealized appreciation (depreciation)	15,869,739	14,762,078	5,014,835	15,344,375
Net increase (decrease) in net assets from operations	46,296,377	45,743,043	26,397,323	51,769,585
CAPITAL TRANSACTIONS:
Shares sold	399,362,233	317,571,590	318,218,143	266,431,185
Shares redeemed	(361,889,180)	(253,776,055)	(304,081,838)	(319,499,578)
ETF transaction fees (See Note 5)	117,036	93,210	63,563	78,368
Net increase (decrease) in net assets from capital transactions	37,590,089	63,888,745	14,199,868	(52,990,025)
Net increase (decrease) in net assets	83,886,466	109,631,788	40,597,191	(1,220,440)
NET ASSETS:
Beginning of the year	261,064,481	151,432,693	180,816,724	182,037,164
End of the year	$344,950,947	$261,064,481	$221,413,915	$180,816,724
SHARES TRANSACTIONS
Shares sold	9,575,000	7,950,000	7,100,000	6,900,000
Shares redeemed	(8,325,000)	(6,300,000)	(6,875,000)	(8,250,000)
Total increase (decrease) in shares outstanding	1,250,000	1,650,000	225,000	(1,350,000)

The accompanying notes are an integral part of these financial statements.

384

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - December		Innovator U.S. Equity Buffer ETF - February
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,785,447)	$(1,058,420)	$(1,377,972)	$(1,306,303)
Net realized gain (loss)	25,307,777	16,358,443	22,253,864	27,836,603
Net change in unrealized appreciation (depreciation)	(1,216,674)	13,924,979	2,954,166	7,683,465
Net increase (decrease) in net assets from operations	22,305,656	29,225,002	23,830,058	34,213,765
CAPITAL TRANSACTIONS:
Shares sold	482,230,888	78,823,845	290,337,153	193,825,920
Shares redeemed	(434,988,055)	(78,504,228)	(254,028,637)	(196,881,068)
ETF transaction fees (See Note 5)	274,184	29,312	96,720	80,297
Net increase (decrease) in net assets from capital transactions	47,517,017	348,929	36,405,236	(2,974,851)
Net increase (decrease) in net assets	69,822,673	29,573,931	60,235,294	31,238,914
NET ASSETS:
Beginning of the year	125,503,680	95,929,749	131,167,903	99,928,989
End of the year	$195,326,353	$125,503,680	$191,403,197	$131,167,903
SHARES TRANSACTIONS
Shares sold	11,050,000	2,100,000	6,675,000	5,100,000
Shares redeemed	(9,950,000)	(2,000,000)	(5,800,000)	(5,025,000)
Total increase (decrease) in shares outstanding	1,100,000	100,000	875,000	75,000

The accompanying notes are an integral part of these financial statements.

385

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - January		Innovator U.S. Equity Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(2,201,840)	$(1,867,713)	$(1,981,911)	$(2,098,208)
Net realized gain (loss)	43,837,371	37,606,489	33,101,551	53,610,275
Net change in unrealized appreciation (depreciation)	(2,279,184)	19,865,310	7,839,550	23,595,893
Net increase (decrease) in net assets from operations	39,356,347	55,604,086	38,959,190	75,107,960
CAPITAL TRANSACTIONS:
Shares sold	156,340,285	115,776,730	106,237,830	310,759,265
Shares redeemed	(163,233,580)	(66,782,125)	(107,913,737)	(467,785,285)
ETF transaction fees (See Note 5)	101,598	62,492	45,864	69,088
Net increase (decrease) in net assets from capital transactions	(6,791,697)	49,057,097	(1,630,043)	(156,956,932)
Net increase (decrease) in net assets	32,564,650	104,661,183	37,329,147	(81,848,972)
NET ASSETS:
Beginning of the year	253,121,510	148,460,327	259,766,278	341,615,250
End of the year	$285,686,160	$253,121,510	$297,095,425	$259,766,278
SHARES TRANSACTIONS
Shares sold	3,225,000	2,825,000	2,325,000	7,475,000
Shares redeemed	(3,325,000)	(1,525,000)	(2,375,000)	(11,575,000)
Total increase (decrease) in shares outstanding	(100,000)	1,300,000	(50,000)	(4,100,000)

The accompanying notes are an integral part of these financial statements.

386

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - June		Innovator U.S. Equity Buffer ETF - March
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,182,990)	$(914,625)	$(1,492,902)	$(1,181,413)
Net realized gain (loss)	17,809,805	18,155,149	29,630,102	20,290,038
Net change in unrealized appreciation (depreciation)	4,880,221	7,720,227	1,746,598	10,441,049
Net increase (decrease) in net assets from operations	21,507,036	24,960,751	29,883,798	29,549,674
CAPITAL TRANSACTIONS:
Shares sold	191,287,327	88,533,000	216,208,002	155,801,735
Shares redeemed	(200,086,990)	(63,623,302)	(241,390,909)	(98,987,618)
ETF transaction fees (See Note 5)	29,250	36,195	36,828	55,103
Net increase (decrease) in net assets from capital transactions	(8,770,413)	24,945,893	(25,146,079)	56,869,220
Net increase (decrease) in net assets	12,736,623	49,906,644	4,737,719	86,418,894
NET ASSETS:
Beginning of the year	150,937,451	101,030,807	173,954,778	87,535,884
End of the year	$163,674,074	$150,937,451	$178,692,497	$173,954,778
SHARES TRANSACTIONS
Shares sold	4,550,000	2,300,000	4,550,000	3,800,000
Shares redeemed	(4,725,000)	(1,700,000)	(5,000,000)	(2,375,000)
Total increase (decrease) in shares outstanding	(175,000)	600,000	(450,000)	1,425,000

The accompanying notes are an integral part of these financial statements.

387

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - May		Innovator U.S. Equity Buffer ETF - November
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,099,385)	$(979,262)	$(1,136,620)	$(831,788)
Net realized gain (loss)	15,104,891	21,425,048	19,223,453	19,704,381
Net change in unrealized appreciation (depreciation)	5,230,379	10,126,715	1,104	(1,481)
Net increase (decrease) in net assets from operations	19,235,885	30,572,501	18,087,937	18,871,112
CAPITAL TRANSACTIONS:
Shares sold	145,858,082	91,072,963	215,512,415	166,713,030
Shares redeemed	(139,318,020)	(101,731,158)	(186,552,015)	(169,963,887)
ETF transaction fees (See Note 5)	14,997	25,418	30,315	31,137
Net increase (decrease) in net assets from capital transactions	6,555,059	(10,632,777)	28,990,715	(3,219,720)
Net increase (decrease) in net assets	25,790,944	19,939,724	47,078,652	15,651,392
NET ASSETS:
Beginning of the year	130,879,381	110,939,657	99,575,455	83,924,063
End of the year	$156,670,325	$130,879,381	$146,654,107	$99,575,455
SHARES TRANSACTIONS
Shares sold	3,900,000	2,525,000	5,100,000	4,475,000
Shares redeemed	(3,675,000)	(2,825,000)	(4,375,000)	(4,500,000)
Total increase (decrease) in shares outstanding	225,000	(300,000)	725,000	(25,000)

The accompanying notes are an integral part of these financial statements.

388

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - October		Innovator U.S. Equity Buffer ETF - September
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,885,870)	$(1,399,085)	$(1,446,888)	$(1,273,329)
Net realized gain (loss)	26,580,602	33,423,560	23,839,270	30,753,415
Net change in unrealized appreciation (depreciation)	4,678,468	1,341,009	5,420,089	10,656,812
Net increase (decrease) in net assets from operations	29,373,200	33,365,484	27,812,471	40,136,898
CAPITAL TRANSACTIONS:
Shares sold	165,243,843	82,389,437	256,202,780	177,678,875
Shares redeemed	(138,791,033)	(53,975,515)	(243,549,853)	(193,763,215)
ETF transaction fees (See Note 5)	71,691	42,237	41,652	36,808
Net increase (decrease) in net assets from capital transactions	26,524,501	28,456,159	12,694,579	(16,047,532)
Net increase (decrease) in net assets	55,897,701	61,821,643	40,507,050	24,089,366
NET ASSETS:
Beginning of the year	233,051,676	171,230,033	202,198,028	178,108,662
End of the year	$288,949,377	$233,051,676	$242,705,078	$202,198,028
SHARES TRANSACTIONS
Shares sold	3,725,000	1,975,000	5,475,000	4,300,000
Shares redeemed	(3,350,000)	(1,350,000)	(5,325,000)	(4,850,000)
Total increase (decrease) in shares outstanding	375,000	625,000	150,000	(550,000)

The accompanying notes are an integral part of these financial statements.

389

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - April		Innovator U.S. Equity Power Buffer ETF - August
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(6,034,430)	$(5,919,620)	$(6,561,072)	$(6,417,701)
Net realized gain (loss)	62,336,122	100,344,365	102,824,412	124,891,428
Net change in unrealized appreciation (depreciation)	10,308,641	32,421,643	12,180,917	60,964,354
Net increase (decrease) in net assets from operations	66,610,333	126,846,388	108,444,257	179,438,081
CAPITAL TRANSACTIONS:
Shares sold	177,568,567	1,061,857,410	332,939,798	778,845,285
Shares redeemed	(233,399,315)	(982,516,452)	(311,337,208)	(992,823,910)
ETF transaction fees (See Note 5)	51,992	299,395	110,441	206,025
Net increase (decrease) in net assets from capital transactions	(55,778,756)	79,640,353	21,713,031	(213,772,600)
Net increase (decrease) in net assets	10,831,577	206,486,741	130,157,288	(34,334,519)
NET ASSETS:
Beginning of the year	786,290,786	579,804,045	851,946,578	886,281,097
End of the year	$797,122,363	$786,290,786	$982,103,866	$851,946,578
SHARES TRANSACTIONS
Shares sold	5,000,000	31,750,000	8,200,000	21,475,000
Shares redeemed	(6,275,000)	(29,000,000)	(7,825,000)	(27,775,000)
Total increase (decrease) in shares outstanding	(1,275,000)	2,750,000	375,000	(6,300,000)

The accompanying notes are an integral part of these financial statements.

390

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - December		Innovator U.S. Equity Power Buffer ETF - February
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(7,624,383)	$(6,065,249)	$(5,967,588)	$(5,050,512)
Net realized gain (loss)	106,404,132	81,107,406	74,817,625	75,630,172
Net change in unrealized appreciation (depreciation)	261,559	64,372,407	9,461,337	36,268,953
Net increase (decrease) in net assets from operations	99,041,308	139,414,564	78,311,374	106,848,613
CAPITAL TRANSACTIONS:
Shares sold	446,372,545	705,086,003	373,223,447	651,569,928
Shares redeemed	(361,723,688)	(670,079,668)	(306,447,982)	(556,883,817)
ETF transaction fees (See Note 5)	226,054	154,540	138,189	228,595
Net increase (decrease) in net assets from capital transactions	84,874,911	35,160,875	66,913,654	94,914,706
Net increase (decrease) in net assets	183,916,219	174,575,439	145,225,028	201,763,319
NET ASSETS:
Beginning of the year	737,786,278	563,210,839	644,564,872	442,801,553
End of the year	$921,702,497	$737,786,278	$789,789,900	$644,564,872
SHARES TRANSACTIONS
Shares sold	11,500,000	20,550,000	10,075,000	19,625,000
Shares redeemed	(9,000,000)	(19,200,000)	(8,200,000)	(16,525,000)
Total increase (decrease) in shares outstanding	2,500,000	1,350,000	1,875,000	3,100,000

The accompanying notes are an integral part of these financial statements.

391

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - January		Innovator U.S. Equity Power Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(9,175,684)	$(7,918,303)	$(7,712,355)	$(7,140,660)
Net realized gain (loss)	138,943,909	122,012,265	119,634,839	128,851,458
Net change in unrealized appreciation (depreciation)	(391,255)	57,398,575	19,999,626	60,280,662
Net increase (decrease) in net assets from operations	129,376,970	171,492,537	131,922,110	181,991,460
CAPITAL TRANSACTIONS:
Shares sold	361,894,418	798,596,213	381,352,500	873,921,443
Shares redeemed	(289,392,155)	(553,046,820)	(294,762,965)	(1,084,317,178)
ETF transaction fees (See Note 5)	194,272	374,854	132,969	194,525
Net increase (decrease) in net assets from capital transactions	72,696,535	245,924,247	86,722,504	(210,201,210)
Net increase (decrease) in net assets	202,073,505	417,416,784	218,644,614	(28,209,750)
NET ASSETS:
Beginning of the year	986,882,100	569,465,316	971,163,968	999,373,718
End of the year	$ 1,188,955,605	$986,882,100	$1,189,808,582	$971,163,968
SHARES TRANSACTIONS
Shares sold	8,550,000	21,450,000	8,725,000	22,600,000
Shares redeemed	(6,625,000)	(14,250,000)	(6,925,000)	(28,475,000)
Total increase (decrease) in shares outstanding	1,925,000	7,200,000	1,800,000	(5,875,000)

The accompanying notes are an integral part of these financial statements.

392

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - June		Innovator U.S. Equity Power Buffer ETF - March
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(5,071,008)	$(4,337,477)	$(4,624,613)	$(4,242,195)
Net realized gain (loss)	70,556,909	73,085,974	75,325,074	66,929,271
Net change in unrealized appreciation (depreciation)	18,307,547	24,677,740	4,201,380	21,684,378
Net increase (decrease) in net assets from operations	83,793,448	93,426,237	74,901,841	84,371,454
CAPITAL TRANSACTIONS:
Shares sold	878,841,833	400,251,342	156,334,916	580,930,233
Shares redeemed	(820,982,222)	(400,990,445)	(162,091,062)	(485,770,238)
ETF transaction fees (See Note 5)	116,624	160,663	97,509	222,954
Net increase (decrease) in net assets from capital transactions	57,976,235	(578,440)	(5,658,637)	95,382,949
Net increase (decrease) in net assets	141,769,683	92,847,797	69,243,204	179,754,403
NET ASSETS:
Beginning of the year	614,245,767	521,397,970	557,181,516	377,427,113
End of the year	$756,015,450	$614,245,767	$626,424,720	$557,181,516
SHARES TRANSACTIONS
Shares sold	22,950,000	11,450,000	3,850,000	16,000,000
Shares redeemed	(21,375,000)	(11,550,000)	(3,900,000)	(13,175,000)
Total increase (decrease) in shares outstanding	1,575,000	(100,000)	(50,000)	2,825,000

The accompanying notes are an integral part of these financial statements.

393

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - May		Innovator U.S. Equity Power Buffer ETF - November
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(4,443,137)	$(3,986,182)	$(5,547,234)	$(5,742,063)
Net realized gain (loss)	54,448,023	67,788,753	72,223,242	109,320,411
Net change in unrealized appreciation (depreciation)	12,806,930	30,590,734	51,522	1,955
Net increase (decrease) in net assets from operations	62,811,816	94,393,305	66,727,530	103,580,303
CAPITAL TRANSACTIONS:
Shares sold	135,255,195	275,554,055	771,243,455	240,845,755
Shares redeemed	(137,497,625)	(266,538,275)	(892,322,200)	(298,381,665)
ETF transaction fees (See Note 5)	46,259	92,263	87,812	130,628
Net increase (decrease) in net assets from capital transactions	(2,196,171)	9,108,043	(120,990,933)	(57,405,282)
Net increase (decrease) in net assets	60,615,645	103,501,348	(54,263,403)	46,175,021
NET ASSETS:
Beginning of the year	562,564,016	459,062,668	669,557,166	623,382,145
End of the year	$623,179,661	$562,564,016	$615,293,763	$669,557,166
SHARES TRANSACTIONS
Shares sold	3,750,000	8,400,000	19,000,000	7,000,000
Shares redeemed	(3,775,000)	(8,150,000)	(22,200,000)	(8,275,000)
Total increase (decrease) in shares outstanding	(25,000)	250,000	(3,200,000)	(1,275,000)

The accompanying notes are an integral part of these financial statements.

394

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - October		Innovator U.S. Equity Power Buffer ETF - September
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(6,519,396)	$(5,308,952)	$(6,287,531)	$(5,776,890)
Net realized gain (loss)	88,568,975	103,921,950	89,267,563	104,845,189
Net change in unrealized appreciation (depreciation)	13,072,197	2,175,660	12,587,088	34,757,656
Net increase (decrease) in net assets from operations	95,121,776	100,788,658	95,567,120	133,825,955
CAPITAL TRANSACTIONS:
Shares sold	408,440,433	342,823,845	358,647,527	776,809,583
Shares redeemed	(259,482,883)	(322,149,203)	(406,238,338)	(710,801,160)
ETF transaction fees (See Note 5)	169,998	154,160	166,638	151,471
Net increase (decrease) in net assets from capital transactions	149,127,548	20,828,802	(47,424,173)	66,159,894
Net increase (decrease) in net assets	244,249,324	121,617,460	48,142,947	199,985,849
NET ASSETS:
Beginning of the year	847,371,173	725,753,713	891,228,112	691,242,263
End of the year	$ 1,091,620,497	$847,371,173	$939,371,059	$891,228,112
SHARES TRANSACTIONS
Shares sold	9,650,000	8,900,000	8,550,000	20,600,000
Shares redeemed	(6,400,000)	(8,625,000)	(10,075,000)	(18,925,000)
Total increase (decrease) in shares outstanding	3,250,000	275,000	(1,525,000)	1,675,000

The accompanying notes are an integral part of these financial statements.

395

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - April		Innovator U.S. Equity Ultra Buffer ETF - August
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,208,438)	$(1,071,833)	$(1,502,021)	$(2,091,054)
Net realized gain (loss)	18,192,982	16,656,956	24,923,614	51,296,689
Net change in unrealized appreciation (depreciation)	(1,713,766)	7,470,938	519,747	16,669,946
Net increase (decrease) in net assets from operations	15,270,778	23,056,061	23,941,340	65,875,581
CAPITAL TRANSACTIONS:
Shares sold	215,364,490	203,985,603	258,591,785	346,550,260
Shares redeemed	(222,357,725)	(175,750,133)	(276,779,255)	(523,726,115)
ETF transaction fees (See Note 5)	56,509	71,403	40,447	116,386
Net increase (decrease) in net assets from capital transactions	(6,936,726)	28,306,873	(18,147,023)	(177,059,469)
Net increase (decrease) in net assets	8,334,052	51,362,934	5,794,317	(111,183,888)
NET ASSETS:
Beginning of the year	146,896,047	95,533,113	232,707,475	343,891,363
End of the year	$155,230,099	$146,896,047	$238,501,792	$232,707,475
SHARES TRANSACTIONS
Shares sold	7,175,000	7,275,000	6,800,000	10,725,000
Shares redeemed	(7,250,000)	(6,150,000)	(7,450,000)	(16,200,000)
Total increase (decrease) in shares outstanding	(75,000)	1,125,000	(650,000)	(5,475,000)

The accompanying notes are an integral part of these financial statements.

396

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - December		Innovator U.S. Equity Ultra Buffer ETF - February
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(2,139,670)	$(627,432)	$(1,328,131)	$(555,128)
Net realized gain (loss)	32,629,172	9,047,858	19,236,281	10,579,393
Net change in unrealized appreciation (depreciation)	12,110,881	7,275,919	6,667,482	2,105,963
Net increase (decrease) in net assets from operations	42,600,383	15,696,345	24,575,632	12,130,228
CAPITAL TRANSACTIONS:
Shares sold	429,464,413	84,006,338	256,976,620	66,794,875
Shares redeemed	(276,921,758)	(98,073,543)	(168,210,793)	(72,106,215)
ETF transaction fees (See Note 5)	200,909	16,425	102,583	26,739
Net increase (decrease) in net assets from capital transactions	152,743,564	(14,050,780)	88,868,410	(5,284,601)
Net increase (decrease) in net assets	195,343,947	1,645,565	113,444,042	6,845,627
NET ASSETS:
Beginning of the year	71,303,357	69,657,792	56,303,720	49,458,093
End of the year	$266,647,304	$71,303,357	$169,747,762	$56,303,720
SHARES TRANSACTIONS
Shares sold	12,425,000	2,675,000	7,825,000	2,225,000
Shares redeemed	(7,600,000)	(3,075,000)	(4,850,000)	(2,325,000)
Total increase (decrease) in shares outstanding	4,825,000	(400,000)	2,975,000	(100,000)

The accompanying notes are an integral part of these financial statements.

397

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - January		Innovator U.S. Equity Ultra Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,627,557)	$(1,296,002)	$(1,242,774)	$(864,599)
Net realized gain (loss)	24,988,771	21,909,610	20,097,788	13,993,450
Net change in unrealized appreciation (depreciation)	(315,254)	6,227,954	4,534,574	10,121,351
Net increase (decrease) in net assets from operations	23,045,960	26,841,562	23,389,588	23,250,202
CAPITAL TRANSACTIONS:
Shares sold	100,416,215	89,900,205	246,688,700	123,246,663
Shares redeemed	(81,052,005)	(72,223,125)	(198,745,135)	(163,771,833)
ETF transaction fees (See Note 5)	52,024	45,450	44,283	55,880
Net increase (decrease) in net assets from capital transactions	19,416,234	17,722,530	47,987,848	(40,469,290)
Net increase (decrease) in net assets	42,462,194	44,564,092	71,377,436	(17,219,088)
NET ASSETS:
Beginning of the year	160,428,275	115,864,183	144,404,833	161,623,921
End of the year	$ 202,890,469	$160,428,275	$215,782,269	$144,404,833
SHARES TRANSACTIONS
Shares sold	2,575,000	2,600,000	6,900,000	3,775,000
Shares redeemed	(2,000,000)	(2,000,000)	(5,550,000)	(5,300,000)
Total increase (decrease) in shares outstanding	575,000	600,000	1,350,000	(1,525,000)

The accompanying notes are an integral part of these financial statements.

398

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - June		Innovator U.S. Equity Ultra Buffer ETF - March
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(736,158)	$(571,323)	$(1,074,004)	$(783,753)
Net realized gain (loss)	8,840,110	8,739,978	12,966,793	11,448,113
Net change in unrealized appreciation (depreciation)	2,371,470	4,264,531	7,682,875	4,467,664
Net increase (decrease) in net assets from operations	10,475,422	12,433,186	19,575,664	15,132,024
CAPITAL TRANSACTIONS:
Shares sold	140,918,085	58,381,675	195,531,020	131,336,658
Shares redeemed	(98,543,440)	(53,867,508)	(116,190,995)	(109,593,045)
ETF transaction fees (See Note 5)	37,688	25,707	60,103	68,204
Net increase (decrease) in net assets from capital transactions	42,412,333	4,539,874	79,400,128	21,811,817
Net increase (decrease) in net assets	52,887,755	16,973,060	98,975,792	36,943,841
NET ASSETS:
Beginning of the year	91,084,896	74,111,836	81,910,943	44,967,102
End of the year	$ 143,972,651	$91,084,896	$180,886,735	$81,910,943
SHARES TRANSACTIONS
Shares sold	4,025,000	1,850,000	5,400,000	4,075,000
Shares redeemed	(2,875,000)	(1,750,000)	(3,150,000)	(3,250,000)
Total increase (decrease) in shares outstanding	1,150,000	100,000	2,250,000	825,000

The accompanying notes are an integral part of these financial statements.

399

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - May		Innovator U.S. Equity Ultra Buffer ETF - November
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(426,797)	$(461,340)	$(717,806)	$(373,991)
Net realized gain (loss)	5,995,793	8,729,156	10,705,046	6,989,006
Net change in unrealized appreciation (depreciation)	729,517	2,853,483	(610)	(1,096)
Net increase (decrease) in net assets from operations	6,298,513	11,121,299	9,986,630	6,613,919
CAPITAL TRANSACTIONS:
Shares sold	56,178,612	27,887,467	171,764,332	68,120,205
Shares redeemed	(56,619,455)	(47,791,576)	(154,812,225)	(66,035,753)
ETF transaction fees (See Note 5)	6,435	15,535	61,259	15,702
Net increase (decrease) in net assets from capital transactions	(434,408)	(19,888,574)	17,013,366	2,100,154
Net increase (decrease) in net assets	5,864,105	(8,767,275)	26,999,996	8,714,073
NET ASSETS:
Beginning of the year	52,739,911	61,507,186	39,121,633	30,407,560
End of the year	$58,604,016	$52,739,911	$66,121,629	$39,121,633
SHARES TRANSACTIONS
Shares sold	1,775,000	900,000	4,850,000	2,100,000
Shares redeemed	(1,750,000)	(1,550,000)	(4,250,000)	(1,975,000)
Total increase (decrease) in shares outstanding	25,000	(650,000)	600,000	125,000

The accompanying notes are an integral part of these financial statements.

400

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - October		Innovator U.S. Equity Ultra Buffer ETF - September
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,363,755)	$(777,621)	$(1,217,409)	$(655,837)
Net realized gain (loss)	17,706,207	14,064,054	16,612,041	11,385,942
Net change in unrealized appreciation (depreciation)	2,274,934	402,600	3,070,803	4,859,236
Net increase (decrease) in net assets from operations	18,617,386	13,689,033	18,465,435	15,589,341
CAPITAL TRANSACTIONS:
Shares sold	99,359,912	74,464,900	251,185,025	151,832,570
Shares redeemed	(101,014,533)	(29,422,120)	(204,017,395)	(93,753,956)
ETF transaction fees (See Note 5)	57,857	30,590	50,929	62,067
Net increase (decrease) in net assets from capital transactions	(1,596,764)	45,073,370	47,218,559	58,140,681
Net increase (decrease) in net assets	17,020,622	58,762,403	65,683,994	73,730,022
NET ASSETS:
Beginning of the year	162,057,813	103,295,410	163,286,496	89,556,474
End of the year	$179,078,435	$162,057,813	$228,970,490	$163,286,496
SHARES TRANSACTIONS
Shares sold	2,725,000	2,150,000	6,650,000	4,450,000
Shares redeemed	(2,775,000)	(900,000)	(5,500,000)	(2,825,000)
Total increase (decrease) in shares outstanding	(50,000)	1,250,000	1,150,000	1,625,000

The accompanying notes are an integral part of these financial statements.

401

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly		Innovator U.S. Small Cap Power Buffer ETF - April
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$(477,199)	$(19,942)	$(1,336,904)	$(1,278,974)
Net realized gain (loss)	6,438,022	211,289	829,313	26,458,169
Net change in unrealized appreciation (depreciation)	1,175,480	(528,351)	13,929,598	9,264,057
Net increase (decrease) in net assets from operations	7,136,303	(337,004)	13,422,007	34,443,252
CAPITAL TRANSACTIONS:
Shares sold	281,018,660	122,399,425	222,043,475	166,184,638
Shares redeemed	(333,618,610)	(6,521,355)	(252,950,428)	(173,329,973)
ETF transaction fees (See Note 5)	54,707	56,648	43,483	64,354
Net increase (decrease) in net assets from capital transactions	(52,545,243)	115,934,718	(30,863,470)	(7,080,981)
Net increase (decrease) in net assets	(45,408,940)	115,597,714	(17,441,463)	27,362,271
NET ASSETS:
Beginning of the period	115,597,714	—	179,968,519	152,606,248
End of the period	$70,188,774	$115,597,714	$162,527,056	$179,968,519
SHARES TRANSACTIONS
Shares sold	10,300,000	4,675,000	7,175,000	5,400,000
Shares redeemed	(12,300,000)	(250,000)	(8,050,000)	(5,750,000)
Total increase (decrease) in shares outstanding	(2,000,000)	4,425,000	(875,000)	(350,000)

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

402

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - August		Innovator U.S. Small Cap Power Buffer ETF - December	Innovator U.S. Small Cap Power Buffer ETF - February
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(858,799)	$(79,252)	$(399,480)	$(155,526)
Net realized gain (loss)	(3,381,571)	(948,867)	(534,251)	1,924,386
Net change in unrealized appreciation (depreciation)	7,696,621	(480,684)	1,084,612	1,009,144
Net increase (decrease) in net assets from operations	3,456,251	(1,508,803)	150,881	2,778,004
CAPITAL TRANSACTIONS:
Shares sold	224,363,163	142,918,575	100,319,215	93,929,190
Shares redeemed	(165,873,362)	(72,690,103)	(25,624,563)	(54,734,005)
ETF transaction fees (See Note 5)	43,728	70,838	47,156	47,796
Net increase (decrease) in net assets from capital transactions	58,533,529	70,299,310	74,741,808	39,242,981
Net increase (decrease) in net assets	61,989,780	68,790,507	74,892,689	42,020,985
NET ASSETS:
Beginning of the period	68,790,507	—	—	—
End of the period	$130,780,287	$68,790,507	$74,892,689	$42,020,985
SHARES TRANSACTIONS
Shares sold	8,850,000	5,825,000	4,050,000	3,650,000
Shares redeemed	(6,650,000)	(3,050,000)	(1,125,000)	(2,100,000)
Total increase (decrease) in shares outstanding	2,200,000	2,775,000	2,925,000	1,550,000

(a)	Inception date of the Fund was July 31, 2024.
(b)	Inception date of the Fund was November 29, 2024.
(c)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

403

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - January		Innovator U.S. Small Cap Power Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(2,441,027)	$(2,795,281)	$(1,151,774)	$(1,220,104)
Net realized gain (loss)	23,882,249	29,615,020	6,320,024	13,518,514
Net change in unrealized appreciation (depreciation)	(661,125)	28,586,578	4,312,650	19,335,926
Net increase (decrease) in net assets from operations	20,780,097	55,406,317	9,480,900	31,634,336
CAPITAL TRANSACTIONS:
Shares sold	380,007,835	319,712,498	140,657,120	50,370,910
Shares redeemed	(518,432,328)	(114,577,645)	(146,051,460)	(110,570,810)
ETF transaction fees (See Note 5)	44,011	166,299	45,560	28,291
Net increase (decrease) in net assets from capital transactions	(138,380,482)	205,301,152	(5,348,780)	(60,171,609)
Net increase (decrease) in net assets	(117,600,385)	260,707,469	4,132,120	(28,537,273)
NET ASSETS:
Beginning of the year	401,272,073	140,564,604	154,807,732	183,345,005
End of the year	$283,671,688	$401,272,073	$158,939,852	$154,807,732
SHARES TRANSACTIONS
Shares sold	9,800,000	9,450,000	4,850,000	1,850,000
Shares redeemed	(13,775,000)	(3,300,000)	(5,125,000)	(4,100,000)
Total increase (decrease) in shares outstanding	(3,975,000)	6,150,000	(275,000)	(2,250,000)

The accompanying notes are an integral part of these financial statements.

404

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - June		Innovator U.S. Small Cap Power Buffer ETF - March	Innovator U.S. Small Cap Power Buffer ETF - May
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Period Ended October 31, 2025(b)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(138,012)	$(33,304)	$(61,841)	$(136,653)
Net realized gain (loss)	(118,392)	150,984	401,929	2,634,411
Net change in unrealized appreciation (depreciation)	1,319,258	483,810	1,217,695	1,534,233
Net increase (decrease) in net assets from operations	1,062,854	601,490	1,557,783	4,031,991
CAPITAL TRANSACTIONS:
Shares sold	59,236,518	11,947,520	12,489,943	40,784,513
Shares redeemed	(50,917,788)	(1,971,345)	(2,094,533)	(24,637,230)
ETF transaction fees (See Note 5)	14,274	5,340	5,705	21,769
Net increase (decrease) in net assets from capital transactions	8,333,004	9,981,515	10,401,115	16,169,052
Net increase (decrease) in net assets	9,395,858	10,583,005	11,958,898	20,201,043
NET ASSETS:
Beginning of the period	10,583,005	—	—	—
End of the period	$19,978,863	$10,583,005	$11,958,898	$20,201,043
SHARES TRANSACTIONS
Shares sold	2,325,000	475,000	500,000	1,625,000
Shares redeemed	(2,000,000)	(75,000)	(75,000)	(900,000)
Total increase (decrease) in shares outstanding	325,000	400,000	425,000	725,000

(a)	Inception date of the Fund was May 31, 2024.
(b)	Inception date of the Fund was February 28, 2025.
(c)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

405

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - November		Innovator U.S. Small Cap Power Buffer ETF - October
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$(144,138)	$—	$(913,751)	$(680,218)
Net realized gain (loss)	1,399,505	—	8,945,466	15,176,305
Net change in unrealized appreciation (depreciation)	(2,700)	(368)	2,798,419	1,182,572
Net increase (decrease) in net assets from operations	1,252,667	(368)	10,830,134	15,678,659
CAPITAL TRANSACTIONS:
Shares sold	42,900,608	1,253,500	124,657,835	83,665,480
Shares redeemed	(27,111,628)	—	(146,631,688)	(17,139,555)
ETF transaction fees (See Note 5)	9,641	—	17,321	25,863
Net increase (decrease) in net assets from capital transactions	15,798,621	1,253,500	(21,956,532)	66,551,788
Net increase (decrease) in net assets	17,051,288	1,253,132	(11,126,398)	82,230,447
NET ASSETS:
Beginning of the period	1,253,132	—	148,209,086	65,978,639
End of the period	$18,304,420	$1,253,132	$137,082,688	$148,209,086
SHARES TRANSACTIONS
Shares sold	1,600,000	50,000	3,775,000	2,850,000
Shares redeemed	(1,000,000)	—	(4,600,000)	(600,000)
Total increase (decrease) in shares outstanding	600,000	50,000	(825,000)	2,250,000

(a)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

406

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - September		Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(136,333)	$(19,259)	$190,810
Net realized gain (loss)	1,582,127	—	1,653,622
Net change in unrealized appreciation (depreciation)	559,038	146,158	(786,522)
Net increase (decrease) in net assets from operations	2,004,832	126,899	1,057,910
CAPITAL TRANSACTIONS:
Shares sold	42,348,998	18,852,020	49,043,470
Shares redeemed	(33,560,038)	—	(29,141,300)
ETF transaction fees (See Note 5)	11,852	8,793	10,066
Net increase (decrease) in net assets from capital transactions	8,800,812	18,860,813	19,912,236
Net increase (decrease) in net assets	10,805,644	18,987,712	20,970,146
NET ASSETS:
Beginning of the period	18,987,712	—	—
End of the period	$29,793,356	$18,987,712	$20,970,146
SHARES TRANSACTIONS
Shares sold	1,600,000	750,000	1,900,000
Shares redeemed	(1,275,000)	—	(1,100,000)
Total increase (decrease) in shares outstanding	325,000	750,000	800,000

(a)	Inception date of the Fund was August 30, 2024.
(b)	Inception date of the Fund was February 5, 2025.
The accompanying notes are an integral part of these financial statements.

407

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
10/31/2025	$20.30	(0.16)	0.19	0.03	—	—	—	—
10/31/2024	$18.66	(0.16)	1.78	1.62	—	—	—	—
10/31/2023	$19.85	(0.16)	(1.08)	(1.24)	—	—	—	—
10/31/2022	$23.72	(0.17)	(3.74)	(3.91)	—	—	—	—
10/31/2021	$24.43	(0.19)	(0.56)	(0.75)	—	—	—	—
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
10/31/2025	$20.17	(0.16)	0.24	0.08	—	—	—	—
10/31/2024	$17.80	(0.15)	2.51	2.36	—	—	—	—
10/31/2023	$18.67	(0.15)	(0.73)	(0.88)	—	—	—	—
10/31/2022	$24.46	(0.17)	(5.67)	(5.84)	—	—	—	—
10/31/2021	$24.32	(0.17)	0.30	0.13	—	—	—	—
Innovator Defined Wealth Shield ETF
10/31/2025	$30.84	(0.22)	2.38	2.16	—	—	—	—
10/31/2024	$27.78	(0.20)	3.25	3.05	—	—	—	—
10/31/2023	$26.17	(0.19)	1.79	1.60	—	—	—	—
10/31/2022	$25.86	(0.18)	0.46	0.28	—	—	—	—
10/31/2021(g)	$25.69	(0.06)	0.20	0.14	—	—	—	—
Innovator Emerging Markets 10 Buffer ETF - Quarterly
10/31/2025	$25.54	(0.24)	3.10	2.86	—	—	—	—
10/31/2024(h)	$24.99	(0.08)	0.60	0.52	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - April
10/31/2025	$26.60	(0.24)	2.99	2.75	—	—	—	—
10/31/2024	$23.63	(0.22)	3.18	2.96	—	—	—	—
10/31/2023	$21.51	(0.21)	2.32	2.11	—	—	—	—
10/31/2022	$24.75	(0.21)	(3.04)	(3.25)	—	—	—	—
10/31/2021(j)	$24.96	(0.13)	(0.10)	(0.23)	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - January
10/31/2025	$30.88	(0.27)	2.79	2.52	—	—	—	—
10/31/2024	$26.91	(0.25)	4.20	3.95	—	—	—	—
10/31/2023	$24.58	(0.24)	2.53	2.29	—	—	—	—
10/31/2022	$29.95	(0.25)	(5.13)	(5.38)	—	—	—	—
10/31/2021	$27.26	(0.27)	2.94	2.67	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - July
10/31/2025	$25.19	(0.24)	4.26	4.02	—	—	—	—
10/31/2024	$22.09	(0.21)	3.31	3.10	—	—	—	—
10/31/2023	$21.22	(0.20)	1.05	0.85	—	—	—	—
10/31/2022	$25.77	(0.21)	(4.36)	(4.57)	—	—	—	—
10/31/2021	$25.60	(0.23)	0.39	0.16	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

408

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.03	$20.36	0.29%	$31,551	0.79%	(0.79)%	—%
0.02	$20.30	8.79%	$76,624	0.79%	(0.79)%	—%
0.05	$18.66	−6.01%	$10,262	0.79%	(0.78)%	—%
0.04	$19.85	−16.32%	$20,347	0.79%	(0.79)%	—%
0.04	$23.72	−2.87%	$9,489	0.79%	(0.79)%	—%

0.02	$20.27	0.53%	$28,383	0.79%	(0.78)%	—%
0.01	$20.17	13.28%	$15,125	0.79%	(0.78)%	—%
0.01	$17.80	−4.64%	$77,440	0.79%	(0.78)%	—%
0.05	$18.67	−23.67%	$32,204	0.79%	(0.79)%	—%
0.01	$24.46	0.55%	$4,892	0.79%	(0.72)%	—%

0.01	$33.01	7.03%	$1,885,774	0.69%	(0.68)%	—%
0.01	$30.84	11.01%	$900,618	0.69%	(0.68)%	—%
0.01	$27.78	6.17%	$490,391	0.69%	(0.69)%	—%
0.03	$26.17	1.21%	$256,462	0.69%	(0.69)%	—%
0.03	$25.86	0.65%	$29,088	0.69%	(0.69)%	—%

0.02	$28.42	11.28%	$15,634	0.89%	(0.89)%	—%
0.03	$25.54	2.25%	$10,217	0.89%	(0.88)%	—%

0.00(i)	$29.35	10.35%	$77,049	0.89%	(0.88)%	—%
0.01	$26.60	12.56%	$66,497	0.89%	(0.88)%	—%
0.01	$23.63	9.84%	$58,485	0.89%	(0.88)%	—%
0.01	$21.51	−13.08%	$30,656	0.89%	(0.89)%	—%
0.02	$24.75	−0.84%	$34,031	0.89%	(0.89)%	—%

0.01	$33.41	8.19%	$100,223	0.89%	(0.88)%	—%
0.02	$30.88	14.74%	$128,148	0.89%	(0.88)%	—%
0.04	$26.91	9.50%	$264,407	0.89%	(0.87)%	—%
0.01	$24.58	−17.93%	$55,915	0.89%	(0.89)%	—%
0.02	$29.95	9.87%	$106,320	0.89%	(0.89)%	—%

0.01	$29.22	16.01%	$148,295	0.89%	(0.88)%	—%
0.00(i)	$25.19	14.00%	$86,896	0.89%	(0.88)%	—%
0.02	$22.09	4.12%	$101,081	0.89%	(0.88)%	—%
0.02	$21.22	−17.66%	$54,643	0.89%	(0.89)%	—%
0.01	$25.77	0.68%	$41,237	0.89%	(0.89)%	—%

The accompanying notes are an integral part of these financial statements.

409

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Emerging Markets Power Buffer ETF - October
10/31/2025	$26.29	(0.24)	5.32	5.08	—	—	—	—
10/31/2024	$21.99	(0.21)	4.51	4.30	—	—	—	—
10/31/2023	$20.50	(0.20)	1.68	1.48	—	—	—	—
10/31/2022	$25.23	(0.20)	(4.56)	(4.76)	—	—	—	—
10/31/2021(k)	$24.99	(0.02)	0.26	0.24	—	—	—	—
Innovator Equity Defined Protection ETF – 1 Yr April
10/31/2025(l)	$24.42	(0.11)	1.22	1.11	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr August
10/31/2025	$24.59	(0.20)	2.13	1.93	—	—	—	—
10/31/2024(m)	$24.05	(0.05)	0.58	0.53	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr December
10/31/2025(n)	$23.92	(0.17)	1.69	1.52	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr February
10/31/2025(o)	$23.89	(0.14)	1.33	1.19	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr January
10/31/2025(p)	$25.59	(0.17)	1.61	1.44	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr July
10/31/2025	$26.72	(0.22)	2.35	2.13	—	—	—	—
10/31/2024(h)	$25.92	(0.07)	0.85	0.78	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr June
10/31/2025(q)	$25.73	(0.09)	0.95	0.86	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr March
10/31/2025(r)	$25.94	(0.14)	1.38	1.24	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr May
10/31/2025(s)	$24.21	(0.10)	1.05	0.95	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr November
10/31/2025	$24.84	(0.20)	1.85	1.65	—	—	—	—
10/31/2024(t)	$24.83	—	0.10	0.10	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr October
10/31/2025	$25.01	(0.20)	1.86	1.66	—	—	—	—
10/31/2024(u)	$25.05	(0.02)	(0.03)	(0.05)	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr September
10/31/2025	$24.82	(0.20)	1.96	1.76	—	—	—	—
10/31/2024(v)	$24.61	(0.03)	0.23	0.20	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to April 2026
10/31/2025	$26.08	(0.21)	2.19	1.98	—	—	—	—
10/31/2024(w)	$24.72	(0.11)	1.45	1.34	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

410

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$31.38	19.37%	$105,921	0.89%	(0.88)%	—%
0.00(i)	$26.29	19.58%	$53,242	0.89%	(0.88)%	—%
0.01	$21.99	7.24%	$42,875	0.89%	(0.88)%	—%
0.03	$20.50	−18.75%	$25,628	0.89%	(0.89)%	—%
0.00(i)	$25.23	0.98%	$5,047	0.89%	(0.89)%	—%

0.01	$25.54	4.59%	$38,951	0.79%	(0.78)%	—%

0.01	$26.53	7.87%	$118,059	0.79%	(0.78)%	—%
0.01	$24.59	2.27%	$81,159	0.79%	(0.78)%	—%

0.02	$25.46	6.41%	$99,944	0.79%	(0.77)%	—%

0.01	$25.09	4.99%	$117,303	0.79%	(0.78)%	—%

0.01	$27.04	5.63%	$54,756	0.79%	(0.78)%	—%

0.01	$28.86	8.01%	$154,408	0.79%	(0.78)%	—%
0.02	$26.72	3.10%	$115,567	0.79%	(0.77)%	—%

0.01	$26.60	3.34%	$53,866	0.79%	(0.78)%	—%

0.02	$27.20	4.81%	$95,875	0.79%	(0.78)%	—%

0.01	$25.17	3.97%	$36,495	0.79%	(0.78)%	—%

0.02	$26.51	6.75%	$45,738	0.79%	(0.78)%	—%
0.01	$24.84	0.00%(f)	$1,242	—%	—%	—%

0.01	$26.68	6.68%	$130,738	0.79%	(0.78)%	—%
0.01	$25.01	−0.20%	$69,401	0.79%	(0.80)%	—%

0.02	$26.60	7.19%	$148,318	0.79%	(0.78)%	—%
0.01	$24.82	0.86%	$109,824	0.79%	(0.75)%	—%

0.00(i)	$28.06	7.59%	$57,528	0.79%	(0.77)%	2%
0.02	$26.08	5.51%	$71,723	0.79%	(0.76)%	14%

The accompanying notes are an integral part of these financial statements.

411

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Equity Defined Protection ETF – 2 Yr to April 2027
10/31/2025(l)	$24.23	(0.11)	1.55	1.44	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to January 2026
10/31/2025	$25.98	(0.21)	1.86	1.65	—	—	—	—
10/31/2024(x)	$24.33	(0.16)	1.79	1.63	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to January 2027
10/31/2025(p)	$25.39	(0.17)	1.88	1.71	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
10/31/2025	$26.67	(0.21)	2.29	2.08	—	—	—	—
10/31/2024(h)	$25.72	(0.07)	0.99	0.92	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to July 2027
10/31/2025	$27.47	(0.22)	2.19	1.97	—	—	—	—
10/31/2024	$24.27	(0.20)	3.39	3.19	—	—	—	—
10/31/2023(y)	$24.86	(0.05)	(0.56)	(0.61)	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
10/31/2025	$24.68	(0.20)	1.84	1.64	—	—	—	—
10/31/2024(u)	$24.85	(0.02)	(0.17)	(0.19)	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to October 2027
10/31/2025(z)	$26.23	(0.02)	0.14	0.12	—	—	—	—
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
10/31/2025	$25.19	(0.20)	1.01	0.81	—	—	—	—
10/31/2024(u)	$25.15	(0.02)	0.05	0.03	—	—	—	—
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
10/31/2025	$26.71	(0.22)	2.29	2.07	—	—	—	—
10/31/2024(h)	$26.02	(0.07)	0.74	0.67	—	—	—	—
Innovator Equity Dual Directional 10 Buffer ETF - July
10/31/2025(ll)	$19.62	(0.05)	1.03	0.98	—	—	—	—
Innovator Equity Dual Directional 10 Buffer ETF - November
10/31/2025(mm)	$18.95	—	(0.01)	(0.01)	—	—	—	—
Innovator Equity Dual Directional 10 Buffer ETF - October
10/31/2025(z)	$21.16	(0.01)	0.22	0.21	—	—	—	—
Innovator Equity Dual Directional 10 Buffer ETF - September
10/31/2025(nn)	$20.48	(0.03)	0.61	0.58	—	—	—	—
Innovator Equity Dual Directional 15 Buffer ETF - July
10/31/2025(ll)	$19.62	(0.05)	0.69	0.64	—	—	—	—
Innovator Equity Dual Directional 15 Buffer ETF - November
10/31/2025(mm)	$18.95	—	(0.01)	(0.01)	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

412

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$25.68	5.99%	$10,273	0.79%	(0.78)%	7%

0.00(i)	$27.63	6.32%	$42,822	0.79%	(0.77)%	4%
0.02	$25.98	6.80%	$59,762	0.79%	(0.77)%	10%

0.02	$27.12	6.77%	$37,288	0.79%	(0.77)%	7%

0.00(i)	$28.75	7.78%	$61,090	0.79%	(0.77)%	4%
0.03	$26.67	3.72%	$69,350	0.79%	(0.76)%	47%

0.00(i)	$29.44	7.15%	$167,788	0.79%	(0.77)%	8%
0.01	$27.47	13.19%	$213,593	0.79%	(0.77)%	4%
0.02	$24.27	−2.37%	$197,808	0.79%	(0.79)%	7%

0.01	$26.33	6.70%	$72,412	0.79%	(0.77)%	8%
0.02	$24.68	−0.73%	$54,909	0.79%	(0.80)%	11%

0.02	$26.37	0.51%	$10,549	0.79%	(0.78)%	9%

0.02	$26.02	3.30%	$100,824	0.79%	(0.78)%	—%
0.01	$25.19	0.12%	$75,566	0.79%	(0.81)%	—%

0.01	$28.79	7.78%	$241,144	0.79%	(0.78)%	—%
0.02	$26.71	2.68%	$153,608	0.79%	(0.77)%	—%

0.04	$20.64	5.18%	$102,670	0.79%	(0.77)%	—%

0.02	$18.96	0.00%(f)	$948	—%	—%	—%

0.02	$21.39	1.04%	$47,061	0.79%	(0.77)%	—%

0.02	$21.08	2.87%	$21,604	0.79%	(0.78)%	—%

0.02	$20.28	3.35%	$83,129	0.79%	(0.78)%	—%

0.02	$18.96	0.00%(f)	$948	—%	—%	—%

The accompanying notes are an integral part of these financial statements.

413

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Equity Dual Directional 15 Buffer ETF - October
10/31/2025(z)	$21.16	(0.01)	0.16	0.15	—	—	—	—
Innovator Equity Dual Directional 15 Buffer ETF - September
10/31/2025(nn)	$20.48	(0.03)	0.44	0.41	—	—	—	—
Innovator Growth Accelerated ETF - Quarterly
10/31/2025	$31.85	(0.28)	7.52	7.24	—	—	—	—
10/31/2024	$23.89	(0.22)	8.17	7.95	—	—	—	—
10/31/2023	$21.26	(0.18)	2.79	2.61	—	—	—	—
10/31/2022	$29.88	(0.20)	(8.43)	(8.63)	—	—	—	—
10/31/2021(j)	$25.53	(0.13)	4.47	4.34	—	—	—	—
Innovator Growth Accelerated Plus ETF - April
10/31/2025	$35.82	(0.32)	8.61	8.29	—	—	—	—
10/31/2024	$29.81	(0.26)	6.26	6.00	—	—	—	—
10/31/2023	$23.41	(0.22)	6.60	6.38	—	—	—	—
10/31/2022	$29.53	(0.22)	(5.90)	(6.12)	—	—	—	—
10/31/2021(j)	$25.53	(0.13)	4.11	3.98	—	—	—	—
Innovator Growth Accelerated Plus ETF - January
10/31/2025	$24.46	(0.20)	5.05	4.85	—	—	—	—
10/31/2024	$20.90	(0.18)	3.73	3.55	—	—	—	—
10/31/2023	$17.61	(0.15)	3.43	3.28	—	—	—	—
10/31/2022(aa)	$25.46	(0.13)	(7.74)	(7.87)	—	—	—	—
Innovator Growth Accelerated Plus ETF - July
10/31/2025	$30.85	(0.27)	8.20	7.93	—	—	—	—
10/31/2024	$24.34	(0.23)	6.73	6.50	—	—	—	—
10/31/2023	$19.99	(0.18)	4.52	4.34	—	—	—	—
10/31/2022	$27.50	(0.18)	(7.35)	(7.53)	—	—	—	—
10/31/2021(g)	$25.52	(0.07)	2.05	1.98	—	—	—	—
Innovator Growth Accelerated Plus ETF - October
10/31/2025	$27.85	(0.24)	6.43	6.19	—	—	—	—
10/31/2024	$22.79	(0.21)	5.27	5.06	—	—	—	—
10/31/2023	$18.52	(0.17)	4.43	4.26	—	—	—	—
10/31/2022	$25.70	(0.18)	(7.01)	(7.19)	—	—	—	—
10/31/2021(k)	$24.32	(0.02)	1.40	1.38	—	—	—	—
Innovator Growth-100 Power Buffer ETF - April
10/31/2025	$48.66	(0.39)	4.78	4.39	—	—	—	—
10/31/2024	$41.72	(0.36)	7.28	6.92	—	—	—	—
10/31/2023	$34.67	(0.31)	7.33	7.02	—	—	—	—
10/31/2022	$38.38	(0.29)	(3.45)	(3.74)	—	—	—	—
10/31/2021	$34.93	(0.29)	3.71	3.42	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

414

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.02	$21.33	0.77%	$121,069	0.79%	(0.77)%	—%

0.03	$20.92	2.09%	$55,431	0.79%	(0.77)%	—%

0.02	$39.11	22.80%	$61,603	0.79%	(0.78)%	—%
0.01	$31.85	33.34%	$34,241	0.79%	(0.78)%	—%
0.02	$23.89	12.39%	$32,847	0.79%	(0.78)%	—%
0.01	$21.26	−28.85%	$18,067	0.79%	(0.79)%	—%
0.01	$29.88	17.02%	$15,685	0.79%	(0.79)%	—%

0.02	$44.13	23.17%	$30,888	0.79%	(0.78)%	—%
0.01	$35.82	20.19%	$14,330	0.79%	(0.77)%	—%
0.02	$29.81	27.32%	$18,628	0.79%	(0.76)%	—%
0.00(i)	$23.41	−20.72%	$7,023	0.79%	(0.79)%	—%
0.02	$29.53	15.66%	$18,454	0.79%	(0.79)%	—%

0.01	$29.32	19.89%	$24,924	0.79%	(0.78)%	—%
0.01	$24.46	17.03%	$28,738	0.79%	(0.78)%	—%
0.01	$20.90	18.70%	$28,213	0.79%	(0.78)%	—%
0.02	$17.61	−30.85%	$4,401	0.79%	(0.79)%	—%

0.01	$38.79	25.75%	$24,247	0.79%	(0.78)%	—%
0.01	$30.85	26.76%	$16,968	0.79%	(0.78)%	—%
0.01	$24.34	21.75%	$17,646	0.79%	(0.78)%	—%
0.02	$19.99	−27.30%	$17,992	0.79%	(0.79)%	—%
0.00(i)	$27.50	7.75%	$8,250	0.79%	(0.79)%	—%

0.02	$34.06	22.28%	$14,475	0.79%	(0.78)%	—%
0.00(i)	$27.85	22.23%	$8,356	0.79%	(0.78)%	—%
0.01	$22.79	23.04%	$11,394	0.79%	(0.78)%	—%
0.01	$18.52	−27.95%	$6,019	0.79%	(0.79)%	—%
0.00(i)	$25.70	5.69%	$2,570	0.79%	(0.82)%	—%

0.01	$53.06	9.05%	$206,950	0.79%	(0.78)%	—%
0.02	$48.66	16.65%	$194,646	0.79%	(0.77)%	—%
0.03	$41.72	20.33%	$132,446	0.79%	(0.78)%	—%
0.03	$34.67	−9.67%	$52,866	0.79%	(0.79)%	—%
0.03	$38.38	9.87%	$41,254	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

415

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Growth-100 Power Buffer ETF - August
10/31/2025	$24.90	(0.21)	4.64	4.43	—	—	—	—
10/31/2024(m)	$24.31	(0.05)	0.63	0.58	—	—	—	—
Innovator Growth-100 Power Buffer ETF - December
10/31/2025(n)	$24.28	(0.18)	3.34	3.16	—	—	—	—
Innovator Growth-100 Power Buffer ETF - February
10/31/2025(o)	$24.88	(0.15)	2.84	2.69	—	—	—	—
Innovator Growth-100 Power Buffer ETF - January
10/31/2025	$46.55	(0.38)	7.72	7.34	—	—	—	—
10/31/2024	$40.87	(0.34)	6.00	5.66	—	—	—	—
10/31/2023	$35.60	(0.30)	5.56	5.26	—	—	—	—
10/31/2022	$42.07	(0.30)	(6.19)	(6.49)	—	—	—	—
10/31/2021	$37.44	(0.31)	4.91	4.60	—	—	—	—
Innovator Growth-100 Power Buffer ETF - July
10/31/2025	$60.59	(0.51)	11.97	11.46	—	—	—	—
10/31/2024	$50.27	(0.44)	10.74	10.30	—	—	—	—
10/31/2023	$43.06	(0.38)	7.54	7.16	—	—	—	—
10/31/2022	$47.65	(0.35)	(4.28)	(4.63)	—	—	—	—
10/31/2021	$42.23	(0.36)	5.74	5.38	—	—	—	—
Innovator Growth-100 Power Buffer ETF - June
10/31/2025	$26.39	(0.22)	4.98	4.76	—	—	—	—
10/31/2024(bb)	$25.05	(0.08)	1.40	1.32	—	—	—	—
Innovator Growth-100 Power Buffer ETF - March
10/31/2025(r)	$26.22	(0.14)	2.99	2.85	—	—	—	—
Innovator Growth-100 Power Buffer ETF - May
10/31/2025(s)	$24.53	(0.10)	3.02	2.92	—	—	—	—
Innovator Growth-100 Power Buffer ETF - November
10/31/2025	$24.97	(0.20)	3.97	3.77	—	—	—	—
10/31/2024(t)	$24.97	—	—	—	—	—	—	—
Innovator Growth-100 Power Buffer ETF - October
10/31/2025	$49.70	(0.41)	8.40	7.99	—	—	—	—
10/31/2024	$42.13	(0.37)	7.93	7.56	—	—	—	—
10/31/2023	$35.28	(0.30)	7.12	6.82	—	—	—	—
10/31/2022	$40.07	(0.30)	(4.51)	(4.81)	—	—	—	—
10/31/2021	$33.53	(0.30)	6.82	6.52	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

416

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.02	$29.35	17.89%	$83,651	0.79%	(0.78)%	—%
0.01	$24.90	2.43%	$16,805	0.79%	(0.78)%	—%

0.02	$27.46	13.11%	$42,562	0.79%	(0.77)%	—%

0.01	$27.58	10.85%	$46,190	0.79%	(0.78)%	—%

0.01	$53.90	15.79%	$289,712	0.79%	(0.78)%	—%
0.02	$46.55	13.90%	$201,328	0.79%	(0.77)%	—%
0.01	$40.87	14.79%	$77,649	0.79%	(0.78)%	—%
0.02	$35.60	−15.37%	$82,777	0.79%	(0.79)%	—%
0.03	$42.07	12.36%	$87,297	0.79%	(0.79)%	—%

0.03	$72.08	18.97%	$246,884	0.79%	(0.78)%	—%
0.02	$60.59	20.52%	$266,590	0.79%	(0.78)%	—%
0.05	$50.27	16.77%	$266,454	0.79%	(0.77)%	—%
0.04	$43.06	−9.64%	$118,404	0.79%	(0.79)%	—%
0.04	$47.65	12.83%	$55,986	0.79%	(0.79)%	—%

0.01	$31.16	18.05%	$70,100	0.79%	(0.78)%	—%
0.02	$26.39	5.38%	$27,052	0.79%	(0.77)%	—%

0.02	$29.09	10.96%	$29,089	0.79%	(0.78)%	—%

0.02	$27.47	12.00%	$17,168	0.79%	(0.78)%	—%

0.02	$28.76	15.19%	$21,568	0.79%	(0.77)%	—%
—	$24.97	0.00%(f)	$1,248	—%	—%	—%

0.01	$57.70	16.11%	$253,611	0.79%	(0.78)%	—%
0.01	$49.70	17.98%	$161,025	0.79%	(0.78)%	—%
0.03	$42.13	19.41%	$148,284	0.79%	(0.78)%	—%
0.02	$35.28	−11.95%	$80,965	0.79%	(0.79)%	—%
0.02	$40.07	19.51%	$77,928	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

417

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Growth-100 Power Buffer ETF - September
10/31/2025	$24.89	(0.21)	4.37	4.16	—	—	—	—
10/31/2024(v)	$24.58	(0.03)	0.32	0.29	—	—	—	—
Innovator International Developed 10 Buffer ETF - Quarterly
10/31/2025	$25.38	(0.23)	3.43	3.20	—	—	—	—
10/31/2024(h)	$25.02	(0.07)	0.42	0.35	—	—	—	—
Innovator International Developed Power Buffer ETF - April
10/31/2025	$27.39	(0.24)	3.04	2.80	—	—	—	—
10/31/2024	$23.83	(0.22)	3.77	3.55	—	—	—	—
10/31/2023	$22.46	(0.21)	1.56	1.35	—	—	—	—
10/31/2022	$25.87	(0.20)	(3.25)	(3.45)	—	—	—	—
10/31/2021(j)	$24.90	(0.13)	1.08	0.95	—	—	—	—
Innovator International Developed Power Buffer ETF - August
10/31/2025	$24.44	(0.22)	3.62	3.40	—	—	—	—
10/31/2024(m)	$24.87	(0.05)	(0.39)	(0.44)	—	—	—	—
Innovator International Developed Power Buffer ETF - December
10/31/2025	$27.19	(0.24)	4.49	4.25	—	—	—	—
10/31/2024(cc)	$24.99	(0.21)	2.40	2.19	—	—	—	—
Innovator International Developed Power Buffer ETF - February
10/31/2025	$26.29	(0.23)	3.49	3.26	—	—	—	—
10/31/2024(dd)	$25.00	(0.16)	1.44	1.28	—	—	—	—
Innovator International Developed Power Buffer ETF - January
10/31/2025	$31.70	(0.28)	4.03	3.75	—	—	—	—
10/31/2024	$27.13	(0.26)	4.82	4.56	—	—	—	—
10/31/2023	$24.11	(0.24)	3.24	3.00	—	—	—	—
10/31/2022	$27.04	(0.22)	(2.72)	(2.94)	—	—	—	—
10/31/2021	$23.82	(0.22)	3.43	3.21	—	—	—	—
Innovator International Developed Power Buffer ETF - July
10/31/2025	$28.08	(0.26)	4.90	4.64	—	—	—	—
10/31/2024	$25.05	(0.23)	3.26	3.03	—	—	—	—
10/31/2023	$22.08	(0.21)	3.16	2.95	—	—	—	—
10/31/2022	$24.68	(0.20)	(2.42)	(2.62)	—	—	—	—
10/31/2021	$22.73	(0.21)	2.15	1.94	—	—	—	—
Innovator International Developed Power Buffer ETF - June
10/31/2025	$25.03	(0.23)	3.67	3.44	—	—	—	—
10/31/2024(bb)	$25.12	(0.09)	(0.01)	(0.10)	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

418

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.02	$29.07	16.82%	$63,231	0.79%	(0.77)%	—%
0.02	$24.89	1.26%	$36,083	0.79%	(0.75)%	—%

0.04	$28.62	12.80%	$73,709	0.85%	(0.85)%	—%
0.01	$25.38	1.45%	$5,710	0.85%	(0.84)%	—%

0.00(i)	$30.19	10.24%	$230,210	0.85%	(0.84)%	—%
0.01	$27.39	14.92%	$201,979	0.85%	(0.84)%	—%
0.02	$23.83	6.10%	$222,226	0.85%	(0.84)%	—%
0.04	$22.46	−13.17%	$43,236	0.85%	(0.84)%	—%
0.02	$25.87	3.88%	$20,047	0.85%	(0.85)%	—%

0.03	$27.87	14.01%	$74,541	0.85%	(0.84)%	—%
0.01	$24.44	−1.70%	$14,665	0.85%	(0.85)%	—%

0.01	$31.45	15.68%	$21,230	0.85%	(0.84)%	—%
0.01	$27.19	8.80%	$10,875	0.85%	(0.84)%	—%

0.02	$29.57	12.47%	$26,617	0.85%	(0.84)%	—%
0.01	$26.29	5.18%	$11,833	0.85%	(0.84)%	—%

0.01	$35.46	11.85%	$157,807	0.85%	(0.84)%	—%
0.01	$31.70	16.87%	$180,718	0.85%	(0.84)%	—%
0.02	$27.13	12.54%	$120,724	0.85%	(0.84)%	—%
0.01	$24.11	−10.84%	$65,688	0.85%	(0.85)%	—%
0.01	$27.04	13.47%	$57,450	0.85%	(0.85)%	—%

0.01	$32.73	16.54%	$228,273	0.85%	(0.84)%	—%
0.00(i)	$28.08	12.10%	$159,369	0.85%	(0.84)%	—%
0.02	$25.05	13.47%	$196,023	0.85%	(0.84)%	—%
0.02	$22.08	−10.54%	$188,757	0.85%	(0.85)%	—%
0.01	$24.68	8.58%	$56,141	0.85%	(0.85)%	—%

0.02	$28.49	13.79%	$59,109	0.85%	(0.84)%	—%
0.01	$25.03	−0.31%	$23,783	0.85%	(0.83)%	—%

The accompanying notes are an integral part of these financial statements.

419

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator International Developed Power Buffer ETF - March
10/31/2025	$25.89	(0.23)	3.44	3.21	—	—	—	—
10/31/2024(ee)	$25.13	(0.15)	0.89	0.74	—	—	—	—
Innovator International Developed Power Buffer ETF - May
10/31/2025	$25.62	(0.23)	3.72	3.49	—	—	—	—
10/31/2024(ff)	$24.83	(0.11)	0.89	0.78	—	—	—	—
Innovator International Developed Power Buffer ETF - November
10/31/2025	$29.32	(0.26)	4.57	4.31	—	—	—	—
10/31/2024	$24.94	(0.24)	4.60	4.36	—	—	—	—
10/31/2023(gg)	$24.95	—	(0.01)	(0.01)	—	—	—	—
Innovator International Developed Power Buffer ETF - October
10/31/2025	$29.51	(0.27)	4.82	4.55	—	—	—	—
10/31/2024	$25.77	(0.24)	3.97	3.73	—	—	—	—
10/31/2023	$22.20	(0.21)	3.77	3.56	—	—	—	—
10/31/2022	$25.40	(0.20)	(3.05)	(3.25)	—	—	—	—
10/31/2021(k)	$24.97	(0.02)	0.45	0.43	—	—	—	—
Innovator International Developed Power Buffer ETF - September
10/31/2025	$27.91	(0.24)	4.12	3.88	—	—	—	—
10/31/2024	$24.03	(0.23)	4.10	3.87	—	—	—	—
10/31/2023(hh)	$24.97	(0.03)	(0.93)	(0.96)	—	—	—	—
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
10/31/2025	$25.34	(0.21)	4.01	3.80	—	—	—	—
10/31/2024(h)	$24.87	(0.07)	0.49	0.42	—	—	—	—
Innovator Premium Income 15 Buffer ETF - April
10/31/2025	$25.02	0.88	0.61	1.49	(1.12)	—	(0.25)	(1.37)
10/31/2024(w)	$24.92	0.64	0.27	0.91	(0.69)	—	(0.21)	(0.82)
Innovator Premium Income 15 Buffer ETF - January
10/31/2025	$24.59	0.85	0.49	1.34	(1.20)	—	(0.07)	(1.27)
10/31/2024(x)	$24.48	0.84	0.39	1.23	(0.82)	—	(0.32)	(1.14)
Innovator Premium Income 15 Buffer ETF - July
10/31/2025	$23.84	0.84	0.54	1.38	(1.08)	—	(0.22)	(1.30)
10/31/2024(h)	$23.76	0.34	0.17	0.51	(0.32)	—	(0.12)	(0.44)
Innovator Premium Income 15 Buffer ETF - October
10/31/2025	$23.65	0.76	0.59	1.35	(1.22)	—	—	(1.22)
10/31/2024	$23.68	1.04	0.47	1.51	(1.02)	—	(0.53)	(1.55)
10/31/2023(ii)	$23.73	0.09	(0.03)	0.06	(0.06)	—	(0.07)	(0.13)

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

420

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.02	$29.12	12.49%	$34,220	0.85%	(0.84)%	—%
0.02	$25.89	3.02%	$12,945	0.85%	(0.85)%	—%

0.02	$29.13	13.69%	$34,227	0.85%	(0.84)%	—%
0.01	$25.62	3.19%	$8,968	0.85%	(0.84)%	—%

0.02	$33.65	14.77%	$11,776	0.85%	(0.84)%	—%
0.02	$29.32	17.50%	$4,397	0.85%	(0.84)%	—%
—	$24.94	—%	$1,247	—%	—%	—%

0.02	$34.08	15.49%	$194,233	0.85%	(0.84)%	—%
0.01	$29.51	14.50%	$121,710	0.85%	(0.84)%	—%
0.01	$25.77	16.07%	$105,653	0.85%	(0.84)%	—%
0.05	$22.20	−12.60%	$94,355	0.85%	(0.85)%	—%
0.00(i)	$25.40	1.72%	$9,525	0.85%	(0.85)%	—%

0.03	$31.82	14.01%	$101,019	0.85%	(0.84)%	—%
0.01	$27.91	16.13%	$67,676	0.85%	(0.84)%	—%
0.02	$24.03	−3.76%	$36,047	0.85%	(0.85)%	—%

0.02	$29.16	15.09%	$212,160	0.79%	(0.78)%	—%
0.05	$25.34	1.91%	$80,453	0.79%	(0.78)%	—%

0.01	$25.15	6.15%	$7,544	0.79%	3.51%	—%
0.01	$25.02	3.73%	$3,752	0.79%	4.36%	—%

0.01	$24.67	5.62%	$11,717	0.79%	3.45%	—%
0.02	$24.59	5.21%	$8,607	0.78%	4.06%	—%

0.02	$23.94	6.03%	$7,781	0.79%	3.52%	—%
0.01	$23.84	2.16%	$2,384	0.79%	4.26%	—%

0.01	$23.79	5.87%	$13,680	0.79%	3.19%	—%
0.01	$23.65	6.60%	$18,332	0.79%	4.35%	—%
0.02	$23.68	0.32%	$7,103	0.79%	4.97%	—%

The accompanying notes are an integral part of these financial statements.

421

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Premium Income 20 Barrier ETF - April
10/31/2025	$24.71	0.87	0.93	1.80	(1.27)	(0.35)	—	(1.62)
10/31/2024	$24.71	1.02	0.76	1.78	(1.28)	(0.42)	(0.08)	(1.78)
10/31/2023(jj)	$24.46	0.59	0.61	1.20	(0.79)	(0.18)	—	(0.97)
Innovator Premium Income 20 Barrier ETF - January
10/31/2025	$24.82	0.86	0.73	1.59	(1.30)	(0.26)	—	(1.56)
10/31/2024(x)	$24.58	0.86	0.60	1.46	(1.01)	(0.23)	—	(1.24)
Innovator Premium Income 20 Barrier ETF - July
10/31/2025	$24.94	0.97	0.82	1.79	(1.35)	(0.25)	—	(1.60)
10/31/2024	$24.56	1.12	1.04	2.16	(1.45)	(0.33)	—	(1.78)
10/31/2023(kk)	$24.72	0.39	(0.11)	0.28	(0.30)	—	(0.16)	(0.46)
Innovator Premium Income 20 Barrier ETF - October
10/31/2025	$23.79	0.77	0.90	1.67	(1.11)	(0.40)	—	(1.51)
10/31/2024	$23.83	1.08	0.74	1.82	(1.37)	(0.37)	(0.13)	(1.87)
10/31/2023(ii)	$23.82	0.09	(0.10)	(0.01)	—	—	—	—
Innovator Premium Income 30 Barrier ETF - April
10/31/2025	$24.70	0.86	0.56	1.42	(1.18)	(0.17)	—	(1.35)
10/31/2024	$24.69	1.01	0.50	1.51	(1.16)	(0.32)	(0.02)	(1.50)
10/31/2023(jj)	$24.46	0.58	0.43	1.01	(0.66)	(0.14)	—	(0.80)
Innovator Premium Income 30 Barrier ETF - January
10/31/2025	$24.78	0.86	0.46	1.32	(1.07)	(0.21)	—	(1.28)
10/31/2024(x)	$24.58	0.85	0.35	1.20	(0.89)	(0.14)	—	(1.03)
Innovator Premium Income 30 Barrier ETF - July
10/31/2025	$24.94	0.97	0.53	1.50	(1.22)	(0.14)	—	(1.36)
10/31/2024	$24.77	1.11	0.60	1.71	(1.32)	(0.22)	—	(1.54)
10/31/2023(kk)	$24.73	0.39	0.02	0.41	(0.34)	—	(0.06)	(0.40)
Innovator Premium Income 30 Barrier ETF - October
10/31/2025	$23.81	0.76	0.63	1.39	(0.95)	(0.28)	(0.02)	(1.25)
10/31/2024	$23.86	1.08	0.44	1.52	(1.30)	(0.25)	(0.03)	(1.58)
10/31/2023(ii)	$23.82	0.09	(0.08)	0.01	—	—	—	—
Innovator U.S. Equity 10 Buffer ETF - Quarterly
10/31/2025	$29.23	(0.21)	3.17	2.96	—	—	—	—
10/31/2024	$25.53	(0.19)	3.86	3.67	—	—	—	—
10/31/2023(ii)	$25.61	(0.01)	(0.09)	(0.10)	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

422

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(i)	$24.89	7.48%	$26,134	0.79%	3.49%	—%
0.00(i)	$24.71	7.43%	$27,802	0.79%	4.12%	—%
0.02	$24.71	5.04%	$26,563	0.79%	4.10%	—%

0.01	$24.86	6.68%	$10,566	0.79%	3.46%	—%
0.02	$24.82	6.11%	$9,307	0.79%	4.13%	—%

0.00(i)	$25.13	7.41%	$18,849	0.79%	3.85%	—%
0.00(i)	$24.94	8.99%	$20,574	0.79%	4.46%	—%
0.02	$24.56	1.20%	$25,172	0.79%	4.86%	—%

0.01	$23.96	7.21%	$20,365	0.79%	3.21%	—%
0.01	$23.79	7.83%	$19,630	0.79%	4.44%	—%
0.02	$23.83	0.04%	$10,724	0.79%	5.08%	—%

0.00(i)	$24.77	5.90%	$34,062	0.79%	3.47%	—%
0.00(i)	$24.70	6.30%	$38,287	0.79%	4.08%	—%
0.02	$24.69	4.23%	$48,754	0.79%	4.08%	—%

0.00(i)	$24.82	5.48%	$16,133	0.79%	3.48%	—%
0.03	$24.78	5.10%	$22,303	0.79%	4.10%	—%

0.00(i)	$25.08	6.15%	$17,555	0.79%	3.85%	—%
0.00(i)	$24.94	7.07%	$23,695	0.79%	4.44%	—%
0.03	$24.77	1.79%	$28,487	0.79%	4.77%	—%

0.00(i)	$23.95	5.92%	$17,959	0.79%	3.19%	—%
0.01	$23.81	6.53%	$21,430	0.79%	4.46%	—%
0.03	$23.86	0.17%	$13,720	0.79%	5.06%	—%

0.01	$32.20	10.17%	$634,293	0.69%	(0.68)%	—%
0.03	$29.23	14.46%	$256,458	0.69%	(0.68)%	—%
0.02	$25.53	-0.30%	$24,896	0.69%	(0.68)%	—%

The accompanying notes are an integral part of these financial statements.

423

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
10/31/2025	$31.48	(0.22)	3.85	3.63	—	—	—	—
10/31/2024	$25.23	(0.20)	6.42	6.22	—	—	—	—
10/31/2023(ii)	$25.61	(0.01)	(0.39)	(0.40)	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
10/31/2025	$33.34	(0.28)	4.98	4.70	—	—	—	—
10/31/2024	$28.67	(0.25)	4.91	4.66	—	—	—	—
10/31/2023	$25.30	(0.22)	3.57	3.35	—	—	—	—
10/31/2022	$27.09	(0.21)	(1.59)	(1.80)	—	—	—	—
10/31/2021(j)	$25.37	(0.12)	1.83	1.71	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
10/31/2025	$28.40	(0.23)	3.35	3.12	—	—	—	—
10/31/2024	$24.69	(0.21)	3.92	3.71	—	—	—	—
10/31/2023	$22.00	(0.19)	2.87	2.68	—	—	—	—
10/31/2022(aa)	$24.70	(0.15)	(2.57)	(2.72)	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
10/31/2025	$33.42	(0.27)	4.52	4.25	—	—	—	—
10/31/2024	$28.10	(0.25)	5.56	5.31	—	—	—	—
10/31/2023	$25.28	(0.22)	3.02	2.80	—	—	—	—
10/31/2022	$26.49	(0.20)	(1.04)	(1.24)	—	—	—	—
10/31/2021(g)	$25.68	(0.07)	0.87	0.80	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
10/31/2025	$29.58	(0.24)	3.73	3.49	—	—	—	—
10/31/2024	$25.93	(0.22)	3.87	3.65	—	—	—	—
10/31/2023	$22.82	(0.19)	3.29	3.10	—	—	—	—
10/31/2022	$24.77	(0.19)	(1.80)	(1.99)	—	—	—	—
10/31/2021(k)	$24.04	(0.02)	0.74	0.72	—	—	—	—
Innovator U.S. Equity Accelerated ETF - Quarterly
10/31/2025	$34.90	(0.29)	6.00	5.71	—	—	—	—
10/31/2024	$27.09	(0.25)	8.05	7.80	—	—	—	—
10/31/2023	$22.88	(0.21)	4.39	4.18	—	—	—	—
10/31/2022	$28.25	(0.20)	(5.19)	(5.39)	—	—	—	—
10/31/2021(j)	$25.37	(0.13)	3.00	2.87	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - April
10/31/2025	$33.62	(0.29)	6.57	6.28	—	—	—	—
10/31/2024	$27.75	(0.24)	6.10	5.86	—	—	—	—
10/31/2023	$24.90	(0.21)	3.04	2.83	—	—	—	—
10/31/2022	$28.19	(0.22)	(3.10)	(3.32)	—	—	—	—
10/31/2021(j)	$25.37	(0.13)	2.94	2.81	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

424

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$35.12	11.56%	$155,410	0.69%	(0.68)%	—%
0.03	$31.48	24.78%	$102,316	0.69%	(0.68)%	—%
0.02	$25.23	−1.49%	$12,615	0.69%	(0.68)%	—%

0.04	$38.08	14.21%	$153,283	0.79%	(0.78)%	—%
0.01	$33.34	16.31%	$86,696	0.79%	(0.78)%	—%
0.02	$28.67	13.33%	$73,825	0.79%	(0.77)%	—%
0.01	$25.30	−6.61%	$19,606	0.79%	(0.79)%	—%
0.01	$27.09	6.77%	$19,639	0.79%	(0.79)%	—%

0.03	$31.55	11.10%	$92,286	0.79%	(0.78)%	—%
0.00(i)	$28.40	15.01%	$86,616	0.79%	(0.78)%	—%
0.01	$24.69	12.24%	$71,609	0.79%	(0.77)%	—%
0.02	$22.00	−10.93%	$14,300	0.79%	(0.79)%	—%

0.01	$37.68	12.75%	$127,179	0.79%	(0.78)%	—%
0.01	$33.42	18.93%	$150,392	0.79%	(0.78)%	—%
0.02	$28.10	11.14%	$78,681	0.79%	(0.78)%	—%
0.03	$25.28	−4.56%	$32,237	0.79%	(0.79)%	—%
0.01	$26.49	3.16%	$10,597	0.79%	(0.79)%	—%

0.04	$33.11	11.93%	$83,606	0.79%	(0.78)%	—%
0.00(i)	$29.58	14.08%	$66,560	0.79%	(0.78)%	—%
0.01	$25.93	13.62%	$55,106	0.79%	(0.78)%	—%
0.04	$22.82	−7.85%	$35,948	0.79%	(0.79)%	—%
0.01	$24.77	3.03%	$4,334	0.79%	(0.82)%	—%

0.01	$40.62	16.40%	$71,089	0.79%	(0.79)%	—%
0.01	$34.90	28.82%	$51,474	0.79%	(0.78)%	—%
0.03	$27.09	18.40%	$76,528	0.79%	(0.77)%	—%
0.02	$22.88	−19.02%	$11,440	0.79%	(0.79)%	—%
0.01	$28.25	11.37%	$13,421	0.79%	(0.79)%	—%

0.02	$39.92	18.77%	$23,955	0.79%	(0.78)%	—%
0.01	$33.62	21.15%	$10,925	0.79%	(0.77)%	—%
0.02	$27.75	11.44%	$10,405	0.79%	(0.77)%	—%
0.03	$24.90	−11.67%	$3,735	0.79%	(0.79)%	—%
0.01	$28.19	11.11%	$8,457	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

425

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Accelerated Plus ETF - January
10/31/2025	$27.32	(0.22)	4.01	3.79	—	—	—	—
10/31/2024	$23.00	(0.20)	4.51	4.31	—	—	—	—
10/31/2023	$19.87	(0.17)	3.29	3.12	—	—	—	—
10/31/2022(aa)	$24.71	(0.14)	(4.72)	(4.86)	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - July
10/31/2025	$32.77	(0.27)	5.66	5.39	—	—	—	—
10/31/2024	$26.19	(0.24)	6.81	6.57	—	—	—	—
10/31/2023	$23.10	(0.20)	3.28	3.08	—	—	—	—
10/31/2022	$27.11	(0.19)	(3.84)	(4.03)	—	—	—	—
10/31/2021(g)	$25.68	(0.07)	1.49	1.42	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - October
10/31/2025	$28.60	(0.24)	4.65	4.41	—	—	—	—
10/31/2024	$24.24	(0.21)	4.56	4.35	—	—	—	—
10/31/2023	$20.84	(0.18)	3.58	3.40	—	—	—	—
10/31/2022	$25.30	(0.18)	(4.31)	(4.49)	—	—	—	—
10/31/2021(k)	$24.50	(0.02)	1.27	1.25	—	—	—	—
Innovator U.S. Equity Buffer ETF - April
10/31/2025	$43.15	(0.35)	4.43	4.08	—	—	—	—
10/31/2024	$34.42	(0.31)	9.02	8.71	—	—	—	—
10/31/2023	$30.83	(0.26)	3.84	3.58	—	—	—	—
10/31/2022	$32.79	(0.25)	(1.73)	(1.98)	—	—	—	—
10/31/2021	$28.41	(0.25)	4.61	4.36	—	—	—	—
Innovator U.S. Equity Buffer ETF - August
10/31/2025	$42.55	(0.35)	7.26	6.91	—	—	—	—
10/31/2024	$32.51	(0.30)	10.32	10.02	—	—	—	—
10/31/2023	$30.00	(0.25)	2.74	2.49	—	—	—	—
10/31/2022	$32.65	(0.25)	(2.43)	(2.68)	—	—	—	—
10/31/2021	$27.49	(0.24)	5.38	5.14	—	—	—	—
Innovator U.S. Equity Buffer ETF - December
10/31/2025	$43.28	(0.34)	5.84	5.50	—	—	—	—
10/31/2024	$34.26	(0.31)	9.32	9.01	—	—	—	—
10/31/2023	$31.67	(0.27)	2.84	2.57	—	—	—	—
10/31/2022	$34.04	(0.26)	(2.14)	(2.40)	—	—	—	—
10/31/2021	$27.73	(0.25)	6.53	6.28	—	—	—	—
Innovator U.S. Equity Buffer ETF - February
10/31/2025	$41.97	(0.34)	6.20	5.86	—	—	—	—
10/31/2024	$32.76	(0.30)	9.49	9.19	—	—	—	—
10/31/2023	$29.62	(0.25)	3.38	3.13	—	—	—	—
10/31/2022	$31.63	(0.24)	(1.79)	(2.03)	—	—	—	—
10/31/2021	$25.09	(0.23)	6.75	6.52	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

426

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$31.12	13.93%	$17,897	0.79%	(0.78)%	—%
0.01	$27.32	18.78%	$17,074	0.79%	(0.78)%	—%
0.01	$23.00	15.75%	$18,399	0.79%	(0.78)%	—%
0.02	$19.87	−19.59%	$4,967	0.79%	(0.79)%	—%

0.02	$38.18	16.50%	$16,225	0.79%	(0.78)%	—%
0.01	$32.77	25.14%	$11,470	0.79%	(0.77)%	—%
0.01	$26.19	13.38%	$15,712	0.79%	(0.78)%	—%
0.02	$23.10	−14.80%	$12,703	0.79%	(0.79)%	—%
0.01	$27.11	5.56%	$9,488	0.79%	(0.79)%	—%

0.01	$33.02	15.45%	$15,686	0.79%	(0.78)%	—%
0.01	$28.60	18.02%	$14,302	0.79%	(0.78)%	—%
0.00(i)	$24.24	16.31%	$12,724	0.79%	(0.78)%	—%
0.03	$20.84	−17.63%	$15,108	0.79%	(0.79)%	—%
—	$25.30	5.20%	$2,530	0.79%	(0.83)%	—%

0.02	$47.25	9.51%	$344,951	0.79%	(0.78)%	—%
0.02	$43.15	25.38%	$261,064	0.79%	(0.78)%	—%
0.01	$34.42	11.65%	$151,433	0.79%	(0.78)%	—%
0.02	$30.83	−5.99%	$115,595	0.79%	(0.79)%	—%
0.02	$32.79	15.40%	$122,956	0.79%	(0.79)%	—%

0.02	$49.48	16.30%	$221,414	0.79%	(0.78)%	—%
0.02	$42.55	30.88%	$180,817	0.79%	(0.77)%	—%
0.02	$32.51	8.35%	$182,037	0.79%	(0.77)%	—%
0.03	$30.00	−8.13%	$102,754	0.79%	(0.79)%	—%
0.02	$32.65	18.81%	$86,535	0.79%	(0.79)%	—%

0.05	$48.83	12.83%	$195,326	0.79%	(0.78)%	—%
0.01	$43.28	26.32%	$125,504	0.79%	(0.78)%	—%
0.02	$34.26	8.18%	$95,930	0.79%	(0.78)%	—%
0.03	$31.67	−6.97%	$103,722	0.79%	(0.79)%	—%
0.03	$34.04	22.76%	$57,874	0.79%	(0.79)%	—%

0.02	$47.85	14.00%	$191,403	0.79%	(0.78)%	—%
0.02	$41.97	28.11%	$131,168	0.79%	(0.77)%	—%
0.01	$32.76	10.62%	$99,929	0.79%	(0.78)%	—%
0.02	$29.62	−6.37%	$68,860	0.79%	(0.79)%	—%
0.02	$31.63	26.08%	$86,203	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

427

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Buffer ETF - January
10/31/2025	$46.66	(0.38)	7.35	6.97	—	—	—	—
10/31/2024	$35.99	(0.34)	11.00	10.66	—	—	—	—
10/31/2023	$33.17	(0.28)	3.09	2.81	—	—	—	—
10/31/2022	$36.87	(0.27)	(3.45)	(3.72)	—	—	—	—
10/31/2021	$29.77	(0.27)	7.35	7.08	—	—	—	—
Innovator U.S. Equity Buffer ETF - July
10/31/2025	$43.48	(0.36)	7.01	6.65	—	—	—	—
10/31/2024	$33.91	(0.31)	9.87	9.56	—	—	—	—
10/31/2023	$30.83	(0.26)	3.32	3.06	—	—	—	—
10/31/2022	$32.69	(0.25)	(1.65)	(1.90)	—	—	—	—
10/31/2021	$27.94	(0.25)	4.97	4.72	—	—	—	—
Innovator U.S. Equity Buffer ETF - June
10/31/2025	$40.52	(0.33)	5.91	5.58	—	—	—	—
10/31/2024	$32.33	(0.29)	8.47	8.18	—	—	—	—
10/31/2023	$30.59	(0.25)	1.96	1.71	—	—	—	—
10/31/2022	$33.96	(0.25)	(3.14)	(3.39)	—	—	—	—
10/31/2021	$29.25	(0.26)	4.95	4.69	—	—	—	—
Innovator U.S. Equity Buffer ETF - March
10/31/2025	$44.89	(0.37)	7.64	7.27	—	—	—	—
10/31/2024	$35.73	(0.33)	9.47	9.14	—	—	—	—
10/31/2023	$31.93	(0.27)	4.06	3.79	—	—	—	—
10/31/2022	$34.06	(0.26)	(1.88)	(2.14)	—	—	—	—
10/31/2021	$27.92	(0.25)	6.37	6.12	—	—	—	—
Innovator U.S. Equity Buffer ETF - May
10/31/2025	$39.36	(0.32)	5.09	4.77	—	—	—	—
10/31/2024	$30.60	(0.28)	9.03	8.75	—	—	—	—
10/31/2023	$29.07	(0.24)	1.76	1.52	—	—	—	—
10/31/2022	$32.55	(0.24)	(3.26)	(3.50)	—	—	—	—
10/31/2021	$27.92	(0.25)	4.86	4.61	—	—	—	—
Innovator U.S. Equity Buffer ETF - November
10/31/2025	$38.30	(0.31)	6.11	5.80	—	—	—	—
10/31/2024	$31.97	(0.28)	6.60	6.32	—	—	—	—
10/31/2023	$29.74	(0.25)	2.47	2.22	—	—	—	—
10/31/2022	$32.71	(0.24)	(2.25)	(2.49)	—	—	—	—
10/31/2021	$27.31	(0.24)	5.12	4.88	—	—	—	—
Innovator U.S. Equity Buffer ETF - October
10/31/2025	$42.18	(0.34)	7.12	6.78	—	—	—	—
10/31/2024	$34.94	(0.31)	7.54	7.23	—	—	—	—
10/31/2023	$31.43	(0.26)	3.76	3.50	—	—	—	—
10/31/2022	$33.90	(0.26)	(2.24)	(2.50)	—	—	—	—
10/31/2021	$27.26	(0.25)	6.88	6.63	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

428

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.02	$53.65	14.98%	$285,686	0.79%	(0.78)%	—%
0.01	$46.66	29.64%	$253,122	0.79%	(0.78)%	—%
0.01	$35.99	8.50%	$148,460	0.79%	(0.79)%	—%
0.02	$33.17	−10.03%	$142,636	0.79%	(0.79)%	—%
0.02	$36.87	23.85%	$150,240	0.79%	(0.79)%	—%

0.01	$50.14	15.34%	$297,095	0.79%	(0.78)%	—%
0.01	$43.48	28.22%	$259,766	0.79%	(0.78)%	—%
0.02	$33.91	9.98%	$341,615	0.79%	(0.78)%	—%
0.04	$30.83	−5.69%	$170,341	0.79%	(0.79)%	—%
0.03	$32.69	17.53%	$183,066	0.79%	(0.79)%	—%

0.01	$46.11	13.78%	$163,674	0.79%	(0.78)%	—%
0.01	$40.52	25.33%	$150,937	0.79%	(0.78)%	—%
0.03	$32.33	5.69%	$101,031	0.79%	(0.78)%	—%
0.02	$30.59	−9.93%	$76,474	0.79%	(0.79)%	—%
0.02	$33.96	16.12%	$81,509	0.79%	(0.79)%	—%

0.01	$52.17	16.22%	$178,692	0.79%	(0.78)%	—%
0.02	$44.89	25.64%	$173,955	0.79%	(0.78)%	—%
0.01	$35.73	11.89%	$87,536	0.79%	(0.78)%	—%
0.01	$31.93	−6.26%	$76,635	0.79%	(0.79)%	—%
0.02	$34.06	21.98%	$62,164	0.79%	(0.79)%	—%

0.00(i)	$44.13	12.12%	$156,670	0.79%	(0.78)%	—%
0.01	$39.36	28.62%	$130,879	0.79%	(0.78)%	—%
0.01	$30.60	5.29%	$110,940	0.79%	(0.78)%	—%
0.02	$29.07	−10.70%	$175,858	0.79%	(0.79)%	—%
0.02	$32.55	16.58%	$82,190	0.79%	(0.79)%	—%

0.01	$44.11	15.17%	$146,654	0.79%	(0.78)%	—%
0.01	$38.30	19.76%	$99,575	0.79%	(0.78)%	—%
0.01	$31.97	7.49%	$83,924	0.79%	(0.78)%	—%
0.02	$29.74	−7.65%	$61,710	0.79%	(0.79)%	—%
0.02	$32.21	17.93%	$30,599	0.79%	(0.79)%	—%

0.01	$48.97	16.10%	$288,949	0.79%	(0.78)%	—%
0.01	$42.18	20.71%	$233,052	0.79%	(0.78)%	—%
0.01	$34.94	11.18%	$171,230	0.79%	(0.79)%	—%
0.03	$31.43	−7.29%	$226,302	0.79%	(0.79)%	—%
0.01	$33.90	24.34%	$111,875	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

429

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Buffer ETF - September
10/31/2025	$41.91	(0.34)	7.20	6.86	—	—	—	—
10/31/2024	$33.14	(0.30)	9.06	8.76	—	—	—	—
10/31/2023	$30.33	(0.25)	3.05	2.80	—	—	—	—
10/31/2022	$32.66	(0.25)	(2.10)	(2.35)	—	—	—	—
10/31/2021	$26.40	(0.24)	6.47	6.23	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - April
10/31/2025	$35.86	(0.29)	3.03	2.74	—	—	—	—
10/31/2024	$30.24	(0.26)	5.87	5.61	—	—	—	—
10/31/2023	$27.80	(0.23)	2.65	2.42	—	—	—	—
10/31/2022	$29.04	(0.22)	(1.04)	(1.26)	—	—	—	—
10/31/2021	$26.54	(0.22)	2.70	2.48	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - August
10/31/2025	$37.74	(0.31)	5.35	5.04	—	—	—	—
10/31/2024	$30.69	(0.27)	7.31	7.04	—	—	—	—
10/31/2023	$28.21	(0.23)	2.69	2.46	—	—	—	—
10/31/2022	$30.00	(0.23)	(1.58)	(1.81)	—	—	—	—
10/31/2021	$26.86	(0.23)	3.35	3.12	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - December
10/31/2025	$38.53	(0.31)	4.34	4.03	—	—	—	—
10/31/2024	$31.64	(0.28)	7.16	6.88	—	—	—	—
10/31/2023	$30.03	(0.25)	1.84	1.59	—	—	—	—
10/31/2022	$31.01	(0.24)	(0.75)	(0.99)	—	—	—	—
10/31/2021	$27.42	(0.24)	3.80	3.56	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - February
10/31/2025	$36.11	(0.29)	4.21	3.92	—	—	—	—
10/31/2024	$30.02	(0.27)	6.35	6.08	—	—	—	—
10/31/2023	$27.84	(0.23)	2.40	2.17	—	—	—	—
10/31/2022	$29.01	(0.22)	(0.97)	(1.19)	—	—	—	—
10/31/2021	$25.03	(0.22)	4.18	3.96	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - January
10/31/2025	$41.42	(0.34)	5.08	4.74	—	—	—	—
10/31/2024	$34.25	(0.30)	7.46	7.16	—	—	—	—
10/31/2023	$31.17	(0.26)	3.33	3.07	—	—	—	—
10/31/2022	$33.10	(0.25)	(1.70)	(1.95)	—	—	—	—
10/31/2021	$29.08	(0.25)	4.25	4.00	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - July
10/31/2025	$40.26	(0.33)	5.95	5.62	—	—	—	—
10/31/2024	$33.31	(0.29)	7.23	6.94	—	—	—	—
10/31/2023	$29.90	(0.25)	3.64	3.39	—	—	—	—
10/31/2022	$30.38	(0.24)	(0.27)	(0.51)	—	—	—	—
10/31/2021	$27.43	(0.23)	3.16	2.93	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

430

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$48.78	16.41%	$242,705	0.79%	(0.78)%	—%
0.01	$41.91	26.47%	$202,198	0.79%	(0.78)%	—%
0.01	$33.14	9.26%	$178,109	0.79%	(0.78)%	—%
0.02	$30.33	−7.13%	$166,049	0.79%	(0.79)%	—%
0.03	$32.66	23.68%	$156,749	0.79%	(0.79)%	—%

0.00(i)	$38.60	7.64%	$797,122	0.79%	(0.78)%	—%
0.01	$35.86	18.60%	$786,291	0.79%	(0.78)%	—%
0.02	$30.24	8.78%	$579,804	0.79%	(0.78)%	—%
0.02	$27.80	−4.29%	$308,534	0.79%	(0.79)%	—%
0.02	$29.04	9.45%	$242,503	0.79%	(0.79)%	—%

0.01	$42.79	13.39%	$982,104	0.79%	(0.78)%	—%
0.01	$37.74	22.95%	$851,947	0.79%	(0.77)%	—%
0.02	$30.69	8.82%	$886,281	0.79%	(0.78)%	—%
0.02	$28.21	−5.98%	$435,772	0.79%	(0.79)%	—%
0.02	$30.00	11.68%	$185,991	0.79%	(0.79)%	—%

0.01	$42.57	10.50%	$921,702	0.79%	(0.78)%	—%
0.01	$38.53	21.76%	$737,786	0.79%	(0.78)%	—%
0.02	$31.64	5.38%	$563,211	0.79%	(0.77)%	—%
0.01	$30.03	−3.16%	$207,929	0.79%	(0.79)%	—%
0.03	$31.01	13.10%	$108,520	0.79%	(0.79)%	—%

0.01	$40.04	10.88%	$789,790	0.79%	(0.78)%	—%
0.01	$36.11	20.29%	$644,565	0.79%	(0.78)%	—%
0.01	$30.02	7.84%	$442,802	0.79%	(0.78)%	—%
0.02	$27.84	−4.02%	$239,416	0.79%	(0.79)%	—%
0.02	$29.01	15.90%	$170,407	0.79%	(0.79)%	—%

0.01	$46.17	11.47%	$1,188,956	0.79%	(0.78)%	—%
0.01	$41.42	20.93%	$986,882	0.79%	(0.78)%	—%
0.01	$34.25	9.91%	$569,465	0.79%	(0.78)%	—%
0.02	$31.17	−5.83%	$448,795	0.79%	(0.79)%	—%
0.02	$33.10	13.82%	$294,561	0.79%	(0.79)%	—%

0.01	$45.89	14.01%	$1,189,809	0.79%	(0.78)%	—%
0.01	$40.26	20.84%	$971,164	0.79%	(0.78)%	—%
0.02	$33.31	11.41%	$999,374	0.79%	(0.78)%	—%
0.03	$29.90	−1.59%	$503,828	0.79%	(0.79)%	—%
0.02	$30.38	10.78%	$218,755	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

431

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Power Buffer ETF - June
10/31/2025	$36.78	(0.30)	4.88	4.58	—	—	—	—
10/31/2024	$31.04	(0.27)	6.00	5.73	—	—	—	—
10/31/2023	$29.69	(0.24)	1.58	1.34	—	—	—	—
10/31/2022	$31.87	(0.24)	(1.96)	(2.20)	—	—	—	—
10/31/2021	$28.88	(0.24)	3.20	2.96	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - March
10/31/2025	$39.24	(0.32)	5.34	5.02	—	—	—	—
10/31/2024	$33.18	(0.29)	6.33	6.04	—	—	—	—
10/31/2023	$30.38	(0.25)	3.04	2.79	—	—	—	—
10/31/2022	$31.23	(0.24)	(0.63)	(0.87)	—	—	—	—
10/31/2021	$27.39	(0.24)	4.06	3.82	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - May
10/31/2025	$35.22	(0.29)	4.14	3.85	—	—	—	—
10/31/2024	$29.19	(0.26)	6.28	6.02	—	—	—	—
10/31/2023	$28.02	(0.23)	1.38	1.15	—	—	—	—
10/31/2022	$30.23	(0.23)	(2.00)	(2.23)	—	—	—	—
10/31/2021	$27.34	(0.23)	3.10	2.87	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - November
10/31/2025	$37.09	(0.30)	4.64	4.34	—	—	—	—
10/31/2024	$32.26	(0.28)	5.10	4.82	—	—	—	—
10/31/2023	$30.01	(0.25)	2.49	2.24	—	—	—	—
10/31/2022	$30.52	(0.23)	(0.31)	(0.54)	—	—	—	—
10/31/2021	$27.30	(0.23)	3.44	3.21	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - October
10/31/2025	$38.74	(0.31)	5.01	4.70	—	—	—	—
10/31/2024	$33.60	(0.29)	5.42	5.13	—	—	—	—
10/31/2023	$29.72	(0.25)	4.12	3.87	—	—	—	—
10/31/2022	$30.04	(0.23)	(0.13)	(0.36)	—	—	—	—
10/31/2021	$26.02	(0.23)	4.23	4.00	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - September
10/31/2025	$38.33	(0.31)	5.21	4.90	—	—	—	—
10/31/2024	$32.04	(0.28)	6.56	6.28	—	—	—	—
10/31/2023	$29.10	(0.24)	3.17	2.93	—	—	—	—
10/31/2022	$29.97	(0.23)	(0.67)	(0.90)	—	—	—	—
10/31/2021	$26.01	(0.23)	4.17	3.94	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - April
10/31/2025	$30.13	(0.24)	2.44	2.20	—	—	—	—
10/31/2024	$25.48	(0.22)	4.86	4.64	—	—	—	—
10/31/2023	$24.83	(0.20)	0.84	0.64	—	—	—	—
10/31/2022	$26.02	(0.20)	(1.01)	(1.21)	—	—	—	—
10/31/2021	$24.47	(0.20)	1.72	1.52	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

432

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$41.37	12.47%	$756,015	0.79%	(0.78)%	—%
0.01	$36.78	18.51%	$614,246	0.79%	(0.78)%	—%
0.01	$31.04	4.54%	$521,398	0.79%	(0.78)%	—%
0.02	$29.69	−6.84%	$344,365	0.79%	(0.79)%	—%
0.03	$31.87	10.34%	$152,966	0.79%	(0.79)%	—%

0.01	$44.27	12.82%	$626,425	0.79%	(0.78)%	—%
0.02	$39.24	18.26%	$557,182	0.79%	(0.78)%	—%
0.01	$33.18	9.24%	$377,427	0.79%	(0.78)%	—%
0.02	$30.38	−2.72%	$226,295	0.79%	(0.79)%	—%
0.02	$31.23	14.01%	$117,875	0.79%	(0.79)%	—%

0.00(i)	$39.07	10.95%	$623,180	0.79%	(0.78)%	—%
0.01	$35.22	20.63%	$562,564	0.79%	(0.78)%	—%
0.02	$29.19	4.19%	$459,063	0.79%	(0.78)%	—%
0.02	$28.02	−7.30%	$392,967	0.79%	(0.79)%	—%
0.02	$30.23	10.54%	$238,780	0.79%	(0.79)%	—%

0.00(i)	$41.43	11.70%	$615,294	0.79%	(0.78)%	—%
0.01	$37.09	14.97%	$669,557	0.79%	(0.78)%	—%
0.01	$32.26	7.50%	$623,382	0.79%	(0.78)%	—%
0.03	$30.01	−1.67%	$317,389	0.79%	(0.79)%	—%
0.01	$30.52	11.80%	$79,343	0.79%	(0.79)%	—%

0.01	$43.45	12.16%	$1,091,620	0.79%	(0.78)%	—%
0.01	$38.74	15.29%	$847,371	0.79%	(0.78)%	—%
0.01	$33.60	13.04%	$725,754	0.79%	(0.78)%	—%
0.04	$29.72	−1.05%	$649,488	0.79%	(0.79)%	—%
0.02	$30.04	15.44%	$209,533	0.79%	(0.79)%	—%

0.01	$43.24	12.80%	$939,371	0.79%	(0.78)%	—%
0.01	$38.33	19.64%	$891,228	0.79%	(0.78)%	—%
0.01	$32.04	10.09%	$691,242	0.79%	(0.78)%	—%
0.03	$29.10	−2.90%	$547,143	0.79%	(0.79)%	—%
0.02	$29.97	15.24%	$303,473	0.79%	(0.79)%	—%

0.01	$32.34	7.32%	$155,230	0.79%	(0.78)%	—%
0.01	$30.13	18.28%	$146,896	0.79%	(0.78)%	—%
0.01	$25.48	2.62%	$95,533	0.79%	(0.78)%	—%
0.02	$24.83	−4.59%	$122,886	0.79%	(0.78)%	—%
0.03	$26.02	6.31%	$57,242	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

433

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Ultra Buffer ETF - August
10/31/2025	$34.86	(0.28)	5.00	4.72	—	—	—	—
10/31/2024	$28.30	(0.25)	6.80	6.55	—	—	—	—
10/31/2023	$26.13	(0.21)	2.34	2.13	—	—	—	—
10/31/2022	$28.99	(0.22)	(2.68)	(2.90)	—	—	—	—
10/31/2021	$26.87	(0.22)	2.32	2.10	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - December
10/31/2025	$35.21	(0.28)	3.97	3.69	—	—	—	—
10/31/2024	$28.72	(0.26)	6.74	6.48	—	—	—	—
10/31/2023	$28.07	(0.22)	0.85	0.63	—	—	—	—
10/31/2022	$29.82	(0.23)	(1.53)	(1.76)	—	—	—	—
10/31/2021	$27.15	(0.23)	2.87	2.64	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - February
10/31/2025	$32.64	(0.26)	3.72	3.46	—	—	—	—
10/31/2024	$27.10	(0.24)	5.77	5.53	—	—	—	—
10/31/2023	$26.35	(0.21)	0.95	0.74	—	—	—	—
10/31/2022	$27.80	(0.21)	(1.25)	(1.46)	—	—	—	—
10/31/2021	$24.91	(0.21)	3.08	2.87	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - January
10/31/2025	$38.20	(0.31)	4.59	4.28	—	—	—	—
10/31/2024	$32.18	(0.28)	6.29	6.01	—	—	—	—
10/31/2023	$29.55	(0.24)	2.86	2.62	—	—	—	—
10/31/2022	$31.37	(0.23)	(1.62)	(1.85)	—	—	—	—
10/31/2021	$28.36	(0.24)	3.23	2.99	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - July
10/31/2025	$33.78	(0.28)	4.85	4.57	—	—	—	—
10/31/2024	$27.87	(0.24)	6.13	5.89	—	—	—	—
10/31/2023	$25.62	(0.21)	2.44	2.23	—	—	—	—
10/31/2022	$27.37	(0.21)	(1.56)	(1.77)	—	—	—	—
10/31/2021	$25.54	(0.21)	2.02	1.81	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - June
10/31/2025	$33.12	(0.27)	4.06	3.79	—	—	—	—
10/31/2024	$27.97	(0.24)	5.38	5.14	—	—	—	—
10/31/2023	$26.87	(0.22)	1.31	1.09	—	—	—	—
10/31/2022	$29.18	(0.21)	(2.13)	(2.34)	—	—	—	—
10/31/2021	$27.24	(0.23)	2.14	1.91	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - March
10/31/2025	$34.86	(0.29)	4.73	4.44	—	—	—	—
10/31/2024	$29.49	(0.26)	5.61	5.35	—	—	—	—
10/31/2023	$28.33	(0.23)	1.37	1.14	—	—	—	—
10/31/2022	$29.56	(0.23)	(1.02)	(1.25)	—	—	—	—
10/31/2021	$26.93	(0.23)	2.84	2.61	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

434

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$39.59	13.55%	$238,502	0.79%	(0.78)%	—%
0.01	$34.86	23.17%	$232,707	0.79%	(0.77)%	—%
0.04	$28.30	8.32%	$343,891	0.79%	(0.77)%	—%
0.04	$26.13	−9.87%	$82,308	0.79%	0.79%	—%
0.02	$28.99	7.89%	$46,383	0.79%	0.79%	—%

0.03	$38.93	10.55%	$266,647	0.79%	(0.78)%	—%
0.01	$35.21	22.58%	$71,303	0.79%	(0.78)%	—%
0.02	$28.72	2.34%	$69,658	0.79%	(0.78)%	—%
0.01	$28.07	−5.88%	$46,311	0.79%	(0.79)%	—%
0.03	$29.82	9.85%	$32,059	0.79%	(0.79)%	—%

0.02	$36.12	10.65%	$169,748	0.79%	(0.78)%	—%
0.01	$32.64	20.44%	$56,304	0.79%	(0.78)%	—%
0.01	$27.10	2.85%	$49,458	0.79%	(0.78)%	—%
0.01	$26.35	−5.21%	$53,358	0.79%	(0.79)%	—%
0.02	$27.80	11.61%	$26,409	0.79%	(0.79)%	—%

0.01	$42.49	11.24%	$202,890	0.79%	(0.78)%	—%
0.01	$38.20	18.68%	$160,428	0.79%	(0.78)%	—%
0.01	$32.18	8.93%	$115,864	0.79%	(0.79)%	—%
0.03	$29.55	−5.82%	$283,638	0.79%	(0.79)%	—%
0.02	$31.37	10.62%	$86,274	0.79%	(0.79)%	—%

0.01	$38.36	13.57%	$215,782	0.79%	(0.78)%	—%
0.02	$33.78	21.22%	$144,405	0.79%	(0.77)%	—%
0.02	$27.87	8.78%	$161,624	0.79%	(0.77)%	—%
0.02	$25.62	−6.41%	$73,650	0.79%	(0.79)%	—%
0.02	$27.37	7.18%	$52,689	0.79%	(0.79)%	—%

0.01	$36.92	11.46%	$143,973	0.79%	(0.78)%	—%
0.01	$33.12	18.43%	$91,085	0.79%	(0.78)%	—%
0.01	$27.97	4.09%	$74,112	0.79%	(0.78)%	—%
0.03	$26.87	−7.92%	$114,860	0.79%	(0.79)%	—%
0.03	$29.18	7.10%	$21,155	0.79%	(0.79)%	—%

0.02	$39.32	12.82%	$180,887	0.79%	(0.78)%	—%
0.02	$34.86	18.21%	$81,911	0.79%	(0.78)%	—%
0.02	$29.49	4.09%	$44,967	0.79%	(0.79)%	—%
0.02	$28.33	−4.15%	$69,406	0.79%	(0.79)%	—%
0.02	$29.56	9.76%	$33,251	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

435

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Ultra Buffer ETF - May
10/31/2025	$32.96	(0.27)	3.37	3.10	—	—	—	—
10/31/2024	$27.34	(0.24)	5.85	5.61	—	—	—	—
10/31/2023	$26.33	(0.21)	1.21	1.00	—	—	—	—
10/31/2022	$28.52	(0.21)	(2.01)	(2.22)	—	—	—	—
10/31/2021	$26.67	(0.22)	2.05	1.83	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - November
10/31/2025	$34.02	(0.27)	4.01	3.74	—	—	—	—
10/31/2024	$29.67	(0.25)	4.59	4.34	—	—	—	—
10/31/2023	$27.60	(0.23)	2.29	2.06	—	—	—	—
10/31/2022	$29.29	(0.22)	(1.49)	(1.71)	—	—	—	—
10/31/2021	$27.28	(0.23)	2.22	1.99	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - October
10/31/2025	$34.66	(0.28)	4.33	4.05	—	—	—	—
10/31/2024	$30.16	(0.26)	4.75	4.49	—	—	—	—
10/31/2023	$26.96	(0.22)	3.41	3.19	—	—	—	—
10/31/2022	$28.23	(0.22)	(1.07)	(1.29)	—	—	—	—
10/31/2021	$25.70	(0.22)	2.74	2.52	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - September
10/31/2025	$34.56	(0.28)	4.68	4.40	—	—	—	—
10/31/2024	$28.89	(0.25)	5.90	5.65	—	—	—	—
10/31/2023	$26.28	(0.22)	2.82	2.60	—	—	—	—
10/31/2022	$28.42	(0.21)	(1.96)	(2.17)	—	—	—	—
10/31/2021	$25.83	(0.22)	2.78	2.56	—	—	—	—
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
10/31/2025	$26.12	(0.21)	3.01	2.80	—	—	—	—
10/31/2024(h)	$25.11	(0.07)	0.89	0.82	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - April
10/31/2025	$32.28	(0.25)	2.54	2.29	—	—	—	—
10/31/2024	$25.76	(0.23)	6.74	6.51	—	—	—	—
10/31/2023	$25.52	(0.21)	0.44	0.23	—	—	—	—
10/31/2022	$27.83	(0.20)	(2.12)	(2.32)	—	—	—	—
10/31/2021	$26.00	(0.22)	2.03	1.81	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - August
10/31/2025	$24.79	(0.19)	1.68	1.49	—	—	—	—
10/31/2024(m)	$24.88	(0.05)	(0.08)	(0.13)	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - December
10/31/2025(n)	$24.96	(0.17)	0.79	0.62	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - February
10/31/2025(o)	$25.17	(0.15)	2.05	1.90	—	—	—	—

See footnote definitions on pages 438–440.
The accompanying notes are an integral part of these financial statements.

436

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.00(i)	$36.06	9.41%	$58,604	0.79%	(0.78)%	—%
0.01	$32.96	20.58%	$52,740	0.79%	(0.78)%	—%
0.01	$27.34	3.83%	$61,507	0.79%	(0.78)%	—%
0.03	$26.33	−7.67%	$99,394	0.79%	(0.79)%	—%
0.02	$28.52	6.91%	$40,634	0.79%	(0.79)%	—%

0.02	$37.78	11.07%	$66,122	0.79%	(0.78)%	—%
0.01	$34.02	14.64%	$39,122	0.79%	(0.78)%	—%
0.01	$29.67	7.48%	$30,408	0.79%	(0.79)%	—%
0.02	$27.60	−5.76%	$53,126	0.79%	(0.79)%	—%
0.02	$29.29	7.36%	$10,982	0.79%	(0.79)%	—%

0.01	$38.72	11.70%	$179,078	0.79%	(0.78)%	—%
0.01	$34.66	14.94%	$162,058	0.79%	(0.78)%	—%
0.01	$30.16	11.88%	$103,295	0.79%	(0.78)%	—%
0.02	$26.96	−4.52%	$113,221	0.79%	(0.79)%	—%
0.01	$28.23	9.85%	$62,818	0.79%	(0.79)%	—%

0.01	$38.97	12.78%	$228,970	0.79%	(0.78)%	—%
0.02	$34.56	19.62%	$163,286	0.79%	(0.78)%	—%
0.01	$28.89	9.93%	$89,556	0.79%	(0.78)%	—%
0.03	$26.28	−7.54%	$158,986	0.79%	(0.79)%	—%
0.03	$28.42	10.03%	$67,502	0.79%	(0.79)%	—%

0.02	$28.94	10.79%	$70,189	0.79%	(0.78)%	—%
0.19	$26.12	4.07%	$115,598	0.79%	(0.77)%	—%

0.01	$34.58	7.12%	$162,527	0.79%	(0.78)%	—%
0.01	$32.28	25.33%	$179,969	0.79%	(0.78)%	—%
0.01	$25.76	0.93%	$152,606	0.79%	(0.78)%	—%
0.01	$25.52	−8.29%	$84,855	0.79%	(0.79)%	—%
0.02	$27.83	7.04%	$84,876	0.79%	(0.79)%	—%

0.01	$26.29	6.04%	$130,780	0.79%	(0.78)%	—%
0.04	$24.79	−0.34%	$68,791	0.79%	(0.78)%	—%

0.02	$25.60	2.61%	$74,893	0.79%	(0.77)%	—%

0.04	$27.11	7.74%	$42,021	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

437

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Small Cap Power Buffer ETF - January
10/31/2025	$36.81	(0.29)	4.43	4.14	—	—	—	—
10/31/2024	$29.59	(0.27)	7.47	7.20	—	—	—	—
10/31/2023	$30.28	(0.24)	(0.47)	(0.71)	—	—	—	—
10/31/2022	$31.76	(0.24)	(1.26)	(1.50)	—	—	—	—
10/31/2021	$26.18	(0.24)	5.78	5.54	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - July
10/31/2025	$28.94	(0.23)	2.60	2.37	—	—	—	—
10/31/2024	$24.12	(0.21)	5.03	4.82	—	—	—	—
10/31/2023	$24.48	(0.19)	(0.19)	(0.38)	—	—	—	—
10/31/2022	$26.70	(0.20)	(2.03)	(2.23)	—	—	—	—
10/31/2021	$23.91	(0.21)	2.99	2.78	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - June
10/31/2025	$26.46	(0.20)	1.28	1.08	—	—	—	—
10/31/2024(bb)	$25.32	(0.08)	1.21	1.13	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - March
10/31/2025(r)	$25.56	(0.14)	2.71	2.57	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - May
10/31/2025(s)	$24.75	(0.10)	3.19	3.09	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - November
10/31/2025	$25.06	(0.20)	3.29	3.09	—	—	—	—
10/31/2024(t)	$25.07	—	(0.01)	(0.01)	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - October
10/31/2025	$30.09	(0.24)	3.58	3.34	—	—	—	—
10/31/2024	$24.66	(0.22)	5.64	5.42	—	—	—	—
10/31/2023	$25.37	(0.20)	(0.52)	(0.72)	—	—	—	—
10/31/2022	$27.65	(0.20)	(2.10)	(2.30)	—	—	—	—
10/31/2021	$24.08	(0.21)	3.77	3.56	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - September
10/31/2025	$25.32	(0.20)	2.57	2.37	—	—	—	—
10/31/2024(v)	$25.33	(0.03)	0.01	(0.02)	—	—	—	—
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
10/31/2025(oo)	$25.35	0.40	0.44	0.84	—	—	—	—

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount represents less than 0.005%.
(g)	Inception date of the Fund was June 30, 2021.
The accompanying notes are an integral part of these financial statements.

438

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)(e)

0.01	$40.96	11.27%	$283,672	0.79%	(0.78)%	—%
0.02	$36.81	24.40%	$401,272	0.79%	(0.78)%	—%
0.02	$29.59	−2.28%	$140,565	0.79%	(0.78)%	—%
0.02	$30.28	−4.65%	$79,491	0.79%	(0.79)%	—%
0.04	$31.76	21.31%	$84,958	0.79%	(0.79)%	—%

0.01	$31.32	8.23%	$158,940	0.79%	(0.78)%	—%
0.00(i)	$28.94	19.95%	$154,808	0.79%	(0.78)%	—%
0.02	$24.12	−1.45%	$183,345	0.79%	(0.77)%	—%
0.01	$24.48	−8.30%	$78,335	0.79%	(0.79)%	—%
0.01	$26.70	11.64%	$74,083	0.79%	(0.79)%	—%

0.02	$27.56	4.16%	$19,979	0.79%	(0.78)%	—%
0.01	$26.46	4.53%	$10,583	0.79%	(0.77)%	—%

0.01	$28.14	10.12%	$11,959	0.79%	(0.78)%	—%

0.02	$27.86	12.57%	$20,201	0.79%	(0.78)%	—%

0.01	$28.16	12.36%	$18,304	0.79%	(0.79)%	—%
—	$25.06	0.00%(f)	$1,253	—%	—%	—%

0.00(i)	$33.43	11.10%	$137,083	0.79%	(0.78)%	—%
0.01	$30.09	22.01%	$148,209	0.79%	(0.78)%	—%
0.01	$24.66	−2.77%	$65,979	0.79%	(0.78)%	—%
0.02	$25.37	−8.24%	$72,937	0.79%	(0.79)%	—%
0.01	$27.65	14.79%	$36,632	0.79%	(0.79)%	—%

0.02	$27.71	9.47%	$29,793	0.79%	(0.78)%	—%
0.01	$25.32	−0.02%	$18,988	0.79%	(0.75)%	—%

0.02	$26.21	3.40%	$20,970	0.79%	2.10%	—%

(h)	Inception date of the Fund was June 28, 2024.
(i)	Amount represents less than $0.005 per share.
(j)	Inception date of the Fund was March 31, 2021.
(k)	Inception date of the Fund was September 30, 2021.
(l)	Inception date of the Fund was March 31, 2025.
(m)	Inception date of the Fund was July 31, 2024.
(n)	Inception date of the Fund was November 29, 2024.
(o)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

439

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS (Continued)
(p)	Inception date of the Fund was December 31, 2024.
(q)	Inception date of the Fund was May 30, 2025.
(r)	Inception date of the Fund was February 28, 2025.
(s)	Inception date of the Fund was April 30, 2025.
(t)	Inception date of the Fund was October 31, 2024.
(u)	Inception date of the Fund was September 30, 2024.
(v)	Inception date of the Fund was August 30, 2024.
(w)	Inception date of the Fund was March 28, 2024.
(x)	Inception date of the Fund was December 29, 2023.
(y)	Inception date of the Fund was July 17, 2023.
(z)	Inception date of the Fund was September 30, 2025.
(aa)	Inception date of the Fund was December 31, 2021.
(bb)	Inception date of the Fund was May 31, 2024.
(cc)	Inception date of the Fund was November 30, 2023.
(dd)	Inception date of the Fund was January 31, 2024.
(ee)	Inception date of the Fund was February 29, 2024.
(ff)	Inception date of the Fund was April 30, 2024.
(gg)	Inception date of the Fund was October 31, 2023.
(hh)	Inception date of the Fund was August 31, 2023.
(ii)	Inception date of the Fund was September 29, 2023.
(jj)	Inception date of the Fund was March 31, 2023.
(kk)	Inception date of the Fund was June 30, 2023.
(ll)	Inception date of the Fund was June 30, 2025.
(mm)	Inception date of the Fund was October 31, 2025.
(nn)	Inception date of the Fund was August 29, 2025.
(oo)	Inception date of the Fund was February 5, 2025.
The accompanying notes are an integral part of these financial statements.

440

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025
1. ORGANIZATION
Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which one hundred forty-two are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Emerging Markets 10 Buffer ETF - Quarterly	EBUF	June 28, 2024	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Equity Defined Protection ETF - 1 Yr April	ZAPR	March 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr August	ZAUG	July 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr December	ZDEK	November 29, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr February	ZFEB	January 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr January	ZJAN	December 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr July	ZJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr June	ZJUN	May 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr March	ZMAR	February 28, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr May	ZMAY	April 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr November	ZNOV	October 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr October	ZOCT	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr September	ZSEP	August 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	AAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to April 2027	TAPR	March 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to January 2026	AJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to January 2027	TJAN	December 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to July 2027	TJUL	July 17, 2023	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	AJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	AOCT	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to October 2027	TOCT	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	APOC	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	JAJL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - July	DDTL	June 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - November	DDTN	October 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - October	DDTO	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - September	DDTS	August 29, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - July	DDFL	June 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - November	DDFN	October 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - October	DDFO	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - September	DDFS	August 29, 2025	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - August	NAUG	July 31, 2024	Invesco QQQ Trust

441

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Growth-100 Power Buffer ETF - December	NDEC	November 29, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - February	NFEB	January 31, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - June	NJUN	May 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - March	NMAR	February 28, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - May	NMAY	April 30, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - November	NNOV	October 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - September	NSEP	August 30, 2024	Invesco QQQ Trust
Innovator International Developed 10 Buffer ETF - Quarterly	IBUF	June 28, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - August	IAUG	July 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - June	IJUN	May 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	QBUF	June 28, 2024	Invesco QQQ Trust
Innovator Premium Income 15 Buffer ETF - April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - July	LJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - October	OCTJ	September 29, 2023	S&P 500® Index
Innovator U.S. Equity 10 Buffer ETF - Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust

442

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	RBUF	June 28, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - August	KAUG	July 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - December	KDEC	November 29, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - February	KFEB	January 31, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - June	KJUN	May 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - March	KMAR	February 28, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - May	KMAY	April 30, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - November	KNOV	October 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - September	KSEP	August 30, 2024	iShares Russell 2000 ETF
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly(d)	QBF	February 5, 2025	CBOE Bitcoin U.S. ETF Index

443

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund(a)
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator Equity Autocallable Income Strategy ETF	ACEI	September 24, 2025	S&P 500® Index, Russell 2000 Index, Nasdaq-100 Index
Innovator Equity Managed 100 Buffer ETF	BFRZ	May 12, 2025	S&P 500® Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Equity Premium Income - Daily PutWrite ETF	SPUT	March 13, 2025	S&P 500® Index
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Hedged Nasdaq-100 ETF	QHDG	August 19, 2024	Nasdaq-100 Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Index Autocallable Income Strategy ETF	ACII	September 24, 2025	S&P 500® Index, Russell 2000 Index, Nasdaq-100 Index
Innovator Laddered Allocation Buffer ETF(b)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF(c)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator U.S. Small Cap Managed Floor ETF	RFLR	September 16, 2024	Russell 2000 Index
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

(a)	Each Fund individually seeks to track their respective index or Fund, before fees and expenses.
(b)
BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

(c)
BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(d)
In order to achieve its investment objectives, QBF may invest in its wholly owned subsidiary, Innovator Bitcoin 20 Floor ETF - Quarterly (Cayman); a company incorporated under the laws of the Cayman Islands. Innovator Bitcoin 20 Floor ETF - Quarterly (Cayman) acts as an investment vehicle in order to enter into certain investments for QBF, consistent with its investment objectives and policies.

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). QBUF lists and principally trades its shares on Nasdaq Global Market (“Nasdaq”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).
Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature

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Notes to Financial Statements
October 31, 2025(Continued)
of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Graham Day (Chief Investment Officer of the Adviser), who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.
Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily

445

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2025:
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$31,537,579	$—	$31,537,579
Total Investments	$—	$31,537,579	$—	$31,537,579
Liabilities:
Investments:
Written Options	$—	$(5,752)	$—	$(5,752)
Total Investments	$—	$(5,752)	$—	$(5,752)

446

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$28,638,491	$—	$28,638,491
Total Investments	$—	$28,638,491	$—	$28,638,491
Liabilities:
Investments:
Written Options	$—	$(299,411)	$—	$(299,411)
Total Investments	$—	$(299,411)	$—	$(299,411)

Innovator Defined Wealth Shield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,940,368,385	$—	$ 1,940,368,385
Total Investments	$—	$ 1,940,368,385	$—	$ 1,940,368,385
Liabilities:
Investments:
Written Options	$—	$(56,000,911)	$—	$(56,000,911)
Total Investments	$—	$(56,000,911)	$—	$(56,000,911)

Innovator Emerging Markets 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$16,068,543	$—	$16,068,543
Total Investments	$—	$16,068,543	$—	$16,068,543
Liabilities:
Investments:
Written Options	$—	$(442,654)	$—	$(442,654)
Total Investments	$—	$(442,654)	$—	$(442,654)

447

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Emerging Markets Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$86,984,643	$—	$86,984,643
Total Investments	$—	$86,984,643	$—	$86,984,643
Liabilities:
Investments:
Written Options	$—	$(10,014,574)	$—	$(10,014,574)
Total Investments	$—	$(10,014,574)	$—	$(10,014,574)

Innovator Emerging Markets Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$115,000,216	$—	$115,000,216
Total Investments	$—	$115,000,216	$—	$115,000,216
Liabilities:
Investments:
Written Options	$—	$(14,896,961)	$—	$(14,896,961)
Total Investments	$—	$(14,896,961)	$—	$(14,896,961)

Innovator Emerging Markets Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$159,827,930	$—	$159,827,930
Total Investments	$—	$159,827,930	$—	$159,827,930
Liabilities:
Investments:
Written Options	$—	$(11,716,819)	$—	$(11,716,819)
Total Investments	$—	$(11,716,819)	$—	$(11,716,819)

448

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Emerging Markets Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$110,758,355	$—	$110,758,355
Total Investments	$—	$110,758,355	$—	$110,758,355
Liabilities:
Investments:
Written Options	$—	$(4,957,516)	$—	$(4,957,516)
Total Investments	$—	$(4,957,516)	$—	$(4,957,516)

Innovator Equity Defined Protection ETF - 1 Yr April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$45,397,200	$—	$45,397,200
Total Investments	$—	$45,397,200	$—	$45,397,200
Liabilities:
Investments:
Written Options	$—	$(6,531,009)	$—	$(6,531,009)
Total Investments	$—	$(6,531,009)	$—	$(6,531,009)

Innovator Equity Defined Protection ETF - 1 Yr August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$127,699,474	$—	$127,699,474
Total Investments	$—	$127,699,474	$—	$127,699,474
Liabilities:
Investments:
Written Options	$—	$(9,822,195)	$—	$(9,822,195)
Total Investments	$—	$(9,822,195)	$—	$(9,822,195)

449

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Defined Protection ETF - 1 Yr December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$105,539,342	$—	$105,539,342
Total Investments	$—	$105,539,342	$—	$105,539,342
Liabilities:
Investments:
Written Options	$—	$(5,926,102)	$—	$(5,926,102)
Total Investments	$—	$(5,926,102)	$—	$(5,926,102)

Innovator Equity Defined Protection ETF - 1 Yr February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$126,408,486	$—	$126,408,486
Total Investments	$—	$126,408,486	$—	$126,408,486
Liabilities:
Investments:
Written Options	$—	$(9,395,664)	$—	$(9,395,664)
Total Investments	$—	$(9,395,664)	$—	$(9,395,664)

Innovator Equity Defined Protection ETF - 1 Yr January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$59,881,463	$—	$59,881,463
Total Investments	$—	$59,881,463	$—	$59,881,463
Liabilities:
Investments:
Written Options	$—	$(5,284,840)	$—	$(5,284,840)
Total Investments	$—	$(5,284,840)	$—	$(5,284,840)

450

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Defined Protection ETF - 1 Yr July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$169,169,558	$—	$169,169,558
Total Investments	$—	$169,169,558	$—	$169,169,558
Liabilities:
Investments:
Written Options	$—	$(14,974,750)	$—	$(14,974,750)
Total Investments	$—	$(14,974,750)	$—	$(14,974,750)

Innovator Equity Defined Protection ETF - 1 Yr June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$60,860,732	$—	$60,860,732
Total Investments	$—	$60,860,732	$—	$60,860,732
Liabilities:
Investments:
Written Options	$—	$(7,114,345)	$—	$(7,114,345)
Total Investments	$—	$(7,114,345)	$—	$(7,114,345)

Innovator Equity Defined Protection ETF - 1 Yr March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$105,134,172	$—	$105,134,172
Total Investments	$—	$105,134,172	$—	$105,134,172
Liabilities:
Investments:
Written Options	$—	$(9,463,064)	$—	$(9,463,064)
Total Investments	$—	$(9,463,064)	$—	$(9,463,064)

451

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Defined Protection ETF - 1 Yr May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$43,301,373	$—	$43,301,373
Total Investments	$—	$43,301,373	$—	$43,301,373
Liabilities:
Investments:
Written Options	$—	$(6,852,137)	$—	$(6,852,137)
Total Investments	$—	$(6,852,137)	$—	$(6,852,137)

Innovator Equity Defined Protection ETF - 1 Yr November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$47,906,775	$—	$47,906,775
Total Investments	$—	$47,906,775	$—	$47,906,775
Liabilities:
Investments:
Written Options	$—	$(2,308,500)	$—	$(2,308,500)
Total Investments	$—	$(2,308,500)	$—	$(2,308,500)

Innovator Equity Defined Protection ETF - 1 Yr October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$138,450,158	$—	$138,450,158
Total Investments	$—	$138,450,158	$—	$138,450,158
Liabilities:
Investments:
Written Options	$—	$(7,934,504)	$—	$(7,934,504)
Total Investments	$—	$(7,934,504)	$—	$(7,934,504)

452

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Defined Protection ETF - 1 Yr September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$159,613,595	$—	$159,613,595
Total Investments	$—	$159,613,595	$—	$159,613,595
Liabilities:
Investments:
Written Options	$—	$(11,563,068)	$—	$(11,563,068)
Total Investments	$—	$(11,563,068)	$—	$(11,563,068)

Innovator Equity Defined Protection ETF - 2 Yr to April 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$65,512,946	$—	$65,512,946
Total Investments	$—	$65,512,946	$—	$65,512,946
Liabilities:
Investments:
Written Options	$—	$(8,187,166)	$—	$(8,187,166)
Total Investments	$—	$(8,187,166)	$—	$(8,187,166)

Innovator Equity Defined Protection ETF - 2 Yr to April 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,985,605	$—	$11,985,605
Total Investments	$—	$11,985,605	$—	$11,985,605
Liabilities:
Investments:
Written Options	$—	$(1,748,971)	$—	$(1,748,971)
Total Investments	$—	$(1,748,971)	$—	$(1,748,971)

453

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Defined Protection ETF - 2 Yr to January 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$53,378,540	$—	$53,378,540
Total Investments	$—	$53,378,540	$—	$53,378,540
Liabilities:
Investments:
Written Options	$—	$(10,724,725)	$—	$(10,724,725)
Total Investments	$—	$(10,724,725)	$—	$(10,724,725)

Innovator Equity Defined Protection ETF - 2 Yr to January 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$41,241,467	$—	$41,241,467
Total Investments	$—	$41,241,467	$—	$41,241,467
Liabilities:
Investments:
Written Options	$—	$(4,094,691)	$—	$(4,094,691)
Total Investments	$—	$(4,094,691)	$—	$(4,094,691)

Innovator Equity Defined Protection ETF - 2 Yr to July 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$68,394,544	$—	$68,394,544
Total Investments	$—	$68,394,544	$—	$68,394,544
Liabilities:
Investments:
Written Options	$—	$(7,507,583)	$—	$(7,507,583)
Total Investments	$—	$(7,507,583)	$—	$(7,507,583)

454

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Defined Protection ETF - 2 Yr to July 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$186,390,327	$—	$186,390,327
Total Investments	$—	$186,390,327	$—	$186,390,327
Liabilities:
Investments:
Written Options	$—	$(18,774,244)	$—	$(18,774,244)
Total Investments	$—	$(18,774,244)	$—	$(18,774,244)

Innovator Equity Defined Protection ETF - 2 Yr to October 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$81,905,700	$—	$81,905,700
Total Investments	$—	$81,905,700	$—	$81,905,700
Liabilities:
Investments:
Written Options	$—	$(9,725,532)	$—	$(9,725,532)
Total Investments	$—	$(9,725,532)	$—	$(9,725,532)

Innovator Equity Defined Protection ETF - 2 Yr to October 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,349,075	$—	$11,349,075
Total Investments	$—	$11,349,075	$—	$11,349,075
Liabilities:
Investments:
Written Options	$—	$(823,963)	$—	$(823,963)
Total Investments	$—	$(823,963)	$—	$(823,963)

455

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$105,311,480	$—	$105,311,480
Total Investments	$—	$105,311,480	$—	$105,311,480
Liabilities:
Investments:
Written Options	$—	$(4,579,561)	$—	$(4,579,561)
Total Investments	$—	$(4,579,561)	$—	$(4,579,561)

Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$260,425,895	$—	$260,425,895
Total Investments	$—	$260,425,895	$—	$260,425,895
Liabilities:
Investments:
Written Options	$—	$(19,449,780)	$—	$(19,449,780)
Total Investments	$—	$(19,449,780)	$—	$(19,449,780)

Innovator Equity Dual Directional 10 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$126,253,019	$—	$126,253,019
Total Investments	$—	$126,253,019	$—	$126,253,019
Liabilities:
Investments:
Written Options	$—	$(23,959,426)	$—	$(23,959,426)
Total Investments	$—	$(23,959,426)	$—	$(23,959,426)

456

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Dual Directional 10 Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,360,954	$—	$1,360,954
Total Investments	$—	$1,360,954	$—	$1,360,954
Liabilities:
Investments:
Written Options	$—	$(415,674)	$—	$(415,674)
Total Investments	$—	$(415,674)	$—	$(415,674)

Innovator Equity Dual Directional 10 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$64,456,727	$—	$64,456,727
Total Investments	$—	$64,456,727	$—	$64,456,727
Liabilities:
Investments:
Written Options	$—	$(17,555,578)	$—	$(17,555,578)
Total Investments	$—	$(17,555,578)	$—	$(17,555,578)

Innovator Equity Dual Directional 10 Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$28,279,438	$—	$28,279,438
Total Investments	$—	$28,279,438	$—	$28,279,438
Liabilities:
Investments:
Written Options	$—	$(6,725,065)	$—	$(6,725,065)
Total Investments	$—	$(6,725,065)	$—	$(6,725,065)

457

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Dual Directional 15 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$105,404,489	$—	$105,404,489
Total Investments	$—	$105,404,489	$—	$105,404,489
Liabilities:
Investments:
Written Options	$—	$(22,501,906)	$—	$(22,501,906)
Total Investments	$—	$(22,501,906)	$—	$(22,501,906)

Innovator Equity Dual Directional 15 Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,407,798	$—	$1,407,798
Total Investments	$—	$1,407,798	$—	$1,407,798
Liabilities:
Investments:
Written Options	$—	$(462,532)	$—	$(462,532)
Total Investments	$—	$(462,532)	$—	$(462,532)

Innovator Equity Dual Directional 15 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$171,412,240	$—	$171,412,240
Total Investments	$—	$171,412,240	$—	$171,412,240
Liabilities:
Investments:
Written Options	$—	$(50,759,016)	$—	$(50,759,016)
Total Investments	$—	$(50,759,016)	$—	$(50,759,016)

458

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Equity Dual Directional 15 Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$74,490,957	$—	$74,490,957
Total Investments	$—	$74,490,957	$—	$74,490,957
Liabilities:
Investments:
Written Options	$—	$(19,258,747)	$—	$(19,258,747)
Total Investments	$—	$(19,258,747)	$—	$(19,258,747)

Innovator Growth Accelerated ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$66,494,666	$—	$66,494,666
Total Investments	$—	$66,494,666	$—	$66,494,666
Liabilities:
Investments:
Written Options	$—	$(4,949,847)	$—	$(4,949,847)
Total Investments	$—	$(4,949,847)	$—	$(4,949,847)

Innovator Growth Accelerated Plus ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$54,805,245	$—	$54,805,245
Total Investments	$—	$54,805,245	$—	$54,805,245
Liabilities:
Investments:
Written Options	$—	$(24,002,131)	$—	$(24,002,131)
Total Investments	$—	$(24,002,131)	$—	$(24,002,131)

459

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Growth Accelerated Plus ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$36,313,980	$—	$36,313,980
Total Investments	$—	$36,313,980	$—	$36,313,980
Liabilities:
Investments:
Written Options	$—	$(11,455,879)	$—	$(11,455,879)
Total Investments	$—	$(11,455,879)	$—	$(11,455,879)

Innovator Growth Accelerated Plus ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$34,118,505	$—	$34,118,505
Total Investments	$—	$34,118,505	$—	$34,118,505
Liabilities:
Investments:
Written Options	$—	$(9,948,195)	$—	$(9,948,195)
Total Investments	$—	$(9,948,195)	$—	$(9,948,195)

Innovator Growth Accelerated Plus ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$18,653,275	$—	$18,653,275
Total Investments	$—	$18,653,275	$—	$18,653,275
Liabilities:
Investments:
Written Options	$—	$(4,215,946)	$—	$(4,215,946)
Total Investments	$—	$(4,215,946)	$—	$(4,215,946)

460

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Growth-100 Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$249,556,145	$—	$249,556,145
Total Investments	$—	$249,556,145	$—	$249,556,145
Liabilities:
Investments:
Written Options	$—	$(43,087,634)	$—	$(43,087,634)
Total Investments	$—	$(43,087,634)	$—	$(43,087,634)

Innovator Growth-100 Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$91,343,428	$—	$91,343,428
Total Investments	$—	$91,343,428	$—	$91,343,428
Liabilities:
Investments:
Written Options	$—	$(7,931,983)	$—	$(7,931,983)
Total Investments	$—	$(7,931,983)	$—	$(7,931,983)

Innovator Growth-100 Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$46,163,933	$—	$46,163,933
Total Investments	$—	$46,163,933	$—	$46,163,933
Liabilities:
Investments:
Written Options	$—	$(3,725,336)	$—	$(3,725,336)
Total Investments	$—	$(3,725,336)	$—	$(3,725,336)

461

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Growth-100 Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$50,101,295	$—	$50,101,295
Total Investments	$—	$50,101,295	$—	$50,101,295
Liabilities:
Investments:
Written Options	$—	$(4,076,498)	$—	$(4,076,498)
Total Investments	$—	$(4,076,498)	$—	$(4,076,498)

Innovator Growth-100 Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$315,949,440	$—	$315,949,440
Total Investments	$—	$315,949,440	$—	$315,949,440
Liabilities:
Investments:
Written Options	$—	$(26,923,200)	$—	$(26,923,200)
Total Investments	$—	$(26,923,200)	$—	$(26,923,200)

Innovator Growth-100 Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$271,167,123	$—	$271,167,123
Total Investments	$—	$271,167,123	$—	$271,167,123
Liabilities:
Investments:
Written Options	$—	$(24,899,802)	$—	$(24,899,802)
Total Investments	$—	$(24,899,802)	$—	$(24,899,802)

462

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Growth-100 Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$79,177,345	$—	$79,177,345
Total Investments	$—	$79,177,345	$—	$79,177,345
Liabilities:
Investments:
Written Options	$—	$(9,241,726)	$—	$(9,241,726)
Total Investments	$—	$(9,241,726)	$—	$(9,241,726)

Innovator Growth-100 Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$32,494,577	$—	$32,494,577
Total Investments	$—	$32,494,577	$—	$32,494,577
Liabilities:
Investments:
Written Options	$—	$(3,507,126)	$—	$(3,507,126)
Total Investments	$—	$(3,507,126)	$—	$(3,507,126)

Innovator Growth-100 Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$20,382,380	$—	$20,382,380
Total Investments	$—	$20,382,380	$—	$20,382,380
Liabilities:
Investments:
Written Options	$—	$(3,249,590)	$—	$(3,249,590)
Total Investments	$—	$(3,249,590)	$—	$(3,249,590)

463

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Growth-100 Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$22,992,525	$—	$22,992,525
Total Investments	$—	$22,992,525	$—	$22,992,525
Liabilities:
Investments:
Written Options	$—	$(1,515,240)	$—	$(1,515,240)
Total Investments	$—	$(1,515,240)	$—	$(1,515,240)

Innovator Growth-100 Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$274,311,408	$—	$274,311,408
Total Investments	$—	$274,311,408	$—	$274,311,408
Liabilities:
Investments:
Written Options	$—	$(21,371,872)	$—	$(21,371,872)
Total Investments	$—	$(21,371,872)	$—	$(21,371,872)

Innovator Growth-100 Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$69,591,505	$—	$69,591,505
Total Investments	$—	$69,591,505	$—	$69,591,505
Liabilities:
Investments:
Written Options	$—	$(6,522,798)	$—	$(6,522,798)
Total Investments	$—	$(6,522,798)	$—	$(6,522,798)

464

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator International Developed 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$74,633,948	$—	$74,633,948
Total Investments	$—	$74,633,948	$—	$74,633,948
Liabilities:
Investments:
Written Options	$—	$(958,519)	$—	$(958,519)
Total Investments	$—	$(958,519)	$—	$(958,519)

Innovator International Developed Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$239,838,364	$—	$239,838,364
Total Investments	$—	$239,838,364	$—	$239,838,364
Liabilities:
Investments:
Written Options	$—	$(9,961,393)	$—	$(9,961,393)
Total Investments	$—	$(9,961,393)	$—	$(9,961,393)

Innovator International Developed Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$77,194,800	$—	$77,194,800
Total Investments	$—	$77,194,800	$—	$77,194,800
Liabilities:
Investments:
Written Options	$—	$(2,796,267)	$—	$(2,796,267)
Total Investments	$—	$(2,796,267)	$—	$(2,796,267)

465

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator International Developed Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$21,694,005	$—	$21,694,005
Total Investments	$—	$21,694,005	$—	$21,694,005
Liabilities:
Investments:
Written Options	$—	$(501,213)	$—	$(501,213)
Total Investments	$—	$(501,213)	$—	$(501,213)

Innovator International Developed Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$27,634,317	$—	$27,634,317
Total Investments	$—	$27,634,317	$—	$27,634,317
Liabilities:
Investments:
Written Options	$—	$(1,068,779)	$—	$(1,068,779)
Total Investments	$—	$(1,068,779)	$—	$(1,068,779)

Innovator International Developed Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$165,141,295	$—	$165,141,295
Total Investments	$—	$165,141,295	$—	$165,141,295
Liabilities:
Investments:
Written Options	$—	$(7,575,334)	$—	$(7,575,334)
Total Investments	$—	$(7,575,334)	$—	$(7,575,334)

466

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator International Developed Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$233,856,290	$—	$233,856,290
Total Investments	$—	$233,856,290	$—	$233,856,290
Liabilities:
Investments:
Written Options	$—	$(5,999,520)	$—	$(5,999,520)
Total Investments	$—	$(5,999,520)	$—	$(5,999,520)

Innovator International Developed Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$60,436,934	$—	$60,436,934
Total Investments	$—	$60,436,934	$—	$60,436,934
Liabilities:
Investments:
Written Options	$—	$(1,430,104)	$—	$(1,430,104)
Total Investments	$—	$(1,430,104)	$—	$(1,430,104)

Innovator International Developed Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,325,658	$—	$35,325,658
Total Investments	$—	$35,325,658	$—	$35,325,658
Liabilities:
Investments:
Written Options	$—	$(1,171,103)	$—	$(1,171,103)
Total Investments	$—	$(1,171,103)	$—	$(1,171,103)

467

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator International Developed Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,208,485	$—	$35,208,485
Total Investments	$—	$35,208,485	$—	$35,208,485
Liabilities:
Investments:
Written Options	$—	$(1,037,571)	$—	$(1,037,571)
Total Investments	$—	$(1,037,571)	$—	$(1,037,571)

Innovator International Developed Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,060,915	$—	$12,060,915
Total Investments	$—	$12,060,915	$—	$12,060,915
Liabilities:
Investments:
Written Options	$—	$(307,965)	$—	$(307,965)
Total Investments	$—	$(307,965)	$—	$(307,965)

Innovator International Developed Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$200,042,676	$—	$200,042,676
Total Investments	$—	$200,042,676	$—	$200,042,676
Liabilities:
Investments:
Written Options	$—	$(6,165,603)	$—	$(6,165,603)
Total Investments	$—	$(6,165,603)	$—	$(6,165,603)

468

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator International Developed Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$103,986,135	$—	$103,986,135
Total Investments	$—	$103,986,135	$—	$103,986,135
Liabilities:
Investments:
Written Options	$—	$(3,154,143)	$—	$(3,154,143)
Total Investments	$—	$(3,154,143)	$—	$(3,154,143)

Innovator Nasdaq-100 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$221,767,246	$—	$221,767,246
Total Investments	$—	$221,767,246	$—	$221,767,246
Liabilities:
Investments:
Written Options	$—	$(9,781,549)	$—	$(9,781,549)
Total Investments	$—	$(9,781,549)	$—	$(9,781,549)

Innovator Premium Income 15 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$7,579,783	$—	$7,579,783
Total Investments	$—	$7,579,783	$—	$7,579,783
Liabilities:
Investments:
Written Options	$—	$(31,983)	$—	$(31,983)
Total Investments	$—	$(31,983)	$—	$(31,983)

469

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Premium Income 15 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$11,730,920	$—	$11,730,920
Total Investments	$—	$11,730,920	$—	$11,730,920
Liabilities:
Investments:
Written Options	$—	$(13,661)	$—	$(13,661)
Total Investments	$—	$(13,661)	$—	$(13,661)

Innovator Premium Income 15 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$7,870,108	$—	$7,870,108
Total Investments	$—	$7,870,108	$—	$7,870,108
Liabilities:
Investments:
Written Options	$—	$(87,998)	$—	$(87,998)
Total Investments	$—	$(87,998)	$—	$(87,998)

Innovator Premium Income 15 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$13,976,116	$—	$13,976,116
Total Investments	$—	$13,976,116	$—	$13,976,116
Liabilities:
Investments:
Written Options	$—	$(295,658)	$—	$(295,658)
Total Investments	$—	$(295,658)	$—	$(295,658)

470

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Premium Income 20 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,663,387	$—	$1,663,387
U.S. Treasury Bills	—	26,303,434	—	26,303,434
Total Investments	$—	$27,966,821	$—	$27,966,821
Liabilities:
Investments:
Written Options	$—	$(1,827,034)	$—	$(1,827,034)
Total Investments	$—	$(1,827,034)	$—	$(1,827,034)

Innovator Premium Income 20 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$164,454	$—	$164,454
U.S. Treasury Bills	—	10,584,297	—	10,584,297
Total Investments	$—	$10,748,751	$—	$10,748,751
Liabilities:
Investments:
Written Options	$—	$(184,417)	$—	$(184,417)
Total Investments	$—	$(184,417)	$—	$(184,417)

Innovator Premium Income 20 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,016,393	$—	$3,016,393
U.S. Treasury Bills	—	19,187,077	—	19,187,077
Total Investments	$—	$22,203,470	$—	$22,203,470
Liabilities:
Investments:
Written Options	$—	$(3,349,624)	$—	$(3,349,624)
Total Investments	$—	$(3,349,624)	$—	$(3,349,624)

471

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Premium Income 20 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$6,219,766	$—	$6,219,766
U.S. Treasury Bills	—	21,069,023	—	21,069,023
Total Investments	$—	$27,288,789	$—	$27,288,789
Liabilities:
Investments:
Written Options	$—	$(6,926,479)	$—	$(6,926,479)
Total Investments	$—	$(6,926,479)	$—	$(6,926,479)

Innovator Premium Income 30 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,099,127	$—	$2,099,127
U.S. Treasury Bills	—	34,231,092	—	34,231,092
Total Investments	$—	$36,330,219	$—	$36,330,219
Liabilities:
Investments:
Written Options	$—	$(2,269,212)	$—	$(2,269,212)
Total Investments	$—	$(2,269,212)	$—	$(2,269,212)

Innovator Premium Income 30 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$183,314	$—	$183,314
U.S. Treasury Bills	—	16,156,576	—	16,156,576
Total Investments	$—	$16,339,890	$—	$16,339,890
Liabilities:
Investments:
Written Options	$—	$(204,860)	$—	$(204,860)
Total Investments	$—	$(204,860)	$—	$(204,860)

472

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator Premium Income 30 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,531,147	$—	$2,531,147
U.S. Treasury Bills	—	17,772,114	—	17,772,114
Total Investments	$—	$20,303,261	$—	$20,303,261
Liabilities:
Investments:
Written Options	$—	$(2,743,803)	$—	$(2,743,803)
Total Investments	$—	$(2,743,803)	$—	$(2,743,803)

Innovator Premium Income 30 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$4,659,508	$—	$4,659,508
U.S. Treasury Bills	—	18,385,317	—	18,385,317
Total Investments	$—	$23,044,825	$—	$23,044,825
Liabilities:
Investments:
Written Options	$—	$(5,085,698)	$—	$(5,085,698)
Total Investments	$—	$(5,085,698)	$—	$(5,085,698)

Innovator U.S. Equity 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$650,253,209	$—	$650,253,209
Total Investments	$—	$650,253,209	$—	$650,253,209
Liabilities:
Investments:
Written Options	$—	$(16,428,896)	$—	$(16,428,896)
Total Investments	$—	$(16,428,896)	$—	$(16,428,896)

473

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$157,247,002	$—	$157,247,002
Total Investments	$—	$157,247,002	$—	$157,247,002
Liabilities:
Investments:
Written Options	$—	$(1,981,738)	$—	$(1,981,738)
Total Investments	$—	$(1,981,738)	$—	$(1,981,738)

Innovator U.S. Equity Accelerated 9 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$205,925,001	$—	$205,925,001
Total Investments	$—	$205,925,001	$—	$205,925,001
Liabilities:
Investments:
Written Options	$—	$(53,043,297)	$—	$(53,043,297)
Total Investments	$—	$(53,043,297)	$—	$(53,043,297)

Innovator U.S. Equity Accelerated 9 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$111,941,784	$—	$111,941,784
Total Investments	$—	$111,941,784	$—	$111,941,784
Liabilities:
Investments:
Written Options	$—	$(19,912,406)	$—	$(19,912,406)
Total Investments	$—	$(19,912,406)	$—	$(19,912,406)

474

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$154,888,424	$—	$154,888,424
Total Investments	$—	$154,888,424	$—	$154,888,424
Liabilities:
Investments:
Written Options	$—	$(27,987,116)	$—	$(27,987,116)
Total Investments	$—	$(27,987,116)	$—	$(27,987,116)

Innovator U.S. Equity Accelerated 9 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$96,681,417	$—	$96,681,417
Total Investments	$—	$96,681,417	$—	$96,681,417
Liabilities:
Investments:
Written Options	$—	$(13,272,603)	$—	$(13,272,603)
Total Investments	$—	$(13,272,603)	$—	$(13,272,603)

Innovator U.S. Equity Accelerated ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$74,237,773	$—	$74,237,773
Total Investments	$—	$74,237,773	$—	$74,237,773
Liabilities:
Investments:
Written Options	$—	$(3,208,431)	$—	$(3,208,431)
Total Investments	$—	$(3,208,431)	$—	$(3,208,431)

475

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Accelerated Plus ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$36,294,244	$—	$36,294,244
Total Investments	$—	$36,294,244	$—	$36,294,244
Liabilities:
Investments:
Written Options	$—	$(12,385,394)	$—	$(12,385,394)
Total Investments	$—	$(12,385,394)	$—	$(12,385,394)

Innovator U.S. Equity Accelerated Plus ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$23,911,371	$—	$23,911,371
Total Investments	$—	$23,911,371	$—	$23,911,371
Liabilities:
Investments:
Written Options	$—	$(6,047,176)	$—	$(6,047,176)
Total Investments	$—	$(6,047,176)	$—	$(6,047,176)

Innovator U.S. Equity Accelerated Plus ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$21,444,764	$—	$21,444,764
Total Investments	$—	$21,444,764	$—	$21,444,764
Liabilities:
Investments:
Written Options	$—	$(5,224,264)	$—	$(5,224,264)
Total Investments	$—	$(5,224,264)	$—	$(5,224,264)

476

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Accelerated Plus ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$18,883,798	$—	$18,883,798
Total Investments	$—	$18,883,798	$—	$18,883,798
Liabilities:
Investments:
Written Options	$—	$(3,257,238)	$—	$(3,257,238)
Total Investments	$—	$(3,257,238)	$—	$(3,257,238)

Innovator U.S. Equity Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$378,003,087	$—	$378,003,087
Total Investments	$—	$378,003,087	$—	$378,003,087
Liabilities:
Investments:
Written Options	$—	$(33,933,206)	$—	$(33,933,206)
Total Investments	$—	$(33,933,206)	$—	$(33,933,206)

Innovator U.S. Equity Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$232,930,189	$—	$232,930,189
Total Investments	$—	$232,930,189	$—	$232,930,189
Liabilities:
Investments:
Written Options	$—	$(12,095,986)	$—	$(12,095,986)
Total Investments	$—	$(12,095,986)	$—	$(12,095,986)

477

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$196,707,140	$—	$196,707,140
Total Investments	$—	$196,707,140	$—	$196,707,140
Liabilities:
Investments:
Written Options	$—	$(1,993,516)	$—	$(1,993,516)
Total Investments	$—	$(1,993,516)	$—	$(1,993,516)

Innovator U.S. Equity Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$196,925,162	$—	$196,925,162
Total Investments	$—	$196,925,162	$—	$196,925,162
Liabilities:
Investments:
Written Options	$—	$(6,050,033)	$—	$(6,050,033)
Total Investments	$—	$(6,050,033)	$—	$(6,050,033)

Innovator U.S. Equity Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$295,021,667	$—	$295,021,667
Total Investments	$—	$295,021,667	$—	$295,021,667
Liabilities:
Investments:
Written Options	$—	$(10,020,849)	$—	$(10,020,849)
Total Investments	$—	$(10,020,849)	$—	$(10,020,849)

478

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$312,981,607	$—	$312,981,607
Total Investments	$—	$312,981,607	$—	$312,981,607
Liabilities:
Investments:
Written Options	$—	$(16,586,482)	$—	$(16,586,482)
Total Investments	$—	$(16,586,482)	$—	$(16,586,482)

Innovator U.S. Equity Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$175,525,127	$—	$175,525,127
Total Investments	$—	$175,525,127	$—	$175,525,127
Liabilities:
Investments:
Written Options	$—	$(12,246,626)	$—	$(12,246,626)
Total Investments	$—	$(12,246,626)	$—	$(12,246,626)

Innovator U.S. Equity Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$186,289,565	$—	$186,289,565
Total Investments	$—	$186,289,565	$—	$186,289,565
Liabilities:
Investments:
Written Options	$—	$(8,032,137)	$—	$(8,032,137)
Total Investments	$—	$(8,032,137)	$—	$(8,032,137)

479

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$171,982,281	$—	$171,982,281
Total Investments	$—	$171,982,281	$—	$171,982,281
Liabilities:
Investments:
Written Options	$—	$(15,685,829)	$—	$(15,685,829)
Total Investments	$—	$(15,685,829)	$—	$(15,685,829)

Innovator U.S. Equity Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$153,707,477	$—	$153,707,477
Total Investments	$—	$153,707,477	$—	$153,707,477
Liabilities:
Investments:
Written Options	$—	$(7,417,641)	$—	$(7,417,641)
Total Investments	$—	$(7,417,641)	$—	$(7,417,641)

Innovator U.S. Equity Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$303,638,455	$—	$303,638,455
Total Investments	$—	$303,638,455	$—	$303,638,455
Liabilities:
Investments:
Written Options	$—	$(15,403,200)	$—	$(15,403,200)
Total Investments	$—	$(15,403,200)	$—	$(15,403,200)

480

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$255,694,463	$—	$255,694,463
Total Investments	$—	$255,694,463	$—	$255,694,463
Liabilities:
Investments:
Written Options	$—	$(13,607,150)	$—	$(13,607,150)
Total Investments	$—	$(13,607,150)	$—	$(13,607,150)

Innovator U.S. Equity Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$896,630,574	$—	$896,630,574
Total Investments	$—	$896,630,574	$—	$896,630,574
Liabilities:
Investments:
Written Options	$—	$(101,366,157)	$—	$(101,366,157)
Total Investments	$—	$(101,366,157)	$—	$(101,366,157)

Innovator U.S. Equity Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,044,911,188	$—	$ 1,044,911,188
Total Investments	$—	$ 1,044,911,188	$—	$ 1,044,911,188
Liabilities:
Investments:
Written Options	$—	$(65,173,274)	$—	$(65,173,274)
Total Investments	$—	$(65,173,274)	$—	$(65,173,274)

481

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$944,301,337	$—	$944,301,337
Total Investments	$—	$944,301,337	$—	$944,301,337
Liabilities:
Investments:
Written Options	$—	$(24,860,682)	$—	$(24,860,682)
Total Investments	$—	$(24,860,682)	$—	$(24,860,682)

Innovator U.S. Equity Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$827,984,220	$—	$827,984,220
Total Investments	$—	$827,984,220	$—	$827,984,220
Liabilities:
Investments:
Written Options	$—	$(40,169,640)	$—	$(40,169,640)
Total Investments	$—	$(40,169,640)	$—	$(40,169,640)

Innovator U.S. Equity Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,256,363,934	$—	$ 1,256,363,934
Total Investments	$—	$ 1,256,363,934	$—	$ 1,256,363,934
Liabilities:
Investments:
Written Options	$—	$(70,246,868)	$—	$(70,246,868)
Total Investments	$—	$(70,246,868)	$—	$(70,246,868)

482

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,273,490,271	$—	$ 1,273,490,271
Total Investments	$—	$ 1,273,490,271	$—	$ 1,273,490,271
Liabilities:
Investments:
Written Options	$—	$(86,546,268)	$—	$(86,546,268)
Total Investments	$—	$(86,546,268)	$—	$(86,546,268)

Innovator U.S. Equity Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$827,683,847	$—	$827,683,847
Total Investments	$—	$827,683,847	$—	$827,683,847
Liabilities:
Investments:
Written Options	$—	$(73,478,475)	$—	$(73,478,475)
Total Investments	$—	$(73,478,475)	$—	$(73,478,475)

Innovator U.S. Equity Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$667,285,325	$—	$667,285,325
Total Investments	$—	$667,285,325	$—	$667,285,325
Liabilities:
Investments:
Written Options	$—	$(42,372,940)	$—	$(42,372,940)
Total Investments	$—	$(42,372,940)	$—	$(42,372,940)

483

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$704,074,637	$—	$704,074,637
Total Investments	$—	$704,074,637	$—	$704,074,637
Liabilities:
Investments:
Written Options	$—	$(82,330,285)	$—	$(82,330,285)
Total Investments	$—	$(82,330,285)	$—	$(82,330,285)

Innovator U.S. Equity Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$645,775,767	$—	$645,775,767
Total Investments	$—	$645,775,767	$—	$645,775,767
Liabilities:
Investments:
Written Options	$—	$(31,907,337)	$—	$(31,907,337)
Total Investments	$—	$(31,907,337)	$—	$(31,907,337)

Innovator U.S. Equity Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,151,655,732	$—	$ 1,151,655,732
Total Investments	$—	$ 1,151,655,732	$—	$ 1,151,655,732
Liabilities:
Investments:
Written Options	$—	$(62,797,356)	$—	$(62,797,356)
Total Investments	$—	$(62,797,356)	$—	$(62,797,356)

484

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$998,117,070	$—	$998,117,070
Total Investments	$—	$998,117,070	$—	$998,117,070
Liabilities:
Investments:
Written Options	$—	$(61,096,655)	$—	$(61,096,655)
Total Investments	$—	$(61,096,655)	$—	$(61,096,655)

Innovator U.S. Equity Ultra Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$174,414,316	$—	$174,414,316
Total Investments	$—	$174,414,316	$—	$174,414,316
Liabilities:
Investments:
Written Options	$—	$(19,585,163)	$—	$(19,585,163)
Total Investments	$—	$(19,585,163)	$—	$(19,585,163)

Innovator U.S. Equity Ultra Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$252,347,008	$—	$252,347,008
Total Investments	$—	$252,347,008	$—	$252,347,008
Liabilities:
Investments:
Written Options	$—	$(14,454,480)	$—	$(14,454,480)
Total Investments	$—	$(14,454,480)	$—	$(14,454,480)

485

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Ultra Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$272,896,655	$—	$272,896,655
Total Investments	$—	$272,896,655	$—	$272,896,655
Liabilities:
Investments:
Written Options	$—	$(7,010,282)	$—	$(7,010,282)
Total Investments	$—	$(7,010,282)	$—	$(7,010,282)

Innovator U.S. Equity Ultra Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$177,701,179	$—	$177,701,179
Total Investments	$—	$177,701,179	$—	$177,701,179
Liabilities:
Investments:
Written Options	$—	$(8,450,104)	$—	$(8,450,104)
Total Investments	$—	$(8,450,104)	$—	$(8,450,104)

Innovator U.S. Equity Ultra Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$214,578,184	$—	$214,578,184
Total Investments	$—	$214,578,184	$—	$214,578,184
Liabilities:
Investments:
Written Options	$—	$(12,209,018)	$—	$(12,209,018)
Total Investments	$—	$(12,209,018)	$—	$(12,209,018)

486

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Ultra Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$230,168,770	$—	$230,168,770
Total Investments	$—	$230,168,770	$—	$230,168,770
Liabilities:
Investments:
Written Options	$—	$(14,947,464)	$—	$(14,947,464)
Total Investments	$—	$(14,947,464)	$—	$(14,947,464)

Innovator U.S. Equity Ultra Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$157,794,647	$—	$157,794,647
Total Investments	$—	$157,794,647	$—	$157,794,647
Liabilities:
Investments:
Written Options	$—	$(14,209,621)	$—	$(14,209,621)
Total Investments	$—	$(14,209,621)	$—	$(14,209,621)

Innovator U.S. Equity Ultra Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$192,811,904	$—	$192,811,904
Total Investments	$—	$192,811,904	$—	$192,811,904
Liabilities:
Investments:
Written Options	$—	$(12,377,255)	$—	$(12,377,255)
Total Investments	$—	$(12,377,255)	$—	$(12,377,255)

487

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Ultra Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$66,697,548	$—	$66,697,548
Total Investments	$—	$66,697,548	$—	$66,697,548
Liabilities:
Investments:
Written Options	$—	$(8,209,402)	$—	$(8,209,402)
Total Investments	$—	$(8,209,402)	$—	$(8,209,402)

Innovator U.S. Equity Ultra Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$68,408,563	$—	$68,408,563
Total Investments	$—	$68,408,563	$—	$68,408,563
Liabilities:
Investments:
Written Options	$—	$(2,449,339)	$—	$(2,449,339)
Total Investments	$—	$(2,449,339)	$—	$(2,449,339)

Innovator U.S. Equity Ultra Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$186,902,850	$—	$186,902,850
Total Investments	$—	$186,902,850	$—	$186,902,850
Liabilities:
Investments:
Written Options	$—	$(8,245,635)	$—	$(8,245,635)
Total Investments	$—	$(8,245,635)	$—	$(8,245,635)

488

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Equity Ultra Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$241,411,037	$—	$241,411,037
Total Investments	$—	$241,411,037	$—	$241,411,037
Liabilities:
Investments:
Written Options	$—	$(13,017,286)	$—	$(13,017,286)
Total Investments	$—	$(13,017,286)	$—	$(13,017,286)

Innovator U.S. Small Cap 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$72,217,125	$—	$72,217,125
Total Investments	$—	$72,217,125	$—	$72,217,125
Liabilities:
Investments:
Written Options	$—	$(2,087,250)	$—	$(2,087,250)
Total Investments	$—	$(2,087,250)	$—	$(2,087,250)

Innovator U.S. Small Cap Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$179,313,773	$—	$179,313,773
Total Investments	$—	$179,313,773	$—	$179,313,773
Liabilities:
Investments:
Written Options	$—	$(17,140,812)	$—	$(17,140,812)
Total Investments	$—	$(17,140,812)	$—	$(17,140,812)

489

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Small Cap Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$141,426,809	$—	$141,426,809
Total Investments	$—	$141,426,809	$—	$141,426,809
Liabilities:
Investments:
Written Options	$—	$(10,941,566)	$—	$(10,941,566)
Total Investments	$—	$(10,941,566)	$—	$(10,941,566)

Innovator U.S. Small Cap Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$74,723,860	$—	$74,723,860
Total Investments	$—	$74,723,860	$—	$74,723,860
Liabilities:
Investments:
Written Options	$—	$(81,540)	$—	$(81,540)
Total Investments	$—	$(81,540)	$—	$(81,540)

Innovator U.S. Small Cap Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$42,733,792	$—	$42,733,792
Total Investments	$—	$42,733,792	$—	$42,733,792
Liabilities:
Investments:
Written Options	$—	$(853,628)	$—	$(853,628)
Total Investments	$—	$(853,628)	$—	$(853,628)

490

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Small Cap Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$288,048,494	$—	$288,048,494
Total Investments	$—	$288,048,494	$—	$288,048,494
Liabilities:
Investments:
Written Options	$—	$(5,006,937)	$—	$(5,006,937)
Total Investments	$—	$(5,006,937)	$—	$(5,006,937)

Innovator U.S. Small Cap Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$171,934,378	$—	$171,934,378
Total Investments	$—	$171,934,378	$—	$171,934,378
Liabilities:
Investments:
Written Options	$—	$(13,342,699)	$—	$(13,342,699)
Total Investments	$—	$(13,342,699)	$—	$(13,342,699)

Innovator U.S. Small Cap Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$22,121,119	$—	$22,121,119
Total Investments	$—	$22,121,119	$—	$22,121,119
Liabilities:
Investments:
Written Options	$—	$(2,185,671)	$—	$(2,185,671)
Total Investments	$—	$(2,185,671)	$—	$(2,185,671)

491

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Small Cap Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,516,633	$—	$12,516,633
Total Investments	$—	$12,516,633	$—	$12,516,633
Liabilities:
Investments:
Written Options	$—	$(596,455)	$—	$(596,455)
Total Investments	$—	$(596,455)	$—	$(596,455)

Innovator U.S. Small Cap Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$22,742,532	$—	$22,742,532
Total Investments	$—	$22,742,532	$—	$22,742,532
Liabilities:
Investments:
Written Options	$—	$(2,607,085)	$—	$(2,607,085)
Total Investments	$—	$(2,607,085)	$—	$(2,607,085)

Innovator U.S. Small Cap Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$19,462,016	$—	$19,462,016
Total Investments	$—	$19,462,016	$—	$19,462,016
Liabilities:
Investments:
Written Options	$—	$(1,211,133)	$—	$(1,211,133)
Total Investments	$—	$(1,211,133)	$—	$(1,211,133)

492

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
Innovator U.S. Small Cap Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$145,736,955	$—	$145,736,955
Total Investments	$—	$145,736,955	$—	$145,736,955
Liabilities:
Investments:
Written Options	$—	$(8,968,566)	$—	$(8,968,566)
Total Investments	$—	$(8,968,566)	$—	$(8,968,566)

Innovator U.S. Small Cap Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$31,671,035	$—	$31,671,035
Total Investments	$—	$31,671,035	$—	$31,671,035
Liabilities:
Investments:
Written Options	$—	$(1,951,331)	$—	$(1,951,331)
Total Investments	$—	$(1,951,331)	$—	$(1,951,331)

Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$4,031,112	$—	$4,031,112
U.S. Treasury Bills	—	17,290,650	—	17,290,650
Total Investments	$—	$21,321,762	$—	$21,321,762
Liabilities:
Investments:
Written Options	$—	$(346,948)	$—	$(346,948)
Total Investments	$—	$(346,948)	$—	$(346,948)

There were no Level 3 investments for the Funds during the year or period ended October 31, 2025.
Option Contracts: In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to

493

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.
The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.
The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

494

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2025 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
BALT	$1,940,368,385	$56,000,911
EBUF	16,068,543	442,654
EAPR	86,984,643	10,014,574
EJAN	115,000,216	14,896,961
EJUL	159,827,930	11,716,819
EOCT	110,758,355	4,957,516
ZAPR	45,397,200	6,531,009
ZAUG	127,699,474	9,822,195
ZDEK	105,539,342	5,926,102
ZFEB	126,408,486	9,395,664
ZJAN	59,881,463	5,284,840
ZJUL	169,169,558	14,974,750
ZJUN	60,860,732	7,114,345
ZMAR	105,134,172	9,463,064
ZMAY	43,301,373	6,852,137
ZNOV	47,906,775	2,308,500
ZOCT	138,450,158	7,934,504
ZSEP	159,613,595	11,563,068
AAPR	65,512,946	8,187,166
TAPR	11,985,605	1,748,971
AJAN	53,378,540	10,724,725
TJAN	41,241,467	4,094,691
AJUL	68,394,544	7,507,583
TJUL	186,390,327	18,774,244
AOCT	81,905,700	9,725,532
TOCT	11,349,075	823,963
APOC	105,311,480	4,579,561
JAJL	260,425,895	19,449,780
DDTL	126,253,019	23,959,426
DDTN	1,360,954	415,674
DDTO	64,456,727	17,555,578
DDTS	28,279,438	6,725,065
DDFL	105,404,489	22,501,906
DDFN	1,407,798	462,532
DDFO	171,412,240	50,759,016
DDFS	74,490,957	19,258,747
XDQQ	66,494,666	4,949,847
QTAP	54,805,245	24,002,131
QTJA	36,313,980	11,455,879

495

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
QTJL	$34,118,505	$9,948,195
QTOC	18,653,275	4,215,946
NAPR	249,556,145	43,087,634
NAUG	91,343,428	7,931,983
NDEC	46,163,933	3,725,336
NFEB	50,101,295	4,076,498
NJAN	315,949,440	26,923,200
NJUL	271,167,123	24,899,802
NJUN	79,177,345	9,241,726
NMAR	32,494,577	3,507,126
NMAY	20,382,380	3,249,590
NNOV	22,992,525	1,515,240
NOCT	274,311,408	21,371,872
NSEP	69,591,505	6,522,798
IBUF	74,633,948	958,519
IAPR	239,838,364	9,961,393
IAUG	77,194,800	2,796,267
IDEC	21,694,005	501,213
IFEB	27,634,317	1,068,779
IJAN	165,141,295	7,575,334
IJUL	233,856,290	5,999,520
IJUN	60,436,934	1,430,104
IMAR	35,325,658	1,171,103
IMAY	35,208,485	1,037,571
INOV	12,060,915	307,965
IOCT	200,042,676	6,165,603
ISEP	103,986,135	3,154,143
QBUF	221,767,246	9,781,549
LAPR	—	31,983
LJAN	—	13,661
LJUL	—	87,998
LOCT	—	295,658
APRH	1,663,387	1,827,034
JANH	164,454	184,417
JULH	3,016,393	3,349,624
OCTH	6,219,766	6,926,479
APRJ	2,099,127	2,269,212
JANJ	183,314	204,860
JULJ	2,531,147	2,743,803
OCTJ	4,659,508	5,085,698
ZALT	650,253,209	16,428,896

496

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
EALT	$157,247,002	$1,981,738
XBAP	205,925,001	53,043,297
XBJA	111,941,784	19,912,406
XBJL	154,888,424	27,987,116
XBOC	96,681,417	13,272,603
XDSQ	74,237,773	3,208,431
XTAP	36,294,244	12,385,394
XTJA	23,911,371	6,047,176
XTJL	21,444,764	5,224,264
XTOC	18,883,798	3,257,238
BAPR	378,003,087	33,933,206
BAUG	232,930,189	12,095,986
BDEC	196,707,140	1,993,516
BFEB	196,925,162	6,050,033
BJAN	295,021,667	10,020,849
BJUL	312,981,607	16,586,482
BJUN	175,525,127	12,246,626
BMAR	186,289,565	8,032,137
BMAY	171,982,281	15,685,829
BNOV	153,707,477	7,417,641
BOCT	303,638,455	15,403,200
BSEP	255,694,463	13,607,150
PAPR	896,630,574	101,366,157
PAUG	1,044,911,188	65,173,274
PDEC	944,301,337	24,860,682
PFEB	827,984,220	40,169,640
PJAN	1,256,363,934	70,246,868
PJUL	1,273,490,271	86,546,268
PJUN	827,683,847	73,478,475
PMAR	667,285,325	42,372,940
PMAY	704,074,637	82,330,285
PNOV	645,775,767	31,907,337
POCT	1,151,655,732	62,797,356
PSEP	998,117,070	61,096,655
UAPR	174,414,316	19,585,163
UAUG	252,347,008	14,454,480
UDEC	272,896,655	7,010,282
UFEB	177,701,179	8,450,104
UJAN	214,578,184	12,209,018
UJUL	230,168,770	14,947,464
UJUN	157,794,647	14,209,621

497

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
UMAR	$192,811,904	$12,377,255
UMAY	66,697,548	8,209,402
UNOV	68,408,563	2,449,339
UOCT	186,902,850	8,245,635
USEP	241,411,037	13,017,286
RBUF	72,217,125	2,087,250
KAPR	179,313,773	17,140,812
KAUG	141,426,809	10,941,566
KDEC	74,723,860	81,540
KFEB	42,733,792	853,628
KJAN	288,048,494	5,006,937
KJUL	171,934,378	13,342,699
KJUN	22,121,119	2,185,671
KMAR	12,516,633	596,455
KMAY	22,742,532	2,607,085
KNOV	19,462,016	1,211,133
KOCT	145,736,955	8,968,566
KSEP	31,671,035	1,951,331
QBF	4,031,112	346,948

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Options Written, at Value
TFJL	$31,537,579	$5,752
TBJL	28,638,491	299,411

The effect of derivative instruments on the Statements of Operations for the year or period ended October 31, 2025:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
BALT	$14,479,372	$157,282,302	$(91,001,640)	$9,775,930
EBUF	267,349	803,395	(817,474)	360,988
EAPR	(8,921)	2,657,073	1,273,480	731,017
EJAN	(3,280,535)	6,218,252	2,739,401	805,261
EJUL	4,370,206	2,679,355	1,589,398	769,784
EOCT	(1,444,564)	10,280,085	280,104	2,244,177
ZAPR	(28,428)	989,998	(43,618)	(229,096)

498

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
ZAUG	$(3,499,737)	$11,845,168	$(2,470,302)	$173,895
ZDEK	(1,453,811)	9,646,330	(300,979)	1,004,994
ZFEB	(524,796)	3,577,362	(135,772)	22,748
ZJAN	(24,229)	334,835	(12,622)	10,837
ZJUL	(1,080,241)	12,738,896	(2,861,611)	685,601
ZJUN	4,637	130,317	(7,570)	(46,944)
ZMAR	68,348	1,846,364	(226,050)	(305,654)
ZMAY	(1,654)	474,261	(6,778)	(120,535)
ZNOV	(1,594,552)	8,317,804	(3,698,194)	366,958
ZOCT	(2,963,201)	10,536,653	(3,544,314)	555,567
ZSEP	(3,148,556)	12,822,054	(3,377,553)	376,402
AAPR	(24,376)	2,988,890	(60,076)	(496,997)
TAPR	(123)	—	(4,957)	—
AJAN	(59,434)	4,331,902	(395,381)	(2,097,386)
TJAN	(11,671)	1,082,259	(9,116)	252,902
AJUL	(70,973)	3,156,713	(91,823)	(400,819)
TJUL	(7,228,866)	52,560,534	(23,635,957)	(4,509,995)
AOCT	(10,368)	1,969,284	(176,166)	(350,547)
TOCT	(1)	—	—	—
APOC	4,517,535	6,053,823	(6,559,439)	(584,069)
JAJL	(8,419,921)	18,014,310	(3,869,436)	7,913,823
DDTL	(113,251)	1,652,016	(16,052)	428,460
DDTN	—	—	—	—
DDTO	—	—	—	—
DDTS	—	—	—	—
DDFL	(19,316)	603,856	(4,190)	1,162,641
DDFN	—	—	—	—
DDFO	—	—	—	—
DDFS	(279,898)	—	(65,932)	—
XDQQ	5,062,855	8,042,567	(6,847,663)	817,276
QTAP	(2,157,720)	2,666,551	2,285,941	300,626
QTJA	1,440,939	12,998,342	(5,972,420)	(3,011,443)
QTJL	1,982,695	716,578	(1,242,613)	757,073
QTOC	132,616	6,432,054	(3,221,394)	(780,007)
NAPR	(13,695,295)	26,806,804	(470,764)	5,762,278
NAUG	(1,413,879)	4,607,491	(437,068)	829,425
NDEC	(143,825)	6,345,609	(49,240)	22,190
NFEB	(290,452)	1,754,177	(79,442)	367,767
NJAN	(17,633,770)	55,118,522	(10,894,426)	2,729,859
NJUL	(2,238,794)	24,298,171	(56,573)	11,205,449
NJUN	(1,878,786)	6,662,333	98,313	1,141,815
NMAR	(10,820)	2,005,574	(8,972)	(121,975)
NMAY	(564)	759,704	(2,720)	64,031
NNOV	(371,873)	4,709,408	(1,885,443)	812,783
NOCT	(6,717,117)	33,463,042	(7,311,709)	3,001,588

499

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
NSEP	$(1,681,948)	$6,116,372	$(628,670)	$1,248,187
IBUF	630,834	4,020,378	(1,231,667)	401,241
IAPR	(11,527,919)	16,069,845	912,696	3,771,307
IAUG	(1,171,524)	2,380,060	15,799	470,520
IDEC	(21,719)	871,413	(60,015)	237,250
IFEB	(275,676)	1,109,315	77,934	182,820
IJAN	(13,730,028)	19,489,287	(108,146)	3,328,642
IJUL	(4,406,724)	19,531,839	74,684	3,640,251
IJUN	(996,483)	3,685,481	25,434	591,127
IMAR	(1,152,842)	3,857,026	(121,911)	413,553
IMAY	161,972	1,078,158	7,691	205,250
INOV	(572,742)	2,369,786	(282,854)	239,692
IOCT	(6,563,128)	16,645,162	144,505	3,863,630
ISEP	(5,371,919)	11,783,970	62,304	2,007,365
QBUF	(4,396,556)	22,018,341	(7,713,143)	3,573,115
LAPR	—	—	59,071	—
LJAN	—	—	135,481	54,434
LJUL	—	—	40,704	—
LOCT	—	—	249,123	87,600
APRH	(5,963,718)	(565,619)	6,376,259	1,089,389
JANH	(2,193,047)	(225,853)	2,885,542	915,004
JULH	(3,653,260)	(350,471)	3,955,687	387,117
OCTH	(4,728,391)	(331,335)	5,127,516	512,919
APRJ	(6,399,197)	(1,474,888)	6,924,268	2,811,773
JANJ	(3,545,987)	(598,432)	3,235,508	950,675
JULJ	(3,231,093)	(456,845)	3,488,687	511,770
OCTJ	(4,434,610)	101,897	4,661,468	23,787
ZALT	8,772,636	46,943,872	(18,917,512)	4,842,732
EALT	(1,139,910)	15,655,963	(2,690,775)	699,520
XBAP	(5,733,546)	59,865,307	4,259,556	(9,317,973)
XBJA	(5,373,778)	22,329,445	(19,934,032)	4,839,088
XBJL	3,098,796	6,268,293	(5,101,858)	7,946,457
XBOC	(4,800,520)	21,584,529	(12,426,423)	7,169,173
XDSQ	3,933,685	8,130,740	(5,539,825)	1,120,700
XTAP	(1,224,372)	4,575,317	718,261	(576,550)
XTJA	2,503,003	4,754,077	(5,082,237)	(1,238,407)
XTJL	2,054,410	916,096	(1,449,136)	341,763
XTOC	157,506	3,850,899	(2,461,233)	294,543
BAPR	(11,169,739)	35,073,706	(439,208)	9,399,700
BAUG	(9,393,933)	27,070,305	53,896	5,065,811
BDEC	(2,945,064)	37,109,349	(13,553,534)	4,697,026
BFEB	(6,101,218)	32,972,019	(7,148,117)	2,531,180
BJAN	(17,117,681)	64,629,816	(10,394,290)	6,719,526
BJUL	(528,263)	25,650,520	93,936	7,885,358
BJUN	(3,214,329)	17,529,559	(282,179)	3,776,754
BMAR	(10,944,729)	35,983,535	1,275,649	3,315,647

500

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
BMAY	$3,703,985	$7,536,198	$134,261	$3,730,447
BNOV	(3,895,358)	21,260,738	(2,989,784)	4,847,857
BOCT	(8,176,038)	32,102,266	(1,144,740)	3,799,114
BSEP	(5,246,898)	22,923,989	176,938	5,985,241
PAPR	(45,901,137)	92,441,976	(971,498)	16,766,781
PAUG	(26,819,910)	116,124,353	(957,329)	14,477,298
PDEC	(14,288,239)	211,310,806	(104,506,514)	13,888,079
PFEB	(29,145,310)	148,985,467	(47,108,984)	2,086,452
PJAN	(70,564,595)	261,234,478	(65,081,579)	13,355,605
PJUL	(1,530,711)	93,843,837	(206,610)	27,528,323
PJUN	(30,660,661)	84,189,159	3,760,895	13,267,516
PMAR	(33,296,323)	99,597,406	(5,717,204)	14,741,195
PMAY	(2,625,260)	56,424,508	(677,297)	1,326,072
PNOV	(32,009,847)	122,292,478	(28,876,116)	10,816,727
POCT	(27,655,692)	119,810,999	(18,872,939)	15,286,607
PSEP	(26,376,702)	105,221,486	(5,139,602)	15,562,381
UAPR	(3,640,839)	21,455,419	(273,283)	651,685
UAUG	(6,151,065)	30,554,856	227,279	292,544
UDEC	(1,891,281)	42,232,884	(10,040,235)	2,327,804
UFEB	(3,223,161)	27,625,349	(4,990,094)	(175,813)
UJAN	(10,235,744)	45,736,155	(11,238,464)	726,824
UJUL	(244,235)	18,147,195	(131,588)	2,326,416
UJUN	(825,125)	8,932,224	(83,499)	816,510
UMAR	(4,679,822)	18,676,148	(746,297)	(283,236)
UMAY	1,998,705	3,666,687	(14,626)	345,027
UNOV	(2,488,063)	15,213,416	(4,003,346)	1,983,039
UOCT	(3,735,074)	23,831,784	(3,916,293)	1,525,790
USEP	(3,159,649)	19,554,797	(763,527)	980,420
RBUF	(2,862,073)	6,980,577	(1,354,526)	3,674,044
KAPR	(10,535,272)	4,153,513	16,888	7,194,184
KAUG	(13,188,107)	4,580,407	(532)	5,226,661
KDEC	(404,601)	145,443	(246,789)	(28,304)
KFEB	(43,461)	1,304,921	(5,887)	668,813
KJAN	(37,044,909)	44,027,430	1,892,769	15,006,959
KJUL	(4,654,361)	4,440,537	1,573,398	4,960,450
KJUN	(1,525,174)	1,050,541	7,958	348,283
KMAR	(7,915)	369,685	(2,414)	42,573
KMAY	(3,641)	3,491,834	(6,317)	(847,465)
KNOV	(994,833)	959,853	52,398	1,382,087
KOCT	(5,618,147)	7,893,146	1,022,571	5,647,896
KSEP	(396,193)	1,166,784	(653)	812,189
QBF	(416,148)	2,585,375	(541,817)	73,433

501

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
TFJL	$(2,562,159)	$(1,598,242)	$329,352	$352,078
TBJL	(676,104)	(65,855)	170,140	370,202

(a)	Amount is included in realized gain/(loss) on investments on the Statements of Operations.
(b)	Amount is included in realized gain/(loss) in-kind on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
BALT	$33,800,813	$(21,671,423)
EBUF	650,082	(266,938)
EAPR	11,729,458	(7,754,325)
EJAN	16,623,031	(13,998,011)
EJUL	11,766,772	(5,718,805)
EOCT	3,657,603	(894,926)
ZAPR	7,212,499	(5,573,776)
ZAUG	4,290,680	(3,663,370)
ZDEK	6,326,919	(4,831,460)
ZFEB	11,147,838	(6,624,229)
ZJAN	6,148,761	(3,259,234)
ZJUL	9,065,300	(7,548,708)
ZJUN	5,989,509	(4,351,602)
ZMAR	11,957,688	(7,356,457)
ZMAY	5,654,494	(4,565,483)
ZNOV	(2,316)	(1,157)
ZOCT	2,652,196	(2,026,820)
ZSEP	4,745,952	(4,091,019)
AAPR	7,157,194	(4,648,198)
TAPR	1,823,898	(1,218,316)
AJAN	5,267,019	(3,605,339)
TJAN	4,181,883	(2,548,297)
AJUL	8,208,792	(4,982,758)
TJUL	(16,980,873)	13,381,706
AOCT	10,398,210	(6,001,415)
TOCT	193,138	(152,052)
APOC	1,978,477	(1,641,100)
JAJL	14,121,545	(10,979,088)
DDTL	(5,182,295)	7,196,638
DDTN	(235)	(235)
DDTO	(498,331)	849,403
DDTS	(177,848)	632,678
DDFL	(6,576,937)	7,476,608

502

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
DDFN	$(326)	$(326)
DDFO	(1,463,510)	2,193,050
DDFS	(632,535)	1,809,556
XDQQ	5,082,224	(2,991,088)
QTAP	17,052,825	(15,665,408)
QTJA	146,788	(1,825,109)
QTJL	7,074,992	(5,585,562)
QTOC	1,745,382	(1,384,472)
NAPR	39,197,597	(33,153,550)
NAUG	6,097,384	(3,418,853)
NDEC	5,062,086	(1,742,536)
NFEB	6,007,047	(1,948,183)
NJAN	20,203,715	(9,457,200)
NJUL	22,263,853	(12,685,709)
NJUN	9,586,457	(4,711,674)
NMAR	4,908,750	(2,154,626)
NMAY	3,020,694	(2,094,620)
NNOV	(1,123)	(1,120)
NOCT	8,784,416	(4,752,842)
NSEP	3,717,322	(2,725,042)
IBUF	173,975	167,877
IAPR	23,003,182	(5,598,113)
IAUG	1,732,487	(392,782)
IDEC	2,585,173	(219,421)
IFEB	3,024,510	(659,940)
IJAN	22,353,486	(7,180,740)
IJUL	5,818,969	493,768
IJUN	2,277,217	157,918
IMAR	2,766,493	(464,251)
IMAY	2,068,068	(8,097)
INOV	(601)	(597)
IOCT	4,423,749	278,457
ISEP	3,054,580	(626,951)
QBUF	7,364,171	(3,740,588)
LAPR	—	103,173
LJAN	—	78,677
LJUL	—	63,088
LOCT	—	39,678
APRH	(3,094,066)	3,256,786
JANH	(2,054,035)	1,155,249
JULH	(2,253,542)	2,601,207

503

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
OCTH	$(563,280)	$615,723
APRJ	(4,325,110)	3,509,212
JANJ	(377,519)	697,798
JULJ	(1,868,686)	2,043,611
OCTJ	(471,722)	531,807
ZALT	10,952,268	(4,433,246)
EALT	3,774,195	(742,914)
XBAP	29,823,215	(38,520,680)
XBJA	(2,498,955)	(456,742)
XBJL	11,937,408	(10,267,057)
XBOC	3,769,568	(2,809,890)
XDSQ	3,403,223	(1,783,305)
XTAP	10,217,309	(8,830,292)
XTJA	977,391	775,708
XTJL	2,214,107	(1,947,663)
XTOC	1,088,095	(835,610)
BAPR	36,443,052	(20,573,313)
BAUG	8,161,709	(3,146,874)
BDEC	(8,072,175)	6,855,501
BFEB	417,222	2,536,944
BJAN	(5,413,894)	3,134,710
BJUL	12,646,592	(4,807,042)
BJUN	9,326,496	(4,446,275)
BMAR	4,084,644	(2,338,046)
BMAY	11,637,329	(6,406,950)
BNOV	489	615
BOCT	6,723,179	(2,044,711)
BSEP	8,394,273	(2,974,184)
PAPR	78,954,031	(68,645,390)
PAUG	34,323,416	(22,142,499)
PDEC	(58,229,711)	58,491,270
PFEB	(7,179,683)	16,641,020
PJAN	(14,901,143)	14,509,888
PJUL	53,076,729	(33,077,103)
PJUN	48,656,501	(30,348,954)
PMAR	17,567,540	(13,366,160)
PMAY	46,244,348	(33,437,418)
PNOV	25,345	26,177
POCT	25,578,629	(12,506,432)
PSEP	30,717,743	(18,130,655)
UAPR	12,792,032	(14,505,798)

504

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
UAUG	$6,575,301	$(6,055,554)
UDEC	10,959,304	1,151,577
UFEB	9,668,624	(3,001,142)
UJAN	(1,769,926)	1,454,672
UJUL	12,477,555	(7,942,981)
UJUN	9,605,831	(7,234,361)
UMAR	14,788,177	(7,105,302)
UMAY	5,007,981	(4,278,464)
UNOV	(322)	(288)
UOCT	4,809,732	(2,534,798)
USEP	8,113,046	(5,042,243)
RBUF	883,609	291,871
KAPR	25,697,569	(11,767,971)
KAUG	11,659,270	(3,962,649)
KDEC	(1,201,324)	2,285,936
KFEB	962,839	46,305
KJAN	1,108,366	(1,769,491)
KJUL	7,690,480	(3,377,830)
KJUN	2,351,389	(1,032,131)
KMAR	1,252,635	(34,940)
KMAY	2,934,585	(1,399,944)
KNOV	(1,351)	(1,349)
KOCT	3,856,961	(1,058,542)
KSEP	937,559	(378,521)
QBF	(1,031,591)	241,864

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
TBJL	$2,148,116	$(417,184)
TFJL	35,072	421,273

(c)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.

505

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
The average volume of derivative activity during the year or period ended October 31, 2025, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
TFJL	$25,756,107	$(33,932)
TBJL	25,670,969	(372,510)
BALT	1,437,798,818	(36,856,245)
EBUF	9,206,610	(201,418)
EAPR	73,691,206	(3,638,607)
EJAN	117,115,919	(6,211,993)
EJUL	99,687,343	(3,248,171)
EOCT	74,913,361	(1,607,924)
ZAPR	38,897,929	(3,759,279)
ZAUG	85,933,465	(3,965,206)
ZDEK	124,195,412	(2,731,905)
ZFEB	113,557,454	(3,925,614)
ZJAN	50,713,270	(2,279,307)
ZJUL	129,220,415	(6,176,131)
ZJUN	49,813,389	(4,368,237)
ZMAR	95,318,587	(4,448,033)
ZMAY	36,048,951	(4,311,309)
ZNOV	49,517,060	(2,484,516)
ZOCT	75,774,363	(3,140,445)
ZSEP	98,782,892	(4,558,408)
AAPR	67,544,832	(4,939,792)
TAPR	9,371,486	(968,728)
AJAN	57,560,436	(8,020,172)
TJAN	41,784,661	(2,151,581)
AJUL	70,277,402	(4,292,715)
TJUL	198,743,808	(21,114,896)
AOCT	85,174,974	(5,803,279)
TOCT	6,369,218	(452,152)
APOC	77,021,876	(3,783,707)
JAJL	225,349,113	(7,554,406)
DDTL	115,518,145	(24,637,713)
DDTN	1,360,954	(415,674)
DDTO	32,964,299	(8,986,213)
DDTS	19,281,906	(4,635,942)
DDFL	85,940,674	(19,740,793)
DDFN	1,407,798	(462,532)
DDFO	86,460,920	(25,606,748)
DDFS	47,442,031	(12,290,763)
XDQQ	45,494,793	(2,176,214)
QTAP	32,926,973	(10,424,887)
QTJA	24,624,888	(5,161,895)
QTJL	20,788,428	(3,643,340)
QTOC	18,015,163	(3,220,529)
NAPR	235,717,871	(21,011,230)

506

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
NAUG	$37,261,275	$(2,064,736)
NDEC	67,894,614	(3,006,494)
NFEB	48,420,255	(2,404,486)
NJAN	297,757,930	(15,412,382)
NJUL	240,751,254	(10,010,723)
NJUN	51,492,771	(3,464,657)
NMAR	32,831,390	(2,108,117)
NMAY	17,011,696	(1,906,892)
NNOV	25,601,344	(1,300,750)
NOCT	176,638,406	(8,284,397)
NSEP	41,046,144	(2,242,876)
IBUF	35,551,028	(685,404)
IAPR	221,734,575	(6,302,783)
IAUG	28,453,146	(748,412)
IDEC	21,018,724	(461,372)
IFEB	24,429,362	(765,364)
IJAN	183,773,193	(5,850,369)
IJUL	180,787,872	(3,180,163)
IJUN	44,633,763	(863,197)
IMAR	41,486,759	(1,072,331)
IMAY	22,883,263	(594,565)
INOV	13,146,355	(315,204)
IOCT	130,665,731	(2,230,691)
ISEP	86,239,048	(1,467,551)
QBUF	129,568,997	(4,066,395)
LAPR	—	(54,360)
LJAN	—	(147,441)
LJUL	—	(44,445)
LOCT	—	(188,460)
APRH	3,522,887	(3,912,666)
JANH	1,750,422	(1,962,016)
JULH	2,365,553	(2,634,348)
OCTH	2,938,534	(3,292,312)
APRJ	4,222,184	(4,583,875)
JANJ	2,379,281	(2,602,846)
JULJ	2,146,326	(2,333,686)
OCTJ	2,548,554	(2,787,083)
ZALT	469,029,802	(10,580,795)
EALT	126,062,170	(1,283,456)
XBAP	198,051,268	(35,114,777)
XBJA	110,414,539	(13,764,508)
XBJL	165,872,162	(19,938,100)
XBOC	106,074,904	(10,245,296)
XDSQ	61,787,794	(2,193,447)
XTAP	26,765,821	(6,508,799)
XTJA	20,835,763	(3,662,548)

507

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
XTJL	$15,522,338	$(2,574,583)
XTOC	15,812,468	(2,153,134)
BAPR	329,744,363	(16,020,030)
BAUG	187,486,223	(5,364,230)
BDEC	243,508,673	(6,257,390)
BFEB	186,736,792	(6,698,406)
BJAN	294,627,345	(10,061,151)
BJUL	261,899,991	(7,322,288)
BJUN	155,019,456	(5,992,145)
BMAR	197,654,791	(6,612,554)
BMAY	149,126,725	(7,947,851)
BNOV	151,303,860	(4,349,250)
BOCT	253,576,948	(6,757,794)
BSEP	192,461,635	(5,570,371)
PAPR	823,026,443	(49,727,855)
PAUG	877,046,861	(29,823,937)
PDEC	1,012,210,031	(23,727,145)
PFEB	804,095,888	(32,540,226)
PJAN	1,236,288,417	(49,882,047)
PJUL	1,029,759,849	(36,644,681)
PJUN	683,435,061	(34,375,364)
PMAR	623,216,188	(26,754,957)
PMAY	614,961,361	(44,519,762)
PNOV	733,869,868	(25,701,931)
POCT	868,609,035	(26,701,176)
PSEP	840,917,949	(28,140,584)
UAPR	165,925,752	(9,060,117)
UAUG	196,592,816	(5,678,006)
UDEC	285,889,783	(3,649,217)
UFEB	179,400,543	(4,625,560)
UJAN	219,832,348	(7,104,566)
UJUL	164,599,505	(5,124,146)
UJUN	98,847,526	(5,031,450)
UMAR	146,904,704	(5,249,702)
UMAY	58,981,336	(4,190,394)
UNOV	95,159,356	(2,761,513)
UOCT	178,582,267	(4,241,273)
USEP	161,722,198	(4,612,476)
RBUF	55,545,761	(1,878,384)
KAPR	180,252,863	(9,289,812)
KAUG	116,282,043	(4,807,616)
KDEC	56,585,934	(1,993,322)
KFEB	25,333,900	(877,639)
KJAN	319,798,573	(11,801,235)
KJUL	153,975,587	(7,156,443)
KJUN	18,557,646	(1,054,492)

508

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
KMAR	$11,576,647	$(502,444)
KMAY	31,781,805	(2,572,560)
KNOV	19,928,271	(702,691)
KOCT	119,906,777	(4,483,973)
KSEP	18,191,734	(755,078)
QBF	3,203,577	(365,399)

Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended October 31, 2025, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2025, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2025, the Funds made the following permanent book-to-tax reclassifications due to net operating losses and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
TFJL	$1,683,839	$(1,683,839)
TBJL	67,417	(67,417)
BALT	(162,017,154)	162,017,154

509

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
EBUF	$(1,135,043)	$1,135,043
EAPR	(2,750,262)	2,750,262
EJAN	(5,628,653)	5,628,653
EJUL	(2,602,892)	2,602,892
EOCT	(11,902,206)	11,902,206
ZAPR	(760,902)	760,902
ZAUG	(11,949,495)	11,949,495
ZDEK	(10,106,307)	10,106,307
ZFEB	(3,571,696)	3,571,696
ZJAN	(324,623)	324,623
ZJUL	(15,438,001)	15,438,001
ZJUN	(83,373)	83,373
ZMAR	(1,533,967)	1,533,967
ZMAY	(353,726)	353,726
ZNOV	(8,524,538)	8,524,538
ZOCT	(10,768,541)	10,768,541
ZSEP	(13,584,609)	13,584,609
AAPR	(2,213,021)	2,213,021
TAPR	—	—
AJAN	(1,870,950)	1,870,950
TJAN	(1,333,122)	1,333,122
AJUL	(2,421,048)	2,421,048
TJUL	(44,149,797)	44,149,797
AOCT	(1,575,056)	1,575,056
TOCT	—	—
APOC	(5,403,975)	5,403,975
JAJL	(25,962,323)	25,962,323
DDTL	(2,080,476)	2,080,476
DDTN	—	—
DDTO	—	—
DDTS	—	—
DDFL	(1,766,497)	1,766,497
DDFN	—	—
DDFO	—	—
DDFS	—	—
XDQQ	(8,810,619)	8,810,619
QTAP	(2,870,254)	2,870,254
QTJA	(9,776,853)	9,776,853
QTJL	(1,363,152)	1,363,152
QTOC	(5,568,897)	5,568,897
NAPR	(31,178,145)	31,178,145
NAUG	(5,385,518)	5,385,518
NDEC	(6,335,482)	6,335,482
NFEB	(2,121,944)	2,121,944
NJAN	(55,204,301)	55,204,301

510

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
NJUL	$(33,303,744)	$33,303,744
NJUN	(7,676,942)	7,676,942
NMAR	(1,883,599)	1,883,599
NMAY	(823,735)	823,735
NNOV	(5,492,293)	5,492,293
NOCT	(35,298,454)	35,298,454
NSEP	(7,277,999)	7,277,999
IBUF	(4,400,916)	4,400,916
IAPR	(17,910,989)	17,910,989
IAUG	(2,802,115)	2,802,115
IDEC	(1,108,663)	1,108,663
IFEB	(1,198,057)	1,198,057
IJAN	(20,767,730)	20,767,730
IJUL	(21,649,609)	21,649,609
IJUN	(4,174,455)	4,174,455
IMAR	(4,159,590)	4,159,590
IMAY	(1,283,408)	1,283,408
INOV	(2,567,127)	2,567,127
IOCT	(19,410,975)	19,410,975
ISEP	(13,086,472)	13,086,472
QBUF	(25,404,178)	25,404,178
LAPR	—	—
LJAN	8,303	(8,303)
LJUL	—	—
LOCT	(22,288)	22,288
APRH	(3,646)	3,646
JANH	(191,649)	191,649
JULH	(11,270)	11,270
OCTH	(13,517)	13,517
APRJ	(80,941)	80,941
JANJ	(67,028)	67,028
JULJ	(10,700)	10,700
OCTJ	—	—
ZALT	(50,599,448)	50,599,448
EALT	(15,650,264)	15,650,264
XBAP	(48,520,416)	48,520,416
XBJA	(26,459,223)	26,459,223
XBJL	(13,244,764)	13,244,764
XBOC	(26,447,260)	26,447,260
XDSQ	(9,177,694)	9,177,694
XTAP	(3,923,781)	3,923,781
XTJA	(3,372,735)	3,372,735
XTJL	(1,172,100)	1,172,100
XTOC	(4,018,415)	4,018,415
BAPR	(42,334,930)	42,334,930

511

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BAUG	$(30,737,848)	$30,737,848
BDEC	(40,218,180)	40,218,180
BFEB	(34,159,896)	34,159,896
BJAN	(69,010,057)	69,010,057
BJUL	(31,017,835)	31,017,835
BJUN	(20,343,763)	20,343,763
BMAR	(38,006,140)	38,006,140
BMAY	(10,263,374)	10,263,374
BNOV	(25,224,540)	25,224,540
BOCT	(34,210,033)	34,210,033
BSEP	(27,518,301)	27,518,301
PAPR	(102,289,554)	102,289,554
PAUG	(123,657,086)	123,657,086
PDEC	(217,774,835)	217,774,835
PFEB	(144,685,525)	144,685,525
PJAN	(265,326,745)	265,326,745
PJUL	(113,620,743)	113,620,743
PJUN	(92,826,189)	92,826,189
PMAR	(109,004,526)	109,004,526
PMAY	(53,165,959)	53,165,959
PNOV	(126,385,119)	126,385,119
POCT	(127,821,334)	127,821,334
PSEP	(113,824,068)	113,824,068
UAPR	(20,961,555)	20,961,555
UAUG	(28,811,607)	28,811,607
UDEC	(42,737,555)	42,737,555
UFEB	(26,892,801)	26,892,801
UJAN	(45,108,514)	45,108,514
UJUL	(19,395,035)	19,395,035
UJUN	(9,169,339)	9,169,339
UMAR	(17,560,709)	17,560,709
UMAY	(3,558,263)	3,558,263
UNOV	(16,787,517)	16,787,517
UOCT	(24,044,089)	24,044,089
USEP	(19,779,823)	19,779,823
RBUF	(10,287,675)	10,287,675
KAPR	(10,047,240)	10,047,240
KAUG	(9,494,186)	9,494,186
KDEC	(93,492)	93,492
KFEB	(1,973,734)	1,973,734
KJAN	(55,909,818)	55,909,818
KJUL	(7,756,660)	7,756,660
KJUN	(1,351,495)	1,351,495
KMAR	(412,258)	412,258
KMAY	(2,644,369)	2,644,369

512

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
KNOV	$(2,318,920)	$2,318,920
KOCT	(12,710,376)	12,710,376
KSEP	(1,935,584)	1,935,584
QBF	(2,611,703)	2,611,703

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.
Pursuant to the Advisory Agreement, IJAN, IFEB, IMAR, IAPR, IMAY, IJUN, IJUL, IAUG, ISEP, IOCT, INOV, IDEC, and IBUF each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%. EJAN, EAPR, EJUL, EOCT, and EBUF each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%. BALT, EALT, and ZALT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.
Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

513

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
4. INVESTMENT TRANSACTIONS
For the year or period ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
AAPR	$—	$2,966,621	$—	$1,218,477
TAPR	—	10,231,746	—	595,614
AJAN	—	2,053,407	—	4,231,559
TJAN	—	51,995,618	—	2,682,241
AJUL	—	12,491,737	—	2,359,602
TJUL	—	205,203,330	—	11,886,654
AOCT	—	31,880,262	—	5,811,607
TOCT	—	9,061,997	—	544,052

All other Funds had no purchases or proceeds from long-term sales of investment securities.
For the year or period ended October 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
TFJL	$23,243,579	$116,102,537
TBJL	505,174	16,278,810
BALT	344,793,517	5,356,811,098
EBUF	694,422	22,129,578
EAPR	2,963,022	32,218,432
EJAN	—	92,358,288
EJUL	17,029,772	38,814,403
EOCT	8,296,416	85,658,116
ZAPR	7,170,850	6,630,516
ZAUG	21,753,054	94,247,883
ZDEK	26,444,295	104,458,149
ZFEB	41,122,405	29,073,159
ZJAN	19,292,800	2,921,348
ZJUL	19,195,812	147,613,116
ZJUN	7,125,258	1,587,655
ZMAR	14,051,340	19,680,221
ZMAY	5,563,389	4,683,855
ZNOV	11,034,912	104,212,736
ZOCT	42,871,887	92,678,277
ZSEP	23,477,897	130,461,389
AAPR	—	25,092,842
TAPR	—	—
AJAN	—	25,014,426
TJAN	7,107,571	23,477,094
AJUL	—	27,370,031
TJUL	18,782,428	297,231,099
AOCT	724,823	17,995,252
TOCT	2,221,800	—
APOC	55,434,203	140,452,998
JAJL	28,156,066	812,027,153

514

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	In-Kind Creations	In-Kind Redemptions
DDTL	$100,312,615	$171,314,023
DDTN	—	—
DDTO	44,887,630	—
DDTS	16,643,373	—
DDFL	51,084,701	14,477,621
DDFN	—	—
DDFO	95,419,496	—
DDFS	32,277,674	—
XDQQ	9,985,106	100,906,393
QTAP	7,514,848	24,216,806
QTJA	2,913,388	65,254,500
QTJL	1,002,585	15,160,784
QTOC	7,943,455	43,206,660
NAPR	4,046,275	276,970,404
NAUG	54,185,323	37,230,068
NDEC	9,631,218	55,504,815
NFEB	31,832,940	20,915,886
NJAN	39,324,066	555,169,186
NJUL	13,046,266	576,636,634
NJUN	11,252,479	62,004,046
NMAR	7,939,370	14,763,113
NMAY	4,377,431	6,433,063
NNOV	10,965,021	40,305,752
NOCT	26,106,557	385,818,844
NSEP	6,230,434	56,903,047
IBUF	15,746,530	88,874,954
IAPR	—	197,533,353
IAUG	3,508,256	21,157,146
IDEC	—	12,098,254
IFEB	—	16,676,817
IJAN	4,705,668	260,397,264
IJUL	39,514,321	196,089,855
IJUN	2,111,221	60,272,514
IMAR	15,639,748	65,160,298
IMAY	715,740	19,063,835
INOV	—	19,559,245
IOCT	8,096,581	374,768,471
ISEP	749,662	189,716,172
QBUF	36,503,799	565,575,095
LAPR	57,156	—
LJAN	72,413	33,441
LJUL	23,828	—
LOCT	28,203	54,398
APRH	346,455	466,530
JANH	238,246	773,915
JULH	379,750	312,440
OCTH	1,607,571	280,769
APRJ	1,398,613	864,654
JANJ	1,016,548	1,341,057

515

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	In-Kind Creations	In-Kind Redemptions
JULJ	$309,012	$1,301,511
OCTJ	535,677	1,122,751
ZALT	129,710,496	1,480,992,854
EALT	21,111,785	419,758,469
XBAP	123,792,918	488,959,843
XBJA	210,410,832	198,506,006
XBJL	60,640,833	176,131,166
XBOC	43,654,368	299,810,568
XDSQ	12,055,903	135,252,489
XTAP	6,713,445	28,716,161
XTJA	1,499,905	24,723,471
XTJL	4,721,987	10,742,871
XTOC	5,579,402	31,773,689
BAPR	7,611,732	352,171,920
BAUG	124,244,244	306,331,848
BDEC	129,286,242	712,522,032
BFEB	43,754,145	275,999,097
BJAN	51,127,300	676,757,761
BJUL	58,718,942	533,434,125
BJUN	4,196,118	187,941,191
BMAR	2,390,770	243,306,160
BMAY	1,079,076	138,500,051
BNOV	33,613,824	191,286,360
BOCT	99,523,307	600,798,232
BSEP	21,228,943	232,224,885
PAPR	63,493,367	1,567,905,204
PAUG	151,468,896	1,869,534,847
PDEC	170,695,028	1,989,759,658
PFEB	206,272,822	1,534,332,958
PJAN	121,778,865	2,445,405,253
PJUL	192,326,882	1,982,220,254
PJUN	66,379,302	813,003,595
PMAR	22,288,003	1,207,514,579
PMAY	6,134,199	1,096,818,290
PNOV	36,240,192	981,336,470
POCT	107,633,118	1,836,200,631
PSEP	138,159,888	1,772,093,645
UAPR	10,604,087	227,833,782
UAUG	54,000,630	271,983,890
UDEC	107,576,744	259,954,764
UFEB	90,127,531	161,689,998
UJAN	38,684,077	433,671,792
UJUL	53,637,500	186,131,980
UJUN	2,747,024	96,237,377
UMAR	40,708,525	115,169,333
UMAY	1,878,077	58,399,207
UNOV	24,509,296	150,875,042
UOCT	25,264,824	376,074,924
USEP	22,232,560	203,990,114

516

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	In-Kind Creations	In-Kind Redemptions
RBUF	$20,142,345	$342,829,361
KAPR	40,648,086	233,443,752
KAUG	43,698,425	169,103,048
KDEC	20,199,678	26,295,318
KFEB	30,488,122	56,853,042
KJAN	11,310,474	506,227,020
KJUL	27,070,338	132,709,697
KJUN	5,264,259	44,423,967
KMAR	1,379,543	2,337,570
KMAY	12,950,518	29,986,992
KNOV	6,645,617	27,243,062
KOCT	12,789,099	148,267,450
KSEP	14,382,607	32,179,197
QBF	—	10,028,421

5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
6. FEDERAL INCOME TAX INFORMATION
At October 31, 2025, the cost of investments including options written and net unrealized appreciation/ (depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
TFJL	$31,843,400	$4,839	$(316,412)	$(311,573)
TBJL	27,865,924	1,278,620	(805,464)	473,156
BALT	1,870,567,070	46,917,285	(33,116,881)	13,800,404
EBUF	15,431,681	549,772	(355,564)	194,208
EAPR	69,243,641	19,833,180	(12,106,752)	7,726,428
EJAN	87,867,464	30,181,251	(17,945,460)	12,235,791

517

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EJUL	$140,034,480	$19,678,626	$(11,601,995)	$8,076,631
EOCT	104,210,013	3,497,493	(1,906,667)	1,590,826
ZAPR	37,227,468	10,716,369	(9,077,646)	1,638,723
ZAUG	115,435,874	9,401,572	(6,960,167)	2,441,405
ZDEK	98,495,024	13,429,235	(12,311,019)	1,118,216
ZFEB	112,605,820	17,234,648	(12,827,646)	4,407,002
ZJAN	51,714,684	8,463,988	(5,582,049)	2,881,939
ZJUL	150,327,552	16,015,341	(12,148,085)	3,867,256
ZJUN	52,109,874	7,640,543	(6,004,031)	1,636,512
ZMAR	91,078,267	17,422,428	(12,829,587)	4,592,841
ZMAY	35,364,059	7,307,599	(6,222,422)	1,085,177
ZNOV	45,601,908	—	(3,633)	(3,633)
ZOCT	129,962,129	2,837,218	(2,283,693)	553,525
ZSEP	146,399,641	8,357,812	(6,706,926)	1,650,886
AAPR	51,429,195	15,145,842	(9,249,257)	5,896,585
TAPR	9,631,052	2,312,581	(1,706,999)	605,582
AJAN	39,586,112	14,961,147	(11,893,443)	3,067,704
TJAN	35,525,834	5,381,635	(3,760,693)	1,620,942
AJUL	55,257,404	13,820,947	(8,191,390)	5,629,557
TJUL	163,343,962	17,290,731	(13,018,610)	4,272,121
AOCT	68,116,043	12,945,580	(8,881,455)	4,064,125
TOCT	10,484,026	230,845	(189,759)	41,086
APOC	100,298,533	2,443,316	(2,009,929)	433,387
JAJL	235,188,895	25,219,156	(19,431,936)	5,787,220
DDTL	100,397,535	18,399,993	(16,503,935)	1,896,058
DDTN	945,750	—	(470)	(470)
DDTO	46,550,077	2,277,146	(1,926,074)	351,072
DDTS	21,099,543	2,161,488	(1,706,658)	454,830
DDFL	82,013,627	18,451,178	(17,562,222)	888,956
DDFN	945,918	—	(652)	(652)
DDFO	119,923,684	6,489,045	(5,759,505)	729,540
DDFS	54,430,016	6,121,361	(5,319,167)	802,194
XDQQ	59,562,578	4,395,329	(2,413,088)	1,982,241
QTAP	28,246,609	18,788,243	(16,231,738)	2,556,505
QTJA	23,423,522	8,218,234	(6,783,655)	1,434,579
QTJL	22,431,594	6,935,195	(5,196,479)	1,738,716
QTOC	14,103,685	1,583,063	(1,249,419)	333,644
NAPR	187,445,703	68,477,479	(49,454,671)	19,022,808
NAUG	80,221,661	9,183,583	(5,993,799)	3,189,784
NDEC	39,172,711	8,461,681	(5,195,795)	3,265,886
NFEB	42,215,650	9,272,913	(5,463,766)	3,809,147
NJAN	258,347,640	64,628,107	(33,949,507)	30,678,600
NJUL	232,430,438	35,633,110	(21,796,227)	13,836,883
NJUN	64,673,340	14,543,224	(9,280,945)	5,262,279
NMAR	26,242,664	7,724,647	(4,979,860)	2,744,787
NMAY	16,206,716	4,213,831	(3,287,757)	926,074

518

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NNOV	$21,479,761	$—	$(2,476)	$(2,476)
NOCT	249,294,377	10,810,238	(7,165,079)	3,645,159
NSEP	61,379,148	6,063,785	(4,374,226)	1,689,559
IBUF	73,410,563	791,918	(527,052)	264,866
IAPR	209,745,852	37,770,162	(17,639,043)	20,131,119
IAUG	73,112,313	2,567,306	(1,281,086)	1,286,220
IDEC	18,090,157	4,303,558	(1,200,923)	3,102,635
IFEB	23,870,367	4,466,692	(1,771,521)	2,695,171
IJAN	134,153,599	36,345,273	(12,932,911)	23,412,362
IJUL	221,637,012	11,871,706	(5,651,948)	6,219,758
IJUN	56,774,614	3,830,235	(1,598,019)	2,232,216
IMAR	31,782,561	4,457,538	(2,085,544)	2,371,994
IMAY	32,041,960	3,830,120	(1,701,166)	2,128,954
INOV	11,755,332	—	(2,382)	(2,382)
IOCT	194,155,746	76,882	(355,555)	(278,673)
ISEP	99,956,631	2,000,012	(1,124,651)	875,361
QBUF	208,446,230	11,230,851	(7,691,384)	3,539,467
LAPR	7,406,863	140,946	(9)	140,937
LJAN	11,512,478	204,789	(8)	204,781
LJUL	7,697,129	84,981	—	84,981
LOCT	13,665,318	20,081	(4,941)	15,140
APRH	26,120,808	19,001	(22)	18,979
JANH	10,562,067	2,449	(182)	2,267
JULH	18,826,702	27,144	—	27,144
OCTH	20,370,183	124	(7,997)	(7,873)
APRJ	34,037,182	23,848	(23)	23,825
JANJ	16,130,156	4,874	—	4,874
JULJ	17,534,404	25,054	—	25,054
OCTJ	17,965,451	92	(6,416)	(6,324)
ZALT	627,069,830	17,394,738	(10,640,255)	6,754,483
EALT	152,851,695	3,918,384	(1,504,815)	2,413,569
XBAP	156,967,425	57,022,498	(61,108,219)	(4,085,721)
XBJA	87,308,952	29,775,609	(25,055,183)	4,720,426
XBJL	121,183,517	22,854,656	(17,136,865)	5,717,791
XBOC	82,674,495	3,570,600	(2,836,281)	734,319
XDSQ	69,643,366	2,497,146	(1,111,170)	1,385,976
XTAP	21,859,232	11,772,237	(9,722,619)	2,049,618
XTJA	16,295,928	5,494,260	(3,925,993)	1,568,267
XTJL	15,556,004	3,162,160	(2,497,664)	664,496
XTOC	15,451,516	830,133	(655,089)	175,044
BAPR	309,327,423	86,336,415	(51,593,957)	34,742,458
BAUG	210,911,541	18,653,825	(8,731,163)	9,922,662
BDEC	178,472,788	26,201,474	(9,960,638)	16,240,836
BFEB	177,159,670	25,229,687	(11,514,228)	13,715,459
BJAN	256,140,774	47,562,480	(18,702,437)	28,860,043
BJUL	278,159,735	33,864,793	(15,629,403)	18,235,390

519

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BJUN	$149,965,002	$27,007,699	$(13,694,200)	$13,313,499
BMAR	161,039,789	29,325,779	(12,108,140)	17,217,639
BMAY	139,096,918	37,293,786	(20,094,252)	17,199,534
BNOV	146,307,550	—	(17,714)	(17,714)
BOCT	284,682,791	7,343,420	(3,790,956)	3,552,464
BSEP	234,540,439	14,588,899	(7,042,025)	7,546,874
PAPR	734,523,999	176,327,951	(115,587,533)	60,740,418
PAUG	944,251,385	82,697,891	(47,211,362)	35,486,529
PDEC	836,430,657	128,159,299	(45,149,301)	83,009,998
PFEB	728,088,776	111,788,272	(52,062,468)	59,725,804
PJAN	1,082,687,467	199,677,301	(96,247,702)	103,429,599
PJUL	1,134,085,295	127,693,333	(74,834,625)	52,858,708
PJUN	706,206,079	123,122,890	(75,123,596)	47,999,294
PMAR	577,793,693	101,147,462	(54,028,770)	47,118,692
PMAY	569,428,446	146,772,500	(94,456,594)	52,315,906
PNOV	613,942,764	—	(74,334)	(74,334)
POCT	1,079,469,235	25,403,450	(16,014,309)	9,389,141
PSEP	914,315,917	56,805,780	(34,101,282)	22,704,498
UAPR	146,875,130	29,427,679	(21,473,656)	7,954,023
UAUG	229,923,479	18,049,033	(10,079,984)	7,969,049
UDEC	246,578,024	40,188,477	(20,880,128)	19,308,349
UFEB	159,186,783	24,556,826	(14,492,535)	10,064,291
UJAN	187,107,109	30,579,759	(15,317,703)	15,262,056
UJUL	205,792,794	22,154,940	(12,726,428)	9,428,512
UJUN	136,477,817	18,816,224	(11,709,015)	7,107,209
UMAR	167,154,551	29,109,495	(15,829,397)	13,280,098
UMAY	54,207,388	12,879,167	(8,598,409)	4,280,758
UNOV	65,967,210	—	(7,986)	(7,986)
UOCT	177,113,870	4,121,539	(2,578,193)	1,543,346
USEP	223,645,468	11,862,669	(7,114,385)	4,748,284
RBUF	69,484,713	1,357,540	(712,378)	645,162
KAPR	144,189,218	38,572,621	(20,588,878)	17,983,743
KAUG	123,274,405	16,255,856	(9,045,018)	7,210,838
KDEC	73,568,758	4,849,598	(3,776,036)	1,073,562
KFEB	40,873,494	2,320,821	(1,314,150)	1,006,671
KJAN	256,870,054	41,533,770	(15,362,267)	26,171,503
KJUL	147,640,129	23,487,037	(12,535,487)	10,951,550
KJUN	18,132,381	4,203,209	(2,400,142)	1,803,067
KMAR	10,703,046	2,416,525	(1,199,393)	1,217,132
KMAY	18,601,772	4,436,704	(2,903,028)	1,533,676
KNOV	18,253,951	—	(3,068)	(3,068)
KOCT	135,060,240	2,950,079	(1,241,930)	1,708,149
KSEP	29,018,051	1,581,926	(880,273)	701,653
QBF	21,761,335	245,070	(1,031,592)	(786,522)

520

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
At October 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
TFJL	$(7,356,869)	$—	$—	$(311,573)	$(7,668,442)
TBJL	(5,331,410)	—	—	473,156	(4,858,254)
BALT	(98,545,396)	—	—	13,800,404	(84,744,992)
EBUF	(646,659)	—	—	194,208	(452,451)
EAPR	(8,578,561)	—	—	7,726,428	(852,133)
EJAN	(11,925,836)	—	—	12,235,791	309,955
EJUL	(3,217,780)	—	—	8,076,631	4,858,851
EOCT	(1,469,743)	—	—	1,590,826	121,083
ZAPR	(245,931)	—	—	1,638,723	1,392,792
ZAUG	(6,676,601)	—	—	2,441,405	(4,235,196)
ZDEK	(1,757,028)	—	—	1,118,216	(638,812)
ZFEB	(1,203,454)	—	—	4,407,002	3,203,548
ZJAN	(336,901)	—	—	2,881,939	2,545,038
ZJUL	(7,203,417)	—	—	3,867,256	(3,336,161)
ZJUN	(165,308)	—	—	1,636,512	1,471,204
ZMAR	(661,706)	—	—	4,592,841	3,931,135
ZMAY	(144,281)	—	—	1,085,177	940,896
ZNOV	(5,490,767)	—	—	(3,633)	(5,494,400)
ZOCT	(6,778,238)	—	—	553,525	(6,224,713)
ZSEP	(7,761,981)	—	—	1,650,886	(6,111,095)
AAPR	(666,343)	—	—	5,896,585	5,230,242
TAPR	(45,991)	—	—	605,582	559,591
AJAN	(968,628)	—	—	3,067,704	2,099,076
TJAN	(275,100)	—	—	1,620,942	1,345,842
AJUL	(1,153,988)	—	—	5,629,557	4,475,569
TJUL	(31,129,861)	—	—	4,272,121	(26,857,740)
AOCT	(690,010)	—	—	4,064,125	3,374,115
TOCT	(5,378)	—	—	41,086	35,708
APOC	(2,577,803)	—	—	433,387	(2,144,416)
JAJL	(14,470,747)	—	—	5,787,220	(8,683,527)
DDTL	(253,329)	—	—	1,896,058	1,642,729
DDTN	—	—	—	(470)	(470)
DDTO	(19,525)	—	—	351,072	331,547
DDTS	(22,444)	—	—	454,830	432,386
DDFL	(207,955)	—	—	888,956	681,001
DDFN	—	—	—	(652)	(652)
DDFO	(54,036)	—	—	729,540	675,504
DDFS	(29,135)	—	—	802,194	773,059
XDQQ	(2,072,058)	—	—	1,982,241	(89,817)
QTAP	(7,064,095)	—	—	2,556,505	(4,507,590)
QTJA	(14,207,908)	—	—	1,434,579	(12,773,329)
QTJL	(5,553,675)	—	—	1,738,716	(3,814,959)

521

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
QTOC	$(8,470,241)	$—	$—	$333,644	$(8,136,597)
NAPR	(45,674,016)	—	—	19,022,808	(26,651,208)
NAUG	(1,995,230)	—	—	3,189,784	1,194,554
NDEC	(613,391)	—	—	3,265,886	2,652,495
NFEB	(403,175)	—	—	3,809,147	3,405,972
NJAN	(62,169,026)	—	—	30,678,600	(31,490,426)
NJUL	(41,988,054)	—		13,836,883	(28,151,171)
NJUN	(2,107,756)	—	—	5,262,279	3,154,523
NMAR	(184,407)	—	—	2,744,787	2,560,380
NMAY	(67,819)	—	—	926,074	858,255
NNOV	(2,411,030)	—	—	(2,476)	(2,413,506)
NOCT	(34,696,337)	—	—	3,645,159	(31,051,178)
NSEP	(2,606,995)	—	—	1,689,559	(917,436)
IBUF	(932,840)	—	—	264,866	(667,974)
IAPR	(16,179,525)	—	—	20,131,119	3,951,594
IAUG	(1,345,163)	—	—	1,286,220	(58,943)
IDEC	(227,600)	—	—	3,102,635	2,875,035
IFEB	(373,031)	—	—	2,695,171	2,322,140
IJAN	(16,042,486)	—	—	23,412,362	7,369,876
IJUL	(5,934,390)	—	—	6,219,758	285,368
IJUN	(1,301,530)	—	—	2,232,216	930,686
IMAR	(1,486,474)	—	—	2,371,994	885,520
IMAY	(53,269)	—	—	2,128,954	2,075,685
INOV	(1,125,334)	—	—	(2,382)	(1,127,716)
IOCT	(21,448,879)	—	—	(278,673)	(21,727,552)
ISEP	(7,399,239)	—	—	875,361	(6,523,878)
QBUF	(13,173,700)	—	—	3,539,467	(9,634,233)
LAPR	—	—	—	140,937	140,937
LJAN	—	—	—	204,781	204,781
LJUL	—	—	—	84,981	84,981
LOCT	—	—	—	15,140	15,140
APRH	—	270,217		18,979	289,196
JANH	—	—	—	2,267	2,267
JULH	—	305,621	—	27,144	332,765
OCTH	—	46,181	—	(7,873)	38,308
APRJ	—	296,327	—	23,825	320,152
JANJ	—	—	—	4,874	4,874
JULJ	—	207,319	—	25,054	232,373
OCTJ	—	—	—	(6,324)	(6,324)
ZALT	(19,814,049)	—	—	6,754,483	(13,059,566)
EALT	(6,042,239)	—	—	2,413,569	(3,628,670)
XBAP	(5,330,044)	—	—	(4,085,721)	(9,415,765)
XBJA	(33,693,018)	—	—	4,720,426	(28,972,592)
XBJL	(4,355,368)	—	—	5,717,791	1,362,423
XBOC	(29,137,379)	—	—	734,319	(28,403,060)

522

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
XDSQ	$(2,002,211)	$—	$—	$1,385,976	$(616,235)
XTAP	(1,879,844)	—	—	2,049,618	169,774
XTJA	(4,495,187)	—	—	1,568,267	(2,926,920)
XTJL	(1,598,301)	—	—	664,496	(933,805)
XTOC	(4,565,643)	—	—	175,044	(4,390,599)
BAPR	(38,381,628)	—	—	34,742,458	(3,639,170)
BAUG	(26,661,796)	—	—	9,922,662	(16,739,134)
BDEC	(20,999,198)	—	—	16,240,836	(4,758,362)
BFEB	(16,354,412)	—	—	13,715,459	(2,638,953)
BJAN	(48,898,990)	—	—	28,860,043	(20,038,947)
BJUL	(12,302,051)	—	—	18,235,390	5,933,339
BJUN	(6,778,685)	—	—	13,313,499	6,534,814
BMAR	(12,975,462)	—	—	17,217,639	4,242,177
BMAY	(3,046,274)	—	—	17,199,534	14,153,260
BNOV	(36,699,989)	—	—	(17,714)	(36,717,703)
BOCT	(44,988,163)	—	—	3,552,464	(41,435,699)
BSEP	(14,914,119)	—	—	7,546,874	(7,367,245)
PAPR	(158,551,980)	—	—	60,740,418	(97,811,562)
PAUG	(76,672,808)	—	—	35,486,529	(41,186,279)
PDEC	(153,282,601)	—	—	83,009,998	(70,272,603)
PFEB	(97,529,694)	—	—	59,725,804	(37,803,890)
PJAN	(200,560,372)	—	—	103,429,599	(97,130,773)
PJUL	(62,136,430)	—	—	52,858,708	(9,277,722)
PJUN	(30,608,037)	—	—	47,999,294	17,391,257
PMAR	(65,952,043)	—	—	47,118,692	(18,833,351)
PMAY	(15,355,692)	—	—	52,315,906	36,960,214
PNOV	(278,418,741)	—	—	(74,334)	(278,493,075)
POCT	(172,996,123)	—	—	9,389,141	(163,606,982)
PSEP	(103,692,789)	—	—	22,704,498	(80,988,291)
UAPR	(23,048,367)	—	—	7,954,023	(15,094,344)
UAUG	(26,926,336)	—	—	7,969,049	(18,957,287)
UDEC	(18,612,316)	—	—	19,308,349	696,033
UFEB	(13,007,914)	—	—	10,064,291	(2,943,623)
UJAN	(54,722,931)	—	—	15,262,056	(39,460,875)
UJUL	(4,710,563)	—	—	9,428,512	4,717,949
UJUN	(3,792,223)	—	—	7,107,209	3,314,986
UMAR	(9,671,638)	—	—	13,280,098	3,608,460
UMAY	(636,053)	—	—	4,280,758	3,644,705
UNOV	(19,417,077)	—	—	(7,986)	(19,425,063)
UOCT	(22,971,450)	—	—	1,543,346	(21,428,104)
USEP	(15,472,856)	—	—	4,748,284	(10,724,572)
RBUF	(4,561,685)	—	—	645,162	(3,916,523)
KAPR	(13,583,858)	—	—	17,983,743	4,399,885
KAUG	(13,817,212)	—	—	7,210,838	(6,606,374)
KDEC	(1,016,173)	—	—	1,073,562	57,389

523

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
KFEB	$(202,401)	$—	$—	$1,006,671	$804,270
KJAN	(45,488,459)	—	—	26,171,503	(19,316,956)
KJUL	(10,760,028)	—	—	10,951,550	191,522
KJUN	(1,641,074)	—	—	1,803,067	161,993
KMAR	(71,607)	—	—	1,217,132	1,145,525
KMAY	(146,054)	—	—	1,533,676	1,387,622
KNOV	(1,063,553)	—	—	(3,068)	(1,066,621)
KOCT	(15,862,432)	—	—	1,708,149	(14,154,283)
KSEP	(505,505)	—	—	701,653	196,148
QBF	(958,106)	—	190,835	(786,522)	(1,553,793)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2025, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
TFJL	$160,874
TBJL	178,684
BALT	8,235,783
EBUF	64,622
EAPR	524,640
EJAN	818,480
EJUL	723,515
EOCT	549,987
ZAPR	138,981
ZAUG	167,231
ZDEK	888,995
ZFEB	601,690
ZJAN	323,207
ZJUL	—
ZJUN	154,538
ZMAR	120,305
ZMAY	136,856
ZNOV	299,553
ZOCT	463,917
ZSEP	—
AAPR	397,475
TAPR	36,548
AJAN	313,891
TJAN	260,603
AJUL	425,378
TJUL	1,131,141
AOCT	446,214
TOCT	5,377

524

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Late Year Ordinary Losses
APOC	$146,308
JAJL	—
DDTL	242,311
DDTN	—
DDTO	19,525
DDTS	22,444
DDFL	195,164
DDFN	—
DDFO	54,036
DDFS	29,135
XDQQ	289,244
QTAP	149,947
QTJA	121,335
QTJL	110,203
QTOC	100,098
NAPR	1,428,564
NAUG	225,860
NDEC	473,990
NFEB	282,998
NJAN	1,903,937
NJUL	1,489,162
NJUN	336,036
NMAR	173,952
NMAY	64,535
NNOV	153,714
NOCT	1,060,719
NSEP	245,846
IBUF	271,186
IAPR	1,555,654
IAUG	192,250
IDEC	105,289
IFEB	176,480
IJAN	1,268,155
IJUL	1,258,595
IJUN	331,152
IMAR	304,952
IMAY	53,269
INOV	88,190
IOCT	927,008
ISEP	611,762
QBUF	828,643
LAPR	—
LJAN	—
LJUL	—
LOCT	—
APRH	—

525

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Late Year Ordinary Losses
JANH	$—
JULH	—
OCTH	—
APRJ	—
JANJ	—
JULJ	—
OCTJ	—
ZALT	2,709,477
EALT	730,036
XBAP	1,201,190
XBJA	631,365
XBJL	928,877
XBOC	590,601
XDSQ	396,071
XTAP	140,712
XTJA	111,433
XTJL	81,793
XTOC	87,298
BAPR	2,105,984
BAUG	1,172,425
BDEC	1,597,220
BFEB	1,210,397
BJAN	1,879,481
BJUL	1,650,080
BJUN	997,806
BMAR	1,261,852
BMAY	926,291
BNOV	945,029
BOCT	1,565,567
BSEP	1,182,997
PAPR	5,021,538
PAUG	5,449,547
PDEC	6,567,150
PFEB	5,200,093
PJAN	7,909,449
PJUL	6,451,590
PJUN	4,287,622
PMAR	3,917,338
PMAY	3,739,803
PNOV	4,513,355
POCT	5,367,108
PSEP	5,092,862
UAPR	1,014,449
UAUG	1,200,651
UDEC	2,021,198
UFEB	1,255,939

526

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

Late Year Ordinary Losses
UJAN	$1,419,991
UJUL	1,049,033
UJUN	633,884
UMAR	967,245
UMAY	358,684
UNOV	615,393
UOCT	1,138,191
USEP	997,215
RBUF	328,928
KAPR	1,104,766
KAUG	709,260
KDEC	375,833
KFEB	155,526
KJAN	1,970,133
KJUL	939,851
KJUN	123,858
KMAR	61,841
KMAY	136,653
KNOV	121,118
KOCT	714,061
KSEP	112,203
QBF	—

At October 31, 2025, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
TFJL	$7,195,995	$—
TBJL	5,152,726	—
BALT	90,309,613	—
EBUF	582,037	—
EAPR	8,053,921	—
EJAN	11,107,356	—
EJUL	1,416,728	1,077,537
EOCT	919,756	—
ZAPR	—	—
ZAUG	—	—
ZDEK	222,805	—
ZFEB	—	—
ZJAN	—	—
ZJUL	—	—
ZJUN	—	—
ZMAR	—	—
ZMAY	—	—
ZNOV	5,191,214	—
ZOCT	3,468,919	—

527

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Indefinite Short-Term	Indefinite Long-Term
ZSEP	$—	$—
AAPR	—	—
TAPR	—	—
AJAN	—	—
TJAN	—	—
AJUL	10,452	—
TJUL	12,729,714	—
AOCT	—	—
TOCT	1	—
APOC	—	—
JAJL	—	—
DDTL	11,018	—
DDTN	—	—
DDTO	—	—
DDTS	—	—
DDFL	12,791	—
DDFN	—	—
DDFO	—	—
DDFS	—	—
XDQQ	1,782,814	—
QTAP	6,914,148	—
QTJA	14,086,573	—
QTJL	5,443,472	—
QTOC	8,370,143	—
NAPR	44,245,452	—
NAUG	1,769,370	—
NDEC	139,401	—
NFEB	111,642	—
NJAN	60,265,089	—
NJUL	40,498,892	—
NJUN	1,771,720	—
NMAR	10,455	—
NMAY	3,284	—
NNOV	2,257,316	—
NOCT	33,635,618	—
NSEP	2,361,149	—
IBUF	661,252	—
IAPR	14,623,871	—
IAUG	1,152,913	—
IDEC	—	—
IFEB	196,551	—
IJAN	14,770,949	—
IJUL	4,675,795	—
IJUN	970,378	—
IMAR	1,181,522	—
IMAY	—	—
INOV	1,037,144	—

528

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Indefinite Short-Term	Indefinite Long-Term
IOCT	$20,521,871	$—
ISEP	6,787,477	—
QBUF	12,345,057	—
LAPR	—	—
LJAN	—	—
LJUL	—	—
LOCT	—	—
APRH	—	—
JANH	—	—
JULH	—	—
OCTH	—	—
APRJ	—	—
JANJ	—	—
JULJ	—	—
OCTJ	—	—
ZALT	17,104,572	—
EALT	5,312,203	—
XBAP	4,128,854	—
XBJA	33,061,653	—
XBJL	3,426,491	—
XBOC	28,546,778	—
XDSQ	1,606,140	—
XTAP	1,739,132	—
XTJA	4,383,754	—
XTJL	1,516,508	—
XTOC	4,478,345	—
BAPR	36,275,644	—
BAUG	25,489,371	—
BDEC	19,401,978	—
BFEB	15,144,015	—
BJAN	47,019,509	—
BJUL	10,651,971	—
BJUN	5,780,879	—
BMAR	11,713,580	—
BMAY	2,119,983	—
BNOV	35,754,960	—
BOCT	43,422,596	—
BSEP	13,731,122	—
PAPR	153,530,442	—
PAUG	71,223,261	—
PDEC	146,604,236	—
PFEB	92,323,467	—
PJAN	192,650,923	—
PJUL	55,684,840	—
PJUN	26,320,415	—
PMAR	62,034,705	—
PMAY	11,615,889	—

529

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)

	Indefinite Short-Term	Indefinite Long-Term
PNOV	$273,905,386	$—
POCT	167,629,015	—
PSEP	98,599,927	—
UAPR	22,033,918	—
UAUG	25,722,433	—
UDEC	16,591,118	—
UFEB	11,751,975	—
UJAN	53,302,940	—
UJUL	3,661,530	—
UJUN	3,158,339	—
UMAR	8,704,393	—
UMAY	277,369	—
UNOV	18,801,684	—
UOCT	21,833,259	—
USEP	14,472,045	—
RBUF	4,232,757	—
KAPR	12,479,092	—
KAUG	13,107,952	—
KDEC	640,340	—
KFEB	46,874	—
KJAN	43,518,326	—
KJUL	9,812,351	—
KJUN	1,517,216	—
KMAR	9,766	—
KMAY	9,401	—
KNOV	942,435	—
KOCT	15,148,371	—
KSEP	393,302	—
QBF	958,106	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2025, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
EAPR	$1,266,276
EJUL	6,221,598
ZAUG	15,947
AJUL	92,459
QTAP	128,221
QTJL	748,159
IMAY	1,546
LJAN	23,312
LOCT	4,415
XBAP	537,392
XTJL	605,274
BJUL	145,055
BMAY	3,842,759
UMAY	1,984,079

530

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2025(Continued)
All other Funds did not utilize any capital loss carryforwards during the fiscal year or period ended October 31, 2025.
The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LAPR	$251,225	$—	$54,940	$306,165
LJAN	581,548	—	34,147	615,695
LJUL	177,344	—	35,370	212,714
LOCT	826,531	—	—	826,531
APRH	1,393,443	385,556	—	1,778,999
JANH	589,452	117,669	—	707,121
JULH	1,016,604	192,260	—	1,208,864
OCTH	874,850	320,193	—	1,195,043
APRJ	1,687,450	250,368	—	1,937,818
JANJ	795,646	151,937	—	947,583
JULJ	994,289	110,586	—	1,104,875
OCTJ	836,904	247,576	21,232	1,105,712

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LAPR	$87,613	$—	$29,719	$117,332
LJAN	417,456	—	162,312	579,768
LJUL	30,568	—	10,938	41,506
LOCT	735,995	—	384,786	1,120,781
APRH	1,390,861	462,508	92,364	1,945,733
JANH	387,862	87,730	—	475,592
JULH	1,346,076	302,010	—	1,648,086
OCTH	1,062,394	287,010	99,745	1,449,149
APRJ	1,919,828	529,484	30,654	2,479,966
JANJ	853,128	129,365	—	982,493
JULJ	1,334,589	219,971	—	1,554,560
OCTJ	1,192,241	226,849	24,164	1,443,254

All other Funds did not pay any distributions during the fiscal years ended October 31, 2025 and October 31, 2024.
7. SUBSEQUENT EVENT
On December 1, 2025, Goldman Sachs announced an agreement to acquire 100% of Innovator Capital Management LLC, advisor to the Funds, subject to regulatory approval and other customary closing conditions. Once the transaction is complete, the business will be wholly owned under Goldman Sachs Asset Management and the investment management and service providers will remain the same. It is expected that Innovator’s more than 70 employees will join Goldman Sachs Asset Management, with minimal disruption to operations. The transaction is expected to close in the second quarter of 2026.
Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued and has determined there were no other subsequent events requiring recognition or disclosure in the financial statements.

531

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Innovator ETFs Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator Defined Wealth Shield ETF, Innovator Emerging Markets 10 Buffer ETF - Quarterly, Innovator Emerging Markets Power Buffer ETF - April, Innovator Emerging Markets Power Buffer ETF - January, Innovator Emerging Markets Power Buffer ETF - July, Innovator Emerging Markets Power Buffer ETF - October, Innovator Equity Defined Protection ETF - 1 Yr April, Innovator Equity Defined Protection ETF - 1 Yr August, Innovator Equity Defined Protection ETF - 1 Yr December, Innovator Equity Defined Protection ETF - 1 Yr February, Innovator Equity Defined Protection ETF - 1 Yr January, Innovator Equity Defined Protection ETF - 1 Yr July, Innovator Equity Defined Protection ETF - 1 Yr June, Innovator Equity Defined Protection ETF - 1 Yr March, Innovator Equity Defined Protection ETF - 1 Yr May, Innovator Equity Defined Protection ETF - 1 Yr November, Innovator Equity Defined Protection ETF - 1 Yr October, Innovator Equity Defined Protection ETF - 1 Yr September, Innovator Equity Defined Protection ETF - 2 Yr to April 2026, Innovator Equity Defined Protection ETF - 2 Yr to April 2027, Innovator Equity Defined Protection ETF - 2 Yr to January 2026, Innovator Equity Defined Protection ETF - 2 Yr to January 2027, Innovator Equity Defined Protection ETF - 2 Yr to July 2027 (formerly Innovator Equity Defined Protection ETF - 2 Yr to July 2025), Innovator Equity Defined Protection ETF - 2 Yr to July 2026, Innovator Equity Defined Protection ETF - 2 Yr to October 2026, Innovator Equity Defined Protection ETF - 2 Yr to October 2027, Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct, Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul, Innovator Equity Dual Directional 10 Buffer ETF – July, Innovator Equity Dual Directional 10 Buffer ETF – November, Innovator Equity Dual Directional 10 Buffer ETF – October, Innovator Equity Dual Directional 10 Buffer ETF – September, Innovator Equity Dual Directional 15 Buffer ETF – July, Innovator Equity Dual Directional 15 Buffer ETF – November, Innovator Equity Dual Directional 15 Buffer ETF – October, Innovator Equity Dual Directional 15 Buffer ETF – September, Innovator Growth Accelerated ETF - Quarterly, Innovator Growth Accelerated Plus ETF - April, Innovator Growth Accelerated Plus ETF - January, Innovator Growth Accelerated Plus ETF - July, Innovator Growth Accelerated Plus ETF - October, Innovator Growth-100 Power Buffer ETF - April, Innovator Growth-100 Power Buffer ETF - August, Innovator Growth-100 Power Buffer ETF – December, Innovator Growth-100 Power Buffer ETF – February, Innovator Growth-100 Power Buffer ETF - January, Innovator Growth-100 Power Buffer ETF - July, Innovator Growth-100 Power Buffer ETF - June, Innovator Growth-100 Power Buffer ETF – March, Innovator Growth-100 Power Buffer ETF – May, Innovator Growth-100 Power Buffer ETF - November, Innovator Growth-100 Power Buffer ETF - October, Innovator Growth-100 Power Buffer ETF - September, Innovator International Developed 10 Buffer ETF - Quarterly, Innovator International Developed Power Buffer ETF - April, Innovator International Developed Power Buffer ETF - August, Innovator International Developed Power Buffer ETF - December, Innovator International Developed Power Buffer ETF - February, Innovator International Developed Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - July, Innovator International Developed Power Buffer ETF - June, Innovator International Developed Power Buffer ETF - March, Innovator International Developed Power Buffer ETF - May, Innovator International Developed Power Buffer ETF - November, Innovator International Developed Power Buffer ETF - October, Innovator International Developed Power Buffer ETF - September, Innovator Nasdaq-100 10 Buffer ETF - Quarterly, Innovator Premium Income 15 Buffer ETF - April, Innovator Premium Income 15 Buffer ETF - January, Innovator Premium Income 15 Buffer ETF - July, Innovator Premium Income 15 Buffer ETF - October, Innovator Premium Income 20 Barrier ETF - April, Innovator Premium Income 20 Barrier ETF - January, Innovator Premium Income 20 Barrier ETF - July, Innovator Premium Income 20 Barrier ETF - October, Innovator Premium Income 30 Barrier ETF - April, Innovator Premium Income 30 Barrier ETF - January, Innovator Premium Income 30 Barrier ETF - July, Innovator Premium Income 30 Barrier ETF - October, Innovator U.S. Equity 10 Buffer ETF - Quarterly, Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - January, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, Innovator U.S. Equity Accelerated ETF - Quarterly, Innovator U.S. Equity Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated Plus ETF - January, Innovator U.S. Equity Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated Plus ETF - October, Innovator U.S. Equity Buffer ETF - April, Innovator U.S. Equity Buffer ETF - August, Innovator U.S. Equity Buffer ETF - December, Innovator U.S. Equity Buffer ETF - February, Innovator U.S. Equity Buffer ETF - January, Innovator U.S. Equity Buffer ETF - July, Innovator U.S. Equity Buffer ETF - June, Innovator U.S. Equity Buffer ETF - March, Innovator U.S. Equity Buffer ETF - May, Innovator U.S. Equity Buffer ETF - November,

532

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Innovator U.S. Equity Buffer ETF - October, Innovator U.S. Equity Buffer ETF - September, Innovator U.S. Equity Power Buffer ETF - April, Innovator U.S. Equity Power Buffer ETF - August, Innovator U.S. Equity Power Buffer ETF - December, Innovator U.S. Equity Power Buffer ETF - February, Innovator U.S. Equity Power Buffer ETF - January, Innovator U.S. Equity Power Buffer ETF - July, Innovator U.S. Equity Power Buffer ETF - June, Innovator U.S. Equity Power Buffer ETF - March, Innovator U.S. Equity Power Buffer ETF - May, Innovator U.S. Equity Power Buffer ETF - November, Innovator U.S. Equity Power Buffer ETF - October, Innovator U.S. Equity Power Buffer ETF - September, Innovator U.S. Equity Ultra Buffer ETF - April, Innovator U.S. Equity Ultra Buffer ETF - August, Innovator U.S. Equity Ultra Buffer ETF - December, Innovator U.S. Equity Ultra Buffer ETF - February, Innovator U.S. Equity Ultra Buffer ETF - January, Innovator U.S. Equity Ultra Buffer ETF - July, Innovator U.S. Equity Ultra Buffer ETF - June, Innovator U.S. Equity Ultra Buffer ETF - March, Innovator U.S. Equity Ultra Buffer ETF - May, Innovator U.S. Equity Ultra Buffer ETF - November, Innovator U.S. Equity Ultra Buffer ETF - October, Innovator U.S. Equity Ultra Buffer ETF - September, Innovator U.S. Small Cap 10 Buffer ETF - Quarterly, Innovator U.S. Small Cap Power Buffer ETF - April, Innovator U.S. Small Cap Power Buffer ETF - August, Innovator U.S. Small Cap Power Buffer ETF – December, Innovator U.S. Small Cap Power Buffer ETF – February, Innovator U.S. Small Cap Power Buffer ETF - January, Innovator U.S. Small Cap Power Buffer ETF - July, Innovator U.S. Small Cap Power Buffer ETF - June, Innovator U.S. Small Cap Power Buffer ETF – March, Innovator U.S. Small Cap Power Buffer ETF – May, Innovator U.S. Small Cap Power Buffer ETF - November, Innovator U.S. Small Cap Power Buffer ETF – October, Innovator U.S. Small Cap Power Buffer ETF – September, and Innovator Uncapped Bitcoin 20 Floor ETF – Quarterly (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

533

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator Emerging Markets Power Buffer ETF - January, Innovator Emerging Markets Power Buffer ETF - July, Innovator Growth-100 Power Buffer ETF - April, Innovator Growth-100 Power Buffer ETF - January, Innovator Growth-100 Power Buffer ETF - July, Innovator Growth-100 Power Buffer ETF - October, Innovator International Developed Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - July, Innovator U.S. Equity Buffer ETF - April, Innovator U.S. Equity Buffer ETF - August, Innovator U.S. Equity Buffer ETF - December, Innovator U.S. Equity Buffer ETF - February, Innovator U.S. Equity Buffer ETF - January, Innovator U.S. Equity Buffer ETF - July, Innovator U.S. Equity Buffer ETF - June, Innovator U.S. Equity Buffer ETF - March, Innovator U.S. Equity Buffer ETF - May, Innovator U.S. Equity Buffer ETF - November, Innovator U.S. Equity Buffer ETF - October, Innovator U.S. Equity Buffer ETF - September, Innovator U.S. Equity Power Buffer ETF - April, Innovator U.S. Equity Power Buffer ETF - August, Innovator U.S. Equity Power Buffer ETF - December, Innovator U.S. Equity Power Buffer ETF - February, Innovator U.S. Equity Power Buffer ETF - January, Innovator U.S. Equity Power Buffer ETF - July, Innovator U.S. Equity Power Buffer ETF - June, Innovator U.S. Equity Power Buffer ETF - March, Innovator U.S. Equity Power Buffer ETF - May, Innovator U.S. Equity Power Buffer ETF - November, Innovator U.S. Equity Power Buffer ETF - October, Innovator U.S. Equity Power Buffer ETF - September, Innovator U.S. Equity Ultra Buffer ETF - April, Innovator U.S. Equity Ultra Buffer ETF - August, Innovator U.S. Equity Ultra Buffer ETF - December, Innovator U.S. Equity Ultra Buffer ETF - February, Innovator U.S. Equity Ultra Buffer ETF - January, Innovator U.S. Equity Ultra Buffer ETF - July, Innovator U.S. Equity Ultra Buffer ETF - June, Innovator U.S. Equity Ultra Buffer ETF - March, Innovator U.S. Equity Ultra Buffer ETF - May, Innovator U.S. Equity Ultra Buffer ETF - November, Innovator U.S. Equity Ultra Buffer ETF - October, Innovator U.S. Equity Ultra Buffer ETF - September, Innovator U.S. Small Cap Power Buffer ETF - April, Innovator U.S. Small Cap Power Buffer ETF - January, Innovator U.S. Small Cap Power Buffer ETF - July, and Innovator U.S. Small Cap Power Buffer ETF – October
	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022, and 2021
Innovator Emerging Markets Power Buffer ETF - April, Innovator Growth Accelerated ETF – Quarterly, Innovator Growth Accelerated Plus ETF - April, Innovator International Developed Power Buffer ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator U.S. Equity Accelerated ETF - Quarterly, and Innovator U.S. Equity Accelerated Plus ETF - April
	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and 2022, and for the period from March 31, 2021 (commencement of operations) through October 31, 2021

534

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Defined Wealth Shield ETF, Innovator Growth Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, and Innovator U.S. Equity Accelerated Plus ETF - July	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and 2022, and for the period from June 30, 2021 (commencement of operations) through October 31, 2021
Innovator Emerging Markets Power Buffer ETF - October, Innovator Growth Accelerated Plus ETF – October, Innovator International Developed Power Buffer ETF - October, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, and Innovator U.S. Equity Accelerated Plus ETF – October
	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and 2022, and for the period from September 30, 2021 (commencement of operations) through October 31, 2021
Innovator Growth Accelerated Plus ETF – January, Innovator U.S. Equity Accelerated 9 Buffer ETF – January, and Innovator U.S. Equity Accelerated Plus ETF – January	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, and 2023, and for the period from December 31, 2021 (commencement of operations) through October 31, 2022
Innovator Premium Income 20 Barrier ETF – April and Innovator Premium Income 30 Barrier ETF – April	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024 and for the period from March 31, 2023 (commencement of operations) through October 31, 2023
Innovator Premium Income 20 Barrier ETF – July and Innovator Premium Income 30 Barrier ETF – July	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024 and for the period from June 30, 2023 (commencement of operations) through October 31, 2023
Innovator Equity Defined Protection ETF – 2 Yr to July 2027 (formerly Innovator Equity Defined Protection ETF - 2 Yr to July 2025)	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the year ended October 31, 2025, 2024, and for the period from July 17, 2023 (commencement of operations) through October 31, 2023
Innovator International Developed Power Buffer ETF - September	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the year ended October 31, 2025, 2024, and for the period from August 31, 2023 (commencement of operations) through October 31, 2023

535

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Premium Income 15 Buffer ETF – October, Innovator Premium Income 20 Barrier ETF – October, Innovator Premium Income 30 Barrier ETF – October, Innovator U.S. Equity 10 Buffer ETF – Quarterly, and Innovator U.S. Equity 5 to 15 Buffer ETF – Quarterly
	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024 and for the period from September 29, 2023, (commencement of operations) through October 31, 2023
Innovator International Developed Power Buffer ETF - November	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the year ended October 31, 2025, 2024, and for the period from October 31, 2023 (commencement of operations) through October 31, 2023
Innovator International Developed Power Buffer ETF - December	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from November 30, 2023 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 2 Yr to January 2026, Innovator Premium Income 15 Buffer ETF – January, Innovator Premium Income 20 Barrier ETF – January, and Innovator Premium Income 30 Barrier ETF – January
	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from December 29, 2023 (commencement of operations) through October 31, 2024
Innovator International Developed Power Buffer ETF - February	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from January 31, 2024 (commencement of operations) through October 31, 2024
Innovator International Developed Power Buffer ETF - March	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from February 29, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 2 Yr to April 2026, and Innovator Premium Income 15 Buffer ETF – April	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from March 28, 2024 (commencement of operations) through October 31, 2024
Innovator International Developed Power Buffer ETF - May	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from April 30, 2024 (commencement of operations) through October 31, 2024
Innovator Growth-100 Power Buffer ETF – June, Innovator International Developed Power Buffer ETF – June, and Innovator U.S. Small Cap Power Buffer ETF – June	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from May 31, 2024 (commencement of operations) through October 31, 2024

536

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Emerging Markets 10 Buffer ETF – Quarterly, Innovator Equity Defined Protection ETF - 1 Yr July, Innovator Equity Defined Protection ETF - 2 Yr to July 2026, Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul, Innovator International Developed 10 Buffer ETF – Quarterly, Innovator Nasdaq-100 10 Buffer ETF – Quarterly, Innovator Premium Income 15 Buffer ETF – July, and Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from June 28, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr August, Innovator Growth-100 Power Buffer ETF – August, Innovator International Developed Power Buffer ETF – August, and Innovator U.S. Small Cap Power Buffer ETF – August
	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from July 31, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr September, Innovator Growth-100 Power Buffer ETF – September, and Innovator U.S. Small Cap Power Buffer ETF – September	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from August 30, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr October, Innovator Equity Defined Protection ETF - 2 Yr to October 2026, and Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from September 30, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr November, Innovator Growth-100 Power Buffer ETF – November, and Innovator U.S. Small Cap Power Buffer ETF - November	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from October 31, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr December, Innovator Growth-100 Power Buffer ETF - December, and Innovator U.S. Small Cap Power Buffer ETF - December	For the period from November 29, 2024 (commencement of operations) through October 31, 2025
Innovator Equity Defined Protection ETF - 1 Yr January and Innovator Equity Defined Protection ETF - 2 Yr to January 2027	For the period from December 31, 2024 (commencement of operations) through October 31, 2025
Innovator Equity Defined Protection ETF - 1 Yr February, Innovator Growth-100 Power Buffer ETF - February, and Innovator U.S. Small Cap Power Buffer ETF - February	For the period from January 31, 2025 (commencement of operations) through October 31, 2025
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly	For the period from February 5, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Defined Protection ETF - 1 Yr March, Innovator Growth-100 Power Buffer ETF - March, and Innovator U.S. Small Cap Power Buffer ETF - March	For the period from February 28, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Defined Protection ETF - 1 Yr April and Innovator Equity Defined Protection ETF - 2 Yr to April 2027	For the period from March 31, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Defined Protection ETF - 1 Yr May, Innovator Growth-100 Power Buffer ETF - May, and Innovator U.S. Small Cap Power Buffer ETF - May	For the period from April 30, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Defined Protection ETF - 1 Yr June	For the period from May 30, 2025 (commencement of operations) through October 31, 2025

537

INNOVATOR ETFs TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Equity Dual Directional 10 Buffer ETF – July and Innovator Equity Dual Directional 15 Buffer ETF - July	For the period from June 30, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Dual Directional 10 Buffer ETF – September and Innovator Equity Dual Directional 15 Buffer ETF - September	For the period from August 29, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Defined Protection ETF - 2 Yr to October 2027, Innovator Equity Dual Directional 10 Buffer ETF - October, and Innovator Equity Dual Directional 15 Buffer ETF - October	For the period from September 30, 2025 (commencement of operations) through October 31, 2025
Innovator Equity Dual Directional 10 Buffer ETF – November and Innovator Equity Dual Directional 15 Buffer ETF - November	For the period from October 31, 2025 (commencement of operations) through October 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 29, 2025

538

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator U.S. Equity Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December
Innovator U.S. Equity Power Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December
Innovator U.S. Equity Ultra Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December
Innovator Emerging Markets Power Buffer ETFs – January, April, July, October
Innovator Growth-100 Power Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December
Innovator International Developed Power Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December
Innovator U.S. Small Cap Power Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December
Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July
Innovator U.S. Equity Accelerated Plus ETFs – January, April, July, October
Innovator U.S. Equity Accelerated 9 Buffer ETFs – January, April, July, October
Innovator U.S. Equity Accelerated ETF – Quarterly
Innovator Growth Accelerated Plus ETFs – January, April, July, October
Innovator Growth Accelerated ETF – Quarterly
Innovator Defined Wealth Shield ETF
Innovator Premium Income 20 Barrier ETFs – January, April, July, October
Innovator Premium Income 30 Barrier ETFs – January, April, July, October
Innovator Premium Income 15 Buffer ETFs – January, April, July, October
Innovator Equity Defined Protection ETF - 2 Yr to 2026 – January, April, July, October
Innovator U.S. Equity Buffer ETF - Quarterly – 5 to 15, 10
Innovator Equity Defined Protection ETF - 2 Yr to 2027 – January, April, July, October
At a quarterly Board meeting held on June 25, 2025, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator U.S. Equity Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Equity Power Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Equity Ultra Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December, Innovator Emerging Markets Power Buffer ETFs – January, April, July, October, Innovator Growth-100 Power Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December, Innovator International Developed Power Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Small Cap Power Buffer ETFs – January, February, March, April, May, June, July, August, September, October, November, December, Innovator 20+ Year Treasury Bond 5 Floor ETF – Quarterly, Innovator 20+ Year Treasury Bond 9 Buffer ETF – July, Innovator U.S. Equity Accelerated Plus ETFs – January, April, July, October, Innovator U.S. Equity Accelerated 9 Buffer ETFs – January, April, July, October, Innovator U.S. Equity Accelerated ETF – Quarterly, Innovator Growth Accelerated Plus ETFs – January, April, July, October, Innovator Growth Accelerated ETF – Quarterly, Innovator Defined Wealth Shield ETF, Innovator Premium Income 20 Barrier ETFs – January, April, July, October, Innovator Premium Income 30 Barrier ETFs – January, April, July, October, Innovator Premium Income 15 Buffer ETFs – January, April, July, October, Innovator Equity Defined Protection ETF - 2 Yr to 2026 – January, April, July, October, Innovator U.S. Equity Buffer ETF - Quarterly – 5 to 15, 10, and Innovator Equity Defined Protection ETF - 2 Yr to 2027 – January, April, July, October (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an

539

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)(Continued)
additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent, and quality of the services provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
The Board considered the historical investment performance of each of the Funds (where applicable) for the respective one-, three-, and five-year periods ended March 31, 2025 including NAV, market, and respective index returns. The Board considered that the Adviser had successfully re-set the defined outcome periods for each of the relevant Funds which have come to the end of their applicable durations. The Board considered the unitary fee rate or management fee rate, as applicable, currently paid by each Fund under the investment management agreement for the services provided.
The Board noted that the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable.

540

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)(Continued)
In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
The Board reviewed profitability information in connection with the Funds.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

541

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Dual Directional 10 Buffer ETF – July
Innovator Equity Dual Directional 15 Buffer ETF – July
Innovator Equity Dual Directional 10 Buffer ETF – September
Innovator Equity Dual Directional 15 Buffer ETF – September
At a quarterly Board meeting held on June 25, 2025, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Dual Directional 10 Buffer ETF – July, Innovator Equity Dual Directional 15 Buffer ETF – July, Innovator Equity Dual Directional 10 Buffer ETF – September and Innovator Equity Dual Directional 15 Buffer ETF - September (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

542

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)(Continued)
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee of the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

543

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Dual Directional 10 Buffer ETF – October
Innovator Equity Dual Directional 15 Buffer ETF – October
Innovator Equity Dual Directional 10 Buffer ETF – November
Innovator Equity Dual Directional 15 Buffer ETF – November
At a quarterly Board meeting held on September 4, 2025, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Dual Directional 10 Buffer ETF – October, Innovator Equity Dual Directional 15 Buffer ETF – October, Innovator Equity Dual Directional 10 Buffer ETF – November and Innovator Equity Dual Directional 15 Buffer ETF - November (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

544

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)(Continued)
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee of the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

545

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator Equity Defined Protection ETF - 1 Yr June
At a special Board meeting held on July 22, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 1 Yr June (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

546

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee of the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

547

INNOVATOR ETFs TRUST
Additional Information (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.
2. PROXY VOTING POLICIES AND PROCEDURES
The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.
3. INFORMATION ABOUT PORTFOLIO SECURITIES
Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386- 3890) to change the status of your existing account. You may change your status at any time.
5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery. com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
6. TAX NOTICE
For the fiscal year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the taxable year ended October 31, 2025, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.
For the taxable year ended October 31, 2025, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) were, respectively:

% of Ordinary Income Distributions Designated as Short-Term Capital Gain Distributions
TFJL	0.00%
TBJL	0.00%
BALT	0.00%
EBUF	0.00%

548

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions Designated as Short-Term Capital Gain Distributions
EAPR	0.00%
EJAN	0.00%
EJUL	0.00%
EOCT	0.00%
ZAPR	0.00%
ZAUG	0.00%
ZDEK	0.00%
ZFEB	0.00%
ZJAN	0.00%
ZJUL	0.00%
ZJUN	0.00%
ZMAR	0.00%
ZMAY	0.00%
ZNOV	0.00%
ZOCT	0.00%
ZSEP	0.00%
AAPR	0.00%
TAPR	0.00%
AJAN	0.00%
TJAN	0.00%
AJUL	0.00%
TJUL	0.00%
AOCT	0.00%
TOCT	0.00%
APOC	0.00%
JAJL	0.00%
DDTL	0.00%
DDTN	0.00%
DDTO	0.00%
DDTS	0.00%
DDFL	0.00%
DDFN	0.00%
DDFO	0.00%
DDFS	0.00%
XDQQ	0.00%
QTAP	0.00%
QTJA	0.00%
QTJL	0.00%
QTOC	0.00%
NAPR	0.00%
NAUG	0.00%
NDEC	0.00%
NFEB	0.00%
NJAN	0.00%
NJUL	0.00%
NJUN	0.00%

549

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions Designated as Short-Term Capital Gain Distributions
NMAR	0.00%
NMAY	0.00%
NNOV	0.00%
NOCT	0.00%
NSEP	0.00%
IBUF	0.00%
IAPR	0.00%
IAUG	0.00%
IDEC	0.00%
IFEB	0.00%
IJAN	0.00%
IJUL	0.00%
IJUN	0.00%
IMAR	0.00%
IMAY	0.00%
INOV	0.00%
IOCT	0.00%
ISEP	0.00%
QBUF	0.00%
LAPR	23.51%
LJAN	19.34%
LJUL	19.14%
LOCT	28.42%
APRH	31.68%
JANH	32.92%
JULH	27.50%
OCTH	28.95%
APRJ	25.15%
JANJ	18.31%
JULJ	21.10%
OCTJ	19.84%
ZALT	0.00%
EALT	0.00%
XBAP	0.00%
XBJA	0.00%
XBJL	0.00%
XBOC	0.00%
XDSQ	0.00%
XTAP	0.00%
XTJA	0.00%
XTJL	0.00%
XTOC	0.00%
BAPR	0.00%
BAUG	0.00%
BDEC	0.00%
BFEB	0.00%

550

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions Designated as Short-Term Capital Gain Distributions
BJAN	0.00%
BJUL	0.00%
BJUN	0.00%
BMAR	0.00%
BMAY	0.00%
BNOV	0.00%
BOCT	0.00%
BSEP	0.00%
PAPR	0.00%
PAUG	0.00%
PDEC	0.00%
PFEB	0.00%
PJAN	0.00%
PJUL	0.00%
PJUN	0.00%
PMAR	0.00%
PMAY	0.00%
PNOV	0.00%
POCT	0.00%
PSEP	0.00%
UAPR	0.00%
UAUG	0.00%
UDEC	0.00%
UFEB	0.00%
UJAN	0.00%
UJUL	0.00%
UJUN	0.00%
UMAR	0.00%
UMAY	0.00%
UNOV	0.00%
UOCT	0.00%
USEP	0.00%
RBUF	0.00%
KAPR	0.00%
KAUG	0.00%
KDEC	0.00%
KFEB	0.00%
KJAN	0.00%
KJUL	0.00%
KJUN	0.00%
KMAR	0.00%
KMAY	0.00%
KNOV	0.00%
KOCT	0.00%
KSEP	0.00%
QBF	0.00%

551

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

552

INVESTMENT ADVISOR
Innovator Capital Management, LLC
200 West Front Street
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	12/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	12/29/2025

By (Signature and Title)*	/s/ Kathleen Meyer
Kathleen Meyer, Principal Financial Officer

Date	12/29/2025

* Print the name and title of each signing officer under his or her signature.